UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2011
Date of reporting period:	January 31, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments Bond & Mortgage Securities Fund January 31, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Semiconductors - 0.00%				Amount
Tower Semiconductor Ltd - Warrants (a),(b)	345,803 $	—	BONDS (continued)	(000's)	Value (000's)
			Banks (continued)
TOTAL COMMON STOCKS	$ —		BAC Capital Trust XIII
	Principal		0.70%, 12/31/2049(d)	$ 3,640	$ 2,425
	Amount		BAC Capital Trust XIV
BONDS - 62.96%	(000's) Value (000's)		5.63%, 03/15/2043(d)	250	181
Advertising - 0.20%			Banco Bradesco SA/Cayman Islands
Interpublic Group of Cos Inc			5.90%, 01/16/2021(c)	135	133
10.00%, 07/15/2017	$ 3,255 $	3,873	Banco de Credito del Peru
			5.38%, 09/16/2020(c)	220	214
Aerospace & Defense - 0.34%			Banco do Brasil SA
BE Aerospace Inc			5.38%, 01/15/2021(c)	260	252
6.88%, 10/01/2020	510	529	BanColombia SA
GenCorp Inc			6.13%, 07/26/2020	100	99
9.50%, 08/15/2013	1,190	1,221	Bank of America Corp
L-3 Communications Corp			0.00%, 01/30/2014(d),(e)	3,605	3,614
5.88%, 01/15/2015	3,975	4,055	5.63%, 07/01/2020	5,395	5,548
Spirit Aerosystems Inc			5.65%, 05/01/2018	5,100	5,312
6.75%, 12/15/2020(c)	820	836	5.88%, 01/05/2021	6,780	7,098
	$ 6,641		6.50%, 08/01/2016	3,300	3,653
			8.00%, 12/29/2049(d)	1,675	1,736
Agriculture - 0.19%
Altria Group Inc			Bank of America NA
9.95%, 11/10/2038	1,440	1,930	6.00%, 10/15/2036	2,000	1,880
10.20%, 02/06/2039	580	788	Barclays Bank PLC
Southern States Cooperative Inc			5.14%, 10/14/2020	6,100	5,563
11.25%, 05/15/2015(c)	815	880	BBVA Bancomer SA/Texas
	$ 3,598		7.25%, 04/22/2020	242	252
Airlines - 0.18%			BPCE SA
			2.38%, 10/04/2013(c)	5,520	5,547
American Airlines 2011-1 Class A Pass Through
Trust			Capital One Financial Corp
5.25%, 07/31/2021(b)	1,175	1,178	5.70%, 09/15/2011	1,570	1,615
American Airlines 2011-1 Class B Pass Through			CIT Group Inc
Trust			7.00%, 05/01/2017	4,740	4,781
7.00%, 01/31/2018(b),(c)	300	301	Citigroup Inc
Continental Airlines 2007-1 Class C Pass Through			4.59%, 12/15/2015	3,910	4,083
Trust			4.75%, 05/19/2015	1,955	2,063
7.34%, 04/19/2014	66	66	5.38%, 08/09/2020	3,750	3,841
Delta Air Lines 2002-1 Class G-1 Pass Through			5.63%, 08/27/2012	5,150	5,422
Trust			City National Corp/CA
6.72%, 01/02/2023	718	732	5.25%, 09/15/2020	3,100	3,070
UAL 2009-1 Pass Through Trust			Comerica Inc
10.40%, 11/01/2016	515	592	3.00%, 09/16/2015	1,565	1,559
UAL 2009-2A Pass Through Trust			Cooperatieve Centrale Raiffeisen-Boerenleenbank
9.75%, 01/15/2017	263	305	BA/Netherlands
			11.00%, 12/29/2049(c),(d)	1,560	2,016
United Airlines 2007-1 Class C Pass Through Trust
2.71%, 07/02/2014(c),(d)	429	358	Credit Suisse AG
	$ 3,532		5.40%, 01/14/2020	1,490	1,508
			Development Bank of Kazakhstan JSC
Automobile Asset Backed Securities - 0.60%			5.50%, 12/20/2015(c)	275	281
Capital Auto Receivables Asset Trust
4.68%, 10/15/2012(d)	2,997	3,043	Discover Bank/Greenwood DE
Daimler Chrysler Auto Trust			8.70%, 11/18/2019	3,215	3,850
4.71%, 09/10/2012	1,178	1,188	First Horizon National Corp
Ford Credit Auto Owner Trust			5.38%, 12/15/2015	1,365	1,408
5.30%, 06/15/2012	3,095	3,154	First Union Institutional Capital I
Santander Drive Auto Receivables Trust			8.04%, 12/01/2026	1,000	1,020
0.93%, 06/17/2013(d)	4,000	4,000	Goldman Sachs Group Inc/The
			0.47%, 02/06/2012(d)	2,000	1,999
Volkswagen Auto Loan Enhanced Trust			0.51%, 08/05/2011(d)	3,500	3,503
4.50%, 07/20/2012	164	164	6.45%, 05/01/2036	1,280	1,251
	$ 11,549		6.75%, 10/01/2037	3,000	3,011
Automobile Parts & Equipment - 0.12%			HBOS Capital Funding LP
Dana Holding Corp			6.07%, 06/29/2049(c),(d)	1,225	1,060
6.75%, 02/15/2021	395	401	ICICI Bank Ltd
Goodyear Tire & Rubber Co/The			5.75%, 11/16/2020(c)	125	122
10.50%, 05/15/2016	1,405	1,595	ICICI Bank Ltd/Bahrain
Uncle Acquisition 2010 Corp			6.63%, 10/03/2012	340	363
8.63%, 02/15/2019(c)	380	396
			JP Morgan Chase & Co
	$ 2,392		5.25%, 05/01/2015	4,065	4,334
Banks - 8.67%			Kazkommertsbank JSC
Ally Financial Inc			8.50%, 04/16/2013	102	100
8.30%, 02/12/2015	1,875	2,119

See accompanying notes

1

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Building Materials (continued)
KeyBank NA			Lafarge SA
5.45%, 03/03/2016	$ 1,010 $	1,066	6.15%, 07/15/2011	$ 1,597 $	1,634
KeyCorp				$ 6,699
3.75%, 08/13/2015	2,215	2,244	Chemicals - 0.40%
Lloyds TSB Bank PLC			Braskem Finance Ltd
4.88%, 01/21/2016	5,000	5,004	7.00%, 05/07/2020(c)	405	417
6.50%, 09/14/2020(c)	5,300	4,948	Dow Chemical Co/The
Morgan Stanley			4.25%, 11/15/2020	3,305	3,164
5.50%, 01/26/2020	3,220	3,213	5.90%, 02/15/2015	785	871
5.63%, 09/23/2019	6,495	6,558	7.38%, 11/01/2029	895	1,060
5.75%, 01/25/2021	2,490	2,517	Ineos Finance PLC
6.25%, 08/28/2017	4,215	4,528	9.00%, 05/15/2015(c)	310	340
PNC Preferred Funding Trust III			Potash Corp of Saskatchewan Inc
8.70%, 02/28/2049(c),(d)	3,400	3,603	5.88%, 12/01/2036	635	656
RBS Capital Trust III			Reichhold Industries Inc
0.00%, 09/29/2049(a)	1,900	1,349	9.00%, 08/15/2014(c)	1,375	1,213
Royal Bank of Scotland Group PLC				$ 7,721
4.70%, 07/03/2018	218	177	Coal - 0.30%
5.00%, 10/01/2014	220	217	Arch Coal Inc
5.05%, 01/08/2015	1,215	1,169	8.75%, 08/01/2016	895	991
Royal Bank of Scotland PLC/The			Berau Capital Resources Pte Ltd
3.40%, 08/23/2013	2,930	2,963	12.50%, 07/08/2015(c)	230	266
Santander US Debt SA Unipersonal			Bumi Investment Pte Ltd
2.99%, 10/07/2013(c)	3,200	3,089	10.75%, 10/06/2017(c)	1,105	1,216
3.72%, 01/20/2015(c)	5,395	5,066	Consol Energy Inc
Societe Generale			8.00%, 04/01/2017(c)	1,480	1,606
2.50%, 01/15/2014(c)	5,250	5,211	Drummond Co Inc
State Bank of India/London			9.00%, 10/15/2014(c)	830	892
4.50%, 10/23/2014	100	103	International Coal Group Inc
SunTrust Preferred Capital I			9.13%, 04/01/2018	790	861
5.85%, 12/31/2049(d)	266	200
				$ 5,832
US Bank NA/Cincinnati OH			Commercial Services - 0.15%
3.78%, 04/29/2020(d)	8,725	8,918
			Hertz Corp/The
VTB Bank Via VTB Capital SA			8.88%, 01/01/2014	681	699
6.25%, 06/30/2035	100	103	RSC Equipment Rental Inc/RSC Holdings III LLC
6.55%, 10/13/2020	190	186	8.25%, 02/01/2021(c)	650	665
6.88%, 05/29/2018	370	394	10.00%, 07/15/2017(c)	1,410	1,600
Wells Fargo & Co				$ 2,964
7.98%, 03/29/2049(d)	1,890	2,022
			Computers - 0.41%
Wells Fargo Bank NA
0.49%, 05/16/2016 (d)	4,615	4,271	Affiliated Computer Services Inc
			5.20%, 06/01/2015	3,125	3,362
	$ 167,005		Seagate HDD Cayman
Beverages - 0.82%			6.88%, 05/01/2020(c)	3,400	3,281
Anheuser-Busch InBev Worldwide Inc			7.75%, 12/15/2018(c)	550	563
2.88%, 02/15/2016	2,925	2,929	Spansion LLC
4.13%, 01/15/2015	365	389	7.88%, 11/15/2017(c)	625	626
4.38%, 02/15/2021	1,985	1,979		$ 7,832
5.00%, 04/15/2020	3,635	3,818	Consumer Products - 0.25%
5.38%, 11/15/2014(c)	3,765	4,177
			Kimberly-Clark Corp
Dr Pepper Snapple Group Inc			5.30%, 03/01/2041(e)	1,995	1,968
2.90%, 01/15/2016	2,540	2,549	Reynolds Group Issuer Inc / Reynolds Group Issuer
	$ 15,841		LLC / Reynolds Group Issuer (Luxembourg) S.A.
Biotechnology - 0.25%			6.88%, 02/15/2021(c),(e)	185	187
Amgen Inc			7.13%, 04/15/2019(c)	1,300	1,342
6.90%, 06/01/2038	470	566	8.25%, 02/15/2021(c),(e)	165	167
Celgene Corp			9.00%, 04/15/2019(c)	760	798
3.95%, 10/15/2020	1,400	1,329	Scotts Miracle-Gro Co/The
5.70%, 10/15/2040	2,185	2,092	6.63%, 12/15/2020(c)	280	282
Talecris Biotherapeutics Holdings Corp				$ 4,744
7.75%, 11/15/2016	825	903	Credit Card Asset Backed Securities - 0.31%
	$ 4,890		Discover Card Master Trust
Building Materials - 0.35%			5.65%, 03/16/2020	2,525	2,882
Cemex SAB de CV			GE Capital Credit Card Master Note Trust
9.00%, 01/11/2018(c)	445	456	0.44%, 03/15/2015(d)	3,160	3,134
CRH America Inc				$ 6,016
4.13%, 01/15/2016	1,630	1,646	Diversified Financial Services - 4.32%
5.75%, 01/15/2021	1,725	1,727	American Express Credit Corp
8.13%, 07/15/2018	1,065	1,236	2.75%, 09/15/2015	3,660	3,594

See accompanying notes

2

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Diversified Financial Services (continued)
Cantor Fitzgerald LP			Toyota Motor Credit Corp
6.38%, 06/26/2015(c)	$ 1,410	$ 1,431	2.80%, 01/11/2016	$ 2,065 $	2,094
CME Group Inc			Vnesheconombank Via VEB Finance Ltd
5.75%, 02/15/2014	860	961	6.80%, 11/22/2025	100	98
Countrywide Financial Corp			6.90%, 07/09/2020(c)	167	173
6.25%, 05/15/2016	1,595	1,679		$ 83,292
Credit Acceptance Corp			Electric - 2.12%
9.13%, 02/01/2017(c)	505	543	Baltimore Gas & Electric Co
Crown Castle Towers LLC			5.90%, 10/01/2016	1,230	1,387
3.21%, 08/15/2035(c)	2,130	2,122	Dominion Resources Inc/VA
E*Trade Financial Corp			2.25%, 09/01/2015	1,120	1,103
7.38%, 09/15/2013	530	528	DTE Energy Co
12.50%, 11/30/2017	775	921	6.38%, 04/15/2033	1,090	1,120
ERAC USA Finance LLC			Duke Energy Carolinas LLC
2.25%, 01/10/2014(c)	3,425	3,433	5.30%, 02/15/2040	940	923
7.00%, 10/15/2037(c)	1,340	1,436	Edison International
Financiera Independencia SAB de CV			3.75%, 09/15/2017	1,420	1,422
10.00%, 03/30/2015(c)	204	215	Edison Mission Energy
Ford Motor Credit Co LLC			7.50%, 06/15/2013	1,160	1,148
7.00%, 04/15/2015	5,170	5,685	Elwood Energy LLC
7.80%, 06/01/2012	1,360	1,451	8.16%, 07/05/2026	1,187	1,180
General Electric Capital Corp			Enel Finance International SA
4.63%, 01/07/2021	2,690	2,664	6.00%, 10/07/2039(c)	585	524
6.15%, 08/07/2037	275	280	Energy Future Holdings Corp
6.75%, 03/15/2032	3,500	3,829	9.75%, 10/15/2019	751	770
Goldman Sachs Capital I			10.00%, 01/15/2020(c)	185	196
6.35%, 02/15/2034	1,000	955	Energy Future Intermediate Holding Co LLC
Goldman Sachs Capital II			9.75%, 10/15/2019	603	618
5.79%, 12/29/2049(d)	2,000	1,688	Florida Power & Light Co
HSBC Finance Capital Trust IX			5.25%, 02/01/2041	660	650
5.91%, 11/30/2035	650	623	5.65%, 02/01/2037	520	544
HSBC Finance Corp			Iberdrola Finance Ireland Ltd
6.68%, 01/15/2021(c)	1,119	1,160	5.00%, 09/11/2019(c)	1,365	1,298
Icahn Enterprises LP / Icahn Enterprises Finance			Jersey Central Power & Light Co
Corp			5.63%, 05/01/2016	950	1,046
7.75%, 01/15/2016	1,210	1,248	Kentucky Utilities Co
ILFC E-Capital Trust II			5.13%, 11/01/2040(c)	2,040	1,959
6.25%, 12/21/2065(c),(d)	950	774	LG&E and KU Energy LLC
International Lease Finance Corp			3.75%, 11/15/2020(c)	1,755	1,662
5.65%, 06/01/2014	2,425	2,489	Louisville Gas & Electric Co
8.63%, 09/15/2015(c)	970	1,082	5.13%, 11/15/2040(c)	510	491
Janus Capital Group Inc			Majapahit Holding BV
6.95%, 06/15/2017(d)	665	703	7.75%, 01/20/2020(c)	370	415
LBG Capital No.1 PLC			7.88%, 06/29/2037	100	111
8.00%, 12/29/2049(c),(d)	2,715	2,416	Mirant Mid Atlantic Pass Through Trust C
Merrill Lynch & Co Inc			10.06%, 12/30/2028	2,762	3,114
0.49%, 11/01/2011(d)	4,650	4,644	Nevada Power Co
0.53%, 06/05/2012(d)	2,300	2,281	5.38%, 09/15/2040	475	452
5.00%, 01/15/2015	970	1,023	Nisource Finance Corp
National Rural Utilities Cooperative Finance Corp			5.25%, 09/15/2017	1,380	1,462
1.90%, 11/01/2015	2,600	2,524	6.13%, 03/01/2022	835	922
Nomura Holdings Inc			6.25%, 12/15/2040	555	555
4.13%, 01/19/2016	3,485	3,474	6.40%, 03/15/2018	540	609
ORIX Corp			Northern States Power Co/MN
4.71%, 04/27/2015	6,515	6,608	5.35%, 11/01/2039	635	637
5.00%, 01/12/2016	2,940	2,973	NRG Energy Inc
Russian Agricultural Bank OJSC Via RSHB			7.38%, 01/15/2017	620	645
Capital SA			Oncor Electric Delivery Co LLC
6.30%, 05/15/2017	265	271	5.00%, 09/30/2017(c)	880	939
RZD Capital Ltd			5.25%, 09/30/2040(c)	950	893
5.74%, 04/03/2017	245	252	PacifiCorp
SLM Corp			5.65%, 07/15/2018	1,100	1,244
6.25%, 01/25/2016	5,105	5,115	6.25%, 10/15/2037	225	248
SquareTwo Financial Corp			Progress Energy Inc
11.63%, 04/01/2017(c)	1,110	1,099	4.40%, 01/15/2021	800	797
Textron Financial Corp			Reliant Energy Mid-Atlantic Power Holdings LLC
0.42%, 02/25/2011(d)	5,325	5,321	9.24%, 07/02/2017	2,149	2,360
TNK-BP Finance SA			San Diego Gas & Electric Co
7.25%, 02/02/2020(c)	1,320	1,432	5.35%, 05/15/2040	2,210	2,218

See accompanying notes

3

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Food (continued)
South Carolina Electric & Gas Co			Michael Foods Inc
5.45%, 02/01/2041	$ 3,685 $	3,671	9.75%, 07/15/2018(c)	$ 685 $	750
Southern California Edison Co				$ 8,406
4.50%, 09/01/2040	480	418	Forest Products & Paper - 0.21%
Virginia Electric and Power Co			Bio Pappel SAB de CV
6.00%, 05/15/2037	950	1,023	7.00%, 08/27/2016(d)	350	322
	$ 40,774		China Forestry Holdings Ltd
Electronics - 0.15%			7.75%, 11/17/2015(c)	215	146
NXP BV / NXP Funding LLC			Domtar Corp
3.05%, 10/15/2013(d)	270	267	10.75%, 06/01/2017	1,020	1,300
9.50%, 10/15/2015	1,345	1,441	Georgia-Pacific LLC
9.75%, 08/01/2018(c)	685	775	5.40%, 11/01/2020(c)	1,745	1,723
Viasystems Inc			Sappi Papier Holding AG
12.00%, 01/15/2015(c)	370	420	6.75%, 06/15/2012(c)	135	139
	$ 2,903		Sino-Forest Corp
Energy - Alternate Sources - 0.07%			6.25%, 10/21/2017(c)	525	518
Headwaters Inc				$ 4,148
11.38%, 11/01/2014	965	1,076	Healthcare - Products - 0.40%
Power Sector Assets & Liabilities Management			Angiotech Pharmaceuticals Inc
Corp			4.05%, 12/01/2013(d)	3,070	2,533
7.25%, 05/27/2019	107	123	Boston Scientific Corp
7.39%, 12/02/2024(c)	133	153	4.50%, 01/15/2015	3,110	3,196
	$ 1,352		Covidien International Finance SA
Engineering & Construction - 0.01%			2.80%, 06/15/2015	1,940	1,954
Dycom Investments Inc				$ 7,683
7.13%, 01/15/2021(c)	215	218	Healthcare - Services - 0.36%
			HCA Inc
Entertainment - 0.49%			8.50%, 04/15/2019	1,875	2,091
AMC Entertainment Holdings Inc			IASIS Healthcare LLC / IASIS Capital Corp
9.75%, 12/01/2020(c)	390	419	8.75%, 06/15/2014	645	662
CCM Merger Inc			Multiplan Inc
8.00%, 08/01/2013(c)	2,100	2,090	9.88%, 09/01/2018(c)	1,080	1,162
Choctaw Resort Development Enterprise			Select Medical Corp
7.25%, 11/15/2019(c)	815	595	7.63%, 02/01/2015	1,050	1,071
Lions Gate Entertainment Inc			Tenet Healthcare Corp
10.25%, 11/01/2016(c)	770	824	9.25%, 02/01/2015(d)	905	984
Peninsula Gaming LLC			US Oncology Inc
8.38%, 08/15/2015	1,600	1,696	6.74%, 03/15/2012(d)	369	376
10.75%, 08/15/2017	760	838	WellPoint Inc
10.75%, 08/15/2017(b),(c),(e)	300	324	5.80%, 08/15/2040	500	504
WMG Acquisition Corp				$ 6,850
7.38%, 04/15/2014	1,200	1,188	Holding Companies - Diversified - 0.02%
9.50%, 06/15/2016	150	160	Navios Maritime Acquisition Corp/Navios
WMG Holdings Corp			Acquisition Finance US Inc
9.50%, 12/15/2014	1,280	1,291	8.63%, 11/01/2017(c)	420	424
	$ 9,425
Environmental Control - 0.11%			Home Equity Asset Backed Securities - 0.87%
Darling International Inc			Asset Backed Securities Corp Home Equity
8.50%, 12/15/2018(c)	225	243	0.36%, 07/25/2036(d)	570	557
EnergySolutions Inc / EnergySolutions LLC			Bear Stearns Asset Backed Securities Trust
10.75%, 08/15/2018(c)	860	972	0.45%, 05/25/2037(d)	3,200	2,213
Waste Management Inc			Countrywide Asset-Backed Certificates
5.00%, 03/15/2014	10	11	5.39%, 04/25/2036	2,409	1,592
WCA Waste Corp			5.51%, 08/25/2036	2,232	2,000
9.25%, 06/15/2014(f)	825	854	First NLC Trust
	$ 2,080		0.56%, 09/25/2035(d)	583	579
Finance - Mortgage Loan/Banker - 0.00%			0.75%, 05/25/2035(d)	447	264
Fannie Mae			GSAA Trust
6.00%, 05/15/2011	75	76	0.40%, 04/25/2047(d),(f)	8,765	917
			JP Morgan Mortgage Acquisition Corp
Food - 0.44%			0.41%, 08/25/2036(d)	1,850	1,381
JBS Finance II Ltd			Morgan Stanley ABS Capital I
8.25%, 01/29/2018(c)	300	300	1.13%, 12/25/2034(d)	362	142
Kraft Foods Inc			New Century Home Equity Loan Trust
5.38%, 02/10/2020	2,040	2,176	0.55%, 03/25/2035(d),(f)	85	76
6.50%, 02/09/2040	630	675	Option One Mortgage Loan Trust
7.00%, 08/11/2037	3,980	4,505	0.71%, 03/25/2037(d),(f)	4,325	235
			1.26%, 02/25/2035(d),(f)	149	40

See accompanying notes

4

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Home Equity Asset Backed Securities (continued)			Lodging (continued)
Residential Asset Securities Corp			Wyndham Worldwide Corp
0.41%, 09/25/2036(d)	$ 7,900 $	6,399	5.75%, 02/01/2018	$ 395 $	405
Saxon Asset Securities Trust			7.38%, 03/01/2020	640	700
1.96%, 03/25/2035(d)	318	139	9.88%, 05/01/2014	565	661
Specialty Underwriting & Residential Finance				$ 6,008
1.02%, 02/25/2035(d)	338	287	Machinery - Diversified - 0.02%
	$ 16,821		Manitowoc Co Inc/The
Insurance - 1.44%			8.50%, 11/01/2020	370	399
Aflac Inc
3.45%, 08/15/2015	1,725	1,776	Media - 2.60%
6.45%, 08/15/2040	2,000	2,027	CBS Corp
American International Group Inc			4.30%, 02/15/2021	45	43
3.65%, 01/15/2014	1,500	1,543	7.88%, 07/30/2030	2,450	2,855
5.85%, 01/16/2018	1,100	1,148	8.88%, 05/15/2019	2,640	3,320
8.18%, 05/15/2068	1,535	1,711	Comcast Corp
AON Corp			6.45%, 03/15/2037	845	879
6.25%, 09/30/2040	1,445	1,466	6.50%, 11/15/2035	2,425	2,566
CNA Financial Corp			COX Communications Inc
6.00%, 08/15/2011	1,875	1,919	5.45%, 12/15/2014	1,095	1,215
Crum & Forster Holdings Corp			DIRECTV Holdings LLC
7.75%, 05/01/2017	1,295	1,360	3.55%, 03/15/2015	925	943
Endurance Specialty Holdings Ltd			DIRECTV Holdings LLC / DIRECTV Financing
7.00%, 07/15/2034	740	716	Co Inc
Genworth Financial Inc			5.88%, 10/01/2019	4,715	5,126
6.15%, 11/15/2066(d)	2,535	1,977	7.63%, 05/15/2016	1,610	1,787
ING Groep NV			Discovery Communications LLC
5.78%, 12/08/2049	1,565	1,362	3.70%, 06/01/2015	1,900	1,976
Liberty Mutual Group Inc			6.35%, 06/01/2040	2,280	2,406
7.00%, 03/15/2037(c),(d)	875	830	DISH DBS Corp
10.75%, 06/15/2058(c),(d)	925	1,189	7.75%, 05/31/2015	1,160	1,249
Lincoln National Corp			7.88%, 09/01/2019	725	768
5.65%, 08/27/2012	865	919	Globo Comunicacao e Participacoes SA
7.00%, 05/17/2066(d)	2,305	2,282	6.25%, 12/31/2049(c),(d)	255	267
Travelers Cos Inc/The			NBC Universal Media LLC
5.35%, 11/01/2040	1,370	1,321	2.10%, 04/01/2014(c)	1,095	1,090
WR Berkley Corp			2.88%, 04/01/2016(c)	7,280	7,106
6.25%, 02/15/2037	1,820	1,682	4.38%, 04/01/2021(c)	980	948
XL Group PLC			5.15%, 04/30/2020(c)	3,940	4,062
6.50%, 12/31/2049(d)	2,855	2,580	5.95%, 04/01/2041(c)	970	945
	$ 27,808		News America Inc
Internet - 0.28%			6.20%, 12/15/2034	4,905	5,034
Open Solutions Inc			Nielsen Finance LLC / Nielsen Finance Co
9.75%, 02/01/2015(c)	2,290	1,631	7.75%, 10/15/2018(c)	260	279
UPC Holding BV			Time Warner Inc
9.88%, 04/15/2018(c)	1,775	1,966	7.63%, 04/15/2031	1,260	1,490
Zayo Group LLC/Zayo Capital Inc			Univision Communications Inc
10.25%, 03/15/2017	1,580	1,742	7.88%, 11/01/2020(c)	270	288
	$ 5,339		8.50%, 05/15/2021(c)	370	383
Iron & Steel - 0.09%			Viacom Inc
China Oriental Group Co Ltd			6.88%, 04/30/2036	2,735	3,065
8.00%, 08/18/2015(c)	535	555		$ 50,090
CSN Resources SA			Mining - 0.73%
6.50%, 07/21/2020(c)	300	319	Alcoa Inc
Evraz Group SA			5.90%, 02/01/2027	665	647
9.50%, 04/24/2018	795	899	ALROSA Finance SA
	$ 1,773		7.75%, 11/03/2020(c)	700	738
Leisure Products & Services - 0.06%			AngloGold Ashanti Holdings PLC
Royal Caribbean Cruises Ltd			5.38%, 04/15/2020	265	274
6.88%, 12/01/2013	765	823	FMG Resources August 2006 Pty Ltd
7.25%, 06/15/2016	300	324	6.88%, 02/01/2018(c)	945	946
	$ 1,147		Freeport-McMoRan Copper & Gold Inc
Lodging - 0.31%			8.38%, 04/01/2017	5,425	6,049
Caesars Entertainment Operating Co Inc			Gold Fields Orogen Holding BVI Ltd
			4.88%, 10/07/2020(c)	225	217
10.00%, 12/15/2018	986	895
11.25%, 06/01/2017	130	148	Rio Tinto Finance USA Ltd
MGM Resorts International			1.88%, 11/02/2015	2,270	2,193
10.00%, 11/01/2016(c)	2,210	2,309	3.50%, 11/02/2020	485	454
13.00%, 11/15/2013	745	890	5.20%, 11/02/2040	725	675

See accompanying notes

5

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Southern Copper Corp			Countrywide Alternative Loan Trust (continued)
6.75%, 04/16/2040	$ 285 $	290	0.54%, 06/25/2036(d),(f)	$ 5,005 $	521
Vale Overseas Ltd			0.68%, 12/25/2035(d),(f)	3,332	847
4.63%, 09/15/2020	390	383	1.63%, 07/20/2035(d)	851	507
6.88%, 11/21/2036	654	690	Countrywide Asset-Backed Certificates
6.88%, 11/10/2039	160	169	0.53%, 01/25/2036(d)	2,693	1,936
Vedanta Resources PLC			0.54%, 11/25/2035(d)	263	252
9.50%, 07/18/2018	285	316	Countrywide Home Loan Mortgage Pass Through
	$ 14,041		Trust
Miscellaneous Manufacturing - 1.02%			0.46%, 04/25/2046(d)	5,635	3,568
GE Capital Trust I			5.00%, 04/25/2035	2,761	2,780
6.38%, 11/15/2067	550	556	Credit Suisse First Boston Mortgage Securities
Polymer Group Inc			Corp
7.75%, 02/01/2019(c)	535	550	0.25%, 05/15/2036(c),(d)	8,677	10
Textron Inc			0.29%, 01/15/2037(c),(d)	21,418	541
6.20%, 03/15/2015	1,835	2,001	0.37%, 11/15/2037(c),(d)	19,615	351
Tyco Electronics Group SA			4.96%, 01/15/2037(c)	3,175	3,122
4.88%, 01/15/2021	1,245	1,274	Credit Suisse Mortgage Capital Certificates
6.00%, 10/01/2012	1,740	1,868	0.20%, 12/15/2039	19,514	316
7.13%, 10/01/2037	105	120	0.58%, 09/15/2039(c)	61,755	879
Tyco International Finance SA			5.38%, 11/15/2016(c),(d)	1,150	1,215
3.38%, 10/15/2015	5,880	6,053	5.38%, 12/15/2016(c)	3,250	3,240
3.75%, 01/15/2018	1,455	1,458	5.42%, 02/15/2040	4,000	3,655
4.13%, 10/15/2014	985	1,051	5.47%, 08/16/2016(c)	3,700	3,787
Tyco International Ltd / Tyco International Finance			5.66%, 05/10/2017(c)	4,000	4,032
SA			5.70%, 07/15/2017(c)	4,811	5,135
7.00%, 12/15/2019	4,000	4,795	5.70%, 07/15/2017(c)	2,980	2,973
	$ 19,726		5.72%, 06/15/2039(d)	1,900	1,993
Mortgage Backed Securities - 17.18%			6.00%, 07/15/2017(c)	1,775	1,798
Adjustable Rate Mortgage Trust			Fannie Mae
0.53%, 08/25/2036(d)	4,032	725	0.46%, 01/25/2023(d)	422	422
0.54%, 06/25/2035(d)	418	412	0.51%, 11/25/2022(d)	323	323
1.40%, 02/25/2035(d)	217	196	0.51%, 03/25/2035(d)	407	406
Banc of America Commercial Mortgage Inc			0.56%, 02/25/2018(d)	267	267
0.29%, 07/10/2042	183,084	774	0.56%, 02/25/2032(d)	499	498
4.73%, 07/10/2043(d)	3,430	3,467	1.29%, 10/25/2011(d)	33,356	242
4.97%, 07/10/2043	1,390	601	5.74%, 06/25/2039(d)	6,938	1,029
5.45%, 01/15/2049	2,970	3,159	5.89%, 11/25/2039(d)	6,631	1,039
5.63%, 04/10/2049	2,535	2,650	6.29%, 07/25/2038	2,835	290
5.67%, 01/15/2049(c),(d)	1,335	560	6.29%, 07/25/2040(d)	6,719	997
5.89%, 07/10/2044	2,095	2,273	6.44%, 10/25/2035(d)	6,878	938
6.19%, 02/10/2051(d)	4,610	5,046	6.48%, 01/25/2037(d)	8,960	1,345
Banc of America Funding Corp			6.48%, 04/25/2037(d)	7,854	1,270
0.34%, 07/20/2036(d)	52	52	6.49%, 10/25/2034(d)	6,986	1,106
0.54%, 07/20/2036(d)	4,955	3,616	6.49%, 11/25/2036(d)	6,804	1,062
Banc of America Large Loan Inc			6.50%, 02/25/2047	1,531	1,679
5.20%, 01/25/2017(c)	3,944	4,127	6.62%, 04/25/2039(d)	1,954	2,094
5.62%, 09/24/2017(c)	7,550	7,670	6.84%, 09/25/2031(d)	4,062	387
5.65%, 05/24/2017(c),(d)	1,500	1,527	6.94%, 08/25/2037(d)	4,551	790
Banc of America Mortgage Securities Inc			7.14%, 03/25/2039(d)	2,238	2,483
3.18%, 09/25/2035(d)	1,792	1,759	7.39%, 10/25/2017(d)	1,626	109
BCRR Trust			Fannie Mae Whole Loan
5.86%, 12/15/2043(c)	2,975	3,022	0.46%, 05/25/2035(d)	1,527	1,511
Bear Stearns Alt-A Trust			FDIC Structured Sale Guaranteed Notes
0.54%, 07/25/2035(d)	267	139	3.00%, 09/30/2019(c)	1,987	2,011
Bear Stearns Mortgage Funding Trust			FHLMC Multifamily Structured Pass Through
0.47%, 07/25/2036(d)	6,791	4,148	Certificates
Bella Vista Mortgage Trust			1.52%, 08/25/2020(d)	19,887	1,824
0.51%, 05/20/2045(d),(f)	660	413	Freddie Mac
Citicorp Mortgage Securities Inc			0.56%, 06/15/2018(d)	464	465
5.25%, 08/25/2034(d)	655	667	0.61%, 02/15/2030(d)	130	130
Citigroup Commercial Mortgage Trust			0.61%, 05/15/2030(d)	72	72
0.52%, 10/15/2049(d)	55,547	752	0.71%, 06/15/2023(d)	790	794
5.49%, 03/17/2051(c),(d)	1,732	1,726	0.86%, 08/15/2018(d)	2,231	2,261
5.62%, 04/10/2012(d)	1,291	1,292	4.00%, 09/15/2021	2,396	2,504
5.70%, 06/10/2017(d)	1,000	1,015	6.54%, 04/15/2038(d)	3,818	590
6.10%, 12/10/2049(d)	1,750	1,617	7.29%, 11/15/2033(d)	3,553	471
Countrywide Alternative Loan Trust			GE Capital Commercial Mortgage Corp
0.48%, 05/25/2035(d)	23	14	0.20%, 05/10/2014	14,893	81

See accompanying notes

6

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corp			Morgan Stanley Capital I
(continued)			0.51%, 06/12/2012(d)	$ 9,025 $	8,379
5.61%, 04/10/2017(d)	$ 5,750	$ 5,559	5.10%, 12/15/2041(c)	2,750	2,776
Ginnie Mae			5.36%, 03/15/2044(d)	2,595	2,703
5.00%, 10/16/2022	11,017	1,116	5.60%, 04/12/2049(d)	825	826
6.26%, 01/16/2038(d)	1,423	184	Morgan Stanley Reremic Trust
7.34%, 10/20/2032(d)	1,983	308	3.00%, 01/17/2013(b),(c)	5,204	5,211
GMAC Commercial Mortgage Securities Inc			3.25%, 12/17/2043(c)	17,000	17,063
0.82%, 03/10/2038(c),(d)	6,257	10	4.97%, 04/16/2040(c)	3,235	3,171
Greenpoint Mortgage Funding Trust			4.97%, 04/16/2040(c)	7,300	7,769
0.53%, 06/25/2045(d)	500	136	5.81%, 08/12/2045(c),(d)	5,250	5,680
0.56%, 06/25/2045(d)	434	135	10.24%, 12/17/2043(c),(d)	8,000	8,445
Greenwich Capital Commercial Funding Corp			NCUA Guaranteed Notes
5.51%, 03/10/2039	3,775	3,337	2.90%, 10/29/2020	11,750	11,618
5.74%, 12/10/2049	3,985	4,228	Nomura Asset Acceptance Corp
GS Mortgage Securities Corp II			0.61%, 02/25/2035(d)	76	65
0.65%, 11/10/2039(c)	37,062	850	RBSCF Trust
1.59%, 08/10/2020(c)	32,333	2,886	4.66%, 04/15/2015(c)	900	913
5.16%, 12/10/2020(c)	2,750	2,858	5.31%, 03/16/2012(c)	1,070	1,071
GSR Mortgage Loan Trust			5.34%, 11/16/2016(c),(d)	3,000	3,207
0.52%, 08/25/2046(d),(f)	4,254	1,011	5.34%, 12/16/2016(c),(d)	2,000	2,033
0.62%, 12/25/2035(d)	510	428	5.80%, 07/17/2014(c),(d)	400	401
Impac CMB Trust			Residential Accredit Loans Inc
0.51%, 05/25/2037(d)	3,339	2,768	0.45%, 07/25/2037(d),(f)	7,275	4,770
0.91%, 04/25/2035(d)	294	121	Residential Asset Securitization Trust
1.26%, 10/25/2033(d)	186	121	5.50%, 02/25/2035	1,904	1,922
Indymac Index Mortgage Loan Trust			Sequoia Mortgage Trust
0.44%, 02/25/2037(d)	3,744	2,686	0.75%, 02/20/2034(d)	2,066	1,522
0.49%, 04/25/2035(d)	513	319	Structured Adjustable Rate Mortgage Loan Trust
0.50%, 06/25/2037(d),(f)	5,404	3,547	0.45%, 07/25/2037(d)	5,194	3,121
0.52%, 06/25/2035(d)	4,168	2,989	0.96%, 08/25/2034(d),(f)	2,632	242
0.56%, 08/25/2035(d)	868	597	Structured Asset Mortgage Investments Inc
0.86%, 04/25/2034(d)	193	151	0.56%, 05/25/2045(d)	544	152
JP Morgan Chase Commercial Mortgage Securities			0.57%, 09/25/2045(d)	655	475
Corp			Structured Asset Securities Corp
0.53%, 02/15/2051(d)	56,835	765	5.00%, 05/25/2035	1,490	1,499
1.97%, 09/15/2020(c)	9,961	1,079	5.00%, 05/25/2035	1,300	1,276
5.07%, 11/15/2043(c)	3,100	3,028	5.50%, 06/25/2036(d)	4,378	1,263
5.12%, 09/12/2037(d)	300	217	Wachovia Bank Commercial Mortgage Trust
5.31%, 01/15/2049	250	256	0.54%, 10/15/2041(c),(d)	27,454	152
5.34%, 05/15/2047	2,701	2,838	0.62%, 05/15/2044(c),(d)	8,956	77
5.44%, 06/12/2041(d)	3,205	2,974	5.60%, 12/15/2043	1,960	274
5.44%, 05/15/2045(d)	2,725	2,770	5.60%, 10/15/2048(d)	1,000	986
5.62%, 05/15/2045(d)	1,350	776	5.68%, 05/15/2046(d)	3,540	3,754
5.72%, 11/15/2043(c)	725	713	5.80%, 07/15/2045	3,155	3,295
6.09%, 02/12/2051(d)	2,040	1,869	5.82%, 05/15/2046(d)	2,255	2,261
6.19%, 02/12/2051(c),(d)	2,250	908	5.90%, 02/15/2051(d)	325	350
JP Morgan Mortgage Trust			WAMU Commercial Mortgage Securities Trust
5.87%, 06/25/2036(d)	325	314	3.83%, 01/25/2035(c)	237	239
LB-UBS Commercial Mortgage Trust			WaMu Mortgage Pass Through Certificates
0.30%, 07/15/2040(c)	67,805	1,272	0.48%, 08/25/2046(d),(f)	1,332	380
0.51%, 02/15/2040(d)	14,590	243	0.49%, 04/25/2045(d)	284	241
5.46%, 02/15/2040(d)	750	759	0.51%, 11/25/2045(d)	96	95
5.56%, 02/15/2040(d)	1,615	1,373	0.53%, 04/25/2045(d)	284	216
6.16%, 04/15/2041(d)	250	274	0.55%, 07/25/2045(d)	636	568
6.16%, 04/15/2041(d)	2,300	2,140	0.57%, 01/25/2045(d)	360	322
6.24%, 07/17/2040(d)	1,540	745	0.63%, 01/25/2045(d)	679	468
Luminent Mortgage Trust			0.64%, 11/25/2045(d)	429	426
0.45%, 05/25/2046(d)	1,954	1,168	0.66%, 01/25/2045(d)	6,095	5,170
Merrill Lynch Mortgage Investors Inc			0.79%, 01/25/2045(d)	1,840	188
0.61%, 08/25/2036(d)	270	161	0.90%, 12/25/2027(d)	3,686	3,210
Merrill Lynch Mortgage Trust			2.67%, 12/25/2035(d)	1,905	1,855
5.78%, 08/12/2016	4,750	4,904	2.70%, 05/25/2035(d)	556	553
Merrill Lynch/Countrywide Commercial Mortgage			Washington Mutual Alternative Mortgage Pass-
Trust			Through Certificates
0.52%, 08/12/2048(d)	39,791	911	0.44%, 01/25/2047(d)	4,450	240
0.61%, 12/12/2049(d)	99,737	1,966	Wells Fargo Commercial Mortgage Trust
5.49%, 03/12/2051	4,000	4,160	1.48%, 10/15/2020(c)	12,482	1,123
			5.28%, 10/15/2020(c)	1,250	1,281

See accompanying notes

7

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Wells Fargo Commercial Mortgage Trust			Oasis Petroleum Inc
(continued)			7.25%, 02/01/2019(b),(c),(e)	$ 265 $	265
5.59%, 10/15/2020(c)	$ 1,500 $	1,514	Occidental Petroleum Corp
Wells Fargo Mortgage Backed Securities Trust			4.10%, 02/01/2021	1,150	1,154
2.90%, 10/25/2035(d)	898	799	OPTI Canada Inc
	$ 330,905		7.88%, 12/15/2014	1,065	636
Office & Business Equipment - 0.29%			Pemex Project Funding Master Trust
Xerox Corp			6.63%, 06/15/2035	240	240
6.35%, 05/15/2018	1,840	2,082	Petrobras International Finance Co - Pifco
6.75%, 02/01/2017	3,095	3,580	3.88%, 01/27/2016	2,346	2,368
	$ 5,662		5.38%, 01/27/2021	2,630	2,645
Oil & Gas - 4.24%			5.75%, 01/20/2020	290	299
Afren PLC			6.88%, 01/20/2040	220	227
11.50%, 02/01/2016(b),(c),(e)	710	708	7.88%, 03/15/2019	595	702
Anadarko Petroleum Corp			Petro-Canada
5.95%, 09/15/2016	3,740	4,102	6.05%, 05/15/2018	250	283
6.38%, 09/15/2017	1,955	2,159	Petrohawk Energy Corp
6.45%, 09/15/2036	1,420	1,385	7.25%, 08/15/2018(c)	540	555
Apache Corp			10.50%, 08/01/2014	415	477
3.63%, 02/01/2021	1,670	1,588	Petroleos de Venezuela SA
5.10%, 09/01/2040	940	862	5.00%, 10/28/2015	715	427
5.25%, 02/01/2042	835	783	5.25%, 04/12/2017	1,085	615
BP Capital Markets PLC			5.38%, 04/12/2027	410	187
3.13%, 10/01/2015	1,415	1,434	Petroleos Mexicanos
3.63%, 05/08/2014	3,700	3,877	5.50%, 01/21/2021	460	464
Canadian Natural Resources Ltd			Petroleum Development Corp
5.70%, 05/15/2017	1,405	1,590	12.00%, 02/15/2018	1,825	2,058
Chaparral Energy Inc			Petroquest Energy Inc
8.50%, 12/01/2015	660	685	10.00%, 09/01/2017	545	571
9.88%, 10/01/2020(c)	935	1,026	Pioneer Natural Resources Co
Chesapeake Energy Corp			6.88%, 05/01/2018	545	587
9.50%, 02/15/2015	1,465	1,714	7.50%, 01/15/2020	1,165	1,291
CNOOC Finance 2011 Ltd			Precision Drilling Corp
4.25%, 01/26/2021(c)	5,400	5,309	6.63%, 11/15/2020(c)	655	677
ConocoPhillips Holding Co			Pride International Inc
6.95%, 04/15/2029	2,855	3,465	6.88%, 08/15/2020	4,640	5,069
Continental Resources Inc/OK			QEP Resources Inc
7.13%, 04/01/2021(c)	280	295	6.88%, 03/01/2021	575	601
7.38%, 10/01/2020	445	474	Quicksilver Resources Inc
Denbury Resources Inc			11.75%, 01/01/2016	467	546
8.25%, 02/15/2020	764	841	Rowan Cos Inc
9.75%, 03/01/2016	1,625	1,836	5.00%, 09/01/2017	1,500	1,537
Ecopetrol SA			Suncor Energy Inc
7.63%, 07/23/2019	235	272	6.50%, 06/15/2038	885	957
Gazprom Via Gaz Capital SA			Talisman Energy Inc
6.51%, 03/07/2022	350	359	5.13%, 05/15/2015	1,040	1,130
7.29%, 08/16/2037(c)	1,664	1,722	6.25%, 02/01/2038	430	452
9.25%, 04/23/2019(c)	720	882	Total Capital SA
Hilcorp Energy I LP/Hilcorp Finance Co			4.13%, 01/28/2021	3,910	3,908
7.63%, 04/15/2021(c)	1,120	1,187	Transocean Inc
8.00%, 02/15/2020(c)	455	494	4.95%, 11/15/2015	3,235	3,414
KazMunayGas National Co			Valero Energy Corp
7.00%, 05/05/2020(c)	665	702	6.63%, 06/15/2037	270	277
11.75%, 01/23/2015	137	171	Venoco Inc
Linn Energy LLC			11.50%, 10/01/2017	865	926
9.88%, 07/01/2018	1,390	1,550		$ 81,699
Linn Energy LLC/Linn Energy Finance Corp			Oil & Gas Services - 0.85%
7.75%, 02/01/2021(c)	285	298	Cameron International Corp
8.63%, 04/15/2020(c)	360	394	6.38%, 07/15/2018	1,670	1,850
11.75%, 05/15/2017	355	411	7.00%, 07/15/2038	1,055	1,139
Lukoil International Finance BV			Schlumberger Norge AS
7.25%, 11/05/2019(c)	574	621	4.20%, 01/15/2021(c)	700	704
Marathon Petroleum Corp			Schlumberger Oilfield UK PLC
5.13%, 03/01/2021(c),(e)	2,250	2,270	4.20%, 01/15/2021(c)	8,185	8,231
Nexen Inc			Weatherford International Ltd Bermuda
6.40%, 05/15/2037	510	488	5.13%, 09/15/2020	2,170	2,189
Novatek Finance Ltd			6.75%, 09/15/2040	2,135	2,260
6.60%, 02/03/2021(c),(e)	200	200		$ 16,373

See accompanying notes

8

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Other Asset Backed Securities - 2.13%			Pharmaceuticals (continued)
Aircraft Certificate Owner Trust			Quintiles Transnational Corp
7.00%, 09/20/2022(b),(c)	$ 250 $	233	9.50%, 12/30/2014(c)	$ 1,195 $	1,225
Ameriquest Mortgage Securities Inc			Watson Pharmaceuticals Inc
0.56%, 03/25/2035(d)	242	234	5.00%, 08/15/2014	1,980	2,138
Carrington Mortgage Loan Trust			6.13%, 08/15/2019	970	1,075
0.54%, 12/25/2035(d)	6,172	5,767		$ 9,643
Chase Funding Mortgage Loan Asset-Backed			Pipelines - 1.51%
Certificates			Buckeye Partners LP
0.72%, 12/25/2033(d)	34	32	4.88%, 02/01/2021	1,935	1,931
0.86%, 07/25/2033(d)	1,774	1,575	El Paso Corp
1.01%, 09/25/2033(d)	664	277	7.75%, 01/15/2032	1,325	1,342
Countrywide Asset-Backed Certificates			El Paso Pipeline Partners Operating Co LLC
0.39%, 11/25/2037(d)	5,320	4,168	6.50%, 04/01/2020	1,505	1,626
0.42%, 02/25/2037(d)	7,775	6,693	7.50%, 11/15/2040	660	707
0.55%, 02/25/2036(d)	1,318	1,302	Energy Transfer Equity LP
0.78%, 06/25/2035(d)	2,100	1,994	7.50%, 10/15/2020	565	604
1.87%, 01/25/2034(d)	28	20	Energy Transfer Partners LP
Countrywide Home Equity Loan Trust			5.95%, 02/01/2015	1,454	1,608
0.49%, 12/15/2035(d)	824	461	6.70%, 07/01/2018	2,945	3,359
First-Citizens Home Equity Loan LLC			Enterprise Products Operating LLC
0.47%, 09/15/2022(c),(d)	700	529	5.95%, 02/01/2041	1,570	1,533
JP Morgan Mortgage Acquisition Corp			6.13%, 10/15/2039	1,060	1,061
0.34%, 12/25/2036(d)	257	103	8.38%, 08/01/2066	3,115	3,364
0.34%, 03/25/2037(d)	903	849	MarkWest Energy Partners LP / MarkWest Energy
0.41%, 03/25/2037(d)	3,820	2,809	Finance Corp
0.43%, 04/25/2036(d)	3,589	2,837	6.75%, 11/01/2020	105	107
5.45%, 11/25/2036	4,701	4,775	8.75%, 04/15/2018	1,585	1,732
Lehman XS Trust			ONEOK Partners LP
1.32%, 11/25/2035(d)	2,227	1,843	3.25%, 02/01/2016	3,600	3,607
Long Beach Mortgage Loan Trust			Plains All American Pipeline LP / PAA Finance
0.76%, 02/25/2035(d)	1,642	1,614	Corp
Marriott Vacation Club Owner Trust			3.95%, 09/15/2015	2,645	2,732
5.52%, 05/20/2029(c),(d)	818	858	5.00%, 02/01/2021	1,135	1,143
Merrill Lynch Mortgage Investors Inc			Regency Energy Partners LP/Regency Energy
0.49%, 07/25/2036(d)	29	29	Finance Corp
MSDWCC Heloc Trust			6.88%, 12/01/2018	840	863
0.45%, 07/25/2017(d)	484	405	9.38%, 06/01/2016	375	414
Ownit Mortgage Loan Asset Backed Certificates			TransCanada PipeLines Ltd
0.56%, 08/25/2036(d)	69	68	6.10%, 06/01/2040	930	979
Popular ABS Mortgage Pass-Through Trust			Williams Partners LP
0.53%, 05/25/2035(d)	1,403	1,027	3.80%, 02/15/2015	385	399
Residential Asset Mortgage Products Inc				$ 29,111
0.53%, 07/25/2035(d)	296	288	Real Estate - 0.01%
SACO I Inc			Central China Real Estate Ltd
0.40%, 09/25/2036(d)	696	196	12.25%, 10/20/2015(c)	225	239
	$ 40,986
Packaging & Containers - 0.10%			Regional Authority - 0.09%
Graham Packaging Co LP/GPC Capital Corp I			Provincia de Buenos Aires/Argentina
8.25%, 10/01/2018	455	484	10.88%, 01/26/2021(b),(c)	700	684
Packaging Dynamics Corp			11.75%, 10/05/2015(c)	100	105
8.75%, 02/01/2016(c),(e)	320	326	Provincia de Cordoba
Plastipak Holdings Inc			12.38%, 08/17/2017(c)	840	899
8.50%, 12/15/2015(c)	750	782		$ 1,688
10.63%, 08/15/2019(c)	310	349	REITS - 0.67%
	$ 1,941		CommonWealth REIT
Pharmaceuticals - 0.50%			0.90%, 03/16/2011(d)	1,336	1,335
AmerisourceBergen Corp			Digital Realty Trust LP
5.63%, 09/15/2012	200	213	4.50%, 07/15/2015	1,960	2,003
Giant Funding Corp			DuPont Fabros Technology LP
8.25%, 02/01/2018(c)	375	389	8.50%, 12/15/2017	775	839
Mylan Inc/PA			Entertainment Properties Trust
6.00%, 11/15/2018(c)	790	806	7.75%, 07/15/2020(c)	3,790	3,979
7.88%, 07/15/2020(c)	940	1,040	HCP Inc
NBTY Inc			5.38%, 02/01/2021	4,250	4,281
9.00%, 10/01/2018(c)	830	894	Reckson Operating Partnership LP
Omnicare Inc			6.00%, 03/31/2016	405	430
6.13%, 06/01/2013	851	855		$ 12,867
7.75%, 06/01/2020	960	1,008

See accompanying notes

9

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Retail - 1.15%			Sovereign (continued)
Asbury Automotive Group Inc			Brazilian Government International Bond
8.38%, 11/15/2020(c)	$ 255 $	266	(continued)
CVS Caremark Corp			11.00%, 08/17/2040	$ 110 $	149
3.25%, 05/18/2015	1,105	1,127	Bundesobligation
6.13%, 09/15/2039	2,940	3,039	2.50%, 02/27/2015	25	35
CVS Pass-Through Trust			Bundesrepublik Deutschland
5.77%, 01/10/2033(c)	2,410	2,433	4.25%, 07/04/2018	105	157
7.51%, 01/10/2032(c)	334	383	4.75%, 07/04/2028	50	78
Darden Restaurants Inc			Buoni Poliennali Del Tes
6.80%, 10/15/2037(d)	1,195	1,267	3.50%, 06/01/2014	25	34
DineEquity Inc			Canadian Government Bond
9.50%, 10/30/2018(c)	2,010	2,163	2.00%, 12/01/2014	100	99
Dunkin Finance Corp			Colombia Government International Bond
9.63%, 12/01/2018(c)	560	571	6.13%, 01/18/2041	278	284
Ferrellgas LP/Ferrellgas Finance Corp			11.75%, 02/25/2020	74	112
9.13%, 10/01/2017	875	965	Denmark Government Bond
Inergy LP/Inergy Finance Corp			4.00%, 11/15/2017	160	32
6.88%, 08/01/2021(c),(e)	265	267	El Salvador Government International Bond
Macy's Retail Holdings Inc			7.63%, 02/01/2041(b),(c),(e)	300	297
5.75%, 07/15/2014	3,830	4,060	Finland Government Bond
5.90%, 12/01/2016	1,295	1,382	4.25%, 07/04/2015	30	44
6.90%, 04/01/2029	145	144	France Government Bond OAT
Nordstrom Inc			3.50%, 04/25/2020	115	158
6.25%, 01/15/2018	1,480	1,673	3.75%, 04/25/2021	90	125
OSI Restaurant Partners Inc			French Treasury Note BTAN
10.00%, 06/15/2015	470	496	3.00%, 07/12/2014	23	32
Sonic Automotive Inc			Italy Buoni Poliennali Del Tesoro
8.63%, 08/15/2013	134	136	4.25%, 03/01/2020	235	314
Suburban Propane Partners LP/Suburban Energy			Japan Government Ten Year Bond
Finance Corp			1.40%, 06/20/2019	15,000	189
7.38%, 03/15/2020	520	552	1.50%, 12/20/2017	50,000	640
Toys R Us Property Co II LLC			1.70%, 03/20/2017	45,000	583
8.50%, 12/01/2017	470	512	Japan Government Twenty Year Bond
Yum! Brands Inc			1.90%, 03/20/2024	18,800	238
6.88%, 11/15/2037	560	631	Mexican Bonos
	$ 22,067		7.25%, 12/15/2016	350	30
Semiconductors - 0.15%			Mexico Government International Bond
Advanced Micro Devices Inc			5.95%, 03/19/2019	570	638
7.75%, 08/01/2020	980	1,005	6.63%, 03/03/2015	185	213
Freescale Semiconductor Inc			Netherlands Government Bond
9.25%, 04/15/2018(c)	385	426	2.75%, 01/15/2015	80	112
Jazz Technologies Inc			4.00%, 07/15/2018	25	36
8.00%, 06/30/2015	1,471	1,412	Panama Government International Bond
	$ 2,843		5.20%, 01/30/2020	255	271
Software - 0.10%			6.70%, 01/26/2036	155	173
Fiserv Inc			Peruvian Government International Bond
4.63%, 10/01/2020	1,695	1,656	5.63%, 11/18/2050	115	107
MedAssets Inc			7.13%, 03/30/2019	655	782
8.00%, 11/15/2018(c)	210	217	Philippine Government International Bond
	$ 1,873		6.38%, 01/15/2032	329	346
Sovereign - 0.91%			Poland Government Bond
Argentina Bonos			5.50%, 04/25/2015	22	8
7.00%, 10/03/2015	450	423	5.75%, 04/25/2014	95	34
Argentina Government International Bond			Russian Foreign Bond - Eurobond
			3.63%, 04/29/2015(c)	500	499
8.28%, 12/31/2033	1,984	1,736	5.00%, 04/29/2020(c)	900	891
Australia Government Bond			7.50%, 03/31/2030(c)	1,763	2,023
5.75%, 05/15/2021	55	56
Austria Government Bond			Spain Government Bond
4.65%, 01/15/2018	50	75	3.80%, 01/31/2017	70	91
Banco Nacional de Desenvolvimento Economico e			4.10%, 07/30/2018	50	65
Social			Swedish Government Bond
5.50%, 07/12/2020	293	297	6.75%, 05/05/2014	190	33
6.50%, 06/10/2019	212	233	Switzerland Government Bond
Belgium Government Bond			3.75%, 06/10/2015	20	24
3.50%, 03/28/2015	120	166	Turkey Government International Bond
Brazilian Government International Bond			7.25%, 03/15/2015	260	294
5.88%, 01/15/2019	815	903	United Kingdom Gilt
6.00%, 01/17/2017	435	488	4.50%, 03/07/2019	55	94
10.13%, 05/15/2027	294	445	5.00%, 03/07/2025	105	184

See accompanying notes

10

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Sovereign (continued)			Telecommunications (continued)
Venezuela Government International Bond			Verizon Communications Inc
5.75%, 02/26/2016	$ 640 $	456	6.25%, 04/01/2037	$ 1,425	$ 1,490
6.00%, 12/09/2020	966	564	Verizon Global Funding Corp
7.75%, 10/13/2019	106	70	7.75%, 12/01/2030	3,625	4,439
8.25%, 10/13/2024	940	597	Vimpel Communications Via VIP Finance Ireland
8.50%, 10/08/2014	386	330	Ltd OJSC
9.38%, 01/13/2034	145	98	7.75%, 02/02/2021(b),(c),(e)	200	201
	$ 17,485		9.13%, 04/30/2018(c)	830	925
Telecommunications - 2.97%			9.13%, 04/30/2018	100	111
America Movil SAB de CV			Vodafone Group PLC
5.00%, 03/30/2020	231	239	0.57%, 02/27/2012(d)	4,000	4,006
5.63%, 11/15/2017	399	440	Wind Acquisition Finance SA
6.13%, 03/30/2040	270	279	11.75%, 07/15/2017(c)	2,705	3,084
6.38%, 03/01/2035	236	251	Wind Acquisition Holdings Finance SA
American Tower Corp			12.25%, 07/15/2017(c)	984	1,141
4.50%, 01/15/2018	2,540	2,523			$ 57,257
AT&T Inc			Transportation - 0.44%
2.50%, 08/15/2015	1,585	1,582	Asciano Finance Ltd
6.15%, 09/15/2034	880	887	3.13%, 09/23/2015(c)	465	447
6.50%, 09/01/2037	895	942	Burlington Northern Santa Fe LLC
Bakrie Telecom Pte Ltd			5.75%, 05/01/2040	2,020	2,054
11.50%, 05/07/2015(c)	140	151	6.15%, 05/01/2037	750	798
Cincinnati Bell Inc			CSX Corp
8.38%, 10/15/2020	210	205	6.25%, 03/15/2018	1,185	1,359
Clearwire Communications LLC / Clearwire			7.38%, 02/01/2019	1,270	1,534
Finance Inc			Florida East Coast Railway Corp
12.00%, 12/01/2015(c)	2,275	2,480	8.13%, 02/01/2017(c)	165	171
CommScope Inc			Kazakhstan Temir Zholy Finance BV
8.25%, 01/15/2019(c)	1,375	1,426	6.38%, 10/06/2020(c)	330	346
Digicel Group Ltd			Navios Maritime Holdings Inc / Navios Maritime
9.13%, 01/15/2015(c)	1,790	1,850	Finance US Inc
Digicel Ltd			8.88%, 11/01/2017	775	837
8.25%, 09/01/2017(c)	300	312	PHI Inc
12.00%, 04/01/2014(c)	805	939	8.63%, 10/15/2018	845	874
Global Crossing Ltd					$ 8,420
9.00%, 11/15/2019(c)	525	528	Water - 0.01%
12.00%, 09/15/2015	980	1,127	Cia de Saneamento Basico do Estado de Sao Paulo
Intelsat Luxembourg SA			6.25%, 12/16/2020(c)	145	145
11.25%, 02/04/2017	635	713
11.50%, 02/04/2017	600	684	TOTAL BONDS		$ 1,213,116
Intelsat Subsidiary Holding Co SA				Principal
8.88%, 01/15/2015	4,175	4,311		Amount
iPCS Inc			CONVERTIBLE BONDS - 0.09%	(000's)	Value (000's)
2.41%, 05/01/2013(d)	560	545
			Aerospace & Defense - 0.02%
Level 3 Financing Inc			GenCorp Inc
9.25%, 11/01/2014	585	592	4.06%, 12/31/2039	400	372
10.00%, 02/01/2018	710	710
MTS International Funding Ltd			Biotechnology - 0.05%
8.63%, 06/22/2020(c)	735	823	Amylin Pharmaceuticals Inc
Nextel Communications Inc			3.00%, 06/15/2014	1,060	953
7.38%, 08/01/2015	2,795	2,816
PAETEC Holding Corp			Telecommunications - 0.02%
9.88%, 12/01/2018(c)	435	460
			Clearwire Communications LLC / Clearwire
SBA Tower Trust			Finance Inc
4.25%, 04/15/2015(c)	2,490	2,604	8.25%, 12/01/2040(c)	365	390
Sprint Nextel Corp
8.38%, 08/15/2017	445	486	TOTAL CONVERTIBLE BONDS		$ 1,715
Telecom Italia Capital SA				Principal
0.77%, 02/01/2011(d)	845	845
0.91%, 07/18/2011(d)	2,175	2,171		Amount
			MUNICIPAL BONDS - 0.24%	(000's)	Value (000's)
Telefonica Emisiones SAU			Kansas - 0.07%
0.62%, 02/04/2013(d)	2,075	2,037
			Kansas State Department of Transportation
3.73%, 04/27/2015	1,425	1,429	4.60%, 09/01/2035	$ 1,395	$ 1,248
4.95%, 01/15/2015	2,945	3,087
5.13%, 04/27/2020	440	437	Nevada - 0.10%
Telemar Norte Leste SA			County of Clark NV
5.50%, 10/23/2020(c)	600	585
Telemovil Finance Co Ltd			6.88%, 07/01/2042	1,970	1,965
8.00%, 10/01/2017(c)	350	364

See accompanying notes

11

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Washington - 0.07%			Healthcare - Services (continued)
State of Washington			Multiplan Inc, Term Loan
5.09%, 08/01/2033	$ 1,495	$ 1,402	6.50%, 07/09/2017(d)	$ 2,059 $	2,084
			Renal Advantage Holdings Inc, Term Loan
TOTAL MUNICIPAL BONDS		$ 4,615	5.75%, 12/08/2016(d)	560	568
	Principal			$ 5,720
SENIOR FLOATING RATE INTERESTS -	Amount		Insurance - 0.18%
2.30%	(000's)	Value (000's)	Asurion Corp, PIK Term Loan
Advertising - 0.03%			6.76%, 07/07/2015(d)	521	510
Getty Images Inc, Term Loan			Asurion Corp, Term Loan
5.25%, 11/03/2016(d)	$ 554	$ 561	6.75%, 03/31/2015(d)	2,190	2,223
			CNO Financial Group Inc, Term Loan
Automobile Manufacturers - 0.03%			7.50%, 12/31/2016(d)	750	756
Ford Motor Co, Term Loan				$ 3,489
3.02%, 12/15/2013(d)	590	591	Internet - 0.03%
			Open Solutions Inc, Term Loan B
Automobile Parts & Equipment - 0.03%			2.43%, 01/23/2014(d)	559	491
Hayes Lemmerz International Inc, Term Loan
12.00%, 12/11/2013(d)	485	508	Lodging - 0.12%
			Caesars Entertainment Operating Co Inc, Term
Chemicals - 0.08%			Loan
AZ Chem US Inc, Term Loan			3.30%, 01/28/2015(d)	2,517	2,335
6.75%, 11/04/2016(d)	772	785
Ineos US Finance LLC, Term Loan B2			Machinery - Diversified - 0.02%
7.50%, 12/16/2013(d)	391	405	Manitowoc Co Inc/The, Term Loan
Ineos US Finance LLC, Term Loan C2			8.00%, 04/14/2014(d)	379	384
8.00%, 12/16/2014(d)	401	417
		$ 1,607	Media - 0.23%
Commercial Services - 0.03%			Univision Communications Inc, Term Loan
Springboard Finance LLC, Term Loan			4.51%, 03/29/2017(d)	4,468	4,388
7.00%, 02/23/2015(d)	543	545
			Oil & Gas - 0.03%
Computers - 0.03%			Venoco Inc, Term Loan C
Spansion LLC, Term Loan			4.31%, 05/07/2014(d)	665	659
6.50%, 02/09/2015(d)	568	576
			Pharmaceuticals - 0.11%
Diversified Financial Services - 0.14%			Grifols SA, Term Loan
AGFS Funding Co, Term Loan			0.00%, 06/04/2016(d),(g)	910	922
7.25%, 04/21/2015(d)	1,420	1,440	NBTY Inc, Term Loan
Nuveen Investments Inc, Term Loan			6.25%, 10/01/2017(d)	1,250	1,267
5.80%, 05/13/2017(d)	302	304		$ 2,189
12.50%, 07/09/2015(d)	655	707	Retail - 0.23%
Nuveen Investments Inc, Term Loan B			DineEquity Inc, Term Loan
3.30%, 11/13/2014(d)	258	252	6.00%, 10/07/2017(d)	1,054	1,071
		$ 2,703	Dunkin Brands Inc, Term Loan B
Electric - 0.14%			5.75%, 10/25/2017(d)	900	913
Texas Competitive Electric Holdings Co LLC,			Gymboree Corp, Term Loan
Term Loan			5.50%, 10/22/2017(d)	705	714
3.79%, 10/29/2014(d)	3,369	2,772	OSI Restaurant Partners Inc, Term Loan
			1.03%, 06/14/2013(d)	18	17
Entertainment - 0.07%			2.73%, 06/14/2014(d)	555	543
CCM Merger Inc, Term Loan B			Petco Animal Supplies Inc, Term Loan
8.50%, 07/21/2012(d)	1,376	1,377	6.00%, 11/24/2017(d)	515	523
			Phillips-Van Heusen Corp, Term Loan
Environmental Control - 0.02%			4.75%, 03/16/2016(d)	619	619
Darling International Inc, Term Loan B-New				$ 4,400
5.67%, 11/09/2016(d)	400	403	Semiconductors - 0.13%
			Freescale Semiconductor Inc, Term Loan
Food - 0.10%			4.51%, 12/01/2016(d)	1,836	1,839
Del Monte Foods Co, Term Loan			Microsemi Corp, Term Loan
0.00%, 12/17/2011(b),(d),(g)	2,000	2,000	5.00%, 10/30/2017(d)	550	557
				$ 2,396
Healthcare - Services - 0.30%			Software - 0.16%
Aurora Diagnostics Inc, Term Loan			First Data Corp, Term Loan B1
6.25%, 04/20/2016(d)	280	281	3.01%, 12/24/2014(d)	1,207	1,139
HCA Inc, Term Loan A1			First Data Corp, Term Loan B3
1.55%, 01/22/2012(d)	1,822	1,812	3.01%, 09/24/2014(d)	932	880
HCA Inc, Term Loan B1			MedAssets Inc, Term Loan
2.55%, 11/18/2013(d)	976	975	5.25%, 11/15/2016(d)	550	556

See accompanying notes

12

Schedule of Investments Bond & Mortgage Securities Fund January 31, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
(continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Software (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Reynolds & Reynolds Co/The, Term Loan			6.50%, 02/01/2032(h)	$ 15 $	17
5.25%, 04/01/2017(d)	$ 513	$ 518	6.50%, 05/01/2032(h)	57	64
		$ 3,093	6.50%, 04/01/2035(h)	527	590
Telecommunications - 0.06%			6.50%, 10/01/2035(h)	259	290
Intelsat Jackson Holdings SA, Term Loan			7.00%, 12/01/2029(h)	19	22
3.30%, 02/01/2014(d)	550	531	7.00%, 06/01/2030(h)	27	31
5.25%, 04/06/2018(d)	95	96	7.00%, 12/01/2030(h)	21	24
Level 3 Financing Inc, Term Loan			7.00%, 06/01/2031(h)	1	1
3.22%, 03/13/2014(d)	550	538	7.00%, 09/01/2031(h)	6	7
		$ 1,165	7.50%, 09/01/2030(h)	5	6
TOTAL SENIOR FLOATING RATE INTERESTS		$ 44,352	7.50%, 09/01/2030(h)	7	8
U.S. GOVERNMENT & GOVERNMENT	Principal		7.50%, 12/01/2030(h)	1	1
AGENCY OBLIGATIONS - 38.61%	Amount (000's)	Value (000's)	7.50%, 01/01/2031(h)	35	40
			7.50%, 03/01/2031(h)	10	12
Federal Home Loan Mortgage Corporation (FHLMC) - 8.19%			7.50%, 02/01/2032(h)	20	23
2.59%, 12/01/2035 (d),(h) $112 $		118	8.00%, 09/01/2030(h)	123	144
2.74%, 01/01/2034(d),(h)	200	208	8.00%, 11/01/2030(h)	1	1
3.13%, 05/01/2037(d),(h)	582	614		$ 157,758
3.50%, 03/01/2026(h),(i)	7,175	7,190	Federal National Mortgage Association (FNMA) - 20.63%
4.00%, 08/01/2025(h)	12,109	12,542	1.85%, 10/01/2034(d),(h)	331	341
4.00%, 02/01/2026(h)	7,175	7,375	2.35%, 12/01/2032(d),(h)	246	257
4.50%, 05/01/2040(h)	5,852	6,011	2.46%, 01/01/2033(d),(h)	237	247
4.50%, 05/01/2040(h)	10,741	11,033	2.55%, 07/01/2033(d),(h)	2,095	2,201
4.50%, 06/01/2040(h)	3,386	3,478	2.55%, 04/01/2036(d),(h)	562	592
4.50%, 08/01/2040(h)	536	550	2.59%, 03/01/2035(d),(h)	575	600
4.50%, 08/01/2040(h)	24,432	25,012	2.61%, 02/01/2036(d),(h)	69	72
4.50%, 09/01/2040(h)	12,271	12,581	2.72%, 07/01/2034(d),(h)	666	701
5.00%, 03/01/2018(h)	2,083	2,225	2.74%, 08/01/2035(d),(h)	32	34
5.00%, 05/01/2018(h)	1,454	1,555	2.81%, 04/01/2033(d),(h)	353	370
5.00%, 10/01/2018(h)	965	1,032	2.86%, 08/01/2035(d),(h)	408	428
5.00%, 01/01/2019(h)	1,470	1,574	2.95%, 03/01/2035(d),(h)	7,025	7,417
5.00%, 08/01/2040(h)	16,547	17,412	3.50%, 12/01/2025(h)	5,117	5,152
5.07%, 07/01/2034(d),(h)	127	134	3.50%, 03/01/2026(h),(i)	58,490	58,655
5.50%, 03/01/2018(h)	308	334	4.00%, 08/01/2020(h)	8,220	8,566
5.50%, 08/01/2023(h)	3,558	3,871	4.00%, 05/01/2024(h)	6,844	7,069
5.50%, 06/01/2024(h)	432	468	4.00%, 07/01/2024(h)	2,093	2,157
5.50%, 04/01/2033(h)	212	228	4.00%, 05/01/2025(h)	2,496	2,572
5.50%, 05/01/2033(h)	509	547	4.00%, 11/01/2040(h)	7,643	7,587
5.50%, 10/01/2033(h)	412	443	4.00%, 12/01/2040(h)	14,921	14,817
5.50%, 12/01/2033(h)	2,654	2,873	4.00%, 12/01/2040(h)	6,993	6,949
5.50%, 01/01/2035(h)	1,237	1,326	4.00%, 02/01/2041(h),(i)	35,000	34,688
5.50%, 02/01/2035(h)	2,770	2,974	4.50%, 01/01/2020(h)	1,220	1,291
5.50%, 11/01/2036(h)	3,066	3,292	4.50%, 04/01/2024(h)	6,296	6,623
5.50%, 04/01/2038(h)	2,458	2,637	4.50%, 05/01/2025(h)	6,654	7,000
5.50%, 08/01/2038(h)	2,196	2,381	4.50%, 07/01/2025(h)	1,907	2,006
6.00%, 07/01/2017(h)	85	93	4.50%, 06/01/2039(h)	2,416	2,480
6.00%, 03/01/2022(h)	262	289	4.50%, 07/01/2039(h)	437	449
6.00%, 07/01/2023(h)	1,022	1,125	4.50%, 08/01/2039(h)	5,889	6,046
6.00%, 06/01/2028(h)	17	19	4.50%, 05/01/2040(h)	3,412	3,509
6.00%, 01/01/2029(h)	7	7	4.50%, 05/01/2040(h)	11,509	11,865
6.00%, 03/01/2031(h)	43	47	4.50%, 08/01/2040(h)	723	739
6.00%, 04/01/2031(h)	5	6	4.50%, 08/01/2040(h)	1,608	1,651
6.00%, 12/01/2031(h)	232	256	4.50%, 02/01/2041(h)	24,306	24,849
6.00%, 12/01/2032(h)	227	250	5.00%, 03/01/2018(h)	713	764
6.00%, 02/01/2033(h)	301	332	5.00%, 05/01/2020(h)	666	716
6.00%, 12/01/2033(h)	423	465	5.00%, 12/01/2039(h)	394	417
6.00%, 10/01/2036(d),(h)	2,241	2,451	5.00%, 02/01/2040(h)	907	953
6.00%, 12/01/2037(d),(h)	2,921	3,194	5.00%, 02/01/2040(h)	834	876
6.00%, 01/01/2038(d),(h)	941	1,030	5.00%, 04/01/2040(h)	2,058	2,162
6.00%, 01/01/2038(h)	2,221	2,446	5.00%, 08/01/2040(h)	1,214	1,274
6.00%, 07/01/2038(h)	10,929	12,038	5.00%, 02/01/2041(h),(i)	24,550	25,747
6.50%, 06/01/2017(h)	228	249	5.32%, 10/01/2036(d),(h)	577	611
6.50%, 03/01/2029(h)	31	35	5.50%, 09/01/2017(h)	91	98
6.50%, 03/01/2029(h)	4	5	5.50%, 10/01/2017(h)	142	153
6.50%, 05/01/2029(h)	47	53	5.50%, 01/01/2018(h)	12,169	13,156
6.50%, 04/01/2031(h)	23	26	5.50%, 03/01/2018(h)	9,558	10,345
6.50%, 06/01/2031(h)	2	2	5.50%, 01/01/2019(h)	3,997	4,321
6.50%, 09/01/2031(h)	12	14	5.50%, 03/01/2020(h)	36,116	39,045
6.50%, 02/01/2032(h)	24	27	5.50%, 06/01/2020(h)	2,464	2,667

See accompanying notes

13

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.50%, 09/01/2020(h)	$ 2,644	$ 2,882	7.00%, 07/15/2031	$ 7	$ 8
5.50%, 02/01/2023(h)	314	341	7.00%, 06/15/2032	218	252
5.50%, 06/01/2023(h)	1,248	1,356	8.00%, 01/20/2031	14	16
5.50%, 07/01/2023(h)	22	23			$ 75,099
5.50%, 07/01/2033(h)	972	1,047	U.S. Treasury - 5.89%
5.50%, 09/01/2033(h)	1,108	1,193	1.25%, 10/31/2015	135	131
5.50%, 08/01/2036(h)	7,047	7,572	1.38%, 11/30/2015	145	142
5.50%, 02/01/2037(h)	687	739	1.88%, 08/31/2017(j)	19,425	18,580
5.50%, 12/01/2038(h)	10,017	10,807	2.63%, 12/31/2014	350	366
5.97%, 12/01/2036(d),(h)	2,490	2,665	2.75%, 02/15/2019	40	39
6.00%, 10/01/2021(h)	1,658	1,820	3.13%, 05/15/2019	695	702
6.00%, 02/01/2023(h)	107	118	3.25%, 12/31/2016	500	525
6.00%, 05/01/2032(h)	19	21	4.00%, 08/15/2018	27,650	29,914
6.00%, 05/01/2036(h)	721	793	4.38%, 05/15/2040	14,500	14,049
6.00%, 09/01/2037(h)	2,931	3,188	4.50%, 02/15/2036	13,500	13,523
6.00%, 02/01/2038(d),(h)	4,312	4,688	6.00%, 02/15/2026	26,000	31,663
6.00%, 03/01/2038(h)	1,559	1,707	6.13%, 08/15/2029	25	31
6.00%, 05/01/2038(h)	1,039	1,137	6.75%, 08/15/2026	3,000	3,921
6.00%, 05/01/2038(h)	1,694	1,862			$ 113,586
6.00%, 05/01/2038(h)	1,033	1,131	TOTAL U.S. GOVERNMENT &
6.00%, 08/01/2038(h)	3,485	3,842	GOVERNMENT AGENCY OBLIGATIONS		$ 743,821
6.00%, 08/01/2038(h)	1,736	1,915
6.50%, 02/01/2011(h)	1	1		Maturity
6.50%, 07/01/2016(h)	11	12		Amount
6.50%, 02/01/2017(h)	31	34	REPURCHASE AGREEMENTS - 3.86%	(000's)	Value (000's)
6.50%, 03/01/2017(h)	15	16	Banks - 3.86%
6.50%, 04/01/2017(h)	8	9	Investment in Joint Trading Account; Credit Suisse $	15,429	$ 15,429
6.50%, 08/01/2017(h)	221	242	Repurchase Agreement; 0.21% dated
6.50%, 05/01/2022(h)	22	24	01/31/11 maturing 02/01/11 (collateralized by
6.50%, 12/01/2031(h)	9	10	US Treasury Notes; $15,737,499; 0.88% -
6.50%, 02/01/2032(h)	29	33	5.13%; dated 05/31/11 - 05/15/16)
6.50%, 02/01/2032(h)	13	15	Investment in Joint Trading Account; Deutsche	20,572	20,572
6.50%, 04/01/2032(h)	17	19	Bank Repurchase Agreement; 0.21% dated
6.50%, 06/01/2032(h)	6	7	01/31/11 maturing 02/01/11 (collateralized by
6.50%, 08/01/2032(h)	114	129	Sovereign Agency Issues; $20,983,332;
6.50%, 07/01/2037(h)	2,475	2,799	0.00% - 7.13%; dated 02/22/11 - 06/15/38)
6.50%, 07/01/2037(h)	1,688	1,909	Investment in Joint Trading Account; JP Morgan	7,714	7,714
6.50%, 12/01/2037(h)	4,105	4,572	Repurchase Agreement; 0.18% dated
6.50%, 02/01/2038(h)	1,634	1,834	01/31/11 maturing 02/01/11 (collateralized by
6.50%, 03/01/2038(h)	1,200	1,346	US Treasury Notes; $7,868,749; 0.00%; dated
7.00%, 02/01/2032(h)	49	56	06/23/11 - 07/21/11)
7.00%, 03/01/2032(h)	110	125	Investment in Joint Trading Account; Merrill	20,587	20,587
7.50%, 08/01/2032(h)	47	54	Lynch Repurchase Agreement; 0.21% dated
			01/31/11 maturing 02/01/11 (collateralized by
		$ 397,378	Sovereign Agency Issues; $20,998,330;
Government National Mortgage Association (GNMA) - 3.90%			0.00% - 8.13%; dated 11/23/11 - 01/15/26)
4.50%, 06/20/2025	19,866	20,969	Investment in Joint Trading Account; Morgan	10,029	10,029
4.50%, 08/15/2040	9,821	10,229	Stanley Repurchase Agreement; 0.21% dated
5.00%, 11/15/2033	9,137	9,742	01/31/11 maturing 02/01/11 (collateralized by
5.00%, 06/15/2034	200	213	Sovereign Agency Issues; $10,229,370;
5.00%, 08/20/2040	19,600	20,837	0.00% - 4.63%; dated 07/27/11 - 01/02/14)
5.00%, 02/01/2041	4,755	5,046			$ 74,331
5.50%, 05/20/2035	465	503	TOTAL REPURCHASE AGREEMENTS		$ 74,331
5.50%, 02/01/2041	5,010	5,413	Total Investments		$ 2,081,950
6.00%, 07/20/2028	133	146	Liabilities in Excess of Other Assets, Net - (8.06)%		$ (155,349)
6.00%, 11/20/2028	122	134	TOTAL NET ASSETS - 100.00%		$ 1,926,601
6.00%, 01/20/2029	137	151
6.00%, 07/20/2029	32	36
6.00%, 08/15/2031	69	77	(a) Non-Income Producing Security
6.00%, 01/15/2032	17	19	(b)	Market value is determined in accordance with procedures established in
6.00%, 02/15/2032	193	213	good faith by the Board of Directors. At the end of the period, the value of
6.00%, 02/15/2033	91	101	these securities totaled $11,402 or 0.59% of net assets.
6.00%, 12/15/2033	140	156	(c)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 03/20/2028	24	27	1933. These securities may be resold in transactions exempt from
6.50%, 05/20/2029	21	23	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 02/20/2032	11	12	indicated, these securities are not considered illiquid. At the end of the
6.50%, 10/15/2032	73	83	period, the value of these securities totaled $312,054 or 16.20% of net
6.50%, 12/15/2032	570	646	assets.
7.00%, 04/15/2031	1	1	(d)	Variable Rate. Rate shown is in effect at January 31, 2011.
7.00%, 06/15/2031	40	46	(e) Security purchased on a when-issued basis.

See accompanying notes

14

Schedule of Investments Bond & Mortgage Securities Fund January 31, 2011 (unaudited)

(f)	Security is Illiquid
(g)	This Senior Floating Rate Note will settle after January 31, 2011, at which time the interest rate will be determined.
(h)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,357 or 0.23% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 59,366
Unrealized Depreciation		(100,414)
Net Unrealized Appreciation (Depreciation)		$ (41,048)
Cost for federal income tax purposes		$ 2,122,998
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		49 .90%
Financial		19 .29%
Energy		7 .00%
Government		6 .89%
Communications		6 .42%
Consumer, Non-cyclical		3 .95%
Asset Backed Securities		3 .91%
Consumer, Cyclical		2 .79%
Industrial		2 .60%
Utilities		2 .27%
Basic Materials		1 .51%
Technology		1 .27%
Revenue		0 .17%
General Obligation		0 .07%
Diversified		0 .02%
Liabilities in Excess of Other Assets, Net		(8 .06)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

							Unrealized/
			Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection Fixed Rate		Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	$ 27,430	$ (1,330)
Barclays Bank PLC	CMBX.NA.A1		Sell	0.35%	10/12/2052	2,500	121
Morgan Stanley Capital Services Inc	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	22,570	(1,087)
Morgan Stanley Capital Services Inc	CMBX.NA.AA1		Sell	0.25%	10/12/2052	2,500	25
Morgan Stanley Capital Services Inc	CMBX.NA.AM.4		Sell	0.50%	02/17/2051	5,000	(80)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For				Value	Appreciation/(Depreciation)
Japanese Yen	JP Morgan Securities	03/17/2011		1,106,493 $	13	$ 13	$ —

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For				Value	Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities	03/17/2011		70,154$	69	$ 70	$ (1)
British Pound	JP Morgan Securities	03/17/2011		181,071	282	290	(8)
Canadian Dollar	JP Morgan Securities	03/17/2011		107,959	108	108	—
Danish Kroner	JP Morgan Securities	03/17/2011		178,870	32	33	(1)
Euro	JP Morgan Securities	03/17/2011		1,119,259	1,485	1,532	(47)
Japanese Yen	JP Morgan Securities	03/17/2011	135,918,764		1,618	1,657	(39)
Mexican Peso	JP Morgan Securities	03/17/2011		410,279	34	34	—
Polish Zloty	JP Morgan Securities	03/17/2011		125,077	41	43	(2)
Swedish Krona	JP Morgan Securities	03/17/2011		248,623	37	38	(1)

See accompanying notes

15

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Swiss Franc	JP Morgan Securities	03/17/2011	22,916 $	24	$ 24	$ —

All dollar amounts are shown in thousands (000's)

See accompanying notes

16

Schedule of Investments
California Municipal Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 106.32%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California - 105.89%			California (continued)
Abag Finance Authority for Nonprofit Corps			California Statewide Communities Development
5.25%, 10/01/2026	$ 1,240	$ 1,173	Authority FHA INS
Abag Finance Authority for Nonprofit Corps ACA			6.25%, 08/01/2024	$ 1,000	$ 1,107
5.70%, 11/01/2013	1,755	1,765	California Statewide Communities Development
Anaheim Public Financing Authority			Authority NATL-RE-IBC
5.25%, 10/01/2034	1,000	981	6.50%, 08/01/2012	905	937
Baldwin Park Public Financing Authority			Carson Redevelopment Agency NATL-RE
4.63%, 08/01/2016	1,130	1,154	5.50%, 10/01/2016	1,000	1,055
Barstow Redevelopment Agency NATL-RE			Chula Vista Community Facilities District
7.00%, 09/01/2014	640	715	5.45%, 09/01/2036	985	714
7.00%, 09/01/2014	330	362	City of Alhambra CA NATL-RE
Bay Area Governments Association XLCA			6.13%, 09/02/2018	3,980	3,985
5.25%, 09/01/2029	2,000	1,531	City of Azusa CA
Bay Area Toll Authority			6.00%, 09/01/2026	2,210	2,160
5.00%, 04/01/2031(a)	3,000	2,885	City of Bakersfield CA AGM
5.13%, 04/01/2039(a)	3,000	2,860	5.00%, 09/15/2032	1,500	1,435
Berkeley Unified School District/CA ASSURED			City of Burbank CA AGM
GTY			5.25%, 05/01/2024	3,155	3,243
5.00%, 08/01/2031	1,250	1,171	City of Chula Vista CA NATL-RE
Beverly Hills Unified School District CA			5.00%, 08/01/2027	3,000	2,648
0.00%, 08/01/2028(b)	2,000	689	City of Compton CA
California County Tobacco Securitization Agency			6.00%, 08/01/2039	1,250	1,160
5.45%, 06/01/2028(c)	2,000	1,576	City of Hawthorne CA
California Educational Facilities Authority			4.60%, 09/01/2021	1,000	740
5.00%, 01/01/2038(a)	3,000	2,876	5.00%, 09/01/2030	2,000	1,260
5.25%, 10/01/2039(a)	6,500	6,549	City of Imperial CA NATL-RE FGIC
5.38%, 04/01/2034	1,000	889	5.00%, 10/15/2020	1,250	1,249
California Health Facilities Financing Authority			City of Irvine CA
5.00%, 11/15/2036	1,895	1,646	5.00%, 09/02/2029	1,485	1,184
5.75%, 09/01/2039	2,000	1,852	City of Los Angeles CA GNMA COLL
6.00%, 07/01/2039	2,000	1,973	6.25%, 09/20/2039	1,000	1,000
6.50%, 10/01/2038	1,000	1,071	City of Modesto CA
California Infrastructure & Economic Development			5.15%, 09/01/2036	1,000	684
Bank			City of Oceanside CA AMBAC
0.25%, 11/01/2026	2,900	2,900	5.25%, 04/01/2016	1,575	1,623
California Infrastructure & Economic Development			City of Pacifica CA AMBAC
Bank NATL-RE FGIC			5.00%, 10/01/2024	1,090	1,012
5.00%, 08/15/2018	1,155	1,138	City of Pasadena CA
California Municipal Finance Authority			5.00%, 02/01/2033	2,000	1,898
5.50%, 07/01/2030	500	449	City of Riverside CA AGM
5.75%, 07/01/2040	1,000	897	5.00%, 10/01/2038(a)	3,000	2,709
California Pollution Control Financing Authority			City of San Jose CA AMBAC
5.00%, 01/01/2022	2,000	1,983	5.00%, 03/01/2037	5,000	4,201
5.00%, 07/01/2027	4,500	4,253	City of Torrance CA
California Pollution Control Financing			5.00%, 09/01/2040	1,000	837
Authority AMBAC-TCRS			6.00%, 06/01/2022	1,000	1,021
5.85%, 06/01/2021	2,500	2,508	City of Turlock CA
California State Department of Water			5.13%, 10/15/2031	1,000	796
Resources AGM			5.13%, 10/15/2037	1,000	765
5.00%, 12/01/2018	1,660	1,709	5.38%, 10/15/2034	1,900	1,532
California State Public Works Board			City of Vernon CA
5.40%, 10/01/2022	3,000	2,983	5.13%, 08/01/2021	2,000	2,004
California State University			Coachella Redevelopment Agency
5.25%, 11/01/2038	2,000	1,854	5.88%, 12/01/2028	1,885	1,538
California State University AGM			County of Orange CA
5.00%, 11/01/2039	1,000	917	5.00%, 07/01/2031	1,000	952
California Statewide Communities Development			County of Sacramento CA
Authority			5.00%, 07/01/2040	2,000	1,768
5.13%, 04/01/2037(d)	1,500	1,170	Desert Hot Springs Redevelopment Agency
5.25%, 11/01/2030	1,500	1,374	5.60%, 09/01/2038	2,000	1,527
7.25%, 11/15/2041	1,500	1,552	Dinuba Financing Authority
California Statewide Communities Development			5.38%, 09/01/2038	1,000	709
Authority CAL MTG INS			El Monte Union High School District ASSURED
6.25%, 08/15/2028	2,250	2,288	GTY
California Statewide Communities Development			5.50%, 06/01/2034	2,000	1,961
Authority FANNIE MAE			Fontana Redevelopment Agency NATL-RE
4.20%, 10/15/2018	1,430	1,474	5.20%, 09/01/2030	1,000	867
			Foothill-Eastern Transportation Corridor Agency
			0.00%, 01/15/2032(b)	10,000	1,812

See accompanying notes

17

Schedule of Investments
California Municipal Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)			California (continued)
Foothill-Eastern Transportation Corridor Agency			Palm Desert Financing Authority NATL-RE
(continued)			5.00%, 08/01/2022	$ 1,280	$ 1,183
0.00%, 01/15/2033(b)	$ 10,000	$ 1,632	Palomar Pomerado Health
5.88%, 01/15/2026	5,000	4,483	6.75%, 11/01/2039	1,500	1,454
Golden West Schools Financing Authority NATL-			Perris Public Financing Authority
RE			5.30%, 10/01/2026	2,805	2,278
5.65%, 02/01/2012	685	716	Pittsburg Unified School District FSA
Gonzales Redevelopment Agency			5.50%, 08/01/2031	1,000	1,018
4.63%, 08/01/2011	1,000	1,001	Pomona Public Financing Authority NATL-RE
Hesperia Public Financing Authority XLCA			5.00%, 02/01/2021	5,000	4,953
5.00%, 09/01/2037	1,945	1,319	Pomona Unified School District NATL-RE
Hesperia Unified School District			6.15%, 08/01/2030	1,000	1,008
5.00%, 09/01/2030	1,055	825	Port of Oakland NATL-RE FGIC
Hi-Desert Memorial Health Care District			5.75%, 11/01/2029	2,000	1,901
5.50%, 10/01/2015	1,000	1,000	Poway Redevelopment Agency AMBAC
Highland Redevelopment Agency AMBAC			5.38%, 06/15/2019	1,000	1,002
5.00%, 12/01/2028	3,000	2,537	Richmond Joint Powers Financing Authority
Huntington Beach Union High School			6.25%, 07/01/2024	1,000	1,042
District AGM			Riverside County Public Financing Authority
5.00%, 08/01/2029	2,000	1,939	5.80%, 05/15/2029	2,100	1,672
Indio Redevelopment Agency			Rocklin Unified School District NATL-RE FGIC
5.63%, 08/15/2035	1,355	1,191	0.00%, 08/01/2019(b)	1,360	867
Irvine Public Facilities & Infrastructure			0.00%, 08/01/2020(b)	1,415	854
Authority AMBAC			0.00%, 08/01/2023(b)	1,225	575
5.00%, 09/02/2020	1,415	1,361	Roseville Finance Authority
5.00%, 09/02/2021	3,535	3,363	5.00%, 02/01/2037	1,000	923
5.00%, 09/02/2023	2,000	1,876	Salinas Valley Solid Waste Authority AMBAC
La Quinta Financing Authority AMBAC			5.25%, 08/01/2027	1,975	1,726
5.25%, 09/01/2024	1,000	944	5.25%, 08/01/2031	2,000	1,666
La Verne Public Financing Authority			San Bernardino County Redevelopment
7.25%, 09/01/2026	1,500	1,479	Agency RADIAN
Lake Elsinore Public Financing Authority			5.00%, 09/01/2018	1,565	1,479
5.80%, 09/02/2015	920	921	San Diego Community College District
Lancaster Redevelopment Agency			5.25%, 08/01/2033(a)	3,000	3,016
6.88%, 08/01/2039	1,000	1,024	San Diego County Regional Airport Authority
Los Angeles Community College District/CA			5.00%, 07/01/2040	2,250	1,980
5.00%, 08/01/2033(a)	3,000	2,815	San Diego Public Facilities Financing Authority
Los Angeles Community Redevelopment			5.38%, 08/01/2034	2,000	2,009
Agency NATL-RE			San Diego Redevelopment Agency
5.40%, 07/01/2024	2,500	2,311	6.40%, 09/01/2019	1,000	1,004
Los Angeles County Metropolitan Transportation			San Francisco City & County Airports
Authority AMBAC			Commission
5.00%, 07/01/2035	1,500	1,483	5.00%, 05/01/2040	1,000	884
Los Angeles Department of Airports			San Francisco City & County Airports
5.00%, 05/15/2035	1,500	1,387	Commission AGM-CR FGIC
5.13%, 05/15/2033	1,230	1,163	5.00%, 05/01/2030	4,000	3,580
Los Angeles Department of Water & Power			San Francisco City & County Airports
5.38%, 07/01/2038	1,000	1,002	Commission NATL-RE
Los Angeles Unified School District/CA			5.25%, 05/01/2026	4,000	3,946
5.00%, 07/01/2029	2,000	1,898	San Francisco City & County Redevelopment
Los Angeles Unified School District/CA AGM			Agency
5.00%, 07/01/2032	1,000	929	6.50%, 08/01/2039	1,000	1,022
Metropolitan Water District of Southern			Semitropic Improvement District
California AGM			5.00%, 12/01/2038	2,000	1,832
5.00%, 07/01/2035	2,000	1,972	Sierra View Local Health Care District/CA
Morongo Band of Mission Indians			5.25%, 07/01/2032	1,500	1,318
5.50%, 03/01/2018(d)	1,225	1,148	South Gate Public Financing Authority AMBAC
6.50%, 03/01/2028(d)	1,825	1,692	5.25%, 09/01/2022	2,090	1,980
Needles Public Utility Authority			South Gate Public Financing Authority XLCA
6.50%, 02/01/2022	2,785	2,656	5.00%, 09/01/2016	1,670	1,704
Norco Financing Authority AGM			State of California
5.63%, 10/01/2034	1,000	985	5.25%, 07/01/2021	2,000	2,140
Ontario Redevelopment Financing			5.25%, 11/01/2040	1,500	1,364
Authority AMBAC			5.75%, 04/01/2031	675	673
5.50%, 08/01/2016	1,055	1,076	6.00%, 03/01/2033	2,000	2,035
Ontario Redevelopment Financing			6.00%, 04/01/2038	3,000	3,036
Authority NATL-RE			Stockton East Water District NATL-RE FGIC
5.25%, 08/01/2016	1,060	1,073	5.25%, 04/01/2022	1,780	1,763

See accompanying notes

18

Schedule of Investments California Municipal Fund January 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
	Amount		Insured	43 .01%
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	Revenue	42 .52%
			General Obligation	8 .15%
California (continued)			Tax Allocation	4 .12%
Temecula Redevelopment Agency NATL-RE			Revenue - Special Tax	4 .00%
5.25%, 08/01/2036	$ 3,270	$ 2,715	Certificate Participation	3 .48%
Tobacco Securitization Authority of Northern			Prerefunded	1 .04%
California
5.38%, 06/01/2038	3,000	2,055	Liability for floating rate notes issued	(8.04)%
Tobacco Securitization Authority of Southern			Other Assets in Excess of Liabilities, Net	1 .72%
California			TOTAL NET ASSETS	100.00%
5.13%, 06/01/2046	4,000	2,381
Tracy Area Public Facilities Financing
Agency NATL-RE
5.88%, 10/01/2013	295	297
Tustin Community Facilities District
5.38%, 09/01/2029	1,000	837
Twin Rivers Unified School District
0.00%, 04/01/2014(b)	1,500	1,358
University of California
5.25%, 05/15/2039(a)	4,500	4,467
Walnut Energy Center Authority
5.00%, 01/01/2035	2,000	1,799
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,643
		$ 246,900
Virgin Islands - 0.43%
Virgin Islands Public Finance Authority
6.38%, 10/01/2019	1,000	1,010

TOTAL MUNICIPAL BONDS	$ 247,910
Total Investments	$ 247,910
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (8.04)%
Notes with interest rates ranging from 0.29% to $ (18,750)	$ (18,750)
0.35% at January 31, 2011 and contractual maturity
of collateral from 2015-2039.(e)
Total Net Investments	$ 229,160
Other Assets in Excess of Liabilities, Net - 1.72%	$ 3,999
TOTAL NET ASSETS - 100.00%	$ 233,159

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at January 31, 2011.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,010 or 1.72% of net assets.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2011

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,859
Unrealized Depreciation	(18,545)
Net Unrealized Appreciation (Depreciation)	$ (15,686)
Cost for federal income tax purposes	$ 244,846
All dollar amounts are shown in thousands (000's)

See accompanying notes

19

Schedule of Investments Core Plus Bond Fund I January 31, 2011 (unaudited)

CONVERTIBLE PREFERRED STOCKS -				Principal
0.21%	Shares Held Value (000's)			Amount
Banks - 0.21%			BONDS (continued)	(000's)	Value (000's)
Wells Fargo & Co	5,800 $	6,046	Banks (continued)
			Citigroup Inc (continued)
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 6,046		6.40%, 3/27/2013	$ 1,700	$ 2,459
	Principal		8.50%, 5/22/2019	300	367
	Amount		Commonwealth Bank of Australia
BONDS - 46.53%	(000's) Value (000's)		0.72%, 7/12/2013(a),(b)	13,900	13,929
Agriculture - 0.13%			Credit Agricole SA
Altria Group Inc			8.38%, 12/13/2049(a),(b)	16,500	17,325
4.13%, 9/11/2015	$ 1,800 $	1,884	Credit Suisse/New York NY
UST LLC			2.20%, 1/14/2014	1,700	1,703
5.75%, 3/1/2018	1,700	1,816	Danske Bank A/S
	$ 3,700		2.50%, 5/10/2012(b)	4,100	4,192
Airlines - 0.03%			Deutsche Bank AG/London
UAL 2009-1 Pass Through Trust			6.00%, 9/1/2017	2,900	3,254
10.40%, 11/1/2016	850	977	Dexia Credit Local SA
			0.78%, 4/29/2014(a),(b)	8,700	8,648
Automobile Asset Backed Securities - 0.02%			Export-Import Bank of Korea
Capital Auto Receivables Asset Trust			4.00%, 1/29/2021	800	736
1.71%, 10/15/2012(a)	445	446	5.13%, 6/15/2020	1,400	1,420
			5.88%, 1/14/2015	8,000	8,733
Banks - 16.15%			Goldman Sachs Group Inc/The
			1.35%, 2/4/2013(a)	200	270
Ally Financial Inc
5.38%, 6/6/2011	7,802	10,709	5.13%, 4/24/2013	1,300	1,844
6.00%, 4/1/2011	1,500	1,503	6.25%, 9/1/2017	1,800	1,986
6.00%, 12/15/2011	4,000	4,110	HSBC Bank PLC
			2.00%, 1/19/2014(b)	1,800	1,801
6.88%, 9/15/2011	6,500	6,663
7.50%, 9/15/2020(b)	1,300	1,417	ING Bank NV
			1.10%, 3/30/2012(a),(b)	23,000	22,935
8.30%, 2/12/2015	5,000	5,650	2.63%, 2/9/2012(b)	23,600	24,062
American Express Bank FSB
6.00%, 9/13/2017	5,000	5,596	Intesa Sanpaolo SpA/New York NY
American Express Centurion Bank			2.38%, 12/21/2012	14,500	14,578
5.55%, 10/17/2012	1,300	1,388	JP Morgan Chase & Co
			0.43%, 12/21/2011(a)	4,500	4,504
Australia & New Zealand Banking Group Ltd
2.13%, 1/12/2014(b)	5,100	5,133	1.05%, 9/30/2013(a)	4,400	4,421
Banco Nac De Desen Econo			4.25%, 10/15/2020	7,300	7,031
4.13%, 9/15/2017	800	1,054	6.00%, 1/15/2018	800	889
Banco Santander Brasil SA/Brazil			7.90%, 4/29/2049(a)	2,100	2,263
4.25%, 1/14/2016(b)	2,900	2,873	JP Morgan Chase Bank NA
4.50%, 4/6/2015(b),(c)	500	507	0.63%, 6/13/2016(a)	3,500	3,340
Banco Santander Chile			KeyCorp
1.55%, 4/20/2012(a),(b)	4,700	4,699	6.50%, 5/14/2013	800	876
1.90%, 1/19/2016(a),(b),(d)	2,100	2,092	Korea Development Bank
Bank of America Corp			4.38%, 8/10/2015	7,400	7,620
4.50%, 4/1/2015	10,000	10,379	8.00%, 1/23/2014	2,000	2,290
6.50%, 8/1/2016	10,100	11,180	Lloyds TSB Bank PLC
Bank of Montreal			4.88%, 1/21/2016	1,100	1,101
2.85%, 6/9/2015(b)	1,800	1,834	5.80%, 1/13/2020(b)	18,100	17,572
			12.00%, 12/31/2049(b),(d)	12,200	13,054
Bank of Nova Scotia
1.65%, 10/29/2015(b)	1,900	1,825	Morgan Stanley
			0.55%, 1/9/2012(a)	11,000	10,992
Barclays Bank PLC
2.38%, 1/13/2014	1,900	1,906	0.55%, 4/19/2012	1,500	1,495
5.00%, 9/22/2016	10,100	10,712	0.60%, 1/9/2014(a)	1,200	1,161
6.05%, 12/4/2017(b)	4,300	4,417	5.95%, 12/28/2017	2,700	2,861
BPCE SA			Nordea Bank AB
2.38%, 10/4/2013(b)	700	703	2.13%, 1/14/2014(b)	800	803
			4.88%, 1/27/2020(b)	10,900	11,078
CIT Group Inc
7.00%, 5/1/2015	5,800	5,880	Regions Bank/Birmingham AL
Citigroup Inc			7.50%, 5/15/2018	800	842
0.43%, 3/16/2012(a)	2,000	1,988	Regions Financial Corp
0.57%, 6/9/2016(a)	300	275	7.38%, 12/10/2037	500	475
1.17%, 6/28/2013(a)	2,300	3,051	Royal Bank of Scotland PLC/The
1.75%, 1/13/2014(a)	4,800	4,807	1.45%, 10/20/2011(b)	8,700	8,745
2.29%, 8/13/2013(a)	2,200	2,247	2.63%, 5/11/2012(b)	21,900	22,405
			3.00%, 12/9/2011(b)	3,000	3,062
3.63%, 11/30/2017	2,300	2,932
5.50%, 8/27/2012	400	424	3.95%, 9/21/2015	1,400	1,365
5.50%, 4/11/2013	5,800	6,212	Santander US Debt SA Unipersonal
			1.10%, 3/30/2012(a),(b)	17,200	17,013
5.50%, 10/15/2014	10,400	11,312
5.63%, 8/27/2012	600	632	Societe Generale
			5.92%, 4/29/2049(a),(b)	500	436
6.00%, 2/21/2012	700	734
6.00%, 8/15/2017	4,658	5,099

See accompanying notes

20

Schedule of Investments Core Plus Bond Fund I January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Sumitomo Mitsui Banking Corp			International Lease Finance Corp
1.95%, 1/14/2014(b)	$ 2,200 $	2,215	1.42%, 8/15/2011(a)	$ 8,100 $	10,770
UBS AG/Stamford CT			5.45%, 3/24/2011	4,490	4,511
0.00%, 1/28/2014(a)	1,000	1,000	5.75%, 6/15/2011	3,000	3,023
1.38%, 2/23/2012(a)	3,800	3,833	6.75%, 9/1/2016(b)	1,700	1,819
USB Capital IX			Macquarie Bank Ltd
6.19%, 4/15/2049(a)	800	626	2.60%, 1/20/2012(b)	20,726	21,145
Wachovia Corp			Macquarie Group Ltd
0.43%, 10/15/2011(a)	11,550	11,563	7.30%, 8/1/2014(b)	7,400	8,223
Wells Fargo & Co			Merrill Lynch & Co Inc
7.98%, 3/29/2049(a)	23,000	24,610	0.53%, 6/5/2012(a)	4,200	4,165
Westpac Banking Corp			1.37%, 3/22/2011(a)	1,200	1,640
3.59%, 8/14/2014(b)	2,000	2,124	1.58%, 9/14/2018(a)	6,295	6,992
	$ 465,850		6.05%, 8/15/2012	14,150	15,061
Beverages - 0.79%			Nomura Holdings Inc
Anheuser-Busch InBev Worldwide Inc			6.70%, 3/4/2020	13,200	14,096
4.13%, 1/15/2015	7,900	8,414	Northern Rock Asset Management PLC
5.38%, 1/15/2020	7,900	8,519	5.63%, 6/22/2017(b),(c)	12,200	12,461
Coca-Cola Enterprises Inc			RZD Capital Ltd
1.13%, 11/12/2013	5,800	5,742	5.74%, 4/3/2017	2,300	2,369
	$ 22,675		SLM Corp
Chemicals - 1.07%			0.50%, 3/15/2011(a)	5,000	4,978
Dow Chemical Co/The			2.75%, 3/15/2011	10,100	10,646
2.50%, 2/15/2016	29,000	27,782	3.13%, 9/17/2012	2,550	3,358
PPG Industries Inc			4.88%, 12/17/2012	7,500	11,703
1.90%, 1/15/2016	3,100	2,952	5.00%, 4/15/2015	10,000	9,889
	$ 30,734		SteelRiver Transmission Co LLC
			4.71%, 6/30/2017(b),(c)	3,200	3,180
Commercial Services - 0.24%
Duke University			Stone Street Trust
			5.90%, 12/15/2015(b)	6,000	6,350
4.20%, 4/1/2014	1,800	1,952
5.15%, 4/1/2019	1,400	1,542	Sydney Airport Finance Co Pty Ltd
			5.13%, 2/22/2021(b)	500	479
President and Fellows of Harvard College
6.00%, 1/15/2019(b)	500	571	TNK-BP Finance SA
6.50%, 1/15/2039(b)	2,400	2,829	6.13%, 3/20/2012	2,300	2,400
	$ 6,894		7.88%, 3/13/2018	3,100	3,477
Diversified Financial Services - 9.19%			Vnesheconombank Via VEB Finance Ltd
			5.45%, 11/22/2017(b),(c)	900	890
American Express Travel Related Services Co Inc
5.25%, 11/21/2011(b)	2,400	2,474		$ 265,190
American General Finance Corp			Electric - 0.74%
0.55%, 12/15/2011(a)	10,000	9,602	Centrais Eletricas Brasileiras SA
0.56%, 8/17/2011(a)	100	97	6.88%, 7/30/2019(b)	1,600	1,790
3.25%, 1/16/2013	6,800	8,045	Cleco Power LLC
4.13%, 11/29/2013	7,500	8,725	6.00%, 12/1/2040	6,300	5,970
4.63%, 6/22/2011	200	267	Duke Energy Carolinas LLC
4.88%, 7/15/2012	2,600	2,512	5.75%, 11/15/2013	2,300	2,584
5.63%, 8/17/2011	7,000	6,982	EDF SA
			5.50%, 1/26/2014(b)	500	551
6.90%, 12/15/2017	1,200	1,044	6.50%, 1/26/2019(b)	500	577
Bear Stearns Cos LLC/The
7.25%, 2/1/2018	2,200	2,597	Enel Finance International SA
			6.80%, 9/15/2037(b)	2,800	2,774
Capital One Capital V
10.25%, 8/15/2039	10,000	10,813	Entergy Corp
Caterpillar Financial Services Corp			3.63%, 9/15/2015	4,500	4,494
7.05%, 10/1/2018	5,390	6,561	Korea Hydro & Nuclear Power Co Ltd
Citigroup Capital XXI			6.25%, 6/17/2014	900	999
8.30%, 12/21/2057	9,050	9,446	Majapahit Holding BV
FCE Bank PLC			7.75%, 1/20/2020	1,300	1,458
7.13%, 1/16/2012	2,000	2,831		$ 21,197
7.13%, 1/15/2013	5,350	7,719	Finance - Mortgage Loan/Banker - 4.99%
7.88%, 2/15/2011	1,300	2,082	Fannie Mae
Ford Motor Credit Co LLC			0.75%, 2/26/2013	4,000	4,006
3.05%, 1/13/2012(a)	1,600	1,612	0.75%, 12/18/2013(e)	65,600	64,853
7.00%, 10/1/2013	6,100	6,595	1.00%, 9/23/2013	6,500	6,493
7.50%, 8/1/2012	1,500	1,602	1.13%, 9/30/2013	22,200	22,254
General Electric Capital Corp			1.25%, 8/20/2013	600	604
0.49%, 10/6/2015(a)	7,500	7,205	1.75%, 2/22/2013	1,100	1,123
6.88%, 1/10/2039	500	560	2.88%, 12/11/2013	2,700	2,834
Goldman Sachs Capital II			4.38%, 3/15/2013	2,200	2,369
5.79%, 12/29/2049(a)	2,600	2,194	4.38%, 10/15/2015	1,500	1,647
			4.63%, 10/15/2013	9,600	10,514

See accompanying notes

21

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Mining (continued)
Federal Home Loan Banks			Vale Overseas Ltd (continued)
0.88%, 12/27/2013	$ 1,400 $	1,390	6.88%, 11/10/2039	$ 2,100 $	2,221
3.13%, 12/13/2013	1,900	2,005		$ 9,089
3.63%, 10/18/2013	600	641	Mortgage Backed Securities - 2.98%
Freddie Mac			Arran Residential Mortgages Funding PLC
0.52%, 11/26/2012	1,700	1,697	2.20%, 5/16/2047(a),(b)	1,500	2,052
0.88%, 10/28/2013	14,300	14,234	2.40%, 5/16/2047(a),(b)	4,200	5,739
3.50%, 5/29/2013	2,000	2,124	Banc of America Funding Corp
4.13%, 9/27/2013	3,100	3,355	2.78%, 6/25/2034(a)	209	204
4.50%, 1/15/2013	600	645	Banc of America Mortgage Securities Inc
4.88%, 11/15/2013	1,100	1,217	5.50%, 12/25/2020	2,061	2,121
	$ 144,005		Bear Stearns Adjustable Rate Mortgage Trust
Healthcare - Services - 0.37%			3.39%, 12/25/2035(a)	386	372
HCA Inc			Bear Stearns Alt-A Trust
8.50%, 4/15/2019	5,200	5,798	2.83%, 5/25/2035(a)	423	354
Roche Holdings Inc			2.94%, 9/25/2035(a)	39	31
7.00%, 3/1/2039(b)	3,900	4,803	Bear Stearns Commercial Mortgage Securities
	$ 10,601		5.59%, 6/11/2040(a)	1,252	1,271
Holding Companies - Diversified - 0.04%			5.70%, 6/11/2050	200	213
Noble Group Ltd			Chase Mortgage Finance Corp
6.75%, 1/29/2020	1,200	1,284	5.98%, 9/25/2036(a)	4,273	4,072
			Countrywide Home Loan Mortgage Pass Through
Home Equity Asset Backed Securities - 0.13%			Trust
Lake Country Mortgage Loan Trust			5.50%, 11/25/2035	5,957	5,644
0.72%, 12/25/2032(a),(b)	3,873	3,841	Fannie Mae
			0.57%, 4/25/2037(a)	2,118	2,100
Insurance - 1.48%			0.71%, 9/25/2035(a)	3,988	3,961
American International Group Inc			Fannie Mae Grantor Trust
4.95%, 3/20/2012	1,000	1,034	7.50%, 6/25/2030	25	29
5.45%, 5/18/2017	2,000	2,072	7.50%, 7/25/2042	39	45
5.85%, 1/16/2018	700	730	GSMPS Mortgage Loan Trust
8.18%, 5/15/2068	2,300	2,565	7.50%, 6/19/2032(b)	189	163
8.25%, 8/15/2018	4,000	4,714	JP Morgan Chase Commercial Mortgage Securities
ASIF III Jersey Ltd			Corp
5.50%, 3/7/2011	6,800	9,315	4.88%, 1/12/2038(a)	5,300	5,619
Hartford Financial Services Group Inc			JP Morgan Mortgage Trust
8.13%, 6/15/2068(a)	1,200	1,305	2.97%, 7/25/2035(a)	2,142	1,936
Metropolitan Life Global Funding I			5.75%, 1/25/2036	836	784
0.70%, 7/13/2011(a),(b)	13,900	13,913	6.02%, 10/25/2036(a)	3,282	2,826
Pacific LifeCorp			Mastr Reperforming Loan Trust
6.00%, 2/10/2020(b)	900	942	7.00%, 8/25/2034(b)	250	256
Prudential Financial Inc			Merrill Lynch Mortgage Investors Inc
3.17%, 6/10/2013(a)	1,000	1,011	2.75%, 6/25/2035(a)	1,516	1,355
Reinsurance Group of America Inc			Morgan Stanley Capital I
6.75%, 12/15/2011	5,050	5,206	5.11%, 6/15/2040(a)	1,255	1,339
	$ 42,807		RBSCF Trust
Investment Companies - 0.06%			5.47%, 7/16/2016(b)	20,378	21,974
Temasek Financial I Ltd			Suntrust Adjustable Rate Mortgage Loan Trust
4.30%, 10/25/2019(b)	1,700	1,752	5.85%, 10/25/2037(a)	15,441	13,757
			Thornburg Mortgage Securities Trust
Iron & Steel - 0.16%			0.36%, 3/25/2037(a)	1,204	1,182
CSN Islands XI Corp			Wachovia Bank Commercial Mortgage Trust
6.88%, 9/21/2019(c)	1,800	1,964	5.42%, 1/15/2045	200	214
CSN Resources SA			WaMu Mortgage Pass Through Certificates
6.50%, 7/21/2020(b)	700	744	5.72%, 2/25/2037(a)	7,025	6,193
Gerdau Holdings Inc				$ 85,806
7.00%, 1/20/2020(b)	1,000	1,095	Oil & Gas - 1.43%
Gerdau Trade Inc			Novatek Finance Ltd
5.75%, 1/30/2021(b)	800	802	5.33%, 2/3/2016(b),(f)	900	902
	$ 4,605		Odebrecht Drilling Norbe VIII/IX Ltd
Media - 0.75%			6.35%, 6/30/2021(b)	900	941
Vivendi SA			Petrobras International Finance Co - Pifco
5.75%, 4/4/2013(b)	20,000	21,611	3.88%, 1/27/2016	7,600	7,672
			5.88%, 3/1/2018	4,700	5,012
Mining - 0.32%			7.88%, 3/15/2019	9,600	11,331
Corp Nacional del Cobre de Chile			Petroleos Mexicanos
7.50%, 1/15/2019(b)	600	729	5.50%, 1/21/2021	6,500	6,555
Vale Overseas Ltd			6.00%, 3/5/2020	3,700	3,915
5.63%, 9/15/2019	5,800	6,139	8.00%, 5/3/2019	2,100	2,517
See accompanying notes			22

Schedule of Investments Core Plus Bond Fund I January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Oil & Gas (continued)			Student Loan Asset Backed Securities (continued)
Shell International Finance BV			SLM Student Loan Trust (continued)
5.50%, 3/25/2040	$ 1,400 $	1,442	2.91%, 12/16/2019(a),(b)	$ 1,000	$ 1,000
Total Capital SA					$ 1,100
4.45%, 6/24/2020	1,000	1,026	Telecommunications - 0.14%
	$ 41,313		Cellco Partnership / Verizon Wireless Capital LLC
Other Asset Backed Securities - 0.21%			5.25%, 2/1/2012	3,900	4,073
Small Business Administration Participation
Certificates			Transportation - 0.07%
4.43%, 5/1/2029(a)	5,714	5,972	Union Pacific Corp
			5.70%, 8/15/2018	1,800	2,033
Pharmaceuticals - 0.07%
Novartis Capital Corp			TOTAL BONDS		$ 1,342,127
4.13%, 2/10/2014	2,000	2,149		Principal
				Amount
Pipelines - 0.01%			CONVERTIBLE BONDS - 0.51%	(000's)	Value (000's)
TransCanada PipeLines Ltd			Oil & Gas - 0.51%
7.63%, 1/15/2039	200	250	Chesapeake Energy Corp
			2.25%, 12/15/2038	700	586
Real Estate - 0.25%			Transocean Inc
WEA Finance LLC			1.50%, 12/15/2037	14,300	14,229
7.13%, 4/15/2018(b)	6,300	7,294			$ 14,815
			TOTAL CONVERTIBLE BONDS		$ 14,815
Regional Authority - 0.84%				Principal
Province of Ontario Canada				Amount
1.38%, 1/27/2014	4,100	4,095	MUNICIPAL BONDS - 3.23%	(000's)	Value (000's)
4.20%, 3/8/2018	500	522	California - 1.74%
4.20%, 6/2/2020	2,000	2,034	California Infrastructure & Economic Development
4.30%, 3/8/2017	1,300	1,375	Bank
4.40%, 6/2/2019	3,000	3,122	6.49%, 5/15/2049	$ 1,000	$ 984
4.60%, 6/2/2039	1,500	1,507	California State University
5.50%, 6/2/2018	800	897	6.43%, 11/1/2030	1,500	1,502
5.85%, 3/8/2033	3,800	4,470	City of Los Angeles CA
6.50%, 3/8/2029	4,700	5,862	5.71%, 6/1/2039	1,000	918
Province of Quebec Canada			Los Angeles County Metropolitan Transportation
4.50%, 12/1/2016	100	107	Authority
4.50%, 12/1/2020	200	207	5.74%, 6/1/2039	12,000	11,258
	$ 24,198		Los Angeles Unified School District/CA
Savings & Loans - 0.44%			6.76%, 7/1/2034	22,000	22,498
Nationwide Building Society			State of California
6.25%, 2/25/2020(b)	12,700	12,804
			7.60%, 11/1/2040	2,100	2,184
			7.63%, 3/1/2040	4,700	4,900
Sovereign - 3.39%			7.95%, 3/1/2036	600	616
Brazilian Government International Bond			University of California
4.88%, 1/22/2021	9,900	10,108	6.27%, 5/15/2031	5,400	5,363
Canada Housing Trust No 1					$ 50,223
2.75%, 12/15/2015(c)	3,200	3,197
			Florida - 0.18%
Canadian Government Bond			County of Seminole FL
1.50%, 12/1/2012	2,800	2,792	6.44%, 10/1/2040	5,000	5,094
1.75%, 3/1/2013	8,400	8,400
2.00%, 12/1/2014	9,300	9,206	Georgia - 0.12%
2.50%, 9/1/2013	6,900	7,004	Municipal Electric Authority of Georgia
3.00%, 12/1/2015	900	919	6.66%, 4/1/2057	3,500	3,363
4.50%, 6/1/2015	1,400	1,520
Korea Housing Finance Corp			Illinois - 0.79%
4.13%, 12/15/2015(b)	900	912
			Chicago Transit Authority
Mexican Bonos			6.20%, 12/1/2040	11,000	9,925
6.00%, 6/18/2015(a)	215	1,751
			City of Chicago IL
Mexico Government International Bond			6.64%, 11/1/2029	5,000	5,141
5.95%, 3/19/2019	200	224	State of Illinois
6.05%, 1/11/2040	1,500	1,534	4.07%, 1/1/2014	2,400	2,404
Societe Financement de l'Economie Francaise			6.90%, 3/1/2035	6,000	5,412
0.50%, 7/16/2012(a),(b)	1,000	1,001
3.38%, 5/5/2014(b)	11,300	11,935			$ 22,882
Swedish Housing Finance Corp			Louisiana - 0.13%
3.13%, 3/23/2012 (b)	36,400	37,374	State of Louisiana
	$ 97,877		3.00%, 5/1/2043	3,900	3,882
Student Loan Asset Backed Securities - 0.04%
SLM Student Loan Trust
0.80%, 10/25/2017(a)	100	100

See accompanying notes

23

Schedule of Investments Core Plus Bond Fund I January 31, 2011 (unaudited)

	Principal				Principal
	Amount			U.S. GOVERNMENT & GOVERNMENT	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)		AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Nebraska - 0.01%				Federal National Mortgage Association (FNMA) (continued)
Public Power Generation Agency				4.00%, 9/1/2040(g)	$ 300	$ 298
7.24%, 1/1/2041	$ 200	$ 207		4.00%, 9/1/2040(g)	438	434
				4.00%, 9/1/2040(g)	537	532
Nevada - 0.06%				4.00%, 9/1/2040(g)	1,281	1,271
County of Clark NV				4.00%, 10/1/2040(g)	28	28
6.82%, 7/1/2045	1,700	1,665		4.00%, 10/1/2040(g)	200	198
				4.00%, 10/1/2040(g)	394	391
New Jersey - 0.06%				4.00%, 10/1/2040(g)	495	491
New Jersey State Turnpike Authority				4.00%, 10/1/2040(g)	99	99
7.10%, 1/1/2041	1,600	1,691		4.00%, 10/1/2040(g)	55	54
				4.00%, 10/1/2040(g)	2,914	2,891
New York - 0.03%				4.00%, 10/1/2040(g)	2,066	2,050
New York City Municipal Water Finance				4.00%, 10/1/2040(g)	464	460
Authority				4.00%, 10/1/2040(g)	1,000	992
6.01%, 6/15/2042	1,000	1,014		4.00%, 10/1/2040(g)	146	145
				4.00%, 10/1/2040(g)	378	375
Ohio - 0.08%				4.00%, 10/1/2040(g)	468	464
American Municipal Power-Ohio Inc				4.00%, 10/1/2040(g)	37	36
8.08%, 2/15/2050	2,100	2,323		4.00%, 11/1/2040(g)	690	685
				4.00%, 11/1/2040(g)	1,571	1,559
Pennsylvania - 0.03%				4.00%, 11/1/2040(g)	503	499
University of Pittsburgh/PA GO OF UNIV				4.00%, 11/1/2040(g)	35	34
5.00%, 9/15/2028	800	815		4.00%, 11/1/2040(g)	421	418
				4.00%, 11/1/2040(g)	41	41
TOTAL MUNICIPAL BONDS		$ 93,159		4.00%, 11/1/2040(g)	292	290
	Principal			4.00%, 11/1/2040(g)	394	391
SENIOR FLOATING RATE INTERESTS -	Amount			4.00%, 11/1/2040(g)	745	739
0.16%	(000's)	Value (000's)		4.00%, 11/1/2040(g)	1,057	1,048
Automobile Manufacturers - 0.08%				4.00%, 11/1/2040(g)	41	41
Ford Motor Co, Term Loan				4.00%, 11/1/2040(g)	320	318
3.02%, 12/15/2013(a)	$ 2,161	$ 2,164		4.00%, 11/1/2040(g)	996	988
				4.00%, 11/1/2040(g)	900	893
Diversified Financial Services - 0.08%				4.00%, 11/1/2040(g)	471	467
AGFS Funding Co, Term Loan				4.00%, 12/1/2040(g)	403	400
7.25%, 4/21/2015(a)	2,300	2,333		4.00%, 12/1/2040(g)	997	989
				4.00%, 12/1/2040(g)	5,006	4,967
TOTAL SENIOR FLOATING RATE INTERESTS		$ 4,497		4.00%, 12/1/2040(g)	415	412
	Principal			4.00%, 12/1/2040(g)	18,505	18,359
	Amount			4.00%, 12/1/2040(g)	456	452
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 44.95%	(000's)	Value (000's)		4.00%, 12/1/2040(g)	997	989
Federal Home Loan Mortgage Corporation (FHLMC) - 0.90%				4.00%, 12/1/2040(g)	2,001	1,986
0.19%, 5/4/2011 (g),(h) $ 15,100 $		15,094		4.00%, 12/1/2040(g)	363	360
2.62%, 6/1/2035(a),(g)	471	495		4.00%, 12/1/2040(g)	66	66
4.50%, 2/1/2040(g)	336	344		4.00%, 12/1/2040(g)	354	351
4.50%, 5/1/2040(g)	1,817	1,857		4.00%, 12/1/2040(g)	1,324	1,314
4.50%, 9/1/2040(g)	2,817	2,879		4.00%, 12/1/2040(g)	489	485
4.50%, 12/1/2040(g)	100	102		4.00%, 12/1/2040(g)	999	991
4.50%, 12/1/2040(g)	300	307		4.00%, 12/1/2040(g)	332	330
4.50%, 12/1/2040(g)	599	613		4.00%, 12/1/2040(g)	1,555	1,542
4.50%, 12/1/2040(g)	998	1,020		4.00%, 12/1/2040(g)	44	44
4.50%, 2/1/2041(g),(i)	1,000	1,021		4.00%, 12/1/2040(g)	934	927
5.50%, 7/1/2038(g)	2,082	2,221		4.00%, 12/1/2040(g)	300	298
				4.00%, 12/1/2040(g)	996	988
		$ 25,953		4.00%, 12/1/2040(g)	3,077	3,053
Federal National Mortgage Association (FNMA) - 31.01%				4.00%, 12/1/2040(g)	543	538
2.74%, 8/1/2035(a),(g)	471	496
				4.00%, 12/1/2040(g)	498	495
2.88%, 9/1/2035(a),(g)	477	499
				4.00%, 12/1/2040(g)	548	544
4.00%, 3/1/2040(g)	2,649	2,628
				4.00%, 1/1/2041(g)	923	916
4.00%, 8/1/2040(g)	676	670
				4.00%, 1/1/2041(g)	263	261
4.00%, 8/1/2040(g)	391	388
				4.00%, 1/1/2041(g)	7,667	7,606
4.00%, 8/1/2040(g)	4,000	3,968
				4.00%, 1/1/2041(g)	518	514
4.00%, 8/1/2040(g)	440	437
				4.00%, 1/1/2041(g)	581	576
4.00%, 8/1/2040(g)	1,776	1,762
				4.00%, 1/1/2041(g)	5,000	4,960
4.00%, 8/1/2040(g)	2,000	1,984
				4.00%, 1/1/2041(g)	1,000	992
4.00%, 8/1/2040(g)	1,380	1,369
				4.00%, 1/1/2041(g)	1,000	992
4.00%, 9/1/2040(g)	659	654
				4.00%, 1/1/2041(g)	2,000	1,984
4.00%, 9/1/2040(g)	562	558
				4.00%, 1/1/2041(g)	680	674
4.00%, 9/1/2040(g)	500	496
				4.00%, 1/1/2041(g)	921	914
4.00%, 9/1/2040(g)	299	297
				4.00%, 1/1/2041(g)	1,000	992
4.00%, 9/1/2040(g)	433	430
See accompanying notes			24

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 1/1/2041(g)	$ 360	$ 357	4.50%, 11/1/2039(g)	$ 981	$ 1,004
4.00%, 1/1/2041(g)	4,000	3,968	4.50%, 11/1/2039(g)	783	801
4.00%, 1/1/2041(g)	399	396	4.50%, 1/1/2040(g)	458	468
4.00%, 1/1/2041(g)	61	60	4.50%, 1/1/2040(g)	22	23
4.00%, 1/1/2041(g)	2,863	2,841	4.50%, 1/1/2040(g)	1,013	1,037
4.00%, 1/1/2041(g)	31,746	31,495	4.50%, 2/1/2040(g)	190	194
4.00%, 1/1/2041(g)	280	278	4.50%, 2/1/2040(g)	320	327
4.00%, 1/1/2041(g)	525	521	4.50%, 3/1/2040(g)	1,841	1,884
4.00%, 1/1/2041(g)	1,307	1,296	4.50%, 3/1/2040(g)	925	946
4.00%, 1/1/2041(g)	7,023	6,967	4.50%, 3/1/2040(g)	366	375
4.00%, 1/1/2041(g)	1,020	1,012	4.50%, 3/1/2040(g)	725	741
4.00%, 1/1/2041(g)	1,000	992	4.50%, 4/1/2040(g)	1,180	1,207
4.00%, 1/1/2041(g)	698	692	4.50%, 4/1/2040(g)	458	469
4.00%, 1/1/2041(g),(i)	2,000	1,984	4.50%, 4/1/2040(g)	2,456	2,513
4.00%, 2/1/2041(g)	1,000	992	4.50%, 5/1/2040(g)	100	102
4.00%, 2/1/2041(g)	2,079	2,063	4.50%, 6/1/2040(g)	300	307
4.50%, 2/1/2038(g)	48	49	4.50%, 6/1/2040(g)	2,936	3,004
4.50%, 3/1/2038(g)	93	96	4.50%, 6/1/2040(g)	9,342	9,558
4.50%, 4/1/2038(g)	736	753	4.50%, 6/1/2040(g)	155	159
4.50%, 6/1/2038(g)	5,081	5,198	4.50%, 6/1/2040(g)	7,633	7,810
4.50%, 6/1/2038(g)	332	340	4.50%, 7/1/2040(g)	199	204
4.50%, 6/1/2038(g)	800	820	4.50%, 7/1/2040(g)	1,415	1,448
4.50%, 8/1/2038(g)	208	213	4.50%, 7/1/2040(g)	1,961	2,006
4.50%, 8/1/2038(g)	603	617	4.50%, 7/1/2040(g)	1,291	1,320
4.50%, 1/1/2039(g)	2,535	2,593	4.50%, 7/1/2040(g)	1,196	1,224
4.50%, 1/1/2039(g)	427	437	4.50%, 7/1/2040(g)	96	98
4.50%, 1/1/2039(g)	1,358	1,390	4.50%, 7/1/2040(g)	186	190
4.50%, 1/1/2039(g)	21	22	4.50%, 7/1/2040(g)	1,506	1,541
4.50%, 1/1/2039(g)	213	218	4.50%, 7/1/2040(g)	1,668	1,707
4.50%, 1/1/2039(g)	394	403	4.50%, 7/1/2040(g)	860	880
4.50%, 2/1/2039(g)	555	567	4.50%, 7/1/2040(g)	2,830	2,895
4.50%, 2/1/2039(g)	919	940	4.50%, 8/1/2040(g)	625	640
4.50%, 2/1/2039(g)	4,424	4,526	4.50%, 8/1/2040(g)	911	932
4.50%, 2/1/2039(g)	368	376	4.50%, 8/1/2040(g)	3,759	3,846
4.50%, 2/1/2039(g)	683	698	4.50%, 8/1/2040(g)	425	435
4.50%, 2/1/2039(g)	396	405	4.50%, 8/1/2040(g)	144	148
4.50%, 2/1/2039(g)	1,821	1,863	4.50%, 8/1/2040(g)	769	787
4.50%, 2/1/2039(g)	953	975	4.50%, 8/1/2040(g)	216	221
4.50%, 2/1/2039(g)	86	88	4.50%, 8/1/2040(g)	545	558
4.50%, 2/1/2039(g)	1,853	1,896	4.50%, 8/1/2040(g)	157	161
4.50%, 2/1/2039(g)	2,861	2,927	4.50%, 8/1/2040(g)	1,942	1,987
4.50%, 3/1/2039(g)	2,743	2,806	4.50%, 8/1/2040(g)	193	198
4.50%, 3/1/2039(g)	4,579	4,685	4.50%, 8/1/2040(g)	2,090	2,138
4.50%, 3/1/2039(g)	264	270	4.50%, 8/1/2040(g)	716	732
4.50%, 3/1/2039(g)	3,085	3,156	4.50%, 8/1/2040(g)	31,501	32,230
4.50%, 4/1/2039(g)	375	384	4.50%, 8/1/2040(g)	2,941	3,008
4.50%, 4/1/2039(g)	290	297	4.50%, 8/1/2040(g)	1,152	1,178
4.50%, 4/1/2039(g)	27,958	28,604	4.50%, 9/1/2040(g)	113	115
4.50%, 4/1/2039(g)	941	962	4.50%, 9/1/2040(g)	650	665
4.50%, 5/1/2039(g)	193	197	4.50%, 9/1/2040(g)	996	1,019
4.50%, 5/1/2039(g)	97	99	4.50%, 9/1/2040(g)	389	398
4.50%, 5/1/2039(g)	708	725	4.50%, 9/1/2040(g)	411	420
4.50%, 5/1/2039(g)	3,750	3,837	4.50%, 9/1/2040(g)	4,808	4,919
4.50%, 5/1/2039(g)	2,680	2,742	4.50%, 9/1/2040(g)	2,220	2,271
4.50%, 6/1/2039(g)	4,342	4,442	4.50%, 9/1/2040(g)	47	48
4.50%, 6/1/2039(g)	2,969	3,038	4.50%, 9/1/2040(g)	6,041	6,181
4.50%, 6/1/2039(g)	178	182	4.50%, 9/1/2040(g)	1,639	1,677
4.50%, 6/1/2039(g)	1,662	1,700	4.50%, 9/1/2040(g)	1,635	1,673
4.50%, 7/1/2039(g)	5,194	5,315	4.50%, 10/1/2040(g)	296	303
4.50%, 7/1/2039(g)	26	26	4.50%, 10/1/2040(g)	1,007	1,030
4.50%, 8/1/2039(g)	551	563	4.50%, 10/1/2040(g)	269	275
4.50%, 8/1/2039(g)	2,586	2,646	4.50%, 10/1/2040(g)	983	1,006
4.50%, 8/1/2039(g)	108	110	4.50%, 10/1/2040(g)	996	1,020
4.50%, 8/1/2039(g)	5,240	5,361	4.50%, 10/1/2040(g)	439	449
4.50%, 9/1/2039(g)	2,226	2,278	4.50%, 10/1/2040(g)	2,331	2,385
4.50%, 9/1/2039(g)	1,095	1,120	4.50%, 10/1/2040(g)	943	964
4.50%, 9/1/2039(g)	1,010	1,034	4.50%, 10/1/2040(g)	198	202
4.50%, 10/1/2039(g)	116	119	4.50%, 11/1/2040(g)	271	277
4.50%, 10/1/2039(g)	112	114	4.50%, 11/1/2040(g)	954	976

See accompanying notes

25

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 11/1/2040(g)	$ 199	$ 204	6.00%, 9/1/2036(g)	$ 12	$ 14
4.50%, 12/1/2040(g)	41	42	6.00%, 9/1/2036(g)	430	468
4.50%, 2/1/2041(g)	219,000	223,893	6.00%, 9/1/2036(g)	543	592
5.00%, 2/1/2041(g),(i)	41,000	42,999	6.00%, 9/1/2036(g)	457	498
5.50%, 6/1/2036(g)	292	313	6.00%, 9/1/2036(g)	673	733
5.50%, 12/1/2036(g)	1,000	1,071	6.00%, 10/1/2036(g)	13	15
5.50%, 1/1/2037(g)	388	415	6.00%, 10/1/2036(g)	30	32
5.50%, 1/1/2037(g)	855	916	6.00%, 10/1/2036(g)	9	10
5.50%, 1/1/2037(g)	250	268	6.00%, 10/1/2036(g)	8	9
5.50%, 2/1/2037(g)	409	437	6.00%, 10/1/2036(g)	898	978
5.50%, 3/1/2037(g)	255	274	6.00%, 10/1/2036(g)	2,535	2,762
5.50%, 6/1/2037(g)	469	501	6.00%, 10/1/2036(g)	359	392
5.50%, 8/1/2037(g)	436	469	6.00%, 10/1/2036(g)	58	63
5.50%, 10/1/2037(g)	376	402	6.00%, 10/1/2036(g)	179	195
5.50%, 12/1/2037(g)	13	14	6.00%, 11/1/2036(g)	93	102
5.50%, 1/1/2038(g)	848	908	6.00%, 11/1/2036(g)	10	10
5.50%, 2/1/2038(g)	1,000	1,070	6.00%, 11/1/2036(g)	180	196
5.50%, 2/1/2038(g)	1,000	1,070	6.00%, 11/1/2036(g)	11	12
5.50%, 2/1/2038(g)	806	862	6.00%, 11/1/2036(g)	213	232
5.50%, 2/1/2038(g)	1,656	1,772	6.00%, 11/1/2036(g)	9	10
5.50%, 2/1/2038(g)	1,969	2,106	6.00%, 11/1/2036(g)	429	467
5.50%, 3/1/2038(g)	1,000	1,070	6.00%, 12/1/2036(g)	186	203
5.50%, 3/1/2038(g)	86	92	6.00%, 12/1/2036(g)	186	202
5.50%, 4/1/2038(g)	40	43	6.00%, 12/1/2036(g)	18	20
5.50%, 5/1/2038(g)	1,000	1,070	6.00%, 12/1/2036(g)	664	723
5.50%, 6/1/2038(g)	1,083	1,159	6.00%, 12/1/2036(g)	586	638
5.50%, 6/1/2038(g)	1,000	1,070	6.00%, 12/1/2036(g)	465	507
5.50%, 6/1/2038(g)	1,000	1,070	6.00%, 12/1/2036(g)	26	29
5.50%, 7/1/2038(g)	1,000	1,070	6.00%, 12/1/2036(g)	958	1,044
5.50%, 7/1/2038(g)	1,000	1,070	6.00%, 12/1/2036(g)	543	592
5.50%, 7/1/2038(g)	1,000	1,070	6.00%, 1/1/2037(g)	9	10
5.50%, 7/1/2038(g)	1,000	1,070	6.00%, 1/1/2037(g)	570	621
5.50%, 7/1/2038(g)	167	179	6.00%, 1/1/2037(g)	555	605
5.50%, 7/1/2038(g)	1,000	1,070	6.00%, 1/1/2037(g)	8	9
5.50%, 7/1/2038(g)	1,000	1,070	6.00%, 1/1/2037(g)	111	120
5.50%, 7/1/2038(g)	1,000	1,070	6.00%, 1/1/2037(g)	254	276
5.50%, 11/1/2038(g)	1,000	1,070	6.00%, 1/1/2037(g)	752	818
5.50%, 11/1/2038(g)	1,098	1,174	6.00%, 2/1/2037(g)	299	326
5.50%, 11/1/2038(g)	1,000	1,070	6.00%, 4/1/2037(g)	287	312
5.50%, 11/1/2039(g)	1,000	1,070	6.00%, 4/1/2037(g)	512	556
5.50%, 4/1/2040(g)	415	444	6.00%, 4/1/2037(g)	445	484
5.50%, 2/1/2041(g),(i)	27,300	29,177	6.00%, 4/1/2037(g)	108	117
6.00%, 12/1/2031(g)	28	31	6.00%, 4/1/2037(g)	65	71
6.00%, 4/1/2033(g)	31	34	6.00%, 4/1/2037(g)	707	769
6.00%, 7/1/2033(g)	12	14	6.00%, 5/1/2037(g)	515	560
6.00%, 6/1/2034(g)	22	24	6.00%, 5/1/2037(g)	20	21
6.00%, 7/1/2034(g)	16	18	6.00%, 5/1/2037(g)	241	262
6.00%, 8/1/2034(g)	53	58	6.00%, 6/1/2037(g)	322	350
6.00%, 11/1/2034(g)	53	58	6.00%, 6/1/2037(g)	275	299
6.00%, 4/1/2035(g)	11	12	6.00%, 6/1/2037(g)	394	429
6.00%, 5/1/2035(g)	48	52	6.00%, 6/1/2037(g)	448	488
6.00%, 6/1/2035(g)	92	101	6.00%, 6/1/2037(g)	11	12
6.00%, 6/1/2035(g)	1,119	1,223	6.00%, 6/1/2037(g)	34	37
6.00%, 7/1/2035(g)	720	787	6.00%, 7/1/2037(g)	282	306
6.00%, 9/1/2035(g)	157	172	6.00%, 7/1/2037(g)	771	839
6.00%, 9/1/2035(g)	30	33	6.00%, 7/1/2037(g)	91	100
6.00%, 10/1/2035(g)	720	787	6.00%, 7/1/2037(g)	451	491
6.00%, 10/1/2035(g)	17	19	6.00%, 7/1/2037(g)	37	40
6.00%, 2/1/2036(g)	449	489	6.00%, 7/1/2037(g)	89	97
6.00%, 2/1/2036(g)	87	96	6.00%, 7/1/2037(g)	3	4
6.00%, 4/1/2036(g)	466	507	6.00%, 7/1/2037(g)	328	357
6.00%, 5/1/2036(g)	236	257	6.00%, 7/1/2037(g)	11	12
6.00%, 6/1/2036(g)	10	11	6.00%, 7/1/2037(g)	166	180
6.00%, 7/1/2036(g)	38	42	6.00%, 7/1/2037(g)	232	253
6.00%, 8/1/2036(g)	73	80	6.00%, 7/1/2037(g)	58	64
6.00%, 8/1/2036(g)	8	9	6.00%, 7/1/2037(g)	9	10
6.00%, 8/1/2036(g)	12	13	6.00%, 7/1/2037(g)	1,123	1,222
6.00%, 8/1/2036(g)	11	12	6.00%, 7/1/2037(g)	108	117
6.00%, 8/1/2036(g)	128	140	6.00%, 7/1/2037(g)	1,557	1,693

See accompanying notes

26

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 7/1/2037(g)	$ 569	$ 619	6.00%, 11/1/2037(g)	$ 686	$ 748
6.00%, 7/1/2037(g)	14	15	6.00%, 11/1/2037(g)	10	11
6.00%, 8/1/2037(g)	539	587	6.00%, 11/1/2037(g)	149	162
6.00%, 8/1/2037(g)	219	238	6.00%, 11/1/2037(g)	421	457
6.00%, 8/1/2037(g)	517	562	6.00%, 11/1/2037(g)	12	13
6.00%, 8/1/2037(g)	1,505	1,637	6.00%, 11/1/2037(g)	6,511	7,081
6.00%, 8/1/2037(g)	13	14	6.00%, 11/1/2037(g)	370	402
6.00%, 8/1/2037(g)	213	231	6.00%, 11/1/2037(g)	461	502
6.00%, 8/1/2037(g)	283	308	6.00%, 11/1/2037(g)	268	291
6.00%, 8/1/2037(g)	239	260	6.00%, 11/1/2037(g)	507	551
6.00%, 8/1/2037(g)	246	268	6.00%, 11/1/2037(g)	346	377
6.00%, 8/1/2037(g)	11	12	6.00%, 11/1/2037(g)	111	120
6.00%, 8/1/2037(g)	11,151	12,127	6.00%, 11/1/2037(g)	565	614
6.00%, 8/1/2037(g)	445	484	6.00%, 11/1/2037(g)	237	258
6.00%, 8/1/2037(g)	339	368	6.00%, 11/1/2037(g)	9	10
6.00%, 8/1/2037(g)	185	201	6.00%, 11/1/2037(g)	14	15
6.00%, 8/1/2037(g)	202	220	6.00%, 11/1/2037(g)	427	465
6.00%, 9/1/2037(g)	13,687	14,886	6.00%, 11/1/2037(g)	97	106
6.00%, 9/1/2037(g)	8	9	6.00%, 11/1/2037(g)	2,059	2,240
6.00%, 9/1/2037(g)	128	140	6.00%, 11/1/2037(g)	1,768	1,923
6.00%, 9/1/2037(g)	1,256	1,366	6.00%, 11/1/2037(g)	216	235
6.00%, 9/1/2037(g)	516	564	6.00%, 11/1/2037(g)	860	935
6.00%, 9/1/2037(g)	7,152	7,779	6.00%, 12/1/2037(g)	49	53
6.00%, 9/1/2037(g)	355	386	6.00%, 12/1/2037(g)	298	324
6.00%, 9/1/2037(g)	10	11	6.00%, 12/1/2037(g)	436	474
6.00%, 9/1/2037(g)	5,624	6,116	6.00%, 12/1/2037(g)	6,125	6,662
6.00%, 9/1/2037(g)	12	13	6.00%, 12/1/2037(g)	168	183
6.00%, 9/1/2037(g)	286	311	6.00%, 12/1/2037(g)	341	371
6.00%, 9/1/2037(g)	612	665	6.00%, 12/1/2037(g)	141	153
6.00%, 9/1/2037(g)	9	10	6.00%, 12/1/2037(g)	504	548
6.00%, 9/1/2037(g)	1,579	1,717	6.00%, 12/1/2037(g)	246	267
6.00%, 9/1/2037(g)	227	247	6.00%, 12/1/2037(g)	493	536
6.00%, 9/1/2037(g)	143	156	6.00%, 12/1/2037(g)	780	848
6.00%, 9/1/2037(g)	890	968	6.00%, 12/1/2037(g)	2,259	2,457
6.00%, 9/1/2037(g)	274	297	6.00%, 12/1/2037(g)	726	789
6.00%, 9/1/2037(g)	276	300	6.00%, 12/1/2037(g)	342	372
6.00%, 9/1/2037(g)	28	31	6.00%, 12/1/2037(g)	925	1,006
6.00%, 9/1/2037(g)	628	683	6.00%, 12/1/2037(g)	106	115
6.00%, 9/1/2037(g)	47	51	6.00%, 1/1/2038(g)	1,378	1,502
6.00%, 9/1/2037(g)	540	587	6.00%, 1/1/2038(g)	188	204
6.00%, 9/1/2037(g)	9	10	6.00%, 1/1/2038(g)	423	460
6.00%, 9/1/2037(g)	1,667	1,813	6.00%, 1/1/2038(g)	149	162
6.00%, 10/1/2037(g)	11	12	6.00%, 1/1/2038(g)	583	634
6.00%, 10/1/2037(g)	217	235	6.00%, 1/1/2038(g)	795	865
6.00%, 10/1/2037(g)	37	40	6.00%, 1/1/2038(g)	12	13
6.00%, 10/1/2037(g)	13	14	6.00%, 1/1/2038(g)	187	203
6.00%, 10/1/2037(g)	487	529	6.00%, 1/1/2038(g)	10	11
6.00%, 10/1/2037(g)	332	361	6.00%, 1/1/2038(g)	507	552
6.00%, 10/1/2037(g)	3,021	3,294	6.00%, 1/1/2038(g)	854	929
6.00%, 10/1/2037(g)	586	637	6.00%, 2/1/2038(g)	28	30
6.00%, 10/1/2037(g)	230	250	6.00%, 2/1/2038(g)	563	612
6.00%, 10/1/2037(g)	326	355	6.00%, 2/1/2038(g)	417	454
6.00%, 10/1/2037(g)	8	8	6.00%, 3/1/2038(g)	89	97
6.00%, 10/1/2037(g)	1,186	1,290	6.00%, 3/1/2038(g)	1,203	1,308
6.00%, 10/1/2037(g)	492	535	6.00%, 9/1/2038(g)	4,120	4,480
6.00%, 10/1/2037(g)	355	386			$ 894,601
6.00%, 10/1/2037(g)	300	326	U.S. Treasury - 4.57%
6.00%, 10/1/2037(e),(g)	25,396	27,620	0.50%, 10/15/2013	33,500	33,183
6.00%, 10/1/2037(g)	273	297	0.50%, 11/15/2013	23,800	23,545
6.00%, 10/1/2037(g)	1,456	1,584	0.63%, 12/31/2012	24,300	24,339
6.00%, 10/1/2037(g)	453	492	0.75%, 9/15/2013	33,600	33,548
6.00%, 10/1/2037(g)	520	565	1.00%, 7/15/2013	12,000	12,074
6.00%, 10/1/2037(g)	1,483	1,613	1.13%, 6/15/2013	5,200	5,249
6.00%, 10/1/2037(g)	8,798	9,569			$ 131,938
6.00%, 11/1/2037(g)	38	41	U.S. Treasury Bill - 5.34%
6.00%, 11/1/2037(g)	548	596	0.16%, 7/14/2011(e),(h)	84,300	84,237
6.00%, 11/1/2037(g)	165	180	0.16%, 7/28/2011(h)	31,400	31,375
6.00%, 11/1/2037(g)	217	236	0.19%, 6/16/2011(e),(h),(j)	37,989	37,966
6.00%, 11/1/2037(g)	87	94

See accompanying notes

27

Schedule of Investments Core Plus Bond Fund I January 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax
	Principal		cost of investments held as of the period end were as follows:
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		Unrealized Appreciation	$ 88,539
U.S. Treasury Bill (continued)			Unrealized Depreciation	(18,793)
0.19%, 7/7/2011(h),(j)	$ 430	$ 430
			Net Unrealized Appreciation (Depreciation)	$ 69,746
		$ 154,008	Cost for federal income tax purposes	$ 3,086,434
U.S. Treasury Inflation-Indexed Obligations - 3.13%			All dollar amounts are shown in thousands (000's)
1.25%, 7/15/2020	1,405	1,441
1.75%, 1/15/2028	9,922	9,865	Portfolio Summary (unaudited)
2.00%, 1/15/2026	8,378	8,730	Sector	Percent
2.38%, 1/15/2025	9,867	10,837	Government	36 .02%
2.38%, 1/15/2027(j)	23,870	25,979
			Mortgage Securities	34 .89%
2.50%, 1/15/2029	26,191	28,962	Financial	27 .86%
3.63%, 4/15/2028	1,218	1,536	Energy	1 .95%
3.88%, 4/15/2029	2,130	2,787	Revenue	1 .88%
		$ 90,137	Consumer, Non-cyclical	1 .60%
TOTAL U.S. GOVERNMENT &			Basic Materials	1 .55%
GOVERNMENT AGENCY OBLIGATIONS		$ 1,296,637	General Obligation	1 .32%
	Maturity		Communications	0 .89%
	Amount		Utilities	0 .81%
REPURCHASE AGREEMENTS - 13.76%	(000's)	Value (000's)	Asset Backed Securities	0 .40%
U.S. Treasury - 13.76%			Consumer, Cyclical	0 .11%
United States Treasury Repurchase Agreement;	$ 107,201	$ 107,200	Industrial	0 .07%
0.23% dated 01/31/11 maturing 02/01/11			Diversified	0 .04%
(collateralized by US Treasury Note;			Insured	0 .03%
$109,207,234; 2.63%; dated 01/31/18)			Liabilities in Excess of Other Assets, Net	(9 .42)%
United States Treasury Repurchase Agreement;	289,602	289,600	TOTAL NET ASSETS	100.00%
0.23% dated 01/31/11 maturing 02/01/11
(collateralized by US Treasury Note;
$295,373,097; 1.00%; dated 12/31/11)
$ 396,800
TOTAL REPURCHASE AGREEMENTS		$ 396,800
Principal
Amount
COMMERCIAL PAPER - 0.07%	(000's)	Value (000's)
Electric - 0.07%
Commonwealth Edison Co
0.72%, 2/15/2011	2,100	2,099

TOTAL COMMERCIAL PAPER		$ 2,099
Total Investments		$ 3,156,180
Liabilities in Excess of Other Assets, Net - (9.42)%		$ (271,607)
TOTAL NET ASSETS - 100.00%		$ 2,884,573

(a)	Variable Rate. Rate shown is in effect at January 31, 2011.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $437,591 or 15.17% of net assets.
(c)	Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,146 or 0.53% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $7,864 or 0.27% of net assets.
(f)	Security purchased on a when-issued basis.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(h)	Rate shown is the discount rate of the original purchase.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,109 or 0.14% of net assets.

See accompanying notes

28

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

Credit Default Swaps

						Unrealized/
		Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bank of America NA	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	3/20/2015	$ 2,200	$ 56
	10/15/2013
Bank of America NA	CDX.HY15.5Y	Sell	5.00%	12/20/2015	1,100	—
Bank of America NA	CDX.IG15.5Y	Sell	1.00%	12/20/2015	63,900	515
Bank of America NA	FRANCE (Govt of) OAT BD; 4.25%;	Sell	0.25%	3/20/2016	1,400	22
	04/25/2019
Bank of America NA	General Electric Capital Corp; 5.63%;	Sell	1.00%	12/20/2015	2,000	19
	09/15/2017
Bank of America NA	General Electric Capital Corp; 5.63%;	Sell	1.00%	12/20/2015	2,100	21
	09/15/2017
Bank of America NA	Japanese Government Bond (20Y); 2.00%;	Sell	1.00%	3/20/2016	300	3
	03/21/2022
Bank of America NA	Japanese Government Bond (20Y); 2.00%;	Sell	1.00%	3/20/2016	200	2
	03/21/2022
Bank of America NA	MetLife Inc; 5.00%; 06/15/2015	Sell	1.00%	12/20/2015	3,900	154
Bank of America NA	MetLife Inc; 5.00%; 06/15/2015	Sell	1.00%	9/20/2015	9,500	466
Bank of America NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	9/20/2015	300	2
Barclays Bank PLC	CDX.HY15.5Y	Sell	5.00%	12/20/2015	3,500	54
Barclays Bank PLC	Citigroup Inc; 6.50%; 01/18/2011	Sell	1.00%	3/20/2011	400	1
Barclays Bank PLC	FRANCE (Govt of) OAT BD; 4.25%;	Sell	0.25%	3/20/2016	1,000	12
	04/25/2019
Barclays Bank PLC	Merrill Lynch & Co; 5.00%; 01/15/2015	Sell	1.00%	12/20/2011	6,200	32
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	6/20/2015	500	4
	03/06/2030
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	12/20/2015	11,600	(21)
	03/06/2030
Barclays Bank PLC	Republic of Italy Global Bond; 6.88%;	Sell	1.00%	3/20/2016	1,200	5
	09/27/2023
Barclays Bank PLC	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	3/20/2015	1,500	22
Citibank NA	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	3/20/2016	300	5
	10/15/2013
Citibank NA	CDX.HY15.5Y	Sell	5.00%	12/20/2015	6,600	361
Citibank NA	CDX.IG15.5Y	Sell	1.00%	12/20/2015	10,800	96
Citibank NA	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	6/20/2015	1,000	20
	03/06/2030
Citibank NA	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	9/20/2015	1,000	9
	03/06/2030
Citibank NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	3/20/2015	1,500	22
Citibank NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	9/20/2015	700	5
Deutsche Bank AG	CDX.HY15.5Y	Sell	5.00%	12/20/2015	25,400	672
Deutsche Bank AG	CDX.IG15.5Y	Sell	1.00%	12/20/2015	45,800	248
Deutsche Bank AG	FRANCE (Govt of) OAT BD; 4.25%;	Sell	0.25%	3/20/2016	500	8
	04/25/2019
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.75%	12/20/2013	100	11
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.23%	12/20/2013	800	78
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.90%	12/20/2013	300	35
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.30%	12/20/2013	300	30
	09/15/2017
Deutsche Bank AG	Japanese Government Bond (20Y); 2.00%;	Sell	1.00%	3/20/2015	1,000	12
	03/21/2022
Deutsche Bank AG	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	6/20/2015	600	2
	03/06/2030
Deutsche Bank AG	Republic of Indonesia; 6.75%; 03/10/2014	Sell	1.00%	9/20/2015	500	(1)
Deutsche Bank AG	UK Gilt; 4.25%; 6/07/2032	Sell	1.00%	12/20/2014	200	4
Deutsche Bank AG	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	3/20/2015	800	12
Goldman Sachs International	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	3/20/2015	1,100	28
	10/15/2013
Goldman Sachs International	CDX.IG15.5Y	Sell	1.00%	12/20/2015	10,200	89
Goldman Sachs International	Citigroup Inc; 6.50%; 01/18/2011	Sell	1.00%	3/20/2011	500	1
Goldman Sachs International	FRANCE (Govt of) OAT BD; 4.25%;	Sell	0.25%	12/20/2015	400	(2)
	04/25/2019
Goldman Sachs International	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	6/20/2015	500	4
	03/06/2030
Goldman Sachs International	Republic of Italy Global Bond; 6.88%;	Sell	1.00%	3/20/2016	400	1
	09/27/2023
Goldman Sachs International	UK GILT; 4.25%; 06/07/2032	Sell	1.00%	12/20/2015	2,100	12

See accompanying notes

29

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

Credit Default Swaps (continued)

							Unrealized/
			Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
Goldman Sachs International	UK GILT; 4.25%; 06/07/2032		Sell	1.00%	12/20/2015	$ 1,000	$ 6
Goldman Sachs International	UK GILT; 4.25%; 06/07/2032		Sell	1.00%	6/20/2015	12,300	226
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	6/20/2015	2,100	10
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	9/20/2015	1,500	5
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	3/20/2016	21,200	(70)
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	6/20/2015	1,900	36
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	6/20/2015	4,400	22
	03/06/2030
Morgan Stanley Capital Services Inc	CDX.HY15.5Y		Sell	5.00%	12/20/2015	6,200	218
Morgan Stanley Capital Services Inc	CDX.IG15.5Y		Sell	1.00%	12/20/2015	8,900	79
Morgan Stanley Capital Services Inc	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	6/20/2011	500	2
Morgan Stanley Capital Services Inc	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	6/20/2011	400	1
Morgan Stanley Capital Services Inc	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	6/20/2015	600	2
	03/06/2030
Royal Bank of Scotland PLC	CDX.HY15.5Y		Sell	5.00%	12/20/2015	6,300	161
Royal Bank of Scotland PLC	FRANCE (Govt of) OAT BD; 4.25%;		Sell	0.25%	12/20/2015	700	(3)
	04/25/2019
Royal Bank of Scotland PLC	United Mexican States; 7.50%; 04/08/2033		Sell	1.00%	9/20/2015	2,100	7
UBS AG Stamford	Berkshire Hathaway Finance Corp; 4.63%;		Sell	1.00%	3/20/2015	1,100	29
	10/15/2013
UBS AG Stamford	CDX.HY15.5Y		Sell	5.00%	12/20/2015	3,500	157
UBS AG Stamford	CDX.IG15.5Y		Sell	1.00%	12/20/2015	7,900	13
UBS AG Stamford	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	3/20/2011	1,200	2
UBS AG Stamford	FRANCE (Govt of) OAT BD; 4.25%;		Sell	0.25%	3/20/2016	1,800	28
	04/25/2019
UBS AG Stamford	Republic of Brazil Global Bond; 12.25%;		Sell	1.00%	9/20/2015	500	1
	03/06/2030
UBS AG Stamford	U S Treasury Note; 4.88%; 08/15/2016		Sell	0.25%	9/20/2015	10,100	62

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value Appreciation/(Depreciation)
Australian Dollar	Westpac Banking Corporation	4/29/2011	8,787,000$		8,589	$ 8,662 $	73
Brazilian Real	Banc of America Securities	9/2/2011		372,200	200	214	14
Brazilian Real	Barclays Capital	4/4/2011	87,066,902		51,318	51,534	216
Brazilian Real	Citigroup Global Markets	3/2/2011	87,066,902		51,054	51,922	868
Brazilian Real	Morgan Stanley & Company	9/2/2011		185,950	100	107	7
Canadian Dollar	Barclays Capital	2/17/2011		793,000	802	792	(10)
Canadian Dollar	Deutsche Bank Securities	2/17/2011	36,276,000		36,017	36,222	205
Canadian Dollar	Morgan Stanley & Company	2/17/2011		306,000	302	305	3
Canadian Dollar	RBC Dominion Securities	2/17/2011	3,436,000		3,442	3,431	(11)
Canadian Dollar	Royal Bank of Scotland	2/17/2011	2,008,000		1,983	2,005	22
Chinese Yuan	Morgan Stanley & Company	11/15/2011	43,767,750		6,700	6,646	(54)
Indonesia Rupiah	Citigroup Global Markets	7/27/2011	15,973,000,000		1,749	1,716	(33)
Indonesia Rupiah	Citigroup Global Markets	4/15/2011	21,942,211,000		2,422	2,399	(23)
Indonesia Rupiah	Deutsche Bank Securities	10/31/2011	16,162,000,000		1,743	1,734	(9)
Indonesia Rupiah	HSBC Securities Inc	7/27/2011	2,655,600,000		286	285	(1)
Indonesia Rupiah	JP Morgan Securities	7/27/2011	8,334,000,000		908	895	(13)
Indonesia Rupiah	JP Morgan Securities	4/15/2011	3,692,000,000		400	404	4
Indonesia Rupiah	Morgan Stanley & Company	4/15/2011	4,557,000,000		500	498	(2)
Indonesia Rupiah	Royal Bank of Scotland	10/31/2011	34,118,925,000		3,676	3,662	(14)
Korean Won	Banc of America Securities	5/9/2011	455,320,000		400	407	7
Korean Won	Barclays Capital	5/9/2011	514,300,000		459	460	1
Korean Won	Citigroup Global Markets	5/9/2011	3,430,140,000		3,049	3,066	17
Korean Won	Goldman Sachs	5/9/2011	479,598,600		427	429	2
Korean Won	HSBC Securities Inc	5/9/2011	796,000,000		700	711	11
Korean Won	JP Morgan Securities	5/9/2011	4,405,280,000		3,886	3,938	52
Korean Won	Morgan Stanley & Company	5/9/2011	13,855,786,000		12,066	12,385	319
Korean Won	Morgan Stanley & Company	3/9/2011	563,700,000		500	503	3
Korean Won	Royal Bank of Scotland	5/9/2011	676,000,000		598	604	6
Korean Won	UBS Securities	5/9/2011	464,600,000		400	415	15
Malaysian Ringgit	Barclays Capital	8/11/2011	3,900,000		1,262	1,259	(3)

See accompanying notes

30

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Malaysian Ringgit	Barclays Capital	2/7/2011	4,270,000 $	1,376	$ 1,394	$ 18
Malaysian Ringgit	Citigroup Global Markets	2/7/2011	1,500,000	484	490	6
Malaysian Ringgit	Citigroup Global Markets	8/11/2011	7,680,000	2,489	2,480	(9)
Malaysian Ringgit	Deutsche Bank Securities	2/7/2011	2,630,000	847	859	12
Malaysian Ringgit	HSBC Securities Inc	2/7/2011	1,240,000	400	405	5
Malaysian Ringgit	HSBC Securities Inc	8/11/2011	2,176,746	707	703	(4)
Malaysian Ringgit	JP Morgan Securities	8/11/2011	1,300,000	422	420	(2)
Malaysian Ringgit	JP Morgan Securities	2/7/2011	4,016,746	1,297	1,312	15
Malaysian Ringgit	Royal Bank of Scotland	2/7/2011	1,400,000	452	457	5
Mexican Peso	Banc of America Securities	2/22/2011	6,291,100	500	518	18
Mexican Peso	Barclays Capital	2/22/2011	30,964,129	2,463	2,549	86
Mexican Peso	Citigroup Global Markets	2/22/2011	104,661,173	8,217	8,615	398
Mexican Peso	Citigroup Global Markets	7/7/2011	340,255,641	28,024	27,695	(329)
Mexican Peso	Deutsche Bank Securities	2/22/2011	2,041,229	158	168	10
Mexican Peso	Deutsche Bank Securities	7/7/2011	6,363,838	515	518	3
Mexican Peso	HSBC Securities Inc	7/7/2011	39,211,890	3,200	3,192	(8)
Mexican Peso	JP Morgan Securities	2/22/2011	16,110,300	1,285	1,326	41
Mexican Peso	Morgan Stanley & Company	2/15/2011	6,328,250	500	521	21
Mexican Peso	Morgan Stanley & Company	2/22/2011	134,104,490	10,700	11,039	339
Mexican Peso	Morgan Stanley & Company	7/7/2011	6,111,150	500	497	(3)
Mexican Peso	UBS Securities	2/22/2011	39,754,970	3,200	3,272	72
Philippine Peso	Banc of America Securities	6/15/2011	7,000,000	162	157	(5)
Philippine Peso	Banc of America Securities	4/15/2011	17,600,000	400	396	(4)
Philippine Peso	Barclays Capital	4/15/2011	8,496,000	200	191	(9)
Philippine Peso	Barclays Capital	11/15/2011	36,806,377	829	824	(5)
Philippine Peso	Barclays Capital	6/15/2011	160,308,000	3,600	3,595	(5)
Philippine Peso	Citigroup Global Markets	6/15/2011	91,107,400	2,107	2,043	(64)
Philippine Peso	Citigroup Global Markets	2/7/2011	32,351,029	733	730	(3)
Philippine Peso	Citigroup Global Markets	4/15/2011	26,080,000	600	587	(13)
Philippine Peso	Citigroup Global Markets	11/15/2011	101,557,500	2,314	2,272	(42)
Philippine Peso	Deutsche Bank Securities	6/15/2011	24,686,000	566	553	(13)
Philippine Peso	Deutsche Bank Securities	11/15/2011	15,417,500	350	345	(5)
Philippine Peso	Goldman Sachs	11/15/2011	21,960,000	500	491	(9)
Philippine Peso	HSBC Securities Inc	6/15/2011	12,054,000	275	270	(5)
Philippine Peso	JP Morgan Securities	4/15/2011	21,768,000	500	490	(10)
Philippine Peso	JP Morgan Securities	6/15/2011	74,278,000	1,676	1,666	(10)
Philippine Peso	JP Morgan Securities	11/15/2011	44,008,000	1,000	985	(15)
Philippine Peso	JP Morgan Securities	2/7/2011	16,155,348	367	365	(2)
Philippine Peso	Morgan Stanley & Company	6/15/2011	17,280,000	400	387	(13)
Singapore Dollar	Banc of America Securities	6/9/2011	5,062,810	3,956	3,959	3
Singapore Dollar	Citigroup Global Markets	6/9/2011	385,920	300	302	2
Singapore Dollar	Citigroup Global Markets	3/9/2011	1,426,152	1,100	1,115	15
Singapore Dollar	Citigroup Global Markets	2/24/2011	901,635	700	705	5
Singapore Dollar	Deutsche Bank Securities	6/9/2011	2,120,164	1,627	1,658	31
Singapore Dollar	Goldman Sachs	6/9/2011	2,592,450	2,000	2,027	27
Singapore Dollar	Goldman Sachs	3/9/2011	514,120	400	402	2
Singapore Dollar	HSBC Securities Inc	3/9/2011	2,622,729	2,000	2,051	51
Singapore Dollar	HSBC Securities Inc	2/24/2011	2,860,853	2,200	2,237	37
Singapore Dollar	JP Morgan Securities	3/9/2011	904,690	700	707	7
Singapore Dollar	JP Morgan Securities	6/9/2011	1,947,110	1,500	1,523	23
Singapore Dollar	Morgan Stanley & Company	2/24/2011	652,993	500	510	10
Singapore Dollar	Morgan Stanley & Company	3/9/2011	264,340	200	207	7
Singapore Dollar	Royal Bank of Scotland	6/9/2011	1,708,400	1,298	1,336	38
Singapore Dollar	UBS Securities	2/24/2011	647,330	500	506	6
South African Rand	Barclays Capital	9/13/2011	3,040,600	400	412	12
South African Rand	JP Morgan Securities	4/28/2011	2,787,800	400	383	(17)
South African Rand	JP Morgan Securities	7/28/2011	60,649,881	8,866	8,227	(639)
South African Rand	Morgan Stanley & Company	4/28/2011	2,790,600	400	384	(16)
South African Rand	Morgan Stanley & Company	9/13/2011	1,519,800	200	206	6
South African Rand	UBS Securities	9/13/2011	1,520,000	200	206	6
Turkish Lira	HSBC Securities Inc	7/27/2011	10,937,183	6,876	6,656	(220)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Brazilian Real	Barclays Capital	3/2/2011	87,066,902$	51,702	$ 51,922	$ (220)
British Pound	Royal Bank of Scotland	3/21/2011	10,719,000	16,757	17,161	(404)
Canadian Dollar	Barclays Capital	2/17/2011	2,113,000	2,113	2,110	3
Canadian Dollar	HSBC Securities Inc	2/17/2011	772,000	758	771	(13)
Canadian Dollar	JP Morgan Securities	2/18/2011	4,129,000	4,151	4,123	28
Canadian Dollar	Royal Bank of Scotland	2/17/2011	713,000	716	712	4

See accompanying notes

31

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For				Value	Appreciation/(Depreciation)
Canadian Dollar	UBS Securities		2/17/2011		2,798,000$	2,810	$ 2,794	$ 16
Euro	UBS Securities		4/19/2011		82,573,000	111,315	112,928	(1,613)
Malaysian Ringgit	Barclays Capital		2/7/2011		3,900,000	1,271	1,274	(3)
Malaysian Ringgit	Citigroup Global Markets		2/7/2011		7,680,000	2,508	2,508	—
Malaysian Ringgit	HSBC Securities Inc		2/7/2011		2,176,746	712	711	1
Malaysian Ringgit	JP Morgan Securities		2/7/2011		1,300,000	425	424	1
Mexican Peso	Citigroup Global Markets		2/22/2011		340,255,641	28,331	28,008	323
Philippine Peso	Barclays Capital		2/7/2011		36,806,377	831	831	—
Philippine Peso	Citigroup Global Markets		2/7/2011		11,700,000	264	264	—
Singapore Dollar	Banc of America Securities		2/24/2011		5,062,810	3,955	3,958	(3)
Swiss Franc	RBC Dominion Securities		2/7/2011		9,698,000	9,771	10,274	(503)

All dollar amounts are shown in thousands (000's)

Futures Contracts

								Unrealized
Type		Long/Short Contracts		Notional Value		Current Market Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2011		Long		1,173	$ 291,176	$ 291,314		$ 138
90 day Eurodollar; December 2012		Long		253	62,621		62,178	(443)
90 day Eurodollar; June 2011		Long		1,357	337,359		337,808	449
90 day Eurodollar; June 2012		Long		613	151,863		151,503	(360)
90 day Eurodollar; March 2011		Long		2,107	524,598		524,933	335
90 day Eurodollar; March 2012		Long		1,590	394,100		394,062	(38)
90 day Eurodollar; March 2013		Long		168	41,512		41,177	(335)
90 day Eurodollar; September 2011		Long		909	225,860		226,068	208
90 day Eurodollar; September 2012		Long		1,133	280,962		279,228	(1,734)
US 2 Year Note; March 2011		Long		467	102,103		102,360	257
								$ (1,523)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate		Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	Brazil Cetip Interbank		Pay	11.99%	1/2/2014	BRL $	2,500	$ (23)
	Deposit
Barclays Bank PLC	Brazil Cetip Interbank		Pay	12.29%	1/2/2013	BRL	35,100	199
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	11.91%	1/2/2013	BRL	26,700	(31)
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	10.84%	1/2/2012	BRL	1,200	6
	Deposit Rate
Barclays Bank PLC	MXN-TIIE-Banxico 28 day		Pay	7.34%	1/28/2015	MXN	287,900	775
	Rate
Citibank NA	3 Month LIBOR		Receive	4.25%	6/15/2041	USD	2,100	(27)
Citibank NA	MXN-TIIE-Banxico 28 day		Pay	7.33%	1/28/2015	MXN	68,800	186
	Rate
Credit Suisse International	Brazil Cetip Interbank		Pay	12.48%	1/2/2013	BRL	2,000	3
	Deposit
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	11.93%	1/2/2013	BRL	7,400	8
	Deposit
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	11.89%	1/2/2013	BRL	43,200	(19)
	Deposit Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	12.65%	1/2/2014	BRL	7,300	43
	Deposit Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	10.99%	1/2/2012	BRL	6,500	30
	Deposit Rate
HSBC Bank USA, N.A.	3 Month LIBOR		Receive	4.25%	6/15/2041	USD	400	(2)
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	12.30%	1/2/2013	BRL	2,300	12
	Deposit
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.88%	1/2/2013	BRL	5,500	(10)
	Deposit
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	12.54%	1/2/2014	BRL	30,300	258
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.89%	1/2/2013	BRL	35,500	(22)
	Deposit Rate

See accompanying notes

32

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
HSBC Bank USA, N.A.	Brazil Cetip Interbank	Pay	11.36%	1/2/2012	BRL	$ 74,400 $			640
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank	Pay	11.14%	1/2/2012	BRL		3,500		30
	Deposit Rate
Merrill Lynch Capital Services Brazil Cetip Interbank		Pay	11.90%	1/2/2013	BRL		42,100		(66)
Inc	Deposit
Merrill Lynch Capital Services Brazil Cetip Interbank		Pay	10.99%	1/2/2012	BRL		18,800		87
Inc	Deposit Rate
Morgan Stanley Capital	3 Month LIBOR	Receive	4.25%	6/15/2041	USD		14,300		53
Services Inc
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	11.89%	1/2/2014	BRL		16,800		(192)
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	12.51%	1/2/2014	BRL		19,800		161
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	12.59%	1/2/2013	BRL		23,400		73
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	11.98%	1/2/2013	BRL		4,400		—
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	11.63%	1/2/2012	BRL		25,700		79
Services Inc	Deposit
Royal Bank of Scotland PLC	3 Month LIBOR	Receive	4.25%	6/15/2041	USD		58,300		(705)
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.08%	1/2/2012	BRL		4,300		23
	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	11.95%	1/2/2013	BRL		2,300		(15)
	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.55%	1/2/2013	BRL		2,200		6
	Deposit
UBS AG Stamford	3 Month LIBOR	Receive	4.25%	6/15/2041	USD		25,300		(192)
UBS AG Stamford	Brazil Cetip Interbank	Pay	11.42%	1/2/2012	BRL		5,000		14
	Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank	Pay	12.07%	1/2/2013	BRL		5,800		8
	Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank	Pay	12.25%	1/2/2014	BRL		7,100		1
	Deposit Rate

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

				Pay/Receive Exercise Expiration			Notional
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate			Rate	Date	Amount	Premium Value
Call - 5 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	1.90%	3/28/2011	$ 23,300	$ 37	$ (34)
Call - 5 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	1.25%	2/14/2011	11,200	3	—
Call - 5 Year Interest Rate Swap	UBS AG Stamford		3 Month LIBOR	Receive	1.25%	2/14/2011	28,300	7	—
Put - 1 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	1.00%	11/19/2012	43,100	197	(497)
Put - 1 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	0.65%	11/14/2011	37,500	58	(154)
Put - 1 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	1.75%	11/19/2012	48,300	165	(340)
Put - 10 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	4.00%	6/13/2011	7,800	44	(96)
Put - 10 Year Interest Rate Swap	Barclays Bank PLC		3 Month LIBOR	Receive	4.00%	6/13/2011	4,200	24	(52)
Put - 10 Year Interest Rate Swap	Deutsche Bank AG		3 Month LIBOR	Receive	4.00%	6/13/2011	3,900	21	(48)
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	4.00%	6/13/2011	3,900	22	(48)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital		3 Month LIBOR	Receive	10.00%	7/10/2012	12,900	42	(7)
	Services Inc
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	4.00%	6/13/2011	8,900	51	(110)
Put - 2 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	2.25%	9/24/2012	30,200	207	(364)
Put - 2 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	2.25%	9/24/2012	3,600	20	(43)
Put - 2 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	2.25%	9/24/2012	27,900	139	(336)
Put - 2 Year Interest Rate Swap	Morgan Stanley Capital		3 Month LIBOR	Receive	2.25%	9/24/2012	14,800	76	(178)
	Services Inc
Put - 2 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	2.25%	9/24/2012	131,900	855	(1,590)
Put - 3 Year Interest Rate Swap	Bank of America NA		3 Month LIBOR	Receive	3.00%	6/18/2012	48,400	362	(506)
Put - 3 Year Interest Rate Swap	Barclays Bank PLC		3 Month LIBOR	Receive	3.00%	6/18/2012	45,500	302	(475)
Put - 3 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.00%	6/18/2012	36,000	284	(376)
Put - 3 Year Interest Rate Swap	Deutsche Bank AG		3 Month LIBOR	Receive	2.75%	6/18/2012	25,400	194	(332)
Put - 3 Year Interest Rate Swap	Deutsche Bank AG		3 Month LIBOR	Receive	3.00%	6/18/2012	26,300	209	(275)
Put - 3 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	3.00%	6/18/2012	65,900	413	(689)
Put - 3 Year Interest Rate Swap	Royal Bank of Scotland PLC		3 Month LIBOR	Receive	2.75%	6/18/2012	25,200	182	(329)
Put - 5 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	3.25%	7/16/2012	23,600	426	(691)
Put - 5 Year Interest Rate Swap	Citibank NA		3 Month LIBOR	Receive	2.70%	3/28/2011	23,300	71	(52)
Put - 5 Year Interest Rate Swap	Goldman Sachs Bank USA		3 Month LIBOR	Receive	1.80%	2/14/2011	11,200	7	(226)

See accompanying notes

33

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

Interest Rate Swaptions (continued)

Pay/Receive Exercise Expiration	Notional
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate Rate	Date	Amount	Premium Value
Put - 5 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	3.25%	7/16/2012 $	7,800	$ 143	$ (228)
Put - 5 Year Interest Rate Swap	UBS AG Stamford	3 Month LIBOR	Receive	1.80%	2/14/2011	28,300	18	(571)

All dollar amounts are shown in thousands (000's)

Options

Written Options Outstanding	Exercise Price Expiration Date	Contracts	Premium	Value
Call - Eurodollar; September 2011	99 .38	9/19/2011	571 $	201	$ (332)
Put - Eurodollar; March 2012	99 .00	3/19/2012	410	312	(261)
Put - Eurodollar; September 2011	99 .38	9/19/2011	571	293	(182)

All dollar amounts are shown in thousands (000's)

Credit Default Swaptions
Buy/Sell	Exercise Expiration	Notional
Written Swaptions Outstanding Counterparty (Issuer)	Reference Entity	Protection	Rate	Date	Amount	Premium	Value
Put - 5 Year Credit Default Swap Barclays Bank PLC	CDX.IOG15.5Y	Sell	1.20%	6/15/2011	$ 170,000 $	515	$ (446)
Put - 5 Year Credit Default Swap Bank of America NA	CDX.IOG15.5Y	Sell	1.20%	6/15/2011	5,000	13	(13)
Call - 5 Year Credit Default	Bank of America NA	CDX.IOG15.5Y	Sell	0.80%	6/15/2011	5,000	14	(12)
Swap
Call - 5 Year Credit Default	UBS AG Stamford	CDX.IOG15.5Y	Sell	0.80%	6/15/2011	170,000	437	(412)
Swap
Call - 5 Year Credit Default	Morgan Stanley Capital	DJ ITRAXX14EU2	Sell	0.90%	3/16/2011	1,000	—	(2)
Swap	Services Inc
Put - 5 Year Credit Default Swap Morgan Stanley Capital	DJ ITRAXX14EU2	Sell	1.60%	3/16/2011	1,000	2	(1)
Services Inc

All dollar amounts are shown in thousands (000's)

Inflation Floor

Strike	Notional
Description	Counterparty (Issuer) Index	Exercise Index	Expiration Date	Amount	Premium	Value
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 217.97	Max of $0 or (0-	9/29/2020	$ 5,500	$ 69 $	(47)
Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban Consumers NSA	Deutsche Bank AG $215.95	Max of $0 or (0-	3/10/2020	1,800	12	(16)
Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 216.69	Max of $0 or (0-	4/7/2020	12,500	102	(105)
Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 215.95	Max of $0 or (0-	3/12/2020	5,200	40	(47)
Index	(Index Final/Index
Initial - 1))

All dollar amounts are shown in thousands (000's)

Written Forward Volatility Agreements

Unrealized
Description	Counterparty (Issuer)	Expiration Date Premium	Contracts Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on the 1 Year	Goldman Sachs Bank USA	10/11/2011 $	72	18,800,000	$ (67)
Swap Rate, 1 Year Forward, Strike determined on
10/11/2011
Call & Put - USD Swaption Straddle on the 2 Year	Morgan Stanley Capital Services Inc	10/11/2011	$ 451	57,700,000	$ (480)
Swap Rate, 1 Year Forward, Strike determined on
10/11/2011
Call & Put - USD Swaption Straddle on the 2 Year	Morgan Stanley Capital Services Inc	11/14/2011	$ 373	46,700,000	$ (380)
Swap Rate, 1 Year Forward, Strike determined on
11/14/2011

All dollar amounts are shown in thousands (000's)

See accompanying notes

34

Schedule of Investments
Core Plus Bond Fund I
January 31, 2011 (unaudited)

Short Sales Outstanding
Security Description	Asset Type	Shares/Principal	Value
Fannie Mae 4.00%, 2/1/2041	U.S. Government & Government Agency Obligations	$ 13,000	$ 12,880

All dollar amounts are shown in thousands (000's)

See accompanying notes

35

Schedule of Investments Disciplined LargeCap Blend Fund January 31, 2011 (unaudited)

COMMON STOCKS - 100.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.54%			Insurance - 3.11%
Interpublic Group of Cos Inc (a)	140,430 $	1,501	ACE Ltd	30,045 $	1,851
			Assurant Inc	64,103	2,515
Aerospace & Defense - 0.90%			Berkshire Hathaway Inc - Class B (a)	52,908	4,325
Raytheon Co	50,514	2,525		$ 8,691
			Internet - 1.39%
Agriculture - 1.59%			Google Inc (a)	2,994	1,798
Altria Group Inc	189,380	4,452	Symantec Corp (a)	117,944	2,077
				$ 3,875
Apparel - 1.13%			Machinery - Construction & Mining - 1.10%
Nike Inc	38,376	3,165	Caterpillar Inc	31,787	3,084

Automobile Manufacturers - 1.51%			Machinery - Diversified - 1.11%
Ford Motor Co (a)	264,224	4,214	AGCO Corp (a)	39,125	1,984
			Gardner Denver Inc	15,601	1,125
Banks - 6.82%				$ 3,109
Capital One Financial Corp	73,747	3,552	Media - 1.47%
JP Morgan Chase & Co	67,947	3,053	CBS Corp	126,330	2,505
PNC Financial Services Group Inc	76,643	4,599	McGraw-Hill Cos Inc/The	41,254	1,608
US Bancorp	79,115	2,136		$ 4,113
Wells Fargo & Co	175,761	5,698	Metal Fabrication & Hardware - 0.73%
	$ 19,038		Timken Co	43,608	2,050
Beverages - 1.84%
Coca-Cola Co/The	81,685	5,134	Mining - 1.80%
			Freeport-McMoRan Copper & Gold Inc	46,099	5,013
Biotechnology - 0.98%
Amgen Inc (a)	49,599	2,732
			Miscellaneous Manufacturing - 6.59%
			Crane Co	33,936	1,507
Chemicals - 2.38%			Danaher Corp	54,979	2,532
Cytec Industries Inc	17,622	961	Dover Corp	45,351	2,907
EI du Pont de Nemours & Co	67,354	3,414	Eaton Corp	33,262	3,591
Lubrizol Corp	21,218	2,280	General Electric Co	390,840	7,872
	$ 6,655			$ 18,409
Computers - 5.19%			Oil & Gas - 7.97%
Apple Inc (a)	28,804	9,774
EMC Corp/Massachusetts (a)	130,745	3,254	Chevron Corp	32,850	3,118
SanDisk Corp (a)	32,404	1,470	Devon Energy Corp	35,538	3,152
			Exxon Mobil Corp	84,558	6,822
	$ 14,498		Hess Corp	49,667	4,178
Cosmetics & Personal Care - 0.20%			Occidental Petroleum Corp	51,713	5,000
Procter & Gamble Co	8,806	556		$ 22,270
			Oil & Gas Services - 4.65%
Diversified Financial Services - 3.81%			Baker Hughes Inc	65,558	4,491
American Express Co	73,096	3,171	Halliburton Co	88,129	3,966
Ameriprise Financial Inc	82,360	5,078	National Oilwell Varco Inc	61,400	4,538
T Rowe Price Group Inc	36,151	2,383		$ 12,995
	$ 10,632		Pharmaceuticals - 3.23%
Electric - 2.29%			Bristol-Myers Squibb Co	132,995	3,349
Ameren Corp	87,859	2,493	Cardinal Health Inc	56,431	2,342
Great Plains Energy Inc	99,773	1,963	Cephalon Inc (a)	17,557	1,037
Pinnacle West Capital Corp	15,325	624	Forest Laboratories Inc (a)	70,696	2,281
Westar Energy Inc	51,635	1,317		$ 9,009
	$ 6,397		Pipelines - 0.62%
Electronics - 2.33%			Oneok Inc	29,366	1,729
Thermo Fisher Scientific Inc (a)	61,714	3,534
Thomas & Betts Corp (a)	58,078	2,985
			Real Estate - 0.70%
	$ 6,519		Jones Lang LaSalle Inc	21,961	1,947
Engineering & Construction - 0.87%
McDermott International Inc (a)	117,391	2,439	REITS - 2.61%
			BRE Properties Inc	27,578	1,231
Food - 3.15%			Essex Property Trust Inc	24,349	2,825
Corn Products International Inc	52,273	2,411	Host Hotels & Resorts Inc	175,418	3,247
Kroger Co/The	165,547	3,543		$ 7,303
Tyson Foods Inc	173,406	2,853	Retail - 6.33%
	$ 8,807		Bed Bath & Beyond Inc (a)	54,237	2,603
Healthcare - Services - 5.29%			Lululemon Athletica Inc (a)	29,059	1,996
Aetna Inc	97,559	3,214	Macy's Inc	105,272	2,437
Coventry Health Care Inc (a)	66,032	1,979	Starbucks Corp	105,931	3,340
Health Management Associates Inc (a)	165,722	1,508	Wal-Mart Stores Inc	130,481	7,316
Humana Inc (a)	38,424	2,227		$ 17,692
UnitedHealth Group Inc	142,560	5,852	Semiconductors - 2.37%
	$ 14,780		Atmel Corp (a)	258,544	3,501

See accompanying notes

36

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)
Intel Corp	12,135 $	260
Marvell Technology Group Ltd (a)	108,052	2,054
Micron Technology Inc (a)	75,032	791
	$ 6,606
Software - 8.04%
BMC Software Inc (a)	62,361	2,975
Citrix Systems Inc (a)	19,355	1,223
Microsoft Corp	246,539	6,835
Oracle Corp	270,847	8,675
Red Hat Inc (a)	66,631	2,753
	$ 22,461
Telecommunications - 5.58%
Cisco Systems Inc (a)	162,572	3,438
Frontier Communications Corp	160,100	1,468
Motorola Solutions Inc (a)	74,142	2,875
Qualcomm Inc	41,396	2,241
Verizon Communications Inc	155,983	5,556
	$ 15,578
TOTAL COMMON STOCKS	$ 279,978
Total Investments	$ 279,978
Liabilities in Excess of Other Assets, Net - (0.22)%	$ (613)
TOTAL NET ASSETS - 100.00%	$ 279,365

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 16,776
Unrealized Depreciation	(2,350)
Net Unrealized Appreciation (Depreciation)	$ 14,426
Cost for federal income tax purposes	$ 265,552
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	17 .05%
Consumer, Non-cyclical	16 .28%
Technology	15 .60%
Industrial	13 .63%
Energy	13 .24%
Communications	8 .98%
Consumer, Cyclical	8 .97%
Basic Materials	4 .18%
Utilities	2 .29%
Liabilities in Excess of Other Assets, Net	(0.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes

37

Schedule of Investments
Diversified International Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 96.68%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.73%			Banks (continued)
Meggitt PLC	121,490 $	690	China Construction Bank Corp	6,486,129 $	5,732
MTU Aero Engines Holding AG	77,087	5,465	Credicorp Ltd	6,535	681
Safran SA	228,691	8,262	DBS Group Holdings Ltd	468,000	5,518
	$ 14,417		DnB NOR ASA	726,779	10,019
Agriculture - 0.95%			Gunma Bank Ltd/The	111,000	638
British American Tobacco PLC	372,452	13,756	Home Capital Group Inc	12,600	689
Bunge Ltd	34,444	2,344	HSBC Holdings PLC	2,813,780	30,679
Golden Agri-Resources Ltd - Warrants (a)	761,164	104	ICICI Bank Ltd ADR	31,097	1,348
ITC Ltd	435,464	1,547	Industrial and Commercial Bank of China Ltd	2,985,375	2,234
Souza Cruz SA	21,600	1,032	Industrial Bank of Korea (a)	119,050	1,809
	$ 18,783		Krung Thai Bank PCL (b)	3,243,291	1,664
Airlines - 0.52%			Laurentian Bank of Canada	11,200	594
Air China Ltd (a)	2,032,000	2,108	Malayan Banking Bhd	1,321,800	3,775
Chorus Aviation Inc	103,600	520	Mitsubishi UFJ Financial Group Inc	1,003,600	5,213
Deutsche Lufthansa AG (a)	155,892	3,277	Mizrahi Tefahot Bank Ltd	348,185	3,309
International Consolidated Airlines Group SA (a)	1,047,549	4,302	National Bank of Canada	106,400	7,418
	$ 10,207		Nedbank Group Ltd	66,808	1,184
Apparel - 0.71%			Nordea Bank AB	1,144,670	13,889
Burberry Group PLC	301,370	5,179	Sberbank of Russia	1,670,290	5,861
Christian Dior SA	46,711	6,411	Standard Chartered PLC	514,160	13,391
Far Eastern New Century Corp	1,373,700	2,330	Sumitomo Mitsui Financial Group Inc	301,300	10,244
	$ 13,920		Turkiye Vakiflar Bankasi Tao	246,373	610
Automobile Manufacturers - 5.29%			United Overseas Bank Ltd	525,000	8,163
Bayerische Motoren Werke AG	127,788	9,832		$ 220,503
Daihatsu Motor Co Ltd	263,000	4,356	Beverages - 1.33%
Daimler AG	236,168	17,334	Anheuser-Busch InBev NV	153,187	8,452
Dongfeng Motor Group Co Ltd	1,556,698	2,767	Carlsberg A/S	95,896	9,534
Honda Motor Co Ltd	274,200	11,819	Cia de Bebidas das Americas ADR	186,315	4,975
Hyundai Motor Co	26,974	4,319	Dydo Drinco Inc	16,200	623
Kia Motors Corp	63,580	3,115	Fomento Economico Mexicano SAB de CV ADR	50,018	2,654
Mahindra & Mahindra Ltd	169,651	2,642		$ 26,238
Nissan Motor Co Ltd	1,133,100	11,464	Biotechnology - 0.03%
Renault SA (a)	114,551	7,488	Morphosys AG (a)	19,891	525
Scania AB	266,017	5,968
Tata Motors Ltd	125,393	3,141	Building Materials - 0.13%
Volkswagen AG - PFD	65,012	10,544	Central Glass Co Ltd	84,000	396
Volvo AB - B Shares	554,960	9,619	China National Building Material Co Ltd	549,076	1,379
	$ 104,408		Forbo Holding AG	1,102	718
Automobile Parts & Equipment - 1.75%				$ 2,493
Aisin Seiki Co Ltd	153,000	5,812	Chemicals - 4.81%
Georg Fischer AG (a)	1,271	686	Agrium Inc	51,800	4,576
Haldex AB	41,250	640	Arkema SA	11,139	775
Iochpe-Maxion SA	37,900	457	BASF SE	257,424	19,902
JTEKT Corp	331,800	4,160	China Petrochemical Development Corp (a)	91,000	103
Keihin Corp	25,669	585	Croda International PLC	28,914	688
Magna International Inc	157,600	9,202	Daicel Chemical Industries Ltd	758,994	5,521
Marcopolo SA	73,500	265	Formosa Chemicals & Fibre Corp	1,271,000	4,624
NHK Spring Co Ltd	44,999	510	Formosa Plastics Corp	448,000	1,527
Nissin Kogyo Co Ltd	33,600	608	Incitec Pivot Ltd	1,302,475	5,609
Plastic Omnium SA	5,488	429	Lanxess AG	82,255	5,975
Unipres Corp	32,600	658	LG Chem Ltd	11,830	4,452
Valeo SA (a)	179,242	10,507	Linde AG	41,699	6,088
	$ 34,519		Lintec Corp	19,914	557
Banks - 11.17%			Nippon Shokubai Co Ltd	64,620	716
Aareal Bank AG (a)	17,644	548	Potash Corp of Saskatchewan Inc	76,300	13,517
Australia & New Zealand Banking Group Ltd	549,474	13,022	Rhodia SA	240,576	7,176
Axis Bank Ltd	38,387	1,051	Yara International ASA	168,727	9,501
Banco do Brasil SA	216,264	3,861	Zeon Corp	396,000	3,639
Bangkok Bank PCL	718,300	3,509		$ 94,946
Bank Leumi Le-Israel BM	1,324,726	5,980	Coal - 0.22%
Bank Mandiri Tbk PT	2,713,000	1,799	Banpu PCL	37,800	901
Bank of China Ltd	9,164,800	4,787	Exxaro Resources Ltd	105,746	2,115
Bank of Montreal	135,000	7,790	New World Resources NV	49,620	805
Bank of Yokohama Ltd/The	1,026,509	5,143	Whitehaven Coal Ltd	86,675	608
Barclays PLC	1,351,243	6,328		$ 4,429
BNP Paribas	200,337	14,953	Commercial Services - 0.22%
Busan Bank	97,700	1,183	Aggreko PLC	146,350	3,367
Canadian Imperial Bank of Commerce/Canada	136,600	10,404	Ashtead Group PLC	173,439	460
Canadian Western Bank	25,200	746	Prosegur Cia de Seguridad SA	9,789	569
Chiba Bank Ltd/The	759,937	4,737		$ 4,396

See accompanying notes

38

Schedule of Investments
Diversified International Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers - 1.24%			Electronics (continued)
Asustek Computer Inc	195,000 $	1,749	Pegatron Corp (a)	713,000 $	979
CGI Group Inc (a)	210,200	4,043	Renishaw PLC	22,801	595
Infosys Technologies Ltd ADR	50,473	3,417	Rexel SA (a)	25,646	577
Itochu Techno-Solutions Corp	14,400	502	Toyo Corp/Chuo-ku	52,800	543
Lenovo Group Ltd	2,892,000	1,687	Tripod Technology Corp	180,000	829
Lite-On Technology Corp	1,196,035	1,622	Unimicron Technology Corp	86,000	178
Melco Holdings Inc	16,700	634		$ 37,108
Obic Co Ltd	2,830	545	Engineering & Construction - 0.71%
Tata Consultancy Services Ltd	152,580	3,860	Bilfinger Berger SE	38,842	3,436
TDK Corp	98,000	6,456	Bradken Ltd	63,281	586
	$ 24,515		China Railway Group Ltd	1,581,000	1,151
Consumer Products - 0.62%			Daelim Industrial Co Ltd	28,059	3,125
Reckitt Benckiser Group PLC	215,360	11,705	NCC AB	35,236	821
Societe BIC SA	7,353	632	Nippo Corp	78,000	584
	$ 12,337		SembCorp Industries Ltd	1,056,000	4,276
Distribution & Wholesale - 1.81%				$ 13,979
DCC PLC	21,322	630	Environmental Control - 0.06%
D'ieteren SA	10,292	615	Derichebourg SA (a)	73,639	624
Inchcape PLC (a)	107,045	637	IESI-BFC Ltd	26,537	631
Marubeni Corp	1,230,277	9,263		$ 1,255
Mitsubishi Corp	449,589	12,551	Food - 4.11%
Ship Healthcare Holdings Inc	49,100	577	Aryzta AG	11,269	495
Sumitomo Corp	790,831	11,393	Cencosud SA	238,199	1,606
	$ 35,666		Cermaq ASA	46,290	697
Diversified Financial Services - 2.28%			Cia Brasileira de Distribuicao Grupo Pao de	40,838	1,558
ARA Asset Management Ltd (c)	366,000	461	Acucar ADR
Azimut Holding SpA	58,381	614	Danisco A/S	73,896	8,981
Challenger Ltd/AU	123,520	566	George Weston Ltd	33,366	2,362
Chinatrust Financial Holding Co Ltd	1,441,000	1,223	Indofood Sukses Makmur Tbk PT	3,134,000	1,636
Close Brothers Group PLC	47,028	638	Jeronimo Martins SGPS SA	361,568	5,452
Fubon Financial Holding Co Ltd	1,671,989	2,323	Kesko OYJ	78,381	3,767
GAM Holding AG	239,153	4,265	Marine Harvest ASA	6,664,555	7,501
Hana Financial Group Inc	75,070	2,984	Maruha Nichiro Holdings Inc	270,000	472
IG Group Holdings PLC	66,377	480	Metro AG	134,630	9,494
Intermediate Capital Group PLC	588,733	3,200	Nestle SA	484,026	26,150
International Personal Finance PLC	99,368	544	Nutreco NV	74,338	5,291
Mega Financial Holding Co Ltd	4,780,000	3,868	Suedzucker AG	185,617	4,955
ORIX Corp	113,400	11,206	Viscofan SA	18,939	688
Provident Financial PLC	55,467	837		$ 81,105
RMB Holdings Ltd	128,355	686	Food Service - 0.29%
Schroders PLC	226,781	6,545	Compass Group PLC	645,177	5,736
Tullett Prebon PLC	81,458	505
Woori Finance Holdings Co Ltd (a)	111,550	1,421	Forest Products & Paper - 0.75%
Woori Investment & Securities Co Ltd	94,650	1,831	Billerud AB	53,478	529
Yuanta Financial Holding Co Ltd	1,118,000	901	Hokuetsu Kishu Paper Co Ltd	80,500	450
	$ 45,098		Stora Enso OYJ	537,011	6,388
Electric - 0.87%			Suzano Papel e Celulose SA	137,375	1,195
Atco Ltd	11,900	697	Svenska Cellulosa AB	355,910	6,207
Enel SpA	1,589,277	8,972		$ 14,769
Enersis SA ADR	48,690	1,011	Gas - 0.94%
Federal Hydrogenerating Co JSC ADR(a)	147,963	734	Centrica PLC	1,408,414	7,212
International Power PLC	864,827	5,846	ENN Energy Holdings Ltd	358,000	1,076
	$ 17,260		GAIL India Ltd	72,757	748
Electrical Components & Equipment - 1.73%			Keyera Corp	19,900	703
Bekaert SA	45,059	4,510	Osaka Gas Co Ltd	1,189,000	4,493
Delta Electronics Inc	377,000	1,739	Tokyo Gas Co Ltd	1,005,583	4,372
Hitachi Ltd	2,824,739	15,454		$ 18,604
Mitsubishi Electric Corp	1,130,000	12,489	Hand & Machine Tools - 0.55%
	$ 34,192		Finning International Inc	166,000	4,831
Electronics - 1.88%			Schindler Holding AG - PC	53,414	5,967
AAC Acoustic Technologies Holdings Inc	172,000	466		$ 10,798
Alps Electric Co Ltd	481,900	5,799	Healthcare - Products - 0.60%
AU Optronics Corp (a)	2,056,000	2,010	Coloplast A/S	42,959	6,246
Electrocomponents PLC	157,985	661	DiaSorin SpA	15,178	726
Fujitsu General Ltd	96,000	565	Draegerwerk AG & Co KGaA	6,986	549
Hon Hai Precision Industry Co Ltd	771,674	3,292	Elekta AB	93,745	3,797
Japan Aviation Electronics Industry Ltd	23,000	169	Paramount Bed Co Ltd	19,300	514
Keyence Corp	22,800	6,066		$ 11,832
Murata Manufacturing Co Ltd	100,900	7,662
Omron Corp	260,700	6,717

See accompanying notes

39

Schedule of Investments Diversified International Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services - 0.04%			Lodging (continued)
Ramsay Health Care Ltd	42,069 $	718	Shangri-La Asia Ltd - Rights (a),(b)	112,666 $	14
			SJM Holdings Ltd	430,000	723
Holding Companies - Diversified - 1.40%				$ 4,958
GS Holdings	35,132	2,619	Machinery - Construction & Mining - 0.41%
Haci Omer Sabanci Holding AS ADR(a)	3	—	Atlas Copco AB - A Shares	286,077	6,867
Imperial Holdings Ltd	191,949	2,949	Danieli & C Officine Meccaniche SpA	21,675	665
KOC Holding AS	330,468	1,355	Wajax Corp	15,700	588
LG Corp	32,947	2,509		$ 8,120
Swire Pacific Ltd	580,500	9,183	Machinery - Diversified - 1.40%
Wharf Holdings Ltd	1,192,000	9,064	Daifuku Co Ltd	84,500	613
	$ 27,679		Komori Corp	54,428	607
Home Builders - 0.38%			Kone OYJ	155,807	8,491
Daiwa House Industry Co Ltd	491,000	5,999	MAN SE	52,473	6,108
MRV Engenharia e Participacoes SA	179,900	1,522	Metso OYJ	121,241	6,474
	$ 7,521		Pfeiffer Vacuum Technology AG	3,439	398
Home Furnishings - 0.22%			Weir Group PLC/The	196,655	4,993
Arcelik AS	381,067	1,976		$ 27,684
Indesit Co SpA	47,714	524	Media - 0.47%
Noritz Corp	33,800	567	Grupo Televisa SA ADR(a)	76,887	1,850
Pioneer Corp	137,200	594	Metropole Television SA	21,004	513
SEB SA	6,708	666	WPP PLC	558,539	6,907
	$ 4,327			$ 9,270
Insurance - 4.03%			Metal Fabrication & Hardware - 0.31%
Aegon NV (a)	722,771	5,349	Hoganas AB	15,565	610
Allianz SE	82,654	11,514	JFE Shoji Holdings Inc	77,000	373
Amlin PLC	107,785	673	Johnson Matthey PLC	169,704	5,233
China Life Insurance Co Ltd	503,000	1,962		$ 6,216
Hannover Rueckversicherung AG	104,592	5,850	Mining - 6.35%
Helvetia Holding AG	1,817	742	Alamos Gold Inc	32,100	485
Hyundai Marine & Fire Insurance Co Ltd	104,950	2,755	Anglo American PLC	322,842	15,828
Lancashire Holdings Ltd	73,236	652	AngloGold Ashanti Ltd	46,489	1,998
Legal & General Group PLC	4,469,281	7,952	Antofagasta PLC	45,056	1,014
PICC Property & Casualty Co Ltd (a)	748,000	942	Avoca Resources Ltd (a)	190,596	562
Ping An Insurance Group Co of China Ltd	403,000	4,032	BHP Billiton Ltd	519,962	23,132
Powszechny Zaklad Ubezpieczen SA	5,947	715	Centerra Gold Inc	257,100	4,126
Sampo OYJ	365,320	10,771	Cia de Minas Buenaventura SA ADR	38,988	1,599
Sanlam Ltd	717,408	2,716	Grupo Mexico SAB de CV	908,300	3,566
Sul America SA	2,955	33	Hindalco Industries Ltd	638,491	3,213
Tokio Marine Holdings Inc	327,500	9,758	IAMGOLD Corp	323,897	6,159
Zurich Financial Services	47,941	13,108	Iluka Resources Ltd (a)	90,333	768
	$ 79,524		KGHM Polska Miedz SA	69,803	4,085
Internet - 0.03%			Medusa Mining Ltd	91,145	608
Atea ASA	49,098	484	MMC Norilsk Nickel OJSC ADR	106,216	2,740
Mail.ru Group Ltd (a),(b),(c)	2,508	94	Orica Ltd	209,660	5,307
	$ 578		Pan Australian Resources Ltd (a)	787,096	640
Investment Companies - 0.77%			Rio Tinto Ltd	369,992	31,144
ABG Sundal Collier Holding ASA	326,376	450	SEMAFO Inc (a)	67,600	689
Delek Group Ltd	11,114	2,501	Southern Copper Corp	33,928	1,521
Infrastructure Development Finance Co Ltd	146,019	471	Teck Resources Ltd	172,200	10,430
Investor AB	313,881	7,257	Umicore SA	112,360	5,758
Kinnevik Investment AB	205,981	4,588		$ 125,372
	$ 15,267		Miscellaneous Manufacturing - 1.71%
Iron & Steel - 0.83%			Aalberts Industries NV	32,827	648
Cia Siderurgica Nacional SA ADR	106,913	1,824	Amano Corp	47,800	449
Ferrexpo PLC	97,143	658	Korea Kumho Petrochemical	7,475	970
Hyundai Steel Co (a)	25,092	3,123	Largan Precision Co Ltd	40,000	1,091
Kobe Steel Ltd	1,543,000	3,785	Melrose PLC	138,973	702
Labrador Iron Ore Royalty Corp	7,600	529	Neo Material Technologies Inc (a)	93,400	752
Maanshan Iron & Steel	3,340,000	1,877	Siemens AG	183,507	23,587
Mount Gibson Iron Ltd (a)	292,104	619	Wartsila OYJ	71,903	5,556
POSCO ADR	24,617	2,514		$ 33,755
Severstal OAO	58,991	1,067	Office & Business Equipment - 0.80%
Xingda International Holdings Ltd	478,000	472	Canon Inc	231,000	11,371
	$ 16,468		Seiko Epson Corp	267,000	4,445
Leisure Products & Services - 0.28%				$ 15,816
Sega Sammy Holdings Inc	275,900	5,532	Oil & Gas - 7.51%
			Baytex Energy Trust	18,300	903
Lodging - 0.25%			BG Group PLC	902,335	20,247
Genting Bhd	194,000	678	BowLeven PLC (a)	92,784	522
Shangri-La Asia Ltd	1,352,000	3,543	BP PLC	599,421	4,710

See accompanying notes

40

Schedule of Investments
Diversified International Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Canadian Natural Resources Ltd	242,900 $	10,831	Hyundai Department Store Co Ltd	2,794 $	327
China Petroleum & Chemical Corp	5,730,000	6,333	Inditex SA	102,543	7,754
CNOOC Ltd	2,631,000	5,856	K's Holdings Corp	214,380	5,976
Connacher Oil and Gas Ltd (a)	470,100	676	Lojas Renner SA	72,600	2,108
Gazprom OAO ADR	232,127	6,212	Pal Co Ltd	15,550	541
Gazprom OAO ADR	20,250	536	Swatch Group AG/The - BR	19,883	7,977
Idemitsu Kosan Co Ltd	35,600	3,752	Truworths International Ltd	154,945	1,375
Lukoil OAO ADR	93,561	5,798	WH Smith PLC	77,559	575
Oil & Natural Gas Corp Ltd	12,990	334	Whitbread PLC	190,179	5,281
PetroChina Co Ltd	2,705,494	3,777	Woolworths Holdings Ltd/South Africa	692,065	2,267
Petroleo Brasileiro SA ADR	290,136	10,657		$ 54,192
Petrominerales Ltd	19,315	753	Semiconductors - 1.99%
Polski Koncern Naftowy Orlen S.A. (a)	132,234	2,196	Advanced Semiconductor Engineering Inc	916,000	1,137
Repsol YPF SA	358,979	11,299	Aixtron SE	19,007	788
Rosneft Oil Co	114,559	980	ARM Holdings PLC	778,725	6,415
Royal Dutch Shell PLC - A Shares	282,369	9,948	ASM International NV (a)	120,788	4,379
Royal Dutch Shell PLC - B Shares	600,824	20,936	Powertech Technology Inc	542,000	2,026
Seadrill Ltd	225,682	7,433	Samsung Electronics Co Ltd	14,427	12,667
SK Holdings Co Ltd	15,702	2,332	Siliconware Precision Industries Co	105,000	148
Surgutneftegas OJSC ADR	69,157	788	STMicroelectronics NV	509,996	6,169
Total SA	178,188	10,427	Taiwan Semiconductor Manufacturing Co Ltd	2,132,605	5,546
	$ 148,236			$ 39,275
Oil & Gas Services - 1.55%			Shipbuilding - 0.21%
Calfrac Well Services Ltd	19,100	649	Daewoo Shipbuilding & Marine Engineering Co	38,600	1,411
Canyon Services Group Inc	58,100	648	Ltd (a)
Petrofac Ltd	304,411	7,624	Hyundai Heavy Industries Co Ltd	5,046	2,190
Saipem SpA	197,501	9,868	Jaya Holdings Ltd (a)	916,000	494
Subsea 7 SA	317,100	7,745		$ 4,095
Technip SA	42,834	4,161	Software - 0.52%
	$ 30,695		SAP AG	103,364	5,993
Pharmaceuticals - 5.33%			Temenos Group AG (a)	110,716	4,343
AstraZeneca PLC	373,034	18,187		$ 10,336
China Shineway Pharmaceutical Group Ltd	323,304	819	Storage & Warehousing - 0.03%
GlaxoSmithKline PLC	247,572	4,470	Mitsui-Soko Co Ltd	133,000	570
KYORIN Holdings Inc	37,000	676
Novartis AG	351,081	19,545	Telecommunications - 6.70%
Novo Nordisk A/S	140,961	15,871	ADVA AG Optical Networking (a)	69,919	609
Roche Holding AG	102,712	15,626	Advanced Nano Products Co Ltd (b)	264,600	688
Shire PLC	396,753	10,468	America Movil SAB de CV ADR	120,365	6,860
Takeda Pharmaceutical Co Ltd	206,400	9,949	Axiata Group Bhd (a)	1,144,200	1,802
Teva Pharmaceutical Industries Ltd ADR	176,559	9,649	BT Group PLC	3,316,467	9,337
	$ 105,260		China Mobile Ltd	541,139	5,319
Real Estate - 1.86%			China Telecom Corp Ltd	3,452,000	2,047
Arnest One Corp	34,970	455	Chungwa Telecom Co Ltd	896,000	2,741
Brookfield Asset Management Inc	402,838	13,155	D-Link Corp	635,000	673
Daito Trust Construction Co Ltd	77,100	5,416	Eutelsat Communications	135,873	4,956
FKP Property Group	678,709	539	HTC Corp	28,250	950
Gazit-Globe Ltd	48,796	573	Koninklijke KPN NV	583,140	9,178
Great Eagle Holdings Ltd	206,000	691	Manitoba Telecom Services Inc	112,896	3,480
Guangzhou R&F Properties Co Ltd	478,400	708	Mobile Telesystems OJSC ADR	127,327	2,433
Henderson Land Development Co Ltd - Warrants	141,200	30	NTT DoCoMo Inc	8,219	14,698
(a)			QSC AG (a)	112,958	503
Hongkong Land Holdings Ltd	963,000	6,796	Softbank Corp	188,100	6,465
Keppel Land Ltd	153,000	539	Taiwan Mobile Co Ltd	622,000	1,467
New World Development Ltd	2,150,000	4,107	Tele2 AB	312,060	6,898
Tokyo Tatemono Co Ltd	696,000	3,204	Telefonica SA	491,236	12,298
Wihlborgs Fastigheter AB	18,913	542	Telenet Group Holding NV (a)	89,882	3,536
	$ 36,755		Telenor ASA	642,200	9,902
REITS - 0.47%			Vodacom Group Ltd	241,873	2,357
BLife Investment Corp	59	436	Vodafone Group PLC	8,229,797	23,098
CapitaMall Trust	2,357,000	3,518		$ 132,295
Dundee Real Estate Investment Trust	19,200	581	Textiles - 0.05%
Kenedix Realty Investment Corp	163	754	Cia Hering	58,100	892
RioCan Real Estate Investment Trust	168,600	3,908
	$ 9,197		Transportation - 1.06%
Retail - 2.74%			Canadian National Railway Co	162,900	11,045
Aeon Co Ltd	842,370	10,599	Cargotec Oyj	12,787	597
Amplifon SpA	115,718	586	China Shipping Container Lines Co Ltd (a)	2,130,000	991
Cie Financiere Richemont SA	151,461	8,244	Construcciones y Auxiliar de Ferrocarriles SA	1,059	574
Dufry Group (a)	4,861	582	Songa Offshore SE (a)	76,926	424

See accompanying notes

41

Schedule of Investments Diversified International Fund January 31, 2011 (unaudited)

			(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value of
COMMON STOCKS (continued)		Shares Held Value (000's)	these securities totaled $2,467 or 0.12% of net assets.
Transportation (continued)			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Stagecoach Group PLC	147,701 $	496	1933. These securities may be resold in transactions exempt from
West Japan Railway Co	1,246	4,757	registration, normally to qualified institutional buyers. Unless otherwise
Yang Ming Marine Transport Corp (a)	1,935,000	1,945
			indicated, these securities are not considered illiquid. At the end of the
		$ 20,829	period, the value of these securities totaled $555 or 0.03% of net assets.
Water - 0.68%
Northumbrian Water Group PLC	83,973	397
Pennon Group PLC	465,575	4,492
Severn Trent PLC	156,812	3,434	Unrealized Appreciation (Depreciation)
United Utilities Group PLC	575,438	5,009	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 13,332	cost of investments held as of the period end were as follows:
TOTAL COMMON STOCKS		$ 1,908,802
PREFERRED STOCKS - 2.12%		Shares Held Value (000's)	Unrealized Appreciation	$ 342,146
Apparel - 0.02%			Unrealized Depreciation	(22,623)
Hugo Boss AG	6,913	491	Net Unrealized Appreciation (Depreciation)	$ 319,523
			Cost for federal income tax purposes	$ 1,652,243
Banks - 0.25%			All dollar amounts are shown in thousands (000's)
Banco Bradesco SA	113,424	2,096
Banco Bradesco SA - Rights (a),(b)	1,879	7	Portfolio Summary (unaudited)
Itau Unibanco Holding SA	131,366	2,805	Country	Percent
		$ 4,908	Japan	15 .64%
Consumer Products - 0.63%			United Kingdom	14 .29%
Henkel AG & Co KGaA	204,268	12,428	Germany	8 .94%
			Canada	7 .04%
Holding Companies - Diversified - 0.12%			Switzerland	5 .84%
Itausa - Investimentos Itau SA	335,700	2,374	Australia	4 .28%
			France	3 .98%
Media - 0.53%			Sweden	3 .46%
ProSiebenSat.1 Media AG	335,829	10,413	Korea, Republic Of	2 .96%
			Netherlands	2 .86%
Mining - 0.57%			Brazil	2 .48%
Vale SA	366,409	11,208	China	2 .40%
			Taiwan, Province Of China	2 .40%
TOTAL PREFERRED STOCKS		$ 41,822	Hong Kong	2 .29%
	Maturity		Finland	2 .13%
			Denmark	2 .06%
	Amount		Norway	1 .95%
REPURCHASE AGREEMENTS - 1.07%	(000's)	Value (000's)	Spain	1 .67%
Banks - 1.07%			Russian Federation	1 .38%
Investment in Joint Trading Account; Credit Suisse $	4,388	$ 4,388	United States	1 .27%
Repurchase Agreement; 0.21% dated			Singapore	1 .17%
01/31/11 maturing 02/01/11 (collateralized by			Belgium	1 .16%
US Treasury Notes; $4,476,230; 0.88% -			Israel	1 .12%
5.13%; dated 05/31/11 - 05/15/16)			Italy	1 .11%
Investment in Joint Trading Account; Deutsche	5,851	5,851	India	1 .10%
Bank Repurchase Agreement; 0.21% dated			Ireland	0 .91%
01/31/11 maturing 02/01/11 (collateralized by			South Africa	0 .89%
Sovereign Agency Issues; $5,968,307; 0.00%			Mexico	0 .76%
- 7.13%; dated 02/22/11 - 06/15/38)			Bermuda	0 .41%
Investment in Joint Trading Account; JP Morgan	2,194	2,194	Poland	0 .36%
Repurchase Agreement; 0.18% dated			Malaysia	0 .31%
01/31/11 maturing 02/01/11 (collateralized by			Thailand	0 .30%
US Treasury Notes; $2,238,116; 0.00%; dated			Portugal	0 .28%
06/23/11 - 07/21/11)			Turkey	0 .20%
Investment in Joint Trading Account; Merrill	5,855	5,856	Indonesia	0 .17%
Lynch Repurchase Agreement; 0.21% dated			Chile	0 .13%
01/31/11 maturing 02/01/11 (collateralized by			Peru	0 .11%
Sovereign Agency Issues; $5,972,574; 0.00%			Colombia	0 .04%
- 8.13%; dated 11/23/11 - 01/15/26)			Cyprus	0 .02%
Investment in Joint Trading Account; Morgan	2,853	2,853	Other Assets in Excess of Liabilities, Net	0 .13%
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by			TOTAL NET ASSETS	100.00%
Sovereign Agency Issues; $2,909,550; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 21,142
TOTAL REPURCHASE AGREEMENTS		$ 21,142
Total Investments		$ 1,971,766
Other Assets in Excess of Liabilities, Net - 0.13%		$ 2,639
TOTAL NET ASSETS - 100.00%		$ 1,974,405

(a) Non-Income Producing Security

See accompanying notes

42

Schedule of Investments Equity Income Fund January 31, 2011 (unaudited)

COMMON STOCKS - 96.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.92%			Healthcare - Products - 2.26%
Lockheed Martin Corp	352,500 $	28,059	Becton Dickinson and Co	84,300 $	6,993
Raytheon Co	731,300	36,558	Johnson & Johnson	652,400	38,994
	$ 64,617		Medtronic Inc	780,089	29,893
Apparel - 1.10%				$ 75,880
VF Corp	448,800	37,125	Insurance - 6.90%
			ACE Ltd	1,329,900	81,908
Automobile Manufacturers - 0.23%			Allianz SE ADR	1,213,937	16,947
PACCAR Inc	133,842	7,561	Allstate Corp/The	971,909	30,265
			Chubb Corp	598,700	34,683
Automobile Parts & Equipment - 0.31%			Fidelity National Financial Inc	1,879,161	25,275
Johnson Controls Inc	274,400	10,534	MetLife Inc	653,600	29,915
			Validus Holdings Ltd	423,300	12,868
Banks - 7.06%				$ 231,861
Australia & New Zealand Banking Group Ltd	295,800	7,040	Machinery - Diversified - 1.29%
ADR			Deere & Co	476,700	43,332
Banco Santander SA ADR	3,319,598	40,632
Bank of New York Mellon Corp/The	1,605,580	50,142	Media - 1.02%
Bank of Nova Scotia	642,609	36,378	Walt Disney Co/The	434,991	16,908
JP Morgan Chase & Co	39,000	1,753	Yellow Media Inc	2,863,780	17,529
M&T Bank Corp	366,900	31,726		$ 34,437
Northern Trust Corp	711,000	36,958	Mining - 0.76%
US Bancorp	1,217,800	32,880	BHP Billiton Ltd ADR	285,700	25,436
	$ 237,509
Beverages - 0.71%			Miscellaneous Manufacturing - 3.84%
Coca-Cola Co/The	198,900	12,501	3M Co	305,000	26,816
Dr Pepper Snapple Group Inc	174,529	6,183	Honeywell International Inc	388,900	21,782
Molson Coors Brewing Co	111,200	5,212	Parker Hannifin Corp	533,300	47,682
	$ 23,896		Siemens AG ADR	255,500	32,809
Chemicals - 1.18%				$ 129,089
Air Products & Chemicals Inc	168,800	14,728	Oil & Gas - 9.51%
EI du Pont de Nemours & Co	491,700	24,919	Chevron Corp	743,100	70,542
	$ 39,647		Encana Corp	1,276,200	41,183
Commercial Services - 0.53%			Exxon Mobil Corp	677,800	54,685
Automatic Data Processing Inc	369,900	17,718	Marathon Oil Corp	1,194,900	54,607
			Penn West Petroleum Ltd	1,480,600	40,702
Consumer Products - 1.60%			Total SA ADR	989,178	58,134
Clorox Co	208,500	13,113		$ 319,853
Kimberly-Clark Corp	630,300	40,799	Pharmaceuticals - 11.67%
	$ 53,912		Abbott Laboratories	1,425,600	64,380
Distribution & Wholesale - 1.94%			Bristol-Myers Squibb Co	2,110,178	53,134
Genuine Parts Co	1,256,777	65,038	GlaxoSmithKline PLC ADR	1,239,159	45,019
			Merck & Co Inc	1,834,880	60,863
Diversified Financial Services - 4.36%			Novartis AG ADR	802,882	44,849
AllianceBernstein Holding LP	1,939,673	41,082	Pfizer Inc	3,167,445	57,711
BlackRock Inc	189,700	37,565	Roche Holding AG ADR	1,052,200	40,268
Federated Investors Inc	1,289,555	34,921	Teva Pharmaceutical Industries Ltd ADR	478,300	26,139
NYSE Euronext	1,038,959	33,049		$ 392,363
	$ 146,617		Pipelines - 2.67%
Electric - 4.24%			Enterprise Products Partners LP	1,095,826	47,734
NextEra Energy Inc	915,400	48,937	Kinder Morgan Energy Partners LP	395,321	28,293
Progress Energy Inc	1,000,345	44,936	Spectra Energy Corp	523,279	13,726
Wisconsin Energy Corp	104,400	6,294		$ 89,753
Xcel Energy Inc	1,802,200	42,478	REITS - 5.31%
	$ 142,645		Annaly Capital Management Inc	3,499,000	62,387
Electrical Components & Equipment - 1.30%			Chimera Investment Corp	3,855,204	16,192
Emerson Electric Co	740,900	43,624	Digital Realty Trust Inc	972,800	52,920
			HCP Inc	438,285	16,256
Entertainment - 0.51%			Health Care REIT Inc	491,500	24,123
OPAP SA ADR	1,677,400	17,193	Kimco Realty Corp	363,832	6,582
				$ 178,460
Food - 3.36%			Retail - 3.69%
General Mills Inc	439,000	15,268	Costco Wholesale Corp	196,100	14,088
Kellogg Co	276,300	13,898	McDonald's Corp	698,700	51,473
Kraft Foods Inc	1,565,723	47,864	Wal-Mart Stores Inc	1,040,300	58,330
Kroger Co/The	465,200	9,955		$ 123,891
Sysco Corp	891,200	25,970	Semiconductors - 4.83%
	$ 112,955		Applied Materials Inc	765,800	12,016
Gas - 1.43%			Intel Corp	3,165,300	67,927
Sempra Energy	919,900	47,899	Maxim Integrated Products Inc	417,800	10,788
			Microchip Technology Inc	1,102,200	40,197

See accompanying notes

43

Schedule of Investments Equity Income Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Taiwan Semiconductor Manufacturing Co Ltd	2,415,907 $	31,576	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
ADR			Banks (continued)
		$ 162,504	Investment in Joint Trading Account; Morgan	$ 10,859	$ 10,859
Software - 1.65%			Stanley Repurchase Agreement; 0.21% dated
Microsoft Corp	2,001,500	55,492	01/31/11 maturing 02/01/11 (collateralized by
			Sovereign Agency Issues; $11,076,365;
Telecommunications - 5.67%			0.00% - 4.63%; dated 07/27/11 - 01/02/14)
AT&T Inc	1,268,700	34,915			$ 80,485
BCE Inc	1,002,300	36,414	TOTAL REPURCHASE AGREEMENTS		$ 80,485
CenturyLink Inc	213,900	9,249	Total Investments		$ 3,352,867
Qwest Communications International Inc	1,158,800	8,262	Other Assets in Excess of Liabilities, Net - 0.27%		$ 9,179
Telefonica SA ADR	581,300	14,608	TOTAL NET ASSETS - 100.00%		$ 3,362,046
Verizon Communications Inc	1,453,500	51,774
Vodafone Group PLC ADR	1,250,262	35,457
		$ 190,679
Toys, Games & Hobbies - 1.69%
Mattel Inc	2,398,019	56,785	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Transportation - 2.07%			cost of investments held as of the period end were as follows:
Norfolk Southern Corp	470,300	28,778
Union Pacific Corp	432,100	40,889	Unrealized Appreciation		$ 559,146
		$ 69,667	Unrealized Depreciation		(73,522)
TOTAL COMMON STOCKS		$ 3,247,972	Net Unrealized Appreciation (Depreciation)		$ 485,624
PREFERRED STOCKS - 0.68%	Shares Held Value (000's)		Cost for federal income tax purposes		$ 2,867,243
Banks - 0.24%			All dollar amounts are shown in thousands (000's)
National City Capital Trust II	191,700	4,804
National City Capital Trust III	135,000	3,382	Portfolio Summary (unaudited)
		$ 8,186	Sector		Percent
Diversified Financial Services - 0.10%			Financial		26 .70%
National City Capital Trust IV	125,000	3,298	Consumer, Non-cyclical		20 .13%
			Energy		12 .18%
REITS - 0.34%			Industrial		10 .42%
Public Storage Inc 6.63%; Series M	375,300	9,439	Consumer, Cyclical		9 .47%
Public Storage Inc 7.25%; Series K	79,700	2,007	Communications		6 .74%
		$ 11,446	Technology		6 .48%
TOTAL PREFERRED STOCKS		$ 22,930	Utilities		5 .67%
	Principal		Basic Materials		1 .94%
	Amount		Other Assets in Excess of Liabilities, Net		0 .27%
BONDS - 0.05%	(000's)	Value (000's)	TOTAL NET ASSETS		100.00%
Telecommunications - 0.05%
Telus Corp
8.00%, 06/01/2011	$ 1,446	$ 1,480

TOTAL BONDS		$ 1,480
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.39%	(000's)	Value (000's)
Banks - 2.39%
Investment in Joint Trading Account; Credit Suisse $ 16,707		$ 16,707
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $17,040,561; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	22,275	22,275
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $22,720,748;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	8,353	8,353
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $8,520,280; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	22,291	22,291
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $22,736,993;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)

See accompanying notes

44

Schedule of Investments Global Diversified Income Fund January 31, 2011 (unaudited)

COMMON STOCKS - 24.72%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.02%			Distribution & Wholesale - 0.16%
United Technologies Corp	3,743 $	304	ITOCHU Corp	78,700 $	857
			Marubeni Corp	61,000	459
Agriculture - 0.07%			Mitsubishi Corp	17,200	480
Altria Group Inc	34,783	818	Mitsui & Co Ltd	36,600	618
Lorillard Inc	6,070	456	Sumitomo Corp	36,600	527
	$ 1,274			$ 2,941
Apparel - 0.03%			Diversified Financial Services - 0.14%
Onward Holdings Co Ltd	64,000	557	AGF Management Ltd	16,500	307
			Ameriprise Financial Inc	10,658	657
Automobile Manufacturers - 0.15%			ARA Asset Management Ltd (b)	204,000	257
Daimler AG	14,019	1,029	BGC Partners Inc	64,762	525
Nissan Motor Co Ltd	60,000	607	BlackRock Inc	2,183	432
Peugeot SA (a)	15,476	647	Intermediate Capital Group PLC	89,638	487
Toyota Motor Corp	12,500	515		$ 2,665
	$ 2,798		Electric - 0.35%
Automobile Parts & Equipment - 0.06%			Ameren Corp	15,937	452
Magna International Inc	12,600	736	CLP Holdings Ltd	101,500	824
Unipres Corp	17,100	345	Consolidated Edison Inc	12,759	637
	$ 1,081		Duke Energy Corp	41,003	733
Banks - 1.13%			Edison International	14,062	510
Australia & New Zealand Banking Group Ltd	47,116	1,117	Enel SpA	130,167	735
Banco Bilbao Vizcaya Argentaria SA	37,175	456	GDF Suez	11,817	468
Banco Santander SA	44,149	541	Northeast Utilities	19,274	634
Bank of America Corp	103,273	1,418	Pinnacle West Capital Corp	9,876	402
Bank of Montreal	8,700	502	Progress Energy Inc	9,318	419
Bank of Nova Scotia	7,900	445	Public Power Corp SA	21,679	354
Bendigo and Adelaide Bank Ltd	39,287	384	Unisource Energy Corp	9,023	323
BNP Paribas	6,318	472		$ 6,491
Canadian Imperial Bank of Commerce/Canada	9,800	746	Electrical Components & Equipment - 0.04%
Capital One Financial Corp	19,041	917	Hitachi Ltd	152,000	832
Citigroup Inc (a)	158,144	762
Commonwealth Bank of Australia	9,924	521	Electronics - 0.05%
Community Bank System Inc	14,612	369	Premier Farnell PLC	71,783	333
Credit Agricole SA	39,367	581	Spectris PLC	24,160	523
DnB NOR ASA	21,502	296		$ 856
FNB Corp/PA	43,350	438	Engineering & Construction - 0.09%
Goldman Sachs Group Inc/The	2,569	420	Alion Science and Technology Corp - Warrants	3,935	—
JP Morgan Chase & Co	29,428	1,322	(a),(c),(d)
Laurentian Bank of Canada	7,500	398	Bilfinger Berger SE	3,876	343
M&T Bank Corp	5,096	441	Carillion PLC	45,533	280
Mitsubishi UFJ Financial Group Inc	119,500	621	NCC AB	18,713	436
Mizuho Financial Group Inc	547,400	1,057	Vinci SA	9,660	558
National Australia Bank Ltd	28,723	709		$ 1,617
National Bank of Canada	7,400	516	Entertainment - 0.02%
PNC Financial Services Group Inc	14,588	875	Heiwa Corp	31,600	461
Royal Bank of Canada	6,000	322
Sumitomo Mitsui Financial Group Inc	27,100	921	Food - 0.08%
Svenska Handelsbanken AB	18,962	646	B&G Foods Inc	25,611	344
Torinto Dominion Bank	13,400	1,003	ConAgra Foods Inc	28,578	638
Wells Fargo & Co	50,372	1,633	Kraft Foods Inc	14,039	429
	$ 20,849			$ 1,411
Chemicals - 0.20%			Forest Products & Paper - 0.20%
BASF SE	16,984	1,313	Canfor Corp (a)	46,100	561
EI du Pont de Nemours & Co	22,891	1,160	International Paper Co	24,984	722
Koninklijke DSM NV	9,856	584	MeadWestvaco Corp	15,057	431
PPG Industries Inc	6,525	550	Rayonier Inc	9,661	572
	$ 3,607		Svenska Cellulosa AB	16,849	294
Commercial Services - 0.02%			UPM-Kymmene OYJ	24,311	501
Corrections Corp of America (a)	15,700	390	West Fraser Timber Co Ltd	11,200	564
				$ 3,645
Computers - 0.02%			Gas - 0.07%
Obic Co Ltd	1,700	327	Laclede Group Inc/The	9,110	346
			NiSource Inc	24,622	459
Consumer Products - 0.03%			UGI Corp	12,948	406
Kimberly-Clark Corp	8,367	542		$ 1,211
			Healthcare - Products - 0.05%
Cosmetics & Personal Care - 0.07%			Johnson & Johnson	15,778	943
Procter & Gamble Co	19,310	1,219
			Healthcare - Services - 0.10%
			Aetna Inc	18,046	595

See accompanying notes

45

Schedule of Investments Global Diversified Income Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Oil & Gas (continued)
UnitedHealth Group Inc	29,117 $	1,195	Total SA	29,963 $	1,753
	$ 1,790		Valero Energy Corp	28,862	732
Holding Companies - Diversified - 0.15%			Vermilion Energy Inc	11,900	563
Compass Diversified Holdings	25,673	443	W&T Offshore Inc	27,256	555
Seven Group Holdings Ltd	64,238	578		$ 23,222
Wharf Holdings Ltd	240,000	1,825	Oil & Gas Services - 0.14%
	$ 2,846		National Oilwell Varco Inc	6,591	487
Insurance - 0.48%			PAA Natural Gas Storage LP	37,300	921
ACE Ltd	5,737	353	Targa Resources Corp	40,508	1,245
Allianz SE	9,983	1,391		$ 2,653
Aviva PLC	134,896	959	Pharmaceuticals - 0.45%
AXA SA	35,494	751	AstraZeneca PLC	22,937	1,118
Baloise Holding AG	2,638	272	Bristol-Myers Squibb Co	43,206	1,088
Berkshire Hathaway Inc - Class B (a)	5,063	414	Daiichi Sankyo Co Ltd	22,000	478
Maiden Holdings Ltd	36,428	291	Eli Lilly & Co	15,255	530
Muenchener Rueckversicherungs AG	2,513	395	GlaxoSmithKline PLC	21,465	388
Power Corp of Canada/Canada	12,000	323	Merck & Co Inc	17,819	591
Protective Life Corp	12,028	332	Novartis AG	24,496	1,364
Sampo OYJ	20,927	617	Pfizer Inc	53,657	978
SCOR SE	15,125	419	Sanofi-Aventis SA	14,346	980
Sun Life Financial Inc	16,743	527	Takeda Pharmaceutical Co Ltd	18,000	868
Travelers Cos Inc/The	9,767	549		$ 8,383
Unitrin Inc	11,175	301	Pipelines - 9.56%
Zurich Financial Services	3,833	1,048	Buckeye Partners LP	112,800	7,294
	$ 8,942		Chesapeake Midstream Partners LP	34,296	934
Investment Companies - 0.07%			Copano Energy LLC	160,800	5,406
Ares Capital Corp	18,538	311	DCP Midstream Partners LP	48,000	1,894
MCG Capital Corp	72,803	495	Enbridge Energy Partners LP	118,700	7,526
TICC Capital Corp	44,098	542	Energy Transfer Equity LP	47,300	1,840
	$ 1,348		Energy Transfer Partners LP	292,200	15,756
Iron & Steel - 0.03%			Enterprise Products Partners LP	385,200	16,779
OneSteel Ltd	175,026	477	Holly Energy Partners LP (c)	124,500	6,770
			Kinder Morgan Management LLC (a)	249,647	15,997
Leisure Products & Services - 0.02%			Magellan Midstream Partners LP	267,700	15,125
Daiichikosho Co Ltd	15,500	283	MarkWest Energy Partners LP	87,400	3,808
			Niska Gas Storage Partners LLC	69,460	1,400
Lodging - 0.09%			NuStar Energy LP	160,400	11,188
Starwood Hotels & Resorts Worldwide Inc	29,800	1,757	Oneok Inc	6,424	378
			ONEOK Partners LP	115,100	9,323
Media - 0.10%			Plains All American Pipeline LP	157,000	10,274
Comcast Corp - Class A	26,547	604	Regency Energy Partners LP	276,900	7,357
SKY Perfect JSAT Holdings Inc	1,149	426	Spectra Energy Corp	30,704	805
Viacom Inc	11,233	467	Sunoco Logistics Partners LP (c)	96,500	8,279
Walt Disney Co/The	9,489	369	Targa Resources Partners LP	168,300	5,608
	$ 1,866		TC Pipelines LP (c)	105,000	5,434
Miscellaneous Manufacturing - 0.27%			TransCanada Corp	18,300	668
Eaton Corp	7,858	848	Western Gas Partners LP	58,400	1,921
General Electric Co	147,993	2,981	Williams Partners LP	313,200	14,865
Siemens AG	8,695	1,118		$ 176,629
	$ 4,947		Publicly Traded Investment Fund - 0.03%
Office & Business Equipment - 0.02%			John Hancock Preferred Income Fund III	37,571	600
Xerox Corp	41,789	444
			Real Estate - 1.56%
Oil & Gas - 1.26%			Allgreen Properties Ltd	1,290,000	1,105
BP PLC	136,516	1,073	Atrium European Real Estate Ltd	70,000	425
Caltex Australia Ltd	38,668	519	Brookfield Properties Corp	46,900	823
Chevron Corp	19,968	1,895	CB Richard Ellis Group Inc (a)	21,000	466
ConocoPhillips	23,568	1,684	China Overseas Land & Investment Ltd	220,000	418
Cosmo Oil Co Ltd	92,000	298	China Resources Land Ltd	508,000	921
ENI SpA	48,095	1,139	Citycon OYJ	180,000	782
Exxon Mobil Corp	54,746	4,417	Daito Trust Construction Co Ltd	6,200	435
Hess Corp	10,039	844	Deutsche Euroshop AG	34,762	1,304
Marathon Oil Corp	24,057	1,099	Fabege AB	60,900	665
Occidental Petroleum Corp	3,839	371	FKP Property Group	1,348,524	1,071
Penn West Petroleum Ltd	17,500	479	Gazit-Globe Ltd	38,885	457
Precision Drilling Corp (a)	66,340	697	Global Logistic Properties Ltd (a)	276,753	450
Repsol YPF SA	26,363	830	Great Eagle Holdings Ltd	280,000	939
Royal Dutch Shell PLC - A Shares	54,291	1,913	Hang Lung Properties Ltd	252,000	1,110
Royal Dutch Shell PLC - B Shares	47,396	1,651	Henderson Land Development Co Ltd	283,000	1,975
Statoil ASA	29,206	710	Henderson Land Development Co Ltd - Warrants	12,000	2
			(a)

See accompanying notes

46

Schedule of Investments
Global Diversified Income Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			REITS (continued)
Hongkong Land Holdings Ltd	229,000 $	1,616	Northern Property Real Estate Investment Trust	50,400 $	1,414
Hysan Development Co Ltd	79,000	379	Omega Healthcare Investors Inc	47,300	1,054
Jones Lang LaSalle Inc	5,900	523	Primary Health Properties PLC	142,000	740
Midland Holdings Ltd	916,000	742	ProLogis	280,400	4,184
Mitsubishi Estate Co Ltd	38,000	718	Public Storage Inc	5,000	545
Mitsui Fudosan Co Ltd	29,000	592	Ramco-Gershenson Properties Trust	138,397	1,780
New World Development Ltd	1,039,000	1,984	RioCan Real Estate Investment Trust	32,000	742
PSP Swiss Property AG (a)	14,200	1,110	Simon Property Group Inc	77,292	7,841
Shimao Property Holdings Ltd	959,000	1,464	SL Green Realty Corp	8,500	618
Sponda OYJ	180,641	924	Societe de la Tour Eiffel	6,600	545
Sun Hung Kai Properties Ltd	323,000	5,428	Stockland	770,000	2,767
	$ 28,828		Sun Communities Inc	38,800	1,285
REITS - 6.00%			Suntec Real Estate Investment Trust	1,147,000	1,394
Alstria Office REIT-AG	48,953	698	Taubman Centers Inc	24,700	1,293
Annaly Capital Management Inc	70,400	1,255	Tishman Speyer Office Fund (a)	1,387,000	721
Apartment Investment & Management Co	54,500	1,393	Unibail-Rodamco SE	21,920	4,185
Associated Estates Realty Corp	25,427	377	United Urban Investment Corp	1,863	2,541
Astro Japan Property Group	319,800	1,077	Vornado Realty Trust	47,642	4,197
AvalonBay Communities Inc	27,200	3,153	Westfield Group	599,578	5,901
Boardwalk Real Estate Investment Trust	6,400	281	Westfield Retail Trust (a)	224,578	593
Boston Properties Inc	36,877	3,480	Workspace Group PLC	1,000,000	407
BRE Properties Inc	9,395	419		$ 110,761
British Land Co PLC	295,976	2,455	Retail - 0.54%
Cambridge Industrial Trust	2,699,000	1,100	Aeon Co Ltd	31,100	391
Canadian Real Estate Investment Trust	32,400	1,035	CVS Caremark Corp	12,933	442
CapLease Inc	228,500	1,261	Inergy LP	205,300	8,401
CBL & Associates Properties Inc	39,545	675	Kesa Electricals PLC	129,665	267
CDL Hospitality Trusts	198,000	326	Macy's Inc	18,772	435
Champion REIT	2,634,000	1,594		$ 9,936
Charter Hall Office REIT	289,300	904	Savings & Loans - 0.04%
Colonial Properties Trust	43,200	829	Dime Community Bancshares Inc	19,252	290
Cominar Real Estate Investment Trust	32,700	701	New York Community Bancorp Inc	22,759	417
Corio NV	13,000	849		$ 707
Cypress Sharpridge Investments Inc	95,383	1,245	Semiconductors - 0.06%
Dundee Real Estate Investment Trust	51,000	1,542	Intel Corp	26,749	574
DuPont Fabros Technology Inc	42,600	976	STMicroelectronics NV	41,151	498
EastGroup Properties Inc	14,200	619		$ 1,072
Education Realty Trust Inc	73,800	576	Storage & Warehousing - 0.02%
Entertainment Properties Trust	49,903	2,297	Safestore Holdings PLC	200,258	457
Equity One Inc	61,300	1,143
Equity Residential	75,100	4,070	Telecommunications - 0.64%
Eurocommercial Properties NV	27,826	1,265	AT&T Inc	53,300	1,467
Federal Realty Investment Trust	17,265	1,389	BT Group PLC	309,038	870
Fonciere Des Regions	54	5	Consolidated Communications Holdings Inc	37,084	658
Fortune Real Estate Investment Trust	1,517,000	797	France Telecom SA	36,621	799
Frasers Commercial Trust	7,445,000	995	Frontier Communications Corp	86,723	795
Gecina SA	7,451	890	NTT DoCoMo Inc	454	812
General Growth Properties Inc	29,437	436	Qwest Communications International Inc	120,848	862
GEO Property Group	900,000	184	Telecom Italia SpA	239,574	340
Glimcher Realty Trust	176,300	1,553	Telecom Italia SpA - RNC	286,641	341
Goodman Group	2,150,417	1,429	Telefonica SA	70,899	1,775
Great Portland Estates PLC	192,948	1,113	Verizon Communications Inc	46,830	1,668
Hammerson PLC	83,000	571	Vodafone Group PLC	502,048	1,409
HCP Inc	62,029	2,300		$ 11,796
Health Care REIT Inc	35,300	1,733	Toys, Games & Hobbies - 0.02%
Hersha Hospitality Trust	170,444	1,123	Mattel Inc	14,404	341
Highwoods Properties Inc	31,900	1,045
Home Properties Inc	15,600	869	Water - 0.02%
Host Hotels & Resorts Inc	56,031	1,037	American Water Works Co Inc	17,812	454
InnVest Real Estate Investment Trust	73,100	500
Japan Excellent Inc	66	404	TOTAL COMMON STOCKS	$ 456,560
Japan Logistics Fund Inc	80	766
Japan Retail Fund Investment Corp	240	441	PREFERRED STOCKS - 7.32%	Shares Held Value (000's)
Klepierre	38,372	1,396	Banks - 1.71%
Land Securities Group PLC	213,793	2,310	Bank of America Corp 6.63%; Series I	3,312	78
LaSalle Hotel Properties	41,100	1,141	Bank of America Corp 8.63%; Series MER	59,900	1,577
Link REIT/The	220,000	692	Barclays Bank PLC 7.75%	68,100	1,732
LTC Properties Inc	43,800	1,198	Barclays Bank PLC 8.13%	251,700	6,491
Mapletree Logistics Trust	1,084,000	794	BB&T Capital Trust VII	50,500	1,352
			CoBank ACB 11.00%; Series C (b)	10,000	558
Mori Trust Sogo Reit Inc	50	521	CoBank ACB 11.00%; Series D (c)	8,400	467
Nippon Building Fund Inc	75	787

See accompanying notes

47

Schedule of Investments Global Diversified Income Fund January 31, 2011 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Insurance (continued)
CoBank ACB 7.00%; Series 144A (b),(c)	88,000 $	4,067	RenaissanceRe Holdings Ltd - Series D	24,800$	608
Deutsche Bank Contingent Capital Trust II	23,002	529	Torchmark Capital Trust III	1,800	45
Deutsche Bank Contingent Capital Trust III	111,500	2,863		$ 32,693
Deutsche Bank Contingent Capital Trust V	38,200	994	Media - 0.07%
Fifth Third Capital Trust V	11,900	298	CBS Corp 6.75%	32,100	807
Fifth Third Capital Trust VI	9,564	240	Viacom Inc	19,100	488
Fifth Third Capital Trust VII	34,300	907		$ 1,295
HSBC Holdings PLC 6.20%	21,800	517	Oil & Gas - 0.01%
HSBC Holdings PLC 8.00%	221,346	5,992	Nexen Inc	5,900	148
KeyCorp Capital V	4,200	96
KeyCorp Capital VIII	3,600	89	REITS - 2.24%
KeyCorp Capital X	39,550	1,026	BRE Properties Inc - Series C	25,000	614
M&T Capital Trust IV	9,600	252	CommonWealth REIT	121,014	2,567
National City Capital Trust II	3,100	78	CommonWealth REIT - Series C	5,833	145
Santander Finance Preferred SA Unipersonal	10,000	280	Developers Diversified Realty Corp 7.38%	16,600	386
SunTrust Capital IX	6,700	174	Developers Diversified Realty Corp 7.50%	4,000	94
VNB Capital Trust I	37,508	961	Developers Diversified Realty Corp 8.00%	2,700	67
	$ 31,618		Duke Realty Corp 6.60%	56,620	1,309
Diversified Financial Services - 0.72%			Duke Realty Corp 6.63%	3,115	72
Ameriprise Financial Inc	48,300	1,325	Duke Realty Corp 6.95%	10,100	248
Citigroup Capital VIII	14,800	363	Duke Realty Corp 7.25%	20,000	496
Citigroup Capital XII	137,225	3,609	Duke Realty Corp 8.38%	7,000	183
Citigroup Capital XIII	106,500	2,847	Harris Preferred Capital Corp	15,200	386
Citigroup Capital XV	4,200	98	Kimco Realty Corp 6.65%	6,000	148
Citigroup Capital XVI	46,600	1,065	Kimco Realty Corp 6.90%	201,126	4,952
CORTS Trust for First Union Institutional Capital I	1,800	47	Kimco Realty Corp 7.75%	148,966	3,809
Countrywide Financial Corp	22,600	544	Prologis - Series C	51,100	2,732
Credit Suisse/Guernsey	25,600	682	Prologis - Series G	8,000	188
JP Morgan Chase Capital XXIX	637	16	PS Business Parks Inc - Series R	111,409	2,735
MBNA Capital D	2,816	71	PS Business Parks Inc - Series M	105,177	2,614
Merrill Lynch Capital Trust II	29,500	678	PS Business Parks Inc - Series O	21,927	548
Morgan Stanley Capital Trust III	31,100	724	PS Business Parks Inc - Series P	110,825	2,698
Morgan Stanley Capital Trust IV	27,700	643	Public Storage Inc 6.45%; Series F	16,900	411
National City Capital Trust IV	16,000	422	Public Storage Inc 6.60%; Series C	21,400	526
PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000	72	Public Storage Inc 6.63%; Series M	1,595	40
PreferredPlus TR-CCR1 8.05%; Series CCR1	5,200	132	Public Storage Inc 6.88%	6,431	164
	$ 13,338		Public Storage Inc 6.95%; Series H	3,190	80
Electric - 0.08%			Public Storage Inc 7.25%; Series K	128,312	3,232
Entergy Arkansas Inc	3,000	75	Regency Centers Corp 7.25%	36,114	897
Entergy Louisiana LLC (a)	11,790	296	Regency Centers Corp 7.45%	98,035	2,475
Entergy Texas Inc	6,400	184	Suntrust Real Estate Investment Corp (a),(b),(d)	30	3,008
NextEra Energy Capital Holdings Inc	5,900	169	Vornado Realty LP	121,722	3,272
PPL Capital Funding Inc	6,200	160	Vornado Realty Trust - Series F	4,000	96
SCANA Corp	21,940	607	Weingarten Realty Investors 6.50%	6,000	141
	$ 1,491		Weingarten Realty Investors 6.75%	1,600	40
Insurance - 1.77%				$ 41,373
AAG Holding Co Inc 7.25%	10,925	272	Sovereign - 0.49%
AAG Holding Co Inc 7.50%	75,249	1,886	Farm Credit Bank/Texas	8,500	8,978
Aegon NV 6.375%	330,561	7,120
Aegon NV 6.50%	16,500	355	Telecommunications - 0.23%
Aegon NV 6.875%	3,600	82	Telephone & Data Systems Inc (a)	110,994	2,740
Allianz SE	193,277	5,080	Telephone & Data Systems Inc 7.60%	59,293	1,499
American Financial Group Inc/OH 7.00%	16,170	401	United States Cellular Corp 7.50%	1,778	45
American Financial Group Inc/OH 7.13%	1,150	29		$ 4,284
Arch Capital Group Ltd 7.88%	34,100	863	TOTAL PREFERRED STOCKS	$ 135,218
Arch Capital Group Ltd 8.00%	18,207	462	CONVERTIBLE PREFERRED STOCKS -
Axis Capital Holdings Ltd 7.25%; Series A	25,290	635	0.25%	Shares Held Value (000's)
Axis Capital Holdings Ltd 7.50%; Series B	60,000	5,784	Banks - 0.16%
Berkley W R Capital Trust	19,629	484	Bank of America Corp	550	545
Delphi Financial Group Inc 7.38%	45,203	1,062	Wells Fargo & Co	2,310	2,408
Everest Re Capital Trust II	31,874	765		$ 2,953
ING Groep NV 6.20%	1,000	21	REITS - 0.09%
ING Groep NV 7.05%	104,600	2,353	Digital Realty Trust Inc	50,000	1,648
ING Groep NV 7.20%	45,535	1,046
ING Groep NV 7.38%	13,100	303	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 4,601
ING Groep NV 8.50%	53,800	1,362
PartnerRe Ltd 6.50%	2,000	50
PLC Capital Trust III	49,996	1,260
PLC Capital Trust IV	1,032	26
PLC Capital Trust V	4,800	110
RenaissanceRe Holdings Ltd - Series C	9,800	229

See accompanying notes

48

Schedule of Investments Global Diversified Income Fund January 31, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS - 58.44%	(000's)	Value (000's)		BONDS (continued)	(000's)	Value (000's)
Advertising - 0.14%				Banks (continued)
MDC Partners Inc				BPCE SA
11.00%, 11/01/2016	$ 365	$ 402		12.50%, 08/29/2049(b)	$ 4,850	$ 5,356
11.00%, 11/01/2016(b)	2,000	2,180		CIT Group Inc
		$ 2,582		7.00%, 05/01/2016	4,500	4,545
Aerospace & Defense - 0.39%				Claudius Ltd for Credit Suisse
Kratos Defense & Security Solutions Inc				7.88%, 06/29/2049	13,760	14,035
10.00%, 06/01/2017	1,895	2,115		8.25%, 06/29/2049	1,000	1,033
Sequa Corp				Corestates Capital I
11.75%, 12/01/2015(b)	4,000	4,360		8.00%, 12/15/2026(b)	680	680
13.50%, 12/01/2015(b)	500	558		Credit Agricole SA
Triumph Group Inc				8.38%, 12/13/2049(b),(e)	5,900	6,195
8.00%, 11/15/2017	250	265		9.75%, 06/29/2049	1,600	1,696
		$ 7,298		Development Bank of Kazakhstan JSC
Agriculture - 0.04%				5.50%, 12/20/2015(b)	680	695
Vector Group Ltd				FCB/NC Capital Trust I
11.00%, 08/15/2015	750	775		8.05%, 03/01/2028	1,000	993
				First Empire Capital Trust II
Airlines - 0.51%				8.28%, 06/01/2027	5,300	5,180
Continental Airlines 2007-1 Class C Pass Through				First Hawaiian Capital I
Trust				8.34%, 07/01/2027	1,000	1,010
7.34%, 04/19/2014	3,625	3,648		First Union Capital I
Delta Air Lines 2002-1 Class G-1 Pass Through				7.94%, 01/15/2027	2,416	2,455
Trust				First Union Institutional Capital I
6.72%, 01/02/2023	277	282		8.04%, 12/01/2026	2,080	2,121
Delta Air Lines Inc				First Union Institutional Capital II
12.25%, 03/15/2015(b)	1,400	1,586		7.85%, 01/01/2027	4,775	4,837
Global Aviation Holdings Inc				Fleet Capital Trust II
14.00%, 08/15/2013	2,500	2,725		7.92%, 12/11/2026	1,500	1,528
UAL 2009-2A Pass Through Trust				HBOS Capital Funding LP
9.75%, 01/15/2017	231	268		6.07%, 06/29/2049(b),(e)	3,050	2,638
United Air Lines Inc				HSBC USA Capital Trust I
9.88%, 08/01/2013(b)	892	972		7.81%, 12/15/2026(b)	300	307
ICICI Bank Ltd
		$ 9,481		5.75%, 11/16/2020(b)	785	763
Automobile Parts & Equipment - 0.29%
Exide Technologies				ICICI Bank Ltd/Bahrain
8.63%, 02/01/2018(b)	2,275	2,397		6.63%, 10/03/2012	830	886
Stanadyne Corp				JP Morgan Chase & Co
				7.90%, 04/29/2049(e)	600	647
10.00%, 08/15/2014	2,900	2,915
		$ 5,312		Kazkommertsbank JSC
Banks - 7.08%				8.50%, 04/16/2013	215	211
Abbey National Capital Trust I				KeyCorp Capital III
8.96%, 12/29/2049	2,300	2,472		7.75%, 07/15/2029	395	383
ABN Amro North American Holding Preferred				National Australia Bank/New York
Capital Repackage Trust I				8.00%, 09/29/2049	800	869
6.52%, 12/29/2049(b),(e)	3,130	2,770		Natixis
Banco Bradesco SA/Cayman Islands				9.00%, 04/29/2049	3,312	3,253
				10.00%, 04/29/2049(b),(e)	2,648	2,661
5.90%, 01/16/2021(b)	655	644
Banco de Credito del Peru				NB Capital Trust II
5.38%, 09/16/2020(b)	735	715		7.83%, 12/15/2026	1,150	1,167
Banco do Brasil SA				NB Capital Trust IV
5.38%, 01/15/2021(b)	1,225	1,187		8.25%, 04/15/2027	2,495	2,554
BanColombia SA				PNC Preferred Funding Trust I
				6.52%, 12/31/2049(b),(e)	4,000	3,224
6.13%, 07/26/2020	370	368
Santander Finance Preferred SA Unipersonal
BankAmerica Capital II				10.50%, 12/31/2049 (e)	4,200	4,636
8.00%, 12/15/2026	665	681
BankAmerica Institutional Capital A				Societe Generale
8.07%, 12/31/2026(b)	1,871	1,913		8.75%, 10/29/2049	11,770	12,123
BankAmerica Institutional Capital B				Standard Chartered PLC
				7.01%, 07/29/2049(b)	100	96
7.70%, 12/31/2026(b)	2,700	2,727
Barclays Bank PLC				State Bank of India/London
6.28%, 12/31/2049	300	257		4.50%, 10/23/2014	200	205
6.86%, 09/29/2049(b),(e)	1,830	1,702		SunTrust Capital VIII
7.43%, 12/31/2049(b),(e)	7,750	7,537		6.10%, 12/15/2036	3,800	3,638
BB&T Capital Trust II				Susquehanna Capital II
6.75%, 06/07/2036	1,940	1,935		11.00%, 03/23/2040	750	831
BB&T Capital Trust IV				VTB Bank Via VTB Capital SA
6.82%, 06/12/2057(e)	500	494		6.25%, 06/30/2035	336	345
				6.25%, 07/02/2035(b)	500	516
BBVA International Preferred SA Unipersonal
5.92%, 12/30/2049(e)	7,500	5,679		6.55%, 10/13/2020	715	702
See accompanying notes			49

Schedule of Investments
Global Diversified Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Computers (continued)
VTB Bank Via VTB Capital SA (continued)			SunGard Data Systems Inc
6.88%, 05/29/2018	$ 1,795 $	1,912	10.25%, 08/15/2015	$ 140 $	148
Wachovia Capital Trust I				$ 11,386
7.64%, 01/15/2027(b)	800	802	Consumer Products - 0.96%
Wachovia Capital Trust V			American Achievement Corp
7.97%, 06/01/2027(b)	2,000	2,025	10.88%, 04/15/2016(b)	8,240	8,158
	$ 130,834		Prestige Brands Inc
Beverages - 0.34%			8.25%, 04/01/2018	500	520
Beverages & More Inc			8.25%, 04/01/2018(b)	1,000	1,040
9.63%, 10/01/2014(b)	6,000	6,255	Reynolds Group Issuer Inc / Reynolds Group Issuer
			LLC / Reynolds Group Issuer (Luxembourg) S.A.
Building Materials - 0.53%			7.13%, 04/15/2019(b)	2,700	2,788
Cemex SAB de CV			Scotts Miracle-Gro Co/The
9.00%, 01/11/2018(b)	8,640	8,856	6.63%, 12/15/2020(b)	2,000	2,015
Interline Brands Inc			Spectrum Brands Holdings Inc
7.00%, 11/15/2018	1,000	1,027	9.50%, 06/15/2018(b)	3,000	3,292
	$ 9,883			$ 17,813
Chemicals - 0.33%			Distribution & Wholesale - 0.30%
Braskem Finance Ltd			Intcomex Inc
7.00%, 05/07/2020(b)	1,270	1,308	13.25%, 12/15/2014(b)	5,000	5,250
CPG International I Inc			VWR Funding Inc
7.21%, 07/01/2012(e)	550	550	10.25%, 07/15/2015	264	278
10.50%, 07/01/2013	3,116	3,186		$ 5,528
Ferro Corp			Diversified Financial Services - 6.14%
7.88%, 08/15/2018	1,025	1,093	Ageas Hybrid Financing SA
	$ 6,137		8.25%, 02/28/2049	8,064	7,499
Coal - 0.31%			Alfa Bank OJSC Via Alfa Bond Issuance PLC
Berau Capital Resources Pte Ltd			7.88%, 09/25/2017(b)	425	436
12.50%, 07/08/2015(b)	765	885	Capital One Capital III
Bumi Investment Pte Ltd			7.69%, 08/15/2036	3,050	3,100
10.75%, 10/06/2017(b)	3,490	3,839	Capital One Capital V
Consol Energy Inc			10.25%, 08/15/2039	1,000	1,081
8.25%, 04/01/2020(b)	1,000	1,093	Capital One Capital VI
	$ 5,817		8.88%, 05/15/2040	6,140	6,493
Commercial Services - 2.18%			Citigroup Capital XXI
Aramark Corp			8.30%, 12/21/2057	400	417
8.50%, 02/01/2015	1,015	1,058	E*Trade Financial Corp
Bankrate Inc			7.38%, 09/15/2013	9,450	9,415
11.75%, 07/15/2015(b)	2,000	2,280	Financiera Independencia SAB de CV
Catalent Pharma Solutions Inc			10.00%, 03/30/2015(b)	1,195	1,261
9.50%, 04/15/2015	5,753	5,875	Glen Meadow Pass-Through Trust
DynCorp International Inc			6.51%, 02/12/2067(b),(e)	11,300	9,718
10.38%, 07/01/2017(b)	4,755	4,909	Icahn Enterprises LP / Icahn Enterprises Finance
Knowledge Learning Corp			Corp
7.75%, 02/01/2015(b)	5,575	5,526	7.75%, 01/15/2016	2,750	2,836
Laureate Education Inc			7.75%, 01/15/2016(b)	5,500	5,672
10.00%, 08/15/2015(b)	2,800	2,933	International Lease Finance Corp
Live Nation Entertainment Inc			6.38%, 03/25/2013	1,500	1,564
8.13%, 05/15/2018(b)	1,160	1,198	6.75%, 09/01/2016(b)	1,000	1,070
NCO Group Inc			7.13%, 09/01/2018(b)	1,000	1,077
11.88%, 11/15/2014	3,150	2,788	8.63%, 09/15/2015(b)	2,260	2,520
PharmaNet Development Group Inc			LBG Capital No.1 PLC
10.88%, 04/15/2017(b)	7,250	7,685	7.88%, 11/01/2020	7,400	6,919
Seminole Indian Tribe of Florida			8.00%, 12/29/2049(b),(e)	2,295	2,043
7.75%, 10/01/2017(b)	2,350	2,479	Macquarie PMI LLC
Valassis Communications Inc			8.38%, 12/02/2049	1,350	1,394
6.63%, 02/01/2021(b)	2,000	1,990	Man Group PLC
Wyle Services Corp			5.00%, 08/09/2017	2,100	1,791
10.50%, 04/01/2018(b)	1,500	1,489	11.00%, 05/29/2049	3,857	3,994
	$ 40,210		MBNA Capital A
Computers - 0.62%			8.28%, 12/01/2026	2,175	2,227
Compucom Systems Inc			Nuveen Investments Inc
12.50%, 10/01/2015(b)	5,900	6,372	10.50%, 11/15/2015	7,800	8,034
Stratus Technologies Inc			Old Mutual Capital Funding LP
12.00%, 03/29/2015(b)	3,000	2,700	8.00%, 05/29/2049	6,730	6,494
Stream Global Services Inc			Pinnacle Foods Finance LLC / Pinnacle Foods
11.25%, 10/01/2014	2,068	2,166	Finance Corp
			8.25%, 09/01/2017	2,125	2,189

See accompanying notes

50

Schedule of Investments
Global Diversified Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Entertainment (continued)
Russian Agricultural Bank OJSC Via RSHB			Snoqualmie Entertainment Authority (continued)
Capital SA			9.13%, 02/01/2015(b)	$ 4,150 $	4,109
6.30%, 05/15/2017	$ 1,155 $	1,180	Speedway Motorsports Inc
RZD Capital Ltd			6.75%, 02/01/2019(b),(f)	1,100	1,111
5.74%, 04/03/2017	845	870		$ 28,991
SMFG Preferred Capital USD 2 Ltd			Environmental Control - 0.12%
8.75%, 07/25/2049(b)	3,000	3,190	Darling International Inc
Swiss Re Capital I LP			8.50%, 12/15/2018(b)	2,000	2,160
6.85%, 05/29/2049(b),(e)	6,100	5,967
TNK-BP Finance SA			Food - 0.99%
7.25%, 02/02/2020(b)	5,005	5,430	B&G Foods Inc
Vnesheconombank Via VEB Finance Ltd			7.63%, 01/15/2018	170	180
6.80%, 11/22/2025	375	367	BI-LO LLC / BI-LO Finance Corp
6.90%, 07/09/2020(b)	1,158	1,203	9.25%, 02/15/2019(b),(f)	4,320	4,417
ZFS Finance USA Trust II			Bumble Bee Acquisition Corp
6.45%, 12/15/2065(b),(e)	6,000	6,000	9.00%, 12/15/2017(b)	4,020	4,286
	$ 113,451		JBS Finance II Ltd
Electric - 0.85%			8.25%, 01/29/2018(b)	695	695
Dominion Resources Inc/VA			US Foodservice
7.50%, 06/30/2066	700	733	10.25%, 06/30/2015(b),(e)	8,390	8,684
Integrys Energy Group Inc				$ 18,262
6.11%, 12/01/2066(e)	4,400	4,268	Forest Products & Paper - 0.53%
Majapahit Holding BV			Bio Pappel SAB de CV
7.75%, 01/20/2020(b)	1,505	1,687	7.00%, 08/27/2016(e)	750	689
7.88%, 06/29/2037	100	112	China Forestry Holdings Ltd
NextEra Energy Capital Holdings Inc			7.75%, 11/17/2015(b)	620	422
7.30%, 09/01/2067(e)	200	209	Clearwater Paper Corp
NRG Energy Inc			7.13%, 11/01/2018(b)	1,100	1,141
7.63%, 01/15/2018(b)	3,000	3,037	Exopack Holding Corp
8.25%, 09/01/2020(b)	2,150	2,206	11.25%, 02/01/2014	4,400	4,521
PPL Capital Funding Inc			Sino-Forest Corp
6.70%, 03/30/2067(e)	3,050	2,997	6.25%, 10/21/2017(b)	1,960	1,936
Reliant Energy Mid-Atlantic Power Holdings LLC			Verso Paper Holdings LLC / Verso Paper Inc
9.24%, 07/02/2017	356	391	8.75%, 02/01/2019(b)	1,000	1,036
	$ 15,640			$ 9,745
Electrical Components & Equipment - 0.09%			Hand & Machine Tools - 0.21%
Coleman Cable Inc			Thermadyne Holdings Corp
9.00%, 02/15/2018	1,600	1,656	9.00%, 12/15/2017(b)	3,685	3,888

Electronics - 0.06%			Healthcare - Products - 0.21%
Stoneridge Inc			Biomet Inc
9.50%, 10/15/2017(b)	1,105	1,215	11.63%, 10/15/2017	2,400	2,712
			DJO Finance LLC / DJO Finance Corp
Energy - Alternate Sources - 0.04%			9.75%, 10/15/2017(b)	1,110	1,163
Power Sector Assets & Liabilities Management				$ 3,875
Corp			Healthcare - Services - 0.26%
7.25%, 05/27/2019	304	350	Apria Healthcare Group Inc
7.39%, 12/02/2024(b)	327	376	12.38%, 11/01/2014	1,350	1,495
	$ 726		Community Health Systems Inc
Engineering & Construction - 0.49%			8.88%, 07/15/2015	2,100	2,218
Alion Science and Technology Corp			US Oncology Inc
10.25%, 02/01/2015	5,310	4,281	10.75%, 08/15/2014	1,000	1,039
12.00%, 11/01/2014	4,558	4,775		$ 4,752
	$ 9,056		Holding Companies - Diversified - 0.14%
Entertainment - 1.57%			Susser Holdings LLC / Susser Finance Corp
Chukchansi Economic Development Authority			8.50%, 05/15/2016	2,410	2,603
3.94%, 11/15/2012(b),(e)	2,000	1,302
Diamond Resorts Corp			Housewares - 0.20%
12.00%, 08/15/2018(b)	9,200	9,614	American Standard Americas
Lions Gate Entertainment Inc			10.75%, 01/15/2016(b)	3,500	3,675
10.25%, 11/01/2016(b)	2,500	2,675
NAI Entertainment Holdings LLC			Insurance - 5.66%
8.25%, 12/15/2017(b)	3,700	3,940	Aegon NV
Regal Entertainment Group			2.63%, 07/29/2049	1,300	841
9.13%, 08/15/2018	1,010	1,077	AXA SA
River Rock Entertainment Authority/The			6.38%, 12/29/2049(b),(e)	6,500	5,801
9.75%, 11/01/2011	4,275	4,051	Catlin Insurance Co Ltd
Snoqualmie Entertainment Authority			7.25%, 12/31/2049(b)	13,535	12,317
4.43%, 02/01/2014(b),(e)	1,250	1,112
See accompanying notes			51

Schedule of Investments Global Diversified Income Fund January 31, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS (continued)	(000's) Value (000's)			BONDS (continued)	(000's) Value (000's)
Insurance (continued)				Leisure Products & Services (continued)
CNO Financial Group Inc				Sabre Holdings Corp
9.00%, 01/15/2018(b)	$ 2,500 $	2,631		8.35%, 03/15/2016(e)	$ 4,740 $	4,598
Delphi Financial Group Inc				Travelport LLC
7.88%, 01/31/2020	800	858		11.88%, 09/01/2016	2,865	2,757
Everest Reinsurance Holdings Inc				Travelport LLC / Travelport Inc
6.60%, 05/15/2037(e)	3,100	2,968		9.00%, 03/01/2016	750	707
ING Groep NV					$ 10,187
5.78%, 12/08/2049	3,000	2,610		Lodging - 1.24%
Ironshore Holdings US Inc				Boyd Gaming Corp
8.50%, 05/15/2020(b)	6,170	6,445		6.75%, 04/15/2014	3,200	3,216
Liberty Mutual Group Inc				Caesars Entertainment Operating Co Inc
7.00%, 03/15/2037(b),(e)	300	285		10.00%, 12/15/2018	8,100	7,351
7.80%, 03/15/2037(b)	7,301	7,301		12.75%, 04/15/2018(b)	1,000	1,035
10.75%, 06/15/2058(b),(e)	2,650	3,405		CityCenter Holdings LLC / CityCenter Finance
Lincoln National Corp				Corp
7.00%, 05/17/2066(e)	4,100	4,059		7.63%, 01/15/2016(b)	2,500	2,556
MetLife Capital Trust IV				MGM Resorts International
7.88%, 12/15/2037(b)	2,200	2,371		11.38%, 03/01/2018	2,000	2,235
MetLife Capital Trust X				Seminole Hard Rock Entertainment Inc
9.25%, 04/08/2038(b)	3,600	4,320		2.80%, 03/15/2014(b),(e)	1,300	1,228
Nationwide Financial Services				Wyndham Worldwide Corp
6.75%, 05/15/2037	13,280	12,483		7.38%, 03/01/2020	350	383
Oil Insurance Ltd				Wynn Las Vegas LLC / Wynn Las Vegas Capital
7.56%, 12/29/2049(b),(e)	3,600	3,363		Corp
Progressive Corp/The				7.75%, 08/15/2020	4,600	4,876
6.70%, 06/15/2037	300	320			$ 22,880
Prudential Financial Inc				Machinery - Diversified - 0.65%
8.88%, 06/15/2038(e)	5,405	6,338		Case New Holland Inc
Prudential PLC				7.88%, 12/01/2017(b)	1,760	1,956
6.50%, 06/29/2049	1,500	1,384		Columbus McKinnon Corp/NY
11.75%, 12/29/2049(e)	4,500	5,310		7.88%, 02/01/2019(b)	650	665
Reinsurance Group of America Inc				CPM Holdings Inc
6.75%, 12/15/2065(e)	1,700	1,644		10.63%, 09/01/2014(b)	8,670	9,363
Unitrin Inc					$ 11,984
6.00%, 05/15/2017	75	76		Media - 0.99%
USI Holdings Corp				Bresnan Broadband Holdings LLC
9.75%, 05/15/2015(b)	8,213	8,418		8.00%, 12/15/2018(b)	1,800	1,881
White Mountains Re Group Ltd				Cablevision Systems Corp
7.51%, 05/29/2049(b),(e)	2,900	2,675
				8.00%, 04/15/2020	2,100	2,278
XL Group PLC				CCO Holdings LLC / CCO Holdings Capital Corp
6.50%, 12/31/2049(e)	7,045	6,367		7.00%, 01/15/2019(b)	2,500	2,513
	$ 104,590			8.13%, 04/30/2020	2,000	2,130
Internet - 0.57%				DCP LLC / DCP Corp
GXS Worldwide Inc				10.75%, 08/15/2015(b)	3,960	3,930
9.75%, 06/15/2015	9,055	9,032		Globo Comunicacao e Participacoes SA
Open Solutions Inc				6.25%, 12/31/2049(b),(e)	320	335
9.75%, 02/01/2015(b)	2,250	1,603		Nielsen Finance LLC / Nielsen Finance Co
	$ 10,635			0.00%, 08/01/2016(e)	4,900	5,151
Investment Companies - 0.67%					$ 18,218
American Capital Ltd				Mining - 0.86%
7.96%, 12/31/2013(b),(e)	3,961	3,939		ALROSA Finance SA
Offshore Group Investments Ltd				7.75%, 11/03/2020(b)	2,830	2,982
11.50%, 08/01/2015(b)	7,650	8,511		AngloGold Ashanti Holdings PLC
	$ 12,450			5.38%, 04/15/2020	430	444
Iron & Steel - 0.79%				Gold Fields Orogen Holding BVI Ltd
Atkore International Inc				4.88%, 10/07/2020(b)	770	743
9.88%, 01/01/2018(b)	2,800	2,989		Noranda Aluminum Acquisition Corp
China Oriental Group Co Ltd				5.19%, 05/15/2015(e)	553	520
8.00%, 08/18/2015(b)	1,225	1,271		Novelis Inc/GA
CSN Resources SA				8.38%, 12/15/2017(b)	3,060	3,297
6.50%, 07/21/2020(b)	1,265	1,344		Southern Copper Corp
Evraz Group SA				6.75%, 04/16/2040	1,125	1,146
9.50%, 04/24/2018	3,060	3,462		Vale Overseas Ltd
Standard Steel LLC / Standard Steel Finance Corp				4.63%, 09/15/2020	1,815	1,781
12.00%, 05/01/2015(b),(d)	5,525	5,497		5.63%, 09/15/2019	2,015	2,133
	$ 14,563			6.88%, 11/21/2036	1,010	1,066
Leisure Products & Services - 0.55%				6.88%, 11/10/2039	525	555
Easton-Bell Sports Inc
9.75%, 12/01/2016	1,910	2,125
See accompanying notes			52

Schedule of Investments
Global Diversified Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Vedanta Resources PLC			LB-UBS Commercial Mortgage Trust (continued)
9.50%, 07/18/2018	$ 1,085 $	1,204	0.52%, 02/17/2040	$ 22,186 $	293
	$ 15,871		5.00%, 01/15/2036	1,000	903
Miscellaneous Manufacturing - 0.61%			5.41%, 09/15/2039(e)	2,030	2,057
Amsted Industries Inc			7.70%, 07/15/2032	265	265
8.13%, 03/15/2018(b)	2,000	2,120	Merrill Lynch Mortgage Trust
Eastman Kodak Co			5.78%, 08/12/2016	2,500	2,581
7.25%, 11/15/2013	4,070	3,805	Merrill Lynch/Countrywide Commercial Mortgage
9.75%, 03/01/2018(b)	1,930	1,911	Trust
Polymer Group Inc			0.47%, 09/12/2049(e)	31,041	561
7.75%, 02/01/2019(b)	1,180	1,212	5.42%, 08/12/2048	345	314
RBS Global Inc / Rexnord LLC			5.64%, 11/12/2016	250	265
8.50%, 05/01/2018	2,050	2,199	Morgan Stanley Capital I
	$ 11,247		5.10%, 12/15/2041(b)	1,250	1,262
Mortgage Backed Securities - 3.43%			5.45%, 10/28/2033(b)	130	126
Banc of America Commercial Mortgage Inc			5.63%, 06/12/2012	781	801
4.73%, 07/10/2043(e)	1,500	1,516	Morgan Stanley Reremic Trust
4.99%, 07/10/2042	1,030	1,053	4.97%, 04/15/2040(b)	850	833
5.17%, 09/10/2047	52	52	10.24%, 12/17/2043(b),(e)	1,500	1,584
5.63%, 04/10/2049	1,000	1,045	Prudential Mortgage Capital Funding LLC
5.74%, 02/10/2051(e)	1,240	1,330	7.25%, 05/10/2034(b),(e)	800	803
Banc of America Large Loan Inc			RBSCF Trust
5.62%, 09/24/2017(b)	3,000	3,048	4.66%, 04/15/2015(b)	150	152
5.65%, 05/24/2017(b),(e)	1,000	1,018	5.31%, 03/16/2012(b)	1,000	1,001
BCRR Trust			5.80%, 07/17/2014(b),(e)	150	150
5.86%, 12/15/2043(b)	2,000	2,031	Wachovia Bank Commercial Mortgage Trust
Bear Stearns Commercial Mortgage Securities			0.53%, 06/15/2035(b)	24,402	579
7.95%, 02/15/2032(e)	52	52	5.34%, 11/15/2048	3,158	3,203
Citigroup Commercial Mortgage Trust			5.37%, 11/15/2048	200	187
5.32%, 12/17/2049(b)	746	739	Wells Fargo Commercial Mortgage Trust
5.70%, 06/10/2017(e)	1,000	1,015	0.58%, 11/15/2020(b)	13,678	508
6.10%, 12/10/2049(e)	300	320		$ 63,336
Citigroup/Deutsche Bank Commercial Mortgage			Office & Business Equipment - 0.52%
Trust			CDW LLC / CDW Finance Corp
0.20%, 11/15/2044(b)	66,084	468	8.00%, 12/15/2018(b)	6,000	6,240
5.89%, 11/15/2044	2,493	2,678	Xerox Capital Trust I
Commercial Mortgage Loan Trust			8.00%, 02/01/2027	3,274	3,323
6.01%, 09/10/2017(e)	705	755		$ 9,563
Commercial Mortgage Pass Through Certificates			Oil & Gas - 2.44%
5.81%, 12/10/2049(e)	3,000	3,249	Afren PLC
Credit Suisse First Boston Mortgage Securities			11.50%, 02/01/2016(b),(d),(f)	300	299
Corp			Berry Petroleum Co
0.29%, 01/15/2037(b),(e)	49,975	1,263	6.75%, 11/01/2020	1,100	1,122
4.82%, 10/15/2039	1,500	1,439	CNOOC Finance 2011 Ltd
4.96%, 01/15/2037(b)	2,000	1,967	4.25%, 01/26/2021(b)	1,200	1,180
Credit Suisse Mortgage Capital Certificates			Continental Resources Inc/OK
0.13%, 09/15/2040(b)	79,019	510	7.38%, 10/01/2020	1,500	1,597
5.38%, 11/15/2016(b)	400	423	Denbury Resources Inc
5.55%, 02/15/2039(e)	3,415	3,311	8.25%, 02/15/2020	590	650
5.72%, 06/15/2039(e)	375	393	Ecopetrol SA
FHLMC Multifamily Structured Pass Through			7.63%, 07/23/2019	1,350	1,563
Certificates			Gazprom Via Gaz Capital SA
1.52%, 08/25/2020(e)	32,920	3,019	6.51%, 03/07/2022	1,355	1,389
FREMF Mortgage Trust			7.29%, 08/16/2037(b)	3,345	3,462
4.60%, 11/25/2044(d),(f)	1,800	500	9.25%, 04/23/2019(b)	2,705	3,313
Greenwich Capital Commercial Funding Corp			KazMunayGas National Co
5.44%, 03/10/2039(e)	3,000	3,191	6.38%, 04/09/2021(b)	2,355	2,361
GS Mortgage Securities Corp II			7.00%, 05/05/2020(b)	2,110	2,226
5.37%, 08/17/2016(b)	400	393	11.75%, 01/23/2015	200	249
JP Morgan Chase Commercial Mortgage Securities			Lukoil International Finance BV
Corp			7.25%, 11/05/2019(b)	2,295	2,481
0.53%, 02/15/2051(e)	199,939	2,691	Novatek Finance Ltd
4.99%, 09/12/2037	200	196	6.60%, 02/03/2021(b),(f)	1,000	1,002
5.31%, 01/15/2049	803	821	Pemex Project Funding Master Trust
5.44%, 05/15/2045(e)	2,500	2,542	6.63%, 06/15/2035	415	415
5.74%, 02/12/2049(e)	150	160	Petrobras International Finance Co - Pifco
LB-UBS Commercial Mortgage Trust			3.88%, 01/27/2016	700	707
0.19%, 09/15/2040(b),(e)	92,886	1,217	5.75%, 01/20/2020	3,105	3,206
0.52%, 09/15/2037(b),(e)	49,851	503	6.88%, 01/20/2040	438	452

See accompanying notes

53

Schedule of Investments
Global Diversified Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Retail (continued)
Petrobras International Finance Co - Pifco			Dunkin Finance Corp
(continued)			9.63%, 12/01/2018(b)	$ 7,870 $	8,027
7.88%, 03/15/2019	$ 945 $	1,115	Ferrellgas LP / Ferrellgas Finance Corp
Petroleos de Venezuela SA			6.50%, 05/01/2021(b)	870	844
5.00%, 10/28/2015	1,368	816	Landry's Restaurants Inc
5.25%, 04/12/2017	4,649	2,634	11.63%, 12/01/2015	250	271
5.38%, 04/12/2027	1,670	760	Rite Aid Corp
Petroleos Mexicanos			9.50%, 06/15/2017	8,250	7,116
5.50%, 01/21/2021	2,665	2,688		$ 25,673
8.00%, 05/03/2019	692	829	Savings & Loans - 0.20%
Quicksilver Resources Inc			M&T Capital Trust III
7.13%, 04/01/2016	3,300	3,168	9.25%, 02/01/2027	1,800	1,826
SandRidge Energy Inc			Sovereign Capital Trust VI
8.00%, 06/01/2018(b)	1,275	1,310	7.91%, 06/13/2036	1,900	1,886
8.63%, 04/01/2015	3,929	4,047		$ 3,712
	$ 45,041		Semiconductors - 0.15%
Oil & Gas Services - 0.54%			Freescale Semiconductor Inc
Exterran Holdings Inc			9.25%, 04/15/2018(b)	2,500	2,769
7.25%, 12/01/2018(b)	3,850	3,908
Frac Tech Services LLC / Frac Tech Finance Inc			Software - 0.96%
7.13%, 11/15/2018(b)	1,815	1,858	Aspect Software Inc
Thermon Industries Inc			10.63%, 05/15/2017(b)	7,450	7,766
9.50%, 05/01/2017	3,845	4,133	First Data Corp
	$ 9,899		10.55%, 09/24/2015	8,950	9,040
Packaging & Containers - 0.04%			JDA Software Group Inc
Graphic Packaging International Inc			8.00%, 12/15/2014	900	972
7.88%, 10/01/2018	725	769		$ 17,778
			Sovereign - 4.32%
Pharmaceuticals - 0.71%			Argentina Bonos
BioScrip Inc			7.00%, 10/03/2015	3,825	3,596
10.25%, 10/01/2015	5,860	6,212	Argentina Government International Bond
Elan Finance PLC / Elan Finance Corp			8.28%, 12/31/2033	9,549	8,355
8.88%, 12/01/2013	2,000	2,065	Banco Nacional de Desenvolvimento Economico e
Endo Pharmaceuticals Holdings Inc			Social
7.00%, 12/15/2020(b)	1,850	1,915	5.50%, 07/12/2020	620	628
Giant Funding Corp			6.50%, 06/10/2019	1,717	1,886
8.25%, 02/01/2018(b)	1,965	2,036	Brazilian Government International Bond
Omnicare Inc			5.63%, 01/07/2041	1,315	1,297
6.13%, 06/01/2013	701	705	5.88%, 01/15/2019	4,983	5,519
7.75%, 06/01/2020	250	262	6.00%, 01/17/2017	600	674
	$ 13,195		7.88%, 03/07/2015	2,265	2,701
Pipelines - 0.34%			8.25%, 01/20/2034	400	532
Energy Transfer Equity LP			10.13%, 05/15/2027	606	918
7.50%, 10/15/2020	3,000	3,206	Colombia Government International Bond
TransCanada PipeLines Ltd			6.13%, 01/18/2041	554	565
6.35%, 05/15/2067(e)	3,000	3,010	7.38%, 03/18/2019	1,735	2,086
	$ 6,216		11.75%, 02/25/2020	101	153
Real Estate - 0.05%			Croatia Government International Bond
Central China Real Estate Ltd			6.63%, 07/14/2020(b)	750	777
12.25%, 10/20/2015(b)	955	1,015	El Salvador Government International Bond
			7.63%, 02/01/2041(b),(d),(f)	1,325	1,312
Regional Authority - 0.31%			Indonesia Government International Bond
Provincia de Buenos Aires/Argentina			5.88%, 03/13/2020(b)	370	395
10.88%, 01/26/2021(b),(d)	2,000	1,956	6.63%, 02/17/2037(b)	505	528
11.75%, 10/05/2015(b)	150	158	6.75%, 03/10/2014	1,130	1,252
Provincia de Cordoba			11.63%, 03/04/2019(b)	850	1,233
12.38%, 08/17/2017(b)	3,305	3,536	Mexico Government International Bond
	$ 5,650		5.63%, 01/15/2017	3,126	3,464
REITS - 0.03%			5.95%, 03/19/2019	2,829	3,169
DuPont Fabros Technology LP			6.05%, 01/11/2040	1,758	1,798
8.50%, 12/15/2017	550	595	6.63%, 03/03/2015	865	995
			Panama Government International Bond
Retail - 1.39%			5.20%, 01/30/2020	1,805	1,915
CKE Restaurants Inc			6.70%, 01/26/2036	339	379
11.38%, 07/15/2018	5,650	6,356	Peruvian Government International Bond
Dave & Buster's Inc			5.63%, 11/18/2050	320	298
11.00%, 06/01/2018	2,750	3,059	7.13%, 03/30/2019	3,745	4,473
			8.75%, 11/21/2033	431	590

See accompanying notes

54

Schedule of Investments
Global Diversified Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Sovereign (continued)			Telecommunications (continued)
Philippine Government International Bond			Vimpel Communications Via VIP Finance Ireland
4.00%, 01/15/2021	$ 175 $	166	Ltd OJSC (continued)
6.38%, 01/15/2032	329	346	9.13%, 04/30/2018(b)	$ 3,145	$ 3,507
6.38%, 10/23/2034	702	737	West Corp
Russian Foreign Bond - Eurobond			7.88%, 01/15/2019(b)	2,900	3,009
3.63%, 04/29/2015(b)	1,500	1,498	8.63%, 10/01/2018(b)	1,150	1,233
5.00%, 04/29/2020(b)	2,700	2,674	11.00%, 10/15/2016	2,575	2,810
7.50%, 03/31/2030(b)	6,874	7,888			$ 47,816
South Africa Government International Bond			Textiles - 0.06%
5.50%, 03/09/2020	915	942	Empire Today LLC / Empire Today Finance Corp
6.50%, 06/02/2014	239	265	11.38%, 02/01/2017(b)	1,000	1,033
6.88%, 05/27/2019	500	568
Turkey Government International Bond			Transportation - 1.72%
5.63%, 03/30/2021	1,085	1,093	BNSF Funding Trust I
6.88%, 03/17/2036	1,870	1,935	6.61%, 12/15/2055(e)	1,000	1,040
7.25%, 03/15/2015	1,145	1,295	CEVA Group PLC
Venezuela Government International Bond			8.38%, 12/01/2017(b)	2,150	2,204
5.75%, 02/26/2016	1,635	1,165	11.50%, 04/01/2018(b)	550	602
6.00%, 12/09/2020	1,852	1,080	11.63%, 10/01/2016(b)	6,950	7,680
7.75%, 10/13/2019	2,293	1,518	Florida East Coast Railway Corp
8.25%, 10/13/2024	4,515	2,869	8.13%, 02/01/2017(b)	1,020	1,058
8.50%, 10/08/2014	1,130	966	Kazakhstan Temir Zholy Finance BV
9.25%, 09/15/2027	1,420	1,039	6.38%, 10/06/2020(b)	745	780
9.38%, 01/13/2034	300	203	Quality Distribution LLC / QD Capital Corp
	$ 79,735		9.88%, 11/01/2018(b)	9,500	9,856
Storage & Warehousing - 0.09%			United Maritime Group LLC / United Maritime
Mobile Mini Inc			Group Finance Corp
7.88%, 12/01/2020(b)	1,500	1,605	11.75%, 06/15/2015	8,500	8,500
					$ 31,720
Telecommunications - 2.59%			Water - 0.04%
America Movil SAB de CV			Cia de Saneamento Basico do Estado de Sao Paulo
5.00%, 03/30/2020	1,575	1,633	6.25%, 12/16/2020(b)	780	780
5.00%, 03/30/2020	425	441
5.63%, 11/15/2017	1,985	2,190	TOTAL BONDS		$ 1,079,531
6.13%, 03/30/2040	500	517		Principal
6.38%, 03/01/2035	745	793		Amount
Bakrie Telecom Pte Ltd			CONVERTIBLE BONDS - 0.20%	(000's)	Value (000's)
11.50%, 05/07/2015(b)	565	609
			Agriculture - 0.00%
Buccaneer Merger Sub Inc			Vector Group Ltd
9.13%, 01/15/2019(b)	4,260	4,537	5.75%, 06/15/2026	70	78
Clearwire Communications LLC / Clearwire
Finance Inc			Telecommunications - 0.20%
12.00%, 12/01/2015(b)	3,600	3,924	Clearwire Communications LLC / Clearwire
12.00%, 12/01/2015(b)	1,400	1,526
			Finance Inc
Cleveland Unlimited Inc			8.25%, 12/01/2040(b)	3,405	3,639
0.00%, 04/29/2011(a),(b),(e)	250	225
CommScope Inc			TOTAL CONVERTIBLE BONDS		$ 3,717
8.25%, 01/15/2019(b)	2,400	2,490
				Principal
Digicel Group Ltd			SENIOR FLOATING RATE INTERESTS -	Amount
9.13%, 01/15/2015(b)	1,125	1,163
			3.93%	(000's)	Value (000's)
Digicel Ltd			Advertising - 0.19%
8.25%, 09/01/2017(b)	260	271
			Advantage Sales, Term Loan
Level 3 Financing Inc			5.25%, 12/17/2017(e)	$ 2,000	$ 2,008
9.25%, 11/01/2014	210	213	9.25%, 05/17/2018(e)	1,550	1,576
10.00%, 02/01/2018	1,500	1,500			$ 3,584
MetroPCS Wireless Inc
6.63%, 11/15/2020	2,000	1,930	Commercial Services - 0.32%
MTS International Funding Ltd			Interactive Data Corp, Term Loan
			6.75%, 01/29/2017(e)	2,189	2,204
8.63%, 06/22/2020(b)	2,285	2,559
			NCO Group Inc, Term Loan
Telcordia Technologies Inc			7.47%, 11/12/2013(e)	1,744	1,715
11.00%, 05/01/2018(b)	7,040	7,673
Telemar Norte Leste SA			Wyle Services Corp, Term Loan B
			7.75%, 03/28/2016(e)	1,990	1,997
5.50%, 10/23/2020(b)	2,255	2,199
Telemovil Finance Co Ltd					$ 5,916
8.00%, 10/01/2017(b)	535	556	Diversified Financial Services - 0.29%
Vimpel Communications Via VIP Finance Ireland			AGFS Funding Co, Term Loan
			7.25%, 04/21/2015(e)	2,250	2,282
Ltd OJSC
7.75%, 02/02/2021(b),(d),(f)	200	201
8.38%, 04/30/2013(b)	100	107

See accompanying notes

55

Schedule of Investments Global Diversified Income Fund January 31, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Software (continued)
BNY ConvergEx Group LLC, Term Loan			Sunquest Information, Term Loan
5.25%, 12/30/2016(e)	$ 3,000 $	3,021	6.25%, 12/16/2016(e)	$ 2,000	$ 2,012
	$ 5,303		Vertafore Inc, Term Loan
Electric - 0.02%			6.75%, 07/29/2016(e)	2,090	2,089
Texas Competitive Electric Holdings LLC, Term					$ 10,127
Loan B3			Telecommunications - 0.49%
3.76%, 10/10/2014(e)	489	402	Intelsat Jackson Holdings SA, Term Loan
			5.25%, 04/06/2018(e)	5,000	5,063
Entertainment - 0.22%			Syniverse Technologies Inc, Term Loan
Pittsburgh Gaming Holdings LP, Term Loan			5.25%, 12/21/2017(e)	2,000	2,028
12.00%, 06/30/2015(e)	3,950	4,138	Telx Group Inc, Term Loan B
			8.00%, 06/17/2015(e)	1,990	1,970
Food - 0.20%					$ 9,061
BI-LO LLC, Term Loan			Trucking & Leasing - 0.12%
9.50%, 05/12/2015(e)	3,513	3,610	AWAS Aviation Holdings LLC, Term Loan
			7.75%, 06/10/2016(e)	2,215	2,276
Forest Products & Paper - 0.15%
Reynolds Group Holdings Inc, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$ 72,554
6.50%, 05/05/2016(e)	2,800	2,799		Maturity
				Amount
Healthcare - Services - 0.19%			REPURCHASE AGREEMENTS - 1.85%	(000's)	Value (000's)
Smile Brands Group Inc, Term Loan			Banks - 1.85%
7.00%, 12/14/2017(e)	3,500	3,504
			Investment in Joint Trading Account; Credit Suisse $	7,096	$ 7,096
			Repurchase Agreement; 0.21% dated
Holding Companies - Diversified - 0.14%			01/31/11 maturing 02/01/11 (collateralized by
Travelport Holdings Ltd, Term Loan			US Treasury Notes; $7,237,673; 0.88% -
8.28%, 03/27/2012(e)	2,860	2,574
			5.13%; dated 05/31/11 - 05/15/16)
			Investment in Joint Trading Account; Deutsche	9,461	9,461
Insurance - 0.05%			Bank Repurchase Agreement; 0.21% dated
CNO Financial Group Inc, Term Loan			01/31/11 maturing 02/01/11 (collateralized by
7.50%, 12/31/2016(e)	1,000	1,009	Sovereign Agency Issues; $9,650,229; 0.00%
			- 7.13%; dated 02/22/11 - 06/15/38)
Lodging - 0.30%			Investment in Joint Trading Account; JP Morgan	3,548	3,548
Caesars Entertainment Operating Co Inc, Term			Repurchase Agreement; 0.18% dated
Loan			01/31/11 maturing 02/01/11 (collateralized by
9.50%, 10/31/2016(e)	495	525
			US Treasury Notes; $3,618,837; 0.00%; dated
MGM Mirage, Term Loan			06/23/11 - 07/21/11)
7.00%, 02/21/2014(e)	1,335	1,310
			Investment in Joint Trading Account; Merrill	9,468	9,468
MGM Mirage, Term Loan E			Lynch Repurchase Agreement; 0.21% dated
7.00%, 02/21/2014(e)	3,685	3,615	01/31/11 maturing 02/01/11 (collateralized by
	$ 5,450		Sovereign Agency Issues; $9,657,131; 0.00%
Media - 0.13%			- 8.13%; dated 11/23/11 - 01/15/26)
Education Media and Publishing Group, Term			Investment in Joint Trading Account; Morgan	4,612	4,612
Loan			Stanley Repurchase Agreement; 0.21% dated
5.76%, 06/12/2014(e)	2,490	2,313	01/31/11 maturing 02/01/11 (collateralized by
			Sovereign Agency Issues; $4,704,487; 0.00%
Miscellaneous Manufacturing - 0.22%			- 4.63%; dated 07/27/11 - 01/02/14)
Clopay Ames True Temper, Term Loan					$ 34,185
7.75%, 09/30/2016(e)	1,886	1,898
			TOTAL REPURCHASE AGREEMENTS		$ 34,185
Tomkins PLC, Term Loan B-New 1L			Total Investments		$ 1,786,366
6.25%, 09/29/2016(e)	2,072	2,101
			Other Assets in Excess of Liabilities, Net - 3.29%		$ 60,685
	$ 3,999		TOTAL NET ASSETS - 100.00%		$ 1,847,051
Pharmaceuticals - 0.06%
NBTY Inc, Term Loan
6.25%, 10/01/2017(e)	1,050	1,064	(a) Non-Income Producing Security
			(b)		Security exempt from registration under Rule 144A of the Securities Act of
Retail - 0.29%			1933. These securities may be resold in transactions exempt from
Guitar Center Inc, Term Loan			registration, normally to qualified institutional buyers. Unless otherwise
3.76%, 10/09/2014(e)	3,000	2,887	indicated, these securities are not considered illiquid. At the end of the
Petco Animal Supplies Inc, Term Loan			period, the value of these securities totaled $544,694 or 29.49% of net
6.00%, 11/24/2017(e)	2,500	2,538	assets.
	$ 5,425		(c) Security is Illiquid
Software - 0.55%			(d)		Market value is determined in accordance with procedures established in
Hyland Software Inc, Term Loan			good faith by the Board of Directors. At the end of the period, the value of
6.75%, 12/19/2016(e)	1,500	1,506	these securities totaled $12,773 or 0.69% of net assets.
Merrill Corp, Term Loan			(e)	Variable Rate. Rate shown is in effect at January 31, 2011.
7.50%, 12/24/2012(e)	1,541	1,535	(f) Security purchased on a when-issued basis.
Sophos Inc, Term Loan B
7.75%, 06/15/2016(e)	2,955	2,985
See accompanying notes			56

Schedule of Investments
Global Diversified Income Fund
January 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 92,839
Unrealized Depreciation	(12,254)
Net Unrealized Appreciation (Depreciation)	$ 80,585
Cost for federal income tax purposes	$ 1,705,781
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United States	65 .70%
United Kingdom	4 .10%
France	2 .79%
Luxembourg	2 .09%
Jersey, Channel Islands	1 .65%
Bermuda	1 .62%
Mexico	1 .60%
Netherlands	1 .49%
Canada	1 .47%
Cayman Islands	1 .37%
Ireland	1 .14%
Hong Kong	1 .12%
Australia	1 .09%
Brazil	1 .08%
Japan	1 .07%
Argentina	0 .95%
Spain	0 .77%
Venezuela	0 .70%
Germany	0 .69%
Russian Federation	0 .66%
Singapore	0 .61%
Peru	0 .33%
Kazakhstan	0 .31%
Switzerland	0 .29%
Colombia	0 .26%
Indonesia	0 .24%
Turkey	0 .24%
Finland	0 .15%
Italy	0 .14%
Panama	0 .12%
Sweden	0 .12%
Philippines	0 .11%
India	0 .10%
Virgin Islands, British	0 .10%
El Salvador	0 .10%
South Africa	0 .09%
China	0 .08%
Norway	0 .06%
Croatia	0 .04%
Israel	0 .03%
Isle of Man	0 .02%
Greece	0 .02%
Other Assets in Excess of Liabilities, Net	3 .29%
TOTAL NET ASSETS	100.00%

See accompanying notes

57

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 97.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services - 0.70%			REITS (continued)
Corrections Corp of America (a)	40,076 $	994	Gecina SA	6,677 $	798
			General Growth Properties Inc	38,935	577
Diversified Financial Services - 0.54%			Glimcher Realty Trust	110,869	977
ARA Asset Management Ltd (b)	610,000	769	Goodman Group	2,217,893	1,474
			Great Portland Estates PLC	222,799	1,285
Holding Companies - Diversified - 1.78%			Hammerson PLC	204,245	1,404
Wharf Holdings Ltd	330,000	2,510	HCP Inc	16,334	606
			Hersha Hospitality Trust	143,277	944
Lodging - 1.12%			Host Hotels & Resorts Inc	151,352	2,801
City Developments Ltd	30,000	268	Japan Logistics Fund Inc	69	661
Starwood Hotels & Resorts Worldwide Inc	22,275	1,313	Klepierre	31,067	1,130
	$ 1,581		Land Securities Group PLC	201,311	2,175
Real Estate - 28.73%			LaSalle Hotel Properties	40,526	1,125
Allgreen Properties Ltd	1,255,000	1,075	Link REIT/The	129,000	406
Atrium European Real Estate Ltd	49,262	299	LTC Properties Inc	34,900	954
Atrium European Real Estate Ltd	21,439	128	Mid-America Apartment Communities Inc	11,651	743
Brookfield Properties Corp	76,500	1,342	Mori Trust Sogo Reit Inc	52	542
Capital & Counties Properties PLC	207,361	490	Nippon Building Fund Inc	13	136
CapitaLand Ltd	782,868	2,214	Northern Property Real Estate Investment Trust	29,825	837
CB Richard Ellis Group Inc (a)	39,438	875	Primary Health Properties PLC	247	1
China Overseas Land & Investment Ltd	1,080,000	2,051	ProLogis	206,500	3,081
China Resources Land Ltd	759,000	1,376	PS Business Parks Inc	9,847	573
Citycon OYJ	133,383	579	Public Storage Inc	8,204	894
Conwert Immobilien Invest SE	40,901	633	Ramco-Gershenson Properties Trust	44,614	574
DIC Asset AG	45,768	556	RioCan Real Estate Investment Trust	14,350	333
Fabege AB	68,518	748	Saul Centers Inc	18,200	862
FKP Property Group	1,871,312	1,486	Shaftesbury PLC	99,045	695
Global Logistic Properties Ltd (a)	729,076	1,185	Simon Property Group Inc	64,918	6,586
Great Eagle Holdings Ltd	194,000	651	SL Green Realty Corp	36,346	2,645
Hang Lung Properties Ltd	244,000	1,075	Societe de la Tour Eiffel	8,528	704
Henderson Land Development Co Ltd	286,200	1,997	Societe Immobiliere de Location pour l'Industrie et	4,741	640
Hongkong Land Holdings Ltd	192,000	1,355	le Commerce
Hufvudstaden AB	61,404	689	Stockland	602,183	2,164
Jones Lang LaSalle Inc	11,037	978	Suntec Real Estate Investment Trust	861,000	1,047
Midland Holdings Ltd	828,000	671	Tanger Factory Outlet Centers	54,564	1,425
Mitsubishi Estate Co Ltd	213,877	4,043	Tishman Speyer Office Fund (a)	1,574,651	819
Mitsui Fudosan Co Ltd	179,193	3,656	Unibail-Rodamco SE	14,051	2,683
New World Development Ltd	853,700	1,631	United Urban Investment Corp	986	1,345
PSP Swiss Property AG (a)	15,559	1,216	Ventas Inc	32,046	1,777
Sino Land Co Ltd	130,000	248	Vornado Realty Trust	39,064	3,441
Sponda OYJ	232,111	1,187	Westfield Group	473,021	4,655
Sumitomo Realty & Development Co Ltd	55,947	1,361	Westfield Retail Trust (a)	180,134	476
Sun Hung Kai Properties Ltd	282,087	4,741	Workspace Group PLC	961,765	391
	$ 40,536			$ 90,613
REITS - 64.22%			Storage & Warehousing - 0.39%
American Assets Trust Inc (a)	19,101	407	Safestore Holdings PLC	240,135	548
Apartment Investment & Management Co	68,400	1,748
Astro Japan Property Group	168,639	568	TOTAL COMMON STOCKS	$ 137,551
AvalonBay Communities Inc	21,112	2,447	Total Investments	$ 137,551
Boardwalk Real Estate Investment Trust	19,200	843	Other Assets in Excess of Liabilities, Net - 2.52%	$ 3,557
Boston Properties Inc	37,744	3,562	TOTAL NET ASSETS - 100.00%	$ 141,108
British Land Co PLC	93,768	778
Cambridge Industrial Trust	2,153,200	877
Canadian Real Estate Investment Trust	48,975	1,565	(a) Non-Income Producing Security
CapLease Inc	149,745	827	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Champion REIT	1,500,000	908	1933. These securities may be resold in transactions exempt from
Charter Hall Office REIT	262,123	819	registration, normally to qualified institutional buyers. Unless otherwise
Colonial Properties Trust	46,394	890	indicated, these securities are not considered illiquid. At the end of the
Corio NV	11,058	722	period, the value of these securities totaled $769 or 0.54% of net assets.
Digital Realty Trust Inc	36,465	1,984
Dundee Real Estate Investment Trust	34,100	1,031
DuPont Fabros Technology Inc	44,941	1,030	Unrealized Appreciation (Depreciation)
Education Realty Trust Inc	87,735	684	The net federal income tax unrealized appreciation (depreciation) and federal tax
Entertainment Properties Trust	31,400	1,445	cost of investments held as of the period end were as follows:
Equity Lifestyle Properties Inc	28,703	1,633
Equity One Inc	59,100	1,102	Unrealized Appreciation	$ 6,258
Equity Residential	62,186	3,370	Unrealized Depreciation		(1,661)
Eurocommercial Properties NV	11,592	527	Net Unrealized Appreciation (Depreciation)	$ 4,597
Federal Realty Investment Trust	21,803	1,754	Cost for federal income tax purposes	$ 132,954
Fortune Real Estate Investment Trust	1,373,000	721	All dollar amounts are shown in thousands (000's)
Frasers Commercial Trust	7,375,000	985

See accompanying notes

58

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2011 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		41 .80%
Hong Kong		13 .92%
Australia		8 .82%
Japan		8 .32%
Singapore		6 .47%
United Kingdom		5 .51%
France		4 .22%
Canada		3 .27%
Finland		1 .25%
Sweden		1 .02%
Netherlands		0 .88%
Switzerland		0 .86%
Austria		0 .45%
Germany		0 .39%
Jersey, Channel Islands		0 .30%
Other Assets in Excess of Liabilities, Net		2 .52%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	02/16/2011	3,621,496 $	3,589	$ 3,603	$ 14
	Markets
British Pound	State Street Financial Global	02/16/2011	236,602	373	379	6
	Markets
Euro	State Street Financial Global	02/16/2011	431,836	580	591	11
	Markets
Hong Kong Dollar	State Street Financial Global	02/16/2011	14,068,814	1,808	1,805	(3)
	Markets
Japanese Yen	State Street Financial Global	02/16/2011	224,955,744	2,722	2,741	19
	Markets
New Israeli Sheqel	State Street Financial Global	02/16/2011	54,681	15	15	—
	Markets
New Zealand Dollar	State Street Financial Global	02/16/2011	145,823	111	113	2
	Markets
Norwegian Krone	State Street Financial Global	02/16/2011	902,142	152	156	4
	Markets
Singapore Dollar	State Street Financial Global	02/16/2011	463,313	358	362	4
	Markets
Swedish Krona	State Street Financial Global	02/16/2011	786,105	118	122	4
	Markets
Swiss Franc	State Street Financial Global	02/16/2011	109,823	114	116	2
	Markets

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	02/16/2011	5,694,035 $	5,632	$ 5,665	$ (33)
	Markets
British Pound	State Street Financial Global	02/16/2011	335,466	534	537	(3)
	Markets
Canadian Dollar	State Street Financial Global	02/16/2011	58,356	58	58	—
	Markets
Euro	State Street Financial Global	02/16/2011	693,736	915	950	(35)
	Markets
Hong Kong Dollar	State Street Financial Global	02/16/2011	11,765,635	1,520	1,509	11
	Markets
Japanese Yen	State Street Financial Global	02/16/2011	18,112,456	218	221	(3)
	Markets
New Zealand Dollar	State Street Financial Global	02/16/2011	184	—	—	—
	Markets
Philippine Peso	State Street Financial Global	02/16/2011	45,515	1	1	—
	Markets
Singapore Dollar	State Street Financial Global	02/16/2011	2,374,545	1,843	1,856	(13)
	Markets
Swedish Krona	State Street Financial Global	02/16/2011	316,705	46	49	(3)
	Markets

All dollar amounts are shown in thousands (000's)

See accompanying notes

59

Schedule of Investments Government & High Quality Bond Fund January 31, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS - 31.52%	(000's)	Value (000's)		BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.57%				Mortgage Backed Securities (continued)
AmeriCredit Automobile Receivables Trust				Federal Home Loan Banks
2.19%, 04/08/2014(a),(b)	$ 3,000	$ 2,999		5.46%, 11/27/2015	$ 1,706	$ 1,850
Santander Drive Auto Receivables Trust				Freddie Mac
1.83%, 11/17/2014(c),(d)	6,515	6,582		1.21%, 02/15/2021(c)	25	25
		$ 9,581		4.50%, 03/15/2038	16,410	17,364
Automobile Floor Plan Asset Backed Securities - 0.06%				4.50%, 05/15/2040	5,000	4,932
CNH Wholesale Master Note Trust				5.00%, 09/15/2027	93	—
1.91%, 01/20/2040(c),(d)	1,000	1,000		5.50%, 09/15/2031(c)	1,375	1,435
				5.50%, 01/15/2033	4,794	5,212
Banks - 0.16%				5.50%, 04/15/2033(c)	15,000	16,210
Goldman Sachs Group Inc/The				5.50%, 12/15/2033	21,000	22,771
3.25%, 06/15/2012	2,600	2,698		6.50%, 08/15/2027	221	249
				Ginnie Mae
Finance - Mortgage Loan/Banker - 0.99%				3.00%, 09/16/2039	12,060	12,356
Fannie Mae				4.00%, 11/16/2038	6,468	6,738
5.00%, 05/11/2017	3,000	3,379		4.00%, 12/16/2039	13,616	14,205
6.21%, 08/06/2038	1,250	1,459		4.50%, 04/16/2040	10,000	9,914
6.63%, 11/15/2030	9,500	11,718		5.08%, 01/16/2030(c)	983	1,032
		$ 16,556		Greenwich Capital Commercial Funding Corp
Home Equity Asset Backed Securities - 0.18%				4.57%, 01/10/2012	5,036	5,148
Asset Backed Securities Corp Home Equity				JP Morgan Chase Commercial Mortgage Securities
0.36%, 07/25/2036(c)	720	705		Corp
Morgan Stanley Home Equity Loan Trust				5.27%, 02/12/2012	715	715
0.43%, 02/25/2036(c)	2,351	2,237		LF Rothschild Mortgage Trust
		$ 2,942		9.95%, 09/01/2017	22	26
Mortgage Backed Securities - 29.56%				Morgan Stanley Reremic Trust
				5.50%, 10/26/2035(d)	6,706	6,886
Banc of America Commercial Mortgage Inc
4.59%, 07/10/2043	6,573	6,785		Nomura Resecuritization Trust
				4.00%, 06/26/2037(d)	14,089	14,018
BCAP LLC Trust
5.25%, 03/26/2037(c),(d)	5,046	5,204		RBSSP Resecuritization Trust
5.99%, 01/26/2012(b),(c),(d)	8,085	8,186		6.00%, 07/26/2037(d)	9,341	9,558
Chase Mortgage Finance Corp				Structured Asset Securities Corp
6.00%, 05/25/2035	18,937	18,748		5.50%, 12/25/2033	1,560	1,557
Citigroup Mortgage Loan Trust Inc				6.00%, 04/25/2033	11,612	12,246
4.00%, 01/25/2036(d)	8,024	8,105		Wachovia Bank Commercial Mortgage Trust
4.00%, 03/25/2037(d)	8,997	9,093		4.70%, 05/15/2044	8,000	8,432
4.00%, 04/25/2037(b),(d)	13,133	13,030		5.12%, 07/15/2042	13,920	14,892
4.25%, 01/25/2036(d)	8,902	8,941		Wells Fargo Mortgage Backed Securities Trust
4.34%, 11/25/2035(d)	6,533	6,583		5.50%, 11/25/2035	5,270	5,339
4.50%, 12/25/2036(b),(d)	7,133	7,210		6.00%, 04/25/2037	21,000	18,765
4.75%, 05/25/2035(d)	9,143	9,345		6.00%, 12/28/2037(c)	15,836	16,618
5.25%, 08/25/2036(d)	10,812	11,052				$ 492,366
6.13%, 07/25/2036(d)	7,500	7,508		TOTAL BONDS		$ 525,143
Countrywide Home Loan Mortgage Pass Through					Principal
Trust				U.S. GOVERNMENT & GOVERNMENT	Amount
5.25%, 05/25/2034	6,819	6,834		AGENCY OBLIGATIONS - 66.69%	(000's)	Value (000's)
Credit Suisse First Boston Mortgage Securities				Federal Home Loan Mortgage Corporation (FHLMC) - 25.46%
Corp				2.17%, 03/01/2036(c),(e)	$ 254	$ 264
5.75%, 04/25/2033	3,709	3,817		2.98%, 10/01/2032(c),(e)	6	6
6.00%, 12/25/2033	5,256	5,570		3.50%, 02/01/2026(e),(f)	13,500	13,565
Credit Suisse Mortgage Capital Certificates				4.00%, 06/01/2024(e)	7,971	8,201
4.00%, 03/26/2037(d)	11,201	11,385		4.00%, 03/01/2025(e)	4,392	4,519
Fannie Mae				4.00%, 08/01/2039(e)	9,615	9,524
0.88%, 04/25/2027(c)	43	43		4.50%, 04/01/2018(e)	2,930	3,098
3.50%, 12/25/2025	10,525	10,858		4.50%, 07/01/2019(e)	7,855	8,306
4.50%, 07/25/2040	11,558	11,556		4.50%, 08/01/2033(e)	2,365	2,430
4.50%, 08/25/2040	14,000	14,081		4.50%, 08/01/2033(e)	2,800	2,878
5.00%, 08/25/2026	85	85		4.50%, 05/01/2039(e)	13,326	13,643
5.00%, 12/25/2039	4,536	4,739		4.50%, 06/01/2039(e)	18,328	18,815
5.00%, 04/25/2040	14,972	15,662		4.50%, 09/01/2039(e)	17,356	17,736
5.00%, 04/25/2040	11,757	12,305		4.50%, 11/01/2039(e)	12,496	12,769
5.00%, 04/25/2040	5,262	5,451		4.50%, 12/01/2039(e)	17,651	18,037
5.00%, 05/25/2040	10,000	10,418		4.50%, 08/01/2040(e)	14,546	14,864
5.50%, 12/25/2035(c)	21,990	24,037		5.00%, 01/01/2019(e)	759	812
6.50%, 02/25/2047	1,927	2,114		5.00%, 10/01/2025(e)	605	644
7.00%, 04/25/2032	4,474	5,029		5.00%, 12/01/2032(e)	570	600
9.00%, 05/25/2020	48	59		5.00%, 02/01/2033(e)	4,345	4,572
Fannie Mae Interest Strip				5.00%, 06/01/2033(e)	3,992	4,222
7.00%, 04/01/2024	202	40		5.00%, 08/01/2033(e)	6,980	7,383
See accompanying notes			60

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 08/01/2033(e)	$ 7,261	$ 7,654	6.50%, 03/01/2011(e)	$ 2	$ 2
5.00%, 01/01/2034(e)	3,993	4,210	6.50%, 04/01/2011(e)	1	1
5.00%, 05/01/2034(e)	839	884	6.50%, 11/01/2016(e)	320	350
5.00%, 12/01/2034(e)	257	270	6.50%, 06/01/2017(e)	114	124
5.00%, 05/01/2035(e)	768	808	6.50%, 12/01/2021(e)	1,170	1,298
5.00%, 07/01/2035(e)	12,193	12,831	6.50%, 04/01/2022(e)	1,175	1,305
5.00%, 07/01/2035(e)	408	430	6.50%, 05/01/2022(e)	683	758
5.00%, 07/01/2035(e)	34	36	6.50%, 08/01/2022(e)	209	232
5.00%, 10/01/2035(e)	74	78	6.50%, 05/01/2023(e)	129	144
5.00%, 11/01/2035(e)	3,245	3,418	6.50%, 07/01/2023(e)	5	6
5.00%, 10/01/2038(e)	12,405	12,884	6.50%, 01/01/2024(e)	28	32
5.00%, 06/01/2039(e)	14,494	15,252	6.50%, 07/01/2025(e)	3	4
5.00%, 09/01/2039(e)	16,834	17,736	6.50%, 07/01/2025(e)	3	3
5.00%, 01/01/2040(e)	17,495	18,334	6.50%, 09/01/2025(e)	4	4
5.46%, 06/01/2037(c),(e)	850	903	6.50%, 09/01/2025(e)	1	1
5.50%, 04/01/2018(e)	326	352	6.50%, 10/01/2025(e)	12	13
5.50%, 11/01/2018(e)	3,635	3,942	6.50%, 10/01/2025(e)	11	13
5.50%, 01/01/2029(e)	12	13	6.50%, 04/01/2027(e)	5	6
5.50%, 03/01/2029(e)	10	11	6.50%, 02/01/2028(e)	1	1
5.50%, 11/01/2032(e)	2,485	2,669	6.50%, 03/01/2029(e)	219	247
5.50%, 05/01/2033(e)	166	178	6.50%, 03/01/2029(e)	30	33
5.50%, 08/01/2033(e)	4,756	5,121	6.50%, 04/01/2029(e)	2,347	2,651
5.50%, 10/01/2033(e)	94	101	6.50%, 04/01/2031(e)	831	940
5.50%, 12/01/2033(e)	7,109	7,639	6.50%, 06/01/2031(e)	2	2
5.50%, 12/01/2033(e)	2,698	2,899	6.50%, 10/01/2031(e)	314	354
5.50%, 01/01/2034(e)	6,385	6,851	6.50%, 01/01/2032(e)	2,463	2,781
5.50%, 09/01/2035(e)	11,517	12,346	6.50%, 02/01/2032(e)	6	6
5.50%, 10/01/2035(e)	13,387	14,372	6.50%, 02/01/2032(e)	55	62
5.50%, 07/01/2037(e)	338	361	6.50%, 04/01/2032(e)	45	51
5.50%, 12/01/2037(e)	11,413	12,253	6.50%, 08/01/2032(e)	148	166
5.50%, 04/01/2038(e)	286	307	6.50%, 08/01/2032(e)	60	67
5.50%, 05/01/2038(e)	646	691	6.50%, 04/01/2035(e)	39	43
5.65%, 06/01/2037(c),(e)	513	545	6.50%, 02/01/2037(e)	148	166
5.78%, 11/01/2036(c),(e)	151	160	7.00%, 07/01/2024(e)	14	15
6.00%, 04/01/2017(e)	705	767	7.00%, 01/01/2028(e)	1,287	1,475
6.00%, 04/01/2017(e)	580	633	7.00%, 06/01/2029(e)	502	573
6.00%, 05/01/2017(e)	754	821	7.00%, 01/01/2031(e)	6	7
6.00%, 07/01/2017(e)	43	47	7.00%, 03/01/2031(e)	182	209
6.00%, 01/01/2021(e)	203	223	7.00%, 04/01/2031(e)	306	350
6.00%, 06/01/2028(e)	46	51	7.00%, 06/01/2031(e)	75	86
6.00%, 05/01/2031(e)	457	503	7.00%, 10/01/2031(e)	220	252
6.00%, 10/01/2031(e)	20	22	7.00%, 04/01/2032(e)	731	836
6.00%, 02/01/2032(e)	56	61	7.00%, 07/01/2036(e)	5,997	6,802
6.00%, 09/01/2032(e)	814	896	7.00%, 01/01/2037(e)	1,315	1,491
6.00%, 11/01/2033(e)	2,747	3,034	7.50%, 03/01/2013(e)	148	148
6.00%, 11/01/2033(e)	3,405	3,760	7.50%, 12/01/2030(e)	9	10
6.00%, 05/01/2034(e)	6,365	6,979	7.50%, 02/01/2031(e)	132	152
6.00%, 05/01/2034(e)	5,304	5,766	7.50%, 02/01/2031(e)	8	9
6.00%, 09/01/2034(e)	512	561	7.50%, 04/01/2032(e)	140	161
6.00%, 01/01/2035(e)	7,478	8,117	8.00%, 08/01/2030(e)	2	2
6.00%, 02/01/2035(e)	388	426	8.00%, 11/01/2030(e)	2	3
6.00%, 02/01/2035(e)	5,170	5,668	8.00%, 12/01/2030(e)	42	50
6.00%, 08/01/2036(e)	1,614	1,766	8.50%, 04/01/2019(e)	11	12
6.00%, 10/01/2036(c),(e)	447	489	8.50%, 07/01/2029(e)	207	245
6.00%, 03/01/2037(e)	9,126	9,938	9.00%, 09/01/2016(e)	3	3
6.00%, 03/01/2037(e)	896	982	9.00%, 05/01/2017(e)	1	1
6.00%, 04/01/2037(e)	2,582	2,844	9.00%, 05/01/2021(e)	3	3
6.00%, 05/01/2037(e)	804	889	9.00%, 09/01/2021(e)	2	2
6.00%, 01/01/2038(e)	2,097	2,307	9.00%, 01/01/2022(e)	3	4
6.00%, 01/01/2038(c),(e)	305	333	9.00%, 08/01/2022(e)	1	1
6.00%, 03/01/2038(e)	420	456	9.50%, 04/01/2017(e)	11	11
6.00%, 04/01/2038(e)	980	1,071			$ 424,213
6.00%, 06/01/2038(e)	1,526	1,681	Federal National Mortgage Association (FNMA) - 30.33%
6.00%, 07/01/2038(e)	2,531	2,756	2.43%, 07/01/2035(c),(e)	451	473
6.00%, 10/01/2038(e)	1,488	1,625	2.72%, 03/01/2028(c),(e)	19	20
6.45%, 07/01/2036(c),(e)	505	532	3.00%, 11/01/2033(c),(e)	13	13
6.50%, 03/01/2011(e)	1	1	3.50%, 02/01/2026(e),(f)	10,200	10,257
6.50%, 03/01/2011(e)	1	1	4.00%, 05/01/2025(e)	12,179	12,551
6.50%, 03/01/2011(e)	1	1	4.00%, 08/01/2025(e)	9,783	10,082

See accompanying notes

61

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2039(e)	$ 15,137	$ 15,018	5.50%, 09/01/2038(e)	$ 1,544	$ 1,657
4.00%, 09/01/2040(e)	10,521	10,444	5.50%, 11/01/2038(e)	1,399	1,502
4.00%, 09/01/2040(e)	9,853	9,775	5.52%, 11/01/2035(c),(e)	347	371
4.00%, 10/01/2040(e)	9,952	9,874	5.96%, 10/01/2036(c),(e)	2,100	2,247
4.00%, 11/01/2040(e)	11,255	11,166	6.00%, 12/01/2016(e)	668	729
4.50%, 12/01/2019(e)	295	312	6.00%, 01/01/2017(e)	34	37
4.50%, 01/01/2020(e)	1,134	1,199	6.00%, 04/01/2017(e)	69	75
4.50%, 07/01/2039(e)	6,447	6,618	6.00%, 08/01/2017(e)	1,576	1,722
4.50%, 07/01/2039(e)	14,104	14,479	6.00%, 08/01/2018(e)	719	784
4.50%, 10/01/2039(e)	9,248	9,462	6.00%, 12/01/2022(e)	99	109
4.50%, 03/01/2040(e)	12,751	12,918	6.00%, 03/01/2029(e)	268	296
4.50%, 05/01/2040(e)	21,700	22,202	6.00%, 08/01/2031(e)	1,442	1,590
4.50%, 08/01/2040(e)	14,079	14,404	6.00%, 12/01/2031(e)	34	38
4.50%, 09/01/2040(e)	14,132	14,459	6.00%, 12/01/2031(e)	18	20
5.00%, 01/01/2018(e)	281	300	6.00%, 01/01/2032(e)	962	1,061
5.00%, 06/01/2018(e)	7,286	7,797	6.00%, 11/01/2032(e)	62	68
5.00%, 11/01/2018(e)	1,124	1,205	6.00%, 04/01/2033(e)	536	591
5.00%, 04/01/2019(e)	276	295	6.00%, 02/01/2034(e)	543	599
5.00%, 06/01/2025(e)	12,452	13,231	6.00%, 03/01/2034(e)	1,728	1,897
5.00%, 01/01/2026(e)	785	835	6.00%, 09/01/2034(e)	5,384	5,848
5.00%, 06/01/2034(e)	7,752	8,169	6.00%, 04/01/2037(e)	10,854	11,927
5.00%, 04/01/2035(e)	708	750	6.00%, 07/01/2037(e)	5,047	5,489
5.00%, 05/01/2035(e)	799	841	6.00%, 09/01/2037(e)	12,750	13,891
5.00%, 07/01/2035(e)	2,138	2,251	6.00%, 11/01/2037(e)	1,427	1,562
5.00%, 07/01/2035(e)	281	296	6.00%, 02/01/2038(c),(e)	934	1,022
5.00%, 08/01/2035(e)	363	383	6.00%, 02/01/2038(e)	827	906
5.00%, 06/01/2037(e)	5,101	5,357	6.00%, 03/01/2038(e)	312	342
5.00%, 04/01/2039(e)	14,988	15,794	6.00%, 04/01/2038(e)	981	1,067
5.00%, 01/01/2040(e)	10,781	11,328	6.00%, 05/01/2038(e)	13,773	15,078
5.00%, 04/01/2040(e)	13,528	14,196	6.00%, 07/01/2038(e)	1,644	1,812
5.00%, 06/01/2040(e)	5,557	5,832	6.00%, 08/01/2038(e)	5,582	6,111
5.04%, 12/01/2033(c),(e)	391	415	6.50%, 06/01/2016(e)	13	14
5.50%, 09/01/2017(e)	38	41	6.50%, 09/01/2024(e)	955	1,067
5.50%, 09/01/2017(e)	211	229	6.50%, 08/01/2028(e)	176	198
5.50%, 12/01/2017(e)	2,014	2,179	6.50%, 11/01/2028(e)	125	141
5.50%, 03/01/2018(e)	223	242	6.50%, 12/01/2028(e)	102	115
5.50%, 05/01/2018(e)	4,098	4,438	6.50%, 01/01/2029(e)	48	54
5.50%, 06/01/2019(e)	71	77	6.50%, 02/01/2029(e)	65	74
5.50%, 06/01/2019(e)	44	47	6.50%, 03/01/2029(e)	163	183
5.50%, 07/01/2019(e)	123	133	6.50%, 04/01/2029(e)	229	258
5.50%, 07/01/2019(e)	104	113	6.50%, 06/01/2031(e)	512	567
5.50%, 07/01/2019(e)	48	52	6.50%, 06/01/2031(e)	158	178
5.50%, 07/01/2019(e)	181	196	6.50%, 06/01/2031(e)	83	93
5.50%, 07/01/2019(e)	29	31	6.50%, 09/01/2031(e)	26	29
5.50%, 08/01/2019(e)	42	46	6.50%, 12/01/2031(e)	7	7
5.50%, 08/01/2019(e)	269	292	6.50%, 01/01/2032(e)	285	322
5.50%, 09/01/2019(e)	227	246	6.50%, 03/01/2032(e)	351	396
5.50%, 06/01/2026(e)	685	739	6.50%, 03/01/2032(e)	882	996
5.50%, 02/01/2033(e)	4,086	4,402	6.50%, 04/01/2032(e)	1,157	1,306
5.50%, 03/01/2033(e)	2,983	3,213	6.50%, 04/01/2032(e)	49	55
5.50%, 05/01/2033(e)	421	455	6.50%, 08/01/2032(e)	529	598
5.50%, 05/01/2033(e)	5,021	5,407	6.50%, 11/01/2032(e)	381	430
5.50%, 05/01/2033(e)	2,966	3,195	6.50%, 11/01/2032(e)	175	197
5.50%, 07/01/2033(e)	3,051	3,309	6.50%, 11/01/2032(e)	735	830
5.50%, 09/01/2033(e)	1,828	1,983	6.50%, 12/01/2032(e)	1,006	1,136
5.50%, 02/01/2034(e)	12,950	13,864	6.50%, 02/01/2033(e)	805	909
5.50%, 02/01/2034(e)	3,209	3,460	6.50%, 07/01/2034(e)	1,983	2,242
5.50%, 04/01/2034(e)	2,865	3,081	6.50%, 07/01/2034(e)	1,252	1,412
5.50%, 09/01/2034(e)	2,515	2,705	6.50%, 02/01/2036(e)	6,715	7,465
5.50%, 01/01/2035(e)	8,087	8,702	6.50%, 04/01/2036(e)	62	70
5.50%, 02/01/2035(e)	9,038	9,732	6.50%, 05/01/2036(e)	8,256	9,297
5.50%, 07/01/2035(e)	2,353	2,529	6.50%, 08/01/2036(e)	947	1,062
5.50%, 09/01/2035(e)	1,197	1,292	6.50%, 08/01/2036(e)	414	466
5.50%, 02/01/2037(e)	74	80	6.50%, 10/01/2036(e)	272	307
5.50%, 06/01/2037(e)	1,247	1,342	6.50%, 11/01/2036(e)	283	320
5.50%, 03/01/2038(e)	2,878	3,099	6.50%, 07/01/2037(e)	181	205
5.50%, 03/01/2038(e)	1,468	1,588	6.50%, 07/01/2037(e)	125	142
5.50%, 05/01/2038(e)	1,421	1,533	6.50%, 08/01/2037(e)	451	502
5.50%, 07/01/2038(e)	7,647	8,234	6.50%, 08/01/2037(e)	4,166	4,692

See accompanying notes

62

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 10/01/2037(e)	$ 6,669	$ 7,427	6.00%, 09/15/2032	$ 348	$ 384
6.50%, 01/01/2038(e)	63	71	6.00%, 02/15/2033	52	57
6.50%, 02/01/2038(e)	119	133	6.00%, 07/20/2033	3,588	3,967
6.50%, 03/01/2038(e)	87	98	6.00%, 08/15/2034	5,430	6,033
6.50%, 05/01/2038(e)	56	62	6.00%, 08/15/2038	1,216	1,356
6.50%, 02/01/2039(e)	7,381	8,273	6.50%, 09/15/2023	35	40
7.00%, 05/01/2011(e)	1	1	6.50%, 09/15/2023	52	59
7.00%, 05/01/2022(e)	58	67	6.50%, 09/15/2023	26	30
7.00%, 08/01/2028(e)	201	231	6.50%, 09/15/2023	60	68
7.00%, 12/01/2028(e)	176	203	6.50%, 10/15/2023	47	53
7.00%, 04/01/2029(e)	78	89	6.50%, 11/15/2023	10	11
7.00%, 07/01/2029(e)	185	213	6.50%, 12/15/2023	72	82
7.00%, 11/01/2031(e)	983	1,121	6.50%, 12/15/2023	48	54
7.00%, 07/01/2032(e)	359	410	6.50%, 12/15/2023	25	28
7.50%, 12/01/2024(e)	249	290	6.50%, 12/15/2023	94	107
7.50%, 07/01/2029(e)	98	112	6.50%, 01/15/2024	39	44
7.50%, 02/01/2030(e)	113	130	6.50%, 01/15/2024	21	24
7.50%, 01/01/2031(e)	6	7	6.50%, 01/15/2024	53	61
7.50%, 05/01/2031(e)	7	8	6.50%, 01/15/2024	45	51
7.50%, 08/01/2032(e)	63	72	6.50%, 01/15/2024	25	28
8.00%, 05/01/2022(e)	15	16	6.50%, 01/15/2024	70	79
8.00%, 09/01/2024(e)	1	1	6.50%, 01/15/2024	19	22
8.00%, 01/01/2025(e)	2	2	6.50%, 01/15/2024	17	19
8.00%, 01/01/2025(e)	1	1	6.50%, 03/15/2024	107	122
8.50%, 02/01/2023(e)	4	5	6.50%, 03/15/2024	5	6
8.50%, 09/01/2025(e)	3	4	6.50%, 04/15/2024	43	49
9.00%, 09/01/2030(e)	58	68	6.50%, 04/20/2024	32	36
		$ 505,205	6.50%, 07/15/2024	133	150
Government National Mortgage Association (GNMA) - 6.90%			6.50%, 01/15/2026	26	29
4.00%, 02/01/2041(f)	12,000	12,045	6.50%, 03/15/2026	37	42
4.50%, 09/20/2039	15,236	15,795	6.50%, 07/20/2026	14	16
4.50%, 10/15/2039	10,525	10,962	6.50%, 02/15/2028	11	13
4.50%, 03/20/2040	16,865	17,478	6.50%, 10/20/2028	27	31
5.00%, 02/15/2034	717	764	6.50%, 03/20/2031	234	263
5.00%, 10/15/2039	9,276	9,957	6.50%, 04/20/2031	187	211
5.50%, 12/15/2013	4	5	6.50%, 07/15/2031	5	6
5.50%, 01/15/2014	16	18	6.50%, 10/15/2031	44	50
5.50%, 01/15/2014	52	56	6.50%, 07/15/2032	492	557
5.50%, 02/15/2014	23	25	6.50%, 07/15/2032	37	42
5.50%, 03/15/2014	54	59	6.50%, 04/20/2034	1,386	1,557
5.50%, 07/20/2033	5,580	6,043	6.50%, 05/20/2034	1,082	1,216
5.50%, 02/20/2034	6,008	6,498	6.80%, 04/20/2025	69	80
5.50%, 03/20/2034	5,619	6,078	7.00%, 11/15/2022	10	12
5.50%, 05/20/2035	744	805	7.00%, 11/15/2022	9	11
5.50%, 01/15/2039	1,970	2,148	7.00%, 11/15/2022	56	64
5.50%, 01/15/2039	708	776	7.00%, 12/15/2022	13	14
6.00%, 10/15/2023	284	313	7.00%, 12/15/2022	95	108
6.00%, 11/15/2023	122	134	7.00%, 01/15/2023	13	15
6.00%, 11/15/2023	90	99	7.00%, 01/15/2023	16	18
6.00%, 12/15/2023	68	75	7.00%, 01/15/2023	41	47
6.00%, 12/15/2023	63	69	7.00%, 02/15/2023	121	138
6.00%, 12/15/2023	3	3	7.00%, 03/15/2023	22	25
6.00%, 01/15/2024	42	46	7.00%, 07/15/2023	27	31
6.00%, 01/20/2024	25	27	7.00%, 07/15/2023	20	23
6.00%, 02/15/2024	84	93	7.00%, 07/15/2023	66	76
6.00%, 02/15/2024	50	55	7.00%, 08/15/2023	25	28
6.00%, 02/15/2024	58	64	7.00%, 10/15/2023	36	41
6.00%, 03/15/2024	27	30	7.00%, 12/15/2023	30	34
6.00%, 04/20/2024	61	67	7.00%, 12/15/2023	49	56
6.00%, 05/20/2024	42	46	7.00%, 01/15/2026	39	45
6.00%, 05/20/2024	30	33	7.00%, 05/15/2026	8	10
6.00%, 10/20/2024	52	57	7.00%, 01/15/2027	65	75
6.00%, 09/20/2025	30	33	7.00%, 03/15/2027	37	43
6.00%, 11/20/2025	14	15	7.00%, 10/15/2027	16	19
6.00%, 04/20/2026	205	225	7.00%, 10/15/2027	3	3
6.00%, 10/20/2028	29	31	7.00%, 10/15/2027	3	4
6.00%, 02/20/2029	294	324	7.00%, 11/15/2027	58	67
6.00%, 05/20/2032(c)	1,068	1,179	7.00%, 11/15/2027	5	6
6.00%, 08/15/2032	201	222	7.00%, 12/15/2027	4	4

See accompanying notes

63

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
7.00%, 12/15/2027	$ 51	$ 59	8.00%, 06/15/2017	$ 10	$ 11
7.00%, 02/15/2028	2	2	8.00%, 07/15/2017	8	8
7.00%, 02/15/2028	1	1	8.00%, 02/15/2022	49	58
7.00%, 04/15/2028	3	4	8.00%, 04/15/2022	50	59
7.00%, 04/15/2028	76	88	8.00%, 12/15/2030	14	16
7.00%, 05/15/2028	1	1	9.00%, 11/15/2021	165	192
7.00%, 06/15/2028	180	208	9.50%, 04/15/2016	4	5
7.00%, 12/15/2028	146	169	9.50%, 09/15/2016	1	1
7.00%, 01/15/2029	109	125	9.50%, 11/15/2016	13	14
7.00%, 03/15/2029	119	138	9.50%, 07/15/2017	18	21
7.00%, 04/15/2029	223	258	9.50%, 07/15/2017	29	33
7.00%, 04/15/2029	101	116	9.50%, 10/15/2017	10	12
7.00%, 05/15/2031	23	27	9.50%, 11/15/2017	20	24
7.00%, 06/20/2031	146	171	9.50%, 09/20/2018	64	75
7.00%, 07/15/2031	6	6	9.50%, 09/15/2020	12	14
7.00%, 07/15/2031	1	1	9.50%, 12/20/2020	25	30
7.00%, 09/15/2031	7	8	9.50%, 01/20/2021	3	4
7.25%, 09/15/2025	46	53	9.50%, 02/20/2021	2	3
7.50%, 04/15/2017	44	49	9.50%, 03/20/2021	2	3
7.50%, 04/15/2017	24	26	9.50%, 08/15/2021	162	192
7.50%, 04/15/2017	5	5			$ 114,966
7.50%, 05/15/2017	3	3	U.S. Treasury - 3.48%
7.50%, 07/15/2018	17	20	1.88%, 02/28/2014	12,478	12,807
7.50%, 12/15/2021	35	40	4.13%, 05/15/2015	8,750	9,675
7.50%, 12/15/2021	16	16	4.50%, 02/15/2036	13,600	13,623
7.50%, 02/15/2022	19	22	6.00%, 02/15/2026	18,000	21,921
7.50%, 03/15/2022	6	7			$ 58,026
7.50%, 03/15/2022	5	5	U.S. Treasury Strip - 0.52%
7.50%, 03/15/2022	30	35	0.00%, 11/15/2015(g)	4,000	3,657
7.50%, 04/15/2022	35	40	0.00%, 05/15/2020(g)	6,800	4,935
7.50%, 04/15/2022	16	18			$ 8,592
7.50%, 04/15/2022	12	13	TOTAL U.S. GOVERNMENT &
7.50%, 04/15/2022	16	16	GOVERNMENT AGENCY OBLIGATIONS		$ 1,111,002
7.50%, 05/15/2022	34	39		Maturity
7.50%, 07/15/2022	52	60		Amount
7.50%, 08/15/2022	22	25	REPURCHASE AGREEMENTS - 4.68%	(000's)	Value (000's)
7.50%, 08/15/2022	5	5	Banks - 4.68%
7.50%, 08/15/2022	3	3	Investment in Joint Trading Account; Credit Suisse $	16,187	$ 16,187
7.50%, 08/15/2022	14	16	Repurchase Agreement; 0.21% dated
7.50%, 08/15/2022	1	1	01/31/11 maturing 02/01/11 (collateralized by
7.50%, 08/15/2022	64	74	US Treasury Notes; $16,510,398; 0.88% -
7.50%, 08/15/2022	22	25	5.13%; dated 05/31/11 - 05/15/16)
7.50%, 02/15/2023	5	6	Investment in Joint Trading Account; Deutsche	21,582	21,582
7.50%, 02/15/2023	19	22	Bank Repurchase Agreement; 0.21% dated
7.50%, 05/15/2023	74	86	01/31/11 maturing 02/01/11 (collateralized by
7.50%, 05/15/2023	6	7	Sovereign Agency Issues; $22,013,864;
7.50%, 05/15/2023	19	22	0.00% - 7.13%; dated 02/22/11 - 06/15/38)
7.50%, 06/15/2023	21	24	Investment in Joint Trading Account; JP Morgan	8,093	8,093
7.50%, 10/15/2023	7	8	Repurchase Agreement; 0.18% dated
7.50%, 11/15/2023	32	37	01/31/11 maturing 02/01/11 (collateralized by
7.50%, 03/15/2024	48	56	US Treasury Notes; $8,255,200; 0.00%; dated
7.50%, 08/15/2024	3	4	06/23/11 - 07/21/11)
7.50%, 04/15/2027	5	6	Investment in Joint Trading Account; Merrill	21,598	21,598
7.50%, 05/15/2027	20	24	Lynch Repurchase Agreement; 0.21% dated
7.50%, 05/15/2027	8	10	01/31/11 maturing 02/01/11 (collateralized by
7.50%, 06/15/2027	37	43	Sovereign Agency Issues; $22,029,605;
7.50%, 08/15/2029	221	257	0.00% - 8.13%; dated 11/23/11 - 01/15/26)
7.50%, 09/15/2029	92	107	Investment in Joint Trading Account; Morgan	10,521	10,521
7.50%, 09/15/2029	65	76	Stanley Repurchase Agreement; 0.21% dated
7.50%, 10/15/2029	101	118	01/31/11 maturing 02/01/11 (collateralized by
7.50%, 11/15/2029	115	134	Sovereign Agency Issues; $10,731,759;
7.50%, 11/15/2029	94	109	0.00% - 4.63%; dated 07/27/11 - 01/02/14)
8.00%, 08/15/2016	55	62			$ 77,981
8.00%, 12/15/2016	10	11
8.00%, 04/15/2017	9	9	TOTAL REPURCHASE AGREEMENTS		$ 77,981
8.00%, 04/15/2017	12	12	Total Investments		$ 1,714,126
8.00%, 04/15/2017	16	18	Liabilities in Excess of Other Assets, Net - (2.89)%		$ (48,216)
8.00%, 05/15/2017	10	11	TOTAL NET ASSETS - 100.00%		$ 1,665,910
8.00%, 06/15/2017	12	12

See accompanying notes

64

Schedule of Investments Government & High Quality Bond Fund January 31, 2011 (unaudited)

(a)	Security purchased on a when-issued basis.
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $31,425 or 1.89% of net assets.
(c)	Variable Rate. Rate shown is in effect at January 31, 2011.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $143,686 or 8.63% of net assets.
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(g)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 51,230
Unrealized Depreciation	(9,098)
Net Unrealized Appreciation (Depreciation)	$ 42,132
Cost for federal income tax purposes	$ 1,671,994
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	92 .25%
Government	4 .99%
Financial	4 .84%
Asset Backed Securities	0 .81%
Liabilities in Excess of Other Assets, Net	(2 .89)%
TOTAL NET ASSETS	100.00%

See accompanying notes

65

Schedule of Investments
High Yield Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 0.95%	Shares Held Value (000's)			Principal
Automobile Manufacturers - 0.95%				Amount
New Flyer Industries Inc (a)	2,733,500 $	31,857	BONDS (continued)	(000's)	Value (000's)
			Automobile Parts & Equipment (continued)
Biotechnology - 0.00%			Goodyear Tire & Rubber Co/The
Neuro-Hitech Inc (b),(c)	250,000	2	10.50%, 5/15/2016	$ 15,480	$ 17,570
Neuro-Hitech Inc - Warrants (b),(c),(d)	125,000	—	Uncle Acquisition 2010 Corp
		$ 2	8.63%, 2/15/2019(e)	5,445	5,676
Diversified Financial Services - 0.00%					$ 29,260
Neoview Holdings Inc - Warrants (b),(c),(d)	120,000	—	Banks - 5.03%
			Ally Financial Inc
Food Service - 0.00%			8.00%, 3/15/2020	11,625	13,136
FU JI Food and Catering Services Holdings Ltd	962,000	—	8.30%, 2/12/2015	2,020	2,283
(c),(d)			Bank of America Corp
			8.00%, 12/29/2049(f)	24,920	25,834
Pipelines - 0.00%			CIT Group Inc
Energy Maintenance Services Group LLC -	354	—	7.00%, 5/1/2017	65,271	65,842
Warrants (b),(c),(d)			HBOS Capital Funding LP
			6.07%, 6/29/2049(e),(f)	18,495	15,998
Semiconductors - 0.00%			RBS Capital Trust I
Tower Semiconductor Ltd - Warrants (c),(d)	4,047,712	—	0.00%, 12/29/2049(c)	18,222	12,938
			RBS Capital Trust III
TOTAL COMMON STOCKS		$ 31,859	0.00%, 9/29/2049(c)	14,000	9,940
PREFERRED STOCKS - 1.20%	Shares Held Value (000's)		Wells Fargo & Co
Banks - 1.14%			7.98%, 3/29/2049(f)	21,985	23,524
Ally Financial Inc (e)	40,000	38,437			$ 169,495
			Biotechnology - 0.55%
Finance - Mortgage Loan/Banker - 0.06%			Talecris Biotherapeutics Holdings Corp
Freddie Mac - Series Z (c)	1,300,000	2,106	7.75%, 11/15/2016	16,825	18,423

TOTAL PREFERRED STOCKS		$ 40,543	Chemicals - 0.62%
	Principal		Ineos Finance PLC
	Amount		9.00%, 5/15/2015(e)	3,420	3,745
BONDS - 80.77%	(000's)	Value (000's)	Reichhold Industries Inc
Aerospace & Defense - 1.08%			9.00%, 8/15/2014(e)	3,950	3,486
BE Aerospace Inc			Vertellus Specialties Inc
6.88%, 10/1/2020	$ 7,155	$ 7,424	9.38%, 10/1/2015(e)	12,715	13,684
GenCorp Inc					$ 20,915
9.50%, 8/15/2013	4,240	4,351	Coal - 1.43%
Spirit Aerosystems Inc			Arch Coal Inc
6.75%, 12/15/2020(e)	11,880	12,118	8.75%, 8/1/2016	10,180	11,275
Triumph Group Inc			Consol Energy Inc
8.63%, 7/15/2018	11,260	12,442	8.00%, 4/1/2017(e)	19,580	21,244
		$ 36,335	Drummond Co Inc
Agriculture - 0.31%			9.00%, 10/15/2014(e)	2,600	2,795
Southern States Cooperative Inc			International Coal Group Inc
11.25%, 5/15/2015(e)	9,770	10,552	9.13%, 4/1/2018	11,910	12,982
					$ 48,296
Airlines - 0.75%			Commercial Services - 0.87%
American Airlines 2011-1 Class B Pass Through			Hertz Corp/The
Trust			8.88%, 1/1/2014	10,935	11,222
7.00%, 1/31/2018(d),(e)	3,780	3,790	RSC Equipment Rental Inc/RSC Holdings III LLC
Continental Airlines 2007-1 Class C Pass Through			8.25%, 2/1/2021(e)	9,455	9,668
Trust			10.00%, 7/15/2017(e)	7,305	8,291
7.34%, 4/19/2014	1,905	1,917			$ 29,181
Delta Air Lines 2002-1 Class G-1 Pass Through			Computers - 1.73%
Trust			Seagate HDD Cayman
6.72%, 1/2/2023	735	749	6.88%, 5/1/2020(e)	42,320	40,839
UAL 2009-1 Pass Through Trust			7.75%, 12/15/2018(e)	7,830	8,025
10.40%, 11/1/2016	4,448	5,115	Spansion LLC
UAL 2009-2A Pass Through Trust			7.88%, 11/15/2017(e)	9,535	9,547
9.75%, 1/15/2017	4,010	4,651			$ 58,411
United Airlines 2007-1 Class C Pass Through Trust			Consumer Products - 1.07%
2.71%, 7/2/2014(e),(f)	10,968	9,173	Reynolds Group Issuer Inc / Reynolds Group Issuer
		$ 25,395	LLC / Reynolds Group Issuer (Luxembourg) S.A.
Automobile Manufacturers - 0.40%			6.88%, 2/15/2021(e),(g)	3,170	3,198
New Flyer Industries Canada ULC			7.13%, 4/15/2019(e)	12,995	13,417
14.00%, 8/19/2020(b),(d),(e)	13,600	13,446	8.25%, 2/15/2021(e),(g)	3,060	3,087
			9.00%, 4/15/2019(e)	11,680	12,264
Automobile Parts & Equipment - 0.87%			Scotts Miracle-Gro Co/The
Dana Holding Corp			6.63%, 12/15/2020(e)	3,920	3,949
6.75%, 2/15/2021	5,925	6,014			$ 35,915

See accompanying notes

66

Schedule of Investments High Yield Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services - 5.48%			Entertainment (continued)
Credit Acceptance Corp			Lions Gate Entertainment Inc
9.13%, 2/1/2017(e)	$ 14,980 $	16,104	10.25%, 11/1/2016(e)	$ 7,550 $	8,079
DVI Inc			Peninsula Gaming LLC
0.00%, 2/1/2004(b),(c),(d)	8,575	869	8.38%, 8/15/2015	18,055	19,138
0.00%, 2/1/2004(b),(c),(d)	6,850	623	10.75%, 8/15/2017	6,970	7,685
E*Trade Financial Corp			10.75%, 8/15/2017(d),(e),(g)	5,740	6,199
7.38%, 9/15/2013	13,120	13,071	WMG Acquisition Corp
12.50%, 11/30/2017	8,043	9,561	9.50%, 6/15/2016	7,810	8,347
Icahn Enterprises LP / Icahn Enterprises Finance			WMG Holdings Corp
Corp			9.50%, 12/15/2014	21,760	21,950
7.75%, 1/15/2016	14,740	15,201		$ 116,221
ILFC E-Capital Trust II			Environmental Control - 0.50%
6.25%, 12/21/2065(e),(f)	26,550	21,638	Darling International Inc
International Lease Finance Corp			8.50%, 12/15/2018(e)	3,130	3,380
5.65%, 6/1/2014	28,115	28,853	EnergySolutions Inc / EnergySolutions LLC
8.63%, 9/15/2015(e)	9,690	10,804	10.75%, 8/15/2018(e)	11,790	13,323
Janus Capital Group Inc				$ 16,703
6.95%, 6/15/2017(f)	6,740	7,121	Food - 0.24%
LBG Capital No.1 PLC			Michael Foods Inc
8.00%, 12/29/2049(e),(f)	37,645	33,504	9.75%, 7/15/2018(e)	7,230	7,917
SquareTwo Financial Corp
11.63%, 4/1/2017(e)	16,825	16,657	Food Service - 0.31%
TRAINS HY-1-2006			FU JI Food and Catering Services Holdings Ltd
7.22%, 5/1/2016(e),(f)	9,225	9,204	0.00%, 2/1/2011(c),(d)	245,000	9,276
UPCB Finance Ltd			0.00%, 11/9/2049(c)	46,500	1,163
7.63%, 1/15/2020(e)	900	1,312
				$ 10,439
	$ 184,522		Forest Products & Paper - 0.61%
Electric - 4.16%			Domtar Corp
CMS Energy Corp			10.75%, 6/1/2017	15,160	19,329
6.30%, 2/1/2012	205	217	Sappi Papier Holding AG
Edison Mission Energy			6.75%, 6/15/2012(e)	1,332	1,369
7.50%, 6/15/2013	23,540	23,305		$ 20,698
Elwood Energy LLC			Healthcare - Products - 0.67%
8.16%, 7/5/2026	8,622	8,568	Angiotech Pharmaceuticals Inc
Energy Future Holdings Corp			4.05%, 12/1/2013(f)	27,510	22,696
9.75%, 10/15/2019	11,416	11,707
10.00%, 1/15/2020(e)	7,780	8,232
			Healthcare - Services - 3.15%
Energy Future Intermediate Holding Co LLC			HCA Inc
9.75%, 10/15/2019	3,829	3,926	7.50%, 11/6/2033	6,000	5,467
Mirant Mid Atlantic Pass Through Trust C			8.50%, 4/15/2019	32,115	35,808
10.06%, 12/30/2028	31,010	34,964	9.25%, 11/15/2016	10,750	11,570
NRG Energy Inc			IASIS Healthcare LLC / IASIS Capital Corp
7.38%, 1/15/2017	18,855	19,609	8.75%, 6/15/2014	9,480	9,729
NV Energy Inc			Multiplan Inc
6.75%, 8/15/2017	18,600	18,823	9.88%, 9/1/2018(e)	14,885	16,020
Reliant Energy Mid-Atlantic Power Holdings LLC			Select Medical Corp
9.68%, 7/2/2026(d)	10,000	10,800
			7.63%, 2/1/2015	12,175	12,418
	$ 140,151		Tenet Healthcare Corp
Electronics - 1.04%			9.25%, 2/1/2015(f)	13,860	15,073
NXP BV / NXP Funding LLC				$ 106,085
7.88%, 10/15/2014	5,000	5,206	Holding Companies - Diversified - 0.25%
9.50%, 10/15/2015	14,230	15,244	Navios Maritime Acquisition Corp/Navios
9.75%, 8/1/2018(e)	9,155	10,357
			Acquisition Finance US Inc
Viasystems Inc			8.63%, 11/1/2017(e)	8,400	8,484
12.00%, 1/15/2015(e)	3,720	4,227
	$ 35,034		Insurance - 3.61%
Energy - Alternate Sources - 0.37%			American International Group Inc
Headwaters Inc			8.18%, 5/15/2068	7,815	8,713
11.38%, 11/1/2014	11,100	12,377	Crum & Forster Holdings Corp
			7.75%, 5/1/2017	12,635	13,267
Engineering & Construction - 0.10%			Liberty Mutual Group Inc
Dycom Investments Inc			7.00%, 3/15/2037(e),(f)	13,160	12,479
7.13%, 1/15/2021(e)	3,155	3,202	10.75%, 6/15/2058(e),(f)	19,330	24,839
			Lincoln National Corp
Entertainment - 3.45%			7.00%, 5/17/2066(f)	24,615	24,369
AMC Entertainment Holdings Inc			XL Group PLC
9.75%, 12/1/2020(e)	5,510	5,923	6.50%, 12/31/2049(f)	41,967	37,930
CCM Merger Inc				$ 121,597
8.00%, 8/1/2013(e)	39,095	38,900

See accompanying notes

67

Schedule of Investments High Yield Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Internet - 1.58%			Oil & Gas (continued)
Open Solutions Inc			Hilcorp Energy I LP/Hilcorp Finance Co
9.75%, 2/1/2015(e)	$ 23,770 $	16,936	7.63%, 4/15/2021(e)	$ 6,090 $	6,455
UPC Holding BV			8.00%, 2/15/2020(e)	24,225	26,284
9.88%, 4/15/2018(e)	8,250	9,137	Linn Energy LLC
Zayo Group LLC/Zayo Capital Inc			9.88%, 7/1/2018	34,000	37,910
10.25%, 3/15/2017	24,720	27,254	Linn Energy LLC/Linn Energy Finance Corp
	$ 53,327		7.75%, 2/1/2021(e)	3,980	4,159
Leisure Products & Services - 0.50%			8.63%, 4/15/2020(e)	7,975	8,733
Royal Caribbean Cruises Ltd			Oasis Petroleum Inc
7.25%, 6/15/2016	2,960	3,197	7.25%, 2/1/2019(d),(e),(g)	3,970	3,970
7.25%, 3/15/2018	12,665	13,678	OPTI Canada Inc
	$ 16,875		7.88%, 12/15/2014	11,840	7,074
Lodging - 2.84%			9.00%, 12/15/2012(e)	2,215	2,165
Caesars Entertainment Operating Co Inc			Petrohawk Energy Corp
10.00%, 12/15/2018	22,440	20,364	7.25%, 8/15/2018(e)	9,815	10,085
MGM Resorts International			Petroleum Development Corp
10.00%, 11/1/2016(e)	22,645	23,664	12.00%, 2/15/2018	18,010	20,306
13.00%, 11/15/2013	16,125	19,269	Petroquest Energy Inc
Wyndham Worldwide Corp			10.00%, 9/1/2017	7,765	8,134
5.75%, 2/1/2018	5,570	5,711	Pioneer Natural Resources Co
7.38%, 3/1/2020	8,540	9,334	6.88%, 5/1/2018	8,770	9,438
9.88%, 5/1/2014	14,760	17,272	7.50%, 1/15/2020	21,120	23,396
	$ 95,614		Precision Drilling Corp
			6.63%, 11/15/2020(e)	9,495	9,816
Machinery - Diversified - 0.18%
Manitowoc Co Inc/The			Pride International Inc
8.50%, 11/1/2020	5,580	6,012	6.88%, 8/15/2020	5,515	6,025
			QEP Resources Inc
Media - 1.73%			6.88%, 3/1/2021	7,910	8,266
DISH DBS Corp			Quicksilver Resources Inc
7.75%, 5/31/2015	5,530	5,952	11.75%, 1/1/2016	7,043	8,240
7.88%, 9/1/2019	17,035	18,036	Venoco Inc
Frontiervision			11.50%, 10/1/2017	11,905	12,738
0.00%, 10/15/2006(c),(d)	7,250	—		$ 305,065
0.00%, 9/15/2008(c),(d)	9,250	—	Oil & Gas Services - 0.35%
Kabel Deutschland GmbH			Cie Generale de Geophysique-Veritas
10.63%, 7/1/2014	62	64	9.50%, 5/15/2016	10,610	11,857
Nielsen Finance LLC / Nielsen Finance Co
0.00%, 8/1/2016(f)	18,995	19,968	Other Asset Backed Securities - 0.11%
7.75%, 10/15/2018(e)	4,000	4,290	Aircraft Certificate Owner Trust
Univision Communications Inc			7.00%, 9/20/2022(d),(e)	3,975	3,697
7.88%, 11/1/2020(e)	3,985	4,254
8.50%, 5/15/2021(e)	5,645	5,843	Packaging & Containers - 1.24%
	$ 58,407		Crown Americas LLC / Crown Americas Capital
Mining - 0.40%			Corp
FMG Resources August 2006 Pty Ltd			7.75%, 11/15/2015	12,615	13,120
6.88%, 2/1/2018(e)	13,450	13,467	Crown Cork & Seal Co Inc
			7.38%, 12/15/2026	8,500	8,479
Miscellaneous Manufacturing - 0.41%			Graham Packaging Co LP/GPC Capital Corp I
GE Capital Trust I			8.25%, 10/1/2018	6,375	6,781
6.38%, 11/15/2067	5,760	5,817	Packaging Dynamics Corp
			8.75%, 2/1/2016(e),(g)	4,775	4,865
Polymer Group Inc
7.75%, 2/1/2019(e)	7,885	8,102	Plastipak Holdings Inc
			8.50%, 12/15/2015(e)	5,000	5,212
	$ 13,919		10.63%, 8/15/2019(e)	2,955	3,324
Oil & Gas - 9.06%
Anadarko Petroleum Corp				$ 41,781
6.38%, 9/15/2017	6,755	7,462	Pharmaceuticals - 2.03%
Chaparral Energy Inc			Giant Funding Corp
			8.25%, 2/1/2018(e)	5,515	5,715
8.50%, 12/1/2015	11,555	11,988
9.88%, 10/1/2020(e)	13,300	14,597	Mylan Inc/PA
			6.00%, 11/15/2018(e)	12,085	12,327
Chesapeake Energy Corp			7.88%, 7/15/2020(e)	13,275	14,685
6.50%, 8/15/2017	3,500	3,631
9.50%, 2/15/2015	13,030	15,245	NBTY Inc
			9.00%, 10/1/2018(e)	11,930	12,854
Continental Resources Inc/OK
7.13%, 4/1/2021(e)	3,975	4,194	Omnicare Inc
7.38%, 10/1/2020	7,315	7,791	6.13%, 6/1/2013	8,781	8,825
Denbury Resources Inc			7.75%, 6/1/2020	13,195	13,855
8.25%, 2/15/2020	14,494	15,962		$ 68,261
9.75%, 3/1/2016	9,735	11,001

See accompanying notes

68

Schedule of Investments
High Yield Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines - 3.25%			Semiconductors (continued)
El Paso Corp			Jazz Technologies Inc
7.75%, 1/15/2032	$ 4,730 $	4,791	8.00%, 6/30/2015(e)	$ 1 $	—
El Paso Pipeline Partners Operating Co LLC			8.00%, 6/30/2015	15,827	15,194
6.50%, 4/1/2020	7,385	7,977		$ 36,329
Energy Maintenance Services Group LLC			Software - 0.42%
0.00%, 3/1/2014(b),(c),(d)	12,298	1,845	MedAssets Inc
Energy Transfer Equity LP			8.00%, 11/15/2018(e)	3,200	3,312
7.50%, 10/15/2020	12,195	13,033	SS&C Technologies Inc
Enterprise Products Operating LLC			11.75%, 12/1/2013	10,432	10,849
8.38%, 8/1/2066	44,630	48,200		$ 14,161
MarkWest Energy Partners LP / MarkWest Energy			Sovereign - 1.49%
Finance Corp			Argentina Bonos
6.75%, 11/1/2020	1,565	1,596	7.00%, 10/3/2015	6,800	6,392
8.75%, 4/15/2018	8,515	9,303	Brazilian Government International Bond
Regency Energy Partners LP/Regency Energy			12.50%, 1/5/2016	45,600	31,869
Finance Corp			Mexican Bonos
6.88%, 12/1/2018	10,560	10,850	8.00%, 12/19/2013	138,474	12,070
9.38%, 6/1/2016	10,810	11,945		$ 50,331
	$ 109,540		Telecommunications - 10.76%
Regional Authority - 0.07%			Cincinnati Bell Inc
Provincia de Buenos Aires/Argentina			8.38%, 10/15/2020	3,165	3,086
10.88%, 1/26/2021(d),(e)	2,400	2,347	Clearwire Communications LLC / Clearwire
			Finance Inc
REITS - 0.66%			12.00%, 12/1/2015(e)	38,805	42,297
DuPont Fabros Technology LP			CommScope Inc
8.50%, 12/15/2017	10,655	11,534	8.25%, 1/15/2019(e)	19,855	20,600
Host Hotels & Resorts LP			Digicel Group Ltd
7.13%, 11/1/2013	207	210	9.13%, 1/15/2015(e)	12,280	12,694
Reckson Operating Partnership LP			10.50%, 4/15/2018(e)	9,250	10,302
6.00%, 3/31/2016	9,925	10,527	Digicel Ltd
	$ 22,271		8.25%, 9/1/2017(e)	4,200	4,373
Retail - 3.27%			12.00%, 4/1/2014(e)	10,800	12,596
Asbury Automotive Group Inc			Global Crossing Ltd
7.63%, 3/15/2017	4,800	4,872	9.00%, 11/15/2019(e)	8,020	8,060
8.38%, 11/15/2020(e)	3,940	4,107	12.00%, 9/15/2015	15,200	17,480
DineEquity Inc			Intelsat Jackson Holdings SA
9.50%, 10/30/2018(e)	29,655	31,916	7.25%, 10/15/2020(e)	13,000	13,293
Dunkin Finance Corp			Intelsat Luxembourg SA
9.63%, 12/1/2018(e)	7,650	7,803	11.25%, 2/4/2017	43,920	49,300
Ferrellgas LP/Ferrellgas Finance Corp			11.50%, 2/4/2017	21,090	24,043
9.13%, 10/1/2017	13,510	14,895	Level 3 Communications Inc
Inergy LP/Inergy Finance Corp			11.88%, 2/1/2019(e)	7,500	7,275
6.88%, 12/15/2014	615	630	Level 3 Financing Inc
6.88%, 8/1/2021(e),(g)	3,965	4,000	9.25%, 11/1/2014	8,645	8,753
Ltd Brands Inc			10.00%, 2/1/2018	12,280	12,280
7.00%, 5/1/2020	9,795	10,334	Nextel Communications Inc
Macy's Retail Holdings Inc			7.38%, 8/1/2015	45,400	45,740
5.90%, 12/1/2016	7,880	8,412	PAETEC Holding Corp
OSI Restaurant Partners Inc			9.88%, 12/1/2018(e)	6,380	6,747
10.00%, 6/15/2015	5,390	5,686	Sprint Nextel Corp
Sonic Automotive Inc			8.38%, 8/15/2017	4,080	4,457
8.63%, 8/15/2013	1,774	1,801	Telemovil Finance Co Ltd
Suburban Propane Partners LP/Suburban Energy			8.00%, 10/1/2017(e)	4,620	4,805
Finance Corp			Wind Acquisition Finance SA
7.38%, 3/15/2020	7,405	7,858	11.75%, 7/15/2017(e)	36,107	41,162
Toys R Us Property Co II LLC			Wind Acquisition Holdings Finance SA
8.50%, 12/1/2017	7,030	7,663	12.25%, 7/15/2017(e)	11,371	13,190
	$ 109,977			$ 362,533
Savings & Loans - 0.00%			Transportation - 0.69%
Washington Mutual Bank / Henderson NV			Florida East Coast Railway Corp
0.00%, 6/15/2011(c)	3,500	4	8.13%, 2/1/2017(e)	2,355	2,444
0.00%, 1/15/2013(c)	3,000	4	Navios Maritime Holdings Inc / Navios Maritime
0.00%, 1/15/2015(c),(f)	2,000	3	Finance US Inc
	$ 11		8.88%, 11/1/2017	7,915	8,548
Semiconductors - 1.08%			PHI Inc
Advanced Micro Devices Inc			8.63%, 10/15/2018	11,945	12,363
7.75%, 8/1/2020	14,990	15,365		$ 23,355
Freescale Semiconductor Inc			TOTAL BONDS	$ 2,720,887
9.25%, 4/15/2018(e)	5,210	5,770
See accompanying notes			69

Schedule of Investments High Yield Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
CONVERTIBLE BONDS - 1.16%	(000's)	Value (000's)	(continued)	(000's)	Value (000's)
Aerospace & Defense - 0.11%			Environmental Control - 0.01%
GenCorp Inc			Darling International Inc, Term Loan B-New
4.06%, 12/31/2039	$ 3,765	$ 3,506	5.67%, 11/9/2016(f)	$ 300	$ 302

Biotechnology - 0.47%			Food - 0.86%
Amylin Pharmaceuticals Inc			Del Monte Foods Co, Term Loan
3.00%, 6/15/2014	17,650	15,863	0.00%, 12/17/2011(d),(f),(h)	29,000	29,000

Pharmaceuticals - 0.00%			Healthcare - Services - 0.93%
Vion Pharmaceuticals Inc			Aurora Diagnostics Inc, Term Loan
0.00%, 2/15/2012(c),(d)	4,500	11	6.25%, 4/20/2016(f)	3,052	3,054
			HCA Inc, Term Loan A1
Retail - 0.36%			1.55%, 1/22/2012(f)	4,490	4,467
Asbury Automotive Group Inc			HCA Inc, Term Loan B1
3.00%, 9/15/2012	12,500	12,250	2.55%, 11/18/2013(f)	6,530	6,519
			Multiplan Inc, Term Loan
Telecommunications - 0.22%			6.50%, 7/9/2017(f)	17,205	17,413
Clearwire Communications LLC / Clearwire					$ 31,453
Finance Inc			Insurance - 1.20%
8.25%, 12/1/2040(e)	6,905	7,380	Asurion Corp, PIK Term Loan
			6.75%, 7/7/2015(f)	19,082	18,649
TOTAL CONVERTIBLE BONDS		$ 39,010	Asurion Corp, Term Loan
	Principal		6.75%, 3/31/2015(f)	19,690	19,985
SENIOR FLOATING RATE INTERESTS -	Amount		CNO Financial Group Inc, Term Loan
12.26%	(000's)	Value (000's)	7.50%, 12/31/2016(f)	1,725	1,740
Automobile Parts & Equipment - 0.11%					$ 40,374
Hayes Lemmerz International Inc, Term Loan			Internet - 0.40%
12.00%, 12/11/2013(f)	$ 3,673	$ 3,847	Open Solutions Inc, Term Loan B
			2.41%, 1/23/2014(f)	15,319	13,455
Chemicals - 0.31%
AZ Chem US Inc, Term Loan			Lodging - 0.70%
6.75%, 11/4/2016(f)	2,157	2,194	Caesars Entertainment Operating Co Inc, Term
Ineos US Finance LLC, Term Loan B2			Loan
7.50%, 12/16/2013(f)	3,862	4,000	3.29%, 1/28/2015(f)	4,609	4,275
Ineos US Finance LLC, Term Loan C2			9.50%, 10/31/2016(f)	18,171	19,267
8.00%, 12/16/2014(f)	4,190	4,360			$ 23,542
		$ 10,554	Machinery - Diversified - 0.02%
Commercial Services - 0.31%			Manitowoc Co Inc/The, Term Loan
Interactive Data Corp, Term Loan			8.00%, 4/14/2014(f)	685	694
6.75%, 1/29/2017(f)	1,642	1,653
Springboard Finance LLC, Term Loan			Media - 1.43%
7.00%, 2/23/2015(f)	8,666	8,693	Univision Communications Inc, Term Loan
		$ 10,346	4.51%, 3/29/2017(f)	48,999	48,127
Computers - 0.16%
Spansion LLC, Term Loan			Oil & Gas - 0.20%
6.50%, 2/9/2015(f)	5,504	5,588	Venoco Inc, Term Loan C
			4.31%, 5/7/2014(f)	6,799	6,740
Diversified Financial Services - 0.83%
AGFS Funding Co, Term Loan			Pharmaceuticals - 1.19%
7.25%, 4/21/2015(f)	14,740	14,950	Grifols SA, Term Loan
Nuveen Investments Inc, Term Loan			0.00%, 6/4/2016(f),(h)	5,850	5,928
12.50%, 7/9/2015(f)	11,930	12,878	NBTY Inc, Term Loan
		$ 27,828	6.25%, 10/1/2017(f)	8,480	8,593
Electric - 0.83%			Quintiles Transnational Corp, Term Loan
Texas Competitive Electric Holdings Co LLC,			2.31%, 3/31/2013(f)	18,087	17,959
Term Loan			4.31%, 3/31/2014(f)	7,500	7,481
3.76%, 10/29/2014(f)	33,827	27,831			$ 39,961
			Retail - 0.55%
Electronics - 0.25%			DineEquity Inc, Term Loan
L-1 Identity Solutions Operating Co, Term Loan			6.00%, 10/7/2017(f)	8,672	8,805
B1			Dunkin Brands Inc, Term Loan B
7.15%, 8/5/2013(f)	8,364	8,333	5.75%, 10/25/2017(f)	5,500	5,580
			Gymboree Corp, Term Loan
Entertainment - 0.41%			5.50%, 10/22/2017(f)	2,680	2,714
CCM Merger Inc, Term Loan B			Petco Animal Supplies Inc, Term Loan
8.50%, 7/21/2012(f)	13,765	13,779	6.00%, 11/24/2017(f)	1,565	1,589
					$ 18,688

See accompanying notes

70

Schedule of Investments High Yield Fund January 31, 2011 (unaudited)

(g) Security purchased on a when-issued basis.
			(h)	This Senior Floating Rate Note will settle after January 31, 2011, at which
	Principal		time the interest rate will be determined.
SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's)	Value (000's)
Semiconductors - 0.45%
Freescale Semiconductor Inc, Term Loan			Unrealized Appreciation (Depreciation)
4.51%, 12/1/2016(f)	$ 11,713	$ 11,726	The net federal income tax unrealized appreciation (depreciation) and federal tax
Microsemi Corp, Term Loan			cost of investments held as of the period end were as follows:
5.00%, 10/30/2017(f)	3,325	3,367
		$ 15,093	Unrealized Appreciation	$ 262,580
Software - 0.67%			Unrealized Depreciation	(113,212)
First Data Corp, Term Loan B1			Net Unrealized Appreciation (Depreciation)	$ 149,368
3.01%, 12/24/2014(f)	15,138	14,290	Cost for federal income tax purposes	$ 3,190,898
First Data Corp, Term Loan B3			All dollar amounts are shown in thousands (000's)
3.01%, 9/24/2014(f)	7,587	7,167
MedAssets Inc, Term Loan			Portfolio Summary (unaudited)
5.25%, 11/15/2016(f)	1,245	1,259	Sector	Percent
		$ 22,716	Financial	20 .76%
Telecommunications - 0.44%			Communications	16 .56%
Intelsat Jackson Holdings SA, Term Loan			Consumer, Cyclical	15 .47%
3.29%, 2/1/2014(f)	15,500	14,958	Energy	14 .66%
			Consumer, Non-cyclical	12 .65%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 413,209	Industrial	5 .63%
	Maturity		Utilities	4 .99%
	Amount		Technology	4 .51%
REPURCHASE AGREEMENTS - 2.81%	(000's)	Value (000's)	Basic Materials	1 .94%
Banks - 2.81%			Government	1 .62%
Investment in Joint Trading Account; Credit Suisse $	19,669	$ 19,669	Diversified	0 .25%
Repurchase Agreement; 0.21% dated			Asset Backed Securities	0 .11%
01/31/11 maturing 02/01/11 (collateralized by			Other Assets in Excess of Liabilities, Net	0 .85%
US Treasury Notes; $20,062,334; 0.88% -			TOTAL NET ASSETS	100.00%
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	26,225	26,225
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $26,749,778;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	9,835	9,835
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $10,031,167; 0.00%;
dated 06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	26,244	26,244
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $26,768,904;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	12,785	12,785
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $13,040,517;
0.00% - 4.63%; dated 07/27/11 - 01/02/14)
$ 94,758
TOTAL REPURCHASE AGREEMENTS		$ 94,758
Total Investments		$ 3,340,266
Other Assets in Excess of Liabilities, Net - 0.85%		$ 28,580
TOTAL NET ASSETS - 100.00%		$ 3,368,846

(a)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).
(b)	Security is Illiquid
(c)	Non-Income Producing Security
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $85,873 or 2.55% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,053,885 or 31.28% of net assets.
(f)	Variable Rate. Rate shown is in effect at January 31, 2011.

See accompanying notes

71

Schedule of Investments
High Yield Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
New Flyer Industries Inc	2,733,500	$ 23,687	— $	—	—	$ —	2,733,500	$ 23,687
		$ 23,687	$ –			$ –		$ 23,687

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
New Flyer Industries Inc	$ 758		$ —			$ —
	$ 758		$ —			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

72

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

COMMON STOCKS - 1.12%	Shares Held Value (000's)			Principal
Agriculture - 0.01%				Amount
Eurofresh Inc (a),(b)	43,973 $	109	BONDS (continued)	(000's)	Value (000's)
			Aerospace & Defense (continued)
Building Materials - 0.01%			Spirit Aerosystems Inc
US Concrete Inc (a)	21,880	191	6.75%, 12/15/2020(d)	$ 952	$ 971
			Triumph Group Inc
Chemicals - 0.65%			8.00%, 11/15/2017	532	564
LyondellBasell Industries NV (a)	243,040	8,735	8.63%, 07/15/2018	460	508
					$ 4,810
Computers - 0.03%			Agriculture - 0.09%
Unisys Corp (a)	12,859	364	Alliance One International Inc
			10.00%, 07/15/2016	1,000	1,050
Consumer Products - 0.01%			Eurofresh Inc
Spectrum Brands Holdings Inc (a)	5,896	193	15.00%, 11/18/2016(b),(c)	163	163
					$ 1,213
Forest Products & Paper - 0.09%			Airlines - 1.47%
AbitibiBowater Inc/New (a)	42,290	1,143	American Airlines Pass Through Trust 2001-01
			7.38%, 05/23/2019	219	214
Leisure Products & Services - 0.01%			Continental Airlines 2003-ERJ1 Pass Through
True Temper Holdings Corp (a),(b)	15,480	124	Trust
			7.88%, 07/02/2018	788	792
Packaging & Containers - 0.21%			Continental Airlines 2004-ERJ1 Pass Through
Smurfit-Stone Container Corp (a)	77,583	2,898	Trust
			9.56%, 09/01/2019	215	218
Semiconductors - 0.10%			Continental Airlines 2005-ERJ1 Pass Through
Magnachip Semiconductor Corp (b),(c)	1,068,165	1,388	Trust
			9.80%, 04/01/2021	473	489
TOTAL COMMON STOCKS		$ 15,145	Continental Airlines 2006-1 Class G Pass Through
PREFERRED STOCKS - 0.41%	Shares Held Value (000's)		Trust
Agriculture - 0.00%			0.65%, 06/02/2013(e)	474	356
Eurofresh Inc (a),(b)	62	62	Continental Airlines 2006-ERJ1 Pass Through
			Trust
Automobile Manufacturers - 0.03%			9.32%, 11/01/2019(d)	297	295
Motors Liquidation Co (a)	50,000	385	Continental Airlines Inc
			6.75%, 09/15/2015(d)	6,620	6,885
Banks - 0.32%			Delta Air Lines 2007-1 Class B Pass Through Trust
CoBank ACB 11.00%; Series D (c)	60,000	3,338	8.02%, 08/10/2022	692	710
CoBank ACB 7.00% (c),(d)	20,000	924	Delta Air Lines 2007-1 Class C Pass Through Trust
		$ 4,262	8.95%, 08/10/2014	192	202
Diversified Financial Services - 0.06%			Delta Air Lines Inc
Citigroup Capital XIII	31,200	834	9.50%, 09/15/2014(d)	1,192	1,302
			Northwest Airlines 2007-1 Class A Pass Through
TOTAL PREFERRED STOCKS		$ 5,543	Trust
CONVERTIBLE PREFERRED STOCKS -			7.03%, 11/01/2019	2,364	2,488
0.17%	Shares Held Value (000's)		UAL 2007-1 Pass Through Trust
Automobile Manufacturers - 0.17%			6.64%, 07/02/2022	82	83
General Motors Co	11,000	597	7.34%, 07/02/2019(d)	427	410
Motors Liquidation Co; Series B (a)	75,000	632	UAL 2009-2A Pass Through Trust
Motors Liquidation Co; Series C (a)	100,000	853	9.75%, 01/15/2017	3,996	4,635
Motors Liquidation Co; Series D (a)	25,000	208	UAL 2009-2B Pass Through Trust
			12.00%, 01/15/2016(d)	733	820
		$ 2,290
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 2,290			$ 19,899
	Principal		Apparel - 0.37%
	Amount		Hanesbrands Inc
			6.38%, 12/15/2020(d)	4,000	3,855
BONDS - 89.56%	(000's)	Value (000's)
Advertising - 0.10%			Quiksilver Inc
Affinion Group Inc			6.88%, 04/15/2015	1,200	1,185
7.88%, 12/15/2018(d)	$ 475	$ 462			$ 5,040
Sitel LLC/Sitel Finance Corp			Automobile Manufacturers - 0.72%
11.50%, 04/01/2018(d)	1,045	935	Ford Motor Co
		$ 1,397	7.75%, 06/15/2043	500	513
Aerospace & Defense - 0.36%			8.90%, 01/15/2032	325	381
Alliant Techsystems Inc			9.22%, 09/15/2021	500	571
6.88%, 09/15/2020	650	671	9.98%, 02/15/2047	1,560	1,896
Esterline Technologies Corp			Motors Liquidation Co
			0.00%, 07/15/2023(a)	1,000	350
7.00%, 08/01/2020	750	774	0.00%, 09/01/2025(a)	700	240
GenCorp Inc			0.00%, 05/01/2028(a)	150	51
9.50%, 08/15/2013	700	719	0.00%, 07/15/2033(a)	5,050	1,793
Kratos Defense & Security Solutions Inc			0.00%, 03/15/2036(a),(e)	725	135
10.00%, 06/01/2017	540	603

See accompanying notes

73

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Automobile Manufacturers (continued)			Building Materials (continued)
Navistar International Corp			USG Corp (continued)
8.25%, 11/01/2021	$ 3,520 $	3,881	9.75%, 08/01/2014(d)	$ 3,015 $	3,256
	$ 9,811			$ 16,348
Automobile Parts & Equipment - 0.24%			Chemicals - 2.06%
Exide Technologies			Celanese US Holdings LLC
8.63%, 02/01/2018(d)	2,350	2,477	6.63%, 10/15/2018(d)	600	626
Goodyear Tire & Rubber Co/The			CF Industries Inc
10.50%, 05/15/2016	53	60	6.88%, 05/01/2018	800	878
Titan International Inc			7.13%, 05/01/2020	450	500
7.88%, 10/01/2017(d)	650	692	Chemtura Corp
	$ 3,229		7.88%, 09/01/2018(d)	800	854
Banks - 3.91%			Hexion US Finance Corp / Hexion Nova Scotia
Ally Financial Inc			Finance ULC
6.25%, 12/01/2017(d)	3,945	4,073	8.88%, 02/01/2018	1,655	1,783
7.50%, 09/15/2020(d)	500	545	Huntsman International LLC
8.00%, 12/31/2018	4,480	4,861	5.50%, 06/30/2016	1,920	1,882
8.00%, 03/15/2020	5,030	5,684	Lyondell Chemical Co
8.00%, 11/01/2031	6,711	7,583	8.00%, 11/01/2017(d)	4,070	4,543
Bank of America Corp			11.00%, 05/01/2018	2,800	3,192
8.00%, 12/29/2049(e)	1,850	1,918	Momentive Performance Materials Inc
8.13%, 12/29/2049(e)	1,120	1,161	9.00%, 01/15/2021(d)	6,080	6,475
BankAmerica Capital II			Nalco Co
8.00%, 12/15/2026	142	145	6.63%, 01/15/2019(d)	735	767
BankAmerica Institutional Capital B			Omnova Solutions Inc
7.70%, 12/31/2026(d)	525	530	7.88%, 11/01/2018(d)	180	184
Barclays Bank PLC			PolyOne Corp
5.93%, 12/31/2049(d),(e)	1,315	1,183	7.38%, 09/15/2020	3,050	3,210
7.43%, 12/31/2049(d),(e)	1,600	1,556	Rain CII Carbon LLC and CII Carbon Corp
CIT Group Inc			8.00%, 12/01/2018(d)	850	901
7.00%, 05/01/2013	3,275	3,345	Reichhold Industries Inc
7.00%, 05/01/2015	750	760	9.00%, 08/15/2014(d)	860	759
7.00%, 05/01/2016	4,479	4,524	Sterling Chemicals Inc
7.00%, 05/01/2017	13,114	13,229	10.25%, 04/01/2015	1,250	1,291
NB Capital Trust II				$ 27,845
7.83%, 12/15/2026	200	203	Coal - 0.85%
NB Capital Trust IV			Arch Coal Inc
8.25%, 04/15/2027	400	410	8.75%, 08/01/2016	4,655	5,155
Wachovia Capital Trust III			Arch Western Finance LLC
5.80%, 03/29/2049	1,419	1,238	6.75%, 07/01/2013	1,124	1,135
	$ 52,948		Consol Energy Inc
Beverages - 0.18%			8.00%, 04/01/2017(d)	800	868
Constellation Brands Inc			8.25%, 04/01/2020(d)	675	738
7.25%, 05/15/2017	1,050	1,123	Foresight Energy LLC / Foresight Energy Corp
8.38%, 12/15/2014	350	387	9.63%, 08/15/2017(d)	975	1,045
Cott Beverages Inc			Murray Energy Corp
8.13%, 09/01/2018	915	988	10.25%, 10/15/2015(d)	955	1,012
	$ 2,498		Patriot Coal Corp
Biotechnology - 0.09%			8.25%, 04/30/2018	700	740
FMC Finance III SA			Penn Virginia Resource Partners LP / Penn
6.88%, 07/15/2017	592	630	Virginia Resource Finance Corp
Talecris Biotherapeutics Holdings Corp			8.25%, 04/15/2018	800	838
7.75%, 11/15/2016	500	547		$ 11,531
	$ 1,177		Commercial Services - 4.58%
Building Materials - 1.21%			ACE Cash Express Inc
Cemex SAB de CV			10.25%, 10/01/2014(c),(d)	1,805	1,867
9.00%, 01/11/2018(d)	650	666	Avis Budget Car Rental LLC / Avis Budget
Gibraltar Industries Inc			Finance Inc
8.00%, 12/01/2015(e)	300	302	8.25%, 01/15/2019(d)	745	777
Masco Corp			9.63%, 03/15/2018	1,950	2,145
6.13%, 10/03/2016	3,025	3,103	Block Financial LLC
7.75%, 08/01/2029	745	745	5.13%, 10/30/2014	1,250	1,252
Ply Gem Industries Inc			7.88%, 01/15/2013	250	264
11.75%, 06/15/2013	1,695	1,811	Cadmus Communications Corp
Texas Industries Inc			8.38%, 06/15/2014	600	518
9.25%, 08/15/2020	975	1,046	Catalent Pharma Solutions Inc
USG Corp			9.50%, 04/15/2015	993	1,014
6.30%, 11/15/2016	840	781	Cenveo Corp
8.38%, 10/15/2018(d)	4,470	4,638	8.88%, 02/01/2018	500	494
			10.50%, 08/15/2016(d)	1,500	1,508

See accompanying notes

74

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Commercial Services (continued)			Consumer Products (continued)
Ceridian Corp			Reynolds Group Issuer Inc / Reynolds Group Issuer
11.25%, 11/15/2015(e)	$ 2,110 $	2,184	LLC / Reynolds Group Issuer (Luxembourg) S.A.
12.25%, 11/15/2015	7,659	8,003	6.88%, 02/15/2021(d),(f)	$ 2,925 $	2,950
Deluxe Corp			7.13%, 04/15/2019(d)	400	413
7.38%, 06/01/2015	650	674	8.25%, 02/15/2021(d),(f)	1,475	1,488
Ford Holdings LLC			8.50%, 05/15/2018(d)	1,450	1,512
9.30%, 03/01/2030	4,838	5,839	9.00%, 04/15/2019(d)	2,870	3,013
9.38%, 03/01/2020	1,060	1,217	Scotts Miracle-Gro Co/The
FTI Consulting Inc			6.63%, 12/15/2020(d)	1,000	1,008
6.75%, 10/01/2020(d)	685	682	Spectrum Brands Holdings Inc
Garda World Security Corp			12.00%, 08/28/2019	1,448	1,622
9.75%, 03/15/2017(d)	375	402		$ 15,474
Great Lakes Dredge & Dock Corp			Distribution & Wholesale - 0.39%
7.38%, 02/01/2019(d)	250	253	ACE Hardware Corp
Interactive Data Corp			9.13%, 06/01/2016(d)	2,000	2,145
10.25%, 08/01/2018(d)	400	444	Intcomex Inc
Iron Mountain Inc			13.25%, 12/15/2014(d)	1,220	1,281
8.00%, 06/15/2020	500	533	McJunkin Red Man Corp
8.38%, 08/15/2021	500	544	9.50%, 12/15/2016(d)	1,870	1,854
KAR Auction Services Inc				$ 5,280
4.29%, 05/01/2014(e)	425	410	Diversified Financial Services - 4.93%
Knowledge Learning Corp			American General Finance Corp
7.75%, 02/01/2015(d)	3,220	3,192	6.90%, 12/15/2017	2,103	1,830
Lender Processing Services Inc			Capital One Capital VI
8.13%, 07/01/2016	3,700	3,820	8.88%, 05/15/2040	350	370
Rent-A-Center Inc/TX			CNG Holdings Inc/OH
6.63%, 11/15/2020(d)	600	591	12.25%, 02/15/2015(d)	570	627
RSC Equipment Rental Inc/RSC Holdings III LLC			Countrywide Capital III
8.25%, 02/01/2021(d)	2,745	2,806	8.05%, 06/15/2027	1,775	1,833
9.50%, 12/01/2014	2,817	2,958	El Paso Performance-Linked Trust
10.25%, 11/15/2019	1,240	1,376	7.75%, 07/15/2011(d)	1,250	1,277
Seminole Indian Tribe of Florida			Ford Motor Credit Co LLC
7.75%, 10/01/2017(d)	3,630	3,830	6.63%, 08/15/2017	3,730	3,997
Service Corp International/US			8.00%, 06/01/2014	1,525	1,708
7.00%, 05/15/2019	2,340	2,404	8.00%, 12/15/2016	4,700	5,331
7.50%, 04/01/2027	1,810	1,765	8.13%, 01/15/2020	8,665	10,155
Stewart Enterprises Inc			Holly Energy Partners LP/Holly Energy Finance
6.25%, 02/15/2013(e)	700	702	Corp
United Rentals North America Inc			6.25%, 03/01/2015(c)	2,650	2,624
8.38%, 09/15/2020	2,620	2,738	8.25%, 03/15/2018(c),(d)	500	523
10.88%, 06/15/2016	3,700	4,264	Icahn Enterprises LP / Icahn Enterprises Finance
Valassis Communications Inc			Corp
6.63%, 02/01/2021(d)	625	622	7.75%, 01/15/2016	5,920	6,105
	$ 62,092		7.75%, 01/15/2016(d)	2,900	2,991
Computers - 0.98%			8.00%, 01/15/2018	1,205	1,238
Seagate HDD Cayman			ILFC E-Capital Trust II
6.88%, 05/01/2020(d)	665	642	6.25%, 12/21/2065(d),(e)	925	754
7.75%, 12/15/2018(d)	1,200	1,230	International Lease Finance Corp
Seagate Technology HDD Holdings			5.65%, 06/01/2014	4,870	4,998
6.80%, 10/01/2016	1,250	1,288	8.25%, 12/15/2020	1,000	1,090
Stratus Technologies Inc			8.63%, 09/15/2015(d)	7,570	8,440
12.00%, 03/29/2015(d)	600	540	8.75%, 03/15/2017(d)	2,510	2,811
Stream Global Services Inc			8.88%, 09/01/2017	2,485	2,767
11.25%, 10/01/2014	350	367	Landry's Holdings Inc
SunGard Data Systems Inc			11.50%, 06/01/2014(d)	380	376
7.38%, 11/15/2018(d)	1,160	1,183	Milacron Escrow Corp
7.63%, 11/15/2020(d)	2,320	2,395	0.00%, 05/15/2011(a),(b),(c)	188	—
10.25%, 08/15/2015	2,715	2,861	Northern Tier Energy LLC / Norther Tier Finance
10.63%, 05/15/2015	1,665	1,850	Corp
Unisys Corp			10.50%, 12/01/2017(d)	340	366
14.25%, 09/15/2015(d)	802	968	SLM Corp
	$ 13,324		6.25%, 01/25/2016	3,400	3,406
Consumer Products - 1.14%			8.45%, 06/15/2018	1,025	1,107
American Achievement Corp				$ 66,724
10.88%, 04/15/2016(d)	1,430	1,416	Electric - 5.37%
Armored Autogroup Inc			AES Eastern Energy LP
9.25%, 11/01/2018(d)	2,000	2,052	9.67%, 01/02/2029	2,000	2,114

See accompanying notes

75

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Energy - Alternate Sources - 0.13%
Calpine Construction Finance Co LP and CCFC			Covanta Holding Corp
Finance Corp			7.25%, 12/01/2020	$ 1,720 $	1,768
8.00%, 06/01/2016(d)	$ 750 $	804
Calpine Corp			Engineering & Construction - 0.16%
7.25%, 10/15/2017(d)	7,124	7,284	Abengoa Finance SAU
7.50%, 02/15/2021(d)	2,770	2,805	8.88%, 11/01/2017(d)	1,400	1,367
Dynegy Holdings Inc			Dycom Investments Inc
7.13%, 05/15/2018	2,250	1,553	7.13%, 01/15/2021(d)	175	177
7.50%, 06/01/2015	4,365	3,536	Tutor Perini Corp
7.75%, 06/01/2019	6,128	4,396	7.63%, 11/01/2018(d)	600	612
Dynegy Roseton/Danskammer Pass Through Trust				$ 2,156
Series B			Entertainment - 2.64%
7.67%, 11/08/2016	6,693	6,338	Cedar Fair LP/Canada's Wonderland Co/Magnum
Edison Mission Energy			Management Corp
7.00%, 05/15/2017	1,400	1,148	9.13%, 08/01/2018(d)	2,745	2,958
7.20%, 05/15/2019	5,340	4,286	Choctaw Resort Development Enterprise
7.63%, 05/15/2027	7,210	5,299	7.25%, 11/15/2019(d)	632	461
7.75%, 06/15/2016	1,600	1,432	Chukchansi Economic Development Authority
Energy Future Holdings Corp			8.00%, 11/15/2013(d)	1,943	1,350
10.88%, 11/01/2017	109	81	FireKeepers Development Authority
Energy Future Intermediate Holding Co LLC /			13.88%, 05/01/2015(d)	4,850	5,772
EFIH Finance Inc			Isle of Capri Casinos Inc
10.00%, 12/01/2020	3,746	3,973	7.00%, 03/01/2014	1,200	1,185
GenOn Energy Inc			Mashantucket Western Pequot Tribe
7.63%, 06/15/2014	5,500	5,775	0.00%, 11/15/2015(a),(d)	2,520	299
7.88%, 06/15/2017	1,500	1,511	NAI Entertainment Holdings LLC
9.88%, 10/15/2020(d)	1,160	1,215	8.25%, 12/15/2017(d)	475	506
Homer City Funding LLC			Peninsula Gaming LLC
8.14%, 10/01/2019	436	418	8.38%, 08/15/2015	750	795
Ipalco Enterprises Inc			10.75%, 08/15/2017	500	551
7.25%, 04/01/2016(d)	1,840	1,983	10.75%, 08/15/2017(b),(d),(f)	250	270
Midwest Generation LLC			Pinnacle Entertainment Inc
8.56%, 01/02/2016	2,366	2,431	8.63%, 08/01/2017	500	547
Mirant Americas Generation LLC			8.75%, 05/15/2020	350	372
8.50%, 10/01/2021	1,500	1,583	Pokagon Gaming Authority
NRG Energy Inc			10.38%, 06/15/2014(d)	4,634	4,796
7.38%, 02/01/2016	6,090	6,303	Shingle Springs Tribal Gaming Authority
7.38%, 01/15/2017	500	520	9.38%, 06/15/2015(d)	1,775	1,207
7.63%, 01/15/2018(d)	5,370	5,437	Speedway Motorsports Inc
Public Service Co of New Mexico			6.75%, 02/01/2019(d),(f)	750	758
7.95%, 05/15/2018	200	226	8.75%, 06/01/2016	1,400	1,526
Texas Competitive Electric Holdings Co LLC			Universal City Development Partners Ltd / UCDP
10.25%, 11/01/2015(e)	450	277	Finance Inc
	$ 72,728		8.88%, 11/15/2015	415	448
Electrical Components & Equipment - 0.14%			10.88%, 11/15/2016	1,725	1,915
Belden Inc			WMG Acquisition Corp
7.00%, 03/15/2017	200	203	7.38%, 04/15/2014	700	693
9.25%, 06/15/2019	400	443	9.50%, 06/15/2016	7,868	8,409
General Cable Corp			WMG Holdings Corp
2.68%, 04/01/2015(e)	750	710	9.50%, 12/15/2014	1,000	1,009
International Wire Group Inc				$ 35,827
9.75%, 04/15/2015(d)	535	562	Environmental Control - 0.04%
	$ 1,918		WCA Waste Corp
Electronics - 1.02%			9.25%, 06/15/2014(c)	500	518
Da-Lite Screen Co Inc
12.50%, 04/01/2015	750	822	Food - 0.84%
Kemet Corp			Bumble Bee Acquisition Corp
10.50%, 05/01/2018	1,450	1,595	9.00%, 12/15/2017(d)	375	400
NXP BV / NXP Funding LLC			Dole Food Co Inc
3.05%, 10/15/2013(e)	1,850	1,832	8.00%, 10/01/2016(d)	775	825
7.88%, 10/15/2014	1,000	1,041	13.88%, 03/15/2014	377	462
9.75%, 08/01/2018(d)	5,390	6,097	Ingles Markets Inc
Sanmina-SCI Corp			8.88%, 05/15/2017	1,600	1,716
3.05%, 06/15/2014(d),(e)	520	512	Michael Foods Inc
6.75%, 03/01/2013	500	501	9.75%, 07/15/2018(d)	1,270	1,391
Viasystems Inc			Pilgrim's Pride Corp
12.00%, 01/15/2015(d)	1,202	1,366	7.88%, 12/15/2018(d)	570	569
	$ 13,766		Simmons Foods Inc
			10.50%, 11/01/2017(d)	250	269

See accompanying notes

76

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food (continued)			Healthcare - Services (continued)
Smithfield Foods Inc			Select Medical Corp
7.75%, 05/15/2013	$ 955 $	1,043	7.63%, 02/01/2015	$ 750 $	765
7.75%, 07/01/2017	1,200	1,272	Tenet Healthcare Corp
SUPERVALU Inc			8.88%, 07/01/2019	1,420	1,626
8.00%, 05/01/2016	3,500	3,413	9.00%, 05/01/2015	125	138
	$ 11,360		10.00%, 05/01/2018	125	147
Forest Products & Paper - 1.04%			Vanguard Health Holding Co II LLC/Vanguard
ABI Escrow Corp			Holding Co II Inc
10.25%, 10/15/2018(d)	1,640	1,849	7.75%, 02/01/2019(d)	800	810
Abitibi Unsecured Notes Claims			8.00%, 02/01/2018(d)	700	718
0.00%, 06/15/2011(a),(b),(c)	533	7		$ 30,380
0.00%, 06/20/2013(a),(b),(c)	780	10	Holding Companies - Diversified - 0.09%
0.00%, 04/01/2015(a),(b),(c)	2,313	29	Tops Holding Corp / Tops Markets LLC
0.00%, 04/01/2028(a),(b),(c)	320	4	10.13%, 10/15/2015	1,100	1,155
0.00%, 08/01/2030(a),(b),(c)	85	1
Appleton Papers Inc			Home Builders - 1.07%
10.50%, 06/15/2015(d)	690	709	Beazer Homes USA Inc
Boise Paper Holdings LLC / Boise Co-Issuer Co			9.13%, 06/15/2018	1,029	1,044
8.00%, 04/01/2020	500	541	9.13%, 05/15/2019(d)	1,970	1,995
Bowater Unsecured Notes Claims			DR Horton Inc
0.00%, 11/15/2011(a),(b),(c)	700	206	5.63%, 01/15/2016	1,175	1,184
Cascades Inc			K Hovnanian Enterprises Inc
7.75%, 12/15/2017	520	541	10.63%, 10/15/2016	1,525	1,617
7.88%, 01/15/2020	300	312	Lennar Corp
Domtar Corp			6.95%, 06/01/2018	1,515	1,502
7.13%, 08/15/2015	363	397	Meritage Homes Corp
Georgia-Pacific LLC			6.25%, 03/15/2015	430	432
7.13%, 01/15/2017(d)	1,050	1,118	7.15%, 04/15/2020	2,395	2,395
NewPage Corp			Standard Pacific Corp
10.00%, 05/01/2012	1,500	975	8.38%, 05/15/2018(d)	2,870	2,985
11.38%, 12/31/2014	4,450	4,461	8.38%, 01/15/2021(d)	1,060	1,074
PE Paper Escrow GmbH			10.75%, 09/15/2016	200	234
12.00%, 08/01/2014(d)	2,195	2,558		$ 14,462
Potlatch Corp			Housewares - 0.02%
7.50%, 11/01/2019	360	381	American Standard Americas
	$ 14,099		10.75%, 01/15/2016(d)	225	236
Healthcare - Products - 0.56%
Biomet Inc			Insurance - 2.34%
10.00%, 10/15/2017	1,205	1,347	American International Group Inc
10.38%, 10/15/2017	2,570	2,878	8.18%, 05/15/2068	7,950	8,864
11.63%, 10/15/2017	2,985	3,373	Crum & Forster Holdings Corp
	$ 7,598		7.75%, 05/01/2017	750	787
Healthcare - Services - 2.24%			Fairfax Financial Holdings Ltd
Aviv Healthcare Properties LP			7.75%, 06/15/2017	615	643
7.75%, 02/15/2019(d),(f)	500	514	Genworth Financial Inc
Capella Healthcare Inc			6.15%, 11/15/2066(e)	2,750	2,145
9.25%, 07/01/2017(d)	475	514	7.20%, 02/15/2021	200	204
DaVita Inc			HUB International Holdings Inc
6.38%, 11/01/2018	600	605	10.25%, 06/15/2015(d)	4,000	4,130
6.63%, 11/01/2020	600	609	ILFC E-Capital Trust I
HCA Inc			5.96%, 12/21/2065(d),(e)	2,200	1,772
5.75%, 03/15/2014	441	445	Liberty Mutual Group Inc
6.38%, 01/15/2015	1,058	1,078	7.50%, 08/15/2036(d)	900	901
7.05%, 12/01/2027	465	409	7.80%, 03/15/2037(d)	400	400
7.50%, 12/15/2023	1,285	1,201	10.75%, 06/15/2058(d),(e)	6,925	8,899
7.69%, 06/15/2025	1,430	1,337	Nationwide Mutual Insurance Co
8.50%, 04/15/2019	5,673	6,325	8.25%, 12/01/2031(d)	396	413
9.25%, 11/15/2016	5,380	5,790	9.38%, 08/15/2039(d)	600	701
Health Management Associates Inc			USI Holdings Corp
6.13%, 04/15/2016	1,000	1,015	4.16%, 11/15/2014(c),(d),(e)	300	281
Multiplan Inc			9.75%, 05/15/2015(d)	1,556	1,595
9.88%, 09/01/2018(d)	950	1,022		$ 31,735
National Mentor Holdings Inc			Internet - 0.12%
11.25%, 07/01/2014	3,275	3,451	Cogent Communications Group Inc
OnCure Holdings Inc			8.38%, 02/15/2018(d)	875	904
11.75%, 05/15/2017(d)	1,200	1,154	Equinix Inc
Radiation Therapy Services Inc			8.13%, 03/01/2018	680	734
9.88%, 04/15/2017	700	707		$ 1,638

See accompanying notes

77

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Iron & Steel - 0.68%			Media - 7.60%
AK Steel Corp			Allbritton Communications Co
7.63%, 05/15/2020	$ 410 $	418	8.00%, 05/15/2018	$ 1,000 $	1,039
California Steel Industries Inc			Barrington Broadcasting Group LLC and
6.13%, 03/15/2014	870	857	Barrington Broadcasting Capital Corp
Essar Steel Algoma Inc			10.50%, 08/15/2014	250	249
9.38%, 03/15/2015(d)	285	285	Block Communications Inc
Steel Dynamics Inc			8.25%, 12/15/2015(d)	2,785	2,841
7.75%, 04/15/2016	1,950	2,074	Bresnan Broadband Holdings LLC
Tube City IMS Corp			8.00%, 12/15/2018(d)	250	261
9.75%, 02/01/2015	3,395	3,531	Cablevision Systems Corp
United States Steel Corp			8.00%, 04/15/2020	695	754
6.65%, 06/01/2037	2,415	2,053	CCH II LLC / CCH II Capital Corp
	$ 9,218		13.50%, 11/30/2016	2,715	3,285
Leisure Products & Services - 0.11%			CCO Holdings LLC / CCO Holdings Capital Corp
Royal Caribbean Cruises Ltd			7.00%, 01/15/2019	900	907
6.88%, 12/01/2013	106	114	7.00%, 01/15/2019(d)	1,025	1,030
7.25%, 06/15/2016	502	542	7.25%, 10/30/2017	4,165	4,332
11.88%, 07/15/2015	696	870	7.88%, 04/30/2018	640	673
	$ 1,526		8.13%, 04/30/2020	3,140	3,344
Lodging - 3.21%			Cengage Learning Acquisitions Inc
Caesars Entertainment Operating Co Inc			10.50%, 01/15/2015(d),(e)	5,995	6,235
5.63%, 06/01/2015	4,775	3,844	Cequel Communications Holdings I LLC and
10.75%, 02/01/2016	2,185	2,103	Cequel Capital Corp
11.25%, 06/01/2017	1,400	1,589	8.63%, 11/15/2017(d)	10,237	10,711
12.75%, 04/15/2018(d)	2,550	2,639	Charter Communications Operating LLC / Charter
CityCenter Holdings LLC / CityCenter Finance			Communications Operating Capital
Corp			10.87%, 09/15/2014(d),(e)	1,800	2,025
7.63%, 01/15/2016(d)	5,985	6,119	Citadel Broadcasting Corp
10.75%, 01/15/2017(d)	2,765	2,883	7.75%, 12/15/2018(d)	2,550	2,716
Mandalay Resort Group			Clear Channel Communications Inc
7.63%, 07/15/2013	1,200	1,171	5.75%, 01/15/2013	4,010	3,880
MCE Finance Ltd			10.75%, 08/01/2016	2,715	2,545
10.25%, 05/15/2018	325	374	Clear Channel Worldwide Holdings Inc
MGM Resorts International			9.25%, 12/15/2017	475	525
5.88%, 02/27/2014	130	123	9.25%, 12/15/2017	1,400	1,550
6.63%, 07/15/2015	5,175	4,838	CSC Holdings LLC
7.50%, 06/01/2016	4,733	4,496	7.63%, 07/15/2018	600	661
7.63%, 01/15/2017	210	199	7.88%, 02/15/2018	350	390
9.00%, 03/15/2020(d)	1,725	1,906	8.63%, 02/15/2019	51	58
10.00%, 11/01/2016(d)	1,950	2,038	DISH DBS Corp
11.13%, 11/15/2017	200	231	7.75%, 05/31/2015	4,400	4,736
11.38%, 03/01/2018	500	559	7.88%, 09/01/2019	5,770	6,109
San Pasqual Casino			Fisher Communications Inc
8.00%, 09/15/2013(d)	3,436	3,441	8.63%, 09/15/2014	450	460
Seminole Hard Rock Entertainment Inc			Gannett Co Inc
2.80%, 03/15/2014(d),(e)	2,750	2,599	6.38%, 09/01/2015(d)	200	204
Starwood Hotels & Resorts Worldwide Inc			7.13%, 09/01/2018(d)	3,465	3,500
7.88%, 10/15/2014	770	874	9.38%, 11/15/2017	4,525	5,091
Wynn Las Vegas LLC / Wynn Las Vegas Capital			LBI Media Inc
Corp			8.50%, 08/01/2017(d)	500	421
7.75%, 08/15/2020	1,435	1,521	McClatchy Co/The
	$ 43,547		11.50%, 02/15/2017	750	846
Machinery - Construction & Mining - 0.07%			Media General Inc
Terex Corp			11.75%, 02/15/2017	1,250	1,375
8.00%, 11/15/2017	970	1,004	Mediacom LLC / Mediacom Capital Corp
			9.13%, 08/15/2019	1,548	1,598
Machinery - Diversified - 0.98%			Nexstar Broadcasting Inc
Case New Holland Inc			0.50%, 01/15/2014	753	733
7.88%, 12/01/2017(d)	7,115	7,907	7.00%, 01/15/2014	247	241
Columbus McKinnon Corp/NY			Nexstar Broadcasting Inc / Mission Broadcasting
7.88%, 02/01/2019(d)	280	286	Inc
			8.88%, 04/15/2017(d)	950	1,024
Liberty Tire Recycling
11.00%, 10/01/2016(d)	600	666	Nielsen Finance LLC / Nielsen Finance Co
Manitowoc Co Inc/The			11.50%, 05/01/2016	2,200	2,565
8.50%, 11/01/2020	3,655	3,938	ProQuest LLC/ProQuest Notes Co
			9.00%, 10/15/2018(d)	500	522
Stewart & Stevenson LLC / Stewart & Stevenson
Funding Corp			Quebecor Media Inc
10.00%, 07/15/2014	400	406	7.75%, 03/15/2016	1,500	1,556
	$ 13,203

See accompanying notes

78

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Oil & Gas (continued)
Sinclair Television Group Inc			ATP Oil & Gas Corp/United States
8.38%, 10/15/2018(d)	$ 1,000 $	1,035	11.88%, 05/01/2015	$ 14,155 $	13,943
Sirius XM Radio Inc			Bill Barrett Corp
8.75%, 04/01/2015(d)	3,130	3,419	9.88%, 07/15/2016	2,550	2,850
9.75%, 09/01/2015(d)	1,300	1,466	Brigham Exploration Co
Unitymedia Hessen GmbH & Co KG / Unitymedia			8.75%, 10/01/2018(d)	450	494
NRW GmbH			Carrizo Oil & Gas Inc
8.13%, 12/01/2017(d)	1,400	1,512	8.63%, 10/15/2018(d)	340	357
Univision Communications Inc			Chesapeake Energy Corp
8.50%, 05/15/2021(d)	2,475	2,562	6.63%, 08/15/2020	2,335	2,417
Videotron Ltee			6.88%, 08/15/2018	690	720
6.88%, 01/15/2014	750	760	9.50%, 02/15/2015	4,610	5,394
9.13%, 04/15/2018	3,345	3,742	Cimarex Energy Co
XM Satellite Radio Inc			7.13%, 05/01/2017	2,480	2,616
7.63%, 11/01/2018(d)	5,355	5,556	Citgo Petroleum Corp
13.00%, 08/01/2013(d)	1,635	1,946	11.50%, 07/01/2017(d)	1,325	1,524
	$ 102,990		Comstock Resources Inc
Metal Fabrication & Hardware - 0.02%			8.38%, 10/15/2017	2,396	2,462
Wolverine Tube Inc			Continental Resources Inc/OK
0.00%, 03/31/2012(a)	982	314	7.13%, 04/01/2021(d)	300	316
			Denbury Resources Inc
Mining - 0.65%			8.25%, 02/15/2020	1,864	2,053
FMG Resources August 2006 Pty Ltd			EXCO Resources Inc
7.00%, 11/01/2015(d)	4,630	4,780	7.50%, 09/15/2018	4,365	4,365
Noranda Aluminum Acquisition Corp			Forest Oil Corp
5.19%, 05/15/2015(e)	1,719	1,616	7.25%, 06/15/2019	2,990	3,102
Novelis Inc/GA			Frontier Oil Corp
8.38%, 12/15/2017(d)	1,300	1,401	6.88%, 11/15/2018	350	360
8.75%, 12/15/2020(d)	900	978	Gibson Energy ULC / GEP Midstream Finance
	$ 8,775		Corp
Miscellaneous Manufacturing - 0.94%			10.00%, 01/15/2018	875	903
Bombardier Inc			11.75%, 05/27/2014	925	1,036
7.50%, 03/15/2018(d)	225	245	Hilcorp Energy I LP/Hilcorp Finance Co
7.75%, 03/15/2020(d)	225	246	7.63%, 04/15/2021(d)	1,020	1,081
Colt Defense LLC / Colt Finance Corp			8.00%, 02/15/2020(d)	900	976
8.75%, 11/15/2017(d)	874	721	Holly Corp
Eastman Kodak Co			9.88%, 06/15/2017	690	761
9.75%, 03/01/2018(d)	3,365	3,331	Linn Energy LLC/Linn Energy Finance Corp
FGI Holding Co Inc			7.75%, 02/01/2021(d)	3,435	3,590
11.25%, 10/01/2015(d)	890	876	8.63%, 04/15/2020(d)	2,400	2,628
Harland Clarke Holdings Corp			Newfield Exploration Co
6.00%, 05/15/2015(e)	2,450	2,138	6.63%, 09/01/2014	930	951
Hexcel Corp			6.88%, 02/01/2020	750	806
6.75%, 02/01/2015	500	509	7.13%, 05/15/2018	500	536
JB Poindexter & Co Inc			NFR Energy LLC/NFR Energy Finance Corp
8.75%, 03/15/2014	1,415	1,425	9.75%, 02/15/2017(d)	1,400	1,400
Polymer Group Inc			9.75%, 02/15/2017(d)	1,800	1,800
7.75%, 02/01/2019(d)	2,390	2,456	Parker Drilling Co
SPX Corp			9.13%, 04/01/2018	1,250	1,319
6.88%, 09/01/2017(d)	475	511	Penn Virginia Corp
Trimas Corp			10.38%, 06/15/2016	610	686
9.75%, 12/15/2017	300	331	Pioneer Drilling Co
	$ 12,789		9.88%, 03/15/2018	450	487
Mortgage Backed Securities - 0.17%			Pioneer Natural Resources Co
Banc of America Large Loan Inc			5.88%, 07/15/2016	1,245	1,299
2.01%, 11/15/2013(d),(e)	2,485	2,288	7.50%, 01/15/2020	889	985
			Plains Exploration & Production Co
Office Furnishings - 0.13%			7.63%, 04/01/2020	500	540
Interface Inc			Precision Drilling Corp
7.63%, 12/01/2018(d)	1,725	1,807	6.63%, 11/15/2020(d)	740	765
			Pride International Inc
Oil & Gas - 6.62%			6.88%, 08/15/2020	350	382
Alon Refining Krotz Springs Inc			QEP Resources Inc
13.50%, 10/15/2014	857	823	6.88%, 03/01/2021	700	731
Alta Mesa Holdings/Alta Mesa Finance Services			Quicksilver Resources Inc
Corp			11.75%, 01/01/2016	2,770	3,241
9.63%, 10/15/2018(d)	1,150	1,138	Range Resources Corp
Anadarko Petroleum Corp			6.75%, 08/01/2020	85	89
6.38%, 09/15/2017	675	746	7.25%, 05/01/2018	50	53

See accompanying notes

79

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Range Resources Corp (continued)			Omnicare Inc
7.50%, 05/15/2016	$ 2,933 $	3,065	6.88%, 12/15/2015	$ 1,700 $	1,760
SandRidge Energy Inc			7.75%, 06/01/2020	225	236
8.00%, 06/01/2018(d)	6,020	6,186	Valeant Pharmaceuticals International
Seadrill Ltd			6.75%, 10/01/2017(d)	3,400	3,502
6.50%, 10/05/2015	1,200	1,170	6.88%, 12/01/2018(d)	1,860	1,912
Swift Energy Co			7.00%, 10/01/2020(d)	750	773
7.13%, 06/01/2017	1,500	1,532		$ 19,266
8.88%, 01/15/2020	650	712	Pipelines - 1.76%
W&T Offshore Inc			El Paso Corp
8.25%, 06/15/2014(d)	2,500	2,512	6.88%, 06/15/2014	500	544
Western Refining Inc			7.00%, 06/15/2017	1,685	1,816
10.75%, 06/15/2014(d),(e)	909	1,000	7.25%, 06/01/2018	1,000	1,093
11.25%, 06/15/2017(d)	706	791	7.80%, 08/01/2031	1,505	1,532
	$ 89,693		7.88%, 06/15/2012	259	273
Oil & Gas Services - 0.68%			El Paso Pipeline Partners Operating Co LLC
American Petroleum Tankers LLC/AP Tankers Co			6.50%, 04/01/2020	450	486
10.25%, 05/01/2015(d)	1,169	1,217	Energy Transfer Equity LP
Calfrac Holdings LP			7.50%, 10/15/2020	4,795	5,125
7.50%, 12/01/2020(d)	390	401	Genesis Energy LP/Genesis Energy Finance Corp
Exterran Holdings Inc			7.88%, 12/15/2018(d)	625	625
7.25%, 12/01/2018(d)	870	883	Kinder Morgan Finance Co ULC
Forbes Energy Services LLC / Forbes Energy			5.70%, 01/05/2016	1,300	1,329
Capital Inc			MarkWest Energy Partners LP / MarkWest Energy
11.00%, 02/15/2015	1,000	1,005	Finance Corp
Global Geophysical Services Inc			6.75%, 11/01/2020	865	882
10.50%, 05/01/2017	450	466	8.75%, 04/15/2018	3,660	3,999
Helix Energy Solutions Group Inc			Regency Energy Partners LP/Regency Energy
9.50%, 01/15/2016(d)	2,363	2,463	Finance Corp
Key Energy Services Inc			6.88%, 12/01/2018	2,435	2,502
8.38%, 12/01/2014	1,500	1,597	Targa Resources Partners LP / Targa Resources
Sevan Marine ASA			Partners Finance Corp
3.44%, 05/14/2013(d),(e)	300	270	6.88%, 02/01/2021(d),(f)	800	800
12.00%, 08/10/2015(d)	300	318	7.88%, 10/15/2018(d)	886	939
Trinidad Drilling Ltd			8.25%, 07/01/2016	1,785	1,910
7.88%, 01/15/2019(d)	530	549		$ 23,855
	$ 9,169		Real Estate - 0.19%
Packaging & Containers - 1.60%			CB Richard Ellis Services Inc
Ardagh Packaging Finance PLC			6.63%, 10/15/2020(d)	1,035	1,035
7.38%, 10/15/2017(d)	2,155	2,260	Colonial Realty LP
9.13%, 10/15/2020(d)	500	541	6.25%, 06/15/2014	450	475
Ball Corp			First Industrial LP
5.75%, 05/15/2021	1,490	1,460	6.42%, 06/01/2014	1,000	996
Berry Plastics Corp				$ 2,506
8.25%, 11/15/2015	630	680	REITS - 0.84%
9.50%, 05/15/2018	8,530	9,000	DuPont Fabros Technology LP
9.75%, 01/15/2021(d)	4,575	4,781	8.50%, 12/15/2017	400	433
Constar International Inc			Host Hotels & Resorts LP
0.00%, 02/15/2012(a),(e)	2,150	1,086	6.75%, 06/01/2016	4,175	4,311
Crown Americas LLC / Crown Americas Capital			6.88%, 11/01/2014	730	754
Corp II			7.13%, 11/01/2013	331	336
7.63%, 05/15/2017	1,135	1,231	Omega Healthcare Investors Inc
Intertape Polymer US Inc			6.75%, 10/15/2022(d)	1,845	1,822
8.50%, 08/01/2014	350	294	Sabra Health Care LP/Sabra Capital Corp
Solo Cup Co / Solo Cup Operating Corp			8.13%, 11/01/2018(d)	333	345
10.50%, 11/01/2013	375	396	Senior Housing Properties Trust
	$ 21,729		6.75%, 04/15/2020	550	584
Pharmaceuticals - 1.42%			Ventas Realty LP/Ventas Capital Corp
Elan Finance PLC / Elan Finance Corp			6.75%, 04/01/2017	2,715	2,832
8.75%, 10/15/2016	1,800	1,903		$ 11,417
8.75%, 10/15/2016(d)	1,500	1,582	Retail - 5.31%
Giant Funding Corp			AmeriGas Partners LP/AmeriGas Eagle Finance
8.25%, 02/01/2018(d)	400	414	Corp
Mylan Inc/PA			7.13%, 05/20/2016	3,155	3,289
7.63%, 07/15/2017(d)	660	719	AmeriGas Partners LP/AmeriGas Finance Corp
7.88%, 07/15/2020(d)	1,285	1,422	6.50%, 05/20/2021	650	661
NBTY Inc			Asbury Automotive Group Inc
9.00%, 10/01/2018(d)	4,680	5,043	8.38%, 11/15/2020(d)	392	409

See accompanying notes

80

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Retail (continued)			Semiconductors (continued)
Burlington Coat Factory Investment Holdings Inc			Advanced Micro Devices Inc (continued)
14.50%, 10/15/2014	$ 299 $	315	8.13%, 12/15/2017	$ 2,145 $	2,247
Burlington Coat Factory Warehouse Corp			Amkor Technology Inc
11.13%, 04/15/2014	2,000	2,080	7.38%, 05/01/2018	665	694
CKE Restaurants Inc			Freescale Semiconductor Inc
11.38%, 07/15/2018	1,850	2,081	9.25%, 04/15/2018(d)	4,835	5,355
Dave & Buster's Inc			10.13%, 12/15/2016	3,755	4,027
11.00%, 06/01/2018	125	139	10.75%, 08/01/2020(d)	3,420	3,882
DineEquity Inc				$ 16,384
9.50%, 10/30/2018(d)	1,010	1,087	Software - 0.66%
Ferrellgas LP/Ferrellgas Finance Corp			Fidelity National Information Services Inc
9.13%, 10/01/2017	2,975	3,280	7.63%, 07/15/2017	3,817	4,094
Ferrellgas Partners LP/Ferrellgas Partners Finance			7.88%, 07/15/2020	2,337	2,530
Corp			First Data Corp
8.63%, 06/15/2020	900	979	8.25%, 01/15/2021(d)	376	362
General Nutrition Centers Inc			9.88%, 09/24/2015	85	85
5.75%, 03/15/2014(e)	4,000	3,973	12.63%, 01/15/2021(d)	1,868	1,891
Giraffe Acquisition Corp				$ 8,962
9.13%, 12/01/2018(d)	1,000	1,055	Storage & Warehousing - 0.03%
HSN Inc			Mobile Mini Inc
11.25%, 08/01/2016	830	950	7.88%, 12/01/2020(d)	425	455
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	525	538	Telecommunications - 12.19%
6.88%, 08/01/2021(d),(f)	900	908	Avaya Inc
7.00%, 10/01/2018(d)	2,935	3,012	9.75%, 11/01/2015	3,075	3,183
8.25%, 03/01/2016	1,655	1,729	Brightstar Corp
8.75%, 03/01/2015	1,020	1,102	9.50%, 12/01/2016(d)	1,055	1,097
JC Penney Co Inc			Buccaneer Merger Sub Inc
5.65%, 06/01/2020	2,155	2,080	9.13%, 01/15/2019(d)	2,450	2,609
Landry's Restaurants Inc			CC Holdings GS V LLC/Crown Castle GS III Corp
11.63%, 12/01/2015	655	709	7.75%, 05/01/2017(d)	650	715
Macy's Retail Holdings Inc			Cincinnati Bell Inc
6.38%, 03/15/2037	2,265	2,208	8.25%, 10/15/2017	1,000	1,010
Michaels Stores Inc			8.75%, 03/15/2018	435	417
0.00%, 11/01/2016(e)	5,000	5,025	Citizens Communications Co
7.75%, 11/01/2018(d)	1,105	1,138	7.13%, 03/15/2019	1,375	1,444
Nebraska Book Co Inc			Clearwire Communications LLC / Clearwire
8.63%, 03/15/2012	886	773	Finance Inc
10.00%, 12/01/2011	597	600	12.00%, 12/01/2015(d)	13,584	14,806
O'Charleys Inc			12.00%, 12/01/2015(d)	71	77
9.00%, 11/01/2013	1,129	1,149	CommScope Inc
PEP Boys-Manny Moe & Jack			8.25%, 01/15/2019(d)	1,955	2,028
7.50%, 12/15/2014	1,995	2,040	Cricket Communications Inc
Petco Animal Supplies Inc			7.75%, 05/15/2016	5,590	5,883
9.25%, 12/01/2018(d)	800	860	7.75%, 10/15/2020	7,155	6,905
QVC Inc			Crown Castle International Corp
7.13%, 04/15/2017(d)	225	236	9.00%, 01/15/2015	500	558
7.38%, 10/15/2020(d)	225	236	DigitalGlobe Inc
Real Mex Restaurants Inc			10.50%, 05/01/2014	1,320	1,508
14.00%, 01/01/2013	400	416	Frontier Communications Corp
Rite Aid Corp			7.88%, 04/15/2015	270	300
7.50%, 03/01/2017	6,705	6,571	8.25%, 05/01/2014	100	112
9.50%, 06/15/2017	1,000	863	8.25%, 04/15/2017	270	302
10.25%, 10/15/2019	570	605	8.50%, 04/15/2020	720	812
10.38%, 07/15/2016	1,710	1,817	8.75%, 04/15/2022	270	304
Sears Holdings Corp			9.00%, 08/15/2031	8,570	9,084
6.63%, 10/15/2018(d)	7,460	7,152	GCI Inc
Toys R US - Delaware Inc			8.63%, 11/15/2019	4,375	4,758
7.38%, 09/01/2016(d)	2,100	2,226	Global Crossing Ltd
Toys R Us Property Co I LLC			9.00%, 11/15/2019(d)	550	553
10.75%, 07/15/2017	4,975	5,709	12.00%, 09/15/2015	125	144
Toys R Us Property Co II LLC			Integra Telecom Holdings Inc
8.50%, 12/01/2017	1,020	1,112	10.75%, 04/15/2016(d)	5,165	5,604
Wendy's/Arby's Restaurants LLC			Intelsat Intermediate Holding Co SA
10.00%, 07/15/2016	750	834	9.50%, 02/01/2015(e)	2,597	2,688
	$ 71,946		Intelsat Jackson Holdings SA
Semiconductors - 1.21%			7.25%, 10/15/2020(d)	1,200	1,227
Advanced Micro Devices Inc			8.50%, 11/01/2019(d)	2,125	2,327
7.75%, 08/01/2020	175	179

See accompanying notes

81

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Transportation (continued)
Intelsat Luxembourg SA			Kansas City Southern Railway
11.25%, 02/04/2017	$ 3,118 $	3,500	8.00%, 06/01/2015	$ 500	$ 540
11.50%, 02/04/2017	16,116	18,373	Navios Maritime Holdings Inc / Navios Maritime
Intelsat Subsidiary Holding Co SA			Finance II US Inc
8.88%, 01/15/2015	250	258	8.13%, 02/15/2019(d)	250	244
8.88%, 01/15/2015(d)	250	257	Navios Maritime Holdings Inc / Navios Maritime
iPCS Inc			Finance US Inc
2.41%, 05/01/2013(e)	550	535	8.88%, 11/01/2017	1,617	1,746
Level 3 Financing Inc			PHI Inc
9.25%, 11/01/2014	7,980	8,079	8.63%, 10/15/2018	1,300	1,346
10.00%, 02/01/2018	1,620	1,620	Quality Distribution LLC / QD Capital Corp
MetroPCS Wireless Inc			9.88%, 11/01/2018(d)	1,500	1,556
7.88%, 09/01/2018	655	684	RailAmerica Inc
Nextel Communications Inc			9.25%, 07/01/2017	1,853	2,045
7.38%, 08/01/2015	4,250	4,282	Ultrapetrol Bahamas Ltd
NII Capital Corp			9.00%, 11/24/2014	900	914
8.88%, 12/15/2019	2,195	2,415			$ 12,565
10.00%, 08/15/2016	725	812	Trucking & Leasing - 0.07%
PAETEC Holding Corp			Aircastle Ltd
8.88%, 06/30/2017	3,455	3,714	9.75%, 08/01/2018	800	888
9.50%, 07/15/2015	925	969
9.88%, 12/01/2018(d)	2,980	3,151	TOTAL BONDS		$ 1,213,431
Qwest Communications International Inc				Principal
7.13%, 04/01/2018	4,520	4,882		Amount
8.00%, 10/01/2015	460	498	CONVERTIBLE BONDS - 0.01%	(000's)	Value (000's)
Qwest Corp			Building Materials - 0.01%
7.63%, 06/15/2015	2,000	2,300	US Concrete Inc
SBA Telecommunications Inc			9.50%, 08/31/2015(d)	100	118
8.25%, 08/15/2019	350	386
Sprint Capital Corp			TOTAL CONVERTIBLE BONDS		$ 118
6.88%, 11/15/2028	3,665	3,280		Principal
Sprint Nextel Corp			SENIOR FLOATING RATE INTERESTS -	Amount
6.00%, 12/01/2016	7,575	7,442	5.28%	(000's)	Value (000's)
Telesat Canada / Telesat LLC			Advertising - 0.26%
11.00%, 11/01/2015	1,465	1,644	RH Donnelley Inc, Term Loan
Vimpel Communications Via VIP Finance Ireland			9.00%, 10/24/2014(e)	$ 101	$ 81
Ltd OJSC			9.00%, 10/24/2014(e)	1,052	838
7.75%, 02/02/2021(b),(d),(f)	1,650	1,656
			9.00%, 10/24/2014(e)	1,069	852
Virgin Media Finance PLC			Visant Corp, Term Loan B-New 1L
8.38%, 10/15/2019	700	775	7.00%, 09/22/2016(e)	1,741	1,765
9.13%, 08/15/2016	2,685	2,860	7.00%, 09/22/2016(e)	4	4
9.50%, 08/15/2016	4,585	5,209			$ 3,540
West Corp
7.88%, 01/15/2019(d)	1,080	1,121	Airlines - 0.07%
8.63%, 10/01/2018(d)	1,040	1,115	Delta Air Lines Inc, 1st Lien Term Loan
			0.09%, 04/30/2012(e)	143	143
Wind Acquisition Finance SA			2.26%, 04/30/2012(e)	827	822
7.25%, 02/15/2018(d)	2,900	3,002
11.75%, 07/15/2017(d)	600	684
Wind Acquisition Holdings Finance SA			Automobile Manufacturers - 0.49%
12.25%, 07/15/2017(d)	881	1,022	Ford Motor Co, Term Loan
			3.02%, 12/15/2013(e)	362	362
Windstream Corp			3.02%, 12/15/2013(e)	4,315	4,322
7.88%, 11/01/2017	1,650	1,768	3.02%, 12/15/2013(e)	1,879	1,882
8.13%, 08/01/2013	1,170	1,287
8.13%, 09/01/2018	375	398
8.63%, 08/01/2016	4,450	4,718	Automobile Parts & Equipment - 0.11%
			Remy International Inc, Term Loan B
	$ 165,151		6.25%, 12/17/2016(e)	1,500	1,519
Transportation - 0.93%
AMGH Merger Sub Inc			Banks - 0.11%
9.25%, 11/01/2018(d)	270	287
			CIT Group Inc, Term Loan
CMA CGM SA			6.25%, 07/27/2015(e)	94	96
7.25%, 02/01/2013(d)	900	931
			6.25%, 07/27/2015(e)	47	48
Florida East Coast Railway Corp			6.25%, 07/27/2015(e)	85	87
8.13%, 02/01/2017(d)	675	700
			6.25%, 07/27/2015(e)	85	87
General Maritime Corp			6.25%, 07/27/2015(e)	118	121
12.00%, 11/15/2017	1,505	1,426	6.25%, 07/27/2015(e)	140	143
Kansas City Southern de Mexico SA de CV			6.25%, 07/27/2015(e)	153	157
6.63%, 12/15/2020(d)	619	628
			6.25%, 07/27/2015(e)	358	367
7.38%, 06/01/2014	194	202

See accompanying notes

82

Schedule of Investments
High Yield Fund I
January 31, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's) Value (000's)
Banks (continued)			Food (continued)
CIT Group Inc, Term Loan (continued)			Michael Foods Inc, Term Loan B
6.25%, 07/27/2015(e)	$ 360 $	369	6.25%, 05/01/2014(e)	$ 627 $	638
				$ 1,377
Chemicals - 0.33%			Insurance - 0.01%
AZ Chem US Inc, Term Loan			USI Holdings Corp, Term Loan
0.00%, 11/04/2016(e),(g)	550	559	7.00%, 05/04/2014(e)	158	158
BOC Edwards, 1st Lien Term Loan
2.29%, 05/13/2014(e)	428	422	Leisure Time - 0.06%
Millenium Chemical, 1st Lien Term Loan			Leslie's Poolmart, Term Loan B
2.55%, 05/15/2014(e)	1,970	1,962	6.00%, 11/21/2016(e)	775	782
Styron Corp, Term Loan
0.00%, 08/02/2017(e),(g)	1,000	1,015	Lodging - 0.48%
7.50%, 07/10/2016(e)	488	493	Caesars Entertainment Operating Co Inc, Term
	$ 4,451		Loan
Commercial Services - 0.06%			3.30%, 01/28/2015(e)	5,248	4,868
Cenveo Corp, Term Loan			9.50%, 10/31/2016(e)	1,565	1,659
6.25%, 12/21/2016(e)	825	835		$ 6,527
			Media - 0.47%
Diversified Financial Services - 0.50%			Bresnan Communication; Term Loan
AGFS Funding Co, Term Loan			4.50%, 12/06/2016(e)	1,200	1,211
7.25%, 04/21/2015(e)	1,300	1,318	Entercom Radio LLC, Term Loan
Capmark Financial Group Inc, Term Loan			1.38%, 06/30/2012(e)	957	942
0.00%, 03/23/2013(a),(e)	10,610	5,155	3.38%, 06/30/2012(e)	42	41
Ocwen Financial Corp, Term Loan			Newport Television, Term Loan
9.00%, 07/28/2015(e)	334	335	9.00%, 09/14/2016(e)	2,292	2,295
	$ 6,808		9.00%, 09/14/2016(e)	627	628
Electric - 0.43%			Univision, 1st Lien Term Loan
Equipower Resources Corp, Term Loan			2.51%, 09/20/2014(e)	1,323	1,303
0.00%, 01/26/2018(e),(g)	275	278		$ 6,420
NRG Opco, Term Loan			Miscellaneous Manufacturing - 0.25%
2.01%, 02/01/2013(e)	143	143	Clarke American Corp, Term Loan
2.05%, 02/01/2013(e)	380	379	2.76%, 06/27/2014(e)	214	199
2.05%, 02/01/2013(e)	441	441	2.76%, 06/27/2014(e)	294	274
Texas Competitive Electric Holdings LLC, Term			2.80%, 06/27/2014(e)	467	435
Loan B3			2.80%, 06/27/2014(e)	178	165
3.76%, 10/10/2014(e)	4,815	3,962	2.80%, 06/27/2014(e)	306	285
3.80%, 10/10/2014(e)	196	161	Jacuzzi Brands Inc, Term Loan B
3.80%, 10/10/2014(e)	52	43	0.20%, 02/07/2014(e)	24	21
TXU Energy Co, Term Loan B1			2.54%, 02/07/2014(e)	268	229
3.76%, 10/10/2014(e)	462	380	Tomkins PLC, Term Loan B-New 1L
3.80%, 10/10/2014(e)	5	4	6.25%, 09/29/2016(e)	1,727	1,751
3.80%, 10/10/2014(e)	19	16		$ 3,359
	$ 5,807		Oil & Gas - 0.04%
Electrical Components & Equipment - 0.04%			Big West Oil LLC, Term Loan
TPF Generation Holdings LLC, 2nd Lien Term			7.00%, 07/23/2013(e)	550	557
Loan
4.55%, 12/15/2014(e)	500	472	Packaging & Containers - 0.04%
			Reynolds Group Holdings, Term Loan
Engineering & Construction - 0.17%			6.75%, 10/28/2015(e)	84	84
Clear Channel Communications, Term Loan B			6.75%, 10/28/2015(e)	407	407
3.91%, 01/29/2016(e)	2,498	2,246
			Retail - 0.62%
Entertainment - 0.17%			Claire's Stores Inc, Term Loan
CCM Merger Inc, Term Loan B			3.04%, 05/27/2014(e)	5,955	5,753
8.50%, 07/21/2012(e)	882	883	3.05%, 05/27/2014(e)	993	959
8.50%, 07/21/2012(e)	241	241	Gymboree Corp, Term Loan
8.50%, 07/21/2012(e)	115	115	5.50%, 10/22/2017(e)	450	456
HSP Gaming LP, Term Loan			OSI Restaurant Partners Inc, Term Loan
11.25%, 09/23/2014(e)	976	991	0.12%, 06/14/2013(e)	16	15
11.25%, 09/23/2014(e)	94	96	2.56%, 06/14/2013(e)	9	9
	$ 2,326		2.56%, 06/14/2013(e)	46	45
Food - 0.10%			2.63%, 06/14/2014(e)	736	721
Dole Food Co Inc, Term Loan			Rite Aid Corp, Term Loan
5.00%, 02/11/2017(e)	199	200	2.01%, 06/04/2014(e)	158	152
5.00%, 02/11/2017(e)	282	285	2.02%, 06/04/2014(e)	169	163
5.00%, 02/11/2017(e)	185	187	2.02%, 06/04/2014(e)	171	164
5.50%, 02/11/2017(e)	41	42		$ 8,437
5.50%, 02/11/2017(e)	16	16
5.50%, 02/11/2017(e)	9	9
See accompanying notes			83

Schedule of Investments High Yield Fund I January 31, 2011 (unaudited)

			(e) Variable Rate. Rate shown is in effect at January 31, 2011.
			(f) Security purchased on a when-issued basis.
	Principal		(g)	This Senior Floating Rate Note will settle after January 31, 2011, at which
SENIOR FLOATING RATE INTERESTS	Amount		time the interest rate will be determined.
(continued)	(000's)	Value (000's)
Semiconductors - 0.09%
Freescale Semiconductor Inc, Term Loan
4.51%, 12/01/2016(e)	$ 1,170	$ 1,171	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Software - 0.16%			cost of investments held as of the period end were as follows:
First Data Corp, Term Loan B1
3.01%, 12/24/2014(e)	711	672	Unrealized Appreciation	$ 96,773
First Data Corp, Term Loan B3			Unrealized Depreciation	(10,861)
3.01%, 09/24/2014(e)	1,632	1,542	Net Unrealized Appreciation (Depreciation)	$ 85,912
		$ 2,214	Cost for federal income tax purposes	$ 1,246,660
Telecommunications - 0.16%			All dollar amounts are shown in thousands (000's)
Level 3 Financing Inc, Term Loan
2.55%, 03/13/2014(e)	500	489	Portfolio Summary (unaudited)
2.55%, 03/13/2014(e)	1,250	1,222	Sector	Percent
Transaction Network Services Inc, Term Loan			Communications	21 .07%
6.00%, 12/01/2015(e)	438	439	Consumer, Cyclical	17 .92%
6.00%, 12/01/2015(e)	13	13	Financial	15 .02%
		$ 2,163	Consumer, Non-cyclical	11 .32%
Transportation - 0.06%			Energy	10 .08%
Swift Transportation Co, Term Loan			Industrial	8 .12%
6.00%, 12/21/2016(e)	787	797	Utilities	5 .84%
			Basic Materials	5 .50%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 71,463	Technology	3 .23%
	Maturity		Mortgage Securities	0 .17%
	Amount		Diversified	0 .09%
REPURCHASE AGREEMENTS - 1.81%	(000's)	Value (000's)	Other Assets in Excess of Liabilities, Net	1 .64%
Banks - 1.81%			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Credit Suisse $	5,103	$ 5,103
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $5,204,533; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	6,803	6,803
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $6,939,376; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	2,551	2,551
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $2,602,267; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	6,808	6,809
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $6,944,337; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	3,317	3,316
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $3,382,946; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 24,582
TOTAL REPURCHASE AGREEMENTS		$ 24,582
Total Investments		$ 1,332,572
Other Assets in Excess of Liabilities, Net - 1.64%		$ 22,266
TOTAL NET ASSETS - 100.00%		$ 1,354,838

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,029 or 0.30% of net assets.
(c)	Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $444,128 or 32.78% of net assets.

See accompanying notes

84

Schedule of Investments Income Fund January 31, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%				Amount
Adelphia Recovery Trust (a),(b)	658,740 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services - 3.58%
Pipelines - 0.00%			DVI Inc
Energy Maintenance Services Group LLC -	383	—	0.00%, 2/1/2004(a),(b),(c)	$ 8,125	$ 823
Warrants (a),(b),(c)			0.00%, 2/1/2004(a),(b),(c)	400	36
			ERAC USA Finance LLC
TOTAL COMMON STOCKS	$ —		6.38%, 10/15/2017(d)	4,000	4,447
	Principal		7.00%, 10/15/2037(d)	4,000	4,287
	Amount		International Lease Finance Corp
BONDS - 70.59%	(000's) Value (000's)		8.75%, 3/15/2017(d)	13,000	14,560
Aerospace & Defense - 0.92%			Jefferies Group Inc
Lockheed Martin Corp			6.25%, 1/15/2036	9,000	8,130
5.50%, 11/15/2039	$ 8,000 $	7,818	7.75%, 3/15/2012	7,500	8,026
5.72%, 6/1/2040(d)	3,795	3,833	Merrill Lynch & Co Inc
Lockheed Martin Tactical Systems Inc			5.00%, 1/15/2015	3,000	3,164
7.63%, 6/15/2025	1,000	1,266	6.50%, 7/15/2018	2,000	2,164
	$ 12,917		6.75%, 6/1/2028	2,000	2,087
Automobile Manufacturers - 0.49%			QHP Royalty Sub LLC
			10.25%, 3/15/2015(c),(d)	2,724	2,747
New Flyer Industries Canada ULC
14.00%, 8/19/2020(b),(c),(d)	7,000	6,921			$ 50,471
			Electric - 9.39%
Automobile Parts & Equipment - 0.53%			Arizona Public Service Co
Accuride Corp			6.50%, 3/1/2012	5,000	5,271
9.50%, 8/1/2018(d)	6,750	7,492	Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	10,733
Banks - 9.22%			Edison Mission Energy
Bank of America Corp			7.20%, 5/15/2019	5,500	4,414
5.42%, 3/15/2017	5,000	5,119	Exelon Generation Co LLC
6.80%, 3/15/2028	670	660	6.20%, 10/1/2017	9,000	10,089
8.00%, 12/29/2049(e)	4,000	4,147	6.25%, 10/1/2039	3,000	2,951
8.13%, 12/29/2049(e)	7,000	7,257	LG&E and KU Energy LLC
Citigroup Inc			3.75%, 11/15/2020(d)	5,000	4,736
5.85%, 8/2/2016	12,000	13,088	Metropolitan Edison Co
FleetBoston Financial Corp			4.95%, 3/15/2013	7,000	7,378
6.88%, 1/15/2028	995	988	Mirant Americas Generation LLC
Goldman Sachs Group Inc/The			8.50%, 10/1/2021	15,000	15,825
5.35%, 1/15/2016	2,000	2,172	Nisource Finance Corp
6.60%, 1/15/2012	10,000	10,559	5.25%, 9/15/2017	2,000	2,119
JP Morgan Chase & Co			5.40%, 7/15/2014	5,000	5,497
5.13%, 9/15/2014	12,000	12,900	6.15%, 3/1/2013	5,000	5,440
7.90%, 4/29/2049(e)	5,000	5,389	Ohio Edison Co
Lloyds TSB Bank PLC			5.45%, 5/1/2015	5,000	5,431
6.38%, 1/21/2021	13,000	13,138	Oncor Electric Delivery Co LLC
Morgan Stanley			7.00%, 9/1/2022	12,000	14,229
4.75%, 4/1/2014	5,000	5,189	Pacific Gas & Electric Co
6.25%, 8/9/2026	7,000	7,389	4.20%, 3/1/2011	10,250	10,279
US Bank NA/Cincinnati OH			PacifiCorp
4.95%, 10/30/2014	6,000	6,567	4.95%, 8/15/2014	5,000	5,507
6.38%, 8/1/2011	5,000	5,146	5.25%, 6/15/2035	5,000	4,849
Wells Fargo & Co			6.25%, 10/15/2037	2,000	2,201
4.63%, 4/15/2014	11,000	11,555	PPL Energy Supply LLC
7.98%, 3/29/2049(e)	15,000	16,050	6.40%, 11/1/2011	5,000	5,214
Wells Fargo Capital XV			6.50%, 5/1/2018	3,000	3,332
9.75%, 12/29/2049(e)	2,500	2,747	Southwestern Electric Power Co
	$ 130,060		5.38%, 4/15/2015	6,500	6,970
Beverages - 0.87%					$ 132,465
Anheuser-Busch InBev Worldwide Inc			Entertainment - 1.95%
7.75%, 1/15/2019(d)	10,000	12,345	CCM Merger Inc
			8.00%, 8/1/2013(d)	11,000	10,945
Chemicals - 0.83%			Gateway Casinos & Entertainment Ltd
Airgas Inc			8.88%, 11/15/2017(d)	2,500	2,578
4.50%, 9/15/2014	5,000	5,264	Peninsula Gaming LLC
7.13%, 10/1/2018	6,000	6,510	10.75%, 8/15/2017	12,000	13,230
	$ 11,774		10.75%, 8/15/2017(b),(d),(f)	750	810
Commercial Services - 0.73%					$ 27,563
Ceridian Corp			Environmental Control - 0.89%
11.25%, 11/15/2015(e)	10,000	10,350	Republic Services Inc
			5.00%, 3/1/2020	12,000	12,552

See accompanying notes

85

Schedule of Investments
Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food - 0.42%			Media (continued)
Corn Products International Inc			Historic TW Inc
4.63%, 11/1/2020	$ 6,000 $	5,927	9.15%, 2/1/2023	$ 5,260 $	6,985
			News America Inc
Forest Products & Paper - 0.82%			6.40%, 12/15/2035	8,000	8,389
Plum Creek Timberlands LP			Reed Elsevier Capital Inc
4.70%, 3/15/2021	12,000	11,606	6.75%, 8/1/2011	3,607	3,717
			Time Warner Cable Inc
Gas - 0.91%			4.13%, 2/15/2021	2,000	1,893
Sempra Energy			5.00%, 2/1/2020	2,000	2,046
6.00%, 2/1/2013	9,000	9,734	6.55%, 5/1/2037	6,000	6,274
6.00%, 10/15/2039	3,000	3,072	7.30%, 7/1/2038	2,000	2,278
	$ 12,806			$ 56,461
Healthcare - Services - 3.64%			Mining - 0.94%
Alliance HealthCare Services Inc			Xstrata Canada Corp
8.00%, 12/1/2016	8,000	7,800	6.00%, 10/15/2015	12,000	13,248
HCA Inc
7.50%, 11/6/2033	1,700	1,549	Oil & Gas - 4.82%
9.25%, 11/15/2016	6,000	6,458	BP Capital Markets PLC
Healthsouth Corp			4.75%, 3/10/2019	14,000	14,599
7.25%, 10/1/2018	2,000	2,048	Nabors Industries Inc
7.75%, 9/15/2022	4,000	4,160	5.00%, 9/15/2020(d)	14,000	13,665
10.75%, 6/15/2016	8,500	9,180	Petro-Canada
Multiplan Inc			4.00%, 7/15/2013	3,000	3,175
9.88%, 9/1/2018(d)	6,000	6,457	6.80%, 5/15/2038	5,000	5,617
Tenet Healthcare Corp			9.25%, 10/15/2021	8,500	11,439
9.00%, 5/1/2015	6,000	6,630	Rowan Cos Inc
10.00%, 5/1/2018	6,000	7,042	5.00%, 9/1/2017	13,000	13,320
	$ 51,324		XTO Energy Inc
Insurance - 2.79%			6.75%, 8/1/2037	5,000	6,175
Aspen Insurance Holdings Ltd				$ 67,990
6.00%, 8/15/2014	2,500	2,692	Oil & Gas Services - 1.00%
6.00%, 12/15/2020	4,500	4,531	Weatherford International Ltd Bermuda
Farmers Insurance Exchange			5.13%, 9/15/2020	14,000	14,121
6.00%, 8/1/2014(d)	6,000	6,320
Fidelity National Financial Inc			Packaging & Containers - 0.85%
6.60%, 5/15/2017	12,000	12,006	Sealed Air Corp
Prudential Financial Inc			5.63%, 7/15/2013(d)	4,000	4,226
5.38%, 6/21/2020	2,000	2,098	7.88%, 6/15/2017	7,000	7,822
7.38%, 6/15/2019	4,000	4,742		$ 12,048
8.88%, 6/15/2038(e)	6,000	7,035	Pharmaceuticals - 0.77%
	$ 39,424		Elan Finance PLC / Elan Finance Corp
Iron & Steel - 0.96%			8.75%, 10/15/2016	3,000	3,173
Allegheny Technologies Inc			8.75%, 10/15/2016(d)	5,000	5,275
5.95%, 1/15/2021	13,000	13,585	Omnicare Inc
			6.13%, 6/1/2013	2,405	2,417
Leisure Products & Services - 0.89%				$ 10,865
Royal Caribbean Cruises Ltd			Pipelines - 3.14%
6.88%, 12/1/2013	6,000	6,457	El Paso Natural Gas Co
7.25%, 3/15/2018	2,000	2,160	7.50%, 11/15/2026	10,000	11,055
8.75%, 2/2/2011	4,000	4,000	Energy Maintenance Services Group LLC
	$ 12,617		0.00%, 3/1/2014(a),(b),(c)	13,299	1,995
Lodging - 1.45%			Enterprise Products Operating LLC
Boyd Gaming Corp			6.38%, 2/1/2013	2,500	2,734
9.13%, 12/1/2018(d)	7,000	7,297	Express Pipeline LP
MGM Resorts International			7.39%, 12/31/2017(d)	7,220	7,809
11.13%, 11/15/2017	1,000	1,155	Southern Natural Gas Co
13.00%, 11/15/2013	10,000	11,950	8.00%, 3/1/2032	4,000	4,670
	$ 20,402		Tennessee Gas Pipeline Co
Media - 4.00%			8.38%, 6/15/2032	2,000	2,384
Comcast Corp			TransCanada PipeLines Ltd
5.15%, 3/1/2020	2,000	2,088	6.10%, 6/1/2040	5,000	5,264
6.45%, 3/15/2037	7,000	7,285	7.25%, 8/15/2038	7,000	8,382
6.95%, 8/15/2037	3,000	3,310		$ 44,293
COX Communications Inc			Real Estate - 0.96%
6.45%, 12/1/2036(d)	4,000	4,138	WEA Finance LLC / WT Finance Aust Pty Ltd
6.75%, 3/15/2011	8,000	8,058	6.75%, 9/2/2019(d)	12,000	13,504
Frontiervision
0.00%, 9/15/2008(a),(b)	2,500	—

See accompanying notes

86

Schedule of Investments Income Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	0.72%	(000's) Value (000's)
REITS - 8.71%			Entertainment - 0.54%
Arden Realty LP			CCM Merger Inc, Term Loan B
5.20%, 9/1/2011	$ 3,000	$ 3,077	8.50%, 7/21/2012(e)	$ 7,695	$ 7,702
5.25%, 3/1/2015	8,000	8,426
BioMed Realty LP			Pharmaceuticals - 0.18%
6.13%, 4/15/2020	8,000	8,428	Quintiles Transnational Corp, Term Loan
Duke Realty LP			4.31%, 3/31/2014(e)	2,500	2,494
8.25%, 8/15/2019	12,000	14,196
HCP Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$ 10,196
5.38%, 2/1/2021	3,000	3,022		Principal
6.00%, 3/1/2015	1,750	1,890	U.S. GOVERNMENT & GOVERNMENT	Amount
6.45%, 6/25/2012	3,000	3,178	AGENCY OBLIGATIONS - 22.61%	(000's)	Value (000's)
7.07%, 6/8/2015	2,250	2,508	Federal Home Loan Mortgage Corporation (FHLMC) - 12.40%
Health Care REIT Inc			4.00%, 4/1/2039(g)	$ 15,423	$ 15,316
6.00%, 11/15/2013	8,000	8,766	4.00%, 4/1/2039(g)	12,915	12,793
6.13%, 4/15/2020	2,000	2,129	4.00%, 9/1/2040(g)	10,928	10,831
6.20%, 6/1/2016	3,000	3,328	4.50%, 8/1/2033(g)	9,395	9,656
Healthcare Realty Trust Inc			4.50%, 8/1/2033(g)	6,785	6,974
5.13%, 4/1/2014	2,000	2,113	4.50%, 8/1/2033(g)	5,391	5,541
6.50%, 1/17/2017	5,000	5,544	4.50%, 5/1/2039(g)	15,104	15,434
8.13%, 5/1/2011	7,500	7,631	4.50%, 6/1/2039(g)	7,998	8,211
Kimco Realty Corp			4.50%, 7/1/2039(g)	18,779	19,254
6.88%, 10/1/2019	12,000	13,759	5.00%, 8/1/2035(g)	4,829	5,088
Nationwide Health Properties Inc			5.00%, 11/1/2035(g)	9,062	9,536
6.00%, 5/20/2015	12,000	12,937	5.00%, 10/1/2038(g)	15,312	15,902
Shurgard Storage Centers LLC			5.50%, 11/1/2017(g)	1,923	2,076
5.88%, 3/15/2013	9,000	9,666	5.50%, 1/1/2018(g)	542	585
Simon Property Group LP			5.50%, 5/1/2031(g)	785	842
10.35%, 4/1/2019	9,000	12,295	5.50%, 6/1/2035(g)	9,484	10,167
		$ 122,893	5.50%, 1/1/2036(g)	9,615	10,310
Retail - 1.53%			5.50%, 4/1/2036(g)	8,672	9,345
Asbury Automotive Group Inc			6.00%, 3/1/2031(g)	215	236
8.38%, 11/15/2020(d)	2,500	2,606	6.00%, 5/1/2032(g)	792	872
Neiman Marcus Group Inc/The			6.00%, 6/1/2038(g)	3,793	4,148
10.38%, 10/15/2015	13,000	13,748	6.50%, 1/1/2029(g)	221	249
Sonic Automotive Inc			6.50%, 5/1/2029(g)	352	397
9.00%, 3/15/2018	5,000	5,300	6.50%, 6/1/2029(g)	538	607
		$ 21,654	6.50%, 6/1/2029(g)	195	220
Telecommunications - 1.67%			6.50%, 8/1/2029(g)	130	147
Corning Inc			7.00%, 1/1/2032(g)	213	243
4.25%, 8/15/2020	10,000	9,922			$ 174,980
5.90%, 3/15/2014	1,367	1,512	Federal National Mortgage Association (FNMA) - 7.48%
Qwest Corp			4.00%, 3/1/2039(g)	15,703	15,579
8.88%, 3/15/2012(e)	8,000	8,620	4.00%, 9/1/2040(g)	19,911	19,766
Telus Corp			4.00%, 10/1/2040(g)	9,956	9,884
8.00%, 6/1/2011	3,431	3,512	4.50%, 8/1/2039(g)	7,741	7,956
		$ 23,566	4.50%, 5/1/2040(g)	13,926	14,274
Toys, Games & Hobbies - 0.07%			5.00%, 1/1/2018(g)	1,623	1,739
Mattel Inc			5.00%, 10/1/2032(g)	1,725	1,819
7.30%, 6/13/2011	1,000	1,020	5.00%, 8/1/2035(g)	16,389	17,260
			5.50%, 3/1/2033(g)	2,269	2,444
Transportation - 0.85%			5.50%, 2/1/2035(g)	11,298	12,164
Trailer Bridge Inc			6.00%, 4/1/2032(g)	594	655
9.25%, 11/15/2011	12,000	12,000	6.50%, 9/1/2028(g)	85	96
			6.50%, 11/1/2028(g)	68	77
TOTAL BONDS		$ 996,264	6.50%, 5/1/2031(g)	149	168
	Principal		6.50%, 4/1/2032(g)	777	877
	Amount		6.50%, 5/1/2032(g)	739	835
CONVERTIBLE BONDS - 1.17%	(000's)	Value (000's)	7.00%, 1/1/2030(g)	16	19
Healthcare - Products - 0.99%			7.45%, 6/1/2016(g)	30	30
China Medical Technologies Inc					$ 105,642
4.00%, 8/15/2013	16,000	13,960	Government National Mortgage Association (GNMA) - 0.13%
			6.00%, 5/20/2032(e)	1,424	1,572
Pharmaceuticals - 0.18%			7.00%, 6/20/2031	195	229
Omnicare Inc					$ 1,801
3.25%, 12/15/2035	2,682	2,454	U.S. Treasury - 2.60%
			2.63%, 11/15/2020	6,000	5,625
TOTAL CONVERTIBLE BONDS		$ 16,414	3.63%, 2/15/2020	12,000	12,417
			4.25%, 5/15/2039	4,000	3,803

See accompanying notes

87

Schedule of Investments
Income Fund
January 31, 2011 (unaudited)

Portfolio Summary (unaudited)

	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount		Financial	28 .70%
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Mortgage Securities	20 .01%
			Utilities	10 .30%
U.S. Treasury (continued)			Energy	8 .96%
4.50%, 8/15/2039	$ 15,000	$ 14,864	Consumer, Non-cyclical	7 .78%
		$ 36,709	Consumer, Cyclical	7 .45%
TOTAL U.S. GOVERNMENT &			Communications	5 .67%
GOVERNMENT AGENCY OBLIGATIONS		$ 319,132	Basic Materials	3 .55%
	Maturity		Industrial	3 .51%
	Amount		Government	2 .60%
REPURCHASE AGREEMENTS - 3.44%	(000's)	Value (000's)	Other Assets in Excess of Liabilities, Net	1 .47%
Banks - 3.44%			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Credit Suisse $	10,078	$ 10,078
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $10,279,122; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	13,437	13,437
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $13,705,497;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	5,039	5,039
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $5,139,562; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	13,446	13,446
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $13,715,296;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	6,550	6,550
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $6,681,429; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
$ 48,550
TOTAL REPURCHASE AGREEMENTS		$ 48,550
Total Investments		$ 1,390,556
Other Assets in Excess of Liabilities, Net - 1.47%		$ 20,767
TOTAL NET ASSETS - 100.00%		$ 1,411,323

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10,585 or 0.75% of net assets.
(c)	Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $146,998 or 10.42% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2011.
(f)	Security purchased on a when-issued basis.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 75,727
Unrealized Depreciation	(27,701)
Net Unrealized Appreciation (Depreciation)	$ 48,026
Cost for federal income tax purposes	$ 1,342,530
All dollar amounts are shown in thousands (000's)

See accompanying notes

88

Schedule of Investments Inflation Protection Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 3.49%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.02%			Mortgage Backed Securities (continued)
HSBC USA Capital Trust I			Ginnie Mae (continued)
7.81%, 12/15/2026(a)	$ 100	$ 103	0.81%, 03/16/2047(b),(d)	$ 5,117	$ 225
			1.26%, 10/16/2012(b)	2,267	34
Diversified Financial Services - 0.68%			4.51%, 10/16/2028(b)	529	547
Bear Stearns Cos LLC/The			Greenwich Capital Commercial Funding Corp
0.48%, 11/28/2011(b)	1,500	1,502	0.31%, 03/10/2039(a),(b)	53,002	713
Sirens BV			GSC Capital Corp Mortgage Trust
2.25%, 04/13/2012(a),(b),(c)	2,000	1,950	0.52%, 02/25/2036(b),(d)	448	45
SLM Corp			GSR Mortgage Loan Trust
0.50%, 03/15/2011(b)	1,000	996	0.52%, 08/25/2046(b),(d)	213	51
		$ 4,448	Homebanc Mortgage Trust
Home Equity Asset Backed Securities - 0.11%			0.60%, 01/25/2036(b),(d)	766	554
Asset Backed Securities Corp Home Equity			Impac CMB Trust
0.36%, 07/25/2036(b)	400	391	0.51%, 05/25/2037(b)	1,172	971
First NLC Trust			0.77%, 08/25/2035(b)	47	12
0.56%, 09/25/2035(b)	175	173	0.88%, 04/25/2035(b),(d)	218	120
New Century Home Equity Loan Trust			1.24%, 10/25/2034(b)	35	25
0.55%, 03/25/2035(b),(d)	55	49	1.81%, 10/25/2034(b),(d)	72	25
Option One Mortgage Loan Trust			Impac Secured Assets CMN Owner Trust
0.71%, 03/25/2037(b),(d)	2,000	109	0.43%, 09/25/2036(b)	1,427	824
1.26%, 02/25/2035(b),(d)	25	7	Indymac Index Mortgage Loan Trust
		$ 729	0.44%, 02/25/2037(b)	1,460	1,048
Mortgage Backed Securities - 2.38%			JP Morgan Alternative Loan Trust
Banc of America Commercial Mortgage Inc			0.41%, 03/25/2037(b)	1,414	786
6.85%, 04/15/2036	300	302	LB-UBS Commercial Mortgage Trust
Bear Stearns Alt-A Trust			5.59%, 06/15/2031	390	407
0.43%, 04/25/2037(b)	962	496	Merrill Lynch / Countrywide Commercial
Bear Stearns Commercial Mortgage Securities			Mortgage Trust
7.00%, 05/20/2030	243	253	0.18%, 07/12/2046(a),(b)	16,310	204
Chase Mortgage Finance Corp			Merrill Lynch Alternative Note Asset Trust
2.89%, 07/25/2037(b)	301	295	0.47%, 04/25/2037(b),(d)	4,118	2,055
Citigroup/Deutsche Bank Commercial Mortgage			Morgan Stanley Capital I
Trust			0.86%, 12/20/2046(a),(b),(d)	200	1
0.37%, 12/11/2049(a),(b)	7,967	121	WaMu Mortgage Pass Through Certificates
0.43%, 10/15/2048(b)	29,278	359	0.48%, 08/25/2046(b),(d)	533	152
Countrywide Alternative Loan Trust			0.63%, 01/25/2045(b)	139	96
0.47%, 05/25/2047(b)	3,321	1,177	0.64%, 11/25/2045(b)	74	73
0.52%, 07/25/2046(b)	1,845	1,096	Washington Mutual Alternative Mortgage Pass-
0.54%, 06/25/2036(b),(d)	834	87	Through Certificates
0.68%, 12/25/2035(b),(d)	370	94	0.44%, 01/25/2047(b)	2,848	154
Countrywide Asset-Backed Certificates			0.54%, 06/25/2046(b)	390	28
0.53%, 01/25/2036(b)	112	81			$ 15,559
Fannie Mae			Other Asset Backed Securities - 0.30%
0.46%, 01/25/2023(b)	34	34	Ameriquest Mortgage Securities Inc
0.51%, 11/25/2022(b)	34	34	0.57%, 04/25/2034(b),(d)	325	263
0.51%, 03/25/2035(b)	109	108	Argent Securities Inc
0.56%, 02/25/2018(b)	27	27	0.38%, 04/25/2036(b)	39	14
0.56%, 03/25/2018(b)	186	186	Carrington Mortgage Loan Trust
0.56%, 02/25/2032(b)	28	28	0.49%, 12/25/2035(b)	72	71
0.66%, 02/25/2028(b)	40	40	Countrywide Asset-Backed Certificates
Fannie Mae Grantor Trust			0.51%, 03/25/2036(b),(d)	1,042	735
0.61%, 05/25/2035(b)	52	47	0.63%, 02/25/2036(b)	82	76
Fannie Mae Whole Loan			0.76%, 02/25/2037(b),(d)	3,000	72
0.41%, 05/25/2035(b),(d)	41	40	1.38%, 12/25/2032(b),(d)	59	43
0.46%, 05/25/2035(b)	70	69	Fannie Mae Grantor Trust
0.71%, 02/25/2047(b)	66	66	0.40%, 04/25/2035(b)	99	98
Freddie Mac			Fannie Mae Whole Loan
0.51%, 03/15/2023(b)	96	97	0.56%, 11/25/2033(b)	4	4
0.56%, 05/15/2017(b)	91	91	First-Citizens Home Equity Loan LLC
0.56%, 02/15/2018(b)	189	190	0.47%, 09/15/2022(a),(b)	504	382
0.56%, 06/15/2018(b)	211	211	Long Beach Mortgage Loan Trust
0.61%, 02/15/2030(b)	6	7	0.79%, 06/25/2034(b),(d)	222	186
0.61%, 05/15/2030(b)	10	10			$ 1,944
0.66%, 09/15/2033(b)	230	230	TOTAL BONDS		$ 22,783
0.71%, 06/15/2023(b)	63	63		Principal
G-Force LLC			U.S. GOVERNMENT & GOVERNMENT	Amount
0.56%, 12/25/2039(a),(b)	1,000	378	AGENCY OBLIGATIONS - 91.51%	(000's)	Value (000's)
Ginnie Mae			U.S. Treasury - 4.59%
0.61%, 10/20/2031(b)	92	92	2.63%, 11/15/2020	$ 3,530	$ 3,309

See accompanying notes

89

Schedule of Investments Inflation Protection Fund January 31, 2011 (unaudited)

			Portfolio Summary (unaudited)
	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Government	91 .51%
			Mortgage Securities	2 .40%
U.S. Treasury (continued)			Financial	0 .70%
4.25%, 11/15/2040	$ 16,105	$ 15,267	Asset Backed Securities	0 .39%
4.38%, 05/15/2040	1,330	1,289	Other Assets in Excess of Liabilities, Net	5 .00%
5.25%, 02/15/2029	8,945	10,049
		$ 29,914	TOTAL NET ASSETS	100.00%
U.S. Treasury Inflation-Indexed Obligations - 86.92%
0.50%, 04/15/2015	52,605	54,438
0.63%, 04/15/2013	228	236
1.13%, 01/15/2021	3,436	3,455
1.25%, 04/15/2014	6,906	7,346
1.25%, 07/15/2020	35,469	36,389
1.38%, 07/15/2018	12,227	13,000
1.38%, 01/15/2020	29,367	30,613
1.63%, 01/15/2015	11,430	12,354
1.63%, 01/15/2018	6,653	7,184
1.75%, 01/15/2028	12,094	12,024
1.88%, 07/15/2013	14,826	15,918
1.88%, 07/15/2015	23,848	26,190
1.88%, 07/15/2019	6,688	7,308
2.00%, 04/15/2012	8,550	8,895
2.00%, 01/15/2014(e)	27,425	29,728
2.00%, 07/15/2014	39,950	43,670
2.00%, 01/15/2016	6,322	6,979
2.00%, 01/15/2026	7,943	8,276
2.13%, 01/15/2019	5,363	5,971
2.13%, 02/15/2040	58,734	59,404
2.38%, 01/15/2017	13,393	15,111
2.38%, 01/15/2025	19,085	20,963
2.38%, 01/15/2027	10,633	11,572
2.50%, 07/15/2016	17,568	19,968
2.50%, 01/15/2029	35,618	39,386
2.63%, 07/15/2017	11,782	13,555
3.00%, 07/15/2012	22,395	23,858
3.38%, 01/15/2012	4,060	4,245
3.38%, 04/15/2032	1,196	1,503
3.63%, 04/15/2028	3,808	4,806
3.88%, 04/15/2029	17,542	22,958
		$ 567,303
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 597,217
Total Investments		$ 620,000
Other Assets in Excess of Liabilities, Net - 5.00%		$ 32,664
TOTAL NET ASSETS - 100.00%		$ 652,664

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,852 or 0.59% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2011.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,950 or 0.30% of net assets.
(d)	Security is Illiquid
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $379 or 0.06% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 18,817
Unrealized Depreciation	(26,833)
Net Unrealized Appreciation (Depreciation)	$ (8,016)
Cost for federal income tax purposes	$ 628,016
All dollar amounts are shown in thousands (000's)

See accompanying notes

90

Schedule of Investments
Inflation Protection Fund
January 31, 2011 (unaudited)

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value		Current Market Value		Appreciation/(Depreciation)
US 10 Year Note; March 2011		Long		56	$ 6,764	$ 6,765		$ 1
US 2 Year Note; March 2011		Long		62	13,587		13,590	3
US 5 Year Note; March 2011		Short		179	21,042		21,196	(154)
US Long Bond; March 2011		Short		7	857		845	12
US Ultra Bond; March 2011		Short		75	9,612		9,237	375
								$ 237

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive					Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate		Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR		Pay	3.41%	01/05/2021	USD	$ 8,000	$ (29)
Barclays Bank PLC	3 Month LIBOR		Pay	2.73%	10/28/2020	USD	3,500	208
Barclays Bank PLC	3 Month LIBOR		Pay	3.39%	01/06/2021	USD	12,000	(63)
Barclays Bank PLC	3 Month LIBOR	Receive		2.61%	10/25/2020	USD	17,200	1,195
Barclays Bank PLC	US CPI Urban Consumers	Receive		1.86%	10/25/2015	USD	15,000	344
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban Consumers		Pay	2.48%	10/25/2020	USD	8,000	(172)
	NAS(CPURNSA)

All dollar amounts are shown in thousands (000's)

See accompanying notes

91

Schedule of Investments International Emerging Markets Fund January 31, 2011 (unaudited)

COMMON STOCKS - 94.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.20%			Coal (continued)
Focus Media Holding Ltd ADR(a)	131,477 $	3,275	New World Resources NV	244,000 $	3,961
				$ 18,106
Agriculture - 2.14%			Computers - 3.13%
Bunge Ltd	105,409	7,175	Asustek Computer Inc	765,000	6,862
Gudang Garam Tbk PT	911,000	3,765	Infosys Technologies Ltd ADR	207,673	14,061
ITC Ltd	2,132,692	7,578	Lenovo Group Ltd	14,004,000	8,168
KT&G Corp	91,179	4,812	Lite-On Technology Corp	3,141,261	4,261
MHP SA (a)	297,575	5,744	Tata Consultancy Services Ltd	729,265	18,450
Souza Cruz SA	135,300	6,462		$ 51,802
	$ 35,536		Distribution & Wholesale - 0.33%
Airlines - 0.50%			LG International Corp	156,520	5,410
Air China Ltd (a)	7,920,000	8,214
			Diversified Financial Services - 4.59%
Apparel - 0.53%			Chinatrust Financial Holding Co Ltd	7,076,616	6,007
Far Eastern New Century Corp	5,216,860	8,847	E.Sun Financial Holding Co Ltd	5,740,570	3,904
			Fubon Financial Holding Co Ltd	6,036,141	8,385
Automobile Manufacturers - 4.30%			Hana Financial Group Inc	321,190	12,766
Dongfeng Motor Group Co Ltd	5,534,000	9,838	KGI Securities Co Ltd (c)	313,659	3,640
Ford Otomotiv Sanayi AS	636,409	5,283	Mega Financial Holding Co Ltd	15,092,000	12,214
Hyundai Motor Co	125,004	20,016	RMB Holdings Ltd	1,089,801	5,821
Kia Motors Corp	280,750	13,755	Rural Electrification Corp Ltd	549,644	2,926
Mahindra & Mahindra Ltd	612,614	9,541	Woori Finance Holdings Co Ltd (a)	689,210	8,778
Tata Motors Ltd	509,752	12,770	Woori Investment & Securities Co Ltd	372,880	7,214
	$ 71,203		Yuanta Financial Holding Co Ltd	5,467,000	4,405
Automobile Parts & Equipment - 0.60%				$ 76,060
Iochpe-Maxion SA	292,200	3,523	Electric - 0.51%
Marcopolo SA	763,200	2,752	Enersis SA ADR	240,117	4,985
Randon Participacoes SA	530,636	3,677	Federal Hydrogenerating Co JSC ADR(a)	715,846	3,550
	$ 9,952			$ 8,535
Banks - 10.67%			Electrical Components & Equipment - 0.48%
Axis Bank Ltd	162,577	4,453	Delta Electronics Inc	1,724,000	7,952
Banco de Chile	30,769,454	4,343
Banco do Brasil SA	970,190	17,321	Electronics - 2.83%
Banco do Estado do Rio Grande do Sul	241,363	2,375	AU Optronics Corp (a)	9,911,000	9,687
Banco Santander Chile SA ADR	65,399	5,551	Chroma Ate Inc	148	1
Bangkok Bank PCL	2,586,000	12,633	Hon Hai Precision Industry Co Ltd	3,724,988	15,892
Bank Mandiri Tbk PT	10,656,500	7,066	Kingboard Laminates Holdings Ltd	7,563,000	7,527
Bank of China Ltd	28,287,400	14,776	Pegatron Corp (a)	3,426,000	4,703
Busan Bank	467,710	5,661	Radiant Opto-Electronics Corp	1,886,000	4,106
China Construction Bank Corp	26,813,722	23,697	Tripod Technology Corp	880,000	4,052
Credicorp Ltd	31,262	3,259	Unimicron Technology Corp	424,000	877
ICICI Bank Ltd ADR	102,702	4,451		$ 46,845
Industrial and Commercial Bank of China Ltd	15,009,330	11,233	Engineering & Construction - 1.21%
Industrial Bank of Korea (a)	571,420	8,683	China Railway Group Ltd	7,577,000	5,515
Krung Thai Bank PCL (b)	13,391,826	6,870	Daelim Industrial Co Ltd	129,816	14,456
Malayan Banking Bhd	4,696,500	13,412		$ 19,971
Nedbank Group Ltd	326,758	5,790	Food - 2.37%
Sberbank of Russia	6,351,769	22,288	Cencosud SA	1,135,752	7,658
Turkiye Vakiflar Bankasi Tao	1,183,184	2,927	Cia Brasileira de Distribuicao Grupo Pao de	195,099	7,445
	$ 176,789		Acucar ADR
Beverages - 2.23%			Cosan SA Industria e Comercio	526,900	8,228
Cia Cervecerias Unidas SA	431,051	4,683	Indofood Sukses Makmur Tbk PT	9,223,000	4,813
Cia de Bebidas das Americas ADR	783,435	20,918	Uni-President Enterprises Corp	5,108,888	6,987
Embotelladoras Arca SAB de CV	143,648	767	X5 Retail Group NV (a)	97,599	4,146
Fomento Economico Mexicano SAB de CV ADR	199,456	10,585		$ 39,277
	$ 36,953		Forest Products & Paper - 0.24%
Building Materials - 0.71%			Suzano Papel e Celulose SA	452,100	3,933
China National Building Material Co Ltd	2,631,063	6,607
Taiwan Cement Corp	4,833,166	5,191	Gas - 0.53%
	$ 11,798		ENN Energy Holdings Ltd	1,720,000	5,170
Chemicals - 2.69%			GAIL India Ltd	349,453	3,595
China Petrochemical Development Corp (a)	454,000	514		$ 8,765
Formosa Chemicals & Fibre Corp	4,258,000	15,489	Holding Companies - Diversified - 2.42%
Formosa Plastics Corp	2,146,000	7,313	Alfa SAB de CV	457,600	4,985
LG Chem Ltd	56,535	21,274	GS Holdings	183,674	13,694
	$ 44,590		Imperial Holdings Ltd	546,335	8,395
Coal - 1.09%			LG Corp	170,832	13,008
Banpu PCL	241,500	5,753		$ 40,082
Exxaro Resources Ltd	419,595	8,392	Home Builders - 0.62%
			Even Construtora e Incorporadora SA	860,200	4,077

See accompanying notes

92

Schedule of Investments International Emerging Markets Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders (continued)			Oil & Gas (continued)
MRV Engenharia e Participacoes SA	723,900 $	6,123	Rosneft Oil Co	914,567 $	7,824
	$ 10,200		SK Holdings Co Ltd	63,898	9,489
Home Furnishings - 0.39%			Surgutneftegas OJSC ADR	331,462	3,779
Arcelik AS	1,240,734	6,435	Tatneft ADR	179,097	6,367
				$ 199,266
Insurance - 4.16%			Oil & Gas Services - 0.45%
Brasil Insurance Participacoes e Administracao SA	5,944	6,718	China Oilfield Services Ltd	3,792,000	7,401
(a)
China Life Insurance Co Ltd	2,484,000	9,686	Pharmaceuticals - 0.82%
Hyundai Marine & Fire Insurance Co Ltd	366,400	9,616	Dr Reddy's Laboratories Ltd	250,123	8,840
Odontoprev SA	123,872	1,672	Pharmstandard (a)	157,240	4,713
PICC Property & Casualty Co Ltd (a)	3,646,000	4,590		$ 13,553
Ping An Insurance Group Co of China Ltd	1,548,500	15,494	Real Estate - 0.61%
Porto Seguro SA	212,900	3,321	Growthpoint Properties Ltd	1,274,455	3,042
Powszechny Zaklad Ubezpieczen SA	28,995	3,488	Guangzhou R&F Properties Co Ltd	2,288,000	3,388
Sanlam Ltd	3,460,483	13,101	Supalai PCL (b)	11,466,200	3,610
Sul America SA	110,419	1,219		$ 10,040
	$ 68,905		Retail - 3.17%
Internet - 0.20%			Clicks Group Ltd	824,223	4,560
Mail.ru Group Ltd (a),(b),(c)	12,025	451	Hyundai Department Store Co Ltd	13,789	1,615
Perfect World Co Ltd ADR(a)	124,385	2,888	Intime Department Store Group Co Ltd	2,712,000	3,976
	$ 3,339		Lojas Renner SA	356,700	10,357
Investment Companies - 0.14%			Mr Price Group Ltd	925,583	7,322
Infrastructure Development Finance Co Ltd	698,910	2,256	President Chain Store Corp	1,126,952	4,799
			Truworths International Ltd	906,366	8,043
Iron & Steel - 2.94%			Woolworths Holdings Ltd/South Africa	2,519,750	8,253
Cia Siderurgica Nacional SA ADR	465,559	7,942	XTEP International Holdings	5,445,500	3,545
Hyundai Steel Co (a)	87,267	10,863		$ 52,470
Maanshan Iron & Steel	10,242,000	5,757	Semiconductors - 6.92%
POSCO ADR	121,287	12,388	Advanced Semiconductor Engineering Inc	4,506,000	5,594
Severstal OAO	290,655	5,257	ASM Pacific Technology Ltd	580,500	6,964
Shougang Concord International Enterprises Co	43,576,000	6,472	Chipbond Technology Corp (a)	3,704,000	6,713
Ltd (a)			Powertech Technology Inc	2,618,000	9,787
	$ 48,679		Samsung Electronics Co Ltd	63,739	55,962
Leisure Products & Services - 0.22%			Siliconware Precision Industries Co	517,000	727
Bajaj Auto Ltd	133,100	3,629	Taiwan Semiconductor Manufacturing Co Ltd	11,119,491	28,914
				$ 114,661
Lodging - 0.20%			Shipbuilding - 0.98%
Genting Bhd	944,500	3,300	Daewoo Shipbuilding & Marine Engineering Co	188,000	6,874
			Ltd (a)
Media - 0.64%			Hyundai Heavy Industries Co Ltd	21,423	9,297
Grupo Televisa SA ADR(a)	442,707	10,652		$ 16,171
			Telecommunications - 7.31%
Mining - 6.25%			Advanced Nano Products Co Ltd (b)	1,264,900	3,288
Anglo American PLC	136,484	6,692	America Movil SAB de CV ADR	474,948	27,067
AngloGold Ashanti Ltd	225,050	9,674	Axiata Group Bhd (a)	6,028,200	9,494
Antofagasta PLC	356,953	8,036	China Mobile Ltd	2,384,593	23,440
Cia de Minas Buenaventura SA ADR	113,444	4,651	China Telecom Corp Ltd	13,862,000	8,222
Grupo Mexico SAB de CV	3,517,600	13,811	Chungwa Telecom Co Ltd	3,616,800	11,064
Hindalco Industries Ltd	2,172,059	10,929	D-Link Corp	3,306,000	3,506
Industrias Penoles SAB de CV	187,030	6,229	Mobile Telesystems OJSC ADR	608,934	11,637
International Nickel Indonesia Tbk PT	9,070,500	4,656	Taiwan Mobile Co Ltd	2,976,000	7,019
KGHM Polska Miedz SA	298,936	17,496	Turk Telekomunikasyon AS	1,725,436	7,080
MMC Norilsk Nickel OJSC ADR	605,209	15,614	Vodacom Group Ltd	952,560	9,283
Southern Copper Corp	128,056	5,739		$ 121,100
	$ 103,527		Textiles - 0.26%
Miscellaneous Manufacturing - 0.67%			Cia Hering	279,600	4,294
Korea Kumho Petrochemical	36,852	4,782
Largan Precision Co Ltd	233,000	6,357	Transportation - 0.87%
	$ 11,139		China Shipping Container Lines Co Ltd (a)	10,502,000	4,888
Oil & Gas - 12.03%			Yang Ming Marine Transport Corp (a)	9,453,000	9,502
China Petroleum & Chemical Corp	19,598,000	21,661		$ 14,390
CNOOC Ltd	11,911,000	26,513	TOTAL COMMON STOCKS	$ 1,559,302
Gazprom OAO ADR	802,423	21,473	PREFERRED STOCKS - 5.16%	Shares Held Value (000's)
Lukoil OAO ADR	350,999	21,751	Banks - 1.26%
Oil & Natural Gas Corp Ltd	62,257	1,602	Banco Bradesco SA	389,227	7,192
PetroChina Co Ltd	8,414,293	11,746	Banco Bradesco SA - Rights (a),(b)	6,449	26
Petroleo Brasileiro SA ADR	1,288,733	47,335	Itau Unibanco Holding SA	636,679	13,593
Polski Koncern Naftowy Orlen S.A. (a)	638,222	10,597
PTT PCL (b)	838,100	9,129		$ 20,811

See accompanying notes

93

Schedule of Investments
International Emerging Markets Fund
January 31, 2011 (unaudited)

Portfolio Summary (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		Country	Percent
			Korea, Republic Of	16 .51%
Holding Companies - Diversified - 0.69%			Brazil	15 .42%
Itausa - Investimentos Itau SA	1,612,800 $ 11,407		Taiwan, Province Of China	14 .20%
			China	11 .87%
Mining - 3.21%			Russian Federation	7 .78%
Vale SA	1,738,460	53,178	India	6 .36%
			South Africa	5 .52%
TOTAL PREFERRED STOCKS		$ 85,396	Hong Kong	4 .49%
	Maturity		Mexico	4 .47%
	Amount		Thailand	2 .29%
REPURCHASE AGREEMENTS - 0.08%	(000's)	Value (000's)	Poland	1 .91%
Banks - 0.08%			Chile	1 .63%
Investment in Joint Trading Account; Credit Suisse $	275	$ 275	Malaysia	1 .58%
Repurchase Agreement; 0.21% dated			Turkey	1 .32%
01/31/11 maturing 02/01/11 (collateralized by			Indonesia	1 .23%
US Treasury Notes; $280,145; 0.88% -			United Kingdom	0 .89%
5.13%; dated 05/31/11 - 05/15/16)			United States	0 .86%
Investment in Joint Trading Account; Deutsche	366	366	Peru	0 .48%
Bank Repurchase Agreement; 0.21% dated			Ukraine	0 .34%
01/31/11 maturing 02/01/11 (collateralized by			Netherlands	0 .24%
Sovereign Agency Issues; $373,526; 0.00% -			Other Assets in Excess of Liabilities, Net	0 .61%
7.13%; dated 02/22/11 - 06/15/38)			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; JP Morgan	137	137
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $140,073; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	366	366
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $373,793; 0.00% -
8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	179	179
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $182,094; 0.00% -
4.63%; dated 07/27/11 - 01/02/14)
$ 1,323
TOTAL REPURCHASE AGREEMENTS		$ 1,323
Total Investments		$ 1,646,021
Other Assets in Excess of Liabilities, Net - 0.61%		$ 10,103
TOTAL NET ASSETS - 100.00%		$ 1,656,124

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $23,374 or 1.41% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,091 or 0.25% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 318,409
Unrealized Depreciation	(44,605)
Net Unrealized Appreciation (Depreciation)	$ 273,804
Cost for federal income tax purposes	$ 1,372,217
All dollar amounts are shown in thousands (000's)

See accompanying notes

94

Schedule of Investments
International Fund I
January 31, 2011 (unaudited)

COMMON STOCKS - 97.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Automobile Parts & Equipment (continued)
Dentsu Inc	3,900 $	119	Stanley Electric Co Ltd	3,400 $	64
Hakuhodo DY Holdings Inc	550	32	Sumitomo Electric Industries Ltd	42,600	619
JCDecaux SA (a)	1,576	50	Sumitomo Rubber Industries Ltd	4,000	42
Publicis Groupe SA	2,934	151	Toyota Boshoku Corp	1,500	27
	$ 352		Toyota Industries Corp	4,200	133
Aerospace & Defense - 2.26%				$ 21,112
BAE Systems PLC	50,395	276	Banks - 12.53%
European Aeronautic Defence and Space Co NV (a)	6,035	174	77 Bank Ltd/The	8,000	43
Rolls-Royce Group PLC (a)	1,587,775	16,224	Aozora Bank Ltd	12,000	26
Safran SA	456,047	16,477	Australia & New Zealand Banking Group Ltd	238,192	5,645
	$ 33,151		Banca Carige SpA	13,435	32
Agriculture - 0.27%			Banco Bilbao Vizcaya Argentaria SA	1,447,502	17,748
British American Tobacco PLC	29,530	1,091	Banco Espirito Santo SA	12,471	51
Golden Agri-Resources Ltd	157,640	87	Banco Popolare SC	15,214	54
Imperial Tobacco Group PLC	16,208	463	Banco Popolare SC - Rights (a)	15,214	21
Japan Tobacco Inc	583	2,193	Banco Popular Espanol SA	20,584	124
Wilmar International Ltd	28,000	116	Banco Santander SA	269,357	3,298
	$ 3,950		Banco Santander SA - Rights (a)	202,989	38
Airlines - 0.18%			Bank Hapoalim BM (a)	23,554	107
Air France-KLM (a)	3,209	59	Bank Leumi Le-Israel BM	28,004	126
All Nippon Airways Co Ltd	19,000	70	Bank of Cyprus Public Co Ltd	21,291	90
Cathay Pacific Airways Ltd	409,000	1,034	Bank of East Asia Ltd	36,096	157
Deutsche Lufthansa AG (a)	19,239	404	Bank of Yokohama Ltd/The	29,000	145
International Consolidated Airlines Group SA (a)	192,955	793	Barclays PLC	1,126,145	5,274
Qantas Airways Ltd (a)	26,366	63	Bendigo and Adelaide Bank Ltd	8,669	85
Singapore Airlines Ltd	13,000	151	BNP Paribas	249,268	18,605
	$ 2,574		BOC Hong Kong Holdings Ltd	556,000	1,801
Apparel - 0.23%			Chiba Bank Ltd/The	18,000	112
Adidas AG	3,554	222	Chugoku Bank Ltd/The	4,000	48
Asics Corp	3,000	40	Chuo Mitsui Trust Holdings Inc	23,000	92
Billabong International Ltd	99,101	805	Commonwealth Bank of Australia	100,121	5,254
Burberry Group PLC	71,396	1,227	Credit Agricole SA	115,046	1,698
Christian Dior SA	7,280	999	Credit Suisse Group AG	50,937	2,274
			Danske Bank A/S (a)	8,296	222
Hermes International	250	50
Yue Yuen Industrial Holdings Ltd	17,500	60	DBS Group Holdings Ltd	31,033	366
	$ 3,403		Deutsche Bank AG	13,773	817
			Dexia SA (a)	13,158	55
Automobile Manufacturers - 4.05%
Bayerische Motoren Werke AG	36,865	2,837	DnB NOR ASA	1,191,029	16,420
Daihatsu Motor Co Ltd	4,000	66	Erste Group Bank AG	27,399	1,369
Daimler AG	15,330	1,125	Fukuoka Financial Group Inc	18,000	77
Fiat Industrial SpA (a)	91,407	1,237	Gunma Bank Ltd/The	9,000	52
Fiat SpA	12,991	126	Hachijuni Bank Ltd/The	10,000	57
Fuji Heavy Industries Ltd	119,000	1,019	Hang Seng Bank Ltd	14,000	232
Hino Motors Ltd	6,000	34	Hiroshima Bank Ltd/The	12,000	51
Honda Motor Co Ltd	695,500	29,977	Hokuhoku Financial Group Inc	29,000	59
Hyundai Motor Co	68,104	10,905	HSBC Holdings PLC	1,015,585	11,073
Isuzu Motors Ltd	27,000	127	Intesa Sanpaolo SpA	1,146,146	3,817
			Israel Discount Bank Ltd (a)	18,171	36
Mazda Motor Corp	35,000	104
Nissan Motor Co Ltd	43,300	438	Itau Unibanco Holding SA ADR	513,800	11,047
Peugeot SA (a)	3,614	151	Iyo Bank Ltd/The	6,000	51
Renault SA (a)	3,265	213	Joyo Bank Ltd/The	15,000	66
Scania AB	7,601	170	Julius Baer Group Ltd	3,056	138
			KBC Groep NV (a)	24,059	963
Suzuki Motor Corp	6,000	146	Lloyds Banking Group PLC (a)	15,525,613	15,702
Toyota Motor Corp	128,172	5,277
Volkswagen AG	701	107	Mediobanca SpA	85,286	862
Volkswagen AG - PFD	30,890	5,010	Mitsubishi UFJ Financial Group Inc	603,100	3,133
Volvo AB - B Shares	23,234	403	Mizrahi Tefahot Bank Ltd	96,716	920
	$ 59,472		Mizuho Financial Group Inc	1,249,579	2,413
			Mizuho Trust & Banking Co Ltd	35,000	34
Automobile Parts & Equipment - 1.44%			National Australia Bank Ltd	31,548	778
Aisin Seiki Co Ltd	32,200	1,223	National Bank of Greece SA (a)	14,140	137
Bridgestone Corp	848,300	16,303	Nishi-Nippon City Bank Ltd/The	16,000	50
Cie Generale des Etablissements Michelin	2,608	190	Nordea Bank AB	59,071	717
Continental AG (a)	1,187	94
			Oversea-Chinese Banking Corp Ltd	46,199	358
Denso Corp	42,400	1,565	Raiffeisen Bank International AG	1,161	68
JTEKT Corp	5,300	66	Resona Holdings Inc	14,400	74
NGK Spark Plug Co Ltd	3,000	47	Royal Bank of Scotland Group PLC (a)	257,227	172
NHK Spring Co Ltd	49,000	555	Sapporo Hokuyo Holdings Inc	7,500	36
NOK Corp	2,400	48	Seven Bank Ltd	13	29
Nokian Renkaat OYJ	2,568	93	Shinsei Bank Ltd	21,000	24
Pirelli & C SpA	5,651	43	Skandinaviska Enskilda Banken AB	25,763	234

See accompanying notes

95

Schedule of Investments
International Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Chemicals (continued)
Societe Generale	70,288$	4,541	Mitsui Chemicals Inc	312,000 $	1,120
Standard Chartered PLC	34,497	898	Nitto Denko Corp	15,700	784
Sumitomo Mitsui Financial Group Inc	466,000	15,844	Shin-Etsu Chemical Co Ltd	35,200	1,982
Sumitomo Trust & Banking Co Ltd/The	194,000	1,170	Showa Denko KK	33,000	73
Suncorp Group Ltd	116,333	1,002	Solvay SA	9,200	961
Svenska Handelsbanken AB	8,938	304	Sumitomo Chemical Co Ltd	203,000	1,051
Swedbank AB	196,346	3,080	Syngenta AG	1,398	451
Turkiye Garanti Bankasi AS	2,307,831	10,316	Tokuyama Corp	8,000	42
UBS AG (a)	323,041	5,784	Tosoh Corp	12,000	39
UniCredit SpA	205,383	509	Ube Industries Ltd/Japan	236,000	712
Unione di Banche Italiane SCPA	125,401	1,299	Wacker Chemie AG	5,172	938
United Overseas Bank Ltd	152,697	2,374	Yara International ASA	32,071	1,806
Westpac Banking Corp	51,974	1,196		$ 42,155
Yamaguchi Financial Group Inc	5,000	50	Commercial Services - 0.76%
	$ 184,024		Abertis Infraestructuras SA	7,022	138
Beverages - 1.89%			Adecco SA	2,074	134
Anheuser-Busch InBev NV	336,470	18,565	Aggreko PLC	6,186	142
Asahi Breweries Ltd	9,200	173	Anhanguera Educacional Participacoes SA	334,161	7,086
Carlsberg A/S	19,309	1,920	Benesse Holdings Inc	1,600	72
Coca Cola Hellenic Bottling Co SA	4,345	128	Brambles Ltd	23,375	168
Coca-Cola Amatil Ltd	13,445	150	Bunzl PLC	7,816	95
Coca-Cola West Co Ltd	1,300	24	Bureau Veritas SA	1,167	85
Diageo PLC	41,239	793	Dai Nippon Printing Co Ltd	12,000	164
Foster's Group Ltd	475,353	2,680	Edenred (a)	13,634	326
Heineken Holding NV	2,737	121	Experian PLC	95,166	1,181
Heineken NV	3,833	193	G4S PLC	33,509	144
Ito En Ltd	1,300	22	Intertek Group PLC	3,787	105
Kirin Holdings Co Ltd	14,000	189	Kamigumi Co Ltd	66,000	554
Pernod-Ricard SA	2,930	279	Secom Co Ltd	3,100	147
SABMiller PLC	76,253	2,468	Securitas AB	7,438	90
Sapporo Holdings Ltd	6,000	27	SGS SA	80	130
	$ 27,732		Sodexo	2,239	154
Biotechnology - 0.14%			Toppan Printing Co Ltd	13,000	118
CSL Ltd	54,711	2,035	Transurban Group	30,815	160
				$ 11,193
Building Materials - 0.33%			Computers - 0.30%
Asahi Glass Co Ltd	116,000	1,449	Atos Origin SA (a)	1,076	60
Cie de St-Gobain	6,710	387	Computershare Ltd	10,560	106
CRH PLC	10,470	225	Fujitsu Ltd	107,000	667
Daikin Industries Ltd	3,400	118	Gemalto NV	20,232	1,022
Geberit AG	663	140	Indra Sistemas SA	45,200	850
HeidelbergCement AG	24,079	1,576	Itochu Techno-Solutions Corp	600	21
Holcim Ltd	3,627	254	Logitech International SA (a)	4,324	81
Imerys SA	896	59	NTT Data Corp	29	94
JS Group Corp	5,900	129	Obic Co Ltd	160	31
Lafarge SA	3,460	205	Otsuka Corp	5,200	330
Nippon Sheet Glass Co Ltd	20,000	52	TDK Corp	17,600	1,160
Rinnai Corp	800	51		$ 4,422
Sika AG	48	105	Consumer Products - 0.28%
TOTO Ltd	6,000	43	Henkel AG & Co KGaA	3,086	159
	$ 4,793		Reckitt Benckiser Group PLC	70,953	3,856
Chemicals - 2.87%			Societe BIC SA	634	54
Air Liquide SA	4,183	522		$ 4,069
Air Water Inc	51,000	669	Cosmetics & Personal Care - 1.34%
Akzo Nobel NV	3,425	214	Kao Corp	9,100	238
Asahi Kasei Corp	22,000	150	L'Oreal SA	24,244	2,812
BASF SE	51,855	4,009	Shiseido Co Ltd	8,000	161
Bayer AG	57,178	4,227	Unicharm Corp	427,400	16,467
Daicel Chemical Industries Ltd	6,000	44		$ 19,678
Denki Kagaku Kogyo KK	11,000	54	Distribution & Wholesale - 2.10%
Givaudan SA	122	121	Hitachi High-Technologies Corp	1,600	40
Incitec Pivot Ltd	183,331	790	ITOCHU Corp	170,800	1,859
Israel Chemicals Ltd	9,935	156	Jardine Cycle & Carriage Ltd	2,000	54
JSR Corp	53,600	1,105	Li & Fung Ltd	328,000	2,137
K+S AG	2,123	157	Marubeni Corp	27,000	203
Kaneka Corp	6,000	42	Mitsubishi Corp	782,300	21,839
Koninklijke DSM NV	2,661	157	Mitsui & Co Ltd	167,533	2,828
Lanxess AG	24,334	1,768	Sojitz Corp	29,600	65
Linde AG	117,825	17,202	Sumitomo Corp	110,900	1,597
Mitsubishi Chemical Holdings Corp	107,000	746	Toyota Tsusho Corp	5,000	88
Mitsubishi Gas Chemical Co Inc	9,000	63

See accompanying notes

96

Schedule of Investments
International Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale (continued)			Electronics (continued)
Wolseley PLC (a)	4,794 $	167	Murata Manufacturing Co Ltd	3,300 $	250
	$ 30,877		NEC Corp	44,000	125
Diversified Financial Services - 1.80%			Omron Corp	4,800	124
ASX Ltd	4,123	154	Toshiba Corp	469,000	2,781
Credit Saison Co Ltd	3,500	60	Yaskawa Electric Corp	1,233,000	13,354
Criteria Caixacorp SA	19,971	138	Yokogawa Electric Corp	5,100	41
Daiwa Securities Group Inc	28,000	139		$ 22,353
Deutsche Boerse AG	27,584	2,104	Energy - Alternate Sources - 0.08%
Hong Kong Exchanges and Clearing Ltd	18,600	429	Verbund AG	29,252	1,170
ICAP PLC	13,323	115
IG Group Holdings PLC	71,400	516	Engineering & Construction - 0.71%
Macquarie Group Ltd	40,516	1,648	ABB Ltd (a)	36,939	873
Man Group PLC	26,353	124	Acciona SA	603	52
Mitsubishi UFJ Lease & Finance Co Ltd	16,260	658	ACS Actividades de Construccion y Servicios SA	3,364	174
Mizuho Securities Co Ltd	13,000	34	Aeroports de Paris	705	59
Nomura Holdings Inc	201,200	1,226	Aker Solutions ASA	62,700	1,140
ORIX Corp	20,730	2,048	Auckland International Airport Ltd	21,791	38
Promise Co Ltd	107,300	942	Balfour Beatty PLC	16,295	88
Schroders PLC	2,685	78	Bouygues SA	3,417	159
Shinhan Financial Group Co Ltd	210,846	9,359	Chiyoda Corp	48,000	427
Shriram Transport Finance Co Ltd - Warrants (a),(b)	434,621	6,467	Eiffage SA	962	49
Singapore Exchange Ltd	19,000	126	Ferrovial SA	10,455	124
	$ 26,365		Fomento de Construcciones y Contratas SA	1,209	35
Electric - 2.45%			Fraport AG Frankfurt Airport Services Worldwide	873	62
A2A SpA	26,048	39	Hochtief AG	1,097	97
AGL Energy Ltd	10,692	159	JGC Corp	5,000	122
Chubu Electric Power Co Inc	11,100	277	Kajima Corp	19,000	50
Chugoku Electric Power Co Inc/The	7,000	145	Kinden Corp	3,000	27
CLP Holdings Ltd	31,663	257	Koninklijke Boskalis Westminster NV	1,679	81
E.ON AG	30,237	1,011	Leighton Holdings Ltd	3,214	101
EDF SA	4,399	194	MAp Group	1,057,220	3,157
EDP - Energias de Portugal SA	45,337	174	Obayashi Corp	140,000	670
Electric Power Development Co Ltd	2,700	84	SembCorp Industries Ltd	23,000	93
Enel SpA	110,519	624	Shimizu Corp	13,000	55
Fortum OYJ	97,674	3,005	Singapore Technologies Engineering Ltd	39,000	99
GDF Suez	477,833	18,927	Skanska AB	6,730	136
Hokkaido Electric Power Co Inc	4,300	89	Taisei Corp	24,000	58
Hokuriku Electric Power Co	4,100	100	Vinci SA	38,615	2,229
Hongkong Electric Holdings Ltd	23,000	146	WorleyParsons Ltd	4,552	126
Iberdrola SA	67,773	580		$ 10,381
International Power PLC	472,393	3,193	Entertainment - 0.03%
Kansai Electric Power Co Inc/The	12,800	317	OPAP SA	5,304	107
Kyushu Electric Power Co Inc	6,500	146	Oriental Land Co Ltd/Japan	1,200	111
National Grid PLC	380,752	3,377	Sankyo Co Ltd	1,300	72
Public Power Corp SA	3,227	53	TABCORP Holdings Ltd	16,170	112
Red Electrica Corporacion SA	2,570	131	Tatts Group Ltd	30,453	75
RWE AG	7,030	509		$ 477
RWE AG - PFD	926	64	Food - 3.87%
Scottish & Southern Energy PLC	15,499	288	Ajinomoto Co Inc	15,000	166
Shikoku Electric Power Co Inc	4,100	121	Associated British Foods PLC	43,663	743
SP AusNet	32,644	29	Carrefour SA	8,860	433
Terna Rete Elettrica Nazionale SpA	31,467	137	Casino Guichard Perrachon SA	1,311	128
Tohoku Electric Power Co Inc	7,200	160	Danone	34,364	2,066
Tokyo Electric Power Co Inc/The	69,952	1,698	Delhaize Group SA	2,408	189
	$ 36,034		Goodman Fielder Ltd	32,791	41
Electrical Components & Equipment - 1.44%			J Sainsbury PLC	27,153	166
Bekaert SA	923	92	Jeronimo Martins SGPS SA	5,232	79
Brother Industries Ltd	5,600	85	Kerry Group PLC	3,331	108
Hitachi Ltd	294,000	1,609	Kesko OYJ	1,589	76
Legrand SA	3,751	151	Koninklijke Ahold NV	17,627	239
Mitsubishi Electric Corp	32,000	354	Lindt & Spruengli AG - PC	20	52
Nidec Corp	8,400	794	MEIJI Holdings Co Ltd	1,600	73
Schneider Electric SA	115,925	18,049	Metcash Ltd	356,660	1,495
	$ 21,134		Metro AG	28,656	2,021
Electronics - 1.52%			Nestle SA	231,539	12,510
Hamamatsu Photonics KK	1,500	55	Nippon Meat Packers Inc	4,000	53
Hoya Corp	31,800	750	Nisshin Seifun Group Inc	4,000	50
Keyence Corp	600	159	Olam International Ltd	28,000	67
Koninklijke Philips Electronics NV	141,237	4,401	Orkla ASA	18,331	165
Kyocera Corp	2,700	282	Suedzucker AG	1,573	42
Mitsumi Electric Co Ltd	1,900	31	Tesco PLC	2,730,070	17,598
See accompanying notes			97

Schedule of Investments International Fund I January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Home Builders (continued)
Toyo Suisan Kaisha Ltd	23,000 $	491	Sekisui House Ltd	95,000 $	926
Unilever NV	525,710	15,533		$ 14,959
Unilever PLC	52,681	1,530	Home Furnishings - 0.25%
WM Morrison Supermarkets PLC	41,901	179	Matsushita Electric Industrial Co Ltd	112,500	1,547
Woolworths Ltd	21,243	565	Sharp Corp/Japan	18,000	187
	$ 56,858		Sony Corp	55,600	1,913
Food Service - 0.02%				$ 3,647
Compass Group PLC	27,871	248	Insurance - 5.70%
			Admiral Group PLC	4,780	126
Forest Products & Paper - 0.04%			Aegon NV (a)	288,139	2,132
Nippon Paper Group Inc	2,300	60	Ageas	347,500	985
OJI Paper Co Ltd	19,000	89	AIA Group Ltd (a)	534,600	1,471
Stora Enso OYJ	13,820	164	Allianz SE	8,290	1,155
Svenska Cellulosa AB	8,477	148	AMP Ltd	185,059	989
UPM-Kymmene OYJ	8,975	185	Assicurazioni Generali SpA	17,269	377
	$ 646		Aviva PLC	51,246	364
Gas - 0.11%			AXA SA	899,555	19,039
Centrica PLC	87,549	448	Baloise Holding AG	1,187	122
Enagas	4,254	90	CNP Assurances	3,529	78
Gas Natural SDG SA	7,664	126	Dai-ichi Life Insurance Co Ltd/The	118	185
Hong Kong & China Gas Co Ltd	63,900	145	Hannover Rueckversicherung AG	1,432	80
Osaka Gas Co Ltd	32,000	121	ING Groep NV (a)	1,956,647	22,281
Snam Rete Gas SpA	33,930	178	Insurance Australia Group Ltd	31,996	122
Tokyo Gas Co Ltd	119,000	518	Legal & General Group PLC	107,147	191
	$ 1,626		Mapfre SA	17,889	61
Hand & Machine Tools - 0.16%			MS&AD Insurance Group Holdings	40,170	958
Makita Corp	23,900	1,034	Muenchener Rueckversicherungs AG	3,442	540
Sandvik AB	48,798	958	NKSJ Holdings Inc	171,000	1,167
Schindler Holding AG - PC	1,154	129	Old Mutual PLC	99,405	200
Schindler Holding AG - REG	512	57	Ping An Insurance Group Co of China Ltd	849,000	8,495
SMC Corp/Japan	800	136	Prudential PLC	1,355,371	14,688
	$ 2,314		QBE Insurance Group Ltd	15,308	268
Healthcare - Products - 0.99%			RSA Insurance Group PLC	81,944	178
Cie Generale d'Optique Essilor International SA	2,989	200	Sampo OYJ	7,673	226
Cochlear Ltd	1,344	103	SCOR SE	4,013	111
Coloplast A/S	540	79	Sony Financial Holdings Inc	184	681
Elekta AB	48,300	1,956	Standard Life PLC	35,884	132
Fresenius SE & Co KGaA	2,584	225	Storebrand ASA	283,600	2,237
Getinge AB	4,754	116	Swiss Reinsurance Co Ltd	5,207	298
Nobel Biocare Holding AG	400,371	8,222	T&D Holdings Inc	32,750	825
Shimadzu Corp	6,000	47	Tokio Marine Holdings Inc	10,666	318
Smith & Nephew PLC	16,527	184	Vienna Insurance Group AG Wiener Versicherung	912	49
Sonova Holding AG	7,825	981	Gruppe
Synthes Inc	1,103	146	Zurich Financial Services	9,372	2,562
Terumo Corp	25,600	1,329		$ 83,691
William Demant Holding A/S (a)	11,654	933	Internet - 1.06%
	$ 14,521		CDON Group AB (a)	21,100	105
Healthcare - Services - 0.80%			Ctrip.com International Ltd ADR(a)	287,405	11,830
Amil Participacoes SA	1,023,064	9,875	Dena Co Ltd	19,800	717
Fresenius Medical Care AG & Co KGaA	22,732	1,329	Gree Inc	2,100	34
Ramsay Health Care Ltd	35,809	610	Iliad SA	12,217	1,298
	$ 11,814		Rakuten Inc	1,276	1,122
Holding Companies - Diversified - 4.27%			SBI Holdings Inc/Japan	473	63
Cie Nationale a Portefeuille	641	35	Start Today Co Ltd	24,600	379
GEA Group AG	525,212	15,007		$ 15,548
Groupe Bruxelles Lambert SA	1,917	173	Investment Companies - 0.12%
Hutchison Whampoa Ltd	35,000	410	Cheung Kong Infrastructure Holdings Ltd	10,000	48
Industrivarden AB	2,797	47	Delek Group Ltd	94	21
Jardine Strategic Holdings Ltd	511,000	14,426	Investor AB	8,320	192
Keppel Corp Ltd	248,000	2,281	Israel Corp Ltd/The (a)	55	63
LVMH Moet Hennessy Louis Vuitton SA	95,243	14,862	Kinnevik Investment AB	5,157	115
Noble Group Ltd	90	—	Ratos AB	2,418	91
NWS Holdings Ltd	31,000	53	Resolution Ltd	286,500	1,199
Swire Pacific Ltd	847,000	13,398		$ 1,729
Wharf Holdings Ltd	270,000	2,053	Iron & Steel - 1.27%
	$ 62,745		APERAM	732	30
Home Builders - 1.02%			ArcelorMittal	14,630	534
Daiwa House Industry Co Ltd	11,000	134	Daido Steel Co Ltd	6,000	38
Sekisui Chemical Co Ltd	1,810,000	13,899	Fortescue Metals Group Ltd (a)	20,583	131
			Hitachi Metals Ltd	4,000	47

See accompanying notes

98

Schedule of Investments
International Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Iron & Steel (continued)			Media (continued)
JFE Holdings Inc	6,700 $	216	WPP PLC	76,306 $	944
Kobe Steel Ltd	59,000	145		$ 7,683
Nippon Steel Corp	89,000	304	Metal Fabrication & Hardware - 1.19%
Nisshin Steel Co Ltd	16,000	32	Assa Abloy AB	5,260	143
Sumitomo Metal Industries Ltd	49,000	115	Johnson Matthey PLC	60,999	1,881
ThyssenKrupp AG	418,340	17,007	Maruichi Steel Tube Ltd	1,100	24
Voestalpine AG	2,610	117	NSK Ltd	109,000	1,045
	$ 18,716		NTN Corp	11,000	60
Leisure Products & Services - 0.10%			Sims Metal Management Ltd	3,874	75
Carnival PLC	10,951	499	SKF AB	6,570	188
Sega Sammy Holdings Inc	40,300	808	Tenaris SA	7,690	180
TUI AG (a)	3,286	45	Vallourec SA	127,216	13,826
Yamaha Corp	3,700	46		$ 17,422
	$ 1,398		Mining - 6.59%
Lodging - 0.26%			Alumina Ltd	57,968	139
Accor SA	41,750	1,908	Anglo American PLC	105,111	5,154
City Developments Ltd	13,000	116	Antofagasta PLC	6,806	153
Crown Ltd	10,740	92	BHP Billiton Ltd	129,100	5,743
Genting Singapore PLC (a)	734,200	1,166	BHP Billiton PLC	96,412	3,682
Intercontinental Hotels Group PLC	6,859	145	Boliden AB	6,498	136
Sands China Ltd (a)	57,200	142	Dowa Holdings Co Ltd	6,000	42
Shangri-La Asia Ltd	28,000	73	Eurasian Natural Resources Corp PLC	6,118	99
Shangri-La Asia Ltd - Rights (a),(c)	3,000	—	First Quantum Minerals Ltd	103,382	11,961
SJM Holdings Ltd	37,000	62	Fresnillo PLC	4,259	88
Sky City Entertainment Group Ltd	13,662	35	Kazakhmys PLC	40,986	988
Wynn Macau Ltd	36,800	103	Mitsubishi Materials Corp	228,000	702
	$ 3,842		Mitsui Mining & Smelting Co Ltd	13,000	46
Machinery - Construction & Mining - 0.22%			Newcrest Mining Ltd	412,810	15,289
Atlas Copco AB - A Shares	11,319	272	Orica Ltd	5,355	136
Atlas Copco AB - B Shares	6,578	143	OZ Minerals Ltd	74,148	121
Komatsu Ltd	94,100	2,807	Rio Tinto Ltd	52,660	4,432
	$ 3,222		Rio Tinto PLC	325,155	22,330
Machinery - Diversified - 1.53%			Sumitomo Metal Mining Co Ltd	9,000	148
Alstom SA	48,566	2,711	Umicore SA	58,315	2,988
FANUC Corp	18,100	2,864	Vedanta Resources PLC	2,833	103
Hexagon AB	7,875	169	Xstrata PLC	1,007,239	22,309
IHI Corp	31,000	70		$ 96,789
Japan Steel Works Ltd/The	7,000	73	Miscellaneous Manufacturing - 0.74%
Kawasaki Heavy Industries Ltd	33,000	118	Alfa Laval AB	8,021	171
Kone OYJ	2,624	143	FUJIFILM Holdings Corp	48,900	1,770
Kubota Corp	113,000	1,151	Invensys PLC	19,196	103
MAN SE	14,416	1,678	Konica Minolta Holdings Inc	11,000	106
Metso OYJ	243,133	12,983	Siemens AG	65,341	8,399
Mitsubishi Heavy Industries Ltd	50,000	198	Smiths Group PLC	6,590	143
Nabtesco Corp	2,200	52	Wartsila OYJ	1,874	145
Sumitomo Heavy Industries Ltd	13,000	83		$ 10,837
Weir Group PLC/The	5,007	127	Office & Business Equipment - 0.28%
Zardoya Otis SA	3,320	53	Canon Inc	77,700	3,825
	$ 22,473		Neopost SA	755	68
Media - 0.52%			Ricoh Co Ltd	11,000	157
Axel Springer AG	352	56	Seiko Epson Corp	3,100	52
British Sky Broadcasting Group PLC	16,850	203		$ 4,102
Fairfax Media Ltd	50,285	68	Oil & Gas - 8.46%
Fuji Media Holdings Inc	11	17	BG Group PLC	1,273,466	28,574
Gestevision Telecinco SA	3,975	50	BP PLC	918,107	7,215
ITV PLC (a)	833,968	1,036	Cairn Energy PLC (a)	20,693	137
Jupiter Telecommunications Co Ltd	57	58	Caltex Australia Ltd	3,207	43
Kabel Deutschland Holding AG (a)	1,283	65	Cosmo Oil Co Ltd	13,000	42
Lagardere SCA	16,900	751	ENI SpA	173,019	4,097
Metropole Television SA	1,531	37	Idemitsu Kosan Co Ltd	500	53
Modern Times Group AB	21,100	1,466	Inpex Corp	32	206
PagesJaunes Groupe SA	3,683	38	Japan Petroleum Exploration Co	600	24
Pearson PLC	62,729	1,033	JX Holdings Inc	33,120	224
Reed Elsevier NV	11,683	152	Niko Resources Ltd	115,949	11,290
Reed Elsevier PLC	20,633	183	Oil Search Ltd	134,779	896
Sanoma OYJ	1,922	45	OMV AG	3,563	158
Singapore Press Holdings Ltd	36,000	112	Origin Energy Ltd	99,867	1,638
Societe Television Francaise 1	2,788	54	Petroleo Brasileiro SA ADR	398,466	14,636
United Business Media Ltd	70,400	792	Repsol YPF SA	105,169	3,310
Vivendi SA	18,287	523	Royal Dutch Shell PLC - A Shares	243,038	8,562

See accompanying notes

99

Schedule of Investments International Fund I January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)				Real Estate (continued)
Royal Dutch Shell PLC - B Shares	160,300 $	5,586		UOL Group Ltd	11,000 $	41
Santos Ltd	14,213	192		Wheelock & Co Ltd	21,000	86
Seadrill Ltd	5,568	183			$ 20,410
Statoil ASA	469,275	11,404		REITS - 0.38%
Suncor Energy Inc	427,055	17,682		Ascendas Real Estate Investment Trust	35,000	57
Total SA	42,475	2,485		British Land Co PLC	171,638	1,423
Transocean Ltd (a)	38,380	3,041		CapitaMall Trust	52,000	78
Tullow Oil PLC	95,795	2,038		CFS Retail Property Trust	50,249	91
Woodside Petroleum Ltd	10,654	443		Corio NV	1,405	92
	$ 124,159			Dexus Property Group	114,953	95
Oil & Gas Services - 0.36%				Fonciere Des Regions	635	64
Amec PLC	7,864	151		Hammerson PLC	16,809	116
Petrofac Ltd	6,160	154		Japan Real Estate Investment Corp	12	120
Saipem SpA	95,626	4,778		Japan Retail Fund Investment Corp	38	70
Technip SA	1,455	142		Klepierre	2,252	82
	$ 5,225			Land Securities Group PLC	13,952	151
Packaging & Containers - 0.89%				Link REIT/The	52,500	165
Amcor Ltd/Australia	1,750,203	12,026		Nippon Building Fund Inc	12	126
Rexam PLC	185,930	1,017		Nomura Real Estate Office Fund Inc	6	43
Toyo Seikan Kaisha Ltd	3,500	66		Segro PLC	17,615	84
	$ 13,109			Stockland	41,436	149
Pharmaceuticals - 3.76%				Unibail-Rodamco SE	1,669	319
Actelion Ltd (a)	2,422	132		Westfield Group	208,857	2,055
Alfresa Holdings Corp	900	37		Westfield Retail Trust (a)	68,575	181
Astellas Pharma Inc	46,000	1,757			$ 5,561
AstraZeneca PLC	26,650	1,299		Retail - 2.19%
Chugai Pharmaceutical Co Ltd	5,200	96		ABC-Mart Inc	20,000	726
Daiichi Sankyo Co Ltd	11,200	243		Aeon Co Ltd	13,000	163
Dainippon Sumitomo Pharma Co Ltd	3,800	34		Autogrill SpA (a)	2,718	39
Eisai Co Ltd	4,100	142		Carphone Warehouse Group PLC (a)	286,550	1,850
GlaxoSmithKline PLC	232,298	4,195		Cie Financiere Richemont SA	32,980	1,795
Hisamitsu Pharmaceutical Co Inc	1,500	61		FamilyMart Co Ltd	1,400	52
Kyowa Hakko Kirin Co Ltd	6,000	61		Hennes & Mauritz AB	65,574	2,148
Medipal Holdings Corp	3,400	35		Inditex SA	24,021	1,816
Miraca Holdings Inc	1,300	50		Isetan Mitsukoshi Holdings Ltd	8,900	100
Mitsubishi Tanabe Pharma Corp	59,200	946		J Front Retailing Co Ltd	11,000	57
Novartis AG	445,068	24,777		Kingfisher PLC	4,198,168	16,912
Novo Nordisk A/S	64,983	7,316		Lawson Inc	13,200	659
Ono Pharmaceutical Co Ltd	1,900	93		Lifestyle International Holdings Ltd	13,500	34
Orion OYJ	2,208	50		Marks & Spencer Group PLC	27,383	156
Otsuka Holdings Co Ltd	5,900	146		Marui Group Co Ltd	5,200	44
Roche Holding AG	10,390	1,581		McDonald's Holdings Co Japan Ltd	1,500	37
Rohto Pharmaceutical Co Ltd	33,000	379		Nitori Holdings Co Ltd	850	71
Sanofi-Aventis SA	55,972	3,825		PPR	12,390	1,977
Santen Pharmaceutical Co Ltd	1,700	61		Seven & I Holdings Co Ltd	64,300	1,661
Shionogi & Co Ltd	7,100	131		Shimamura Co Ltd	500	45
Shire PLC	146,453	3,864		Swatch Group AG/The - BR	523	210
Suzuken Co Ltd	1,500	43		Swatch Group AG/The - REG	1,031	74
Taisho Pharmaceutical Co	3,000	66		UNY Co Ltd	4,500	44
Takeda Pharmaceutical Co Ltd	12,500	603		USS Co Ltd	520	42
Teva Pharmaceutical Industries Ltd	56,578	3,086		Wesfarmers Ltd	31,945	1,087
Tsumura & Co	1,300	41		Wesfarmers Ltd - PPS	3,608	124
	$ 55,150			Whitbread PLC	4,218	117
Real Estate - 1.39%				Yamada Denki Co Ltd	1,950	132
Aeon Mall Co Ltd	1,900	50			$ 32,172
Cheung Kong Holdings Ltd	20,000	332		Semiconductors - 1.50%
Daito Trust Construction Co Ltd	1,800	126		ARM Holdings PLC	100,927	832
Fraser and Neave Ltd	23,000	115		ASM Pacific Technology Ltd	4,600	55
Hang Lung Group Ltd	19,000	120		ASML Holding NV	51,903	2,176
Hang Lung Properties Ltd	321,000	1,413		Elpida Memory Inc (a)	73,100	1,061
Henderson Land Development Co Ltd	187,000	1,305		Infineon Technologies AG (a)	18,400	197
Hopewell Holdings Ltd	13,500	44		Samsung Electronics Co Ltd	16,671	14,637
IMMOFINANZ AG (a)	23,565	104		Shinko Electric Industries Co Ltd	1,500	17
Lend Lease Group	12,762	113		STMicroelectronics NV	107,438	1,299
Mitsubishi Estate Co Ltd	101,000	1,909		Sumco Corp (a)	2,700	41
Mitsui Fudosan Co Ltd	13,000	265		Tokyo Electron Ltd	26,400	1,726
New World Development Ltd	60,000	115			$ 22,041
Sino Land Co Ltd	61,243	117		Shipbuilding - 0.02%
Sumitomo Realty & Development Co Ltd	5,244	128		Cosco Corp Singapore Ltd	24,000	41
Sun Hung Kai Properties Ltd	831,658	13,976		Mitsui Engineering & Shipbuilding Co Ltd	16,000	44
Tokyu Land Corp	10,000	51		SembCorp Marine Ltd	19,000	81
See accompanying notes			100

Schedule of Investments
International Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Shipbuilding (continued)			Transportation (continued)
Yangzijiang Shipbuilding Holdings Ltd	34,000 $	50	Keio Corp	13,000 $	87
	$ 216		Keisei Electric Railway Co Ltd	6,000	41
Software - 2.41%			Kintetsu Corp	38,000	117
Amadeus IT Holding SA (a)	4,784	101	Koninklijke Vopak NV	1,670	81
Check Point Software Technologies Ltd (a)	303,599	13,525	Kuehne + Nagel International AG	19,199	2,482
Dassault Systemes SA	1,406	110	Mitsui OSK Lines Ltd	19,000	124
Konami Corp	2,200	44	MTR Corp	33,500	123
Oracle Corp Japan	800	37	Neptune Orient Lines Ltd/Singapore	21,000	36
Playtech Ltd	138,349	852	Nippon Express Co Ltd	19,000	80
SAP AG	358,002	20,756	Nippon Yusen KK	223,000	977
Square Enix Holdings Co Ltd	1,400	24	Orient Overseas International Ltd	87,000	877
	$ 35,449		QR National Ltd (a)	40,574	113
Storage & Warehousing - 0.00%			TNT NV	5,565	150
Mitsubishi Logistics Corp	2,000	27	Tokyu Corp	26,000	118
			Toll Holdings Ltd	15,861	93
Telecommunications - 4.87%			West Japan Railway Co	159	607
Bezeq The Israeli Telecommunication Corp Ltd	41,340	110			$ 10,011
BT Group PLC	131,382	370	Water - 0.01%
Cellcom Israel Ltd	1,174	35	Veolia Environnement	5,845	183
Deutsche Telekom AG	41,926	561
Eutelsat Communications	2,353	86	TOTAL COMMON STOCKS		$ 1,426,903
France Telecom SA	31,393	685	PREFERRED STOCKS - 0.03%	Shares Held Value (000's)
Hellenic Telecommunications Organization SA	5,822	60	Automobile Manufacturers - 0.01%
Inmarsat PLC	10,395	113	Bayerische Motoren Werke AG	1,240	65
KDDI Corp	128	720	Porsche Automobil Holding SE	1,486	141
Koninklijke KPN NV	141,149	2,222			$ 206
Millicom International Cellular SA	1,807	171	Consumer Products - 0.02%
Mobistar SA	641	40	Henkel AG & Co KGaA	3,512	214
Nippon Telegraph & Telephone Corp	47,200	2,190
Nokia OYJ	63,811	681	Media - 0.00%
NTT DoCoMo Inc	865	1,546	ProSiebenSat.1 Media AG	1,819	56
Partner Communications Co Ltd	2,024	39
PCCW Ltd	1,838,000	871	TOTAL PREFERRED STOCKS		$ 476
Portugal Telecom SGPS SA	13,842	162		Maturity
SES SA	7,119	171		Amount
Singapore Telecommunications Ltd	367,000	894	REPURCHASE AGREEMENTS - 2.04%	(000's)	Value (000's)
Softbank Corp	79,905	2,747	Banks - 2.04%
StarHub Ltd	14,000	28	Investment in Joint Trading Account; Credit Suisse $ 6,208		$ 6,209
Swisscom AG	9,560	4,217	Repurchase Agreement; 0.21% dated
TalkTalk Telecom Group PLC	856,500	2,216	01/31/11 maturing 02/01/11 (collateralized by
Tele2 AB	7,482	165	US Treasury Notes; $6,332,556; 0.88% -
Telecom Corp of New Zealand Ltd	6,709,277	11,908	5.13%; dated 05/31/11 - 05/15/16)
Telecom Italia SpA	1,216,414	1,728	Investment in Joint Trading Account; Deutsche	8,278	8,278
Telefonaktiebolaget LM Ericsson	163,252	2,013	Bank Repurchase Agreement; 0.21% dated
Telefonica SA	118,500	2,967	01/31/11 maturing 02/01/11 (collateralized by
Telenor ASA	160,335	2,472	Sovereign Agency Issues; $8,443,407; 0.00%
TeliaSonera AB	33,205	273	- 7.13%; dated 02/22/11 - 06/15/38)
Telstra Corp Ltd	243,238	680	Investment in Joint Trading Account; JP Morgan	3,104	3,104
Vodafone Group PLC	10,124,840	28,417	Repurchase Agreement; 0.18% dated
	$ 71,558		01/31/11 maturing 02/01/11 (collateralized by
Textiles - 0.03%			US Treasury Notes; $3,166,278; 0.00%; dated
Kuraray Co Ltd	8,100	114	06/23/11 - 07/21/11)
Nisshinbo Holdings Inc	2,000	22	Investment in Joint Trading Account; Merrill	8,284	8,284
Teijin Ltd	22,000	106	Lynch Repurchase Agreement; 0.21% dated
Toray Industries Inc	26,000	173	01/31/11 maturing 02/01/11 (collateralized by
	$ 415		Sovereign Agency Issues; $8,449,445; 0.00%
Toys, Games & Hobbies - 0.10%			- 8.13%; dated 11/23/11 - 01/15/26)
Namco Bandai Holdings Inc	4,400	48	Investment in Joint Trading Account; Morgan	4,035	4,035
Nintendo Co Ltd	5,300	1,433	Stanley Repurchase Agreement; 0.21% dated
	$ 1,481		01/31/11 maturing 02/01/11 (collateralized by
Transportation - 0.68%			Sovereign Agency Issues; $4,116,161; 0.00%
AP Moller - Maersk A/S - B shares	21	205	- 4.63%; dated 07/27/11 - 01/02/14)
Asciano Ltd (a)	69,510	112			$ 29,910
Central Japan Railway Co	24	203	TOTAL REPURCHASE AGREEMENTS		$ 29,910
ComfortDelGro Corp Ltd	44,000	55	Total Investments		$ 1,457,289
Deutsche Post AG	97,870	1,799	Other Assets in Excess of Liabilities, Net - 0.75%		$ 11,059
East Japan Railway Co	19,300	1,275	TOTAL NET ASSETS - 100.00%		$ 1,468,348
Firstgroup PLC	11,428	69
Hankyu Hanshin Holdings Inc	26,000	120
Kawasaki Kisen Kaisha Ltd	16,000	67	(a) Non-Income Producing Security

See accompanying notes			101

Schedule of Investments International Fund I January 31, 2011 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,467 or 0.44% of net assets.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 181,125
Unrealized Depreciation		(21,477)
Net Unrealized Appreciation (Depreciation)		$ 159,648
Cost for federal income tax purposes		$ 1,297,641
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
Japan		16 .82%
United Kingdom		16 .46%
France		10 .63%
Germany		7 .92%
Switzerland		6 .68%
Australia		5 .22%
Netherlands		4 .48%
Hong Kong		3 .94%
Brazil		2 .90%
Canada		2 .78%
Norway		2 .42%
Korea, Republic Of		2 .38%
Spain		2 .19%
United States		2 .05%
Belgium		1 .70%
China		1 .40%
Italy		1 .35%
Israel		1 .24%
Finland		1 .21%
Sweden		1 .10%
New Zealand		0 .82%
Denmark		0 .74%
Turkey		0 .70%
Singapore		0 .61%
Luxembourg		0 .51%
Ireland		0 .49%
Austria		0 .20%
Guernsey		0 .08%
Virgin Islands, British		0 .06%
Papua New Guinea		0 .06%
Portugal		0 .03%
Greece		0 .03%
Macao		0 .02%
Mexico		0 .01%
Bermuda		0 .01%
Cyprus		0 .01%
Other Assets in Excess of Liabilities, Net		0 .75%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2011	Long	330	$ 27,287	$ 27,938	$ 651
S&P 500 eMini; March 2011	Long	187	11,751	11,990	239
$ 890

All dollar amounts are shown in thousands (000's)

See accompanying notes

102

Schedule of Investments International Growth Fund January 31, 2011 (unaudited)

COMMON STOCKS - 98.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.27%			Distribution & Wholesale - 1.46%
BAE Systems PLC	1,653,414 $	9,057	ITOCHU Corp	692,800 $	7,541
Safran SA	160,090	5,784	Marubeni Corp	789,000	5,940
	$ 14,841		Mitsui & Co Ltd	211,900	3,577
Agriculture - 1.73%				$ 17,058
British American Tobacco PLC	476,209	17,588	Diversified Financial Services - 1.40%
Golden Agri-Resources Ltd - Warrants (a)	895,502	123	Challenger Ltd/AU	492,161	2,255
Imperial Tobacco Group PLC	88,366	2,522	Credit Saison Co Ltd	234,300	4,007
	$ 20,233		ORIX Corp	71,660	7,081
Airlines - 0.79%			Schroders PLC	107,914	3,115
All Nippon Airways Co Ltd	625,000	2,291		$ 16,458
Cathay Pacific Airways Ltd	1,160,000	2,934	Electric - 0.42%
International Consolidated Airlines Group SA (a)	975,114	4,005	CLP Holdings Ltd	613,000	4,975
	$ 9,230
Apparel - 1.18%			Electrical Components & Equipment - 2.32%
Burberry Group PLC	382,232	6,569	Bekaert SA	29,371	2,940
Christian Dior SA	52,643	7,225	Hitachi Ltd	1,620,000	8,863
	$ 13,794		Mitsubishi Electric Corp	1,395,000	15,418
Automobile Manufacturers - 5.66%				$ 27,221
Daihatsu Motor Co Ltd	250,000	4,141	Electronics - 3.35%
Daimler AG	193,443	14,198	Alps Electric Co Ltd	274,700	3,306
Honda Motor Co Ltd	88,300	3,806	Anritsu Corp	403,000	3,413
Nissan Motor Co Ltd	567,100	5,738	Hamamatsu Photonics KK	168,500	6,176
Renault SA (a)	166,333	10,873	Kyocera Corp	98,800	10,307
Scania AB	208,665	4,681	Murata Manufacturing Co Ltd	128,100	9,727
Suzuki Motor Corp	406,700	9,874	Omron Corp	245,600	6,328
Volvo AB - B Shares	751,882	13,032		$ 39,257
	$ 66,343		Engineering & Construction - 0.92%
Automobile Parts & Equipment - 2.43%			ABB Ltd (a)	300,726	7,104
Denso Corp	169,500	6,253	SembCorp Industries Ltd	905,000	3,665
GKN PLC	1,334,314	4,310		$ 10,769
JTEKT Corp	200,600	2,515	Entertainment - 0.34%
Sumitomo Electric Industries Ltd	678,500	9,863	Oriental Land Co Ltd/Japan	43,500	4,005
Valeo SA (a)	94,415	5,534
	$ 28,475		Food - 8.33%
Banks - 6.31%			Aryzta AG	104,727	4,604
Australia & New Zealand Banking Group Ltd	333,923	7,914	Danisco A/S	49,442	6,009
Canadian Imperial Bank of Commerce/Canada	60,617	4,617	George Weston Ltd	32,100	2,273
DBS Group Holdings Ltd	364,000	4,292	Jeronimo Martins SGPS SA	232,797	3,510
HSBC Holdings PLC	2,877,613	31,375	Kesko OYJ	47,224	2,269
Nordea Bank AB	631,644	7,664	Marine Harvest ASA	3,770,839	4,244
Standard Chartered PLC	270,821	7,053	Metro AG	104,534	7,372
Sumitomo Mitsui Financial Group Inc	146,600	4,984	Nestle SA	627,219	33,886
UBS AG (a)	339,575	6,080	Nutreco NV	42,578	3,030
	$ 73,979		Saputo Inc	94,393	3,940
Beverages - 1.13%			Suedzucker AG	112,051	2,992
Anheuser-Busch InBev NV	185,367	10,228	Tesco PLC	676,309	4,360
Diageo PLC	156,834	3,015	Unilever NV	147,291	4,352
	$ 13,243		Unilever PLC	244,177	7,090
Chemicals - 5.27%			Woolworths Ltd	290,001	7,716
Agrium Inc	99,069	8,753		$ 97,647
BASF SE	74,676	5,773	Food Service - 0.51%
Croda International PLC	227,988	5,428	Compass Group PLC	677,053	6,019
Daicel Chemical Industries Ltd	676,000	4,917
Koninklijke DSM NV	88,488	5,238	Forest Products & Paper - 1.00%
Potash Corp of Saskatchewan Inc	105,436	18,679	Stora Enso OYJ	630,644	7,502
Rhodia SA	151,522	4,520	UPM-Kymmene OYJ	207,079	4,263
Yara International ASA	150,956	8,500		$ 11,765
	$ 61,808		Gas - 1.04%
Commercial Services - 0.22%			Centrica PLC	2,381,349	12,194
Atkins WS PLC	236,285	2,601
			Hand & Machine Tools - 0.73%
Computers - 0.47%			Finning International Inc	162,700	4,734
CGI Group Inc (a)	286,292	5,507	Schindler Holding AG - PC	33,877	3,785
				$ 8,519
Consumer Products - 1.18%			Healthcare - Products - 0.71%
Reckitt Benckiser Group PLC	254,966	13,858	Coloplast A/S	32,123	4,670
			Elekta AB	91,025	3,687
Cosmetics & Personal Care - 0.97%				$ 8,357
L'Oreal SA	98,325	11,406

See accompanying notes

103

Schedule of Investments International Growth Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services - 0.61%			Oil & Gas (continued)
Ramsay Health Care Ltd	421,743 $	7,193	Total SA	93,931 $	5,497
				$ 32,055
Holding Companies - Diversified - 0.97%			Oil & Gas Services - 3.26%
Swire Pacific Ltd	288,540	4,564	Amec PLC	214,649	4,122
Wharf Holdings Ltd	893,000	6,791	Calfrac Well Services Ltd	115,705	3,929
	$ 11,355		Petrofac Ltd	152,735	3,825
Home Furnishings - 0.47%			Saipem SpA	199,441	9,965
Sony Corp	160,300	5,516	Subsea 7 SA	286,696	7,002
			Technip SA	47,957	4,659
Insurance - 1.07%			Trican Well Service Ltd	216,220	4,737
Sampo OYJ	228,930	6,750		$ 38,239
Zurich Financial Services	21,346	5,836	Pharmaceuticals - 4.16%
	$ 12,586		AstraZeneca PLC	66,649	3,249
Internet - 0.29%			Novo Nordisk A/S	128,684	14,489
Kakaku.com Inc	601	3,395	Roche Holding AG	90,768	13,809
			Shire PLC	365,413	9,642
Investment Companies - 0.78%			Takeda Pharmaceutical Co Ltd	156,800	7,558
Delek Group Ltd	16,061	3,614		$ 48,747
Investor AB	238,838	5,523	Pipelines - 0.79%
	$ 9,137		Enbridge Inc	160,429	9,302
Iron & Steel - 0.86%
Fortescue Metals Group Ltd (a)	697,496	4,461	Publicly Traded Investment Fund - 0.50%
Kobe Steel Ltd	1,238,000	3,037	iShares MSCI EAFE Growth Index	96,232	5,883
Mount Gibson Iron Ltd (a)	1,232,623	2,610
	$ 10,108		Real Estate - 1.97%
Leisure Products & Services - 0.62%			Brookfield Asset Management Inc	343,685	11,223
Sega Sammy Holdings Inc	361,900	7,257	Daito Trust Construction Co Ltd	89,000	6,251
			Fraser and Neave Ltd	462,000	2,304
Lodging - 0.27%			Henderson Land Development Co Ltd - Warrants	121,200	26
SJM Holdings Ltd	1,853,000	3,116	(a)
			New World Development Ltd	1,714,000	3,274
Machinery - Construction & Mining - 0.79%				$ 23,078
Atlas Copco AB - A Shares	383,232	9,199	REITS - 0.24%
			RioCan Real Estate Investment Trust	119,100	2,761
Machinery - Diversified - 1.52%
IHI Corp	1,594,000	3,618	Retail - 3.55%
Kone OYJ	102,825	5,603	Aeon Co Ltd	487,100	6,129
MAN SE	73,467	8,552	Cie Financiere Richemont SA	186,155	10,133
	$ 17,773		FamilyMart Co Ltd	81,900	3,046
Media - 0.30%			Inditex SA	105,803	8,001
ITV PLC (a)	2,867,141	3,563	K's Holdings Corp	85,400	2,380
			Swatch Group AG/The - BR	19,804	7,945
Mining - 11.83%			Whitbread PLC	143,485	3,984
Anglo American PLC	132,704	6,506		$ 41,618
BHP Billiton Ltd	687,629	30,592	Semiconductors - 1.76%
BHP Billiton PLC	400,241	15,283	Aixtron SE	84,025	3,482
Centerra Gold Inc	117,800	1,890	ARM Holdings PLC	1,525,754	12,570
Iluka Resources Ltd (a)	536,078	4,556	STMicroelectronics NV	375,529	4,542
Inmet Mining Corp	44,361	3,307		$ 20,594
Kinross Gold Corp	562,693	9,351	Shipbuilding - 0.31%
Mitsubishi Materials Corp	1,369,000	4,215	Yangzijiang Shipbuilding Holdings Ltd	2,488,000	3,636
Newcrest Mining Ltd	331,251	12,269
Rio Tinto Ltd	180,626	15,204	Software - 0.80%
Rio Tinto PLC	285,611	19,615	SAP AG	161,493	9,363
Xstrata PLC	716,998	15,880
	$ 138,668		Telecommunications - 0.79%
Miscellaneous Manufacturing - 2.08%			Koninklijke KPN NV	587,345	9,244
IMI PLC	265,559	3,701
Siemens AG	132,039	16,972	Transportation - 3.18%
Wartsila OYJ	48,686	3,762	Canadian National Railway Co	202,303	13,716
	$ 24,435		Central Japan Railway Co	986	8,327
Office & Business Equipment - 0.67%			ComfortDelGro Corp Ltd	1,876,000	2,331
Canon Inc	158,500	7,802	Nippon Yusen KK	933,000	4,086
			Orient Overseas International Ltd	201,500	2,032
Oil & Gas - 2.74%			Songa Offshore SE (a)	455,583	2,509
BG Group PLC	646,170	14,499	Viterra Inc	369,355	4,316
Idemitsu Kosan Co Ltd	25,800	2,719		$ 37,317
Seadrill Ltd	187,650	6,180
Suncor Energy Inc	76,324	3,160

See accompanying notes

104

Schedule of Investments
International Growth Fund
January 31, 2011 (unaudited)

Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Country	Percent
			United Kingdom	20 .88%
Water - 0.57%			Japan	19 .23%
Pennon Group PLC	694,333 $	6,699	Canada	9 .91%
			Switzerland	9 .70%
TOTAL COMMON STOCKS		$ 1,159,201	Australia	8 .08%
PREFERRED STOCKS - 1.12%	Shares Held Value (000's)		Germany	6 .99%
Consumer Products - 0.68%			France	4 .75%
Henkel AG & Co KGaA	130,096	7,915	Sweden	3 .73%
			Finland	2 .56%
Media - 0.44%			Hong Kong	2 .36%
ProSiebenSat.1 Media AG	165,745	5,139	Denmark	2 .15%
			Netherlands	1 .87%
TOTAL PREFERRED STOCKS		$ 13,054	Belgium	1 .12%
	Maturity		Singapore	1 .09%
	Amount		Norway	1 .08%
REPURCHASE AGREEMENTS - 0.56%	(000's)	Value (000's)	United States	1 .06%
Banks - 0.56%			Italy	0 .85%
Investment in Joint Trading Account; Credit Suisse $ 1,369		$ 1,369	Ireland	0 .82%
Repurchase Agreement; 0.21% dated			Spain	0 .68%
01/31/11 maturing 02/01/11 (collateralized by			Bermuda	0 .53%
US Treasury Notes; $1,396,007; 0.88% -			China	0 .31%
5.13%; dated 05/31/11 - 05/15/16)			Israel	0 .31%
Investment in Joint Trading Account; Deutsche	1,825	1,825	Portugal	0 .30%
Bank Repurchase Agreement; 0.21% dated			Cyprus	0 .21%
01/31/11 maturing 02/01/11 (collateralized by			Liabilities in Excess of Other Assets, Net	(0 .57)%
Sovereign Agency Issues; $1,861,342; 0.00%			TOTAL NET ASSETS	100.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	684	684
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $698,003; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	1,826	1,826
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $1,862,673; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	890	890
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $907,404; 0.00% -
4.63%; dated 07/27/11 - 01/02/14)
$ 6,594
TOTAL REPURCHASE AGREEMENTS		$ 6,594
Total Investments		$ 1,178,849
Liabilities in Excess of Other Assets, Net - (0.57)%		$ (6,631)
TOTAL NET ASSETS - 100.00%		$ 1,172,218

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 164,171
Unrealized Depreciation	(7,703)
Net Unrealized Appreciation (Depreciation)	$ 156,468
Cost for federal income tax purposes	$ 1,022,381
All dollar amounts are shown in thousands (000's)

See accompanying notes

105

Schedule of Investments
International Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS - 96.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Banks (continued)
Dentsu Inc	4,400 $	134	Credit Agricole SA	29,989 $	443
Hakuhodo DY Holdings Inc	970	56	Credit Suisse Group AG	29,906	1,335
	$ 190		DBS Group Holdings Ltd	50,919	600
Aerospace & Defense - 3.83%			Deutsche Bank AG	24,725	1,466
BAE Systems PLC	50,257	275	Dexia SA (a)	22,445	94
European Aeronautic Defence and Space Co NV (a)	506,833	14,615	DnB NOR ASA	780,334	10,758
Finmeccanica SpA	528,251	7,137	Erste Group Bank AG	5,018	251
MTU Aero Engines Holding AG	214,002	15,172	Fukuoka Financial Group Inc	32,000	137
Rolls-Royce Group PLC (a)	1,696,217	17,332	Gunma Bank Ltd/The	17,000	98
	$ 54,531		Hachijuni Bank Ltd/The	18,000	103
Agriculture - 3.95%			Hang Seng Bank Ltd	22,600	374
British American Tobacco PLC	449,269	16,593	Hiroshima Bank Ltd/The	22,000	94
Imperial Tobacco Group PLC	384,518	10,976	Hokuhoku Financial Group Inc	52,000	105
KT&G Corp	277,982	14,672	HSBC Holdings PLC	1,182,166	12,922
Philip Morris International Inc	245,200	14,035	HSBC Holdings PLC	1,691,690	18,445
	$ 56,276		Intesa Sanpaolo SpA	241,115	803
Airlines - 0.99%			Intesa Sanpaolo SpA-RSP	38,164	110
Air France-KLM (a)	276,955	5,056	Israel Discount Bank Ltd (a)	20,516	41
Cathay Pacific Airways Ltd	48,000	121	Iyo Bank Ltd/The	10,000	85
International Consolidated Airlines Group SA (a)	6,967	29	Joyo Bank Ltd/The	28,000	124
Singapore Airlines Ltd	772,000	8,955	Mitsubishi UFJ Financial Group Inc	2,543,800	13,212
	$ 14,161		Mizrahi Tefahot Bank Ltd	5,393	51
Apparel - 1.34%			Mizuho Financial Group Inc	653,500	1,262
Billabong International Ltd	985,513	8,005	National Australia Bank Ltd	56,633	1,397
			National Bank of Greece SA (a)	25,975	252
Yue Yuen Industrial Holdings Ltd	3,222,000	11,091
	$ 19,096		Nishi-Nippon City Bank Ltd/The	29,000	90
			Nordea Bank AB	101,241	1,228
Automobile Manufacturers - 2.60%			Oversea-Chinese Banking Corp Ltd	72,846	565
Daimler AG	14,108	1,036
Fiat Industrial SpA (a)	10,953	148	Pohjola Bank PLC	717,710	9,572
			Resona Holdings Inc	13,300	69
Fuji Heavy Industries Ltd	8,000	69	Royal Bank of Scotland Group PLC (a)	472,470	315
Hino Motors Ltd	8,000	45	Sapporo Hokuyo Holdings Inc	14,000	68
Honda Motor Co Ltd	317,900	13,702	Skandinaviska Enskilda Banken AB	1,357,955	12,318
Isuzu Motors Ltd	32,000	151	Societe Generale	19,806	1,279
Nissan Motor Co Ltd	54,000	546
Peugeot SA (a)	6,227	260	Sumitomo Mitsui Financial Group Inc	35,600	1,210
Renault SA (a)	3,908	256	Sumitomo Trust & Banking Co Ltd/The	46,000	277
			Suncorp Group Ltd	34,813	300
Toyota Motor Corp	507,100	20,877	Svenska Handelsbanken AB	14,893	507
	$ 37,090		Swedbank AB	10,231	160
Automobile Parts & Equipment - 1.12%			UBS AG (a)	856,201	15,330
Bridgestone Corp	28,300	544	UniCredit SpA	9,306,231	23,076
Georg Fischer AG (a)	27,209	14,694
			Unione di Banche Italiane SCPA	590,700	6,118
NGK Spark Plug Co Ltd	7,000	109	United Overseas Bank Ltd	653,272	10,158
NOK Corp	2,800	56	Westpac Banking Corp	79,315	1,824
Pirelli & C SpA	6,328	48	Yamaguchi Financial Group Inc	6,000	60
Sumitomo Electric Industries Ltd	10,800	157		$ 220,081
Sumitomo Rubber Industries Ltd	6,900	73	Beverages - 0.05%
Toyota Industries Corp	7,300	232	Coca-Cola West Co Ltd	2,400	44
	$ 15,913		Foster's Group Ltd	52,446	296
Banks - 15.46%			Kirin Holdings Co Ltd	25,000	337
77 Bank Ltd/The	15,000	81	Sapporo Holdings Ltd	3,000	13
Aozora Bank Ltd	22,000	49		$ 690
Australia & New Zealand Banking Group Ltd	85,630	2,029	Building Materials - 0.18%
Banco Bilbao Vizcaya Argentaria SA	113,655	1,394	Asahi Glass Co Ltd	27,000	337
Banco Comercial Portugues SA	114,136	92	Cie de St-Gobain	5,871	339
Banco Espirito Santo SA	23,058	94	CRH PLC	18,796	404
Banco Santander SA	2,310,182	28,286
Banco Santander SA - Rights (a)	250,423	47	Fletcher Building Ltd	12,508	75
			HeidelbergCement AG	3,730	244

Bangkok Bank PCL	1,149,900	5,618	Holcim Ltd	6,512	456
Bank Hapoalim BM (a)	40,582	184	Imerys SA	1,543	102
Bank Leumi Le-Israel BM	48,248	218	JS Group Corp	3,800	83
Bank of Cyprus Public Co Ltd	34,851	148	Lafarge SA	6,569	390
Bank of Yokohama Ltd/The	50,000	251	Nippon Sheet Glass Co Ltd	37,000	96
Barclays PLC	2,930,645	13,726
Bendigo and Adelaide Bank Ltd	14,936	146		$ 2,526
BNP Paribas	206,247	15,394	Chemicals - 6.35%
Chiba Bank Ltd/The	31,000	193	Air Water Inc	6,000	79
Chugoku Bank Ltd/The	7,000	84	Akzo Nobel NV	337,319	21,070
Chuo Mitsui Trust Holdings Inc	41,000	165	Asahi Kasei Corp	39,000	266
Commerzbank AG (a)	10,052	77	BASF SE	31,015	2,398
Commonwealth Bank of Australia	51,820	2,719	Bayer AG	136,852	10,116
			Daicel Chemical Industries Ltd	11,000	80

See accompanying notes

106

Schedule of Investments
International Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Electric (continued)
Denki Kagaku Kogyo KK	21,000 $	103	Kyushu Electric Power Co Inc	11,500 $	259
Givaudan SA	13,291	13,170	National Grid PLC	38,230	339
Kaneka Corp	12,000	84	Public Power Corp SA	5,093	83
Koninklijke DSM NV	4,103	243	RWE AG	12,552	908
Linde AG	100,984	14,744	RWE AG - PFD	1,711	119
Mitsubishi Chemical Holdings Corp	1,244,000	8,670	Scottish & Southern Energy PLC	13,836	257
Mitsubishi Gas Chemical Co Inc	16,000	112	SP AusNet	59,408	52
Mitsui Chemicals Inc	37,000	133	Terna Rete Elettrica Nazionale SpA	54,005	236
Shin-Etsu Chemical Co Ltd	326,800	18,399	Tohoku Electric Power Co Inc	13,300	296
Showa Denko KK	29,000	64	Tokyo Electric Power Co Inc/The	45,000	1,092
Solvay SA	2,427	254		$ 18,712
Sumitomo Chemical Co Ltd	46,000	238	Electrical Components & Equipment - 1.13%
Tokuyama Corp	13,000	68	Hitachi Ltd	87,000	476
Tosoh Corp	22,000	71	Mabuchi Motor Co Ltd	159,600	7,866
	$ 90,362		Toshiba TEC Corp	1,634,200	7,720
Commercial Services - 0.06%				$ 16,062
Atlantia SpA	3,440	78	Electronics - 1.00%
Dai Nippon Printing Co Ltd	23,000	315	NEC Corp	106,000	301
Kamigumi Co Ltd	10,000	84	Omron Corp	2,900	75
Securitas AB	12,815	155	Spectris PLC	543,716	11,770
Toppan Printing Co Ltd	23,000	209	Yokogawa Electric Corp	259,700	2,088
	$ 841			$ 14,234
Computers - 0.62%			Engineering & Construction - 3.25%
Fujitsu Ltd	56,000	349	Aker Solutions ASA	583,439	10,612
Gemalto NV	167,348	8,454	Balfour Beatty PLC	437,746	2,351
Itochu Techno-Solutions Corp	1,200	42	Bouygues SA	6,149	285
Obic Co Ltd	140	27	Eiffage SA	1,658	85
	$ 8,872		Fomento de Construcciones y Contratas SA	2,084	61
Distribution & Wholesale - 2.42%			Fraport AG Frankfurt Airport Services Worldwide	526	37
Hitachi High-Technologies Corp	2,800	69	JGC Corp	550,000	13,452
ITOCHU Corp	1,187,000	12,920	Kinden Corp	5,000	45
Jardine Cycle & Carriage Ltd	690,900	18,466	MAp Group	5,727	17
Marubeni Corp	32,000	241	Obayashi Corp	28,000	134
Mitsubishi Corp	40,000	1,117	Skanska AB	10,623	215
Mitsui & Co Ltd	51,300	866	Taisei Corp	44,000	105
Sojitz Corp	54,900	121	Vinci SA	326,439	18,848
Sumitomo Corp	33,200	478		$ 46,247
Toyota Tsusho Corp	8,700	153	Entertainment - 1.57%
	$ 34,431		OPAP SA	618,584	12,487
Diversified Financial Services - 0.18%			Sankyo Co Ltd	171,600	9,524
ASX Ltd	7,033	263	TABCORP Holdings Ltd	27,860	193
Credit Saison Co Ltd	6,500	111	Tatts Group Ltd	52,467	130
Criteria Caixacorp SA	34,409	237		$ 22,334
Daiwa Securities Group Inc	52,000	257	Food - 1.51%
GAM Holding AG	8,372	149	Ajinomoto Co Inc	27,000	299
Investec PLC	20,040	154	Associated British Foods PLC	9,478	161
Macquarie Group Ltd	9,175	373	Casino Guichard Perrachon SA	20,876	2,039
Mediobanca SpA - Warrants (a),(b)	13,120	—	Dairy Crest Group PLC	769,551	4,790
Mitsubishi UFJ Lease & Finance Co Ltd	2,550	103	Danone	8,599	517
Mizuho Securities Co Ltd	24,000	64	Delhaize Group SA	4,151	327
Nomura Holdings Inc	93,700	571	Goodman Fielder Ltd	56,497	71
ORIX Corp	2,790	276	J Sainsbury PLC	49,622	303
	$ 2,558		Kikkoman Corp	3,000	32
Electric - 1.31%			Metcash Ltd	31,395	132
A2A SpA	48,162	72	Nippon Meat Packers Inc	7,000	93
AGL Energy Ltd	18,422	274	Nisshin Seifun Group Inc	8,000	101
Chubu Electric Power Co Inc	19,800	495	Orkla ASA	31,584	284
Chugoku Electric Power Co Inc/The	12,000	248	Parmalat SpA	3,881,790	12,303
CLP Holdings Ltd	57,000	463	Suedzucker AG	2,712	72
E.ON AG	53,985	1,805		$ 21,524
Electric Power Development Co Ltd	5,000	155	Forest Products & Paper - 0.07%
Enel SpA	197,316	1,114	Nippon Paper Group Inc	4,300	112
Fortum OYJ	12,068	371	OJI Paper Co Ltd	35,000	163
GDF Suez	193,300	7,657	Stora Enso OYJ	23,809	283
Hokkaido Electric Power Co Inc	7,500	156	Svenska Cellulosa AB	15,249	266
Hokuriku Electric Power Co	7,100	173	UPM-Kymmene OYJ	7,450	154
Hongkong Electric Holdings Ltd	40,500	257		$ 978
Iberdrola SA	124,358	1,064	Gas - 2.41%
International Power PLC	40,453	273	Enagas	626,898	13,219
Kansai Electric Power Co Inc/The	20,000	494	Gas Natural SDG SA	13,073	216

See accompanying notes

107

Schedule of Investments
International Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas (continued)			Iron & Steel (continued)
Osaka Gas Co Ltd	81,000 $	306	Nisshin Steel Co Ltd	30,000 $	59
Snam Rete Gas SpA	3,916,743	20,545	OneSteel Ltd	54,498	149
	$ 34,286		ThyssenKrupp AG	8,878	361
Hand & Machine Tools - 0.85%				$ 8,351
Mori Seiki Co Ltd	418,200	4,892	Leisure Products & Services - 0.01%
SMC Corp/Japan	42,100	7,143	Sega Sammy Holdings Inc	8,100	162
	$ 12,035		TUI AG (a)	3,038	42
Healthcare - Products - 0.00%				$ 204
Fresenius SE & Co KGaA	578	50	Lodging - 0.02%
			Accor SA	2,117	97
Healthcare - Services - 0.01%			Crown Ltd	12,028	103
Sonic Healthcare Ltd	15,103	180	Sky City Entertainment Group Ltd	8,238	21
				$ 221
Holding Companies - Diversified - 1.15%			Machinery - Diversified - 1.72%
Hutchison Whampoa Ltd	22,000	258	Amada Co Ltd	819,000	7,150
Industrivarden AB	1,686	28	FANUC Corp	46,600	7,374
Jardine Matheson Holdings Ltd	329,100	15,409	Kawasaki Heavy Industries Ltd	21,000	75
NWS Holdings Ltd	53,000	90	MAN SE	84,864	9,878
Swire Pacific Ltd	22,500	356		$ 24,477
Wharf Holdings Ltd	37,000	281	Media - 1.72%
	$ 16,422		Fairfax Media Ltd	86,636	117
Home Builders - 0.37%			Fuji Media Holdings Inc	20	31
Brookfield Incorporacoes SA	1,001,000	4,612	Gestevision Telecinco SA	3,424	43
Daiwa House Industry Co Ltd	20,000	244	Mediaset SpA	29,378	191
Sekisui Chemical Co Ltd	18,000	138	Metropole Television SA	1,840	45
Sekisui House Ltd	24,000	234	Pearson PLC	25,408	418
	$ 5,228		Reed Elsevier NV	1,685,069	21,915
Insurance - 8.86%			Reed Elsevier PLC	32,305	286
Aegon NV (a)	48,776	361	Sanoma OYJ	3,534	82
Allianz SE	14,165	1,973	Vivendi SA	32,891	940
AMP Ltd	56,291	301	WPP PLC	37,912	469
Aviva PLC	1,957,641	13,922		$ 24,537
AXA SA	648,733	13,729	Metal Fabrication & Hardware - 0.01%
Baloise Holding AG	2,025	208	Maruichi Steel Tube Ltd	1,900	42
Brit Insurance Holdings NV	337,822	5,647	NTN Corp	20,000	109
CNP Assurances	6,523	144		$ 151
Delta Lloyd NV	3,039	77	Mining - 2.24%
Hannover Rueckversicherung AG	2,469	138	Anglo American PLC	245,090	12,016
Helvetia Holding AG	24,596	10,050	Antofagasta PLC	5,649	127
ING Groep NV (a)	1,207,339	13,748	Boliden AB	11,195	234
Legal & General Group PLC	183,604	327	Eurasian Natural Resources Corp PLC	205,812	3,317
Mapfre SA	33,127	113	Mitsubishi Materials Corp	30,000	92
MS&AD Insurance Group Holdings	14,350	342	Mitsui Mining & Smelting Co Ltd	25,000	89
Muenchener Rueckversicherungs AG	127,820	20,074	Orica Ltd	11,131	282
NKSJ Holdings Inc	37,000	253	Rio Tinto PLC	229,939	15,791
Old Mutual PLC	169,927	342		$ 31,948
Prudential PLC	67,410	731	Miscellaneous Manufacturing - 1.11%
QBE Insurance Group Ltd	27,479	481	CSR Ltd	66,538	107
RSA Insurance Group PLC	141,181	308	Siemens AG	122,607	15,759
Sampo OYJ	8,597	253		$ 15,866
SCOR SE	193,729	5,360	Office & Business Equipment - 0.92%
Sony Financial Holdings Inc	4,393	16,270	Canon Inc	264,100	13,000
Standard Life PLC	59,966	220	Seiko Epson Corp	3,500	58
Swiss Life Holding AG (a)	1,235	197
Swiss Reinsurance Co Ltd	10,990	628		$ 13,058
Vienna Insurance Group AG Wiener Versicherung	1,572	85	Oil & Gas - 4.74%
Gruppe			BP PLC	2,398,017	18,843
Zurich Financial Services	72,734	19,887	Caltex Australia Ltd	5,525	74
			Cosmo Oil Co Ltd	25,000	81
	$ 126,169		ENI SpA	420,354	9,952
Investment Companies - 0.04%			Idemitsu Kosan Co Ltd	900	95
Cheung Kong Infrastructure Holdings Ltd	19,000	90	Inpex Corp	57	366
Kinnevik Investment AB	4,767	106	Japan Petroleum Exploration Co	1,200	49
Ratos AB	2,707	102	JX Holdings Inc	59,610	404
Resolution Ltd	59,383	249	OMV AG	6,139	272
	$ 547		Repsol YPF SA	12,641	398
Iron & Steel - 0.59%			Royal Dutch Shell PLC - A Shares	361,030	12,739
APERAM	9,878	405	Royal Dutch Shell PLC - A Shares	94,316	3,323
ArcelorMittal	197,555	7,206	Royal Dutch Shell PLC - B Shares	71,567	2,494
Daido Steel Co Ltd	6,000	38	Seadrill Ltd	21,340	703
Kobe Steel Ltd	54,000	133	Statoil ASA	312,037	7,583

See accompanying notes

108

Schedule of Investments
International Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Total SA	56,112 $	3,283	Rallye SA	202,669 $	9,149
Transocean Ltd (a)	86,400	6,846	UNY Co Ltd	8,200	79
	$ 67,505		Wesfarmers Ltd - PPS	6,218	214
Oil & Gas Services - 0.84%				$ 10,771
Technip SA	123,186	11,968	Semiconductors - 0.71%
			ASML Holding NV	6,178	259
Packaging & Containers - 0.79%			Elpida Memory Inc (a)	8,000	116
Rexam PLC	2,026,758	11,082	STMicroelectronics NV	26,081	316
Toyo Seikan Kaisha Ltd	6,600	124	Tokyo Electron Ltd	144,000	9,414
	$ 11,206			$ 10,105
Pharmaceuticals - 6.18%			Shipbuilding - 1.00%
Alfresa Holdings Corp	1,600	66	Hyundai Heavy Industries Co Ltd	32,929	14,291
Astellas Pharma Inc	12,000	458
AstraZeneca PLC	38,123	1,859	Software - 1.29%
Daiichi Sankyo Co Ltd	20,400	443	Konami Corp	4,000	80
Dainippon Sumitomo Pharma Co Ltd	6,900	62	Sage Group PLC	2,638,678	12,456
Eisai Co Ltd	7,600	263	UBISOFT Entertainment (a)	490,389	5,760
GlaxoSmithKline PLC	137,524	2,483		$ 18,296
Novartis AG	615,336	34,256	Telecommunications - 5.59%
Roche Holding AG	94,564	14,387	Bezeq The Israeli Telecommunication Corp Ltd	71,225	190
Sanofi-Aventis SA	465,742	31,830	BT Group PLC	245,026	690
Taisho Pharmaceutical Co	4,000	89	Cable & Wireless Worldwide PLC	7,056,652	7,997
Takeda Pharmaceutical Co Ltd	22,700	1,094	Deutsche Telekom AG	75,259	1,006
Teva Pharmaceutical Industries Ltd	13,803	753	France Telecom SA	49,223	1,074
	$ 88,043		KDDI Corp	1,875	10,555
Real Estate - 0.16%			Koninklijke KPN NV	14,613	230
Cheung Kong Holdings Ltd	42,000	697	NICE Systems Ltd (a)	2,563	83
Daito Trust Construction Co Ltd	1,100	77	Nippon Telegraph & Telephone Corp	15,400	715
Hang Lung Group Ltd	34,000	215	Nokia OYJ	99,421	1,060
Henderson Land Development Co Ltd	29,000	202	NTT DoCoMo Inc	457	817
Hopewell Holdings Ltd	24,000	78	Partner Communications Co Ltd	3,741	71
IMMOFINANZ AG (a)	20,098	89	PCCW Ltd	164,000	78
Lend Lease Group	21,771	192	Singapore Telecommunications Ltd	235,000	572
New World Development Ltd	104,000	199	StarHub Ltd	26,000	52
Sino Land Co Ltd	107,756	205	Swisscom AG	620	274
Tokyu Land Corp	19,000	98	Telecom Corp of New Zealand Ltd	78,611	140
UOL Group Ltd	12,000	45	Telecom Italia SpA	249,166	354
Wheelock & Co Ltd	38,000	155	Telefonaktiebolaget LM Ericsson	1,053,175	12,985
	$ 2,252		Telefonica SA	129,707	3,247
REITS - 0.27%			Telenor ASA	11,875	183
Ascendas Real Estate Investment Trust	66,000	108	TeliaSonera AB	59,606	490
BGP Holdings PLC (a),(b),(c)	738,711	—	Telstra Corp Ltd	118,320	331
British Land Co PLC	35,989	299	Vodafone Group PLC	12,944,990	36,331
CapitaMall Trust	91,000	136		$ 79,525
Corio NV	2,421	158	Textiles - 0.04%
Dexus Property Group	198,051	164	Kuraray Co Ltd	14,100	198
Gecina SA	761	91	Teijin Ltd	38,000	183
GPT Group	72,146	213	Toray Industries Inc	21,000	140
Hammerson PLC	28,960	199		$ 521
Japan Prime Realty Investment Corp	28	75	Toys, Games & Hobbies - 0.32%
Japan Real Estate Investment Corp	20	200	Namco Bandai Holdings Inc	8,100	89
Japan Retail Fund Investment Corp	43	79	Nintendo Co Ltd	16,600	4,488
Klepierre	3,842	140		$ 4,577
Land Securities Group PLC	24,200	262	Transportation - 2.45%
Nippon Building Fund Inc	13	136	AP Moller - Maersk A/S - A shares	22	207
Nomura Real Estate Office Fund Inc	11	78	AP Moller - Maersk A/S - B shares	39	380
Segro PLC	30,738	147	ComfortDelGro Corp Ltd	77,000	96
Stockland	74,369	267	Deutsche Post AG	761,615	13,999
Unibail-Rodamco SE	1,428	273	Firstgroup PLC	19,690	118
Westfield Group	58,204	573	Kawasaki Kisen Kaisha Ltd	28,000	117
Westfield Retail Trust (a)	116,972	309	Keio Corp	8,000	54
	$ 3,907		Mitsui OSK Lines Ltd	30,000	196
Retail - 0.76%			MTR Corp	31,000	114
Aeon Co Ltd	17,700	223	Neptune Orient Lines Ltd/Singapore	24,000	41
Isetan Mitsukoshi Holdings Ltd	10,100	113	Nippon Express Co Ltd	35,000	148
J Front Retailing Co Ltd	20,000	104	Nippon Yusen KK	63,000	276
Kingfisher PLC	62,703	253	Orient Overseas International Ltd	9,000	91
Marks & Spencer Group PLC	32,951	188	TNT NV	696,873	18,833
Marui Group Co Ltd	9,700	82	West Japan Railway Co	70	267
PPR	2,293	366		$ 34,937

See accompanying notes

109

Schedule of Investments
International Value Fund I
January 31, 2011 (unaudited)

Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Country	Percent
			United Kingdom	17 .68%
Water - 0.02%			Japan	16 .85%
Veolia Environnement	9,261 $	290	France	9 .65%
			Switzerland	9 .28%
TOTAL COMMON STOCKS		$ 1,369,633	Netherlands	8 .72%
PREFERRED STOCKS - 0.02%	Shares Held Value (000's)		Germany	7 .83%
Automobile Manufacturers - 0.02%			Italy	5 .78%
Bayerische Motoren Werke AG	747	39	Spain	3 .40%
Porsche Automobil Holding SE	2,658	253	United States	3 .33%
		$ 292	Singapore	2 .79%
TOTAL PREFERRED STOCKS		$ 292	Hong Kong	2 .17%
	Maturity		Norway	2 .07%
	Amount		Sweden	2 .04%
REPURCHASE AGREEMENTS - 2.34%	(000's)	Value (000's)	Korea, Republic Of	2 .03%
Banks - 2.34%			Australia	1 .52%
Investment in Joint Trading Account; Credit Suisse $ 6,908		$ 6,909	Greece	0 .91%
Repurchase Agreement; 0.21% dated			Finland	0 .83%
01/31/11 maturing 02/01/11 (collateralized by			Luxembourg	0 .54%
US Treasury Notes; $7,046,419; 0.88% -			Thailand	0 .39%
5.13%; dated 05/31/11 - 05/15/16)			Brazil	0 .32%
Investment in Joint Trading Account; Deutsche	9,211	9,211	Israel	0 .10%
Bank Repurchase Agreement; 0.21% dated			Austria	0 .06%
01/31/11 maturing 02/01/11 (collateralized by			Ireland	0 .06%
Sovereign Agency Issues; $9,395,226; 0.00%			Belgium	0 .05%
- 7.13%; dated 02/22/11 - 06/15/38)			Bermuda	0 .05%
Investment in Joint Trading Account; JP Morgan	3,454	3,454	Denmark	0 .04%
Repurchase Agreement; 0.18% dated			Guernsey	0 .02%
01/31/11 maturing 02/01/11 (collateralized by			Portugal	0 .02%
US Treasury Notes; $3,523,210; 0.00%; dated			Cyprus	0 .01%
06/23/11 - 07/21/11)			New Zealand	0 .01%
Investment in Joint Trading Account; Merrill	9,218	9,217	Other Assets in Excess of Liabilities, Net	1 .45%
Lynch Repurchase Agreement; 0.21% dated			TOTAL NET ASSETS	100.00%
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $9,401,943; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	4,490	4,490
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $4,580,172; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
$ 33,281
TOTAL REPURCHASE AGREEMENTS		$ 33,281
Total Investments		$ 1,403,206
Other Assets in Excess of Liabilities, Net - 1.45%		$ 20,646
TOTAL NET ASSETS - 100.00%		$ 1,423,852

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 222,479
Unrealized Depreciation	(17,855)
Net Unrealized Appreciation (Depreciation)	$ 204,624
Cost for federal income tax purposes	$ 1,198,582
All dollar amounts are shown in thousands (000's)

See accompanying notes

110

Schedule of Investments
International Value Fund I
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2011	Long	438 $	35,792	$ 37,081	$ 1,289
S&P 500 eMini; March 2011	Long	247	15,226	15,838	612
					$ 1,901
All dollar amounts are shown in thousands (000's)

See accompanying notes

111

Schedule of Investments
LargeCap Blend Fund II
January 31, 2011 (unaudited)

COMMON STOCKS - 96.26%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.12%			Beverages (continued)
Interpublic Group of Cos Inc (a)	16,762 $	179	Dr Pepper Snapple Group Inc	7,633 $	270
Lamar Advertising Co (a)	3,600	133	Molson Coors Brewing Co	5,420	254
Omnicom Group Inc	21,225	952	PepsiCo Inc	258,653	16,634
	$ 1,264			$ 24,465
Aerospace & Defense - 1.73%			Biotechnology - 1.17%
Boeing Co/The	53,179	3,695	Amgen Inc (a)	49,081	2,704
General Dynamics Corp	16,904	1,275	Biogen Idec Inc (a)	9,784	640
Goodrich Corp	4,659	422	Celgene Corp (a)	134,465	6,929
L-3 Communications Holdings Inc	3,810	298	Genzyme Corp (a)	5,301	389
Lockheed Martin Corp	11,828	942	Gilead Sciences Inc (a)	43,061	1,653
Northrop Grumman Corp	8,985	622	Life Technologies Corp (a)	4,800	260
Orbital Sciences Corp (a)	379,908	6,481		$ 12,575
Raytheon Co	8,704	435	Building Materials - 0.82%
Rockwell Collins Inc	5,182	332	Masco Corp	665,651	8,867
United Technologies Corp	50,300	4,090
	$ 18,592		Chemicals - 1.93%
Agriculture - 1.63%			Air Products & Chemicals Inc	88,576	7,728
Altria Group Inc	72,565	1,706	Airgas Inc	2,507	157
Archer-Daniels-Midland Co	21,770	711	CF Industries Holdings Inc	2,360	319
Lorillard Inc	5,103	384	Dow Chemical Co/The	43,098	1,529
Philip Morris International Inc	251,626	14,403	Eastman Chemical Co	8,605	799
Reynolds American Inc	11,508	366	Ecolab Inc	7,787	387
	$ 17,570		EI du Pont de Nemours & Co	29,542	1,497
Airlines - 0.06%			FMC Corp	2,491	189
Southwest Airlines Co	52,499	622	International Flavors & Fragrances Inc	2,722	155
			LyondellBasell Industries NV (a)	5,600	201
Apparel - 0.30%			Monsanto Co	30,652	2,249
Coach Inc	25,987	1,406	Potash Corp of Saskatchewan Inc	14,925	2,654
Nike Inc	17,092	1,410	PPG Industries Inc	5,468	461
Polo Ralph Lauren Corp	1,979	212	Praxair Inc	15,732	1,464
VF Corp	2,916	241	Sherwin-Williams Co/The	8,434	715
	$ 3,269		Sigma-Aldrich Corp	4,194	267
Automobile Manufacturers - 0.60%				$ 20,771
Ford Motor Co (a)	148,329	2,366	Coal - 0.12%
General Motors Co (a)	100,081	3,652	Alpha Natural Resources Inc (a)	3,900	209
PACCAR Inc	7,219	408	Peabody Energy Corp	17,018	1,080
	$ 6,426			$ 1,289
Automobile Parts & Equipment - 0.95%			Commercial Services - 1.34%
Johnson Controls Inc	265,858	10,206	Apollo Group Inc (a)	4,237	175
			Automatic Data Processing Inc	24,271	1,162
Banks - 8.18%			DeVry Inc	2,130	111
Bank of America Corp	824,349	11,319	Equifax Inc	4,360	156
Bank of New York Mellon Corp/The	53,715	1,678	H&R Block Inc	31,760	398
BB&T Corp	13,780	381	Mastercard Inc	5,770	1,365
Capital One Financial Corp	11,718	564	Moody's Corp	276,580	8,123
CIT Group Inc (a)	3,200	153	Paychex Inc	3,800	122
Citigroup Inc (a)	1,699,971	8,194	Quanta Services Inc (a)	3,700	88
Comerica Inc	113,966	4,353	Robert Half International Inc	5,400	169
Fifth Third Bancorp	67,906	1,010	RR Donnelley & Sons Co	7,076	125
First Horizon National Corp	25,600	290	Total System Services Inc	6,799	118
Goldman Sachs Group Inc/The	27,307	4,468	Visa Inc	19,397	1,355
Huntington Bancshares Inc/OH	29,013	210	Western Union Co/The	47,006	953
JP Morgan Chase & Co	441,624	19,847		$ 14,420
KeyCorp	27,763	247	Computers - 5.39%
M&T Bank Corp	3,954	342	Accenture PLC - Class A	7,100	365
Morgan Stanley	71,493	2,102	Apple Inc (a)	87,938	29,839
Northern Trust Corp	19,540	1,016	Cognizant Technology Solutions Corp (a)	6,045	441
PNC Financial Services Group Inc	29,482	1,769	Computer Sciences Corp	6,400	341
Regions Financial Corp	46,500	330	Dell Inc (a)	93,185	1,227
State Street Corp	28,579	1,335	EMC Corp/Massachusetts (a)	103,067	2,565
SunTrust Banks Inc	5,700	173	Hewlett-Packard Co	119,660	5,467
US Bancorp	103,452	2,793	IBM Corp	101,265	16,405
Wells Fargo & Co	778,675	25,244	Lexmark International Inc (a)	2,690	94
Zions Bancorporation	10,900	257	NetApp Inc (a)	6,905	378
	$ 88,075		SanDisk Corp (a)	7,882	358
Beverages - 2.27%			Teradata Corp (a)	5,306	228
Brown-Forman Corp	3,445	229	Western Digital Corp (a)	7,771	264
Coca-Cola Co/The	106,090	6,668		$ 57,972
Coca-Cola Enterprises Inc	11,282	284	Consumer Products - 0.25%
Constellation Brands Inc (a)	6,584	126	Avery Dennison Corp	3,694	155

See accompanying notes

112

Schedule of Investments
LargeCap Blend Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	8,400 $	518	Thermo Fisher Scientific Inc (a)	18,273 $	1,046
Kimberly-Clark Corp	31,586	2,045	Tyco Electronics Ltd	19,725	715
	$ 2,718		Waters Corp (a)	7,200	550
Cosmetics & Personal Care - 1.99%				$ 7,534
Avon Products Inc	28,300	801	Energy - Alternate Sources - 0.56%
Colgate-Palmolive Co	26,391	2,026	First Solar Inc (a)	39,282	6,072
Estee Lauder Cos Inc/The	3,895	314
Procter & Gamble Co	288,956	18,242	Engineering & Construction - 0.09%
	$ 21,383		Fluor Corp	7,500	519
Distribution & Wholesale - 0.09%			Foster Wheeler AG (a)	4,300	158
Fastenal Co	5,700	331	McDermott International Inc (a)	14,700	306
Genuine Parts Co	7,832	405		$ 983
WW Grainger Inc	2,029	267	Entertainment - 0.01%
	$ 1,003		International Game Technology	8,700	149
Diversified Financial Services - 1.99%
American Express Co	181,906	7,891	Environmental Control - 0.12%
Ameriprise Financial Inc	11,983	738	Republic Services Inc	31,317	966
Charles Schwab Corp/The	355,943	6,425	Waste Management Inc	9,676	366
CME Group Inc	3,918	1,209		$ 1,332
Discover Financial Services	36,017	742	Food - 2.52%
Federated Investors Inc	3,136	85	ConAgra Foods Inc	14,380	321
Franklin Resources Inc	8,523	1,028	General Mills Inc	48,086	1,672
IntercontinentalExchange Inc (a)	3,934	474	Hershey Co/The	5,126	239
Invesco Ltd	38,835	961	HJ Heinz Co	7,905	376
Legg Mason Inc	15,858	525	Hormel Foods Corp	2,236	110
NASDAQ OMX Group Inc/The (a)	5,093	125	Kellogg Co	222,357	11,185
NYSE Euronext	12,700	404	Kraft Foods Inc	67,866	2,075
SLM Corp (a)	24,900	359	Kroger Co/The	26,100	559
T Rowe Price Group Inc	6,517	430	McCormick & Co Inc/MD	193,181	8,538
	$ 21,396		Safeway Inc	12,669	262
Electric - 2.02%			Sara Lee Corp	21,487	365
AES Corp/The (a)	84,900	1,053	Sysco Corp	23,054	672
Allegheny Energy Inc	22,300	575	Tyson Foods Inc	9,642	159
Ameren Corp	8,169	232	Whole Foods Market Inc	12,274	634
American Electric Power Co Inc	16,035	572		$ 27,167
Calpine Corp (a)	27,000	385	Forest Products & Paper - 0.72%
CMS Energy Corp	7,916	154	International Paper Co	254,992	7,364
Consolidated Edison Inc	6,507	325	MeadWestvaco Corp	5,899	169
Constellation Energy Group Inc	29,427	949	Plum Creek Timber Co Inc	5,613	235
Dominion Resources Inc/VA	16,677	726		$ 7,768
DTE Energy Co	5,438	251	Gas - 0.57%
Duke Energy Corp	29,402	526	CenterPoint Energy Inc	60,323	974
Edison International	10,740	390	NiSource Inc	16,507	307
Entergy Corp	18,159	1,311	Sempra Energy	93,696	4,879
Exelon Corp	192,186	8,170		$ 6,160
FirstEnergy Corp	13,000	508	Hand & Machine Tools - 0.03%
Integrys Energy Group Inc	2,633	125	Snap-On Inc	1,929	109
NextEra Energy Inc	18,747	1,002	Stanley Black & Decker Inc	3,400	247
Northeast Utilities	5,766	190		$ 356
NRG Energy Inc (a)	8,631	179
			Healthcare - Products - 2.56%
Pepco Holdings Inc	7,432	138	Baxter International Inc	28,833	1,398
PG&E Corp	8,340	386	Becton Dickinson and Co	4,672	387
Pinnacle West Capital Corp	3,723	152	Boston Scientific Corp (a)	13,200	92
PPL Corp	26,932	695	Covidien PLC	9,525	452
Progress Energy Inc	9,853	443	CR Bard Inc	3,600	340
Public Service Enterprise Group Inc	17,062	553	DENTSPLY International Inc	7,600	270
Southern Co	18,843	709	Edwards Lifesciences Corp (a)	68,024	5,734
TECO Energy Inc	26,426	486	Hospira Inc (a)	9,355	517
Wisconsin Energy Corp	3,937	237	Intuitive Surgical Inc (a)	400	129
Xcel Energy Inc	15,479	365	Johnson & Johnson	217,027	12,972
	$ 21,787		Medtronic Inc	40,828	1,565
Electrical Components & Equipment - 0.34%			Patterson Cos Inc	3,252	107
Emerson Electric Co	58,370	3,437	St Jude Medical Inc (a)	16,248	658
Energizer Holdings Inc (a)	3,200	233	Stryker Corp	26,259	1,512
	$ 3,670		Varian Medical Systems Inc (a)	4,036	273
Electronics - 0.70%			Zimmer Holdings Inc (a)	19,150	1,132
Agilent Technologies Inc (a)	10,400	435		$ 27,538
Dolby Laboratories Inc (a)	75,320	4,497	Healthcare - Services - 0.67%
FLIR Systems Inc	5,249	163	Aetna Inc	13,417	442
Jabil Circuit Inc	6,363	128	CIGNA Corp	20,566	864

See accompanying notes

113

Schedule of Investments
LargeCap Blend Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Construction & Mining (continued)
DaVita Inc (a)	10,604 $	783	Joy Global Inc	3,300 $	288
Humana Inc (a)	6,711	389		$ 2,581
Laboratory Corp of America Holdings (a)	5,406	486	Machinery - Diversified - 0.80%
Quest Diagnostics Inc	4,953	282	Cummins Inc	59,149	6,264
UnitedHealth Group Inc	60,968	2,503	Deere & Co	8,508	773
WellPoint Inc (a)	22,802	1,417	Rockwell Automation Inc	16,065	1,301
	$ 7,166		Roper Industries Inc	3,182	247
Home Builders - 0.72%				$ 8,585
Lennar Corp	7,700	149	Media - 2.98%
Toll Brothers Inc (a)	373,794	7,566	Cablevision Systems Corp	18,067	612
	$ 7,715		CBS Corp	22,316	443
Home Furnishings - 0.05%			Comcast Corp - Class A	128,093	2,914
Harman International Industries Inc	8,400	364	DIRECTV (a)	30,815	1,306
Whirlpool Corp	2,466	211	Discovery Communications Inc - C Shares (a)	13,650	464
	$ 575		Gannett Co Inc	8,145	120
Housewares - 0.02%			McGraw-Hill Cos Inc/The	18,105	706
Newell Rubbermaid Inc	9,575	184	News Corp - Class A	52,828	794
			News Corp - Class B	556,116	9,220
Insurance - 2.46%			Scripps Networks Interactive	3,083	143
ACE Ltd	8,705	536	Time Warner Cable Inc	22,290	1,512
Aflac Inc	18,088	1,041	Time Warner Inc	64,965	2,043
Allstate Corp/The	43,735	1,362	Viacom Inc	13,700	569
Aon Corp	32,445	1,484	Walt Disney Co/The	285,138	11,083
Assurant Inc	4,025	158	Washington Post Co/The	201	86
Berkshire Hathaway Inc - Class A (a)	45	5,509		$ 32,015
Berkshire Hathaway Inc - Class B (a)	76,525	6,256	Metal Fabrication & Hardware - 0.13%
Chubb Corp	21,318	1,235	Precision Castparts Corp	9,746	1,394
Cincinnati Financial Corp	5,609	180
Hartford Financial Services Group Inc	22,923	637	Mining - 1.40%
Lincoln National Corp	5,700	164	Alcoa Inc	23,211	385
Loews Corp	10,500	420	Barrick Gold Corp	7,100	337
Marsh & McLennan Cos Inc	33,598	937	Eldorado Gold Corp	19,900	321
MetLife Inc	74,323	3,401	Freeport-McMoRan Copper & Gold Inc	72,279	7,860
Progressive Corp/The	22,302	442	Newmont Mining Corp	102,805	5,662
Prudential Financial Inc	18,147	1,117	Titanium Metals Corp (a)	3,011	57
Torchmark Corp	2,854	178	Vulcan Materials Co	10,700	455
Travelers Cos Inc/The	20,825	1,172		$ 15,077
Unum Group	10,956	273	Miscellaneous Manufacturing - 4.97%
	$ 26,502		3M Co	96,977	8,526
Internet - 2.81%			Cooper Industries PLC	8,700	533
Akamai Technologies Inc (a)	12,073	583	Danaher Corp	42,350	1,950
Amazon.com Inc (a)	21,703	3,682	Dover Corp	6,140	394
eBay Inc (a)	36,213	1,099	Eaton Corp	52,258	5,642
Expedia Inc	7,267	183	General Electric Co	992,994	19,998
Google Inc (a)	34,679	20,820	Harsco Corp	135,437	4,371
Liberty Media Corp - Interactive (a)	28,500	451	Honeywell International Inc	150,893	8,452
McAfee Inc (a)	20,582	986	Illinois Tool Works Inc	14,553	778
NetFlix Inc (a)	3,358	719	Ingersoll-Rand PLC	20,567	971
Priceline.com Inc (a)	2,589	1,110	ITT Corp	6,029	355
VeriSign Inc	5,781	194	Pall Corp	3,872	215
Yahoo! Inc (a)	27,146	438	Parker Hannifin Corp	3,724	333
	$ 30,265		Textron Inc	16,200	426
Iron & Steel - 0.16%			Tyco International Ltd	11,357	509
Cliffs Natural Resources Inc	9,115	779		$ 53,453
Nucor Corp	10,400	477	Office & Business Equipment - 0.07%
United States Steel Corp	8,800	508	Pitney Bowes Inc	7,141	173
	$ 1,764		Xerox Corp	56,467	600
Leisure Products & Services - 0.55%				$ 773
Carnival Corp	23,675	1,059	Oil & Gas - 9.13%
Harley-Davidson Inc	122,799	4,869	Anadarko Petroleum Corp	14,584	1,124
	$ 5,928		Apache Corp	68,743	8,205
Lodging - 0.18%			Chesapeake Energy Corp	15,918	470
Las Vegas Sands Corp (a)	9,400	437	Chevron Corp	100,519	9,543
Marriott International Inc/DE	19,239	759	Cimarex Energy Co	300	31
Starwood Hotels & Resorts Worldwide Inc	6,200	366	ConocoPhillips	57,816	4,131
Wyndham Worldwide Corp	6,157	173	Denbury Resources Inc (a)	13,434	273
Wynn Resorts Ltd	1,200	140	Devon Energy Corp	20,605	1,827
	$ 1,875		Diamond Offshore Drilling Inc	70,687	5,069
Machinery - Construction & Mining - 0.24%			EOG Resources Inc	11,710	1,246
Caterpillar Inc	23,642	2,293	EQT Corp	6,900	333

See accompanying notes

114

Schedule of Investments LargeCap Blend Fund II January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Exxon Mobil Corp	427,631 $	34,501	Public Storage Inc	8,115 $	884
Helmerich & Payne Inc	3,636	214	Simon Property Group Inc	17,577	1,783
Hess Corp	16,363	1,377	Ventas Inc	5,165	286
Marathon Oil Corp	16,675	762	Vornado Realty Trust	12,687	1,118
Murphy Oil Corp	19,956	1,323	Weyerhaeuser Co	42,585	987
Nabors Industries Ltd (a)	9,766	238		$ 8,331
Newfield Exploration Co (a)	123,852	9,062	Retail - 4.90%
Noble Corp	7,600	291	AutoZone Inc (a)	4,006	1,016
Noble Energy Inc	3,985	363	Bed Bath & Beyond Inc (a)	30,236	1,451
Occidental Petroleum Corp	33,913	3,279	Best Buy Co Inc	11,489	391
Petroleo Brasileiro SA ADR	124,680	4,580	Big Lots Inc (a)	2,846	90
Pioneer Natural Resources Co	3,901	371	CarMax Inc (a)	3,400	111
QEP Resources Inc	6,600	268	Costco Wholesale Corp	10,257	737
Range Resources Corp	9,800	489	CVS Caremark Corp	64,629	2,210
Rowan Cos Inc (a)	3,920	134	Darden Restaurants Inc	4,813	227
Southwestern Energy Co (a)	8,500	336	Family Dollar Stores Inc	4,180	178
Suncor Energy Inc	15,300	635	GameStop Corp (a)	5,037	106
Sunoco Inc	4,103	174	Gap Inc/The	41,476	799
Total SA ADR	112,745	6,626	Home Depot Inc	73,527	2,704
Valero Energy Corp	37,681	956	Kohl's Corp (a)	32,119	1,631
	$ 98,231		Lowe's Cos Inc	105,324	2,612
Oil & Gas Services - 2.68%			Ltd Brands Inc	8,816	258
Baker Hughes Inc	29,824	2,043	Macy's Inc	42,176	976
FMC Technologies Inc (a)	11,100	1,044	McDonald's Corp	51,842	3,820
Halliburton Co	160,194	7,209	Nordstrom Inc	5,448	224
National Oilwell Varco Inc	162,726	12,025	O'Reilly Automotive Inc (a)	4,722	268
Schlumberger Ltd	72,664	6,466	RadioShack Corp	4,316	65
	$ 28,787		Ross Stores Inc	13,483	879
Packaging & Containers - 0.05%			Staples Inc	458,070	10,219
Ball Corp	3,244	231	Starbucks Corp	49,166	1,551
Bemis Co Inc	3,727	121	Target Corp	33,938	1,861
Sealed Air Corp	5,478	146	Tiffany & Co	4,290	249
	$ 498		Tim Hortons Inc	2,100	86
Pharmaceuticals - 5.13%			TJX Cos Inc	9,469	449
Abbott Laboratories	65,735	2,969	Walgreen Co	43,133	1,744
Allergan Inc/United States	13,492	952	Wal-Mart Stores Inc	232,706	13,048
AmerisourceBergen Corp	339,804	12,186	Yum! Brands Inc	60,335	2,821
Bristol-Myers Squibb Co	351,957	8,862		$ 52,781
Cardinal Health Inc	11,514	478	Savings & Loans - 0.03%
Cephalon Inc (a)	5,627	332	Hudson City Bancorp Inc	16,301	179
Eli Lilly & Co	40,237	1,399	People's United Financial Inc	12,907	167
Express Scripts Inc (a)	30,093	1,695		$ 346
Forest Laboratories Inc (a)	9,968	322	Semiconductors - 3.24%
GlaxoSmithKline PLC ADR	93,959	3,414	Advanced Micro Devices Inc (a)	19,566	153
McKesson Corp	17,564	1,320	Altera Corp	10,505	395
Medco Health Solutions Inc (a)	20,775	1,268	Analog Devices Inc	9,410	365
Merck & Co Inc	140,098	4,647	Applied Materials Inc	98,205	1,541
Novartis AG ADR	150,503	8,407	ASML Holding NV	269,020	11,301
Pfizer Inc	369,012	6,723	Broadcom Corp	9,153	413
Watson Pharmaceuticals Inc (a)	4,147	226	Intel Corp	291,031	6,245
	$ 55,200		Linear Technology Corp	7,583	264
Pipelines - 0.35%			LSI Corp (a)	21,638	134
El Paso Corp	70,477	1,119	Marvell Technology Group Ltd (a)	12,400	236
Oneok Inc	3,584	211	MEMC Electronic Materials Inc (a)	4,900	54
Spectra Energy Corp	47,835	1,255	Micron Technology Inc (a)	84,739	894
Williams Cos Inc	42,129	1,137	National Semiconductor Corp	55,517	841
	$ 3,722		Novellus Systems Inc (a)	3,099	112
Real Estate - 0.04%			QLogic Corp (a)	4,078	73
CB Richard Ellis Group Inc (a)	18,710	415	Teradyne Inc (a)	5,842	97
			Texas Instruments Inc	250,187	8,484
REITS - 0.77%			Xilinx Inc	99,977	3,219
Apartment Investment & Management Co	4,165	106		$ 34,821
AvalonBay Communities Inc	3,889	451	Software - 3.79%
Boston Properties Inc	4,580	432	Adobe Systems Inc (a)	44,448	1,469
Equity Residential	6,248	339	Autodesk Inc (a)	238,419	9,699
HCP Inc	12,247	454	BMC Software Inc (a)	6,020	287
Health Care REIT Inc	4,467	219	CA Inc	68,827	1,638
Host Hotels & Resorts Inc	21,530	399	Check Point Software Technologies Ltd (a)	2,400	107
Kimco Realty Corp	35,198	637	Citrix Systems Inc (a)	6,364	402
ProLogis	15,800	236	Compuware Corp (a)	7,598	81
			Electronic Arts Inc (a)	10,800	168

See accompanying notes

115

Schedule of Investments LargeCap Blend Fund II January 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Maturity
Software (continued)				Amount
Fidelity National Information Services Inc	7,500 $	228	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Fiserv Inc (a)	5,600	346	Banks (continued)
Intuit Inc (a)	9,521	447	Investment in Joint Trading Account; Merrill	$ 9,893	$ 9,893
Microsoft Corp	655,829	18,183	Lynch Repurchase Agreement; 0.21% dated
Oracle Corp	210,572	6,745	01/31/11 maturing 02/01/11 (collateralized by
Red Hat Inc (a)	17,431	721	Sovereign Agency Issues; $10,090,996;
Salesforce.com Inc (a)	2,347	303	0.00% - 8.13%; dated 11/23/11 - 01/15/26)
		$ 40,824	Investment in Joint Trading Account; Morgan	4,819	4,819
Telecommunications - 4.64%			Stanley Repurchase Agreement; 0.21% dated
American Tower Corp (a)	110,557	5,623	01/31/11 maturing 02/01/11 (collateralized by
AT&T Inc	329,536	9,068	Sovereign Agency Issues; $4,915,845; 0.00%
CenturyLink Inc	9,695	419	- 4.63%; dated 07/27/11 - 01/02/14)
Cisco Systems Inc (a)	225,466	4,769			$ 35,720
Corning Inc	89,379	1,985	TOTAL REPURCHASE AGREEMENTS		$ 35,720
Crown Castle International Corp (a)	19,100	805	Total Investments		$ 1,071,883
Frontier Communications Corp	31,980	293	Other Assets in Excess of Liabilities, Net - 0.42%		$ 4,541
Harris Corp	4,312	201	TOTAL NET ASSETS - 100.00%		$ 1,076,424
JDS Uniphase Corp (a)	30,400	516
Juniper Networks Inc (a)	229,061	8,503
Motorola Mobility Holdings Inc (a)	7,825	218	(a) Non-Income Producing Security
Motorola Solutions Inc (a)	16,623	644
NII Holdings Inc (a)	4,200	176
Qualcomm Inc	77,048	4,171	Unrealized Appreciation (Depreciation)
Qwest Communications International Inc	58,585	418	The net federal income tax unrealized appreciation (depreciation) and federal tax
Sprint Nextel Corp (a)	162,100	733
			cost of investments held as of the period end were as follows:
Tellabs Inc	13,314	71
Verizon Communications Inc	312,953	11,147	Unrealized Appreciation		$ 137,508
Windstream Corp	15,061	193	Unrealized Depreciation		(22,874)
		$ 49,953	Net Unrealized Appreciation (Depreciation)		$ 114,634
Textiles - 0.03%			Cost for federal income tax purposes		$ 957,249
Cintas Corp	12,732	357	All dollar amounts are shown in thousands (000's)

Toys, Games & Hobbies - 0.08%			Portfolio Summary (unaudited)
Hasbro Inc	4,034	178	Sector		Percent
Mattel Inc	29,387	696	Consumer, Non-cyclical		19 .53%
		$ 874	Financial		16 .79%
Transportation - 2.02%			Energy		12 .84%
CH Robinson Worldwide Inc	4,900	378	Technology		12 .49%
CSX Corp	25,163	1,777	Industrial		12 .04%
Expeditors International of Washington Inc	5,700	289	Communications		10 .55%
FedEx Corp	12,706	1,147	Consumer, Cyclical		8 .54%
Norfolk Southern Corp	126,354	7,731	Basic Materials		4 .21%
Ryder System Inc	5,800	279	Utilities		2 .59%
Union Pacific Corp	27,516	2,604	Other Assets in Excess of Liabilities, Net		0 .42%
United Parcel Service Inc	105,654	7,567	TOTAL NET ASSETS		100.00%
		$ 21,772
TOTAL COMMON STOCKS		$ 1,036,163
	Maturity
	Amount
REPURCHASE AGREEMENTS - 3.32%	(000's)	Value (000's)
Banks - 3.32%
Investment in Joint Trading Account; Credit Suisse $	7,415	$ 7,414
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $7,562,839; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	9,886	9,886
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $10,083,785;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	3,707	3,708
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $3,781,419; 0.00%; dated
06/23/11 - 07/21/11)

See accompanying notes

116

Schedule of Investments
LargeCap Blend Fund II
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; March 2011	Long	629 $	39,564	$ 40,331	$ 767
					$ 767
All dollar amounts are shown in thousands (000's)

See accompanying notes

117

Schedule of Investments LargeCap Growth Fund January 31, 2011 (unaudited)

COMMON STOCKS - 97.27%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Apparel - 0.91%			Oil & Gas Services - 1.73%
Nike Inc	273,000 $	22,517	National Oilwell Varco Inc	577,000 $	42,640

Automobile Manufacturers - 4.16%			Pharmaceuticals - 3.78%
Ford Motor Co (a)	5,068,988	80,850	Allergan Inc/United States	382,000	26,973
General Motors Co (a)	601,000	21,931	Bristol-Myers Squibb Co	1,036,000	26,086
	$ 102,781		Watson Pharmaceuticals Inc (a)	739,336	40,309
Banks - 6.50%					$ 93,368
Fifth Third Bancorp	3,237,321	48,139	Retail - 6.32%
Goldman Sachs Group Inc/The	310,328	50,776	Bed Bath & Beyond Inc (a)	1,005,000	48,240
Wells Fargo & Co	1,900,000	61,598	Home Depot Inc	1,555,000	57,177
	$ 160,513		Starbucks Corp	1,611,000	50,795
Beverages - 2.37%					$ 156,212
Coca-Cola Co/The	930,000	58,450	Semiconductors - 3.14%
			Broadcom Corp	1,722,000	77,645
Biotechnology - 4.40%
Amgen Inc (a)	680,900	37,504	Software - 5.53%
Celgene Corp (a)	718,000	36,998	Intuit Inc (a)	496,000	23,277
Illumina Inc (a)	494,601	34,296	Oracle Corp	1,955,000	62,619
	$ 108,798		Red Hat Inc (a)	656,000	27,106
Chemicals - 3.15%			Salesforce.com Inc (a)	184,000	23,762
Monsanto Co	483,000	35,443			$ 136,764
Potash Corp of Saskatchewan Inc	239,000	42,489	Telecommunications - 3.92%
	$ 77,932		Juniper Networks Inc (a)	866,000	32,146
Commercial Services - 3.76%			Qualcomm Inc	1,197,000	64,793
Mastercard Inc	206,481	48,835			$ 96,939
Visa Inc	632,532	44,182	Transportation - 1.57%
	$ 93,017		FedEx Corp	428,000	38,657
Computers - 12.29%
Accenture PLC - Class A	502,000	25,838	TOTAL COMMON STOCKS		$ 2,404,072
Apple Inc (a)	360,807	122,429		Maturity
Cognizant Technology Solutions Corp (a)	834,035	60,843		Amount
NetApp Inc (a)	938,388	51,358	REPURCHASE AGREEMENTS - 2.51%	(000's)	Value (000's)
Riverbed Technology Inc (a)	323,000	11,586	Banks - 2.51%
SanDisk Corp (a)	700,000	31,759	Investment in Joint Trading Account; Credit Suisse $	12,871	$ 12,871
	$ 303,813		Repurchase Agreement; 0.21% dated
Cosmetics & Personal Care - 4.52%			01/31/11 maturing 02/01/11 (collateralized by
Estee Lauder Cos Inc/The	631,891	50,867	US Treasury Notes; $13,128,663; 0.88% -
Procter & Gamble Co	965,000	60,921	5.13%; dated 05/31/11 - 05/15/16)
	$ 111,788		Investment in Joint Trading Account; Deutsche	17,162	17,162
Diversified Financial Services - 2.33%			Bank Repurchase Agreement; 0.21% dated
American Express Co	1,327,000	57,565	01/31/11 maturing 02/01/11 (collateralized by
			Sovereign Agency Issues; $17,504,883;
Electronics - 3.73%			0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Agilent Technologies Inc (a)	985,000	41,203	Investment in Joint Trading Account; JP Morgan	6,436	6,436
Thermo Fisher Scientific Inc (a)	889,491	50,941	Repurchase Agreement; 0.18% dated
	$ 92,144		01/31/11 maturing 02/01/11 (collateralized by
Food - 2.38%			US Treasury Notes; $6,564,331; 0.00%; dated
Whole Foods Market Inc	1,137,000	58,794	06/23/11 - 07/21/11)
			Investment in Joint Trading Account; Merrill	17,174	17,174
Internet - 10.10%			Lynch Repurchase Agreement; 0.21% dated
Amazon.com Inc (a)	393,600	66,770	01/31/11 maturing 02/01/11 (collateralized by
F5 Networks Inc (a)	400,000	43,352	Sovereign Agency Issues; $17,517,399;
Google Inc (a)	110,390	66,274	0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Priceline.com Inc (a)	171,000	73,277	Investment in Joint Trading Account; Morgan	8,366	8,366
	$ 249,673		Stanley Repurchase Agreement; 0.21% dated
Lodging - 3.75%			01/31/11 maturing 02/01/11 (collateralized by
Las Vegas Sands Corp (a)	1,409,000	65,505	Sovereign Agency Issues; $8,533,631; 0.00%
Starwood Hotels & Resorts Worldwide Inc	461,000	27,185	- 4.63%; dated 07/27/11 - 01/02/14)
	$ 92,690				$ 62,009
Machinery - Construction & Mining - 3.17%			TOTAL REPURCHASE AGREEMENTS		$ 62,009
Caterpillar Inc	808,000	78,384	Total Investments		$ 2,466,081
			Other Assets in Excess of Liabilities, Net - 0.22%		$ 5,364
Machinery - Diversified - 2.77%			TOTAL NET ASSETS - 100.00%		$ 2,471,445
Deere & Co	753,784	68,519

Oil & Gas - 0.99%			(a) Non-Income Producing Security
Apache Corp	205,000	24,469

See accompanying notes

118

Schedule of Investments LargeCap Growth Fund January 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 653,879
Unrealized Depreciation	(24,419)
Net Unrealized Appreciation (Depreciation)	$ 629,460
Cost for federal income tax purposes	$ 1,836,621
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	21 .21%
Technology	20 .96%
Consumer, Cyclical	15 .14%
Communications	14 .02%
Financial	11 .34%
Industrial	11 .24%
Basic Materials	3 .15%
Energy	2 .72%
Other Assets in Excess of Liabilities, Net	0 .22%
TOTAL NET ASSETS	100.00%

See accompanying notes

119

Schedule of Investments
LargeCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS - 96.06%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Chemicals (continued)
Interpublic Group of Cos Inc (a)	60,892 $	651	Ashland Inc	755 $	44
Omnicom Group Inc	21,061	945	Celanese Corp	20,194	838
	$ 1,596		CF Industries Holdings Inc	6,410	866
Aerospace & Defense - 0.77%			Eastman Chemical Co	1,831	170
Alliant Techsystems Inc	3,732	283	Ecolab Inc	20,175	1,003
Boeing Co/The	224,372	15,589	EI du Pont de Nemours & Co	27,022	1,369
Goodrich Corp	4,579	415	FMC Corp	6,398	487
Lockheed Martin Corp	20,603	1,640	International Flavors & Fragrances Inc	10,238	584
Rockwell Collins Inc	10,654	683	Lubrizol Corp	8,785	944
United Technologies Corp	72,506	5,895	Monsanto Co	40,380	2,963
	$ 24,505		Mosaic Co/The	11,729	951
Agriculture - 0.31%			Potash Corp of Saskatchewan Inc	39,000	6,933
Altria Group Inc	89,870	2,113	PPG Industries Inc	3,204	270
Philip Morris International Inc	137,508	7,871	Praxair Inc	330,068	30,709
	$ 9,984		RPM International Inc	8,175	192
Airlines - 0.06%			Sherwin-Williams Co/The	7,318	620
Copa Holdings SA	2,514	141	Sigma-Aldrich Corp	14,417	918
Delta Air Lines Inc (a)	66,386	775	Valspar Corp	1,292	48
Southwest Airlines Co	12,362	146		$ 52,590
United Continental Holdings Inc (a)	35,102	892	Coal - 0.43%
	$ 1,954		Alpha Natural Resources Inc (a)	1,832	98
Apparel - 1.36%			Arch Coal Inc	14,193	486
Coach Inc	736,059	39,814	Peabody Energy Corp	194,000	12,304
Hanesbrands Inc (a)	12,303	283	Walter Energy Inc	5,428	707
Nike Inc	30,218	2,492		$ 13,595
Polo Ralph Lauren Corp	7,198	771	Commercial Services - 3.49%
			Apollo Group Inc (a)	16,024	661
	$ 43,360
Automobile Manufacturers - 0.48%			Automatic Data Processing Inc	36,942	1,769
Ford Motor Co (a)	278,527	4,442	Career Education Corp (a)	8,241	185
General Motors Co (a)	229,300	8,367	Corrections Corp of America (a)	2,563	64
Navistar International Corp (a)	8,698	564	DeVry Inc	8,025	418
Oshkosh Corp (a)	10,988	417	Emergency Medical Services Corp (a)	3,662	247
			FTI Consulting Inc (a)	4,579	167
PACCAR Inc	27,009	1,526	Gartner Inc (a)	9,282	329
	$ 15,316		Genpact Ltd (a)	1,760,473	26,636
Automobile Parts & Equipment - 0.10%
Autoliv Inc	3,662	281	H&R Block Inc	16,941	212
BorgWarner Inc (a)	8,053	543	Hillenbrand Inc	7,783	168
			ITT Educational Services Inc (a)	4,025	265
Johnson Controls Inc	46,911	1,801	KAR Auction Services Inc (a)	2,247	33
Lear Corp	1,701	180
TRW Automotive Holdings Corp (a)	6,409	382	Lender Processing Services Inc	12,323	391
	$ 3,187		Mastercard Inc	262,484	62,080
			Moody's Corp	26,414	776
Banks - 2.81%			Paychex Inc	24,101	771
Bank of Hawaii Corp	1,903	89	Pharmaceutical Product Development Inc	12,854	375
Bank of New York Mellon Corp/The	1,063,019	33,198	RR Donnelley & Sons Co	1,374	24
JP Morgan Chase & Co	703,663	31,623	SEI Investments Co	19,255	446
Morgan Stanley	35,616	1,047	Strayer Education Inc	1,697	204
Northern Trust Corp	12,418	646	Verisk Analytics Inc (a)	13,122	444
Wells Fargo & Co	712,876	23,111	Visa Inc	195,207	13,636
	$ 89,714		Weight Watchers International Inc	4,120	160
Beverages - 1.02%			Western Union Co/The	57,990	1,176
Coca-Cola Co/The	138,571	8,709		$ 111,637
Coca-Cola Enterprises Inc	24,652	620	Computers - 11.51%
Dr Pepper Snapple Group Inc	9,156	325	Accenture PLC - Class A	1,333,148	68,617
PepsiCo Inc	357,289	22,977	Apple Inc (a)	483,350	164,011
	$ 32,631		Cognizant Technology Solutions Corp (a)	533,589	38,925
Biotechnology - 1.24%			Dell Inc (a)	154,883	2,038
Celgene Corp (a)	336,295	17,329
Genzyme Corp (a)	15,035	1,103	Diebold Inc	1,832	56
			DST Systems Inc	4,320	205
Gilead Sciences Inc (a)	70,333	2,699	EMC Corp/Massachusetts (a)	872,102	21,706
Human Genome Sciences Inc (a)	237,800	5,769
Illumina Inc (a)	92,121	6,388	Hewlett-Packard Co	213,608	9,760
(a)			IBM Corp	110,633	17,923
Life Technologies Corp	16,309	885	MICROS Systems Inc (a)	9,917	454
Myriad Genetics Inc (a)	12,418	248	NCR Corp (a)	20,224	332
Talecris Biotherapeutics Holdings Corp (a)	6,598	162	NetApp Inc (a)	764,002	41,814
Vertex Pharmaceuticals Inc (a)	132,200	5,141	SanDisk Corp (a)	20,501	930
	$ 39,724		Seagate Technology PLC (a)	45,264	634
Chemicals - 1.65%			Synopsys Inc (a)	1,194	32
Air Products & Chemicals Inc	15,750	1,374	Western Digital Corp (a)	6,410	218
Airgas Inc	10,603	664		$ 367,655
Albemarle Corp	11,446	643

See accompanying notes

120

Schedule of Investments
LargeCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.12%			Environmental Control (continued)
Avery Dennison Corp	916 $	39	Republic Services Inc	12,341 $	381
Church & Dwight Co Inc	9,120	628	Stericycle Inc (a)	456,767	35,852
Clorox Co	9,819	617	Waste Connections Inc	11,859	343
Kimberly-Clark Corp	28,912	1,871		$ 37,074
Scotts Miracle-Gro Co/The	5,759	298	Food - 0.16%
Tupperware Brands Corp	7,783	356	ConAgra Foods Inc	5,494	123
	$ 3,809		General Mills Inc	29,144	1,014
Cosmetics & Personal Care - 0.54%			HJ Heinz Co	16,685	792
Alberto-Culver Co	2,408	90	Kellogg Co	20,317	1,022
Avon Products Inc	31,938	904	Sysco Corp	44,131	1,286
Colgate-Palmolive Co	36,879	2,831	Whole Foods Market Inc	18,021	932
Estee Lauder Cos Inc/The	9,571	771		$ 5,169
Procter & Gamble Co	198,403	12,525	Forest Products & Paper - 0.03%
	$ 17,121		International Paper Co	29,301	846
Distribution & Wholesale - 0.42%			Rayonier Inc	2,903	172
Fastenal Co	201,904	11,723		$ 1,018
Fossil Inc (a)	6,409	455	Hand & Machine Tools - 0.01%
LKQ Corp (a)	17,402	421	Regal-Beloit Corp	4,120	275
WESCO International Inc (a)	1,737	97
WW Grainger Inc	4,985	655	Healthcare - Products - 3.93%
	$ 13,351		Alcon Inc	5,758	938
Diversified Financial Services - 2.68%			Baxter International Inc	41,672	2,021
Affiliated Managers Group Inc (a)	6,582	670	Becton Dickinson and Co	19,375	1,607
American Express Co	88,536	3,841	CareFusion Corp (a)	5,036	130
Ameriprise Financial Inc	6,409	395	Cooper Cos Inc/The	1,117	64
BlackRock Inc	4,092	810	Covidien PLC	41,663	1,978
Charles Schwab Corp/The	2,104,067	37,979	CR Bard Inc	7,784	734
Eaton Vance Corp	15,034	455	DENTSPLY International Inc	19,157	680
Federated Investors Inc	7,326	198	Edwards Lifesciences Corp (a)	88,411	7,452
Franklin Resources Inc	240,911	29,066	Gen-Probe Inc (a)	6,124	385
IntercontinentalExchange Inc (a)	81,309	9,797	Henry Schein Inc (a)	11,761	772
Invesco Ltd	18,258	452	Hill-Rom Holdings Inc	6,409	259
NASDAQ OMX Group Inc/The (a)	1,832	45	Hospira Inc (a)	13,555	749
T Rowe Price Group Inc	21,913	1,444	IDEXX Laboratories Inc (a)	482,028	34,561
Waddell & Reed Financial Inc	11,100	401	Intuitive Surgical Inc (a)	150,752	48,679
	$ 85,553		Johnson & Johnson	34,339	2,052
Electric - 0.02%			Kinetic Concepts Inc (a)	458	21
Calpine Corp (a)	20,144	287	Medtronic Inc	70,668	2,708
ITC Holdings Corp	5,495	361	Patterson Cos Inc	13,147	435
	$ 648		ResMed Inc (a)	19,260	607
Electrical Components & Equipment - 0.82%			St Jude Medical Inc (a)	27,570	1,117
AMETEK Inc	20,531	837	Stryker Corp	288,561	16,609
Emerson Electric Co	427,069	25,146	Teleflex Inc	799	46
Hubbell Inc	3,204	196	Thoratec Corp (a)	7,325	173
			Varian Medical Systems Inc (a)	10,260	693
	$ 26,179
Electronics - 2.02%				$ 125,470
Agilent Technologies Inc (a)	29,045	1,215	Healthcare - Services - 2.77%
Amphenol Corp	721,523	39,929	Community Health Systems Inc (a)	8,463	297
AVX Corp	1,356	21	Covance Inc (a)	881,578	49,703
FLIR Systems Inc	19,477	605	DaVita Inc (a)	489,186	36,126
Garmin Ltd	916	28	Health Management Associates Inc (a)	31,809	290
Itron Inc (a)	4,819	280	Laboratory Corp of America Holdings (a)	8,706	783
Jabil Circuit Inc	16,393	331	Lincare Holdings Inc	12,791	346
Mettler-Toledo International Inc (a)	4,245	633	Quest Diagnostics Inc	15,931	907
PerkinElmer Inc	6,764	173	Universal Health Services Inc	772	33
Thomas & Betts Corp (a)	916	47		$ 88,485
Trimble Navigation Ltd (a)	441,174	20,329	Home Furnishings - 0.02%
Waters Corp (a)	11,963	914	Tempur-Pedic International Inc (a)	9,156	400
	$ 64,505		Whirlpool Corp	4,120	352
Engineering & Construction - 2.75%				$ 752
ABB Ltd ADR(a)	1,924,198	45,546	Housewares - 0.01%
Aecom Technology Corp (a)	3,663	107	Toro Co	4,316	262
Chicago Bridge & Iron Co NV (a)	5,036	166
Fluor Corp	593,661	41,075	Insurance - 0.19%
Jacobs Engineering Group Inc (a)	9,524	489	ACE Ltd	6,409	395
KBR Inc	1,128	36	Aflac Inc	37,543	2,162
McDermott International Inc (a)	22,893	476	Aon Corp	7,520	344
	$ 87,895		Arch Capital Group Ltd (a)	372	33
Environmental Control - 1.16%			Arthur J Gallagher & Co	3,205	95
Nalco Holding Co	16,347	498	Axis Capital Holdings Ltd	4,815	171

See accompanying notes

121

Schedule of Investments
LargeCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Metal Fabrication & Hardware (continued)
Brown & Brown Inc	7,326 $	181	Timken Co	7,783 $	366
Endurance Specialty Holdings Ltd	458	21		$ 23,213
Erie Indemnity Co	2,657	177	Mining - 0.52%
Hartford Financial Services Group Inc	4,803	133	Compass Minerals International Inc	4,212	387
Marsh & McLennan Cos Inc	42,180	1,176	Freeport-McMoRan Copper & Gold Inc	121,535	13,217
MetLife Inc	15,114	692	Newmont Mining Corp	41,128	2,265
Travelers Cos Inc/The	7,325	412	Southern Copper Corp	12,545	562
Validus Holdings Ltd	1,748	53	Titanium Metals Corp (a)	10,530	199
	$ 6,045			$ 16,630
Internet - 7.87%			Miscellaneous Manufacturing - 3.42%
Akamai Technologies Inc (a)	15,901	768	3M Co	244,924	21,534
Amazon.com Inc (a)	292,459	49,613	Cooper Industries PLC	14,193	869
Baidu Inc/China ADR(a)	134,300	14,589	Danaher Corp	1,583,693	72,945
Ctrip.com International Ltd ADR(a)	161,100	6,631	Donaldson Co Inc	9,926	582
eBay Inc (a)	373,487	11,339	Dover Corp	15,190	974
Expedia Inc	10,531	265	Eaton Corp	5,494	593
F5 Networks Inc (a)	5,885	638	General Electric Co	209,388	4,217
Google Inc (a)	221,391	132,914	Honeywell International Inc	64,771	3,628
Liberty Media Corp - Interactive (a)	825,500	13,076	Illinois Tool Works Inc	37,085	1,984
McAfee Inc (a)	20,082	962	Pall Corp	15,164	840
NetFlix Inc (a)	5,138	1,100	Parker Hannifin Corp	5,866	524
Priceline.com Inc (a)	44,009	18,859	Pentair Inc	6,249	226
Yahoo! Inc (a)	40,778	657	SPX Corp	1,222	96
	$ 251,411		Tyco International Ltd	9,156	410
Iron & Steel - 0.03%				$ 109,422
Cliffs Natural Resources Inc	11,446	978	Office & Business Equipment - 0.01%
			Pitney Bowes Inc	18,313	445
Leisure Products & Services - 0.70%
Carnival Corp	486,300	21,743	Oil & Gas - 4.92%
Harley-Davidson Inc	17,409	690	Atwood Oceanics Inc (a)	1,374	56
	$ 22,433		Canadian Natural Resources Ltd	978,184	43,549
Lodging - 1.49%			Chevron Corp	9,156	869
Las Vegas Sands Corp (a)	248,549	11,555	Cimarex Energy Co	33,224	3,460
Marriott International Inc/DE	575,921	22,743	Concho Resources Inc/Midland TX (a)	8,731	840
Starwood Hotels & Resorts Worldwide Inc	215,225	12,692	ConocoPhillips	48,073	3,435
Wynn Resorts Ltd	5,577	649	EOG Resources Inc	299,844	31,900
	$ 47,639		Exxon Mobil Corp	397,963	32,108
Machinery - Construction & Mining - 0.17%			Holly Corp	3,804	187
Caterpillar Inc	46,590	4,520	Marathon Oil Corp	24,382	1,114
Joy Global Inc	8,890	775	Murphy Oil Corp	2,747	182
	$ 5,295		Nabors Industries Ltd (a)	14,193	346
Machinery - Diversified - 1.55%			Occidental Petroleum Corp	13,735	1,328
Babcock & Wilcox Co/The (a)	11,750	344	Pride International Inc (a)	8,774	285
CNH Global NV (a)	564	27	Range Resources Corp	284,900	14,208
Cummins Inc	14,879	1,576	Rowan Cos Inc (a)	2,566	88
Deere & Co	33,904	3,082	SM Energy Co	5,494	342
Flowserve Corp	6,135	767	Southwestern Energy Co (a)	25,552	1,009
Gardner Denver Inc	6,376	460	Suncor Energy Inc	524,343	21,765
Graco Inc	7,645	325	Whiting Petroleum Corp (a)	536	68
IDEX Corp	8,464	336		$ 157,139
Rockwell Automation Inc	11,903	964	Oil & Gas Services - 4.75%
Roper Industries Inc	533,796	41,470	Baker Hughes Inc	15,130	1,037
Wabtec Corp/DE	964	52	Cameron International Corp (a)	17,590	938
	$ 49,403		Dresser-Rand Group Inc (a)	9,078	417
Media - 0.74%			FMC Technologies Inc (a)	523,471	49,206
CBS Corp	10,072	200	Halliburton Co	77,200	3,474
DIRECTV (a)	67,911	2,879	Schlumberger Ltd	1,077,735	95,907
Discovery Communications Inc - A Shares (a)	15,415	601	Weatherford International Ltd (a)	38,395	911
Factset Research Systems Inc	5,951	600		$ 151,890
John Wiley & Sons Inc	5,333	245	Packaging & Containers - 0.03%
McGraw-Hill Cos Inc/The	18,371	716	Ball Corp	2,290	163
Meredith Corp	1,972	66	Crown Holdings Inc (a)	20,632	688
Scripps Networks Interactive	10,988	511	Temple-Inland Inc	2,563	62
Sirius XM Radio Inc (a)	500,111	808		$ 913
Viacom Inc	15,398	640	Pharmaceuticals - 4.23%
Walt Disney Co/The	419,606	16,310	Abbott Laboratories	116,155	5,246
	$ 23,576		Allergan Inc/United States	606,403	42,818
Metal Fabrication & Hardware - 0.73%			AmerisourceBergen Corp	23,463	841
Precision Castparts Corp	159,784	22,847	Cardinal Health Inc	15,566	646
			Eli Lilly & Co	19,688	685

See accompanying notes

122

Schedule of Investments LargeCap Growth Fund I January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)				Retail (continued)
Express Scripts Inc (a)	503,728 $	28,375		Yum! Brands Inc	38,771 $	1,813
Herbalife Ltd	7,940	519			$ 181,005
McKesson Corp	406,440	30,552		Savings & Loans - 0.00%
Mead Johnson Nutrition Co	381,352	22,107		Hudson City Bancorp Inc	5,037	55
Medco Health Solutions Inc (a)	36,177	2,207
Mylan Inc/PA (a)	30,447	705		Semiconductors - 2.76%
Omnicare Inc	1,374	36		Advanced Micro Devices Inc (a)	28,387	222
SXC Health Solutions Corp (a)	7,777	374		Altera Corp	27,477	1,032
	$ 135,111			Analog Devices Inc	27,143	1,054
Pipelines - 0.03%				Applied Materials Inc	1,767,343	27,730
El Paso Corp	15,775	251		ASML Holding NV	152,751	6,417
Williams Cos Inc	30,983	836		Atmel Corp (a)	51,278	694
	$ 1,087			Avago Technologies Ltd	13,482	387
Real Estate - 0.16%				Broadcom Corp	303,253	13,674
CB Richard Ellis Group Inc (a)	211,535	4,694		Cree Inc (a)	126,700	6,397
Jones Lang LaSalle Inc	5,412	480		Intel Corp	346,657	7,439
	$ 5,174			Intersil Corp	5,445	82
REITS - 0.15%				Lam Research Corp (a)	16,285	813
Apartment Investment & Management Co	7,325	187		Linear Technology Corp	28,846	1,004
Digital Realty Trust Inc	10,599	577		Marvell Technology Group Ltd (a)	453,276	8,617
Equity Residential	2,289	124		Maxim Integrated Products Inc	38,941	1,006
Essex Property Trust Inc	1,373	159		National Semiconductor Corp	27,298	414
Federal Realty Investment Trust	4,578	368		Novellus Systems Inc (a)	10,381	374
Public Storage Inc	10,989	1,198		NVIDIA Corp (a)	42,438	1,015
Simon Property Group Inc	16,940	1,719		ON Semiconductor Corp (a)	54,216	599
UDR Inc	1,544	36		QLogic Corp (a)	13,597	242
Ventas Inc	5,494	305		Rambus Inc (a)	13,508	277
Vornado Realty Trust	1,831	161		Rovi Corp (a)	77,800	4,805
				Skyworks Solutions Inc (a)	21,976	698
	$ 4,834			Teradyne Inc (a)	22,325	372
Retail - 5.67%
Advance Auto Parts Inc	11,329	724		Texas Instruments Inc	50,430	1,710
Aeropostale Inc (a)	12,130	293		Xilinx Inc	32,650	1,051
American Eagle Outfitters Inc	6,092	88			$ 88,125
AutoZone Inc (a)	3,391	860		Software - 3.82%
Bed Bath & Beyond Inc (a)	262,163	12,584		Adobe Systems Inc (a)	39,189	1,295
Best Buy Co Inc	27,461	934		Allscripts Healthcare Solutions Inc (a)	14,662	310
Big Lots Inc (a)	10,072	320		ANSYS Inc (a)	540,842	28,367
Brinker International Inc	11,272	265		Autodesk Inc (a)	19,877	809
Chico's FAS Inc	23,001	251		BMC Software Inc (a)	15,708	749
Chipotle Mexican Grill Inc (a)	34,148	7,475		Broadridge Financial Solutions Inc	14,861	340
Copart Inc (a)	9,114	358		CA Inc	27,325	650
Costco Wholesale Corp	568,522	40,843		Citrix Systems Inc (a)	529,847	33,476
Darden Restaurants Inc	18,093	852		Compuware Corp (a)	16,041	172
Dick's Sporting Goods Inc (a)	11,078	400		Dun & Bradstreet Corp	6,506	553
Dollar General Corp (a)	307,394	8,549		Emdeon Inc (a)	2,669	39
Dollar Tree Inc (a)	16,373	828		Fiserv Inc (a)	13,112	810
Family Dollar Stores Inc	16,270	691		Intuit Inc (a)	24,170	1,134
Gap Inc/The	32,016	617		Microsoft Corp	441,771	12,248
Guess? Inc	8,310	356		MSCI Inc (a)	13,895	476
Home Depot Inc	141,420	5,200		Nuance Communications Inc (a)	169,900	3,454
J Crew Group Inc (a)	7,099	308		Oracle Corp	328,651	10,527
Kohl's Corp (a)	19,230	976		Red Hat Inc (a)	16,193	669
Lowe's Cos Inc	92,282	2,289		Salesforce.com Inc (a)	191,013	24,667
Ltd Brands Inc	34,385	1,005		Solera Holdings Inc	8,831	462
Macy's Inc	5,036	117		VMware Inc (a)	9,460	809
McDonald's Corp	89,845	6,619			$ 122,016
MSC Industrial Direct Co	5,620	334		Telecommunications - 7.41%
Nordstrom Inc	21,275	876		Amdocs Ltd (a)	7,325	213
O'Reilly Automotive Inc (a)	205,400	11,673		American Tower Corp (a)	33,245	1,691
Panera Bread Co (a)	3,547	339		Cisco Systems Inc (a)	2,219,591	46,944
PetSmart Inc	14,651	590		Corning Inc	814,466	18,089
Ross Stores Inc	10,272	670		Crown Castle International Corp (a)	689,838	29,090
Staples Inc	60,931	1,359		Frontier Communications Corp	46,760	429
Starbucks Corp	711,581	22,436		Harris Corp	16,713	778
Target Corp	61,507	3,372		Juniper Networks Inc (a)	929,462	34,502
TJX Cos Inc	34,339	1,627		MetroPCS Communications Inc (a)	15,108	195
Tractor Supply Co	9,156	470		NeuStar Inc (a)	9,456	254
Urban Outfitters Inc (a)	987,162	33,386		NII Holdings Inc (a)	16,482	692
Walgreen Co	74,375	3,008		Qualcomm Inc	1,892,405	102,436
Wal-Mart Stores Inc	86,804	4,867		SBA Communications Corp (a)	15,021	613
Williams-Sonoma Inc	11,903	383		tw telecom inc (a)	19,229	330
See accompanying notes			123

Schedule of Investments
LargeCap Growth Fund I
January 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Technology	18 .10%
Telecommunications (continued)			Consumer, Non-cyclical	17 .81%
Windstream Corp	26,148 $	335	Communications	16 .07%
		$ 236,591	Industrial	15 .36%
Toys, Games & Hobbies - 0.04%			Consumer, Cyclical	10 .35%
Hasbro Inc	16,024	707	Energy	10 .13%
Mattel Inc	27,258	645	Financial	9 .31%
		$ 1,352	Basic Materials	2 .23%
Transportation - 1.93%			Utilities	0 .02%
CH Robinson Worldwide Inc	12,280	947	Other Assets in Excess of Liabilities, Net	0 .62%
Expeditors International of Washington Inc	419,696	21,266	TOTAL NET ASSETS	100.00%
FedEx Corp	14,857	1,342
Frontline Ltd/Bermuda	5,494	142
Union Pacific Corp	157,434	14,898
United Parcel Service Inc	318,768	22,830
UTI Worldwide Inc	10,955	240
		$ 61,665
TOTAL COMMON STOCKS		$ 3,068,461
	Maturity
	Amount
REPURCHASE AGREEMENTS - 3.32%	(000's)	Value (000's)
Banks - 3.32%
Investment in Joint Trading Account; Credit Suisse $	22,044	$ 22,044
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $22,484,674; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	29,392	29,392
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $29,979,566;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	11,022	11,022
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $11,242,337; 0.00%;
dated 06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	29,413	29,413
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $30,001,001;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	14,329	14,328
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $14,615,038;
0.00% - 4.63%; dated 07/27/11 - 01/02/14)
		$ 106,199
TOTAL REPURCHASE AGREEMENTS		$ 106,199
Total Investments		$ 3,174,660
Other Assets in Excess of Liabilities, Net - 0.62%		$ 19,705
TOTAL NET ASSETS - 100.00%		$ 3,194,365

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 684,899
Unrealized Depreciation	(27,545)
Net Unrealized Appreciation (Depreciation)	$ 657,354
Cost for federal income tax purposes	$ 2,517,306
All dollar amounts are shown in thousands (000's)

See accompanying notes

124

Schedule of Investments
LargeCap Growth Fund I
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; March 2011	Long	1,870 $	116,628	$ 119,904	$ 3,276
					$ 3,276
All dollar amounts are shown in thousands (000's)

See accompanying notes

125

Schedule of Investments
LargeCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS - 98.28%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.07%			Chemicals (continued)
Interpublic Group of Cos Inc (a)	32,109 $	343	Ashland Inc	414 $	24
Omnicom Group Inc	11,105	499	Celanese Corp	10,652	442
	$ 842		CF Industries Holdings Inc	3,380	457
Aerospace & Defense - 0.82%			Eastman Chemical Co	966	90
Alliant Techsystems Inc	1,968	149	Ecolab Inc	10,642	529
Boeing Co/The	27,404	1,904	EI du Pont de Nemours & Co	143,514	7,273
Goodrich Corp	2,415	219	FMC Corp	3,375	257
Lockheed Martin Corp	10,864	865	International Flavors & Fragrances Inc	5,400	308
Rockwell Collins Inc	48,455	3,107	Lubrizol Corp	4,632	498
United Technologies Corp	38,248	3,110	Monsanto Co	21,292	1,562
	$ 9,354		Mosaic Co/The	6,187	501
Agriculture - 0.46%			PPG Industries Inc	87,392	7,365
Altria Group Inc	47,387	1,114	Praxair Inc	13,954	1,298
Philip Morris International Inc	72,538	4,152	RPM International Inc	4,310	101
	$ 5,266		Sherwin-Williams Co/The	3,860	327
Airlines - 0.09%			Sigma-Aldrich Corp	54,311	3,457
Copa Holdings SA	1,326	75	Valspar Corp	681	26
Delta Air Lines Inc (a)	35,005	409		$ 25,929
Southwest Airlines Co	6,519	77	Coal - 0.06%
United Continental Holdings Inc (a)	18,517	470	Alpha Natural Resources Inc (a)	966	52
	$ 1,031		Arch Coal Inc	7,484	256
Apparel - 1.27%			Walter Energy Inc	2,863	373
Coach Inc	89,720	4,853		$ 681
Hanesbrands Inc (a)	6,490	150	Commercial Services - 1.45%
Nike Inc	109,644	9,043	Apollo Group Inc (a)	8,450	349
Polo Ralph Lauren Corp	3,797	407	Automatic Data Processing Inc	127,402	6,102
			Career Education Corp (a)	4,346	98
	$ 14,453		Corrections Corp of America (a)	1,352	34
Automobile Manufacturers - 0.71%
Ford Motor Co (a)	427,463	6,819	DeVry Inc	4,233	221
Navistar International Corp (a)	4,586	297	Emergency Medical Services Corp (a)	1,931	130
Oshkosh Corp (a)	5,794	220	FTI Consulting Inc (a)	2,415	88
			Gartner Inc (a)	4,894	173
PACCAR Inc	14,241	804
	$ 8,140		H&R Block Inc	8,933	112
Automobile Parts & Equipment - 0.80%			Hillenbrand Inc	4,103	89
			ITT Educational Services Inc (a)	2,123	140
Autoliv Inc	1,931	148	KAR Auction Services Inc (a)	1,184	18
BorgWarner Inc (a)	113,982	7,685
Johnson Controls Inc	24,736	950	Lender Processing Services Inc	6,500	206
Lear Corp	897	95	Mastercard Inc	21,734	5,140
TRW Automotive Holdings Corp (a)	3,380	202	Moody's Corp	13,934	409
	$ 9,080		Paychex Inc	12,713	407
			Pharmaceutical Product Development Inc	6,778	198
Banks - 1.23%			RR Donnelley & Sons Co	875	15
Bank of Hawaii Corp	1,004	47	SEI Investments Co	10,157	235
Goldman Sachs Group Inc/The	14,581	2,386	Strayer Education Inc	894	107
JP Morgan Chase & Co	236,804	10,642	Verisk Analytics Inc (a)	6,919	234
Morgan Stanley	18,780	552	Visa Inc	18,265	1,276
Northern Trust Corp	6,550	340	Weight Watchers International Inc	2,172	84
	$ 13,967		Western Union Co/The	30,591	620
Beverages - 4.23%				$ 16,485
Coca-Cola Co/The	472,054	29,669	Computers - 10.11%
Coca-Cola Enterprises Inc	12,998	327	Accenture PLC - Class A	393,542	20,256
Dr Pepper Snapple Group Inc	4,828	171	Apple Inc (a)	146,234	49,620
Hansen Natural Corp (a)	28,955	1,640
			Cognizant Technology Solutions Corp (a)	11,596	846
PepsiCo Inc	255,588	16,437	Dell Inc (a)	81,703	1,075
	$ 48,244		Diebold Inc	966	30
Biotechnology - 1.16%			DST Systems Inc	2,277	108
Alexion Pharmaceuticals Inc (a)	9,459	793	EMC Corp/Massachusetts (a)	529,553	13,181
Amgen Inc (a)	53,688	2,957
Celgene Corp (a)	20,356	1,049	Hewlett-Packard Co	112,681	5,148
			IBM Corp	116,165	18,819
Genzyme Corp (a)	7,928	581	MICROS Systems Inc (a)	5,230	239
Gilead Sciences Inc (a)	147,032	5,643	NCR Corp (a)	10,663	175
Human Genome Sciences Inc (a)	48,486	1,176	NetApp Inc (a)	86,905	4,756
Illumina Inc (a)	5,335	370	SanDisk Corp (a)	10,810	491
Life Technologies Corp (a)	8,599	467	Seagate Technology PLC (a)	23,877	334
Myriad Genetics Inc (a)	6,548	131	Synopsys Inc (a)	629	17
Talecris Biotherapeutics Holdings Corp (a)	3,479	85	Western Digital Corp (a)	3,380	115
	$ 13,252			$ 115,210
Chemicals - 2.28%			Consumer Products - 0.18%
Air Products & Chemicals Inc	8,308	725	Avery Dennison Corp	484	20
Airgas Inc	5,591	350	Church & Dwight Co Inc	4,811	331
Albemarle Corp	6,036	339	Clorox Co	5,178	326

See accompanying notes

126

Schedule of Investments
LargeCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Food (continued)
Kimberly-Clark Corp	15,251 $	987	General Mills Inc	98,272 $	3,418
Scotts Miracle-Gro Co/The	3,037	157	Hershey Co/The	67,907	3,171
Tupperware Brands Corp	4,103	188	HJ Heinz Co	8,802	418
	$ 2,009		Kellogg Co	105,935	5,329
Cosmetics & Personal Care - 2.15%			Kraft Foods Inc	233,700	7,144
Alberto-Culver Co	1,270	47	Sysco Corp	23,277	678
Avon Products Inc	16,845	477	Whole Foods Market Inc	43,679	2,258
Colgate-Palmolive Co	52,171	4,005		$ 22,481
Estee Lauder Cos Inc/The	37,437	3,014	Forest Products & Paper - 0.05%
Procter & Gamble Co	269,341	17,004	International Paper Co	15,451	446
	$ 24,547		Rayonier Inc	1,530	91
Distribution & Wholesale - 0.08%				$ 537
Fossil Inc (a)	3,380	240	Hand & Machine Tools - 0.01%
LKQ Corp (a)	9,177	222	Regal-Beloit Corp	2,172	145
WESCO International Inc (a)	916	51
WW Grainger Inc	2,630	346	Healthcare - Products - 4.07%
	$ 859		Alcon Inc	3,038	495
Diversified Financial Services - 2.19%			Baxter International Inc	21,973	1,065
Affiliated Managers Group Inc (a)	3,471	353	Becton Dickinson and Co	10,220	848
American Express Co	201,197	8,728	Bruker BioSciences Corp (a)	53,539	937
Ameriprise Financial Inc	3,380	208	CareFusion Corp (a)	2,655	68
BlackRock Inc	29,588	5,859	Cooper Cos Inc/The	26,303	1,508
Charles Schwab Corp/The	281,264	5,077	Covidien PLC	178,989	8,497
Eaton Vance Corp	7,930	240	CR Bard Inc	4,104	387
Federated Investors Inc	3,863	105	DENTSPLY International Inc	53,370	1,894
Franklin Resources Inc	6,518	786	Edwards Lifesciences Corp (a)	30,957	2,609
IntercontinentalExchange Inc (a)	3,380	407	Gen-Probe Inc (a)	28,533	1,794
Invesco Ltd	9,631	238	Henry Schein Inc (a)	6,204	407
NASDAQ OMX Group Inc/The (a)	966	24	Hill-Rom Holdings Inc	3,380	137
T Rowe Price Group Inc	40,683	2,682	Hospira Inc (a)	7,150	395
Waddell & Reed Financial Inc	5,855	212	IDEXX Laboratories Inc (a)	3,862	277
	$ 24,919		Intuitive Surgical Inc (a)	9,370	3,026
Electric - 0.03%			Johnson & Johnson	18,107	1,082
Calpine Corp (a)	10,622	152	Kinetic Concepts Inc (a)	292	13
ITC Holdings Corp	2,898	190	Medtronic Inc	157,733	6,044
	$ 342		Patterson Cos Inc	6,935	229
			ResMed Inc (a)	10,155	320
Electrical Components & Equipment - 1.24%			St Jude Medical Inc (a)	14,537	589
AMETEK Inc	10,830	442
Emerson Electric Co	230,708	13,584	Stryker Corp	202,061	11,631
Hubbell Inc	1,689	103	Teleflex Inc	421	24
			Thoratec Corp (a)	3,862	91
	$ 14,129		Varian Medical Systems Inc (a)	5,412	366
Electronics - 0.92%			Zimmer Holdings Inc (a)	27,837	1,647
Agilent Technologies Inc (a)	15,315	641
Amphenol Corp	6,756	374		$ 46,380
AVX Corp	897	14	Healthcare - Services - 0.17%
			Community Health Systems Inc (a)	4,464	157
FLIR Systems Inc	10,270	319	DaVita Inc (a)	6,600	487
Itron Garmin Inc Ltd (a)	2,541 484	147 15	Health Management Associates Inc (a)	16,777	153
			Laboratory Corp of America Holdings (a)	4,590	413
Jabil Circuit Inc	279,525	5,649
Mettler-Toledo International Inc (a)	2,238	334	Lincare Holdings Inc	6,747	183
PerkinElmer Inc	3,566	91	Quest Diagnostics Inc	8,400	478
Thermo Fisher Scientific Inc (a)	42,502	2,434	Universal Health Services Inc	407	17
Thomas & Betts Corp (a)	484	25		$ 1,888
Waters Corp (a)	6,311	482	Home Furnishings - 0.21%
			Tempur-Pedic International Inc (a)	4,828	211
	$ 10,525
Engineering & Construction - 0.89%			Whirlpool Corp	26,057	2,228
Aecom Technology Corp (a)	1,932	57		$ 2,439
Chicago Bridge & Iron Co NV (a)	2,655	87	Housewares - 0.01%
Fluor Corp	136,874	9,470	Toro Co	2,277	138
Jacobs Engineering Group Inc (a)	5,022	258
KBR Inc	595	19	Insurance - 0.70%
McDermott International Inc (a)	12,072	251	ACE Ltd	3,380	208
	$ 10,142		Aflac Inc	102,709	5,914
Environmental Control - 0.06%			Aon Corp	3,965	182
			Arch Capital Group Ltd (a)	196	17
Nalco Holding Co	8,619	262
Republic Services Inc	6,507	201	Arthur J Gallagher & Co	1,690	50
Waste Connections Inc	6,253	181	Axis Capital Holdings Ltd	2,539	90
	$ 644		Brown & Brown Inc	3,863	96
Food - 1.97%			Endurance Specialty Holdings Ltd	292	14
ConAgra Foods Inc	2,897	65	Erie Indemnity Co	1,400	93

See accompanying notes

127

Schedule of Investments
LargeCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Mining (continued)
Hartford Financial Services Group Inc	2,532 $	71	Southern Copper Corp	6,618 $	296
Marsh & McLennan Cos Inc	22,250	620	Titanium Metals Corp (a)	5,552	105
MetLife Inc	7,973	365		$ 12,447
Travelers Cos Inc/The	3,862	217	Miscellaneous Manufacturing - 4.07%
Validus Holdings Ltd	960	29	3M Co	31,980	2,812
	$ 7,966		Cooper Industries PLC	7,484	458
Internet - 4.22%			Danaher Corp	21,969	1,012
Akamai Technologies Inc (a)	8,384	405	Donaldson Co Inc	5,236	307
Amazon.com Inc (a)	15,413	2,615	Dover Corp	8,013	514
eBay Inc (a)	19,977	607	Eaton Corp	81,785	8,830
Expedia Inc	5,553	140	General Electric Co	393,427	7,924
F5 Networks Inc (a)	12,285	1,331	Honeywell International Inc	159,516	8,935
Google Inc (a)	55,031	33,038	Illinois Tool Works Inc	177,402	9,489
McAfee Inc (a)	10,593	507	Pall Corp	7,998	443
NetFlix Inc (a)	18,591	3,980	Parker Hannifin Corp	3,094	277
Priceline.com Inc (a)	2,113	906	Pentair Inc	3,295	119
Symantec Corp (a)	242,320	4,267	SPX Corp	644	50
Yahoo! Inc (a)	21,511	347	Textron Inc	187,999	4,942
	$ 48,143		Tyco International Ltd	4,828	216
Iron & Steel - 0.47%				$ 46,328
Cliffs Natural Resources Inc	62,518	5,343	Office & Business Equipment - 0.02%
			Pitney Bowes Inc	9,656	234
Leisure Products & Services - 0.70%
Carnival Corp	146,100	6,532	Oil & Gas - 7.40%
Harley-Davidson Inc	36,690	1,455	Apache Corp	68,100	8,128
	$ 7,987		Atwood Oceanics Inc (a)	725	29
Lodging - 0.82%			Chevron Corp	4,828	458
Las Vegas Sands Corp (a)	64,129	2,982	Cimarex Energy Co	37,315	3,886
Marriott International Inc/DE	12,143	480	Concho Resources Inc/Midland TX (a)	4,606	443
Starwood Hotels & Resorts Worldwide Inc	93,380	5,506	ConocoPhillips	83,981	6,002
Wynn Resorts Ltd	2,941	342	EOG Resources Inc	9,898	1,053
	$ 9,310		Exxon Mobil Corp	554,905	44,770
Machinery - Construction & Mining - 0.95%			Holly Corp	2,006	99
Caterpillar Inc	76,270	7,399	Marathon Oil Corp	12,862	588
Joy Global Inc	39,096	3,408	Murphy Oil Corp	1,448	96
			Nabors Industries Ltd (a)	7,484	183
	$ 10,807
Machinery - Diversified - 1.78%			Occidental Petroleum Corp	155,158	15,000
Babcock & Wilcox Co/The (a)	6,198	181	Pride International Inc (a)	4,627	150
CNH Global NV (a)	297	14	Rowan Cos Inc (a)	1,372	47
Cummins Inc	7,849	831	SM Energy Co	2,897	180
			Southwestern Energy Co (a)	79,349	3,134
Deere & Co	89,648	8,149	Whiting Petroleum Corp (a)	283	36
Flowserve Corp	3,236	405
Gardner Denver Inc	3,363	243		$ 84,282
Graco Inc	4,031	171	Oil & Gas Services - 4.81%
IDEX Corp	4,463	177	Baker Hughes Inc	7,981	547
Rockwell Automation Inc	118,906	9,632	Cameron International Corp (a)	151,825	8,092
Roper Industries Inc	6,382	496	Dresser-Rand Group Inc (a)	4,787	220
Wabtec Corp/DE	508	28	FMC Technologies Inc (a)	4,875	458
	$ 20,327		Halliburton Co	276,097	12,425
Media - 1.80%			Schlumberger Ltd	365,622	32,537
			Weatherford International Ltd (a)	20,253	480
CBS Corp	5,311	105
DIRECTV (a)	35,824	1,519		$ 54,759
Discovery Communications Inc - A Shares (a)	8,132	317	Packaging & Containers - 0.04%
Factset Research Systems Inc	3,138	316	Ball Corp	1,207	86
John Wiley & Sons Inc	2,812	129	Crown Holdings Inc (a)	10,882	363
McGraw-Hill Cos Inc/The	9,688	378	Temple-Inland Inc	1,352	32
Meredith Corp	1,040	35		$ 481
Scripps Networks Interactive	71,219	3,312	Pharmaceuticals - 4.64%
Sirius XM Radio Inc (a)	263,706	426	Abbott Laboratories	375,182	16,944
Viacom Inc	8,122	338	Allergan Inc/United States	217,167	15,334
Walt Disney Co/The	352,257	13,692	AmerisourceBergen Corp	12,376	444
	$ 20,567		Cardinal Health Inc	8,208	341
Metal Fabrication & Hardware - 0.09%			Eli Lilly & Co	10,382	361
Precision Castparts Corp	5,505	787	Express Scripts Inc (a)	173,003	9,745
Timken Co	4,103	193	Herbalife Ltd	3,987	260
	$ 980		McKesson Corp	4,789	360
Mining - 1.09%			Mead Johnson Nutrition Co	21,086	1,222
			Medco Health Solutions Inc (a)	69,009	4,211
Compass Minerals International Inc	2,222	204	Mylan Inc/PA (a)	16,061	372
Freeport-McMoRan Copper & Gold Inc	77,961	8,478
Newmont Mining Corp	61,079	3,364	Novo Nordisk A/S ADR	22,504	2,546

See accompanying notes

128

Schedule of Investments
LargeCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Savings & Loans - 0.00%
Omnicare Inc	725 $	19	Hudson City Bancorp Inc	2,656 $	29
Perrigo Co	7,059	513
SXC Health Solutions Corp (a)	4,101	197	Semiconductors - 3.79%
	$ 52,869		Advanced Micro Devices Inc (a)	14,969	117
Pipelines - 0.05%			Altera Corp	14,494	545
El Paso Corp	8,319	132	Analog Devices Inc	14,318	556
Williams Cos Inc	16,344	441	Applied Materials Inc	64,590	1,013
	$ 573		Atmel Corp (a)	27,039	366
Real Estate - 0.06%			Avago Technologies Ltd	7,109	204
CB Richard Ellis Group Inc (a)	18,316	406	Broadcom Corp	301,173	13,580
Jones Lang LaSalle Inc	2,855	253	Intel Corp	551,732	11,840
	$ 659		Intersil Corp	2,872	44
			Lam Research Corp (a)	8,591	429
REITS - 0.22%
Apartment Investment & Management Co	3,862	99	Linear Technology Corp	128,369	4,466
			Marvell Technology Group Ltd (a)	25,349	482
Digital Realty Trust Inc	5,591	304
Equity Residential	1,207	65	Maxim Integrated Products Inc	20,533	530
Essex Property Trust Inc	724	84	National Semiconductor Corp	14,394	218
			Novellus Systems Inc (a)	5,474	198
Federal Realty Investment Trust	2,414	194	NVIDIA Corp (a)	22,387	536
Public Storage Inc	5,794	632	ON Semiconductor Corp (a)	28,598	316
Simon Property Group Inc	8,932	906	QLogic Corp (a)	7,418	132
UDR Inc	814	19	Rambus Inc (a)	7,125	146
Ventas Inc	2,897	161	Skyworks Solutions Inc (a)	11,587	368
Vornado Realty Trust	966	85	Teradyne Inc (a)	11,775	196
	$ 2,549
Retail - 9.04%			Texas Instruments Inc	187,832	6,369
Advance Auto Parts Inc	5,975	382	Xilinx Inc	17,215	554
Aeropostale Inc (a)	6,398	154		$ 43,205
American Eagle Outfitters Inc	148,821	2,152	Software - 5.65%
AutoZone Inc (a)	1,788	453	Adobe Systems Inc (a)	20,671	683
Bed Bath & Beyond Inc (a)	11,847	569	Allscripts Healthcare Solutions Inc (a)	7,732	163
Best Buy	14,480	492	ANSYS Inc (a)	6,146	322
Big Lots Inc Co Inc (a)	5,311	169	Autodesk Inc (a)	10,481	426
			BMC Software Inc (a)	8,285	395
Brinker International Inc	5,944	140
Chico's FAS Inc	12,133	133	Broadridge Financial Solutions Inc	7,839	179
Chipotle Mexican Grill Inc (a)	9,468	2,072	CA Inc	14,414	343
Copart Inc (a)	4,806	189	Citrix Systems Inc (a)	8,492	537
			CommVault Systems Inc (a)	27,072	836
Costco Wholesale Corp	253,682	18,224	Compuware Corp (a)	8,458	91
Darden Restaurants Inc	9,544	450
Dick's Sporting Goods Inc (a)	5,842	211	Dun & Bradstreet Corp	3,431	291
Dollar General Corp (a)	4,744	132	Emdeon Inc (a)	1,407	21
Dollar Tree Inc (a)	8,637	437	Fiserv Inc (a)	6,914	427
			Intuit Inc (a)	74,303	3,487
Family Dollar Stores Inc	8,583	365
Gap Inc/The	16,882	325	Microsoft Corp	618,493	17,148
			MSCI Inc (a)	7,327	251
Guess? Inc	4,383	188
Home Depot Inc	354,946	13,051	Oracle Corp	922,459	29,547
J Crew Group Inc (a)	3,745	163	Quest Software Inc (a)	33,976	877
Kohl's Corp (a)	68,069	3,457	Red Hat Inc (a)	52,870	2,185
			Salesforce.com Inc (a)	20,092	2,595
Lowe's Cos Inc	48,659	1,207
Ltd Brands Inc	186,646	5,457	Solera Holdings Inc	4,657	244
			VMware Inc (a)	38,952	3,331
Macy's Inc	2,655	61
McDonald's Corp	271,845	20,027		$ 64,379
MSC Industrial Direct Co	2,964	176	Telecommunications - 4.56%
Nordstrom Inc	11,222	462	Amdocs Ltd (a)	3,862	113
OfficeMax Inc (a)	134,928	2,168	American Tower Corp (a)	17,537	892
O'Reilly Automotive Inc (a)	9,377	533	Cisco Systems Inc (a)	530,553	11,221
Panera Bread Co (a)	1,871	179	Corning Inc	12,796	284
PetSmart Inc	7,726	311	Crown Castle International Corp (a)	160,799	6,781
Ross Stores Inc	5,417	353	Frontier Communications Corp	24,656	226
Staples Inc	32,142	717	Harris Corp	8,816	410
Starbucks Corp	32,827	1,035	Juniper Networks Inc (a)	20,642	766
Target Corp	161,977	8,881	MetroPCS Communications Inc (a)	7,967	103
TJX Cos Inc	142,571	6,756	NeuStar Inc (a)	4,985	134
Tractor Supply Co	4,828	248	NII Holdings Inc (a)	8,691	365
Urban Outfitters Inc (a)	8,287	280	Qualcomm Inc	532,198	28,808
Walgreen Co	94,657	3,828	RF Micro Devices Inc (a)	180,630	1,214
Wal-Mart Stores Inc	57,920	3,248	SBA Communications Corp (a)	7,923	323
Williams-Sonoma Inc	69,363	2,233	tw telecom inc (a)	10,143	174
Yum! Brands Inc	20,443	956	Windstream Corp	13,983	179
	$ 103,024			$ 51,993
			Toys, Games & Hobbies - 0.06%
			Hasbro Inc	8,450	373

See accompanying notes

129

Schedule of Investments
LargeCap Growth Fund II
January 31, 2011 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Sector			Percent
				Consumer, Non-cyclical			20 .48%
Toys, Games & Hobbies (continued)				Technology			19 .57%
Mattel Inc		14,379 $	340	Consumer, Cyclical			13 .79%
			$ 713	Industrial			13 .15%
Transportation - 2.28%				Energy			12 .32%
CH Robinson Worldwide Inc		6,475	499	Communications			10 .65%
Expeditors International of Washington Inc		8,378	424	Financial			5 .18%
FedEx Corp		7,834	708	Basic Materials			3 .89%
Frontline Ltd/Bermuda		2,897	75	Utilities			0 .03%
Union Pacific Corp		38,163	3,611	Other Assets in Excess of Liabilities, Net			0 .94%
United Parcel Service Inc		286,172	20,496	TOTAL NET ASSETS			100.00%
UTI Worldwide Inc		5,779	127
			$ 25,940
TOTAL COMMON STOCKS			$ 1,119,952
		Maturity
		Amount
REPURCHASE AGREEMENTS - 0.78%		(000's)	Value (000's)
Banks - 0.78%
Investment in Joint Trading Account; Credit Suisse $		1,856	$ 1,856
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $1,893,402; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche		2,475	2,475
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,524,535; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan		928	929
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $946,701; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill		2,477	2,477
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,526,340; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan		1,207	1,206
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $1,230,711; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
			$ 8,943
TOTAL REPURCHASE AGREEMENTS			$ 8,943
Total Investments			$ 1,128,895
Other Assets in Excess of Liabilities, Net - 0.94%			$ 10,760
TOTAL NET ASSETS - 100.00%			$ 1,139,655

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation			$ 190,417
Unrealized Depreciation			(9,153)
Net Unrealized Appreciation (Depreciation)			$ 181,264
Cost for federal income tax purposes			$ 947,631
All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Danish Kroner	UBS Securities		2/28/2011	9,084,079 $	1,673 $	1,668	$ 5

All dollar amounts are shown in thousands (000's)

See accompanying notes

130

Schedule of Investments
LargeCap Growth Fund II
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; March 2011	Long	338 $	21,471	$ 21,672	$ 201
					$ 201
All dollar amounts are shown in thousands (000's)

See accompanying notes

131

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 97.21%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Beverages (continued)
Interpublic Group of Cos Inc (a)	102,484 $	1,096	PepsiCo Inc	332,328 $	21,372
Omnicom Group Inc	63,167	2,835		$ 59,166
	$ 3,931		Biotechnology - 1.26%
Aerospace & Defense - 2.05%			Amgen Inc (a)	198,120	10,912
Boeing Co/The	153,826	10,688	Biogen Idec Inc (a)	49,970	3,272
General Dynamics Corp	79,210	5,973	Celgene Corp (a)	98,689	5,085
Goodrich Corp	26,290	2,382	Genzyme Corp (a)	54,308	3,984
L-3 Communications Holdings Inc	23,734	1,857	Gilead Sciences Inc (a)	170,242	6,534
Lockheed Martin Corp	61,923	4,929	Life Technologies Corp (a)	39,155	2,126
Northrop Grumman Corp	61,228	4,243		$ 31,913
Raytheon Co	76,442	3,821	Building Materials - 0.04%
Rockwell Collins Inc	32,890	2,110	Masco Corp	75,175	1,001
United Technologies Corp	193,631	15,742
	$ 51,745		Chemicals - 2.04%
Agriculture - 1.62%			Air Products & Chemicals Inc	44,932	3,920
Altria Group Inc	437,800	10,292	Airgas Inc	15,690	983
Archer-Daniels-Midland Co	133,971	4,377	CF Industries Holdings Inc	14,915	2,014
Lorillard Inc	31,372	2,360	Dow Chemical Co/The	243,393	8,636
Philip Morris International Inc	380,464	21,778	Eastman Chemical Co	15,125	1,404
Reynolds American Inc	70,912	2,256	Ecolab Inc	48,677	2,419
	$ 41,063		EI du Pont de Nemours & Co	191,427	9,702
Airlines - 0.07%			FMC Corp	15,210	1,157
Southwest Airlines Co	156,660	1,856	International Flavors & Fragrances Inc	16,765	956
			Monsanto Co	112,477	8,254
Apparel - 0.51%			PPG Industries Inc	34,184	2,881
Coach Inc	62,149	3,362	Praxair Inc	64,245	5,977
Nike Inc	80,165	6,612	Sherwin-Williams Co/The	18,785	1,592
Polo Ralph Lauren Corp	13,555	1,453	Sigma-Aldrich Corp	25,435	1,619
VF Corp	18,195	1,505		$ 51,514
	$ 12,932		Coal - 0.29%
Automobile Manufacturers - 0.67%			Consol Energy Inc	47,358	2,354
Ford Motor Co (a)	785,643	12,531	Massey Energy Co	21,415	1,346
PACCAR Inc	76,475	4,320	Peabody Energy Corp	56,541	3,586
	$ 16,851			$ 7,286
Automobile Parts & Equipment - 0.24%			Commercial Services - 1.29%
Goodyear Tire & Rubber Co/The (a)	50,937	605	Apollo Group Inc (a)	26,655	1,100
Johnson Controls Inc	141,411	5,429	Automatic Data Processing Inc	103,423	4,954
	$ 6,034		DeVry Inc	13,074	681
Banks - 8.56%			Equifax Inc	25,876	924
Bank of America Corp	2,114,774	29,036	H&R Block Inc	64,693	810
Bank of New York Mellon Corp/The	260,113	8,123	Iron Mountain Inc	41,965	1,024
BB&T Corp	145,470	4,021	Mastercard Inc	20,309	4,803
Capital One Financial Corp	95,814	4,614	Monster Worldwide Inc (a)	27,268	454
Citigroup Inc (a)	6,091,586	29,362	Moody's Corp	42,726	1,255
Comerica Inc	37,009	1,414	Paychex Inc	67,497	2,160
Fifth Third Bancorp	192,236	2,859	Quanta Services Inc (a)	45,191	1,072
First Horizon National Corp	54,651	619	Robert Half International Inc	30,857	968
Goldman Sachs Group Inc/The	107,204	17,541	RR Donnelley & Sons Co	43,259	767
Huntington Bancshares Inc/OH	180,815	1,309	SAIC Inc (a)	61,572	1,020
JP Morgan Chase & Co	819,724	36,838	Total System Services Inc	34,229	596
KeyCorp	184,628	1,643	Visa Inc	102,183	7,138
M&T Bank Corp	25,033	2,165	Western Union Co/The	137,530	2,789
Marshall & Ilsley Corp	110,713	774		$ 32,515
Morgan Stanley	317,238	9,327	Computers - 6.37%
Northern Trust Corp	50,786	2,640	Apple Inc (a),(b)	192,352	65,269
PNC Financial Services Group Inc	110,255	6,615	Cognizant Technology Solutions Corp (a)	63,638	4,642
Regions Financial Corp	263,391	1,870	Computer Sciences Corp	32,394	1,726
State Street Corp	105,271	4,918	Dell Inc (a)	352,147	4,634
SunTrust Banks Inc	104,837	3,190	EMC Corp/Massachusetts (a)	432,048	10,754
US Bancorp	402,254	10,861	Hewlett-Packard Co	475,527	21,727
Wells Fargo & Co	1,100,622	35,682	IBM Corp	260,513	42,203
Zions Bancorporation	37,316	880	Lexmark International Inc (a)	16,474	574
	$ 216,301		NetApp Inc (a)	75,787	4,148
Beverages - 2.34%			SanDisk Corp (a)	49,173	2,231
Brown-Forman Corp	21,763	1,444	Teradata Corp (a)	35,123	1,510
Coca-Cola Co/The	486,912	30,602	Western Digital Corp (a)	48,187	1,639
Coca-Cola Enterprises Inc	71,041	1,787		$ 161,057
Constellation Brands Inc (a)	37,385	719	Consumer Products - 0.41%
Dr Pepper Snapple Group Inc	47,619	1,687	Avery Dennison Corp	22,640	953
Molson Coors Brewing Co	33,172	1,555	Clorox Co	29,240	1,839

See accompanying notes

132

Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	31,995 $	1,973	FLIR Systems Inc	33,256 $	1,032
Kimberly-Clark Corp	85,511	5,535	Jabil Circuit Inc	41,108	831
	$ 10,300		PerkinElmer Inc	24,753	633
Cosmetics & Personal Care - 1.95%			Thermo Fisher Scientific Inc (a)	83,348	4,774
Avon Products Inc	89,996	2,548	Waters Corp (a)	19,151	1,463
Colgate-Palmolive Co	101,215	7,770		$ 13,797
Estee Lauder Cos Inc/The	23,811	1,917	Energy - Alternate Sources - 0.07%
Procter & Gamble Co	586,968	37,055	First Solar Inc (a)	11,324	1,751
	$ 49,290
Distribution & Wholesale - 0.20%			Engineering & Construction - 0.16%
Fastenal Co	30,915	1,795	Fluor Corp	37,491	2,594
Genuine Parts Co	33,034	1,710	Jacobs Engineering Group Inc (a)	26,442	1,358
WW Grainger Inc	12,165	1,599		$ 3,952
	$ 5,104		Entertainment - 0.04%
Diversified Financial Services - 1.64%			International Game Technology	62,530	1,074
American Express Co	219,605	9,527
Ameriprise Financial Inc	51,996	3,206	Environmental Control - 0.28%
Charles Schwab Corp/The	207,953	3,754	Republic Services Inc	64,459	1,988
CME Group Inc	14,053	4,336	Stericycle Inc (a)	17,935	1,408
Discover Financial Services	114,196	2,351	Waste Management Inc	99,772	3,778
E*Trade Financial Corp (a)	41,673	690		$ 7,174
Federated Investors Inc	19,209	520	Food - 1.74%
Franklin Resources Inc	30,530	3,683	Campbell Soup Co	40,160	1,371
IntercontinentalExchange Inc (a)	15,339	1,848	ConAgra Foods Inc	92,206	2,059
Invesco Ltd	96,889	2,397	Dean Foods Co (a)	38,202	388
Janus Capital Group Inc	38,530	497	General Mills Inc	134,266	4,670
Legg Mason Inc	32,083	1,063	Hershey Co/The	32,434	1,514
NASDAQ OMX Group Inc/The (a)	31,170	763	HJ Heinz Co	67,258	3,195
NYSE Euronext	54,730	1,741	Hormel Foods Corp	14,522	717
SLM Corp (a)	101,824	1,467	JM Smucker Co/The	25,059	1,558
T Rowe Price Group Inc	53,772	3,545	Kellogg Co	53,276	2,680
	$ 41,388		Kraft Foods Inc	366,284	11,197
Electric - 2.89%			Kroger Co/The	133,728	2,862
AES Corp/The (a)	138,817	1,721	McCormick & Co Inc/MD	27,877	1,232
Allegheny Energy Inc	35,635	919	Safeway Inc	78,173	1,617
Ameren Corp	50,290	1,427	Sara Lee Corp	134,049	2,275
American Electric Power Co Inc	100,710	3,593	SUPERVALU Inc	44,490	324
CMS Energy Corp	51,286	1,000	Sysco Corp	122,688	3,575
Consolidated Edison Inc	60,923	3,041	Tyson Foods Inc	62,491	1,028
Constellation Energy Group Inc	41,897	1,351	Whole Foods Market Inc	30,827	1,594
Dominion Resources Inc/VA	121,728	5,300		$ 43,856
DTE Energy Co	35,462	1,640	Forest Products & Paper - 0.20%
Duke Energy Corp	277,747	4,966	International Paper Co	91,731	2,649
Edison International	68,320	2,479	MeadWestvaco Corp	35,282	1,010
Entergy Corp	37,936	2,738	Plum Creek Timber Co Inc	33,888	1,419
Exelon Corp	138,693	5,896		$ 5,078
FirstEnergy Corp	63,921	2,501	Gas - 0.22%
Integrys Energy Group Inc	16,268	774	CenterPoint Energy Inc	88,738	1,433
NextEra Energy Inc	87,199	4,662	Nicor Inc	9,548	482
Northeast Utilities	36,972	1,217	NiSource Inc	58,359	1,087
NRG Energy Inc (a)	51,835	1,075	Sempra Energy	50,338	2,621
Pepco Holdings Inc	47,076	874		$ 5,623
PG&E Corp	82,213	3,805	Hand & Machine Tools - 0.13%
Pinnacle West Capital Corp	22,796	928	Snap-On Inc	12,195	690
PPL Corp	101,342	2,614	Stanley Black & Decker Inc	34,793	2,529
Progress Energy Inc	61,427	2,759		$ 3,219
Public Service Enterprise Group Inc	106,090	3,440	Healthcare - Products - 3.00%
SCANA Corp	23,743	1,004	Baxter International Inc	122,193	5,925
Southern Co	175,863	6,616	Becton Dickinson and Co	48,221	4,000
TECO Energy Inc	45,030	829	Boston Scientific Corp (a)	318,748	2,225
Wisconsin Energy Corp	24,512	1,478	CareFusion Corp (a)	46,749	1,203
Xcel Energy Inc	96,482	2,274	CR Bard Inc	19,481	1,838
	$ 72,921		DENTSPLY International Inc	29,797	1,057
Electrical Components & Equipment - 0.40%			Hospira Inc (a)	35,035	1,935
Emerson Electric Co	157,826	9,293	Intuitive Surgical Inc (a)	8,239	2,661
Molex Inc	28,970	757	Johnson & Johnson	575,867	34,420
	$ 10,050		Medtronic Inc	226,443	8,677
Electronics - 0.55%			Patterson Cos Inc	20,279	670
Agilent Technologies Inc (a)	72,631	3,038	St Jude Medical Inc (a)	71,890	2,912
Amphenol Corp	36,615	2,026	Stryker Corp	71,615	4,122

See accompanying notes

133

Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Varian Medical Systems Inc (a)	24,950 $	1,686	Allegheny Technologies Inc	20,674 $	1,348
Zimmer Holdings Inc (a)	41,402	2,449	Cliffs Natural Resources Inc	28,405	2,427
	$ 75,780		Nucor Corp	66,206	3,039
Healthcare - Services - 1.13%			United States Steel Corp	30,115	1,737
Aetna Inc	83,898	2,764		$ 8,918
CIGNA Corp	56,810	2,387	Leisure Products & Services - 0.24%
Coventry Health Care Inc (a)	31,137	933	Carnival Corp	90,307	4,038
DaVita Inc (a)	20,382	1,505	Harley-Davidson Inc	49,390	1,958
Humana Inc (a)	35,295	2,046		$ 5,996
Laboratory Corp of America Holdings (a)	21,326	1,918	Lodging - 0.30%
Quest Diagnostics Inc	29,658	1,689	Marriott International Inc/DE	60,339	2,383
Tenet Healthcare Corp (a)	101,813	677	Starwood Hotels & Resorts Worldwide Inc	39,978	2,358
UnitedHealth Group Inc	230,648	9,468	Wyndham Worldwide Corp	36,689	1,032
WellPoint Inc (a)	82,537	5,127	Wynn Resorts Ltd	15,854	1,844
	$ 28,514			$ 7,617
Holding Companies - Diversified - 0.05%			Machinery - Construction & Mining - 0.51%
Leucadia National Corp	41,327	1,344	Caterpillar Inc	133,092	12,911

Home Builders - 0.08%			Machinery - Diversified - 0.71%
DR Horton Inc	58,842	729	Cummins Inc	41,479	4,392
Lennar Corp	33,353	646	Deere & Co	88,881	8,079
Pulte Group Inc (a)	70,532	556	Flowserve Corp	11,707	1,463
	$ 1,931		Rockwell Automation Inc	29,732	2,409
Home Furnishings - 0.08%			Roper Industries Inc	19,852	1,542
Harman International Industries Inc	14,588	632		$ 17,885
Whirlpool Corp	15,941	1,363	Media - 2.87%
	$ 1,995		Cablevision Systems Corp	50,334	1,704
Housewares - 0.05%			CBS Corp	142,778	2,831
Newell Rubbermaid Inc	60,874	1,172	Comcast Corp - Class A	585,064	13,310
			DIRECTV (a)	174,825	7,411
Insurance - 3.66%			Discovery Communications Inc - A Shares (a)	59,619	2,325
ACE Ltd	71,167	4,383	Gannett Co Inc	50,101	739
Aflac Inc	98,820	5,690	McGraw-Hill Cos Inc/The	64,375	2,509
Allstate Corp/The	112,853	3,514	News Corp - Class A	478,868	7,193
American International Group Inc (a)	30,085	1,214	Scripps Networks Interactive	18,889	878
American International Group Inc - Warrants (a)	1	—	Time Warner Cable Inc	74,594	5,060
Aon Corp	69,181	3,164	Time Warner Inc	232,611	7,316
Assurant Inc	22,344	877	Viacom Inc	126,767	5,267
Berkshire Hathaway Inc - Class B (a)	362,855	29,663	Walt Disney Co/The	397,069	15,434
Chubb Corp	63,942	3,704	Washington Post Co/The	1,151	493
Cincinnati Financial Corp	34,124	1,093		$ 72,470
Genworth Financial Inc (a)	102,664	1,393	Metal Fabrication & Hardware - 0.17%
Hartford Financial Services Group Inc	93,217	2,590	Precision Castparts Corp	29,906	4,276
Lincoln National Corp	66,422	1,916
Loews Corp	66,330	2,657	Mining - 0.85%
Marsh & McLennan Cos Inc	113,957	3,177	Alcoa Inc	214,188	3,549
MetLife Inc	190,041	8,698	Freeport-McMoRan Copper & Gold Inc	98,740	10,738
Progressive Corp/The	139,131	2,756	Newmont Mining Corp	103,392	5,694
Prudential Financial Inc	101,774	6,260	Titanium Metals Corp (a)	18,891	356
Torchmark Corp	16,787	1,046	Vulcan Materials Co	26,923	1,146
Travelers Cos Inc/The	96,258	5,416		$ 21,483
Unum Group	66,503	1,659	Miscellaneous Manufacturing - 4.00%
XL Group PLC	67,778	1,553	3M Co	149,900	13,179
	$ 92,423		Danaher Corp	112,446	5,179
Internet - 2.87%			Dover Corp	39,168	2,511
Akamai Technologies Inc (a)	38,236	1,848	Eaton Corp	35,291	3,810
Amazon.com Inc (a)	74,353	12,613	General Electric Co	2,234,208	44,997
eBay Inc (a)	240,577	7,304	Honeywell International Inc	163,596	9,163
Expedia Inc	42,411	1,067	Illinois Tool Works Inc	103,993	5,563
F5 Networks Inc (a)	16,954	1,837	Ingersoll-Rand PLC	67,942	3,207
Google Inc (a)	52,302	31,400	ITT Corp	38,499	2,268
McAfee Inc (a)	32,323	1,548	Leggett & Platt Inc	30,706	692
NetFlix Inc (a)	9,095	1,947	Pall Corp	24,153	1,338
Priceline.com Inc (a)	10,295	4,412	Parker Hannifin Corp	33,830	3,025
Symantec Corp (a)	162,774	2,866	Textron Inc	57,645	1,515
VeriSign Inc	36,064	1,214	Tyco International Ltd	102,632	4,601
Yahoo! Inc (a)	273,333	4,406		$ 101,048
	$ 72,462		Office & Business Equipment - 0.16%
Iron & Steel - 0.35%			Pitney Bowes Inc	42,642	1,036
AK Steel Holding Corp	23,065	367

See accompanying notes

134

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Office & Business Equipment (continued)			Pipelines (continued)
Xerox Corp	290,884 $	3,089	Williams Cos Inc	122,623 $	3,310
	$ 4,125			$ 10,535
Oil & Gas - 9.63%			Publicly Traded Investment Fund - 0.22%
Anadarko Petroleum Corp	103,922	8,010	iShares S&P 500 Index Fund/US	43,451	5,612
Apache Corp	80,138	9,565
Cabot Oil & Gas Corp	21,802	908	Real Estate - 0.05%
Chesapeake Energy Corp	137,121	4,049	CB Richard Ellis Group Inc (a)	60,937	1,352
Chevron Corp	421,990	40,060
ConocoPhillips	308,085	22,016	REITS - 1.42%
Denbury Resources Inc (a)	83,809	1,706	Apartment Investment & Management Co	24,541	627
Devon Energy Corp	90,566	8,032	AvalonBay Communities Inc	17,884	2,073
Diamond Offshore Drilling Inc	14,576	1,045	Boston Properties Inc	29,379	2,772
EOG Resources Inc	53,265	5,667	Equity Residential	59,646	3,232
EQT Corp	31,274	1,507	HCP Inc	76,317	2,831
Exxon Mobil Corp (b)	1,057,384	85,310	Health Care REIT Inc	30,432	1,494
Helmerich & Payne Inc	22,224	1,305	Host Hotels & Resorts Inc	139,641	2,585
Hess Corp	62,912	5,292	Kimco Realty Corp	85,125	1,540
Marathon Oil Corp	148,863	6,803	ProLogis	119,321	1,780
Murphy Oil Corp	40,338	2,674	Public Storage Inc	29,287	3,192
Nabors Industries Ltd (a)	59,844	1,460	Simon Property Group Inc	61,419	6,231
Newfield Exploration Co (a)	28,073	2,054	Ventas Inc	32,942	1,827
Noble Corp	53,561	2,049	Vornado Realty Trust	34,091	3,003
Noble Energy Inc	36,716	3,345	Weyerhaeuser Co	112,383	2,605
Occidental Petroleum Corp	170,393	16,474		$ 35,792
Pioneer Natural Resources Co	24,344	2,317	Retail - 5.52%
QEP Resources Inc	36,826	1,497	Abercrombie & Fitch Co	18,421	929
Range Resources Corp	33,566	1,674	AutoNation Inc (a)	13,344	383
Rowan Cos Inc (a)	26,467	907	AutoZone Inc (a)	5,708	1,447
Southwestern Energy Co (a)	72,718	2,872	Bed Bath & Beyond Inc (a)	54,333	2,608
Sunoco Inc	25,284	1,073	Best Buy Co Inc	69,242	2,354
Tesoro Corp (a)	30,019	578	Big Lots Inc (a)	15,843	504
Valero Energy Corp	118,730	3,011	CarMax Inc (a)	47,150	1,539
	$ 243,260		Costco Wholesale Corp	90,657	6,513
Oil & Gas Services - 2.05%			CVS Caremark Corp	284,929	9,745
Baker Hughes Inc	90,435	6,196	Darden Restaurants Inc	29,025	1,367
Cameron International Corp (a)	50,865	2,711	Family Dollar Stores Inc	26,397	1,121
FMC Technologies Inc (a)	25,102	2,360	GameStop Corp (a)	31,741	669
Halliburton Co	190,722	8,582	Gap Inc/The	92,140	1,776
National Oilwell Varco Inc	87,994	6,503	Home Depot Inc	343,648	12,636
Schlumberger Ltd	286,099	25,460	JC Penney Co Inc	49,580	1,590
	$ 51,812		Kohl's Corp (a)	61,259	3,111
Packaging & Containers - 0.16%			Lowe's Cos Inc	289,376	7,176
Ball Corp	18,520	1,317	Ltd Brands Inc	55,462	1,622
Bemis Co Inc	22,687	738	Macy's Inc	88,800	2,056
Owens-Illinois Inc (a)	34,313	1,012	McDonald's Corp	221,541	16,321
Sealed Air Corp	33,484	894	Nordstrom Inc	35,296	1,453
	$ 3,961		O'Reilly Automotive Inc (a)	29,281	1,664
Pharmaceuticals - 4.64%			RadioShack Corp	23,868	362
Abbott Laboratories	324,145	14,638	Ross Stores Inc	25,259	1,647
Allergan Inc/United States	64,483	4,553	Sears Holdings Corp (a)	9,227	695
AmerisourceBergen Corp	57,948	2,078	Staples Inc	151,648	3,383
Bristol-Myers Squibb Co	358,927	9,038	Starbucks Corp	155,403	4,900
Cardinal Health Inc	73,174	3,037	Target Corp	148,479	8,141
Cephalon Inc (a)	15,776	932	Tiffany & Co	26,505	1,541
Eli Lilly & Co	212,788	7,399	TJX Cos Inc	82,996	3,933
Express Scripts Inc (a)	110,518	6,225	Urban Outfitters Inc (a)	27,001	913
Forest Laboratories Inc (a)	59,892	1,932	Walgreen Co	194,125	7,850
McKesson Corp	53,065	3,989	Wal-Mart Stores Inc	410,807	23,034
Mead Johnson Nutrition Co	42,898	2,487	Yum! Brands Inc	98,258	4,595
Medco Health Solutions Inc (a)	88,994	5,430		$ 139,578
Merck & Co Inc	646,036	21,429	Savings & Loans - 0.09%
Mylan Inc/PA (a)	91,262	2,114	Hudson City Bancorp Inc	110,425	1,212
Pfizer Inc (b)	1,679,622	30,603	People's United Financial Inc	77,366	999
Watson Pharmaceuticals Inc (a)	26,276	1,433		$ 2,211
	$ 117,317		Semiconductors - 2.48%
Pipelines - 0.42%			Advanced Micro Devices Inc (a)	120,086	940
El Paso Corp	147,653	2,345	Altera Corp	65,542	2,462
Oneok Inc	22,331	1,315	Analog Devices Inc	62,625	2,432
Spectra Energy Corp	135,927	3,565	Applied Materials Inc	280,163	4,396
			Broadcom Corp	95,496	4,306
			Intel Corp	1,169,662	25,101

See accompanying notes

135

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
KLA-Tencor Corp	35,032 $	1,544	REPURCHASE AGREEMENTS - 2.79%	(000's)	Value (000's)
Linear Technology Corp	47,266	1,644	Banks - 2.79%
LSI Corp (a)	129,284	800	Investment in Joint Trading Account; Credit Suisse $	14,611	$ 14,611
MEMC Electronic Materials Inc (a)	47,690	529	Repurchase Agreement; 0.21% dated
Microchip Technology Inc	39,175	1,429	01/31/11 maturing 02/01/11 (collateralized by
Micron Technology Inc (a)	179,658	1,894	US Treasury Notes; $14,903,505; 0.88% -
National Semiconductor Corp	50,235	762	5.13%; dated 05/31/11 - 05/15/16)
Novellus Systems Inc (a)	18,912	682	Investment in Joint Trading Account; Deutsche	19,482	19,482
NVIDIA Corp (a)	121,831	2,914	Bank Repurchase Agreement; 0.21% dated
Teradyne Inc (a)	38,038	634	01/31/11 maturing 02/01/11 (collateralized by
Texas Instruments Inc	246,211	8,349	Sovereign Agency Issues; $19,871,340;
Xilinx Inc	54,335	1,750	0.00% - 7.13%; dated 02/22/11 - 06/15/38)
	$ 62,568		Investment in Joint Trading Account; JP Morgan	7,306	7,306
Software - 3.84%			Repurchase Agreement; 0.18% dated
Adobe Systems Inc (a)	106,674	3,526	01/31/11 maturing 02/01/11 (collateralized by
Autodesk Inc (a)	47,683	1,940	US Treasury Notes; $7,451,753; 0.00%; dated
BMC Software Inc (a)	37,257	1,777	06/23/11 - 07/21/11)
CA Inc	80,462	1,915	Investment in Joint Trading Account; Merrill	19,496	19,496
Cerner Corp (a)	14,941	1,477	Lynch Repurchase Agreement; 0.21% dated
Citrix Systems Inc (a)	39,375	2,488	01/31/11 maturing 02/01/11 (collateralized by
Compuware Corp (a)	45,929	492	Sovereign Agency Issues; $19,885,548;
Dun & Bradstreet Corp	10,445	887	0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Electronic Arts Inc (a)	69,583	1,085	Investment in Joint Trading Account; Morgan	9,497	9,497
Fidelity National Information Services Inc	55,536	1,690	Stanley Repurchase Agreement; 0.21% dated
Fiserv Inc (a)	31,185	1,926	01/31/11 maturing 02/01/11 (collateralized by
Intuit Inc (a)	58,619	2,751	Sovereign Agency Issues; $9,687,279; 0.00%
Microsoft Corp	1,578,741	43,771	- 4.63%; dated 07/27/11 - 01/02/14)
Novell Inc (a)	73,723	444			$ 70,392
Oracle Corp	811,692	25,998	TOTAL REPURCHASE AGREEMENTS		$ 70,392
Red Hat Inc (a)	39,963	1,651	Total Investments		$ 2,526,324
Salesforce.com Inc (a)	24,798	3,202	Other Assets in Excess of Liabilities, Net - 0.00%		$ 62
	$ 97,020		TOTAL NET ASSETS - 100.00%		$ 2,526,386
Telecommunications - 5.25%
American Tower Corp (a)	83,684	4,256
AT&T Inc	1,239,279	34,105	(a) Non-Income Producing Security
CenturyLink Inc	63,588	2,750	(b) Security or a portion of the security was pledged to cover margin
Cisco Systems Inc (a)	1,162,272	24,582	requirements for futures contracts. At the end of the period, the value of
Corning Inc	327,723	7,279	these securities totaled $39,202 or 1.55% of net assets.
Frontier Communications Corp	208,407	1,911
Harris Corp	26,899	1,252
JDS Uniphase Corp (a)	46,689	792
Juniper Networks Inc (a)	109,711	4,072	Unrealized Appreciation (Depreciation)
MetroPCS Communications Inc (a)	54,995	711	The net federal income tax unrealized appreciation (depreciation) and federal tax
Motorola Mobility Holdings Inc (a)	61,580	1,716	cost of investments held as of the period end were as follows:
Motorola Solutions Inc (a)	70,378	2,729
			Unrealized Appreciation		$ 458,702
Qualcomm Inc	339,221	18,362	Unrealized Depreciation		(160,837)
Qwest Communications International Inc	365,433	2,606	Net Unrealized Appreciation (Depreciation)		$ 297,865
Sprint Nextel Corp (a)	626,359	2,831
			Cost for federal income tax purposes		$ 2,228,459
Tellabs Inc	77,362	410	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	592,754	21,114
Windstream Corp	101,428	1,299	Portfolio Summary (unaudited)
	$ 132,777		Sector		Percent
Textiles - 0.03%			Consumer, Non-cyclical		19 .37%
Cintas Corp	26,507	744	Financial		18 .21%
			Technology		12 .85%
Toys, Games & Hobbies - 0.12%			Energy		12 .46%
Hasbro Inc	28,559	1,259	Communications		11 .14%
Mattel Inc	75,244	1,782	Industrial		10 .99%
	$ 3,041		Consumer, Cyclical		8 .16%
Transportation - 1.83%			Basic Materials		3 .44%
CH Robinson Worldwide Inc	34,812	2,684	Utilities		3 .11%
CSX Corp	78,464	5,539	Exchange Traded Funds		0 .22%
Expeditors International of Washington Inc	44,529	2,256	Diversified		0 .05%
FedEx Corp	65,978	5,959	Other Assets in Excess of Liabilities, Net		0 .00%
Norfolk Southern Corp	76,196	4,662	TOTAL NET ASSETS		100.00%
Ryder System Inc	10,849	522
Union Pacific Corp	103,409	9,786
United Parcel Service Inc	207,372	14,852
	$ 46,260
TOTAL COMMON STOCKS	$ 2,455,932

See accompanying notes

136

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; March 2011	Long	220 $	68,146	$ 70,532	$ 2,386
					$ 2,386
All dollar amounts are shown in thousands (000's)

See accompanying notes

137

Schedule of Investments
LargeCap Value Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 96.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.84%			Healthcare - Products - 0.82%
BE Aerospace Inc (a)	330,564 $	12,789	Johnson & Johnson	176,199 $	10,531
Raytheon Co	220,700	11,033
	$ 23,822		Healthcare - Services - 4.42%
Agriculture - 0.64%			Aetna Inc	522,720	17,218
Altria Group Inc	351,568	8,265	Coventry Health Care Inc (a)	465,052	13,938
			UnitedHealth Group Inc	632,633	25,970
Automobile Manufacturers - 0.87%				$ 57,126
Ford Motor Co (a)	707,224	11,280	Insurance - 6.43%
			ACE Ltd	182,712	11,253
Automobile Parts & Equipment - 1.03%			Arch Capital Group Ltd (a)	116,994	10,325
TRW Automotive Holdings Corp (a)	222,067	13,249	Assurant Inc	307,458	12,062
			Berkshire Hathaway Inc - Class B (a)	229,625	18,772
Banks - 11.98%			Protective Life Corp	497,516	13,716
Bank of America Corp	667,191	9,161	Prudential Financial Inc	258,192	15,881
Capital One Financial Corp	390,638	18,813	Unum Group	45,353	1,131
Citigroup Inc (a)	3,758,379	18,115		$ 83,140
East West Bancorp Inc	622,907	13,523	Investment Companies - 0.86%
JP Morgan Chase & Co	582,799	26,191	Ares Capital Corp	659,154	11,067
M&T Bank Corp	93,304	8,068
PNC Financial Services Group Inc	367,653	22,059	Lodging - 0.47%
US Bancorp	1,010,831	27,293	Wyndham Worldwide Corp	214,854	6,044
Wells Fargo & Co	362,135	11,740
	$ 154,963		Machinery - Diversified - 0.97%
Biotechnology - 1.30%			AGCO Corp (a)	247,216	12,534
Amgen Inc (a)	305,965	16,853
			Media - 3.23%
Chemicals - 0.94%			CBS Corp	756,037	14,992
Lubrizol Corp	113,528	12,200	McGraw-Hill Cos Inc/The	380,044	14,814
			Viacom Inc	289,514	12,030
Computers - 1.55%				$ 41,836
EMC Corp/Massachusetts (a)	324,106	8,067	Metal Fabrication & Hardware - 0.86%
Western Digital Corp (a)	352,848	12,004	Timken Co	235,358	11,067
	$ 20,071
Cosmetics & Personal Care - 1.17%			Mining - 0.76%
Procter & Gamble Co	240,585	15,188	Freeport-McMoRan Copper & Gold Inc	90,317	9,822

Diversified Financial Services - 3.17%			Miscellaneous Manufacturing - 4.62%
Ameriprise Financial Inc	307,542	18,960	Carlisle Cos Inc	29,348	1,107
Discover Financial Services	821,839	16,922	Crane Co	255,284	11,337
Raymond James Financial Inc	142,708	5,169	General Electric Co	2,351,279	47,355
	$ 41,051			$ 59,799
Electric - 2.95%			Oil & Gas - 7.30%
Ameren Corp	401,905	11,402	Anadarko Petroleum Corp	125,303	9,658
Great Plains Energy Inc	298,857	5,882	Chevron Corp	265,236	25,179
OGE Energy Corp	203,055	9,318	Exxon Mobil Corp	337,999	27,270
Pinnacle West Capital Corp	283,922	11,558	Hess Corp	238,627	20,073
	$ 38,160		Occidental Petroleum Corp	126,459	12,226
Electrical Components & Equipment - 1.33%				$ 94,406
Energizer Holdings Inc (a)	153,906	11,195	Oil & Gas Services - 6.06%
Hubbell Inc	98,125	6,009	Baker Hughes Inc	260,975	17,879
	$ 17,204		Halliburton Co	393,221	17,695
Electronics - 2.32%			National Oilwell Varco Inc	308,346	22,787
Thermo Fisher Scientific Inc (a)	296,335	16,971	Oil States International Inc (a)	195,055	13,217
Thomas & Betts Corp (a)	253,930	13,050	Weatherford International Ltd (a)	287,166	6,812
	$ 30,021			$ 78,390
Food - 3.29%			Pharmaceuticals - 3.86%
Corn Products International Inc	323,920	14,943	Bristol-Myers Squibb Co	715,968	18,028
Kroger Co/The	393,558	8,422	Endo Pharmaceuticals Holdings Inc (a)	355,330	11,804
Smithfield Foods Inc (a)	383,012	7,626	Forest Laboratories Inc (a)	442,240	14,267
Tyson Foods Inc	704,519	11,589	Pfizer Inc (b)	318,083	5,795
	$ 42,580			$ 49,894
Forest Products & Paper - 1.24%			Pipelines - 0.82%
International Paper Co	555,279	16,036	Oneok Inc	180,793	10,647

Gas - 1.76%			Real Estate - 1.04%
Questar Corp	600,240	10,462	Jones Lang LaSalle Inc	152,323	13,502
UGI Corp	392,088	12,292
	$ 22,754		REITS - 2.12%
			Essex Property Trust Inc	93,427	10,838

See accompanying notes

138

Schedule of Investments LargeCap Value Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Unrealized Appreciation (Depreciation)
Host Hotels & Resorts Inc	897,697 $	16,616	The net federal income tax unrealized appreciation (depreciation) and federal tax
	$ 27,454		cost of investments held as of the period end were as follows:
Retail - 4.21%
Big Lots Inc (a)	344,885	10,964	Unrealized Appreciation	$ 152,963
Macy's Inc	234,440	5,427	Unrealized Depreciation	(7,785)
Signet Jewelers Ltd (a)	311,876	13,248	Net Unrealized Appreciation (Depreciation)	$ 145,178
Wal-Mart Stores Inc	443,120	24,846	Cost for federal income tax purposes	$ 1,137,183
	$ 54,485		All dollar amounts are shown in thousands (000's)
Semiconductors - 1.11%
Intel Corp	212,771	4,566	Portfolio Summary (unaudited)
Micron Technology Inc (a)	930,388	9,806	Sector	Percent
	$ 14,372		Financial	28 .00%
Software - 3.09%			Consumer, Non-cyclical	15 .50%
Microsoft Corp	1,037,843	28,774	Energy	14 .18%
Oracle Corp	347,821	11,141	Industrial	12 .54%
	$ 39,915		Communications	8 .15%
Telecommunications - 4.92%			Consumer, Cyclical	6 .58%
AT&T Inc	446,404	12,285	Technology	5 .75%
Motorola Mobility Holdings Inc (a)	51,866	1,445	Utilities	5 .49%
Motorola Solutions Inc (a)	195,510	7,580	Basic Materials	2 .94%
Qwest Communications International Inc	2,205,234	15,723	Other Assets in Excess of Liabilities, Net	0 .87%
Verizon Communications Inc	748,585	26,665	TOTAL NET ASSETS	100.00%
	$ 63,698
Transportation - 0.60%
Norfolk Southern Corp	126,670	7,751

Water - 0.78%
American Water Works Co Inc	397,288	10,131

TOTAL COMMON STOCKS		$ 1,251,308
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.40%	(000's)	Value (000's)
Banks - 2.40%
Investment in Joint Trading Account; Credit Suisse $	6,446	$ 6,446
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $6,574,694; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	8,594	8,594
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $8,766,258; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	3,223	3,223
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $3,287,347; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	8,601	8,600
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $8,772,526; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	4,190	4,190
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $4,273,551; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 31,053
TOTAL REPURCHASE AGREEMENTS		$ 31,053
Total Investments		$ 1,282,361
Other Assets in Excess of Liabilities, Net - 0.87%		$ 11,300
TOTAL NET ASSETS - 100.00%		$ 1,293,661

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,376 or 0.34% of net assets.

See accompanying notes

139

Schedule of Investments
LargeCap Value Fund
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; March 2011	Long	345 $	21,625	$ 22,121	$ 496
					$ 496
All dollar amounts are shown in thousands (000's)

See accompanying notes

140

Schedule of Investments
LargeCap Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS - 96.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Omnicom Group Inc	8,320 $	373	TCF Financial Corp	21,109 $	315
			US Bancorp	662,125	17,877
Aerospace & Defense - 2.09%			Valley National Bancorp	23,217	314
BE Aerospace Inc (a)	13,934	539	Wells Fargo & Co	1,771,046	57,417
Boeing Co/The	14,632	1,017		$ 275,320
General Dynamics Corp	304,798	22,981	Beverages - 0.93%
Goodrich Corp	8,979	814	Coca-Cola Co/The	64,139	4,031
L-3 Communications Holdings Inc	11,741	919	Constellation Brands Inc (a)	28,306	544
Lockheed Martin Corp	9,926	790	Dr Pepper Snapple Group Inc	23,392	829
Northrop Grumman Corp	30,561	2,118	Molson Coors Brewing Co	19,684	923
Raytheon Co	106,501	5,324	PepsiCo Inc	216,651	13,932
Rockwell Collins Inc	11,142	715		$ 20,259
United Technologies Corp	126,182	10,258	Biotechnology - 0.49%
	$ 45,475		Amgen Inc (a)	167,101	9,204
Agriculture - 1.37%			Biogen Idec Inc (a)	21,559	1,411
Altria Group Inc	77,465	1,821		$ 10,615
Archer-Daniels-Midland Co	57,105	1,866	Building Materials - 0.01%
Bunge Ltd	12,846	875	Armstrong World Industries Inc	2,735	111
Lorillard Inc	18,765	1,412
Philip Morris International Inc	35,922	2,056	Chemicals - 1.45%
Reynolds American Inc	686,618	21,841	Agrium Inc	128,200	11,332
	$ 29,871		Ashland Inc	10,733	623
Airlines - 0.20%			Cabot Corp	9,733	421
Copa Holdings SA	1,643	92	Celanese Corp	175,900	7,298
Southwest Airlines Co	348,641	4,132	CF Industries Holdings Inc	2,962	400
United Continental Holdings Inc (a)	5,986	152	Cytec Industries Inc	7,020	383
	$ 4,376		Dow Chemical Co/The	114,547	4,064
Apparel - 0.05%			Eastman Chemical Co	8,566	795
VF Corp	13,073	1,081	EI du Pont de Nemours & Co	59,353	3,008
			FMC Corp	3,312	252
Automobile Manufacturers - 0.62%			Huntsman Corp	28,172	490
Ford Motor Co (a)	398,200	6,351	PPG Industries Inc	13,868	1,169
General Motors Co (a)	193,700	7,068	RPM International Inc	9,035	212
	$ 13,419		Sherwin-Williams Co/The	4,992	423
Automobile Parts & Equipment - 0.46%			Sigma-Aldrich Corp	1,349	86
Autoliv Inc	8,415	646	Valspar Corp	13,330	498
BorgWarner Inc (a)	1,321	89		$ 31,454
Federal-Mogul Corp (a)	2,160	51	Coal - 0.13%
Johnson Controls Inc	222,492	8,542	Alpha Natural Resources Inc (a)	15,581	837
Lear Corp	5,181	547	Arch Coal Inc	6,657	228
TRW Automotive Holdings Corp (a)	3,329	199	Peabody Energy Corp	23,851	1,513
	$ 10,074		Walter Energy Inc	1,656	216
Banks - 12.66%				$ 2,794
BancorpSouth Inc	12,397	194	Commercial Services - 0.60%
Bank of America Corp	894,178	12,277	Aaron's Inc	4,617	89
Bank of Hawaii Corp	4,438	208	Apollo Group Inc (a)	73,800	3,046
Bank of New York Mellon Corp/The	396,831	12,393	Convergys Corp (a)	15,018	214
BB&T Corp	62,834	1,737	Education Management Corp (a)	1,151	21
BOK Financial Corp	3,641	188	Equifax Inc	18,910	676
Capital One Financial Corp	377,125	18,162	FTI Consulting Inc (a)	1,354	49
CIT Group Inc (a)	17,750	846	H&R Block Inc	26,625	333
Citigroup Inc (a)	8,125,212	39,164	Hertz Global Holdings Inc (a)	483,300	7,109
City National Corp/CA	6,409	370	KAR Auction Services Inc (a)	1,473	22
Commerce Bancshares Inc	10,483	431	RR Donnelley & Sons Co	28,180	499
Cullen/Frost Bankers Inc	7,695	445	Service Corp International/US	37,337	324
East West Bancorp Inc	21,869	475	Total System Services Inc	22,742	396
Fifth Third Bancorp	79,669	1,185	Towers Watson & Co	5,380	293
First Citizens BancShares Inc/NC	768	154		$ 13,071
Fulton Financial Corp	29,629	306	Computers - 3.43%
Goldman Sachs Group Inc/The	170,896	27,962	Brocade Communications Systems Inc (a)	64,041	361
JP Morgan Chase & Co	1,248,275	56,098	Computer Sciences Corp	13,755	733
KeyCorp	88,490	788	Diebold Inc	7,645	235
M&T Bank Corp	10,663	922	EMC Corp/Massachusetts (a)	474,500	11,810
Morgan Stanley	384,305	11,299	Hewlett-Packard Co	654,258	29,893
Northern Trust Corp	15,815	822	IBM Corp	153,100	24,802
PNC Financial Services Group Inc	52,697	3,162	Lexmark International Inc (a)	11,618	405
Popular Inc (a)	153,146	492	Seagate Technology PLC (a)	350,022	4,900
Regions Financial Corp	105,851	752	Synopsys Inc (a)	20,984	569
State Street Corp	44,639	2,085	Western Digital Corp (a)	26,388	898
SunTrust Banks Inc	212,948	6,480		$ 74,606

See accompanying notes

141

Schedule of Investments
LargeCap Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.43%			Electronics - 0.24%
Avery Dennison Corp	15,555 $	655	Avnet Inc (a)	22,932 $	817
Fortune Brands Inc	126,112	7,779	AVX Corp	5,683	89
Kimberly-Clark Corp	12,858	832	Garmin Ltd	15,754	486
	$ 9,266		Jabil Circuit Inc	7,480	151
Cosmetics & Personal Care - 1.88%			Tech Data Corp (a)	7,462	350
Alberto-Culver Co	9,592	357	Thermo Fisher Scientific Inc (a)	43,873	2,513
Avon Products Inc	178,200	5,045	Thomas & Betts Corp (a)	6,511	335
Colgate-Palmolive Co	11,940	917	Vishay Intertechnology Inc (a)	25,730	424
Procter & Gamble Co	548,456	34,624		$ 5,165
	$ 40,943		Engineering & Construction - 0.14%
Distribution & Wholesale - 0.07%			Aecom Technology Corp (a)	9,429	276
Genuine Parts Co	16,369	847	Chicago Bridge & Iron Co NV (a)	8,320	274
Ingram Micro Inc (a)	22,043	435	Fluor Corp	14,880	1,029
WESCO International Inc (a)	4,286	240	KBR Inc	22,592	725
	$ 1,522		McDermott International Inc (a)	6,656	138
Diversified Financial Services - 1.79%			URS Corp (a)	12,369	550
Ameriprise Financial Inc	287,101	17,700		$ 2,992
BlackRock Inc	6,712	1,329	Entertainment - 0.51%
CME Group Inc	51,483	15,885	DreamWorks Animation SKG Inc (a)	383,100	10,753
Discover Financial Services	59,476	1,225	Madison Square Garden Inc (a)	5,547	140
Federated Investors Inc	4,093	111	Regal Entertainment Group	9,194	112
Invesco Ltd	35,681	883		$ 11,005
Legg Mason Inc	22,408	742	Environmental Control - 0.14%
LPL Investment Holdings Inc (a)	2,014	69	Republic Services Inc	33,807	1,043
NASDAQ OMX Group Inc/The (a)	18,227	446	Waste Connections Inc	3,633	105
Raymond James Financial Inc	14,730	534	Waste Management Inc	49,005	1,856
	$ 38,924			$ 3,004
Electric - 4.25%			Food - 2.35%
AES Corp/The (a)	59,689	740	ConAgra Foods Inc	48,017	1,072
Alliant Energy Corp	16,460	612	Corn Products International Inc	11,094	512
Ameren Corp	35,366	1,003	Del Monte Foods Co	29,420	558
American Electric Power Co Inc	332,359	11,859	General Mills Inc	32,216	1,121
CMS Energy Corp	33,749	658	Hershey Co/The	9,558	446
Consolidated Edison Inc	28,589	1,427	HJ Heinz Co	22,906	1,088
Constellation Energy Group Inc	27,592	890	Hormel Foods Corp	9,966	492
Dominion Resources Inc/VA	60,431	2,631	JM Smucker Co/The	10,617	660
DPL Inc	17,761	465	Kellogg Co	104,082	5,235
DTE Energy Co	17,073	790	Kraft Foods Inc	143,018	4,372
Duke Energy Corp	132,403	2,367	Kroger Co/The	520,801	11,145
Edison International	166,028	6,023	McCormick & Co Inc/MD	9,850	435
Entergy Corp	19,195	1,385	Ralcorp Holdings Inc (a)	205,800	12,595
Exelon Corp	58,772	2,498	Safeway Inc	46,588	964
FirstEnergy Corp	301,132	11,780	Sara Lee Corp	28,668	487
GenOn Energy Inc (a)	115,673	479	Tyson Foods Inc	44,592	734
Great Plains Energy Inc	20,026	394	Unilever NV	307,500	9,111
Integrys Energy Group Inc	11,109	529		$ 51,027
ITC Holdings Corp	906	60	Forest Products & Paper - 0.48%
NextEra Energy Inc	145,511	7,779	Domtar Corp	6,293	553
Northeast Utilities	26,286	865	International Paper Co	280,513	8,101
NRG Energy Inc (a)	38,135	791	MeadWestvaco Corp	25,454	729
NSTAR	15,474	671	Plum Creek Timber Co Inc	13,911	582
NV Energy Inc	35,088	504	Rayonier Inc	8,421	499
OGE Energy Corp	14,288	656		$ 10,464
Pepco Holdings Inc	32,338	601	Gas - 0.26%
PG&E Corp	213,431	9,878	AGL Resources Inc	11,483	421
Pinnacle West Capital Corp	16,130	657	CenterPoint Energy Inc	62,442	1,009
PPL Corp	49,232	1,270	Energen Corp	10,669	596
Progress Energy Inc	25,549	1,148	NiSource Inc	40,936	762
Public Service Enterprise Group Inc	51,032	1,655	Questar Corp	24,828	433
SCANA Corp	16,757	708	Sempra Energy	21,924	1,142
Southern Co	426,334	16,038	Southern Union Co	18,590	497
Westar Energy Inc	16,027	409	UGI Corp	15,749	494
Wisconsin Energy Corp	17,660	1,065	Vectren Corp	12,127	321
Xcel Energy Inc	46,595	1,098		$ 5,675
	$ 92,383		Hand & Machine Tools - 0.08%
Electrical Components & Equipment - 0.05%			Regal-Beloit Corp	931	62
Energizer Holdings Inc (a)	10,458	760	Snap-On Inc	8,729	494
Hubbell Inc	4,993	306	Stanley Black & Decker Inc	16,201	1,178
	$ 1,066			$ 1,734

See accompanying notes

142

Schedule of Investments LargeCap Value Fund I January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products - 3.60%			Insurance (continued)
Baxter International Inc	118,882 $	5,765	Unum Group	36,400 $	908
Boston Scientific Corp (a)	805,181	5,620	Validus Holdings Ltd	10,507	319
Cooper Cos Inc/The	5,212	299	Wesco Financial Corp	195	73
Covidien PLC	227,944	10,820	WR Berkley Corp	17,975	508
Hill-Rom Holdings Inc	1,110	45	XL Group PLC	30,378	696
Hologic Inc (a)	38,452	766		$ 120,616
Hospira Inc (a)	84,500	4,667	Internet - 0.49%
Johnson & Johnson	682,043	40,766	AOL Inc (a)	16,179	380
Kinetic Concepts Inc (a)	8,459	390	eBay Inc (a)	72,469	2,200
Medtronic Inc	195,286	7,483	Expedia Inc	18,009	453
Teleflex Inc	4,883	280	Liberty Media Corp - Interactive (a)	59,651	945
Zimmer Holdings Inc (a)	21,680	1,283	Symantec Corp (a)	319,255	5,622
	$ 78,184		Yahoo! Inc (a)	67,037	1,081
Healthcare - Services - 2.59%				$ 10,681
Aetna Inc	43,184	1,422	Investment Companies - 0.02%
CIGNA Corp	29,576	1,243	Ares Capital Corp	28,631	481
Health Net Inc (a)	15,450	441
Humana Inc (a)	18,192	1,055	Iron & Steel - 0.53%
LifePoint Hospitals Inc (a)	8,068	284	Nucor Corp	16,087	739
Quest Diagnostics Inc	83,873	4,777	Reliance Steel & Aluminum Co	9,360	489
UnitedHealth Group Inc	808,146	33,174	Schnitzer Steel Industries Inc	2,592	160
WellPoint Inc (a)	224,469	13,944	Steel Dynamics Inc	191,900	3,493
	$ 56,340		United States Steel Corp	117,000	6,747
Home Builders - 0.02%				$ 11,628
DR Horton Inc	40,337	500	Leisure Products & Services - 0.52%
			Carnival Corp	253,695	11,343
Home Furnishings - 0.02%
Whirlpool Corp	6,102	522	Lodging - 0.04%
			Choice Hotels International Inc	3,084	117
Housewares - 0.04%			Wyndham Worldwide Corp	26,878	756
Newell Rubbermaid Inc	43,086	829		$ 873
			Machinery - Diversified - 1.32%
Insurance - 5.55%			AGCO Corp (a)	14,051	712
ACE Ltd	31,407	1,934	CNH Global NV (a)	3,067	149
Aflac Inc	353,025	20,328	Cummins Inc	81,200	8,597
Allied World Assurance Co Holdings Ltd	6,171	372	Deere & Co	206,500	18,771
Allstate Corp/The	58,824	1,832	Flowserve Corp	1,247	156
American Financial Group Inc/OH	12,791	416	IDEX Corp	1,665	66
Aon Corp	29,472	1,348	Wabtec Corp/DE	6,119	332
Arch Capital Group Ltd (a)	79,287	6,997		$ 28,783
Arthur J Gallagher & Co	10,539	313	Media - 4.36%
Aspen Insurance Holdings Ltd	12,337	371	Cablevision Systems Corp	23,512	796
Assurant Inc	16,703	655	CBS Corp	59,822	1,186
Axis Capital Holdings Ltd	12,204	434	Comcast Corp - Class A	873,831	19,880
Berkshire Hathaway Inc - Class B (a)	188,146	15,381	Discovery Communications Inc - A Shares (a)	11,426	446
Brown & Brown Inc	7,623	189	DISH Network Corp (a)	27,180	574
Chubb Corp	184,142	10,668	Gannett Co Inc	34,582	510
Cincinnati Financial Corp	21,475	688	Liberty Global Inc - A Shares (a)	22,188	900
CNA Financial Corp	3,911	105	Liberty Media Corp - Starz (a)	7,211	481
Endurance Specialty Holdings Ltd	6,106	284	McGraw-Hill Cos Inc/The	14,043	547
Erie Indemnity Co	1,143	76	Meredith Corp	2,774	93
Everest Re Group Ltd	8,802	742	New York Times Co/The (a)	20,246	205
Fidelity National Financial Inc	34,093	459	News Corp - Class A	792,212	11,899
Hartford Financial Services Group Inc	403,089	11,198	Thomson Reuters Corp	22,187	888
HCC Insurance Holdings Inc	16,694	506	Time Warner Cable Inc	184,997	12,548
Lincoln National Corp	26,914	776	Time Warner Inc	265,042	8,335
Loews Corp	28,073	1,124	Viacom Inc	329,162	13,677
MetLife Inc	643,397	29,448	Walt Disney Co/The	550,181	21,385
OneBeacon Insurance Group Ltd	3,439	47	Washington Post Co/The	855	366
PartnerRe Ltd	11,686	957		$ 94,716
Progressive Corp/The	73,761	1,461	Metal Fabrication & Hardware - 0.01%
Protective Life Corp	12,732	351	Timken Co	3,329	157
Prudential Financial Inc	50,759	3,122
Reinsurance Group of America Inc	10,924	629	Mining - 0.40%
RenaissanceRe Holdings Ltd	7,766	510	Alcoa Inc	87,181	1,445
StanCorp Financial Group Inc	7,295	325	Freeport-McMoRan Copper & Gold Inc	64,500	7,014
Symetra Financial Corp	3,267	43	Royal Gold Inc	6,549	304
Torchmark Corp	12,326	768		$ 8,763
Transatlantic Holdings Inc	9,606	494
Travelers Cos Inc/The	45,439	2,556	Miscellaneous Manufacturing - 5.17%
Unitrin Inc	7,605	205	Aptargroup Inc	10,079	484

See accompanying notes

143

Schedule of Investments
LargeCap Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals - 5.32%
Carlisle Cos Inc	8,445 $	318	Abbott Laboratories	22,455 $	1,014
Crane Co	7,116	316	Bristol-Myers Squibb Co	183,829	4,629
Danaher Corp	5,701	263	Cardinal Health Inc	26,071	1,082
Dover Corp	166,910	10,699	Cephalon Inc (a)	10,847	641
Eaton Corp	12,758	1,377	Eli Lilly & Co	83,714	2,911
General Electric Co	3,101,111	62,456	Endo Pharmaceuticals Holdings Inc (a)	17,412	578
Illinois Tool Works Inc	198,931	10,641	Forest Laboratories Inc (a)	30,525	985
Ingersoll-Rand PLC	28,700	1,355	King Pharmaceuticals Inc (a)	37,049	528
ITT Corp	358,214	21,106	McKesson Corp	12,788	961
Parker Hannifin Corp	11,649	1,042	Mead Johnson Nutrition Co	15,633	906
Pentair Inc	6,831	247	Merck & Co Inc	1,208,425	40,083
Tyco International Ltd	44,930	2,014	Mylan Inc/PA (a)	622,600	14,419
	$ 112,318		Pfizer Inc	2,525,932	46,023
Office & Business Equipment - 0.07%			Watson Pharmaceuticals Inc (a)	16,685	910
Pitney Bowes Inc	8,321	202		$ 115,670
Xerox Corp	134,790	1,431	Pipelines - 0.17%
	$ 1,633		El Paso Corp	58,832	934
Oil & Gas - 10.34%			Spectra Energy Corp	67,444	1,769
Anadarko Petroleum Corp	44,022	3,393	Williams Cos Inc	35,448	957
Apache Corp	98,143	11,715		$ 3,660
Atwood Oceanics Inc (a)	6,357	257	Real Estate - 0.64%
Chesapeake Energy Corp	57,914	1,710	CB Richard Ellis Group Inc (a)	623,200	13,829
Chevron Corp	603,214	57,264
ConocoPhillips	163,931	11,714	REITS - 1.70%
Denbury Resources Inc (a)	41,558	846	Alexandria Real Estate Equities Inc	8,185	631
Devon Energy Corp	105,229	9,333	AMB Property Corp	22,637	759
EOG Resources Inc	54,100	5,756	Annaly Capital Management Inc	759,581	13,543
Exxon Mobil Corp	608,760	49,114	Apartment Investment & Management Co	8,321	213
Helmerich & Payne Inc	13,574	797	AvalonBay Communities Inc	8,439	978
Hess Corp	111,145	9,350	Boston Properties Inc	14,088	1,329
Holly Corp	2,146	105	Brandywine Realty Trust	19,125	222
Marathon Oil Corp	53,283	2,435	BRE Properties Inc	9,478	423
Murphy Oil Corp	17,306	1,147	Camden Property Trust	9,922	550
Nabors Industries Ltd (a)	24,838	606	CommonWealth REIT	10,767	287
Newfield Exploration Co (a)	11,813	864	Corporate Office Properties Trust	8,538	312
Noble Corp	269,565	10,311	Digital Realty Trust Inc	701	38
Noble Energy Inc	18,173	1,656	Douglas Emmett Inc	18,044	333
Occidental Petroleum Corp	322,304	31,161	Equity Residential	26,927	1,459
Patterson-UTI Energy Inc	22,300	521	Essex Property Trust Inc	2,774	322
Pioneer Natural Resources Co	10,332	983	Federal Realty Investment Trust	3,329	268
Quicksilver Resources Inc (a)	16,534	248	HCP Inc	31,527	1,169
Rowan Cos Inc (a)	14,938	512	Health Care REIT Inc	21,747	1,067
SM Energy Co	2,995	186	Hospitality Properties Trust	18,168	452
Sunoco Inc	18,003	764	Host Hotels & Resorts Inc	66,417	1,229
Ultra Petroleum Corp (a)	195,605	9,336	Kimco Realty Corp	40,890	740
Unit Corp (a)	6,074	311	Liberty Property Trust	16,613	578
Valero Energy Corp	57,934	1,469	Macerich Co/The	19,258	937
Whiting Petroleum Corp (a)	8,125	1,026	Nationwide Health Properties Inc	17,894	672
	$ 224,890		Piedmont Office Realty Trust Inc	6,712	133
Oil & Gas Services - 1.38%			Public Storage Inc	1,930	210
Baker Hughes Inc	173,020	11,854	Realty Income Corp	16,534	578
National Oilwell Varco Inc	187,712	13,872	Regency Centers Corp	11,596	500
Oceaneering International Inc (a)	8,187	632	Senior Housing Properties Trust	18,824	422
Oil States International Inc (a)	7,376	500	Simon Property Group Inc	8,876	900
Schlumberger Ltd	15,408	1,371	SL Green Realty Corp	11,430	832
SEACOR Holdings Inc	3,366	356	Taubman Centers Inc	7,900	414
Superior Energy Services Inc (a)	11,014	387	UDR Inc	25,373	596
Weatherford International Ltd (a)	44,998	1,067	Ventas Inc	17,054	946
	$ 30,039		Vornado Realty Trust	14,944	1,316
Packaging & Containers - 0.18%			Weingarten Realty Investors	17,955	440
Ball Corp	10,894	775	Weyerhaeuser Co	47,735	1,107
Bemis Co Inc	16,066	523		$ 36,905
Greif Inc	4,944	312	Retail - 3.54%
Owens-Illinois Inc (a)	17,024	502	Abercrombie & Fitch Co	3,086	155
Packaging Corp of America	15,410	435	American Eagle Outfitters Inc	21,633	313
Sealed Air Corp	23,599	630	AutoNation Inc (a)	6,449	185
Sonoco Products Co	14,844	527	Best Buy Co Inc	294,300	10,006
Temple-Inland Inc	12,204	293	BJ's Wholesale Club Inc (a)	7,329	322
	$ 3,997		Brinker International Inc	1,976	46
			CVS Caremark Corp	107,152	3,665
			Darden Restaurants Inc	172,000	8,103

See accompanying notes

144

Schedule of Investments
LargeCap Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Retail (continued)			Transportation (continued)
Foot Locker Inc	22,206 $	397	FedEx Corp	88,703 $	8,012
GameStop Corp (a)	255,728	5,388	Frontline Ltd/Bermuda	1,110	29
Gap Inc/The	8,322	160	Kansas City Southern (a)	208,800	10,436
Kohl's Corp (a)	11,921	605	Kirby Corp (a)	7,464	349
Lowe's Cos Inc	431,510	10,702	Norfolk Southern Corp	37,543	2,297
Macy's Inc	37,979	879	Ryder System Inc	107,913	5,188
RadioShack Corp	16,179	245	Tidewater Inc	7,689	457
Signet Jewelers Ltd (a)	12,689	539	Union Pacific Corp	44,289	4,191
Target Corp	319,000	17,491			$ 33,747
TJX Cos Inc	282,100	13,369	Water - 0.03%
Walgreen Co	13,004	526	American Water Works Co Inc	26,390	673
Wal-Mart Stores Inc	68,271	3,828
	$ 76,924		TOTAL COMMON STOCKS		$ 2,095,345
Savings & Loans - 0.09%				Maturity
First Niagara Financial Group Inc	31,009	430		Amount
Hudson City Bancorp Inc	64,681	710	REPURCHASE AGREEMENTS - 3.17%	(000's)	Value (000's)
New York Community Bancorp Inc	44,130	809	Banks - 3.17%
	$ 1,949		Investment in Joint Trading Account; Credit Suisse $	14,293	$ 14,293
Semiconductors - 1.18%			Repurchase Agreement; 0.21% dated
Advanced Micro Devices Inc (a)	53,450	419	01/31/11 maturing 02/01/11 (collateralized by
Applied Materials Inc	159,000	2,495	US Treasury Notes; $14,578,464; 0.88% -
Atmel Corp (a)	7,179	97	5.13%; dated 05/31/11 - 05/15/16)
Fairchild Semiconductor International Inc (a)	18,422	328	Investment in Joint Trading Account; Deutsche	19,057	19,057
Intel Corp	468,856	10,061	Bank Repurchase Agreement; 0.21% dated
Intersil Corp	88,979	1,346	01/31/11 maturing 02/01/11 (collateralized by
LSI Corp (a)	96,540	598	Sovereign Agency Issues; $19,437,952;
Marvell Technology Group Ltd (a)	104,800	1,992	0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Micron Technology Inc (a)	84,808	894	Investment in Joint Trading Account; JP Morgan	7,146	7,146
National Semiconductor Corp	320,334	4,856	Repurchase Agreement; 0.18% dated
Novellus Systems Inc (a)	1,620	58	01/31/11 maturing 02/01/11 (collateralized by
PMC - Sierra Inc (a)	33,095	259	US Treasury Notes; $7,289,231; 0.00%; dated
Texas Instruments Inc	65,968	2,237	06/23/11 - 07/21/11)
	$ 25,640		Investment in Joint Trading Account; Merrill	19,071	19,070
Software - 2.37%			Lynch Repurchase Agreement; 0.21% dated
Adobe Systems Inc (a)	268,300	8,867	01/31/11 maturing 02/01/11 (collateralized by
Broadridge Financial Solutions Inc	1,665	38	Sovereign Agency Issues; $19,451,850;
CA Inc	9,985	238	0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Compuware Corp (a)	14,181	152	Investment in Joint Trading Account; Morgan	9,290	9,290
Fidelity National Information Services Inc	23,444	713	Stanley Repurchase Agreement; 0.21% dated
Fiserv Inc (a)	7,505	464	01/31/11 maturing 02/01/11 (collateralized by
Microsoft Corp	1,074,854	29,800	Sovereign Agency Issues; $9,476,002; 0.00%
Oracle Corp	352,000	11,275	- 4.63%; dated 07/27/11 - 01/02/14)
	$ 51,547				$ 68,856
Telecommunications - 5.88%			TOTAL REPURCHASE AGREEMENTS		$ 68,856
Amdocs Ltd (a)	22,199	647	Total Investments		$ 2,164,201
AT&T Inc	2,359,878	64,944	Other Assets in Excess of Liabilities, Net - 0.47%		$ 10,291
BCE Inc	506,800	18,412	TOTAL NET ASSETS - 100.00%		$ 2,174,492
CenturyLink Inc	26,725	1,156
Cisco Systems Inc (a)	752,000	15,905
Corning Inc	133,681	2,969	(a) Non-Income Producing Security
EchoStar Holding Corp (a)	5,640	154
Motorola Mobility Holdings Inc (a)	25,848	720
Motorola Solutions Inc (a)	33,289	1,291
			Unrealized Appreciation (Depreciation)
Qwest Communications International Inc	154,743	1,103	The net federal income tax unrealized appreciation (depreciation) and federal tax
Sprint Nextel Corp (a)	260,704	1,178
			cost of investments held as of the period end were as follows:
Tellabs Inc	58,830	312
Verizon Communications Inc	251,504	8,958	Unrealized Appreciation		$ 247,712
Virgin Media Inc	29,402	740	Unrealized Depreciation		(41,409)
Vodafone Group PLC ADR	314,700	8,925	Net Unrealized Appreciation (Depreciation)		$ 206,303
Windstream Corp	41,961	537	Cost for federal income tax purposes		$ 1,957,898
	$ 127,951		All dollar amounts are shown in thousands (000's)
Textiles - 0.04%
Cintas Corp	19,245	540
Mohawk Industries Inc (a)	7,316	406
	$ 946
Toys, Games & Hobbies - 0.02%
Mattel Inc	22,882	542

Transportation - 1.55%
CSX Corp	39,489	2,788

See accompanying notes

145

Schedule of Investments
LargeCap Value Fund I
January 31, 2011 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		25 .62%
Consumer, Non-cyclical		19 .56%
Energy		12 .02%
Industrial		10 .97%
Communications		10 .75%
Technology		7 .06%
Consumer, Cyclical		6 .15%
Utilities		4 .54%
Basic Materials		2 .86%
Other Assets in Excess of Liabilities, Net		0 .47%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; March 2011	Long	1,238 $	78,999	$ 79,380	$ 381
$ 381

All dollar amounts are shown in thousands (000's)

See accompanying notes

146

Schedule of Investments
LargeCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS - 96.99%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Omnicom Group Inc	6,265 $	281	State Street Corp	33,644 $	1,572
			SunTrust Banks Inc	34,363	1,046
Aerospace & Defense - 2.87%			TCF Financial Corp	15,890	237
BE Aerospace Inc (a)	10,493	406	US Bancorp	144,529	3,902
Boeing Co/The	142,918	9,930	Valley National Bancorp	17,483	237
General Dynamics Corp	25,980	1,959	Wells Fargo & Co	1,685,403	54,641
Goodrich Corp	6,767	613		$ 202,896
L-3 Communications Holdings Inc	8,841	692	Beverages - 0.94%
Lockheed Martin Corp	7,476	595	Coca-Cola Co/The	48,341	3,038
Northrop Grumman Corp	313,714	21,741	Constellation Brands Inc (a)	360,157	6,922
Raytheon Co	192,698	9,632	Dr Pepper Snapple Group Inc	17,630	625
Rockwell Collins Inc	8,391	538	Molson Coors Brewing Co	14,824	695
United Technologies Corp	9,023	734	PepsiCo Inc	61,931	3,983
	$ 46,840			$ 15,263
Agriculture - 2.21%			Biotechnology - 0.89%
Altria Group Inc	337,686	7,939	Amgen Inc (a)	77,113	4,247
Archer-Daniels-Midland Co	144,703	4,728	Biogen Idec Inc (a)	16,235	1,063
Bunge Ltd	164,173	11,175	Gilead Sciences Inc (a)	240,900	9,246
Lorillard Inc	14,131	1,063		$ 14,556
Philip Morris International Inc	176,103	10,080	Building Materials - 0.01%
Reynolds American Inc	31,040	987	Armstrong World Industries Inc	2,061	84
	$ 35,972
Airlines - 0.62%			Chemicals - 2.83%
Copa Holdings SA	1,238	70	Agrium Inc	46,700	4,128
Delta Air Lines Inc (a)	806,000	9,406	Ashland Inc	8,079	469
Southwest Airlines Co	50,126	594	Cabot Corp	7,326	317
United Continental Holdings Inc (a)	4,508	114	CF Industries Holdings Inc	32,729	4,420
	$ 10,184		Cytec Industries Inc	5,284	288
Apparel - 0.05%			Dow Chemical Co/The	619,928	21,995
VF Corp	9,853	815	Eastman Chemical Co	6,451	599
			EI du Pont de Nemours & Co	229,295	11,621
Automobile Manufacturers - 0.95%			FMC Corp	2,494	190
Ford Motor Co (a)	506,000	8,071	Huntsman Corp	21,214	369
General Motors Co (a)	203,100	7,411	PPG Industries Inc	10,442	880
	$ 15,482		RPM International Inc	6,802	159
Automobile Parts & Equipment - 0.50%			Sherwin-Williams Co/The	3,759	318
Autoliv Inc	6,337	487	Sigma-Aldrich Corp	1,016	65
BorgWarner Inc (a)	994	67	Valspar Corp	10,039	375
Federal-Mogul Corp (a)	1,625	38		$ 46,193
Johnson Controls Inc	4,366	168	Coal - 0.13%
Lear Corp	67,902	7,172	Alpha Natural Resources Inc (a)	11,743	631
TRW Automotive Holdings Corp (a)	2,507	150	Arch Coal Inc	5,013	172
	$ 8,082		Peabody Energy Corp	17,961	1,139
Banks - 12.43%			Walter Energy Inc	1,246	162
BancorpSouth Inc	9,332	146		$ 2,104
Bank of America Corp	1,287,367	17,675	Commercial Services - 0.14%
Bank of Hawaii Corp	3,342	157	Aaron's Inc	3,476	67
Bank of New York Mellon Corp/The	99,452	3,106	Convergys Corp (a)	11,319	161
BB&T Corp	293,900	8,123	Education Management Corp (a)	967	18
BOK Financial Corp	2,742	142	Equifax Inc	14,241	509
Capital One Financial Corp	191,496	9,223	FTI Consulting Inc (a)	1,019	37
CIT Group Inc (a)	13,366	637	H&R Block Inc	20,049	251
Citigroup Inc (a)	1,417,188	6,831	KAR Auction Services Inc (a)	1,171	17
City National Corp/CA	4,824	279	RR Donnelley & Sons Co	21,220	376
Comerica Inc	96,900	3,702	Service Corp International/US	28,106	244
Commerce Bancshares Inc	7,893	325	Total System Services Inc	17,125	298
Cullen/Frost Bankers Inc	5,793	335	Towers Watson & Co	4,054	221
East West Bancorp Inc	16,467	358		$ 2,199
Fifth Third Bancorp	477,295	7,097	Computers - 2.85%
First Citizens BancShares Inc/NC	578	116	Brocade Communications Systems Inc (a)	48,225	272
Fulton Financial Corp	22,311	230	Computer Sciences Corp	10,358	552
Goldman Sachs Group Inc/The	80,893	13,235	Dell Inc (a)	1,467,100	19,307
JP Morgan Chase & Co	1,207,193	54,251	Diebold Inc	5,756	176
KeyCorp	66,638	593	EMC Corp/Massachusetts (a)	189,387	4,714
M&T Bank Corp	8,029	694	Hewlett-Packard Co	219,100	10,011
Morgan Stanley	342,485	10,069	IBM Corp	61,249	9,922
Northern Trust Corp	11,919	620	Lexmark International Inc (a)	8,746	305
PNC Financial Services Group Inc	39,683	2,381	Seagate Technology PLC (a)	13,784	193
Popular Inc (a)	115,327	370	Synopsys Inc (a)	15,803	429
Regions Financial Corp	79,771	566

See accompanying notes

147

Schedule of Investments
LargeCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electrical Components & Equipment (continued)
Western Digital Corp (a)	19,872 $	676	Hubbell Inc	3,760 $	230
	$ 46,557			$ 803
Consumer Products - 0.47%			Electronics - 1.16%
Avery Dennison Corp	11,713	493	Avnet Inc (a)	17,284	616
Fortune Brands Inc	8,990	554	AVX Corp	4,279	67
Kimberly-Clark Corp	101,383	6,563	Garmin Ltd	204,464	6,304
	$ 7,610		Jabil Circuit Inc	5,632	114
Cosmetics & Personal Care - 0.76%			Tech Data Corp (a)	5,618	263
Alberto-Culver Co	7,222	269	Thermo Fisher Scientific Inc (a)	33,039	1,892
Colgate-Palmolive Co	8,991	690	Thomas & Betts Corp (a)	4,902	252
Procter & Gamble Co	181,687	11,470	Tyco Electronics Ltd	252,200	9,137
	$ 12,429		Vishay Intertechnology Inc (a)	19,376	320
Distribution & Wholesale - 0.07%				$ 18,965
Genuine Parts Co	12,321	637	Engineering & Construction - 0.14%
Ingram Micro Inc (a)	16,599	328	Aecom Technology Corp (a)	7,100	208
WESCO International Inc (a)	3,227	181	Chicago Bridge & Iron Co NV (a)	6,265	206
	$ 1,146		Fluor Corp	11,205	775
Diversified Financial Services - 1.56%			KBR Inc	17,014	546
Ameriprise Financial Inc	165,644	10,212	McDermott International Inc (a)	5,012	104
BlackRock Inc	5,058	1,002	URS Corp (a)	9,314	414
CME Group Inc	5,409	1,669		$ 2,253
Discover Financial Services	44,788	922	Entertainment - 0.01%
Federated Investors Inc	3,081	83	Madison Square Garden Inc (a)	4,177	106
Franklin Resources Inc	79,694	9,615	Regal Entertainment Group	6,929	84
Invesco Ltd	26,869	665		$ 190
Legg Mason Inc	16,875	559	Environmental Control - 0.14%
LPL Investment Holdings Inc (a)	1,518	52	Republic Services Inc	25,480	786
NASDAQ OMX Group Inc/The (a)	13,726	336	Waste Connections Inc	2,735	79
Raymond James Financial Inc	11,101	402	Waste Management Inc	36,903	1,398
	$ 25,517			$ 2,263
Electric - 3.56%			Food - 2.17%
AES Corp/The (a)	44,949	557	ConAgra Foods Inc	36,190	808
Alliant Energy Corp	12,390	460	Corn Products International Inc	8,351	385
Ameren Corp	26,655	756	Del Monte Foods Co	22,147	420
American Electric Power Co Inc	288,559	10,296	General Mills Inc	24,281	845
CMS Energy Corp	25,405	495	Hershey Co/The	7,196	336
Consolidated Edison Inc	21,529	1,075	HJ Heinz Co	17,249	819
Constellation Energy Group Inc	177,679	5,730	Hormel Foods Corp	7,504	371
Dominion Resources Inc/VA	256,507	11,168	JM Smucker Co/The	8,110	504
DPL Inc	13,375	350	Kellogg Co	2,923	147
DTE Energy Co	12,857	595	Kraft Foods Inc	107,701	3,292
Duke Energy Corp	99,707	1,783	Kroger Co/The	99,617	2,132
Edison International	148,045	5,371	McCormick & Co Inc/MD	7,424	328
Entergy Corp	14,455	1,043	Safeway Inc	387,512	8,018
Exelon Corp	44,296	1,883	Sara Lee Corp	362,907	6,159
FirstEnergy Corp	20,441	800	Smithfield Foods Inc (a)	298,100	5,935
GenOn Energy Inc (a)	87,183	361	Sysco Corp	150,700	4,391
Great Plains Energy Inc	15,080	297	Tyson Foods Inc	33,581	552
Integrys Energy Group Inc	8,365	398		$ 35,442
ITC Holdings Corp	682	45	Forest Products & Paper - 0.13%
NextEra Energy Inc	31,486	1,683	Domtar Corp	4,738	417
Northeast Utilities	19,794	652	International Paper Co	10,025	289
NRG Energy Inc (a)	28,718	596	MeadWestvaco Corp	19,160	549
NSTAR	11,652	506	Plum Creek Timber Co Inc	10,484	439
NV Energy Inc	26,423	380	Rayonier Inc	6,342	375
OGE Energy Corp	10,755	494		$ 2,069
Pepco Holdings Inc	24,352	452	Gas - 1.04%
PG&E Corp	30,171	1,396	AGL Resources Inc	8,645	317
Pinnacle West Capital Corp	12,142	494	CenterPoint Energy Inc	47,062	760
PPL Corp	37,106	957	Energen Corp	8,041	449
Progress Energy Inc	19,256	865	NiSource Inc	230,116	4,285
Public Service Enterprise Group Inc	38,430	1,246	Questar Corp	18,696	326
SCANA Corp	12,629	534	Sempra Energy	189,109	9,847
Southern Co	62,605	2,355	Southern Union Co	13,999	374
Westar Energy Inc	12,069	308	UGI Corp	11,860	372
Wisconsin Energy Corp	13,310	802	Vectren Corp	9,131	242
Xcel Energy Inc	35,088	827		$ 16,972
	$ 58,010		Hand & Machine Tools - 0.08%
Electrical Components & Equipment - 0.05%			Regal-Beloit Corp	700	47
Energizer Holdings Inc (a)	7,877	573	Snap-On Inc	6,579	372

See accompanying notes

148

Schedule of Investments
LargeCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Hand & Machine Tools (continued)			Insurance (continued)
Stanley Black & Decker Inc	12,199 $	887	Transatlantic Holdings Inc	7,234 $	372
	$ 1,306		Travelers Cos Inc/The	373,263	21,000
Healthcare - Products - 3.96%			Unitrin Inc	5,727	154
Baxter International Inc	11,141	540	Unum Group	27,410	684
Boston Scientific Corp (a)	100,668	703	Validus Holdings Ltd	7,911	241
Cooper Cos Inc/The	3,924	225	Wesco Financial Corp	146	55
Covidien PLC	197,517	9,376	WR Berkley Corp	13,535	382
Hill-Rom Holdings Inc	836	34	XL Group PLC	22,876	524
Hologic Inc (a)	28,981	577		$ 82,132
Johnson & Johnson	854,933	51,099	Internet - 0.29%
Kinetic Concepts Inc (a)	6,376	294	AOL Inc (a)	12,180	287
Medtronic Inc	17,083	655	eBay Inc (a)	54,620	1,658
Teleflex Inc	3,677	211	Expedia Inc	13,563	341
Zimmer Holdings Inc (a)	16,326	966	Liberty Media Corp - Interactive (a)	44,921	712
	$ 64,680		Symantec Corp (a)	55,514	978
Healthcare - Services - 0.73%			Yahoo! Inc (a)	50,525	814
Aetna Inc	32,547	1,072		$ 4,790
CIGNA Corp	22,271	936	Investment Companies - 0.02%
Health Net Inc (a)	119,930	3,422	Ares Capital Corp	21,562	362
Humana Inc (a)	13,699	794
LifePoint Hospitals Inc (a)	6,073	214	Iron & Steel - 0.71%
Quest Diagnostics Inc	2,088	119	Cliffs Natural Resources Inc	86,300	7,375
UnitedHealth Group Inc	91,499	3,756	Nucor Corp	12,114	556
WellPoint Inc (a)	26,808	1,665	Reliance Steel & Aluminum Co	68,746	3,595
	$ 11,978		Schnitzer Steel Industries Inc	1,953	121
Home Builders - 0.40%				$ 11,647
DR Horton Inc	30,376	376	Leisure Products & Services - 0.36%
NVR Inc (a)	8,100	6,197	Carnival Corp	20,729	927
	$ 6,573		Royal Caribbean Cruises Ltd (a)	111,300	4,997
Home Furnishings - 0.02%				$ 5,924
Whirlpool Corp	4,595	393	Lodging - 0.04%
			Choice Hotels International Inc	2,322	88
Housewares - 0.04%			Wyndham Worldwide Corp	20,241	569
Newell Rubbermaid Inc	32,474	625		$ 657
			Machinery - Construction & Mining - 0.28%
Insurance - 5.03%			Caterpillar Inc	47,100	4,569
ACE Ltd	167,312	10,305
Aflac Inc	166,606	9,593	Machinery - Diversified - 0.36%
Allied World Assurance Co Holdings Ltd	4,647	280	AGCO Corp (a)	10,591	537
Allstate Corp/The	44,297	1,379	CNH Global NV (a)	2,309	112
American Financial Group Inc/OH	9,629	313	Deere & Co	52,800	4,799
Aon Corp	22,194	1,015	Flowserve Corp	940	117
Arch Capital Group Ltd (a)	5,109	451	IDEX Corp	1,254	50
Arthur J Gallagher & Co	7,935	236	Wabtec Corp/DE	4,612	250
Aspen Insurance Holdings Ltd	9,287	279		$ 5,865
Assurant Inc	12,579	493	Media - 6.83%
Axis Capital Holdings Ltd	9,189	327	Cablevision Systems Corp	22,205	751
Berkshire Hathaway Inc - Class B (a)	141,804	11,593	CBS Corp	270,848	5,371
Brown & Brown Inc	5,740	142	Comcast Corp - Class A	1,334,149	30,352
Chubb Corp	25,108	1,455	DIRECTV (a)	133,600	5,663
Cincinnati Financial Corp	16,167	518	Discovery Communications Inc - A Shares (a)	8,605	336
CNA Financial Corp	2,948	79	DISH Network Corp (a)	20,467	432
Endurance Specialty Holdings Ltd	4,598	214	Gannett Co Inc	276,732	4,079
Erie Indemnity Co	860	57	Liberty Global Inc - A Shares (a)	16,709	678
Everest Re Group Ltd	6,629	559	Liberty Media Corp - Starz (a)	5,429	362
Fidelity National Financial Inc	25,695	346	McGraw-Hill Cos Inc/The	10,576	412
Hartford Financial Services Group Inc	33,502	931	Meredith Corp	2,089	71
HCC Insurance Holdings Inc	12,565	380	New York Times Co/The (a)	15,246	154
Lincoln National Corp	20,285	585	News Corp - Class A	821,506	12,339
Loews Corp	21,159	847	Thomson Reuters Corp	16,708	669
MetLife Inc	221,871	10,155	Time Warner Cable Inc	276,755	18,772
OneBeacon Insurance Group Ltd	2,590	36	Time Warner Inc	262,305	8,250
PartnerRe Ltd	8,800	721	Viacom Inc	192,797	8,010
Progressive Corp/The	55,594	1,101	Walt Disney Co/The	370,084	14,385
Protective Life Corp	9,584	264	Washington Post Co/The	644	276
Prudential Financial Inc	38,224	2,351		$ 111,362
Reinsurance Group of America Inc	8,227	474	Metal Fabrication & Hardware - 0.23%
RenaissanceRe Holdings Ltd	5,848	384	Commercial Metals Co	219,400	3,668
StanCorp Financial Group Inc	5,491	245	Timken Co	2,507	118
Symetra Financial Corp	2,598	34		$ 3,786
Torchmark Corp	9,283	578
See accompanying notes			149

Schedule of Investments
LargeCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining - 0.54%			Packaging & Containers (continued)
Alcoa Inc	517,952 $	8,582	Sealed Air Corp	17,766 $	474
Royal Gold Inc	4,931	229	Sonoco Products Co	11,174	397
	$ 8,811		Temple-Inland Inc	9,189	220
Miscellaneous Manufacturing - 5.31%				$ 3,010
Aptargroup Inc	7,587	365	Pharmaceuticals - 6.83%
Carlisle Cos Inc	6,360	240	Abbott Laboratories	212,724	9,606
Crane Co	5,358	238	AstraZeneca PLC ADR	412,100	20,152
Danaher Corp	4,293	198	Bristol-Myers Squibb Co	313,933	7,905
Dover Corp	7,462	478	Cardinal Health Inc	19,632	815
Eaton Corp	103,407	11,164	Cephalon Inc (a)	8,168	483
General Electric Co	1,078,849	21,727	Eli Lilly & Co	63,041	2,192
Honeywell International Inc	172,200	9,645	Endo Pharmaceuticals Holdings Inc (a)	13,107	435
Ingersoll-Rand PLC	350,813	16,558	Forest Laboratories Inc (a)	22,986	742
ITT Corp	165,626	9,759	King Pharmaceuticals Inc (a)	27,923	398
Parker Hannifin Corp	162,072	14,491	McKesson Corp	9,638	724
Pentair Inc	5,144	186	Mead Johnson Nutrition Co	11,772	682
Tyco International Ltd	33,834	1,517	Merck & Co Inc	331,081	10,982
	$ 86,566		Pfizer Inc	2,758,017	50,251
Office & Business Equipment - 0.32%			Teva Pharmaceutical Industries Ltd ADR	98,200	5,367
Pitney Bowes Inc	6,266	152	Watson Pharmaceuticals Inc (a)	12,565	685
Xerox Corp	472,504	5,018		$ 111,419
	$ 5,170		Pipelines - 0.17%
Oil & Gas - 12.10%			El Paso Corp	44,302	704
Anadarko Petroleum Corp	155,679	11,999	Spectra Energy Corp	50,789	1,332
Apache Corp	101,165	12,075	Williams Cos Inc	26,694	720
Atwood Oceanics Inc (a)	4,786	193		$ 2,756
Chesapeake Energy Corp	43,649	1,289	REITS - 1.13%
Chevron Corp	293,738	27,884	Alexandria Real Estate Equities Inc	6,163	475
ConocoPhillips	215,522	15,402	AMB Property Corp	17,061	572
Denbury Resources Inc (a)	31,326	637	Annaly Capital Management Inc	47,091	840
Devon Energy Corp	282,793	25,081	Apartment Investment & Management Co	6,266	160
Ensco PLC ADR	249,900	13,580	AvalonBay Communities Inc	6,354	737
EQT Corp	196,100	9,450	Boston Properties Inc	10,606	1,001
Exxon Mobil Corp	151,286	12,206	Brandywine Realty Trust	14,396	167
Helmerich & Payne Inc	10,221	600	BRE Properties Inc	7,134	319
Hess Corp	149,353	12,563	Camden Property Trust	7,469	414
Holly Corp	1,615	79	CommonWealth REIT	8,107	216
Marathon Oil Corp	426,425	19,488	Corporate Office Properties Trust	6,427	235
Murphy Oil Corp	13,032	864	Digital Realty Trust Inc	527	29
Nabors Industries Ltd (a)	18,704	456	Douglas Emmett Inc	13,583	250
Newfield Exploration Co (a)	105,595	7,727	Equity Residential	20,277	1,099
Nexen Inc	239,700	6,028	Essex Property Trust Inc	2,089	242
Noble Energy Inc	13,684	1,247	Federal Realty Investment Trust	2,507	202
Occidental Petroleum Corp	145,399	14,058	HCP Inc	23,742	881
Patterson-UTI Energy Inc	16,793	392	Health Care REIT Inc	16,390	804
Pioneer Natural Resources Co	7,780	740	Hospitality Properties Trust	13,676	340
Quicksilver Resources Inc (a)	12,450	187	Host Hotels & Resorts Inc	49,998	925
Rowan Cos Inc (a)	11,250	386	Kimco Realty Corp	30,819	558
SM Energy Co	2,257	140	Liberty Property Trust	12,506	435
Sunoco Inc	13,558	576	Macerich Co/The	14,515	706
Unit Corp (a)	4,572	234	Nationwide Health Properties Inc	13,476	506
Valero Energy Corp	43,627	1,106	Piedmont Office Realty Trust Inc	5,052	100
Whiting Petroleum Corp (a)	6,118	773	Public Storage Inc	1,452	158
	$ 197,440		Realty Income Corp	12,451	435
Oil & Gas Services - 0.44%			Regency Centers Corp	8,732	376
Baker Hughes Inc	20,887	1,431	Senior Housing Properties Trust	14,175	318
National Oilwell Varco Inc	32,842	2,427	Simon Property Group Inc	6,683	678
Oceaneering International Inc (a)	6,170	476	SL Green Realty Corp	8,604	626
Oil States International Inc (a)	5,552	376	Taubman Centers Inc	5,947	311
Schlumberger Ltd	11,603	1,033	UDR Inc	19,106	449
SEACOR Holdings Inc	2,533	268	Ventas Inc	12,843	712
Superior Energy Services Inc (a)	8,301	292	Vornado Realty Trust	11,253	991
Weatherford International Ltd (a)	33,916	804	Weingarten Realty Investors	13,521	332
	$ 7,107		Weyerhaeuser Co	35,947	833
Packaging & Containers - 0.18%				$ 18,432
Ball Corp	8,204	584	Retail - 4.01%
Bemis Co Inc	12,094	394	Abercrombie & Fitch Co	2,326	117
Greif Inc	3,721	235	American Eagle Outfitters Inc	16,290	236
Owens-Illinois Inc (a)	12,820	378	AutoNation Inc (a)	4,856	139
Packaging Corp of America	11,604	328	BJ's Wholesale Club Inc (a)	5,524	243
			Brinker International Inc	1,488	35

See accompanying notes

150

Schedule of Investments
LargeCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Retail (continued)			Transportation (continued)
CVS Caremark Corp	347,414 $	11,882	Norfolk Southern Corp	28,271 $	1,730
Foot Locker Inc	16,721	299	Tidewater Inc	5,787	344
GameStop Corp (a)	17,191	362	Union Pacific Corp	128,983	12,206
Gap Inc/The	751,364	14,479			$ 17,343
Kohl's Corp (a)	178,878	9,083	Water - 0.03%
Lowe's Cos Inc	275,027	6,820	American Water Works Co Inc	19,890	507
Macy's Inc	28,600	662
Office Depot Inc (a)	603,100	3,166	TOTAL COMMON STOCKS		$ 1,582,498
RadioShack Corp	12,180	185		Maturity
Signet Jewelers Ltd (a)	9,552	406		Amount
TJX Cos Inc	101,200	4,796	REPURCHASE AGREEMENTS - 2.14%	(000's)	Value (000's)
Walgreen Co	9,793	396	Banks - 2.14%
Wal-Mart Stores Inc	216,055	12,114	Investment in Joint Trading Account; Credit Suisse $	7,264	$ 7,264
	$ 65,420		Repurchase Agreement; 0.21% dated
Savings & Loans - 0.09%			01/31/11 maturing 02/01/11 (collateralized by
First Niagara Financial Group Inc	23,343	324	US Treasury Notes; $7,408,942; 0.88% -
Hudson City Bancorp Inc	48,709	535	5.13%; dated 05/31/11 - 05/15/16)
New York Community Bancorp Inc	33,220	608	Investment in Joint Trading Account; Deutsche	9,685	9,684
	$ 1,467		Bank Repurchase Agreement; 0.21% dated
Semiconductors - 0.70%			01/31/11 maturing 02/01/11 (collateralized by
Advanced Micro Devices Inc (a)	40,250	315	Sovereign Agency Issues; $9,878,591; 0.00%
Atmel Corp (a)	5,411	73	- 7.13%; dated 02/22/11 - 06/15/38)
Fairchild Semiconductor International Inc (a)	13,868	247	Investment in Joint Trading Account; JP Morgan	3,632	3,632
Intel Corp	349,449	7,499	Repurchase Agreement; 0.18% dated
Intersil Corp	9,103	138	01/31/11 maturing 02/01/11 (collateralized by
LSI Corp (a)	72,674	450	US Treasury Notes; $3,704,472; 0.00%; dated
Micron Technology Inc (a)	63,921	674	06/23/11 - 07/21/11)
National Semiconductor Corp	2,434	37	Investment in Joint Trading Account; Merrill	9,692	9,692
Novellus Systems Inc (a)	1,219	44	Lynch Repurchase Agreement; 0.21% dated
PMC - Sierra Inc (a)	24,913	195	01/31/11 maturing 02/01/11 (collateralized by
Texas Instruments Inc	49,678	1,684	Sovereign Agency Issues; $9,885,654; 0.00%
	$ 11,356		- 8.13%; dated 11/23/11 - 01/15/26)
Software - 1.54%			Investment in Joint Trading Account; Morgan	4,721	4,722
Broadridge Financial Solutions Inc	1,254	29	Stanley Repurchase Agreement; 0.21% dated
CA Inc	7,519	179	01/31/11 maturing 02/01/11 (collateralized by
Compuware Corp (a)	10,679	114	Sovereign Agency Issues; $4,815,813; 0.00%
Fidelity National Information Services Inc	17,655	537	- 4.63%; dated 07/27/11 - 01/02/14)
Fiserv Inc (a)	5,651	349			$ 34,994
Microsoft Corp	701,772	19,457	TOTAL REPURCHASE AGREEMENTS		$ 34,994
Oracle Corp	141,430	4,530	Total Investments		$ 1,617,492
	$ 25,195		Other Assets in Excess of Liabilities, Net - 0.87%		$ 14,235
Telecommunications - 4.39%			TOTAL NET ASSETS - 100.00%		$ 1,631,727
Amdocs Ltd (a)	16,717	487
AT&T Inc	941,084	25,898
CenturyLink Inc	170,343	7,365	(a) Non-Income Producing Security
Cisco Systems Inc (a)	428,643	9,066
Corning Inc	337,168	7,489
EchoStar Holding Corp (a)	4,246	116
Motorola Mobility Holdings Inc (a)	19,482	543	Unrealized Appreciation (Depreciation)
Motorola Solutions Inc (a)	25,068	972	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Qwest Communications International Inc	116,530	831
Sprint Nextel Corp (a)	196,251	887
			Unrealized Appreciation		$ 191,408
Tellabs Inc	44,286	235	Unrealized Depreciation		(37,977)
Verizon Communications Inc	189,557	6,752	Net Unrealized Appreciation (Depreciation)		$ 153,431
Virgin Media Inc	22,140	557	Cost for federal income tax purposes		$ 1,464,061
Vodafone Group PLC ADR	350,800	9,949	All dollar amounts are shown in thousands (000's)
Windstream Corp	31,626	405
	$ 71,552		Portfolio Summary (unaudited)
Textiles - 0.04%			Sector		Percent
Cintas Corp	14,492	407	Financial		22 .40%
Mohawk Industries Inc (a)	5,514	306
			Consumer, Non-cyclical		19 .10%
	$ 713		Energy		12 .84%
Toys, Games & Hobbies - 0.03%			Industrial		11 .87%
Mattel Inc	17,232	408	Communications		11 .53%
			Consumer, Cyclical		7 .14%
Transportation - 1.06%			Technology		5 .41%
CSX Corp	29,737	2,099	Utilities		4 .63%
FedEx Corp	7,519	679	Basic Materials		4 .21%
Frontline Ltd/Bermuda	836	22	Other Assets in Excess of Liabilities, Net		0 .87%
Kirby Corp (a)	5,621	263
			TOTAL NET ASSETS		100.00%
See accompanying notes			151

Schedule of Investments
LargeCap Value Fund III
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; March 2011	Long	645 $	40,972	$ 41,358	$ 386
					$ 386
All dollar amounts are shown in thousands (000's)

See accompanying notes

152

Schedule of Investments MidCap Blend Fund January 31, 2011 (unaudited)

COMMON STOCKS - 99.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.25%			Holding Companies - Diversified - 1.91%
Lamar Advertising Co (a)	99,841 $	3,678	Leucadia National Corp	852,332 $	27,718

Aerospace & Defense - 0.69%			Insurance - 11.53%
Alliant Techsystems Inc	131,927	9,995	Alleghany Corp (a)	12,579	3,884
			Aon Corp	358,129	16,381
Banks - 2.11%			Brown & Brown Inc	639,534	15,835
CIT Group Inc (a)	377,212	17,989	Everest Re Group Ltd	170,179	14,343
M&T Bank Corp	145,360	12,570	Fairfax Financial Holdings Ltd	16,300	6,218
	$ 30,559		Fidelity National Financial Inc	107,560	1,447
Beverages - 0.82%			First American Financial Corp	268,251	4,161
Molson Coors Brewing Co	253,956	11,903	Loews Corp	943,700	37,795
			Markel Corp (a)	79,611	32,043
Commercial Services - 6.75%			Marsh & McLennan Cos Inc	411,655	11,477
CoreLogic Inc	245,152	4,915	Progressive Corp/The	553,823	10,971
Iron Mountain Inc	1,586,020	38,683	White Mountains Insurance Group Ltd	37,456	12,735
Live Nation Entertainment Inc (a)	63,000	655		$ 167,290
Mastercard Inc	74,981	17,734	Internet - 0.99%
SAIC Inc (a)	1,295,637	21,469	Liberty Media Corp - Interactive (a)	910,552	14,423
Western Union Co/The	717,938	14,560
	$ 98,016		Investment Companies - 0.21%
Consumer Products - 1.52%			RHJ International (a)	365,861	3,128
Clorox Co	351,603	22,112
			Media - 10.46%
Distribution & Wholesale - 0.31%			Discovery Communications Inc - A Shares (a)	308,737	12,041
Fastenal Co	76,390	4,435	Discovery Communications Inc - C Shares (a)	440,415	14,957
			DISH Network Corp (a)	1,398,211	29,516
Diversified Financial Services - 2.63%			Liberty Global Inc - A Shares (a)	631,664	25,620
Ameriprise Financial Inc	212,494	13,100	Liberty Global Inc - B Shares (a)	250,488	9,586
BlackRock Inc	87,979	17,422	Liberty Media Corp - Capital Series A (a)	786,352	51,632
CME Group Inc	21,616	6,670	Liberty Media Corp - Starz (a)	127,496	8,500
LPL Investment Holdings Inc (a)	30,853	1,057		$ 151,852
	$ 38,249		Mining - 4.29%
Electric - 2.28%			Franco-Nevada Corp	860,788	23,923
AES Corp/The (a)	672,711	8,341	Newmont Mining Corp	485,418	26,732
Allegheny Energy Inc	419,264	10,809	Royal Gold Inc	248,977	11,553
Brookfield Infrastructure Partners LP	172,603	3,749		$ 62,208
Calpine Corp (a)	714,298	10,193	Miscellaneous Manufacturing - 1.01%
	$ 33,092		Tyco International Ltd	325,834	14,607
Electronics - 1.61%
Gentex Corp	727,328	23,325	Oil & Gas - 6.04%
			Cimarex Energy Co	134,031	13,957
Energy - Alternate Sources - 1.83%			Denbury Resources Inc (a)	620,372	12,625
Covanta Holding Corp	1,569,957	26,564	EOG Resources Inc	288,641	30,708
			EQT Corp	462,880	22,306
Entertainment - 1.22%			Nabors Industries Ltd (a)	330,995	8,076
Ascent Media Corp (a)	151,794	5,774		$ 87,672
International Game Technology	693,828	11,913	Oil & Gas Services - 0.32%
	$ 17,687		Weatherford International Ltd (a)	194,468	4,613
Food - 1.90%
Kellogg Co	226,865	11,411	Pharmaceuticals - 2.40%
Sysco Corp	556,419	16,214	Mead Johnson Nutrition Co	211,774	12,276
	$ 27,625		Valeant Pharmaceuticals International Inc	617,535	22,559
Gas - 1.43%				$ 34,835
National Fuel Gas Co	169,798	11,604	Pipelines - 2.41%
Questar Corp	524,575	9,143	Spectra Energy Corp	340,219	8,924
	$ 20,747		Williams Cos Inc	964,176	26,023
Healthcare - Products - 3.96%				$ 34,947
Becton Dickinson and Co	171,103	14,193	Private Equity - 1.50%
Covidien PLC	261,412	12,409	Onex Corp	678,568	21,820
CR Bard Inc	61,485	5,801
DENTSPLY International Inc	437,012	15,505	Real Estate - 3.01%
St Jude Medical Inc (a)	237,208	9,607	Brookfield Asset Management Inc	939,800	30,666
	$ 57,515		Forest City Enterprises Inc (a)	650,755	11,004
Healthcare - Services - 4.43%			Howard Hughes Corp/The (a)	39,555	1,989
Coventry Health Care Inc (a)	442,378	13,258		$ 43,659
Laboratory Corp of America Holdings (a)	380,254	34,189	REITS - 1.13%
Lincare Holdings Inc	446,148	12,068	General Growth Properties Inc	1,105,501	16,373
Quest Diagnostics Inc	82,856	4,719
	$ 64,234		Retail - 7.29%
			AutoZone Inc (a)	46,556	11,803

See accompanying notes

153

Schedule of Investments
MidCap Blend Fund
January 31, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)		Shares Held Value (000's)	cost of investments held as of the period end were as follows:
Retail (continued)
Copart Inc (a)	301,419 $	11,831
O'Reilly Automotive Inc (a)	777,195	44,168	Unrealized Appreciation	$ 279,063
			Unrealized Depreciation	(53,760)
TJX Cos Inc	552,481	26,182	Net Unrealized Appreciation (Depreciation)	$ 225,303
Yum! Brands Inc	253,558	11,857	Cost for federal income tax purposes	$ 1,227,841
		$ 105,841	All dollar amounts are shown in thousands (000's)
Semiconductors - 1.01%
Microchip Technology Inc	402,319	14,673	Portfolio Summary (unaudited)
			Sector	Percent
Software - 5.77%			Financial	23 .11%
Broadridge Financial Solutions Inc	382,816	8,763	Consumer, Non-cyclical	21 .78%
Dun & Bradstreet Corp	236,252	20,069	Communications	14 .38%
Fidelity National Information Services Inc	572,698	17,427	Energy	10 .60%
Intuit Inc (a)	373,392	17,523
			Consumer, Cyclical	10 .18%
Microsoft Corp	718,833	19,930	Technology	6 .78%
		$ 83,712	Basic Materials	4 .29%
Telecommunications - 2.68%			Utilities	3 .71%
American Tower Corp (a)	242,603	12,339
EchoStar Holding Corp (a)	438,286	11,943	Industrial	3 .39%
			Diversified	1 .91%
Telephone & Data Systems Inc	140,928	5,038	Liabilities in Excess of Other Assets, Net	(0 .13)%
Telephone & Data Systems Inc - Special Shares	309,012	9,524	TOTAL NET ASSETS	100.00%
		$ 38,844
Textiles - 1.36%
Cintas Corp	433,076	12,152
Mohawk Industries Inc (a)	135,986	7,554
		$ 19,706
Transportation - 0.08%
Heartland Express Inc	73,264	1,174

TOTAL COMMON STOCKS		$ 1,438,831
Maturity
Amount
REPURCHASE AGREEMENTS - 0.99%	(000's)	Value (000's)
Banks - 0.99%
Investment in Joint Trading Account; Credit Suisse $	2,971	$ 2,971
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $3,030,361; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	3,961	3,961
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $4,040,482; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	1,485	1,486
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $1,515,180; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	3,964	3,964
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $4,043,371; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	1,931	1,931
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $1,969,735; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 14,313
TOTAL REPURCHASE AGREEMENTS		$ 14,313
Total Investments		$ 1,453,144
Liabilities in Excess of Other Assets, Net - (0.13)%		$ (1,825)
TOTAL NET ASSETS - 100.00%		$ 1,451,319

(a) Non-Income Producing Security

See accompanying notes

154

Schedule of Investments MidCap Growth Fund January 31, 2011 (unaudited)

COMMON STOCKS - 100.15%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Aerospace & Defense - 2.45%			Leisure Products & Services - 1.28%
BE Aerospace Inc (a)	80,420 $	3,111	Polaris Industries Inc	21,020 $	1,617

Apparel - 3.06%			Lodging - 2.22%
Deckers Outdoor Corp (a)	24,300	1,784	Starwood Hotels & Resorts Worldwide Inc	47,725	2,814
Under Armour Inc (a)	34,920	2,090
	$ 3,874		Machinery - Diversified - 3.44%
Automobile Parts & Equipment - 4.03%			Cummins Inc	14,515	1,537
BorgWarner Inc (a)	41,080	2,770	Roper Industries Inc	36,300	2,820
Tenneco Inc (a)	56,630	2,341			$ 4,357
	$ 5,111		Mining - 1.53%
Biotechnology - 3.52%			Stillwater Mining Co (a)	89,300	1,936
Alexion Pharmaceuticals Inc (a)	33,700	2,825
Illumina Inc (a)	23,625	1,638	Miscellaneous Manufacturing - 1.64%
	$ 4,463		Actuant Corp	75,000	2,080
Chemicals - 6.35%
Albemarle Corp	47,115	2,646	Oil & Gas - 3.37%
CF Industries Holdings Inc	21,000	2,836	Brigham Exploration Co (a)	94,001	2,783
Eastman Chemical Co	27,700	2,572	Concho Resources Inc/Midland TX (a)	15,500	1,492
	$ 8,054				$ 4,275
Coal - 1.01%			Packaging & Containers - 0.73%
Walter Energy Inc	9,800	1,277	Rock-Tenn Co	13,900	928

Commercial Services - 6.86%			Pharmaceuticals - 5.40%
DeVry Inc	31,800	1,657	Perrigo Co	35,000	2,546
Gartner Inc (a)	70,523	2,498	Salix Pharmaceuticals Ltd (a)	30,510	1,250
Monster Worldwide Inc (a)	111,200	1,851	Shire PLC ADR	21,105	1,674
SuccessFactors Inc (a)	92,300	2,688	Valeant Pharmaceuticals International Inc	37,700	1,377
	$ 8,694				$ 6,847
Computers - 4.27%			Retail - 5.84%
Cognizant Technology Solutions Corp (a)	22,625	1,650	Dick's Sporting Goods Inc (a)	46,700	1,685
NetApp Inc (a)	44,465	2,434	Foot Locker Inc	86,200	1,540
Riverbed Technology Inc (a)	36,900	1,324	Panera Bread Co (a)	24,895	2,379
	$ 5,408		PetSmart Inc	44,633	1,796
Cosmetics & Personal Care - 1.76%					$ 7,400
Estee Lauder Cos Inc/The	27,782	2,236	Semiconductors - 1.21%
			Cavium Networks Inc (a)	38,700	1,530
Distribution & Wholesale - 1.59%
Fossil Inc (a)	28,432	2,020	Software - 4.82%
			Red Hat Inc (a)	73,100	3,020
Diversified Financial Services - 2.18%			Salesforce.com Inc (a)	23,965	3,095
T Rowe Price Group Inc	41,900	2,762			$ 6,115
			Telecommunications - 7.66%
Electrical Components & Equipment - 1.98%			Ciena Corp (a)	99,600	2,194
AMETEK Inc	61,400	2,504	JDS Uniphase Corp (a)	115,300	1,957
			Juniper Networks Inc (a)	60,400	2,242
Electronics - 6.27%			MetroPCS Communications Inc (a)	117,930	1,525
Agilent Technologies Inc (a)	62,200	2,602	Virgin Media Inc	71,155	1,790
Gentex Corp	58,000	1,860			$ 9,708
Mettler-Toledo International Inc (a)	10,800	1,611	Transportation - 3.71%
Sensata Technologies Holding NV (a)	59,500	1,875	CH Robinson Worldwide Inc	30,800	2,374
	$ 7,948		Kansas City Southern (a)	46,620	2,330
Engineering & Construction - 1.87%					$ 4,704
McDermott International Inc (a)	114,300	2,375	TOTAL COMMON STOCKS		$ 126,944
				Maturity
Environmental Control - 1.68%				Amount
Stericycle Inc (a)	27,200	2,135	REPURCHASE AGREEMENTS - 2.37%	(000's)	Value (000's)
			Banks - 2.37%
Food - 1.96%			Investment in Joint Trading Account; Credit Suisse $	623	$ 624
Whole Foods Market Inc	47,918	2,478	Repurchase Agreement; 0.21% dated
			01/31/11 maturing 02/01/11 (collateralized by
Hand & Machine Tools - 1.39%			US Treasury Notes; $635,931; 0.88% -
Kennametal Inc	43,300	1,758	5.13%; dated 05/31/11 - 05/15/16)
			Investment in Joint Trading Account; Deutsche	831	831
Healthcare - Products - 1.87%			Bank Repurchase Agreement; 0.21% dated
Edwards Lifesciences Corp (a)	28,129	2,371	01/31/11 maturing 02/01/11 (collateralized by
			Sovereign Agency Issues; $847,909; 0.00% -
Internet - 3.20%			7.13%; dated 02/22/11 - 06/15/38)
F5 Networks Inc (a)	11,923	1,292
Sina Corp/China (a)	32,400	2,762
	$ 4,054

See accompanying notes

155

		Schedule of Investments
		MidCap Growth Fund
		January 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; JP Morgan $	312	$ 312
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $317,966; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	832	832
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $848,515; 0.00% -
8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	405	405
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $413,355; 0.00% -
4.63%; dated 07/27/11 - 01/02/14)
		$ 3,004
TOTAL REPURCHASE AGREEMENTS		$ 3,004
Total Investments		$ 129,948
Liabilities in Excess of Other Assets, Net - (2.52)%		$ (3,189)
TOTAL NET ASSETS - 100.00%		$ 126,759

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 23,312
Unrealized Depreciation	(1,171)
Net Unrealized Appreciation (Depreciation)	$ 22,141
Cost for federal income tax purposes	$ 107,807
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Industrial	25 .16%
Consumer, Non-cyclical	21 .37%
Consumer, Cyclical	18 .02%
Communications	10 .86%
Technology	10 .30%
Basic Materials	7 .88%
Financial	4 .55%
Energy	4 .38%
Liabilities in Excess of Other Assets, Net	(2.52)%
TOTAL NET ASSETS	100.00%

See accompanying notes

156

Schedule of Investments MidCap Growth Fund III January 31, 2011 (unaudited)

COMMON STOCKS - 96.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.75%			Chemicals (continued)
Interpublic Group of Cos Inc (a)	1,181,001 $	12,625	FMC Corp	12,707 $	966
			International Flavors & Fragrances Inc	65,756	3,751
Aerospace & Defense - 1.35%			Lubrizol Corp	55,369	5,950
Alliant Techsystems Inc	42,525	3,221	LyondellBasell Industries NV (a)	253,460	9,109
Goodrich Corp	157,171	14,243	PPG Industries Inc	19,756	1,665
L-3 Communications Holdings Inc	6,872	538	RPM International Inc	18,672	438
Rockwell Collins Inc	62,683	4,021	Sherwin-Williams Co/The	9,808	831
TransDigm Group Inc (a)	8,493	658	Sigma-Aldrich Corp	26,584	1,692
	$ 22,681		Valspar Corp	2,884	108
Airlines - 1.19%				$ 48,707
Alaska Air Group Inc (a)	17,300	1,025	Coal - 1.49%
Copa Holdings SA	5,644	318	Alpha Natural Resources Inc (a)	163,464	8,783
Delta Air Lines Inc (a)	171,935	2,006	Arch Coal Inc	31,106	1,065
Southwest Airlines Co	264,124	3,130	Consol Energy Inc	17,934	891
United Continental Holdings Inc (a)	533,790	13,558	Walter Energy Inc	110,391	14,381
	$ 20,037			$ 25,120
Apparel - 1.35%			Commercial Services - 4.17%
Coach Inc	377,486	20,418	Alliance Data Systems Corp (a)	9,202	651
Polo Ralph Lauren Corp	11,026	1,182	Apollo Group Inc (a)	30,720	1,268
VF Corp	11,860	981	Career Education Corp (a)	18,807	422
Warnaco Group Inc/The (a)	2,300	118	Corrections Corp of America (a)	5,730	142
	$ 22,699		DeVry Inc	28,002	1,459
Automobile Manufacturers - 0.17%			Emergency Medical Services Corp (a)	115,300	7,783
Navistar International Corp (a)	14,076	913	FTI Consulting Inc (a)	10,920	398
Oshkosh Corp (a)	52,566	1,993	Gartner Inc (a)	21,060	746
	$ 2,906		Global Payments Inc	14,076	665
Automobile Parts & Equipment - 1.66%			H&R Block Inc	102,427	1,283
Autoliv Inc	56,162	4,313	Hillenbrand Inc	17,937	388
BorgWarner Inc (a)	168,399	11,355	Iron Mountain Inc	31,641	772
Goodyear Tire & Rubber Co/The (a)	170,500	2,026	ITT Educational Services Inc (a)	25,425	1,674
Lear Corp	29,358	3,101	KAR Auction Services Inc (a)	1,556	23
TRW Automotive Holdings Corp (a)	107,880	6,436	Lender Processing Services Inc	52,776	1,675
WABCO Holdings Inc (a)	11,102	648	Manpower Inc	125,400	8,097
	$ 27,879		Moody's Corp	80,669	2,369
Banks - 0.50%			Paychex Inc	116,676	3,734
Bank of Hawaii Corp	4,440	208	Pharmaceutical Product Development Inc	30,385	885
Fifth Third Bancorp	22,900	340	Robert Half International Inc	25,877	811
M&T Bank Corp	91,600	7,921	RR Donnelley & Sons Co	46,321	821
			SAIC Inc (a)	53,361	884
	$ 8,469
Beverages - 1.36%			SEI Investments Co	75,693	1,752
Brown-Forman Corp	17,116	1,136	Sotheby's	4,300	173
Coca-Cola Enterprises Inc	42,724	1,075	Strayer Education Inc	4,006	481
			SuccessFactors Inc (a)	324,180	9,440
Dr Pepper Snapple Group Inc	114,458	4,055
Green Mountain Coffee Roasters Inc (a)	277,543	9,320	Towers Watson & Co	12,500	682
			Valassis Communications Inc (a)	25,100	762
Hansen Natural Corp (a)	129,245	7,320
			Verisk Analytics Inc (a)	82,382	2,787
	$ 22,906		Weight Watchers International Inc	9,569	371
Biotechnology - 2.46%			Western Union Co/The	818,895	16,607
Alexion Pharmaceuticals Inc (a)	168,652	14,137
Charles River Laboratories International Inc (a)	161,820	6,206		$ 70,005
Dendreon Corp (a)	24,836	870	Computers - 4.22%
			Cadence Design Systems Inc (a)	294,300	2,554
Human Genome Sciences Inc (a)	32,318	784
Illumina Inc (a)	91,341	6,333	Diebold Inc	4,081	125
Life Technologies Corp (a)	40,199	2,182	DST Systems Inc	52,700	2,506
			Fortinet Inc (a)	160,260	6,162
Myriad Genetics Inc (a)	26,605	531
			IHS Inc (a)	8,387	687
Talecris Biotherapeutics Holdings Corp (a)	14,758	362
			Lexmark International Inc (a)	25,200	878
United Therapeutics Corp (a)	126,765	8,618
			MICROS Systems Inc (a)	63,986	2,927
Vertex Pharmaceuticals Inc (a)	34,879	1,356
			NCR Corp (a)	172,384	2,827
	$ 41,379		NetApp Inc (a)	408,392	22,352
Building Materials - 0.35%			Riverbed Technology Inc (a)	86,690	3,110
Martin Marietta Materials Inc	7,836	654	SanDisk Corp (a)	390,526	17,718
Owens Corning Inc (a)	158,371	5,301
			Seagate Technology PLC (a)	109,597	1,535
	$ 5,955		Spansion Inc (a)	70,700	1,405
Chemicals - 2.90%			Synopsys Inc (a)	81,000	2,198
Airgas Inc	16,328	1,023	Syntel Inc	3,800	212
Albemarle Corp	62,277	3,498	Teradata Corp (a)	28,790	1,238
Ashland Inc	2,010	117	Western Digital Corp (a)	74,319	2,528
Celanese Corp	30,646	1,272		$ 70,962
CF Industries Holdings Inc	115,657	15,619	Consumer Products - 0.66%
Eastman Chemical Co	4,312	400	Avery Dennison Corp	7,406	312
Ecolab Inc	45,652	2,268	Church & Dwight Co Inc	54,702	3,764

See accompanying notes

157

Schedule of Investments
MidCap Growth Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Engineering & Construction (continued)
Clorox Co	45,286 $	2,848	Jacobs Engineering Group Inc (a)	75,946 $	3,901
Scotts Miracle-Gro Co/The	22,730	1,175	KBR Inc	63,878	2,050
Tupperware Brands Corp	66,454	3,040	McDermott International Inc (a)	161,929	3,365
	$ 11,139		Shaw Group Inc/The (a)	67,391	2,545
Cosmetics & Personal Care - 0.50%				$ 15,889
Alberto-Culver Co	5,496	205	Entertainment - 0.05%
Avon Products Inc	73,900	2,092	International Game Technology	51,425	883
Estee Lauder Cos Inc/The	76,783	6,181
	$ 8,478		Environmental Control - 0.37%
Distribution & Wholesale - 0.84%			Nalco Holding Co	25,345	772
Fastenal Co	90,587	5,260	Republic Services Inc	113,489	3,500
Fossil Inc (a)	10,372	737	Stericycle Inc (a)	14,595	1,145
Ingram Micro Inc (a)	60,049	1,185	Waste Connections Inc	26,533	769
LKQ Corp (a)	24,729	597		$ 6,186
WESCO International Inc (a)	86,580	4,853	Food - 1.44%
WW Grainger Inc	11,604	1,526	Campbell Soup Co	19,085	651
	$ 14,158		ConAgra Foods Inc	121,303	2,708
Diversified Financial Services - 3.82%			Flowers Foods Inc	5,300	134
Affiliated Managers Group Inc (a)	38,139	3,884	Hershey Co/The	26,083	1,218
Ameriprise Financial Inc	47,831	2,949	HJ Heinz Co	27,827	1,322
CBOE Holdings Inc	1,582	36	Hormel Foods Corp	15,700	776
Credit Acceptance Corp (a)	3,700	209	McCormick & Co Inc/MD	19,088	844
Discover Financial Services	326,000	6,712	Sara Lee Corp	96,992	1,646
Eaton Vance Corp	31,129	943	Tyson Foods Inc	29,700	488
Federated Investors Inc	17,455	473	Whole Foods Market Inc	277,702	14,360
IntercontinentalExchange Inc (a)	129,060	15,550		$ 24,147
Invesco Ltd	433,768	10,732	Forest Products & Paper - 0.29%
Lazard Ltd	15,864	662	International Paper Co	79,345	2,292
NASDAQ OMX Group Inc/The (a)	21,387	524	Plum Creek Timber Co Inc	19,950	835
T Rowe Price Group Inc	256,188	16,888	Rayonier Inc	29,161	1,726
TD Ameritrade Holding Corp	40,229	821		$ 4,853
Waddell & Reed Financial Inc	105,393	3,807	Gas - 0.46%
	$ 64,190		Energen Corp	79,710	4,456
Electric - 0.31%			Questar Corp	184,470	3,215
Calpine Corp (a)	46,776	667		$ 7,671
Great Plains Energy Inc	14,500	285	Hand & Machine Tools - 0.04%
ITC Holdings Corp	53,893	3,541	Regal-Beloit Corp	9,293	620
Wisconsin Energy Corp	12,200	736
	$ 5,229		Healthcare - Products - 3.69%
Electrical Components & Equipment - 0.20%			CareFusion Corp (a)	83,947	2,160
AMETEK Inc	31,575	1,288	Cooper Cos Inc/The	2,496	143
Energizer Holdings Inc (a)	2,900	211	CR Bard Inc	33,867	3,196
Hubbell Inc	31,312	1,917	DENTSPLY International Inc	29,659	1,052
	$ 3,416		Edwards Lifesciences Corp (a)	22,963	1,936
Electronics - 1.83%			Gen-Probe Inc (a)	60,490	3,805
Agilent Technologies Inc (a)	176,702	7,392	Henry Schein Inc (a)	48,332	3,173
Amphenol Corp	29,938	1,657	Hill-Rom Holdings Inc	15,327	620
AVX Corp	59,045	925	Hologic Inc (a)	21,300	424
Dolby Laboratories Inc (a)	9,233	551	Hospira Inc (a)	213,328	11,782
FLIR Systems Inc	31,328	972	IDEXX Laboratories Inc (a)	11,680	837
Garmin Ltd	1,749	54	Intuitive Surgical Inc (a)	33,820	10,921
Gentex Corp	24,060	772	Kinetic Concepts Inc (a)	58,345	2,691
Itron Inc (a)	36,670	2,128	Patterson Cos Inc	104,500	3,454
Jabil Circuit Inc	36,670	741	ResMed Inc (a)	62,934	1,982
Mettler-Toledo International Inc (a)	9,001	1,343	Teleflex Inc	1,793	103
National Instruments Corp	52,700	2,230	Thoratec Corp (a)	16,512	390
PerkinElmer Inc	77,742	1,989	Varian Medical Systems Inc (a)	185,504	12,535
Thomas & Betts Corp (a)	39,242	2,017	Zimmer Holdings Inc (a)	15,100	893
Trimble Navigation Ltd (a)	20,925	964		$ 62,097
Vishay Intertechnology Inc (a)	62,000	1,023	Healthcare - Services - 2.28%
Waters Corp (a)	76,352	5,832	AMERIGROUP Corp (a)	126,000	6,599
Woodward Inc	5,700	192	Community Health Systems Inc (a)	74,740	2,625
	$ 30,782		Covance Inc (a)	11,198	631
Energy - Alternate Sources - 0.18%			DaVita Inc (a)	19,183	1,417
First Solar Inc (a)	19,599	3,030	Health Management Associates Inc (a)	72,119	656
			Humana Inc (a)	18,510	1,073
Engineering & Construction - 0.95%			Laboratory Corp of America Holdings (a)	112,747	10,138
Aecom Technology Corp (a)	72,306	2,117	Lincare Holdings Inc	28,628	774
Chicago Bridge & Iron Co NV (a)	51,585	1,697	Mednax Inc (a)	8,200	542
Fluor Corp	3,095	214	Quest Diagnostics Inc	24,763	1,410

See accompanying notes

158

Schedule of Investments MidCap Growth Fund III January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified (continued)
Universal Health Services Inc	296,314 $	12,475	Flowserve Corp	9,430 $	1,179
	$ 38,340		Gardner Denver Inc	43,501	3,138
Home Builders - 0.18%			Graco Inc	17,458	742
NVR Inc (a)	4,010	3,068	IDEX Corp	65,243	2,587
			Rockwell Automation Inc	160,285	12,984
Home Furnishings - 0.70%			Roper Industries Inc	18,598	1,445
Harman International Industries Inc	49,600	2,149	Wabtec Corp/DE	33,990	1,842
Tempur-Pedic International Inc (a)	179,042	7,813	Zebra Technologies Corp (a)	36,300	1,412
Whirlpool Corp	20,060	1,715		$ 56,055
	$ 11,677		Media - 0.77%
Housewares - 0.06%			CBS Corp	23,310	462
Toro Co	17,020	1,035	Discovery Communications Inc - A Shares (a)	50,753	1,979
			Factset Research Systems Inc	43,104	4,345
Insurance - 1.41%			John Wiley & Sons Inc	11,979	550
Aon Corp	144,270	6,599	McGraw-Hill Cos Inc/The	84,266	3,285
Arch Capital Group Ltd (a)	733	65	Meredith Corp	4,407	149
Arthur J Gallagher & Co	7,503	223	Scripps Networks Interactive	19,357	900
Axis Capital Holdings Ltd	73,347	2,609	Sirius XM Radio Inc (a)	766,097	1,237
Brown & Brown Inc	17,373	430		$ 12,907
Endurance Specialty Holdings Ltd	42,364	1,970	Metal Fabrication & Hardware - 0.21%
Erie Indemnity Co	5,940	395	Timken Co	76,668	3,605
Marsh & McLennan Cos Inc	97,665	2,723
Reinsurance Group of America Inc	4,800	276	Mining - 0.38%
Unum Group	318,980	7,955	Silver Wheaton Corp (a)	157,400	4,848
Validus Holdings Ltd	16,773	510	Titanium Metals Corp (a)	84,119	1,586
	$ 23,755			$ 6,434
Internet - 3.75%			Miscellaneous Manufacturing - 1.63%
Akamai Technologies Inc (a)	146,758	7,091	Carlisle Cos Inc	1,129	43
Equinix Inc (a)	7,805	690	Cooper Industries PLC	33,157	2,031
Expedia Inc	24,341	613	Donaldson Co Inc	15,258	894
F5 Networks Inc (a)	142,615	15,456	Dover Corp	23,361	1,498
IAC/InterActiveCorp (a)	32,800	928	Eaton Corp	21,355	2,305
McAfee Inc (a)	26,910	1,289	Pall Corp	23,142	1,282
MercadoLibre Inc (a)	61,400	4,162	Parker Hannifin Corp	138,889	12,418
NetFlix Inc (a)	7,870	1,685	Pentair Inc	14,776	535
OpenTable Inc (a)	71,220	5,599	SPX Corp	33,985	2,664
Priceline.com Inc (a)	42,229	18,096	Textron Inc	139,880	3,677
Symantec Corp (a)	56,200	990		$ 27,347
TIBCO Software Inc (a)	129,100	2,838	Office & Business Equipment - 0.04%
VeriSign Inc	59,181	1,991	Pitney Bowes Inc	29,370	713
WebMD Health Corp (a)	30,640	1,602
	$ 63,030		Oil & Gas - 4.25%
Iron & Steel - 1.66%			Atwood Oceanics Inc (a)	3,264	132
Allegheny Technologies Inc	16,996	1,108	Cimarex Energy Co	182,933	19,050
Cliffs Natural Resources Inc	187,320	16,008	Concho Resources Inc/Midland TX (a)	178,405	17,171
Reliance Steel & Aluminum Co	37,200	1,945	Diamond Offshore Drilling Inc	6,433	461
United States Steel Corp	152,400	8,789	EQT Corp	27,878	1,343
	$ 27,850		Forest Oil Corp (a)	20,829	808
Leisure Products & Services - 1.15%			Holly Corp	8,682	426
Harley-Davidson Inc	40,617	1,610	Murphy Oil Corp	47,219	3,130
Royal Caribbean Cruises Ltd (a)	182,150	8,179	Nabors Industries Ltd (a)	142,884	3,486
WMS Industries Inc (a)	227,940	9,562	Petrohawk Energy Corp (a)	37,006	742
	$ 19,351		Pride International Inc (a)	20,031	651
Lodging - 2.26%			QEP Resources Inc	186,220	7,568
Ameristar Casinos Inc	30,700	472	Quicksilver Resources Inc (a)	1,975	30
Choice Hotels International Inc	502	19	Range Resources Corp	27,599	1,376
Marriott International Inc/DE	53,500	2,113	Rowan Cos Inc (a)	38,153	1,308
MGM Resorts International (a)	271,240	4,022	SM Energy Co	12,299	764
Starwood Hotels & Resorts Worldwide Inc	292,558	17,253	Ultra Petroleum Corp (a)	77,851	3,716
Wynn Resorts Ltd	121,926	14,183	Whiting Petroleum Corp (a)	73,424	9,273
	$ 38,062			$ 71,435
Machinery - Construction & Mining - 1.28%			Oil & Gas Services - 1.49%
Bucyrus International Inc	12,967	1,177	Cameron International Corp (a)	301,979	16,095
Joy Global Inc	234,134	20,412	Core Laboratories NV	7,700	703
			Dresser-Rand Group Inc (a)	52,021	2,390
Machinery - Diversified- 3.34%	$ 21,589		Dril-Quip Inc (a)	5,600	432
AGCO Corp (a)	125,950	6,386	Exterran Holdings Inc (a)	1,693	42
Babcock & Wilcox Co/The (a)	26,356	771	FMC Technologies Inc (a)	24,510	2,304
CNH Global NV (a)	19,118	926	Oil States International Inc (a)	24,205	1,641
			Superior Energy Services Inc (a)	1,442	51
Cummins Inc	213,855	22,643

See accompanying notes

159

Schedule of Investments MidCap Growth Fund III January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			Retail (continued)
Weatherford International Ltd (a)	60,011 $	1,423	O'Reilly Automotive Inc (a)	27,229 $	1,547
	$ 25,081		Panera Bread Co (a)	30,475	2,912
Packaging & Containers - 0.16%			PetSmart Inc	95,328	3,836
Ball Corp	20,684	1,471	Phillips-Van Heusen Corp	9,742	569
Crown Holdings Inc (a)	31,689	1,057	Ross Stores Inc	99,165	6,466
Temple-Inland Inc	5,746	138	Tiffany & Co	21,801	1,267
	$ 2,666		Tractor Supply Co	63,029	3,234
Pharmaceuticals - 3.38%			Urban Outfitters Inc (a)	21,038	711
AmerisourceBergen Corp	341,067	12,230	Williams-Sonoma Inc	120,579	3,883
BioMarin Pharmaceutical Inc (a)	29,342	746		$ 118,088
Cardinal Health Inc	6,700	278	Savings & Loans - 0.01%
Cephalon Inc (a)	14,700	869	Hudson City Bancorp Inc	11,429	125
Endo Pharmaceuticals Holdings Inc (a)	11,600	385
Herbalife Ltd	31,250	2,042	Semiconductors - 9.14%
Mead Johnson Nutrition Co	197,710	11,462	Advanced Micro Devices Inc (a)	183,075	1,434
Mylan Inc/PA (a)	112,518	2,606	Aeroflex Holding Corp (a)	298,420	4,682
Omnicare Inc	3,103	80	Altera Corp	84,034	3,158
Onyx Pharmaceuticals Inc (a)	113,290	3,997	Analog Devices Inc	60,884	2,364
Perrigo Co	85,631	6,229	ASML Holding NV	319,860	13,437
SXC Health Solutions Corp (a)	17,638	849	Atmel Corp (a)	84,245	1,141
Valeant Pharmaceuticals International Inc	247,800	9,052	Avago Technologies Ltd	103,381	2,968
Watson Pharmaceuticals Inc (a)	109,230	5,955	Broadcom Corp	248,090	11,186
	$ 56,780		Cree Inc (a)	119,339	6,025
Pipelines - 0.04%			Cypress Semiconductor Corp (a)	757,174	16,393
El Paso Corp	37,304	592	Fairchild Semiconductor International Inc (a)	27,600	491
			Intersil Corp	12,184	184
Real Estate - 0.96%			Lam Research Corp (a)	153,010	7,634
CB Richard Ellis Group Inc (a)	560,185	12,430	Linear Technology Corp	38,664	1,345
Jones Lang LaSalle Inc	40,920	3,628	Marvell Technology Group Ltd (a)	759,423	14,437
	$ 16,058		Maxim Integrated Products Inc	61,777	1,595
REITS - 0.34%			Microchip Technology Inc	31,895	1,163
AMB Property Corp	4,515	151	National Semiconductor Corp	134,975	2,046
			Netlogic Microsystems Inc (a)	324,508	11,312
Apartment Investment & Management Co	16,591	424	Novellus Systems Inc (a)	90,445	3,262
Digital Realty Trust Inc	16,104	876	NVIDIA Corp (a)	655,182	15,673
Equity Residential	5,213	282	ON Semiconductor Corp (a)	101,194	1,118
Essex Property Trust Inc	3,369	391	PMC - Sierra Inc (a)	50,602	396
Federal Realty Investment Trust	10,592	852	QLogic Corp (a)	104,021	1,852
General Growth Properties Inc	35,797	530	Rambus Inc (a)	30,233	620
Hospitality Properties Trust	34,400	856	Rovi Corp (a)	19,205	1,186
UDR Inc	3,456	81	Skyworks Solutions Inc (a)	36,120	1,148
Ventas Inc	12,289	682	Teradyne Inc (a)	231,324	3,858
Vornado Realty Trust	6,186	545
	$ 5,670		Varian Semiconductor Equipment Associates Inc	445,226	19,790
			(a)
Retail - 7.03%
Abercrombie & Fitch Co	203,713	10,269	Xilinx Inc	52,884	1,703
Advance Auto Parts Inc	73,520	4,701		$ 153,601
Aeropostale Inc (a)	26,923	649	Software - 4.01%
American Eagle Outfitters Inc	13,912	201	Activision Blizzard Inc	17,800	201
AutoZone Inc (a)	23,129	5,865	Allscripts Healthcare Solutions Inc (a)	33,443	706
Bed Bath & Beyond Inc (a)	121,301	5,822	ANSYS Inc (a)	15,613	819
Big Lots Inc (a)	21,764	692	Autodesk Inc (a)	137,278	5,584
BJ's Wholesale Club Inc (a)	46,500	2,043	BMC Software Inc (a)	45,065	2,150
Brinker International Inc	25,739	606	Broadridge Financial Solutions Inc	56,059	1,283
CarMax Inc (a)	38,719	1,264	CA Inc	226,460	5,390
Chico's FAS	165,694	1,809	Cerner Corp (a)	11,868	1,173
Childrens Place Inc Retail Stores Inc/The (a)	4,500	188	Citrix Systems Inc (a)	39,438	2,492
Chipotle Mexican Grill Inc (a)	13,960	3,056	Compuware Corp (a)	36,705	394
Copart Inc (a)	20,854	819	Dun & Bradstreet Corp	31,949	2,714
Darden Restaurants Inc	98,120	4,622	Electronic Arts Inc (a)	235,037	3,664
Dick's Sporting Goods Inc (a)	218,469	7,884	Emdeon Inc (a)	7,514	110
Dollar General Corp (a)	20,126	560	Fiserv Inc (a)	39,056	2,413
Dollar Tree Inc (a)	102,705	5,195	Informatica Corp (a)	15,841	735
Family Dollar Stores Inc	77,430	3,289	Intuit Inc (a)	145,156	6,812
GameStop Corp (a)	17,000	358	MSCI Inc (a)	21,557	738
Guess?	285,663	12,221	Nuance Communications Inc (a)	39,235	798
J Crew Group Inc Inc (a)	15,888	690	Red Hat Inc (a)	40,051	1,655
			Salesforce.com Inc (a)	158,576	20,478
Ltd Brands Inc	216,567	6,333
Macy's Inc	12,037	279	Solera Holdings Inc	15,130	792
			VeriFone Systems Inc (a)	150,460	6,009
MSC Industrial Direct Co	12,578	747	Verint Systems Inc (a)	8,483	292
Nordstrom Inc	327,847	13,501
				$ 67,402

See accompanying notes

160

Schedule of Investments MidCap Growth Fund III January 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Maturity
Telecommunications - 4.17%				Amount
Acme Packet Inc (a)	117,980 $	6,345	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Amdocs Ltd (a)	116,749	3,402	Banks (continued)
Aruba Networks Inc (a)	409,540	8,826	Investment in Joint Trading Account; Morgan	$ 5,931	$ 5,931
Ciena Corp (a)	147,890	3,258	Stanley Repurchase Agreement; 0.21% dated
Crown Castle International Corp (a)	211,683	8,927	01/31/11 maturing 02/01/11 (collateralized by
Finisar Corp (a)	54,520	1,816	Sovereign Agency Issues; $6,049,358; 0.00%
Frontier Communications Corp	86,360	792	- 4.63%; dated 07/27/11 - 01/02/14)
Harris Corp	96,426	4,488			$ 43,957
JDS Uniphase Corp (a)	37,360	634	TOTAL REPURCHASE AGREEMENTS		$ 43,957
Juniper Networks Inc (a)	170,826	6,341	Total Investments		$ 1,674,011
LogMeIn Inc (a)	118,112	4,551	Other Assets in Excess of Liabilities, Net - 0.40%		$ 6,690
MetroPCS Communications Inc (a)	34,628	448	TOTAL NET ASSETS - 100.00%		$ 1,680,701
NeuStar Inc (a)	108,299	2,905
NII Holdings Inc (a)	285,767	11,996
Plantronics Inc	10,700	379	(a) Non-Income Producing Security
Polycom Inc (a)	14,697	644
RF Micro Devices Inc (a)	52,100	350
SBA Communications Corp (a)	20,180	823
Telephone & Data Systems Inc	2,600	93	Unrealized Appreciation (Depreciation)
Tellabs Inc	95,700	507	The net federal income tax unrealized appreciation (depreciation) and federal tax
tw telecom inc (a)	101,406	1,739	cost of investments held as of the period end were as follows:

Windstream Corp	57,781	740	Unrealized Appreciation		$ 407,578
		$ 70,004	Unrealized Depreciation		(12,727)
Textiles - 0.01%			Net Unrealized Appreciation (Depreciation)		$ 394,851
Cintas Corp	6,200	174	Cost for federal income tax purposes		$ 1,279,160

Toys, Games & Hobbies - 0.13%			All dollar amounts are shown in thousands (000's)
Hasbro Inc	25,722	1,134	Portfolio Summary (unaudited)
Mattel Inc	41,708	988	Sector		Percent
		$ 2,122	Consumer, Non-cyclical		19 .94%
Transportation - 1.18%			Technology		17 .41%
Canadian Pacific Railway Ltd	102,750	6,898	Consumer, Cyclical		16 .78%
CH Robinson Worldwide Inc	28,615	2,206	Industrial		12 .92%
Expeditors International of Washington Inc	42,138	2,135	Financial		9 .66%
Frontline Ltd/Bermuda	12,219	317	Communications		9 .44%
JB Hunt Transport Services Inc	15,724	645	Energy		7 .45%
Kansas City Southern (a)	42,327	2,115
Kirby Corp (a)	895	42	Basic Materials		5 .23%
			Utilities		0 .77%
Landstar System Inc	75,046	3,109	Other Assets in Excess of Liabilities, Net		0 .40%
Ryder System Inc	39,100	1,880
UTI Worldwide Inc	24,572	538	TOTAL NET ASSETS		100.00%
		$ 19,885
Trucking & Leasing - 0.03%
Amerco Inc (a)	5,000	455

TOTAL COMMON STOCKS		$ 1,630,054
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.62%	(000's)	Value (000's)
Banks - 2.62%
Investment in Joint Trading Account; Credit Suisse $	9,124	$ 9,124
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $9,306,704; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	12,166	12,165
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $12,408,940;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	4,562	4,562
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $4,653,352; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	12,174	12,175
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $12,417,812;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)

See accompanying notes

161

Schedule of Investments
MidCap Growth Fund III
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; March 2011	Long	526 $	47,896	$ 48,555	$ 659
					$ 659
All dollar amounts are shown in thousands (000's)

See accompanying notes

162

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 97.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.22%			Chemicals (continued)
Harte-Hanks Inc	13,469 $	168	Intrepid Potash Inc (a)	15,378 $	556
Lamar Advertising Co (a)	19,891	733	Lubrizol Corp	22,776	2,447
	$ 901		Minerals Technologies Inc	6,425	405
Aerospace & Defense - 0.55%			NewMarket Corp	3,422	434
Alliant Techsystems Inc	11,557	876	Olin Corp	27,608	537
BE Aerospace Inc (a)	35,488	1,373	RPM International Inc	44,733	1,048
	$ 2,249		Sensient Technologies Corp	17,246	585
Agriculture - 0.08%			Valspar Corp	34,174	1,277
Universal Corp/VA	8,257	313		$ 12,579
			Coal - 0.65%
Airlines - 0.37%			Arch Coal Inc	56,387	1,931
AirTran Holdings Inc (a)	47,018	347	Patriot Coal Corp (a)	27,789	727
Alaska Air Group Inc (a)	12,779	757		$ 2,658
JetBlue Airways Corp (a)	69,980	420	Commercial Services - 4.73%
	$ 1,524		Aaron's Inc	25,319	486
Apparel - 0.89%			Alliance Data Systems Corp (a)	18,045	1,276
Deckers Outdoor Corp (a)	13,376	982	Career Education Corp (a)	22,842	513
Hanesbrands Inc (a)	33,239	765	Convergys Corp (a)	42,280	602
Timberland Co/The (a)	13,395	358	CoreLogic Inc	36,140	725
Under Armour Inc (a)	12,212	731	Corporate Executive Board Co	11,904	463
Warnaco Group Inc/The (a)	15,445	789	Corrections Corp of America (a)	38,262	949
	$ 3,625		Deluxe Corp	17,804	435
Automobile Manufacturers - 0.29%			FTI Consulting Inc (a)	16,117	588
Oshkosh Corp (a)	31,483	1,194	Gartner Inc (a)	25,351	898
			Global Payments Inc	27,651	1,306
Automobile Parts & Equipment - 0.65%			ITT Educational Services Inc (a)	9,083	598
BorgWarner Inc (a)	39,478	2,662	Korn/Ferry International (a)	16,064	376
			Lender Processing Services Inc	31,692	1,006
Banks - 3.41%			Manpower Inc	28,307	1,828
Associated Banc-Corp	60,058	840	Navigant Consulting Inc (a)	17,352	177
BancorpSouth Inc	25,495	399	Pharmaceutical Product Development Inc	41,248	1,202
Bank of Hawaii Corp	16,733	784	Rent-A-Center Inc/TX	22,269	662
Cathay General Bancorp	27,252	472	Rollins Inc	21,958	417
City National Corp/CA	16,097	930	SEI Investments Co	50,626	1,172
Commerce Bancshares Inc	26,912	1,107	Service Corp International/US	84,826	735
Cullen/Frost Bankers Inc	21,148	1,222	Sotheby's	23,274	938
East West Bancorp Inc	51,363	1,115	Strayer Education Inc	4,703	564
FirstMerit Corp	37,759	692	Towers Watson & Co	15,719	857
Fulton Financial Corp	69,044	713	United Rentals Inc (a)	21,007	560
International Bancshares Corp	18,327	348		$ 19,333
PacWest Bancorp	10,918	215	Computers - 2.27%
Prosperity Bancshares Inc	16,194	655	Cadence Design Systems Inc (a)	92,732	805
SVB Financial Group (a)	14,573	765	Diebold Inc	22,793	699
Synovus Financial Corp	272,464	719	DST Systems Inc	12,358	588
TCF Financial Corp	44,058	658	Jack Henry & Associates Inc	29,714	878
Trustmark Corp	19,732	473	Mentor Graphics Corp (a)	38,060	485
Valley National Bancorp	55,972	757	MICROS Systems Inc (a)	27,964	1,279
Webster Financial Corp	25,422	582	NCR Corp (a)	55,283	906
Westamerica Bancorporation	10,103	505	Riverbed Technology Inc (a)	51,015	1,830
	$ 13,951		SRA International Inc (a)	14,864	396
Beverages - 0.66%			Synopsys Inc (a)	51,557	1,399
Green Mountain Coffee Roasters Inc (a)	40,227	1,351		$ 9,265
Hansen Natural Corp (a)	23,977	1,358	Consumer Products - 0.94%
	$ 2,709		American Greetings Corp	13,908	302
Biotechnology - 1.33%			Church & Dwight Co Inc	24,686	1,699
Bio-Rad Laboratories Inc (a)	6,753	735	Scotts Miracle-Gro Co/The	15,947	824
Charles River Laboratories International Inc (a)	20,031	768	Tupperware Brands Corp	21,915	1,002
United Therapeutics Corp (a)	17,382	1,182		$ 3,827
Vertex Pharmaceuticals Inc (a)	70,516	2,742	Cosmetics & Personal Care - 0.27%
	$ 5,427		Alberto-Culver Co	29,786	1,110
Building Materials - 0.62%
Lennox International Inc	15,578	766	Distribution & Wholesale - 1.18%
Louisiana-Pacific Corp (a)	45,793	460	Fossil Inc (a)	17,833	1,267
Martin Marietta Materials Inc	15,800	1,319	Ingram Micro Inc (a)	54,416	1,074
			LKQ Corp (a)	50,120	1,211
	$ 2,545
Chemicals - 3.08%			Owens & Minor Inc	21,980	649
Albemarle Corp	31,779	1,785	Watsco Inc	9,670	607
Ashland Inc	27,365	1,589		$ 4,808
Cabot Corp	22,692	981	Diversified Financial Services - 1.73%
Cytec Industries Inc	17,138	935	Affiliated Managers Group Inc (a)	17,897	1,823

See accompanying notes

163

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Forest Products & Paper (continued)
Eaton Vance Corp	41,064 $	1,244	Rayonier Inc	27,959 $	1,655
Greenhill & Co Inc	8,755	608		$ 2,171
Jefferies Group Inc	42,935	1,074	Gas - 2.49%
Raymond James Financial Inc	34,687	1,256	AGL Resources Inc	27,084	994
Waddell & Reed Financial Inc	29,633	1,070	Atmos Energy Corp	31,380	1,023
	$ 7,075		Energen Corp	24,948	1,395
Electric - 3.24%			National Fuel Gas Co	28,523	1,949
Alliant Energy Corp	38,471	1,430	Questar Corp	60,609	1,056
Black Hills Corp	13,621	422	Southern Union Co	43,208	1,154
Cleco Corp	21,084	659	UGI Corp	38,336	1,202
DPL Inc	41,278	1,081	Vectren Corp	28,337	751
Dynegy Inc (a)	35,665	224	WGL Holdings Inc	17,724	639
Great Plains Energy Inc	47,075	926		$ 10,163
Hawaiian Electric Industries Inc	32,676	814	Hand & Machine Tools - 0.74%
IDACORP Inc	17,045	637	Kennametal Inc	28,490	1,157
MDU Resources Group Inc	65,332	1,387	Lincoln Electric Holdings Inc	14,666	993
NSTAR	35,949	1,559	Regal-Beloit Corp	13,396	894
NV Energy Inc	81,615	1,173		$ 3,044
OGE Energy Corp	33,828	1,552	Healthcare - Products - 4.64%
PNM Resources Inc	30,079	392	Beckman Coulter Inc	24,032	1,730
Westar Energy Inc	38,657	986	Edwards Lifesciences Corp (a)	39,624	3,340
	$ 13,242		Gen-Probe Inc (a)	16,730	1,052
Electrical Components & Equipment - 1.30%			Henry Schein Inc (a)	32,022	2,103
AMETEK Inc	55,543	2,265	Hill-Rom Holdings Inc	21,883	886
Energizer Holdings Inc (a)	24,495	1,782	Hologic Inc (a)	90,192	1,797
Hubbell Inc	20,830	1,275	IDEXX Laboratories Inc (a)	19,956	1,431
	$ 5,322		Immucor Inc (a)	24,295	480
Electronics - 3.32%			Kinetic Concepts Inc (a)	21,726	1,002
Arrow Electronics Inc (a)	40,188	1,519	Masimo Corp	20,445	613
Avnet Inc (a)	52,736	1,879	ResMed Inc (a)	52,469	1,652
Gentex Corp	48,710	1,562	STERIS Corp	20,526	715
Itron Inc (a)	14,022	814	Techne Corp	12,870	887
Mettler-Toledo International Inc (a)	11,392	1,700	Teleflex Inc	13,876	795
National Instruments Corp	20,355	861	Thoratec Corp (a)	20,291	479
Tech Data Corp (a)	16,180	759		$ 18,962
Thomas & Betts Corp (a)	17,984	924	Healthcare - Services - 2.18%
Trimble Navigation Ltd (a)	41,674	1,920	Community Health Systems Inc (a)	32,117	1,128
Vishay Intertechnology Inc (a)	57,236	944	Covance Inc (a)	22,506	1,269
Woodward Inc	20,570	694	Health Management Associates Inc (a)	86,975	792
	$ 13,576		Health Net Inc (a)	33,161	946
Engineering & Construction - 1.37%			Kindred Healthcare Inc (a)	13,701	256
Aecom Technology Corp (a)	41,137	1,204	LifePoint Hospitals Inc (a)	18,290	644
Granite Construction Inc	11,841	306	Lincare Holdings Inc	33,877	916
KBR Inc	52,390	1,682	Mednax Inc (a)	16,550	1,095
Shaw Group Inc/The (a)	29,485	1,114	Universal Health Services Inc	33,755	1,421
URS Corp (a)	28,716	1,276	WellCare Health Plans Inc (a)	14,762	441
	$ 5,582			$ 8,908
Entertainment - 0.48%			Home Builders - 1.01%
Bally Technologies Inc (a)	18,603	762	KB Home	25,056	372
DreamWorks Animation SKG Inc (a)	24,855	698	MDC Holdings Inc	13,087	404
International Speedway Corp	10,167	294	NVR Inc (a)	1,957	1,497
Scientific Games Corp (a)	21,936	226	Ryland Group Inc	15,312	273
	$ 1,980		Thor Industries Inc	14,720	547
Environmental Control - 0.54%			Toll Brothers Inc (a)	50,083	1,014
Clean Harbors Inc (a)	7,957	716		$ 4,107
Mine Safety Appliances Co	10,716	334	Insurance - 3.99%
Waste Connections Inc	39,957	1,158	American Financial Group Inc/OH	27,299	888
	$ 2,208		Arthur J Gallagher & Co	36,788	1,092
Food - 1.30%			Aspen Insurance Holdings Ltd	26,543	798
Corn Products International Inc	26,242	1,210	Brown & Brown Inc	40,593	1,005
Flowers Foods Inc	26,291	663	Everest Re Group Ltd	18,986	1,600
Lancaster Colony Corp	6,673	371	Fidelity National Financial Inc	78,770	1,059
Ralcorp Holdings Inc (a)	19,062	1,167	First American Financial Corp	36,177	561
Ruddick Corp	14,837	500	Hanover Insurance Group Inc/The	15,655	740
Smithfield Foods Inc (a)	57,613	1,147	HCC Insurance Holdings Inc	40,014	1,212
Tootsie Roll Industries Inc	8,486	235	Mercury General Corp	12,362	525
	$ 5,293		Old Republic International Corp	88,331	1,080
Forest Products & Paper - 0.53%			Protective Life Corp	29,730	820
Potlatch Corp	13,884	516	Reinsurance Group of America Inc	25,412	1,463
			StanCorp Financial Group Inc	15,962	712

See accompanying notes

164

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Miscellaneous Manufacturing (continued)
Transatlantic Holdings Inc	21,947 $	1,129	Trinity Industries Inc	27,677 $	772
Unitrin Inc	17,274	465		$ 10,426
WR Berkley Corp	41,274	1,166	Office Furnishings - 0.23%
	$ 16,315		Herman Miller Inc	19,813	478
Internet - 1.35%			HNI Corp	15,547	472
AOL Inc (a)	37,044	871		$ 950
Digital River Inc (a)	13,777	437	Oil & Gas - 3.64%
Equinix Inc (a)	15,962	1,411	Atwood Oceanics Inc (a)	19,465	787
Rackspace Hosting Inc (a)	33,701	1,129	Bill Barrett Corp (a)	16,105	660
TIBCO Software Inc (a)	57,946	1,274	Cimarex Energy Co	29,395	3,061
ValueClick Inc (a)	28,021	393	Comstock Resources Inc (a)	16,421	455
	$ 5,515		Forest Oil Corp (a)	39,349	1,527
Investment Companies - 0.20%			Frontier Oil Corp	36,689	763
Apollo Investment Corp	67,688	798	Patterson-UTI Energy Inc	53,488	1,249
			Plains Exploration & Production Co (a)	48,620	1,721
Iron & Steel - 0.82%			Pride International Inc (a)	60,984	1,982
Carpenter Technology Corp	15,260	628	Quicksilver Resources Inc (a)	40,783	612
Reliance Steel & Aluminum Co	25,891	1,354	SM Energy Co	21,883	1,360
Steel Dynamics Inc	75,325	1,371	Unit Corp (a)	13,795	706
	$ 3,353			$ 14,883
Leisure Products & Services - 0.57%			Oil & Gas Services - 1.06%
Life Time Fitness Inc (a)	14,537	580	Dril-Quip Inc (a)	11,896	918
Polaris Industries Inc	11,761	904	Exterran Holdings Inc (a)	21,940	544
WMS Industries Inc (a)	20,049	841	Helix Energy Solutions Group Inc (a)	36,597	454
	$ 2,325		Oceaneering International Inc (a)	18,780	1,450
Lodging - 0.05%			Superior Energy Services Inc (a)	27,352	961
Boyd Gaming Corp (a)	19,452	211		$ 4,327
			Packaging & Containers - 1.32%
Machinery - Construction & Mining - 1.69%			Greif Inc	10,801	681
Bucyrus International Inc	28,115	2,552	Packaging Corp of America	35,590	1,005
Joy Global Inc	35,841	3,125	Rock-Tenn Co	13,507	902
Terex Corp (a)	37,792	1,225	Silgan Holdings Inc	17,430	651
	$ 6,902		Sonoco Products Co	35,711	1,269
Machinery - Diversified - 1.89%			Temple-Inland Inc	37,415	898
AGCO Corp (a)	32,291	1,637		$ 5,406
Gardner Denver Inc	18,213	1,314	Pharmaceuticals - 1.39%
Graco Inc	20,780	883	Endo Pharmaceuticals Holdings Inc (a)	40,114	1,333
IDEX Corp	28,417	1,127	Medicis Pharmaceutical Corp	21,040	535
Nordson Corp	11,784	1,088	Omnicare Inc	40,235	1,043
Wabtec Corp/DE	16,638	902	Perrigo Co	28,808	2,095
Zebra Technologies Corp (a)	19,618	763	VCA Antech Inc (a)	29,906	685
	$ 7,714			$ 5,691
Media - 0.84%			Publicly Traded Investment Fund - 0.97%
Factset Research Systems Inc	16,090	1,622	iShares S&P MidCap 400 Index Fund	42,900	3,961
John Wiley & Sons Inc	16,104	740
Meredith Corp	12,648	426	Real Estate - 0.32%
New York Times Co/The (a)	41,014	415	Jones Lang LaSalle Inc	14,800	1,312
Scholastic Corp	8,245	245
	$ 3,448		REITS - 7.20%
Metal Fabrication & Hardware - 0.74%			Alexandria Real Estate Equities Inc	19,205	1,480
Commercial Metals Co	39,687	664	AMB Property Corp	58,436	1,961
Timken Co	27,968	1,315	BRE Properties Inc	22,242	993
Valmont Industries Inc	7,407	688	Camden Property Trust	23,834	1,321
Worthington Industries Inc	19,274	366	Corporate Office Properties Trust	23,215	849
	$ 3,033		Cousins Properties Inc	35,891	306
Mining - 0.26%			Duke Realty Corp	87,496	1,199
Compass Minerals International Inc	11,356	1,043	Equity One Inc	16,002	298
			Essex Property Trust Inc	10,873	1,261
Miscellaneous Manufacturing - 2.55%			Federal Realty Investment Trust	21,350	1,717
Acuity Brands Inc	14,942	825	Highwoods Properties Inc	24,868	815
Aptargroup Inc	23,277	1,119	Hospitality Properties Trust	42,840	1,065
Brink's Co/The	16,102	435	Liberty Property Trust	39,635	1,378
Carlisle Cos Inc	21,164	798	Macerich Co/The	45,154	2,197
Crane Co	16,024	712	Mack-Cali Realty Corp	27,600	967
Donaldson Co Inc	26,548	1,556	Nationwide Health Properties Inc	43,814	1,645
Eastman Kodak Co (a)	93,311	341	Omega Healthcare Investors Inc	34,179	761
Harsco Corp	27,939	902	Realty Income Corp	40,637	1,421
Matthews International Corp	10,231	362	Regency Centers Corp	28,411	1,225
Pentair Inc	34,250	1,239	Senior Housing Properties Trust	48,578	1,089
SPX Corp	17,422	1,365	SL Green Realty Corp	27,160	1,976

See accompanying notes

165

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
REITS (continued)			Software (continued)
Taubman Centers Inc	18,929 $	991	Solera Holdings Inc	24,379 $	1,276
UDR Inc	63,209	1,484			$ 12,252
Weingarten Realty Investors	41,789	1,025	Telecommunications - 1.68%
	$ 29,424		ADTRAN Inc	21,895	901
Retail - 6.75%			Ciena Corp (a)	32,473	715
99 Cents Only Stores (a)	16,258	242	NeuStar Inc (a)	25,602	687
Advance Auto Parts Inc	29,170	1,865	Plantronics Inc	16,531	585
Aeropostale Inc (a)	32,085	774	Polycom Inc (a)	29,636	1,300
American Eagle Outfitters Inc	67,911	982	RF Micro Devices Inc (a)	95,380	641
AnnTaylor Stores Corp (a)	20,116	445	Telephone & Data Systems Inc	31,886	1,140
Ascena Retail Group Inc (a)	24,050	652	tw telecom inc (a)	52,508	900
Barnes & Noble Inc	13,587	214			$ 6,869
BJ's Wholesale Club Inc (a)	18,949	833	Textiles - 0.27%
Bob Evans Farms Inc	10,548	332	Mohawk Industries Inc (a)	19,522	1,084
Brinker International Inc	32,037	754
Cheesecake Factory Inc/The (a)	20,565	607	Transportation - 1.86%
Chico's FAS Inc	61,635	673	Alexander & Baldwin Inc	14,322	575
Chipotle Mexican Grill Inc (a)	10,739	2,351	Con-way Inc	19,005	646
Collective Brands Inc (a)	22,342	455	JB Hunt Transport Services Inc	30,802	1,263
Copart Inc (a)	20,664	811	Kansas City Southern (a)	35,610	1,780
Dick's Sporting Goods Inc (a)	30,758	1,110	Kirby Corp (a)	18,575	868
Dollar Tree Inc (a)	43,456	2,198	Landstar System Inc	17,047	706
Foot Locker Inc	54,025	965	Overseas Shipholding Group Inc	9,291	309
Guess? Inc	22,033	943	Tidewater Inc	17,838	1,061
J Crew Group Inc (a)	22,188	963	Werner Enterprises Inc	15,375	379
MSC Industrial Direct Co	15,465	919			$ 7,587
Office Depot Inc (a)	96,153	505	Trucking & Leasing - 0.13%
Panera Bread Co (a)	10,531	1,006	GATX Corp	16,068	534
PetSmart Inc	40,813	1,642
Phillips-Van Heusen Corp	23,033	1,345	Water - 0.27%
Regis Corp	19,987	335	Aqua America Inc	47,732	1,104
Saks Inc (a)	55,837	654
Tractor Supply Co	25,303	1,298	TOTAL COMMON STOCKS		$ 396,568
Wendy's/Arby's Group Inc	111,698	540		Maturity
Williams-Sonoma Inc	36,840	1,186		Amount
	$ 27,599		REPURCHASE AGREEMENTS - 2.69%	(000's)	Value (000's)
Savings & Loans - 1.32%			Banks - 2.69%
Astoria Financial Corp	28,532	406	Investment in Joint Trading Account; Credit Suisse $	2,283	$ 2,283
First Niagara Financial Group Inc	72,565	1,007	Repurchase Agreement; 0.21% dated
New York Community Bancorp Inc	151,174	2,770	01/31/11 maturing 02/01/11 (collateralized by
NewAlliance Bancshares Inc	36,466	545	US Treasury Notes; $2,328,758; 0.88% -
Washington Federal Inc	39,049	675	5.13%; dated 05/31/11 - 05/15/16)
	$ 5,403		Investment in Joint Trading Account; Deutsche	3,044	3,044
Semiconductors - 3.62%			Bank Repurchase Agreement; 0.21% dated
Atmel Corp (a)	159,045	2,153	01/31/11 maturing 02/01/11 (collateralized by
Cree Inc (a)	37,640	1,900	Sovereign Agency Issues; $3,105,011; 0.00%
Fairchild Semiconductor International Inc (a)	42,979	765	- 7.13%; dated 02/22/11 - 06/15/38)
Integrated Device Technology Inc (a)	53,279	340	Investment in Joint Trading Account; JP Morgan	1,142	1,142
International Rectifier Corp (a)	24,080	771	Repurchase Agreement; 0.18% dated
Intersil Corp	43,155	653	01/31/11 maturing 02/01/11 (collateralized by
Lam Research Corp (a)	42,678	2,129	US Treasury Notes; $1,164,379; 0.00%; dated
QLogic Corp (a)	36,596	652	06/23/11 - 07/21/11)
Rovi Corp (a)	36,498	2,254	Investment in Joint Trading Account; Merrill	3,046	3,046
Semtech Corp (a)	21,643	473	Lynch Repurchase Agreement; 0.21% dated
Silicon Laboratories Inc (a)	15,176	675	01/31/11 maturing 02/01/11 (collateralized by
Skyworks Solutions Inc (a)	63,608	2,021	Sovereign Agency Issues; $3,107,231; 0.00%
	$ 14,786		- 8.13%; dated 11/23/11 - 01/15/26)
Software - 3.00%			Investment in Joint Trading Account; Morgan	1,484	1,484
ACI Worldwide Inc (a)	11,523	305	Stanley Repurchase Agreement; 0.21% dated
Acxiom Corp (a)	27,837	480	01/31/11 maturing 02/01/11 (collateralized by
Advent Software Inc (a)	11,090	328	Sovereign Agency Issues; $1,513,692; 0.00%
Allscripts Healthcare Solutions Inc (a)	64,932	1,371	- 4.63%; dated 07/27/11 - 01/02/14)
ANSYS Inc (a)	31,580	1,656			$ 10,999
Broadridge Financial Solutions Inc	43,388	993	TOTAL REPURCHASE AGREEMENTS		$ 10,999
Concur Technologies Inc (a)	15,823	807	Total Investments		$ 407,567
Fair Isaac Corp	13,842	351	Other Assets in Excess of Liabilities, Net - 0.27%		$ 1,084
Informatica Corp (a)	32,567	1,511
Mantech International Corp (a)	7,827	315	TOTAL NET ASSETS - 100.00%		$ 408,651
MSCI Inc (a)	41,220	1,411
Parametric Technology Corp (a)	40,900	909	(a) Non-Income Producing Security
Quest Software Inc (a)	20,869	539
See accompanying notes			166

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 85,031
Unrealized Depreciation		(29,093)
Net Unrealized Appreciation (Depreciation)		$ 55,938
Cost for federal income tax purposes		$ 351,629
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		20 .86%
Industrial		18 .62%
Consumer, Non-cyclical		17 .52%
Consumer, Cyclical		12 .74%
Technology		8 .89%
Utilities		6 .00%
Energy		5 .35%
Basic Materials		4 .69%
Communications		4 .09%
Exchange Traded Funds		0 .97%
Other Assets in Excess of Liabilities, Net		0 .27%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; March 2011	Long	119 $	10,938	$ 10,985	$ 47
$ 47

All dollar amounts are shown in thousands (000's)

See accompanying notes

167

Schedule of Investments MidCap Value Fund I January 31, 2011 (unaudited)

COMMON STOCKS - 96.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.14%			Beverages - 0.66%
Interpublic Group of Cos Inc (a)	191,700 $	2,049	Brown-Forman Corp	5,165 $	343
Lamar Advertising Co (a)	7,100	262	Coca-Cola Enterprises Inc	16,257	409
	$ 2,311		Constellation Brands Inc (a)	113,781	2,186
Aerospace & Defense - 0.63%			Dr Pepper Snapple Group Inc	73,469	2,603
Alliant Techsystems Inc	14,976	1,135	Hansen Natural Corp (a)	55,361	3,136
BE Aerospace Inc (a)	155,720	6,025	Molson Coors Brewing Co	41,146	1,929
Goodrich Corp	12,044	1,091		$ 10,606
L-3 Communications Holdings Inc	15,491	1,212	Biotechnology - 0.72%
Rockwell Collins Inc	9,868	633	Amylin Pharmaceuticals Inc (a)	49,800	806
	$ 10,096		Biogen Idec Inc (a)	141,770	9,282
Agriculture - 0.61%			Bio-Rad Laboratories Inc (a)	5,101	555
Bunge Ltd	67,587	4,601	Life Technologies Corp (a)	12,764	693
Lorillard Inc	55,596	4,183	Myriad Genetics Inc (a)	12,500	249
Reynolds American Inc	30,028	955		$ 11,585
	$ 9,739		Building Materials - 0.48%
Airlines - 0.37%			Armstrong World Industries Inc	3,705	151
Copa Holdings SA	2,294	129	Eagle Materials Inc	10,304	299
Delta Air Lines Inc (a)	16,200	189	Masco Corp	466,067	6,208
JetBlue Airways Corp (a)	579,919	3,479	Owens Corning Inc (a)	31,500	1,054
Southwest Airlines Co	136,796	1,621		$ 7,712
United Continental Holdings Inc (a)	18,091	460	Chemicals - 1.95%
	$ 5,878		Ashland Inc	16,562	962
Apparel - 0.30%			Cabot Corp	40,939	1,770
Coach Inc	43,200	2,337	Celanese Corp	2,800	116
Polo Ralph Lauren Corp	1,600	172	CF Industries Holdings Inc	3,928	530
VF Corp	28,357	2,345	Cytec Industries Inc	55,569	3,030
	$ 4,854		Eastman Chemical Co	27,277	2,533
Automobile Manufacturers - 0.19%			FMC Corp	7,476	569
Navistar International Corp (a)	32,678	2,119	Huntsman Corp	580,169	10,100
Oshkosh Corp (a)	22,500	853	International Flavors & Fragrances Inc	14,262	814
	$ 2,972		Mosaic Co/The	7,600	616
Automobile Parts & Equipment - 1.37%			PPG Industries Inc	29,401	2,478
Autoliv Inc	7,510	577	RPM International Inc	104,554	2,450
BorgWarner Inc (a)	1,799	121	Sherwin-Williams Co/The	37,234	3,155
Federal-Mogul Corp (a)	3,044	72	Sigma-Aldrich Corp	1,832	117
Goodyear Tire & Rubber Co/The (a)	25,300	301	Valspar Corp	50,242	1,878
Lear Corp	120,090	12,685		$ 31,118
TRW Automotive Holdings Corp (a)	136,802	8,161	Coal - 2.02%
	$ 21,917		Alpha Natural Resources Inc (a)	235,278	12,641
Banks - 4.71%			Arch Coal Inc	77,528	2,655
Associated Banc-Corp	34,803	487	Consol Energy Inc	119,886	5,958
BancorpSouth Inc	101,845	1,593	Massey Energy Co	40,925	2,573
Bank of Hawaii Corp	47,299	2,217	Peabody Energy Corp	93,322	5,919
BB&T Corp	17,500	484	Walter Energy Inc	19,594	2,553
BOK Financial Corp	5,048	261		$ 32,299
CIT Group Inc (a)	150,652	7,184	Commercial Services - 1.08%
City National Corp/CA	21,301	1,231	Convergys Corp (a)	86,719	1,235
Comerica Inc	86,681	3,311	CoreLogic Inc	102,571	2,057
Commerce Bancshares Inc	29,846	1,227	Corrections Corp of America (a)	55,404	1,375
Cullen/Frost Bankers Inc	42,145	2,435	DeVry Inc	100	5
East West Bancorp Inc	58,261	1,265	Education Management Corp (a)	8,958	165
Fifth Third Bancorp	960,183	14,278	Equifax Inc	16,945	605
First Citizens BancShares Inc/NC	1,072	216	FTI Consulting Inc (a)	1,835	67
First Horizon National Corp	76,878	871	Genpact Ltd (a)	16,496	250
First Republic Bank/San Francisco CA (a)	53,235	1,583	H&R Block Inc	35,573	445
Fulton Financial Corp	56,887	587	Hillenbrand Inc	10,245	221
Huntington Bancshares Inc/OH	179,101	1,297	KAR Auction Services Inc (a)	24,119	358
KeyCorp	214,174	1,906	Lender Processing Services Inc	41,600	1,320
M&T Bank Corp	108,940	9,420	Manpower Inc	9,762	630
Marshall & Ilsley Corp	118,217	826	Monster Worldwide Inc (a)	18,200	303
Morgan Stanley	36,600	1,076	Moody's Corp	63,800	1,874
Northern Trust Corp	8,100	421	Morningstar Inc	9,639	515
PNC Financial Services Group Inc	4,300	258	Pharmaceutical Product Development Inc	15,900	463
Popular Inc (a)	134,026	430	Quanta Services Inc (a)	24,819	589
Regions Financial Corp	349,017	2,478	RR Donnelley & Sons Co	25,474	451
SunTrust Banks Inc	520,636	15,843	Service Corp International/US	50,486	438
TCF Financial Corp	28,228	422	Total System Services Inc	40,218	700
Valley National Bancorp	71,919	973	Towers Watson & Co	7,291	398
Zions Bancorporation	32,125	757	Verisk Analytics Inc (a)	48,000	1,624
	$ 75,337

See accompanying notes

168

Schedule of Investments
MidCap Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric (continued)
Weight Watchers International Inc	30,858 $	1,197	NSTAR	15,415 $	669
	$ 17,285		NV Energy Inc	715,861	10,287
Computers - 0.89%			OGE Energy Corp	46,435	2,131
Brocade Communications Systems Inc (a)	825,136	4,654	Pepco Holdings Inc	25,934	482
Cadence Design Systems Inc (a)	89,700	779	Pinnacle West Capital Corp	143,810	5,854
Computer Sciences Corp	49,824	2,655	PPL Corp	416,014	10,728
Diebold Inc	33,227	1,019	Progress Energy Inc	163,169	7,330
DST Systems Inc	35,261	1,677	SCANA Corp	227,290	9,608
Lexmark International Inc (a)	52,399	1,825	TECO Energy Inc	95,967	1,767
Seagate Technology PLC (a)	27,080	379	Westar Energy Inc	210,594	5,371
Synopsys Inc (a)	18,427	500	Wisconsin Energy Corp	24,119	1,454
Western Digital Corp (a)	23,638	804	Xcel Energy Inc	646,021	15,226
	$ 14,292			$ 132,349
Consumer Products - 0.45%			Electrical Components & Equipment - 0.66%
Avery Dennison Corp	13,887	584	Energizer Holdings Inc (a)	54,172	3,940
Fortune Brands Inc	79,001	4,873	General Cable Corp (a)	62,924	2,329
Jarden Corp	52,389	1,776	Hubbell Inc	35,198	2,156
	$ 7,233		Molex Inc	15,712	411
Cosmetics & Personal Care - 0.11%			Sunpower Corp - Class A (a)	121,825	1,637
Alberto-Culver Co	13,037	486		$ 10,473
Avon Products Inc	47,589	1,347	Electronics - 1.35%
	$ 1,833		Amphenol Corp	93,161	5,156
Distribution & Wholesale - 0.42%			Arrow Electronics Inc (a)	12,756	482
Fastenal Co	33,513	1,946	Avnet Inc (a)	20,555	732
Genuine Parts Co	21,343	1,104	AVX Corp	42,769	671
Ingram Micro Inc (a)	134,161	2,648	Garmin Ltd	122,669	3,781
WESCO International Inc (a)	18,237	1,023	Itron Inc (a)	48,569	2,818
	$ 6,721		Jabil Circuit Inc	10,208	206
Diversified Financial Services - 4.36%			National Instruments Corp	25,800	1,092
Affiliated Managers Group Inc (a)	3,700	377	PerkinElmer Inc	20,701	530
			Tech Data Corp (a)	79,407	3,725
Ameriprise Financial Inc	34,368	2,119	Thomas & Betts Corp (a)	16,620	854
BlackRock Inc	20,700	4,099	Vishay Intertechnology Inc (a)	91,300	1,506
CBOE Holdings Inc	1,575	36	Vishay Precision Group Inc (a)	4,234	79
Discover Financial Services	222,829	4,588
E*Trade Financial Corp (a)	25,474	422		$ 21,632
Federated Investors Inc	5,737	155	Energy - Alternate Sources - 0.05%
Invesco Ltd	880,093	21,773	Covanta Holding Corp	48,768	825
Janus Capital Group Inc	70,700	913
Jefferies Group Inc	13,707	343	Engineering & Construction - 0.32%
Lazard Ltd	109,664	4,575	Aecom Technology Corp (a)	13,999	410
Legg Mason Inc	204,868	6,788	Chicago Bridge & Iron Co NV (a)	24,233	797
NASDAQ OMX Group Inc/The (a)	102,131	2,500	Fluor Corp	19,829	1,372
NYSE Euronext	89,341	2,842	Jacobs Engineering Group Inc (a)	9,809	504
Raymond James Financial Inc	32,477	1,176	KBR Inc	19,195	616
SLM Corp (a)	752,219	10,840	McDermott International Inc (a)	9,638	200
TD Ameritrade Holding Corp	273,026	5,575	Shaw Group Inc/The (a)	4,100	155
Waddell & Reed Financial Inc	17,773	642	URS Corp (a)	25,041	1,113
	$ 69,763			$ 5,167
Electric - 8.28%			Entertainment - 0.07%
AES Corp/The (a)	160,235	1,987	International Game Technology	24,700	424
Allegheny Energy Inc	53,136	1,370	International Speedway Corp	9,567	277
Alliant Energy Corp	65,360	2,429	Madison Square Garden Inc (a)	8,033	203
Ameren Corp	264,831	7,513	Regal Entertainment Group	12,464	151
American Electric Power Co Inc	43,554	1,554		$ 1,055
CMS Energy Corp	425,367	8,295	Environmental Control - 0.40%
Consolidated Edison Inc	90,003	4,492	Nalco Holding Co	14,234	434
Constellation Energy Group Inc	21,808	703	Republic Services Inc	190,607	5,878
DPL Inc	102,962	2,695	Waste Connections Inc	4,950	143
DTE Energy Co	24,304	1,124		$ 6,455
Duke Energy Corp	64,360	1,151	Food - 2.70%
Edison International	229,119	8,313	Campbell Soup Co	14,556	497
FirstEnergy Corp	107,848	4,219	ConAgra Foods Inc	464,927	10,382
GenOn Energy Inc (a)	109,758	454	Corn Products International Inc	12,471	575
Great Plains Energy Inc	170,845	3,362	Del Monte Foods Co	27,393	519
Hawaiian Electric Industries Inc	43,402	1,081	Flowers Foods Inc	9,431	238
Integrys Energy Group Inc	10,866	517	Hershey Co/The	24,727	1,155
ITC Holdings Corp	16,020	1,053	HJ Heinz Co	145,745	6,923
MDU Resources Group Inc	21,787	463	Hormel Foods Corp	25,726	1,271
Northeast Utilities	231,581	7,623	JM Smucker Co/The	191,837	11,925
NRG Energy Inc (a)	50,341	1,044	Kellogg Co	21,103	1,061

See accompanying notes

169

Schedule of Investments MidCap Value Fund I January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Home Builders - 0.43%
McCormick & Co Inc/MD	31,376 $	1,387	DR Horton Inc	84,492 $	1,047
Ralcorp Holdings Inc (a)	6,480	397	Lennar Corp	18,796	364
Safeway Inc	52,390	1,084	NVR Inc (a)	7,216	5,520
Sara Lee Corp	149,559	2,538		$ 6,931
Smithfield Foods Inc (a)	31,900	635	Home Furnishings - 0.08%
SUPERVALU Inc	42,051	306	Harman International Industries Inc	18,632	807
Tyson Foods Inc	40,392	664	Whirlpool Corp	5,726	490
Whole Foods Market Inc	30,200	1,562		$ 1,297
	$ 43,119		Housewares - 0.71%
Forest Products & Paper - 0.72%			Newell Rubbermaid Inc	586,311	11,287
Domtar Corp	20,125	1,769
International Paper Co	19,278	557	Insurance - 9.18%
MeadWestvaco Corp	98,827	2,830	Allied World Assurance Co Holdings Ltd	33,613	2,028
Plum Creek Timber Co Inc	70,316	2,944	American Financial Group Inc/OH	79,710	2,593
Rayonier Inc	57,019	3,376	American International Group Inc (a)	13,999	565
	$ 11,476		American National Insurance Co	300	25
Gas - 1.12%			Aon Corp	37,637	1,722
AGL Resources Inc	8,030	295	Arch Capital Group Ltd (a)	27,178	2,398
Atmos Energy Corp	22,500	733	Arthur J Gallagher & Co	15,376	456
CenterPoint Energy Inc	60,294	974	Aspen Insurance Holdings Ltd	108,077	3,248
Energen Corp	8,487	474	Assurant Inc	33,303	1,307
National Fuel Gas Co	8,492	580	Assured Guaranty Ltd	162,758	2,354
NiSource Inc	39,968	744	Axis Capital Holdings Ltd	46,428	1,652
Questar Corp	24,652	430	Brown & Brown Inc	17,156	424
Sempra Energy	187,404	9,758	Cincinnati Financial Corp	150,853	4,833
Southern Union Co	122,718	3,279	CNA Financial Corp	23,200	623
UGI Corp	17,647	554	Endurance Specialty Holdings Ltd	72,655	3,378
	$ 17,821		Erie Indemnity Co	1,556	103
Hand & Machine Tools - 0.43%			Everest Re Group Ltd	148,637	12,527
Kennametal Inc	24,902	1,011	Fidelity National Financial Inc	70,971	955
Lincoln Electric Holdings Inc	6,600	447	Genworth Financial Inc (a)	873,149	11,848
Regal-Beloit Corp	21,747	1,451	Hartford Financial Services Group Inc	646,424	17,957
Snap-On Inc	25,863	1,465	HCC Insurance Holdings Inc	56,137	1,699
Stanley Black & Decker Inc	33,759	2,454	Lincoln National Corp	285,366	8,230
	$ 6,828		Loews Corp	13,540	542
Healthcare - Products - 2.28%			Markel Corp (a)	1,148	462
Alere Inc (a)	68,500	2,683	Marsh & McLennan Cos Inc	448,586	12,506
Beckman Coulter Inc	8,245	594	Mercury General Corp	13,511	574
Boston Scientific Corp (a)	1,000,558	6,983	Old Republic International Corp	30,468	373
CareFusion Corp (a)	19,507	502	OneBeacon Insurance Group Ltd	5,789	80
Cooper Cos Inc/The	39,597	2,270	PartnerRe Ltd	61,145	5,007
CR Bard Inc	45,304	4,274	Progressive Corp/The	94,285	1,868
DENTSPLY International Inc	25,341	899	Protective Life Corp	155,631	4,291
Hill-Rom Holdings Inc	44,046	1,783	Reinsurance Group of America Inc	33,059	1,903
Hologic Inc (a)	312,179	6,218	RenaissanceRe Holdings Ltd	9,454	621
IDEXX Laboratories Inc (a)	2,382	171	StanCorp Financial Group Inc	46,561	2,077
Kinetic Concepts Inc (a)	180,743	8,338	Symetra Financial Corp	6,923	92
Patterson Cos Inc	25,801	853	Torchmark Corp	38,734	2,413
Techne Corp	4,126	285	Transatlantic Holdings Inc	8,982	462
Teleflex Inc	11,419	655	Unitrin Inc	74,657	2,009
	$ 36,508		Unum Group	399,788	9,971
Healthcare - Services - 1.17%			Validus Holdings Ltd	25,402	772
Aetna Inc	291,197	9,592	Wesco Financial Corp	264	99
Brookdale Senior Living Inc (a)	74,900	1,637	White Mountains Insurance Group Ltd	400	136
CIGNA Corp	37,762	1,587	WR Berkley Corp	308,662	8,719
Community Health Systems Inc (a)	5,738	201	XL Group PLC	470,519	10,785
Coventry Health Care Inc (a)	20,426	612		$ 146,687
Health Management Associates Inc (a)	28,084	255	Internet - 0.99%
Health Net Inc (a)	19,689	562	AOL Inc (a)	21,143	497
Humana Inc (a)	23,231	1,347	Equinix Inc (a)	13,338	1,179
LifePoint Hospitals Inc (a)	23,795	837	Expedia Inc	32,985	830
Mednax Inc (a)	7,135	472	IAC/InterActiveCorp (a)	8,754	248
Quest Diagnostics Inc	3,901	222	Liberty Media Corp - Interactive (a)	780,680	12,366
Tenet Healthcare Corp (a)	26,668	177	VeriSign Inc	9,100	306
Universal Health Services Inc	27,039	1,139	WebMD Health Corp (a)	8,300	434
	$ 18,640			$ 15,860
Holding Companies - Diversified - 0.06%			Investment Companies - 0.02%
Leucadia National Corp	29,220	950	Ares Capital Corp	22,628	380

			Iron & Steel - 0.82%
			AK Steel Holding Corp	80,074	1,273

See accompanying notes

170

Schedule of Investments
MidCap Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Iron & Steel (continued)			Miscellaneous Manufacturing - 3.90%
Allegheny Technologies Inc	5,680 $	370	3M Co	12,528 $	1,101
Carpenter Technology Corp	14,224	586	Aptargroup Inc	28,388	1,364
Cliffs Natural Resources Inc	98,091	8,383	Carlisle Cos Inc	33,845	1,276
Reliance Steel & Aluminum Co	7,768	406	Cooper Industries PLC	95,293	5,837
Schnitzer Steel Industries Inc	8,025	495	Crane Co	30,077	1,335
Steel Dynamics Inc	25,016	455	Dover Corp	9,198	590
United States Steel Corp	20,266	1,169	Eaton Corp	132,055	14,257
	$ 13,137		Harsco Corp	18,000	581
Leisure Products & Services - 0.33%			Ingersoll-Rand PLC	52,613	2,484
Carnival Corp	2,400	107	ITT Corp	24,558	1,447
Harley-Davidson Inc	66,644	2,643	Leggett & Platt Inc	78,053	1,759
Royal Caribbean Cruises Ltd (a)	55,119	2,475	Parker Hannifin Corp	116,102	10,381
	$ 5,225		Pentair Inc	234,999	8,500
Lodging - 0.72%			SPX Corp	18,632	1,461
Choice Hotels International Inc	5,048	191	Textron Inc	320,750	8,432
Las Vegas Sands Corp (a)	2,700	125	Trinity Industries Inc	54,808	1,529
MGM Resorts International (a)	56,393	836		$ 62,334
Starwood Hotels & Resorts Worldwide Inc	52,800	3,114	Office & Business Equipment - 0.23%
Wyndham Worldwide Corp	245,873	6,917	Pitney Bowes Inc	11,705	284
Wynn Resorts Ltd	2,700	314	Xerox Corp	319,673	3,395
	$ 11,497			$ 3,679
Machinery - Construction & Mining - 0.45%			Oil & Gas - 6.27%
Caterpillar Inc	48,200	4,676	Atlas Energy Inc (a)	39,686	1,758
Joy Global Inc	23,600	2,058	Atwood Oceanics Inc (a)	57,950	2,343
Terex Corp (a)	12,832	416	Cabot Oil & Gas Corp	22,264	926
	$ 7,150		Chesapeake Energy Corp	5,000	148
Machinery - Diversified - 0.91%			Comstock Resources Inc (a)	15,100	418
AGCO Corp (a)	33,996	1,724	Continental Resources Inc/OK (a)	13,667	878
CNH Global NV (a)	4,130	200	Denbury Resources Inc (a)	66,198	1,347
Cummins Inc	35,680	3,778	Diamond Offshore Drilling Inc	5,373	385
Deere & Co	12,300	1,118	Forest Oil Corp (a)	301,655	11,704
Flowserve Corp	1,650	206	Frontier Oil Corp	33,700	701
Gardner Denver Inc	459	33	Helmerich & Payne Inc	27,831	1,635
Graco Inc	25,500	1,083	Holly Corp	30,948	1,519
IDEX Corp	2,754	109	Murphy Oil Corp	56,706	3,759
Manitowoc Co Inc/The	114,300	1,535	Nabors Industries Ltd (a)	23,914	583
Rockwell Automation Inc	53,700	4,350	Newfield Exploration Co (a)	311,181	22,770
Wabtec Corp/DE	8,239	447	Noble Energy Inc	75,254	6,855
	$ 14,583		Patterson-UTI Energy Inc	95,507	2,229
Media - 3.46%			Pioneer Natural Resources Co	89,667	8,533
			Plains Exploration & Production Co (a)	16,497	584
Cablevision Systems Corp	189,179	6,403	Pride International Inc (a)	17,422	566
CBS Corp	920,234	18,249
Discovery Communications Inc - A Shares (a)	10,191	397	QEP Resources Inc	265,976	10,809
Discovery Communications Inc - C Shares (a)	30,600	1,039	Quicksilver Resources Inc (a)	180,477	2,709
DISH Network Corp (a)	613,198	12,944	Rowan Cos Inc (a)	15,137	519
Gannett Co Inc	30,983	457	SM Energy Co	37,209	2,313
John Wiley & Sons Inc	688	32	Sunoco Inc	19,690	836
Liberty Global Inc - A Shares (a)	249,471	10,119	Tesoro Corp (a)	116,884	2,250
Liberty Media Corp - Capital Series A (a)	22,851	1,500	Unit Corp (a)	19,161	981
Liberty Media Corp - Starz (a)	6,655	444	Valero Energy Corp	201,767	5,117
			Whiting Petroleum Corp (a)	40,380	5,099
McGraw-Hill Cos Inc/The	12,529	488
Meredith Corp	6,864	231		$ 100,274
New York Times Co/The (a)	27,080	274	Oil & Gas Services - 2.60%
News Corp - Class A	36,100	542	Baker Hughes Inc	44,636	3,058
Scripps Networks Interactive	31,547	1,467	Cameron International Corp (a)	175,575	9,358
Viacom Inc	6,080	253	Dresser-Rand Group Inc (a)	16,169	743
Washington Post Co/The	1,097	470	Exterran Holdings Inc (a)	76,737	1,904
	$ 55,309		Key Energy Services Inc (a)	243,383	3,239
			Oceaneering International Inc (a)	63,120	4,875
Metal Fabrication & Hardware - 0.21%			Oil States International Inc (a)	25,650	1,738
Timken Co	52,749	2,480
Valmont Industries Inc	9,000	837	SEACOR Holdings Inc	8,668	917
			Superior Energy Services Inc (a)	42,593	1,496
	$ 3,317		Weatherford International Ltd (a)	602,436	14,289
Mining - 0.77%
Compass Minerals International Inc	3,200	294		$ 41,617
Royal Gold Inc	16,199	752	Packaging & Containers - 1.25%
Southern Copper Corp	98,200	4,401	Ball Corp	9,956	708
Stillwater Mining Co (a)	170,304	3,692	Bemis Co Inc	60,316	1,964
Thompson Creek Metals Co Inc (a)	186,805	2,529	Greif Inc	32,500	2,049
			Owens-Illinois Inc (a)	164,498	4,851
Vulcan Materials Co	14,918	635
	$ 12,303		Packaging Corp of America	46,093	1,302
			Sealed Air Corp	21,770	581

See accompanying notes

171

Schedule of Investments
MidCap Value Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Retail (continued)
Sonoco Products Co	37,938 $	1,348	Brinker International Inc	2,524 $	59
Temple-Inland Inc	296,863	7,122	Foot Locker Inc	31,517	563
	$ 19,925		GameStop Corp (a)	19,966	421
Pharmaceuticals - 1.04%			Guess? Inc	29,400	1,258
Cephalon Inc (a)	10,263	606	JC Penney Co Inc	64,335	2,063
Endo Pharmaceuticals Holdings Inc (a)	16,210	538	Kohl's Corp (a)	2,466	125
Forest Laboratories Inc (a)	38,973	1,257	Ltd Brands Inc	900	26
Herbalife Ltd	25,960	1,696	Macy's Inc	109,220	2,528
King Pharmaceuticals Inc (a)	112,793	1,607	Penske Automotive Group Inc (a)	35,490	600
Mead Johnson Nutrition Co	69,751	4,044	RadioShack Corp	22,357	339
Mylan Inc/PA (a)	9,667	224	Rite Aid Corp (a)	70,053	90
Omnicare Inc	226,279	5,865	Sears Holdings Corp (a)	5,342	403
Watson Pharmaceuticals Inc (a)	15,249	831	Signet Jewelers Ltd (a)	54,288	2,306
	$ 16,668		Urban Outfitters Inc (a)	81,807	2,767
Pipelines - 0.66%			Yum! Brands Inc	1,500	70
El Paso Corp	80,112	1,272		$ 15,379
Oneok Inc	12,550	739	Savings & Loans - 0.92%
Spectra Energy Corp	302,217	7,927	Capitol Federal Financial Inc	29,133	355
Williams Cos Inc	19,644	531	First Niagara Financial Group Inc	77,587	1,077
	$ 10,469		Hudson City Bancorp Inc	58,292	640
Real Estate - 0.01%			New York Community Bancorp Inc	255,376	4,678
St Joe Co/The (a)	4,500	123	People's United Financial Inc	460,765	5,949
			TFS Financial Corp	15,100	147
REITS - 8.58%			Washington Federal Inc	106,300	1,838
Alexandria Real Estate Equities Inc	85,138	6,560		$ 14,684
AMB Property Corp	65,005	2,181	Semiconductors - 1.56%
Annaly Capital Management Inc	298,351	5,319	Advanced Micro Devices Inc (a)	48,533	380
Apartment Investment & Management Co	11,610	297	Atmel Corp (a)	9,639	131
AvalonBay Communities Inc	25,763	2,987	Cypress Semiconductor Corp (a)	91,600	1,983
Boston Properties Inc	146,600	13,835	Fairchild Semiconductor International Inc (a)	55,084	981
Brandywine Realty Trust	119,997	1,392	Integrated Device Technology Inc (a)	135,800	866
BRE Properties Inc	12,838	573	Intersil Corp	139,119	2,104
Camden Property Trust	7,743	429	KLA-Tencor Corp	51,863	2,286
Chimera Investment Corp	119,013	500	LSI Corp (a)	87,784	543
CommonWealth REIT	32,046	855	MEMC Electronic Materials Inc (a)	11,600	129
Corporate Office Properties Trust	13,457	492	Micron Technology Inc (a)	114,060	1,202
Digital Realty Trust Inc	3,917	213	National Semiconductor Corp	4,360	66
Douglas Emmett Inc	241,678	4,454	Novellus Systems Inc (a)	2,126	77
Duke Realty Corp	101,651	1,393	ON Semiconductor Corp (a)	626,155	6,919
Equity Residential	267,076	14,472	PMC - Sierra Inc (a)	78,446	613
Essex Property Trust Inc	3,622	420	QLogic Corp (a)	67,700	1,206
Federal Realty Investment Trust	5,017	404	Rambus Inc (a)	43,700	896
HCP Inc	57,731	2,142	Teradyne Inc (a)	49,600	827
Health Care REIT Inc	79,025	3,879	Xilinx Inc	116,999	3,767
Hospitality Properties Trust	126,597	3,149		$ 24,976
Host Hotels & Resorts Inc	633,811	11,732	Software - 1.82%
Kimco Realty Corp	411,173	7,438	Adobe Systems Inc (a)	219,907	7,268
Liberty Property Trust	58,502	2,034	Allscripts Healthcare Solutions Inc (a)	56,900	1,201
Macerich Co/The	63,589	3,094	BMC Software Inc (a)	119,131	5,683
Mack-Cali Realty Corp	40,754	1,427	Broadridge Financial Solutions Inc	15,425	353
MFA Financial Inc	748,121	6,112	CA Inc	14,459	344
Nationwide Health Properties Inc	26,949	1,012	Check Point Software Technologies Ltd (a)	76,989	3,430
Piedmont Office Realty Trust Inc	10,119	200	Compuware Corp (a)	19,508	209
ProLogis	179,564	2,679	Fidelity National Information Services Inc	34,614	1,053
Realty Income Corp	16,462	576	Fiserv Inc (a)	6,843	423
Regency Centers Corp	34,838	1,501	Novell Inc (a)	69,013	415
Senior Housing Properties Trust	59,882	1,343	Parametric Technology Corp (a)	217,523	4,836
SL Green Realty Corp	9,204	670	Quest Software Inc (a)	75,658	1,954
Tanger Factory Outlet Centers	191,852	5,009	Solera Holdings Inc	17,700	926
Taubman Centers Inc	130,263	6,819	VeriFone Systems Inc (a)	23,585	942
UDR Inc	24,018	564		$ 29,037
Ventas Inc	152,130	8,437	Telecommunications - 3.26%
Vornado Realty Trust	62,866	5,537	Amdocs Ltd (a)	18,233	531
Weingarten Realty Investors	45,005	1,103	CenturyLink Inc	305,407	13,207
Weyerhaeuser Co	168,639	3,909	Clearwire Corp (a)	574,446	3,039
	$ 137,142		EchoStar Holding Corp (a)	57,834	1,576
Retail - 0.96%			Frontier Communications Corp	81,407	747
Abercrombie & Fitch Co	13,135	662	JDS Uniphase Corp (a)	36,900	626
American Eagle Outfitters Inc	28,924	418	MetroPCS Communications Inc (a)	25,784	333
AutoNation Inc (a)	8,879	255	Motorola Solutions Inc (a)	75,100	2,912
BJ's Wholesale Club Inc (a)	9,697	426	NII Holdings Inc (a)	17,395	730
See accompanying notes			172

Schedule of Investments MidCap Value Fund I January 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Maturity
Telecommunications (continued)				Amount
Polycom Inc (a)	73,397 $	3,218	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Qwest Communications International Inc	1,302,816	9,289	Banks (continued)
Sprint Nextel Corp (a)	2,273,437	10,276	Investment in Joint Trading Account; Morgan	$ 7,747	$ 7,747
Telephone & Data Systems Inc	9,946	356	Stanley Repurchase Agreement; 0.21% dated
Tellabs Inc	159,778	847	01/31/11 maturing 02/01/11 (collateralized by
US Cellular Corp (a)	3,066	149	Sovereign Agency Issues; $7,901,486; 0.00%
Virgin Media Inc	151,173	3,803	- 4.63%; dated 07/27/11 - 01/02/14)
Windstream Corp	36,490	467			$ 57,415
		$ 52,106	TOTAL REPURCHASE AGREEMENTS		$ 57,415
Textiles - 0.27%			Total Investments		$ 1,594,445
Cintas Corp	17,441	489	Other Assets in Excess of Liabilities, Net - 0.26%		$ 4,155
Mohawk Industries Inc (a)	68,555	3,809	TOTAL NET ASSETS - 100.00%		$ 1,598,600
		$ 4,298
Toys, Games & Hobbies - 0.42%
Hasbro Inc	131,784	5,810	(a) Non-Income Producing Security
Mattel Inc	37,166	880
		$ 6,690
Transportation - 1.90%			Unrealized Appreciation (Depreciation)
CH Robinson Worldwide Inc	23,500	1,812	The net federal income tax unrealized appreciation (depreciation) and federal tax
CSX Corp	11,100	784	cost of investments held as of the period end were as follows:
FedEx Corp	11,000	993
Frontline Ltd/Bermuda	114,943	2,981	Unrealized Appreciation		$ 304,331
Kansas City Southern (a)	159,088	7,952	Unrealized Depreciation		(17,890)
Kirby Corp (a)	9,901	463	Net Unrealized Appreciation (Depreciation)		$ 286,441
Norfolk Southern Corp	6,200	379	Cost for federal income tax purposes		$ 1,308,004
Overseas Shipholding Group Inc	56,900	1,891	All dollar amounts are shown in thousands (000's)
Ryder System Inc	75,917	3,650
Teekay Corp	28,839	976	Portfolio Summary (unaudited)
Tidewater Inc	140,721	8,371	Sector		Percent
UTI Worldwide Inc	3,260	71	Financial		31 .37%
		$ 30,323	Industrial		12 .93%
Trucking & Leasing - 0.04%			Energy		11 .60%
GATX Corp	17,907	595	Consumer, Non-cyclical		10 .80%
			Utilities		9 .71%
Water - 0.31%			Communications		7 .85%
American Water Works Co Inc	177,824	4,535	Consumer, Cyclical		6 .66%
Aqua America Inc	15,749	364	Technology		4 .50%
		$ 4,899	Basic Materials		4 .26%
TOTAL COMMON STOCKS		$ 1,537,030	Diversified		0 .06%
	Maturity		Other Assets in Excess of Liabilities, Net		0 .26%
	Amount		TOTAL NET ASSETS		100.00%
REPURCHASE AGREEMENTS - 3.59%	(000's)	Value (000's)
Banks - 3.59%
Investment in Joint Trading Account; Credit Suisse $	11,918	$ 11,917
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $12,156,131; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	15,890	15,890
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $16,208,175;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	5,959	5,959
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $6,078,066; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	15,902	15,902
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $16,219,764;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)

See accompanying notes

173

Schedule of Investments
MidCap Value Fund I
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; March 2011	Long	661 $	59,779	$ 61,017	$ 1,238
					$ 1,238
All dollar amounts are shown in thousands (000's)

See accompanying notes

174

Schedule of Investments
MidCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS - 96.58%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.27%			Chemicals - 1.52%
Alliant Techsystems Inc	12 $	1	Albemarle Corp	5,464 $	307
BE Aerospace Inc (a)	324	13	Ashland Inc	245	14
Goodrich Corp	15,203	1,377	Cabot Corp	323	14
L-3 Communications Holdings Inc	9,690	758	CF Industries Holdings Inc	2,716	367
Northrop Grumman Corp	1,206	84	Cytec Industries Inc	3,083	168
Rockwell Collins Inc	249	16	Eastman Chemical Co	197	18
	$ 2,249		FMC Corp	111	9
Agriculture - 2.40%			Huntsman Corp	649	11
Bunge Ltd	428	29	Lubrizol Corp	4,993	537
Lorillard Inc	19,475	1,466	PPG Industries Inc	477	40
Reynolds American Inc	27,800	884	Sherwin-Williams Co/The	176	15
	$ 2,379		Sigma-Aldrich Corp	47	3
Airlines - 0.03%			Valspar Corp	301	11
Copa Holdings SA	58	3		$ 1,514
Southwest Airlines Co	2,175	26	Coal - 0.12%
United Continental Holdings Inc (a)	216	6	Alpha Natural Resources Inc (a)	357	19
	$ 35		Arch Coal Inc	246	8
Apparel - 0.86%			Consol Energy Inc	363	18
Hanesbrands Inc (a)	35,900	826	Massey Energy Co	302	19
VF Corp	296	25	Peabody Energy Corp	799	51
	$ 851		Walter Energy Inc	58	8
Automobile Parts & Equipment - 0.29%				$ 123
Autoliv Inc	185	14	Commercial Services - 1.62%
BorgWarner Inc (a)	46	3	Alliance Data Systems Corp (a)	12,700	898
Federal-Mogul Corp (a)	77	2	Convergys Corp (a)	499	7
Lear Corp	117	12	Corrections Corp of America (a)	477	12
TRW Automotive Holdings Corp (a)	4,354	260	Education Management Corp (a)	95	2
	$ 291		Equifax Inc	426	15
			FTI Consulting Inc (a)	45	2
Banks - 6.42%
Associated Banc-Corp	877	12	H&R Block Inc	14,723	184
			KAR Auction Services Inc (a)	120	2
BancorpSouth Inc	436	7
Bank of Hawaii Corp	158	7	Manpower Inc	244	16
			Quanta Services Inc (a)	625	15
BOK Financial Corp	127	7
Capital One Financial Corp	28,800	1,387	RR Donnelley & Sons Co	641	11
CIT Group Inc (a)	584	28	Service Corp International/US	14,072	122
City National Corp/CA	7,935	458	Total System Services Inc	18,204	317
Comerica Inc	523	20	Towers Watson & Co	183	10
Commerce Bancshares Inc	258	11		$ 1,613
Cullen/Frost Bankers Inc	178	10	Computers - 1.09%
East West Bancorp Inc	42,097	914	Brocade Communications Systems Inc (a)	2,169	12
Fifth Third Bancorp	96,496	1,435	Computer Sciences Corp	18,804	1,002
First Citizens BancShares Inc/NC	27	5	Diebold Inc	261	8
Fulton Financial Corp	979	10	Lexmark International Inc (a)	398	14
Huntington Bancshares Inc/OH	2,435	18	Seagate Technology PLC (a)	684	10
KeyCorp	3,007	27	Synopsys Inc (a)	464	13
M&T Bank Corp	7,008	606	Western Digital Corp (a)	595	20
Marshall & Ilsley Corp	1,565	11		$ 1,079
PNC Financial Services Group Inc	21,300	1,278	Consumer Products - 0.05%
Popular Inc (a)	3,482	11	Avery Dennison Corp	349	15
Regions Financial Corp	3,752	27	Fortune Brands Inc	452	28
SunTrust Banks Inc	1,725	52	Jarden Corp	277	9
TCF Financial Corp	710	11		$ 52
Valley National Bancorp	814	11	Cosmetics & Personal Care - 0.01%
Zions Bancorporation	516	12	Alberto-Culver Co	323	12
	$ 6,375
Beverages - 0.07%			Distribution & Wholesale - 0.05%
Brown-Forman Corp	129	9	Genuine Parts Co	532	28
Coca-Cola Enterprises Inc	411	10	Ingram Micro Inc (a)	729	14
Constellation Brands Inc (a)	622	12	WESCO International Inc (a)	145	8
Dr Pepper Snapple Group Inc	543	19		$ 50
Molson Coors Brewing Co	448	21	Diversified Financial Services - 4.82%
	$ 71		Ameriprise Financial Inc	41,268	2,544
Biotechnology - 0.02%			CBOE Holdings Inc	39	1
Bio-Rad Laboratories Inc (a)	98	10	Discover Financial Services	58,213	1,198
Life Technologies Corp (a)	181	10	E*Trade Financial Corp (a)	642	11
	$ 20		Federated Investors Inc	146	4
Building Materials - 0.01%			Invesco Ltd	1,148	28
Armstrong World Industries Inc	93	4	Jefferies Group Inc	349	9
Masco Corp	747	10	Legg Mason Inc	548	18
	$ 14		NASDAQ OMX Group Inc/The (a)	601	15

See accompanying notes

175

Schedule of Investments
MidCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Entertainment (continued)
NYSE Euronext	604 $	19	Regal Entertainment Group	314 $	4
Raymond James Financial Inc	296	11		$ 970
SLM Corp (a)	64,236	926	Environmental Control - 0.03%
	$ 4,784		Republic Services Inc	767	24
Electric - 6.18%			Waste Connections Inc	125	3
AES Corp/The (a)	1,990	25		$ 27
Allegheny Energy Inc	493	13	Food - 1.50%
Alliant Energy Corp	402	15	Campbell Soup Co	372	13
Ameren Corp	710	20	ConAgra Foods Inc	1,360	30
CMS Energy Corp	883	17	Corn Products International Inc	23,049	1,063
Consolidated Edison Inc	1,025	51	Del Monte Foods Co	673	13
Constellation Energy Group Inc	550	18	Flowers Foods Inc	237	6
DPL Inc	431	11	Hershey Co/The	217	10
DTE Energy Co	611	28	HJ Heinz Co	635	30
Edison International	18,480	671	Hormel Foods Corp	234	12
FirstEnergy Corp	906	35	JM Smucker Co/The	355	22
GenOn Energy Inc (a)	2,766	11	McCormick & Co Inc/MD	228	10
Great Plains Energy Inc	687	13	Ralcorp Holdings Inc (a)	164	10
Integrys Energy Group Inc	273	13	Safeway Inc	1,319	27
MDU Resources Group Inc	35,643	757	Sara Lee Corp	653	11
Northeast Utilities	516	17	SUPERVALU Inc	1,058	8
NRG Energy Inc (a)	760	16	Tyson Foods Inc	13,629	224
NSTAR	388	17		$ 1,489
NV Energy Inc	853	12	Forest Products & Paper - 1.89%
OGE Energy Corp	13,146	603	Domtar Corp	7,576	666
Pepco Holdings Inc	652	12	International Paper Co	15,188	439
Pinnacle West Capital Corp	38,983	1,587	MeadWestvaco Corp	577	16
PPL Corp	1,742	45	Plum Creek Timber Co Inc	284	12
Progress Energy Inc	849	38	Rayonier Inc	12,566	744
SCANA Corp	336	14		$ 1,877
TECO Energy Inc	43,849	808	Gas - 2.19%
Westar Energy Inc	11,013	281	CenterPoint Energy Inc	69,019	1,115
Wisconsin Energy Corp	424	26	Energen Corp	10,505	587
Xcel Energy Inc	40,872	963	National Fuel Gas Co	217	15
	$ 6,137		NiSource Inc	998	19
Electrical Components & Equipment - 2.66%			Questar Corp	636	11
Energizer Holdings Inc (a)	12,739	927	Sempra Energy	735	38
General Cable Corp (a)	169	6	Southern Union Co	431	12
Hubbell Inc	6,812	417	UGI Corp	12,021	376
Molex Inc	49,396	1,292		$ 2,173
	$ 2,642		Hand & Machine Tools - 1.66%
Electronics - 0.53%			Regal-Beloit Corp	28	2
Arrow Electronics Inc (a)	322	12	Snap-On Inc	194	11
Avnet Inc (a)	518	19	Stanley Black & Decker Inc	22,439	1,631
AVX Corp	219	3		$ 1,644
Garmin Ltd	348	11	Healthcare - Products - 0.11%
Itron Inc (a)	14	1
			Beckman Coulter Inc	208	15
Jabil Circuit Inc	259	5	Boston Scientific Corp (a)	4,519	32
PerkinElmer Inc	318	8	CareFusion Corp (a)	483	12
Tech Data Corp (a)	232	11
Thomas & Betts Corp (a)	8,543	439	Cooper Cos Inc/The	184	11
			Hill-Rom Holdings Inc	54	2
Vishay Intertechnology Inc (a)	773	13	Hologic Inc (a)	908	18
Vishay Precision Group Inc (a)	61	1	Kinetic Concepts Inc (a)	287	13
	$ 523		Teleflex Inc	165	9
Energy - Alternate Sources - 0.01%				$ 112
Covanta Holding Corp	608	10	Healthcare - Services - 4.98%
			CIGNA Corp	37,633	1,581
Engineering & Construction - 1.43%			Community Health Systems Inc (a)	146	5
Aecom Technology Corp (a)	356	10	Coventry Health Care Inc (a)	68,156	2,042
Chicago Bridge & Iron Co NV (a)	13,251	436	Health Net Inc (a)	495	14
Fluor Corp	500	35	Humana Inc (a)	13,878	805
Jacobs Engineering Group Inc (a)	246	13	LifePoint Hospitals Inc (a)	283	10
KBR Inc	484	16	Quest Diagnostics Inc	8,199	467
McDermott International Inc (a)	43,080	895	Tenet Healthcare Corp (a)	671	5
URS Corp (a)	282	12
			Universal Health Services Inc	288	12
	$ 1,417			$ 4,941
Entertainment - 0.98%			Holding Companies - Diversified - 0.02%
International Game Technology	56,000	961	Leucadia National Corp	575	19
Madison Square Garden Inc (a)	202	5

See accompanying notes

176

Schedule of Investments
MidCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders - 0.02%			Lodging - 0.46%
DR Horton Inc	935 $	12	Choice Hotels International Inc	127 $	5
Lennar Corp	473	9	MGM Resorts International (a)	741	11
	$ 21		Wyndham Worldwide Corp	15,546	437
Home Furnishings - 0.02%				$ 453
Harman International Industries Inc	184	8	Machinery - Construction & Mining - 0.50%
Whirlpool Corp	144	12	Joy Global Inc	5,531	482
	$ 20		Terex Corp (a)	323	11
Housewares - 0.48%				$ 493
Newell Rubbermaid Inc	24,681	475	Machinery - Diversified - 0.99%
			AGCO Corp (a)	10,095	512
Insurance - 6.85%			CNH Global NV (a)	103	5
Allied World Assurance Co Holdings Ltd	210	13	Flowserve Corp	41	5
American Financial Group Inc/OH	19,983	650	Gardner Denver Inc	6,245	450
American International Group Inc (a)	359	14	IDEX Corp	69	3
Aon Corp	952	44	Wabtec Corp/DE	208	11
Arch Capital Group Ltd (a)	4,058	358		$ 986
Arthur J Gallagher & Co	384	11	Media - 2.18%
Aspen Insurance Holdings Ltd	13,877	417	Cablevision Systems Corp	790	27
Assurant Inc	19,759	775	CBS Corp	26,642	528
Assured Guaranty Ltd	548	8	Discovery Communications Inc - A Shares (a)	256	10
Axis Capital Holdings Ltd	12,803	456	DISH Network Corp (a)	664	14
Brown & Brown Inc	264	6	Gannett Co Inc	30,015	443
Chubb Corp	7,900	458	John Wiley & Sons Inc	9,810	451
Cincinnati Financial Corp	514	16	Liberty Global Inc - A Shares (a)	794	32
Endurance Specialty Holdings Ltd	187	9	Liberty Media Corp - Capital Series A (a)	219	14
Erie Indemnity Co	39	3	Liberty Media Corp - Starz (a)	168	11
Everest Re Group Ltd	195	16	McGraw-Hill Cos Inc/The	15,609	608
Fidelity National Financial Inc	683	9	Meredith Corp	104	3
Genworth Financial Inc (a)	1,184	16	New York Times Co/The (a)	677	7
Hartford Financial Services Group Inc	1,211	34	Washington Post Co/The	27	12
HCC Insurance Holdings Inc	405	12		$ 2,160
Lincoln National Corp	901	26	Metal Fabrication & Hardware - 0.76%
Markel Corp (a)	29	12	Timken Co	16,008	753
Old Republic International Corp	767	9
OneBeacon Insurance Group Ltd	112	1	Mining - 0.03%
PartnerRe Ltd	275	22	Royal Gold Inc	229	11
Progressive Corp/The	2,376	47	Vulcan Materials Co	377	16
Protective Life Corp	22,757	628		$ 27
Reinsurance Group of America Inc	258	15	Miscellaneous Manufacturing - 4.62%
RenaissanceRe Holdings Ltd	7,225	474	Aptargroup Inc	232	11
StanCorp Financial Group Inc	237	11	Carlisle Cos Inc	286	11
Symetra Financial Corp	174	2	Crane Co	13,660	607
Torchmark Corp	291	18	Dover Corp	227	15
Transatlantic Holdings Inc	227	12	Eaton Corp	19,232	2,076
Unitrin Inc	259	7	Ingersoll-Rand PLC	958	45
Unum Group	1,171	29	ITT Corp	17,312	1,020
Validus Holdings Ltd	324	10	Parker Hannifin Corp	389	35
Wesco Financial Corp	7	3	Pentair Inc	233	8
Willis Group Holdings PLC	30,900	1,161	SPX Corp	9,503	745
WR Berkley Corp	446	13	Textron Inc	395	10
XL Group PLC	42,762	980		$ 4,583
	$ 6,805		Office & Business Equipment - 0.91%
Internet - 0.79%			Pitney Bowes Inc	291	7
AOL Inc (a)	532	13
			Xerox Corp	84,764	900
Expedia Inc	407	10		$ 907
IAC/InterActiveCorp (a)	25,963	734
Liberty Media Corp - Interactive (a)	2,014	32	Oil & Gas - 3.48%
			Atwood Oceanics Inc (a)	225	9
	$ 789		Cabot Oil & Gas Corp	310	13
Investment Companies - 0.84%			Denbury Resources Inc (a)	1,414	29
Ares Capital Corp	49,859	837	Diamond Offshore Drilling Inc	138	10
			Forest Oil Corp (a)	206	8
Iron & Steel - 0.04%			Helmerich & Payne Inc	330	19
Reliance Steel & Aluminum Co	196	10	Holly Corp	71	4
Steel Dynamics Inc	635	11	Murphy Oil Corp	17,484	1,160
United States Steel Corp	341	20	Nabors Industries Ltd (a)	602	15
	$ 41		Newfield Exploration Co (a)	4,873	356
Leisure Products & Services - 1.04%			Noble Energy Inc	604	55
Royal Caribbean Cruises Ltd (a)	23,100	1,037	Patterson-UTI Energy Inc	526	12
			Pioneer Natural Resources Co	400	38
			Plains Exploration & Production Co (a)	414	15

See accompanying notes

177

Schedule of Investments
MidCap Value Fund III
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Pride International Inc (a)	316 $	10	Liberty Property Trust	337 $	12
QEP Resources Inc	521	21	Macerich Co/The	455	22
Quicksilver Resources Inc (a)	539	8	Nationwide Health Properties Inc	425	16
Rowan Cos Inc (a)	14,092	483	Piedmont Office Realty Trust Inc	260	5
Seadrill Ltd	32,700	1,084	ProLogis	1,588	24
SM Energy Co	104	6	Realty Income Corp	415	15
Sunoco Inc	423	18	Regency Centers Corp	290	13
Unit Corp (a)	204	10	Senior Housing Properties Trust	499	11
Valero Energy Corp	1,956	50	SL Green Realty Corp	232	17
Whiting Petroleum Corp (a)	191	24	Taubman Centers Inc	273	14
	$ 3,457		UDR Inc	604	14
Oil & Gas Services - 2.53%			Ventas Inc	407	23
Cameron International Corp (a)	19,729	1,052	Vornado Realty Trust	524	46
Dresser-Rand Group Inc (a)	40	2	Weingarten Realty Investors	609	15
Oceaneering International Inc (a)	193	15	Weyerhaeuser Co	1,591	37
Oil States International Inc (a)	13,627	923		$ 5,092
SEACOR Holdings Inc	104	11	Retail - 4.25%
Superior Energy Services Inc (a)	13,471	473	Abercrombie & Fitch Co	106	5
Weatherford International Ltd (a)	1,528	36	Advance Auto Parts Inc	9,500	607
	$ 2,512		American Eagle Outfitters Inc	34,930	505
Packaging & Containers - 0.08%			AutoNation Inc (a)	226	6
Ball Corp	250	18	BJ's Wholesale Club Inc (a)	244	11
Bemis Co Inc	374	12	Brinker International Inc	64	2
Owens-Illinois Inc (a)	340	10	Family Dollar Stores Inc	22,400	952
Packaging Corp of America	505	14	Foot Locker Inc	794	14
Sealed Air Corp	548	15	GameStop Corp (a)	512	11
Sonoco Products Co	336	12	JC Penney Co Inc	473	15
	$ 81		Ltd Brands Inc	30,300	886
Pharmaceuticals - 2.89%			Macy's Inc	29,771	690
AmerisourceBergen Corp	16,486	591	RadioShack Corp	577	9
Cardinal Health Inc	16,200	672	Sears Holdings Corp (a)	135	10
Cephalon Inc (a)	6,803	402	Signet Jewelers Ltd (a)	11,756	499
Endo Pharmaceuticals Holdings Inc (a)	400	13		$ 4,222
Forest Laboratories Inc (a)	982	32	Savings & Loans - 1.72%
King Pharmaceuticals Inc (a)	1,470	21	First Niagara Financial Group Inc	1,056	15
Mead Johnson Nutrition Co	524	30	Hudson City Bancorp Inc	1,443	16
Mylan Inc/PA (a)	243	6	New York Community Bancorp Inc	90,764	1,663
Omnicare Inc	41,740	1,082	People's United Financial Inc	1,268	16
Watson Pharmaceuticals Inc (a)	383	21		$ 1,710
	$ 2,870		Semiconductors - 2.08%
Pipelines - 2.88%			Advanced Micro Devices Inc (a)	1,238	10
El Paso Corp	48,794	775	Atmel Corp (a)	32,992	446
Oneok Inc	13,511	796	Fairchild Semiconductor International Inc (a)	627	11
Spectra Energy Corp	49,199	1,290	KLA-Tencor Corp	478	21
	$ 2,861		LSI Corp (a)	2,211	14
Real Estate - 0.72%			Microchip Technology Inc	28,600	1,043
Jones Lang LaSalle Inc	8,031	712	Micron Technology Inc (a)	48,445	510
			National Semiconductor Corp	112	2
REITS - 5.13%			Novellus Systems Inc (a)	53	2
Alexandria Real Estate Equities Inc	164	13	PMC - Sierra Inc (a)	1,109	9
AMB Property Corp	461	16		$ 2,068
Annaly Capital Management Inc	38,041	678	Software - 0.77%
Apartment Investment & Management Co	8,701	223	Broadridge Financial Solutions Inc	62	1
AvalonBay Communities Inc	296	34	CA Inc	365	9
Boston Properties Inc	488	46	Compuware Corp (a)	489	5
Brandywine Realty Trust	672	8	Dun & Bradstreet Corp	8,200	697
BRE Properties Inc	19,466	869	Fidelity National Information Services Inc	871	27
Camden Property Trust	201	11	Fiserv Inc (a)	172	11
Chimera Investment Corp	2,999	13	Novell Inc (a)	1,737	10
Corporate Office Properties Trust	339	12		$ 760
Digital Realty Trust Inc	23	1	Telecommunications - 2.26%
Duke Realty Corp	749	10	Amdocs Ltd (a)	33,657	980
Equity Residential	21,021	1,139	CenturyLink Inc	1,013	44
Essex Property Trust Inc	4,773	554	EchoStar Holding Corp (a)	200	5
Federal Realty Investment Trust	123	10	Frontier Communications Corp	2,049	19
HCP Inc	1,104	41	MetroPCS Communications Inc (a)	655	8
Health Care REIT Inc	514	25	NII Holdings Inc (a)	178	8
Hospitality Properties Trust	616	15	Qwest Communications International Inc	156,547	1,116
Host Hotels & Resorts Inc	57,527	1,064	Telephone & Data Systems Inc	249	9
Kimco Realty Corp	1,443	26	Tellabs Inc	1,916	10

See accompanying notes

178

Schedule of Investments
MidCap Value Fund III
January 31, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)		Shares Held Value (000's)	cost of investments held as of the period end were as follows:
Telecommunications (continued)
US Cellular Corp (a)	77 $	4
			Unrealized Appreciation	$ 17,700
Virgin Media Inc	973	25	Unrealized Depreciation	(2,165)
Windstream Corp	917	12	Net Unrealized Appreciation (Depreciation)	$ 15,535
		$ 2,240	Cost for federal income tax purposes	$ 82,944
Textiles - 0.03%			All dollar amounts are shown in thousands (000's)
Cintas Corp	438	12
Mohawk Industries Inc (a)	248	14
			Portfolio Summary (unaudited)
		$ 26	Sector	Percent
Toys, Games & Hobbies - 0.50%			Financial	29 .12%
Mattel Inc	20,805	493	Industrial	15 .75%
			Consumer, Non-cyclical	13 .64%
Transportation - 0.20%			Utilities	9 .07%
Frontline Ltd/Bermuda	46	1	Energy	9 .02%
Kansas City Southern (a)	213	11
Kirby Corp (a)	247	11	Consumer, Cyclical	9 .02%
			Communications	5 .23%
Ryder System Inc	3,226	155	Technology	4 .85%
Tidewater Inc	256	15	Basic Materials	3 .48%
UTI Worldwide Inc	82	2	Diversified	0 .02%
		$ 195	Other Assets in Excess of Liabilities, Net	0 .80%
Trucking & Leasing - 0.01%			TOTAL NET ASSETS	100.00%
GATX Corp	169	6

Water - 0.70%
American Water Works Co Inc	26,745	682
Aqua America Inc	401	9
		$ 691
TOTAL COMMON STOCKS		$ 95,876
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.62%	(000's)	Value (000's)
Banks - 2.62%
Investment in Joint Trading Account; Credit Suisse $	540	$ 540
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $551,042; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	720	720
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $734,722; 0.00% -
7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	270	271
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $275,520; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	721	721
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $735,248; 0.00% -
8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	351	351
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $358,177; 0.00% -
4.63%; dated 07/27/11 - 01/02/14)
		$ 2,603
TOTAL REPURCHASE AGREEMENTS		$ 2,603
Total Investments		$ 98,479
Other Assets in Excess of Liabilities, Net - 0.80%		$ 795
TOTAL NET ASSETS - 100.00%		$ 99,274

(a) Non-Income Producing Security

See accompanying notes

179

Schedule of Investments
MidCap Value Fund III
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; March 2011	Long	37 $	3,383	$ 3,415	$ 32
					$ 32
All dollar amounts are shown in thousands (000's)

See accompanying notes

180

Schedule of Investments Money Market Fund January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 4.03%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 4.03%				Amount
BlackRock Liquidity Funds TempFund Portfolio	27,980,000 $	27,980	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	24,500,000	24,500	California (continued)
		$ 52,480	Kern Water Bank Authority
TOTAL INVESTMENT COMPANIES		$ 52,480	0.29%, 02/07/2011	$ 5,453	$ 5,453
	Principal		San Jose Redevelopment Agency
	Amount		0.28%, 02/07/2011	26,510	26,510
BONDS - 11.00%	(000's)	Value (000's)	Santa Rosa Rancheria Tachi Yokut Tribe
Automobile Asset Backed Securities - 1.60%			Enterprise
Ally Auto Receivables Trust			0.30%, 02/07/2011	7,800	7,800
0.34%, 11/15/2011	$ 3,510	$ 3,510			$ 44,528
AmeriCredit Automobile Receivables Trust			Colorado - 0.54%
0.32%, 02/08/2012(a)	4,200	4,200	Colorado Housing & Finance Authority
Bank of America Auto Trust			0.39%, 02/07/2011	325	325
0.62%, 07/15/2011	596	595	County of Kit Carson CO
Ford Credit Auto Lease Trust			0.27%, 02/07/2011	1,700	1,700
0.38%, 11/15/2011(b)	2,227	2,227	Sheridan Redevelopment Agency
Hyundai Auto Receivables Trust			0.70%, 02/07/2011	5,000	5,000
0.37%, 09/15/2011	1,859	1,859			$ 7,025
Nissan Auto Receivables Owner Trust			Georgia - 0.18%
0.36%, 10/17/2011	3,066	3,066	Savannah College of Art & Design Inc
Santander Consumer Acquired Receivables Trust			0.34%, 02/07/2011	2,300	2,300
0.36%, 01/17/2012(b)	3,600	3,600
Toyota Auto Receivables Owner Trust			Illinois - 1.25%
0.56%, 07/15/2011	1,701	1,702	Memorial Health System/IL
		$ 20,759	0.27%, 02/07/2011	16,205	16,205
Banks - 0.61%
JP Morgan Chase Bank NA			Indiana - 0.24%
0.30%, 02/21/2012(c)	8,000	8,000	Ball State University Foundation Inc
			0.32%, 02/01/2011	3,150	3,150
Diversified Financial Services - 4.86%
Corporate Finance Managers Inc			Minnesota - 0.15%
0.29%, 02/07/2011	13,320	13,320	Minnesota Housing Finance Agency GO OF AGY
ING USA Global Funding Trust			0.29%, 02/07/2011	1,960	1,960
1.05%, 06/03/2011(d)	15,000	15,000
MetLife			New Mexico - 0.31%
0.63%, 08/16/2011(d)	15,000	15,000	City of Las Cruces NM
NGSP Inc			0.29%, 02/07/2011	4,000	4,000
0.32%, 02/07/2011	20,000	20,000
		$ 63,320	New York - 0.62%
Healthcare - Services - 1.24%			Housing Development Corp/NY
Everett Clinic PS			0.27%, 02/07/2011	5,400	5,400
0.37%, 02/07/2011	5,000	5,000	0.28%, 02/07/2011	2,730	2,730
Portland Clinic LLP/The					$ 8,130
0.37%, 02/07/2011	11,200	11,200	North Carolina - 0.14%
		$ 16,200	North Carolina Capital Facilities Finance Agency
Insurance - 2.11%			0.52%, 02/07/2011	1,855	1,855
Berkshire Hathaway Inc
0.27%, 02/10/2011(c)	11,400	11,400	Oklahoma - 0.40%
New York Life Insurance Co			Oklahoma University Hospital
0.32%, 07/28/2011(c),(d)	16,000	16,000	0.44%, 02/07/2011	5,200	5,200
		$ 27,400
Other Asset Backed Securities - 0.58%			Oregon - 0.07%
CNH Equipment Trust			Lake Oswego Redevelopment Agency
0.43%, 12/09/2011	4,581	4,581	0.39%, 02/07/2011	890	890
GE Equipment Midticket LLC
0.35%, 09/14/2011(b)	2,066	2,066	Washington - 0.16%
Volvo Financial Equipment LLC			Washington State Housing Finance Commission
0.51%, 05/16/2011(b),(c)	912	911	0.32%, 02/07/2011	230	230
		$ 7,558	Washington State Housing Finance
TOTAL BONDS		$ 143,237	Commission FANNIE MAE
	Principal		0.28%, 02/07/2011	790	790
	Amount		0.28%, 02/07/2011	1,055	1,055
MUNICIPAL BONDS - 7.48%	(000's)	Value (000's)			$ 2,075
California - 3.42%			TOTAL MUNICIPAL BONDS		$ 97,318
California Statewide Communities Development
Authority FANNIE MAE
0.27%, 02/07/2011	$ 300	$ 300
City of Santa Rosa CA
0.53%, 02/07/2011	4,465	4,465

See accompanying notes

181

Schedule of Investments Money Market Fund January 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS - 0.61%	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
U.S. Treasury Bill - 0.61%			Banks (continued)
0.44%, 04/07/2011	$ 8,000	$ 7,994	Standard Chartered Bank/New York (continued)
			0.45%, 03/17/2011(b)	$ 8,100	$ 8,096
TOTAL U.S. GOVERNMENT &			0.60%, 02/07/2011(e)	10,000	9,999
GOVERNMENT AGENCY OBLIGATIONS		$ 7,994	Svenska Handelsbanken Inc
	Maturity		0.28%, 02/22/2011	7,000	6,999
	Amount		UBS Finance Delaware LLC
REPURCHASE AGREEMENTS - 8.39%	(000's)	Value (000's)	0.41%, 06/20/2011	7,000	6,989
Banks - 8.39%			0.49%, 08/16/2011	6,700	6,682
Credit Suisse Repurchase Agreement; 0.21% dated $	48,000	$ 48,000	0.53%, 07/15/2011	7,000	6,983
01/31/11 maturing 02/01/11 (collateralized by			0.53%, 07/19/2011	8,600	8,579
US Treasury Note; $48,960,000; 4.38%;					$ 248,209
dated 11/15/39)			Commercial Services - 1.00%
Deutsche Bank Repurchase Agreement; 0.21%	61,230	61,230	Salvation Army Eastern Territory
dated 01/31/11 maturing 02/01/11			0.28%, 02/07/2011	6,000	6,000
(collateralized by Sovereign Agency Issues;			Salvation Army/United States
$62,454,600; 1.30% - 4.88%; dated 02/18/11			0.30%, 03/24/2011	7,000	6,997
- 07/26/13)					$ 12,997
		$ 109,230	Diversified Financial Services - 35.34%
TOTAL REPURCHASE AGREEMENTS		$ 109,230	American Honda Finance Corp
	Principal		0.26%, 03/07/2011	8,000	7,998
	Amount		BNP Paribas Finance Inc
COMMERCIAL PAPER - 68.23%	(000's)	Value (000's)	0.31%, 03/16/2011	7,419	7,416
Agriculture - 1.84%			0.32%, 03/03/2011	6,200	6,198
Cargill Inc			0.36%, 04/18/2011	8,100	8,094
0.27%, 04/12/2011(b)	$ 8,000	$ 7,996	0.39%, 03/22/2011	4,500	4,498
0.28%, 02/08/2011(b)	8,000	7,999	CAFCO LLC
0.28%, 02/24/2011(b)	8,000	7,999	0.30%, 05/13/2011(b)	7,000	6,994
		$ 23,994	0.32%, 02/03/2011(b)	3,918	3,918
			0.34%, 03/02/2011(b)	8,000	7,998
Banks - 19.07%			0.40%, 02/17/2011(b)	6,000	5,999
Abbey National North America LLC			0.40%, 07/08/2011(b)	7,000	6,988
0.31%, 03/11/2011	4,800	4,798	Charta Corp
Australia & New Zealand Banking Group Ltd
0.35%, 06/13/2011 (b),(e)	8,700	8,689	0.28%, 03/08/2011(b)	8,500	8,498
			0.40%, 02/25/2011(b)	9,000	8,998
Bank of America Corp
0.28%, 02/01/2011	7,800	7,800	0.40%, 03/04/2011	7,000	6,998
0.28%, 02/02/2011	16,000	16,000	CRC Funding LLC
			0.28%, 02/10/2011(b)	8,000	7,999
0.29%, 04/05/2011	7,000	6,996	0.28%, 04/04/2011(b)	7,800	7,796
Bank of Nova Scotia/New York			0.39%, 07/12/2011(b)	7,000	6,988
0.27%, 04/01/2011	7,800	7,797	0.40%, 02/23/2011(b)	7,000	6,998
0.32%, 07/25/2011	6,900	6,890
Barclays US Funding Corp			Credit Agricole North America Inc
0.37%, 03/21/2011	8,000	7,996	0.31%, 03/29/2011	7,000	6,997
BPCE SA			0.50%, 02/22/2011	5,000	4,999
0.38%, 04/08/2011(b),(e)	7,000	6,995	Danske Corp
			0.32%, 04/20/2011(b)	6,000	5,996
Credit Suisse/New York NY
0.34%, 06/15/2011	7,900	7,890	Gemini Securitization Corp LLC
0.37%, 07/11/2011	7,800	7,787	0.25%, 02/16/2011(b)	8,000	7,999
Deutsche Bank Financial LLC			0.27%, 02/10/2011(b)	6,700	6,700
0.27%, 02/03/2011	8,400	8,400	0.28%, 04/05/2011(b)	8,900	8,896
0.35%, 02/28/2011	7,800	7,798	0.29%, 03/22/2011(b)	8,900	8,897
0.50%, 06/10/2011	6,600	6,588	General Electric Capital
DnB NOR Bank ASA			0.20%, 02/15/2011	12,000	11,999
0.33%, 03/10/2011(b),(e)	8,000	7,997	ING US Funding LLC
0.35%, 02/11/2011(b),(e)	6,000	5,999	0.40%, 04/05/2011	7,000	6,995
0.40%, 08/22/2011(b),(e)	5,000	4,989	Jupiter Securitization Co LLC
			0.20%, 02/01/2011(b)	7,000	7,000
Intesa Funding LLC			0.24%, 03/25/2011(b)	7,700	7,697
0.33%, 03/14/2011	7,000	6,997
0.37%, 02/14/2011	9,000	8,999	Nieuw Amsterdam Receivables Corp
0.39%, 04/14/2011	8,000	7,994	0.27%, 02/04/2011(b)	6,800	6,800
Kreditanstalt fuer Wiederaufbau			0.27%, 04/08/2011(b)	6,000	5,997
0.18%, 02/14/2011 (b),(e)	10,000	9,999	0.27%, 04/15/2011(b)	6,800	6,796
Royal Bank of Scotland Group PLC			0.28%, 03/07/2011(b)	7,000	6,998
0.30%,04/15/2011 (b),(e)	6,500	6,496	0.30%, 03/03/2011(b)	4,000	3,999
Skandinaviska Enskilda Banken AB			Nordea North America Inc/DE
0.33%, 02/07/2011(b),(e)	8,000	8,000	0.29%, 03/17/2011	7,200	7,197
Standard Chartered Bank/New York			0.30%, 05/06/2011	8,000	7,994
0.30%, 03/03/2011	7,000	6,998	0.37%, 02/09/2011	8,000	7,999
0.36%, 06/22/2011(b)	7,000	6,990	0.38%, 06/02/2011	8,000	7,990

See accompanying notes

182

Schedule of Investments Money Market Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Oil & Gas (continued)
Rabobank USA Financial Corp			Shell International Finance BV
0.27%, 03/10/2011	$ 7,000	$ 6,998	0.40%, 05/02/2011(b)	$ 8,000	$ 7,992
0.30%, 05/05/2011	8,000	7,994	0.55%, 02/01/2011(b)	8,000	8,000
River Fuel Funding			0.56%, 04/04/2011(b)	5,500	5,495
0.30%, 04/29/2011	7,300	7,295	0.57%, 04/01/2011(b)	3,000	2,997
River Fuel Funding Co #3			0.73%, 07/01/2011(b)	6,900	6,879
0.30%, 03/15/2011	13,761	13,756			$ 39,361
Sheffield Receivables Corp			Supranational Bank - 2.44%
0.25%, 03/14/2011(b)	3,600	3,599	Corp Andina de Fomento
0.27%, 02/10/2011(b)	8,000	7,999	0.34%, 03/28/2011(b)	8,500	8,495
0.27%, 03/11/2011(b)	7,000	6,998	0.34%, 04/11/2011(b)	8,000	7,995
0.27%, 04/21/2011(b)	8,000	7,995	0.44%, 06/07/2011(b)	7,300	7,289
Societe Generale North America Inc			0.51%, 07/20/2011(b)	8,000	7,981
0.36%, 03/01/2011	7,000	6,998			$ 31,760
0.37%, 03/31/2011	6,000	5,996	TOTAL COMMERCIAL PAPER		$ 888,212
Starbird Funding Corp				Principal
0.24%, 03/09/2011(b)	7,000	6,998
0.29%, 04/26/2011(b)	6,000	5,996		Amount
0.30%, 03/15/2011(b)	8,000	7,997	CERTIFICATE OF DEPOSIT - 0.62%	(000's)	Value (000's)
0.30%, 03/25/2011(b)	9,200	9,196	Banks - 0.62%
			Credit Suisse/New York NY
Straight-A Funding LLC			0.35%, 11/22/2011(c),(e)	8,000	8,000
0.22%, 03/07/2011	8,500	8,498
0.25%, 04/18/2011(b)	5,000	4,997
			TOTAL CERTIFICATE OF DEPOSIT		$ 8,000
0.25%, 04/19/2011	7,000	6,996	Total Investments		$ 1,306,471
Thunder Bay Funding LLC			Liabilities in Excess of Other Assets, Net - (0.36)%		$ (4,715)
0.25%, 02/14/2011(b)	7,000	6,999
0.26%, 02/08/2011(b)	8,000	8,000	TOTAL NET ASSETS - 100.00%		$ 1,301,756
0.27%, 02/11/2011	8,000	7,999
Toyota Credit Canada Inc			(a) Security purchased on a when-issued basis.
0.30%, 05/09/2011	6,900	6,894	(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.31%, 03/23/2011	8,000	7,997	1933. These securities may be resold in transactions exempt from
0.33%, 03/28/2011	8,900	8,896	registration, normally to qualified institutional buyers. Unless otherwise
0.33%, 04/06/2011	6,000	5,997	indicated, these securities are not considered illiquid. At the end of the
Variable Funding Capital Co LLC			period, the value of these securities totaled $480,379 or 36.90% of net
0.23%, 02/28/2011	8,000	7,999	assets.
0.27%, 04/14/2011(b)	6,600	6,596
			(c)	Variable Rate. Rate shown is in effect at January 31, 2011.
		$ 460,004	(d) Security is Illiquid
Electric - 2.98%			(e)	Security issued by foreign bank and denominated in USD.
GDF Suez
0.31%, 02/01/2011(b)	8,000	8,000
0.31%, 02/02/2011(b)	6,000	6,000
0.31%, 02/07/2011(b)	4,000	4,000	Unrealized Appreciation (Depreciation)
0.32%, 02/09/2011(b)	5,000	4,999	The net federal income tax unrealized appreciation (depreciation) and federal tax
0.32%, 02/17/2011(b)	6,800	6,799	cost of investments held as of the period end were as follows:
0.33%, 02/28/2011(b)	3,000	2,999
Southern Company Funding			Unrealized Appreciation		$ —
0.25%, 02/09/2011(b)	6,000	6,000	Unrealized Depreciation		—
		$ 38,797	Net Unrealized Appreciation (Depreciation)		$ —
Healthcare - Products - 0.63%			Cost for federal income tax purposes		$ 1,306,471
Covidien International Finance SA			All dollar amounts are shown in thousands (000's)
0.37%, 03/21/2011(b)	8,200	8,196
			Portfolio Summary (unaudited)
Healthcare - Services - 0.61%			Sector		Percent
Catholic Healthcare Initiatives			Financial		72 .76%
0.32%, 05/19/2011	8,000	8,000	Revenue		6 .72%
			Consumer, Non-cyclical		5 .32%
Insurance - 1.30%			Exchange Traded Funds		4 .03%
Prudential Funding LLC			Government		3 .05%
0.34%, 03/25/2011	8,000	7,996	Energy		3 .02%
Prudential PLC			Utilities		2 .52%
0.30%, 04/14/2011(b)	1,900	1,899	Asset Backed Securities		2 .18%
0.31%, 02/22/2011(b)	7,000	6,999	Tax Allocation		0 .45%
		$ 16,894	Insured		0 .31%
Oil & Gas - 3.02%			Liabilities in Excess of Other Assets, Net		(0 .36)%
BP Capital Markets PLC			TOTAL NET ASSETS		100.00%
0.28%, 03/01/2011(b)	8,000	7,998

See accompanying notes

183

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 98.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.04%			Consumer Products (continued)
Boeing Co/The	260,283 $	18,084	WD-40 Co	104,551 $	4,116
Northrop Grumman Corp	83,155	5,763		$ 27,260
Teledyne Technologies Inc (a)	105,950	5,013	Cosmetics & Personal Care - 0.66%
	$ 28,860		Procter & Gamble Co	147,625	9,320
Agriculture - 0.49%
Archer-Daniels-Midland Co	211,250	6,902	Distribution & Wholesale - 0.28%
			Pool Corp	161,905	3,947
Airlines - 0.87%
Alaska Air Group Inc (a)	138,876	8,227	Diversified Financial Services - 2.77%
Cathay Pacific Airways Ltd ADR	325,166	4,126	Charles Schwab Corp/The	1,130,940	20,414
	$ 12,353		Franklin Resources Inc	156,015	18,823
Apparel - 1.57%				$ 39,237
Columbia Sportswear Co	85,368	5,206	Electric - 0.67%
Nike Inc	207,062	17,078	Edison International	137,925	5,004
	$ 22,284		PG&E Corp	98,230	4,546
Automobile Manufacturers - 1.24%				$ 9,550
Nissan Motor Co Ltd ADR	115,694	2,354	Electronics - 1.86%
PACCAR Inc	268,977	15,195	Dionex Corp (a)	27,534	3,248
	$ 17,549		Electro Scientific Industries Inc (a)	78,177	1,303
Automobile Parts & Equipment - 0.66%			FEI Co (a)	237,564	6,474
Johnson Controls Inc	243,895	9,363	FLIR Systems Inc	65,900	2,046
			Itron Inc (a)	68,275	3,961
Banks - 5.18%			Trimble Navigation Ltd (a)	116,708	5,378
Barclays PLC ADR	43,440	817	Waters Corp (a)	50,925	3,890
City National Corp/CA	87,844	5,077		$ 26,300
East West Bancorp Inc	179,974	3,907	Engineering & Construction - 0.90%
JP Morgan Chase & Co	367,744	16,526	Granite Construction Inc	120,664	3,118
State Street Corp	206,215	9,634	Jacobs Engineering Group Inc (a)	187,586	9,636
US Bancorp	323,800	8,743		$ 12,754
Wells Fargo & Co	759,668	24,628	Environmental Control - 0.56%
Westamerica Bancorporation	77,864	3,893	Energy Recovery Inc (a)	162,376	555
	$ 73,225		Waste Connections Inc	254,911	7,385
Beverages - 1.24%				$ 7,940
Brown-Forman Corp	70,882	4,703	Food - 1.86%
PepsiCo Inc	198,794	12,784	Campbell Soup Co	53,600	1,830
	$ 17,487		Dairy Farm International Holdings Ltd ADR	173,729	7,870
Biotechnology - 1.46%			Dean Foods Co (a)	98,693	1,002
Dendreon Corp (a)	49,416	1,731	General Mills Inc	239,617	8,334
Gilead Sciences Inc (a)	229,069	8,792	Kroger Co/The	184,750	3,953
Life Technologies Corp (a)	136,557	7,414	Ralcorp Holdings Inc (a)	26,175	1,602
Martek Biosciences Corp (a)	87,404	2,745	Safeway Inc	81,643	1,689
	$ 20,682			$ 26,280
Building Materials - 0.59%			Forest Products & Paper - 0.27%
Apogee Enterprises Inc	153,756	1,967	Plum Creek Timber Co Inc	91,325	3,824
Cemex SAB de CV ADR(a)	109,046	1,033
Simpson Manufacturing Co Inc	179,573	5,342	Gas - 1.96%
	$ 8,342		Energen Corp	100,610	5,624
Chemicals - 0.98%			Northwest Natural Gas Co	15,325	683
CF Industries Holdings Inc	35,300	4,767	Sempra Energy	410,515	21,376
FMC Corp	72,365	5,504		$ 27,683
Sigma-Aldrich Corp	55,635	3,541	Healthcare - Products - 3.34%
	$ 13,812		Beckman Coulter Inc	140,929	10,148
Commercial Services - 1.22%			Becton Dickinson and Co	65,233	5,411
AMN Healthcare Services Inc (a)	103,073	598	Johnson & Johnson	221,096	13,215
Hertz Global Holdings Inc (a)	399,300	5,874	Medtronic Inc	128,960	4,942
Resources Connection Inc	154,854	3,103	ResMed Inc (a)	84,060	2,647
Robert Half International Inc	147,020	4,610	Techne Corp	54,612	3,766
TrueBlue Inc (a)	178,000	3,037	Varian Medical Systems Inc (a)	106,218	7,177
	$ 17,222			$ 47,306
Computers - 3.55%			Healthcare - Services - 0.67%
Apple Inc (a)	42,182	14,313	DaVita Inc (a)	100,775	7,442
Hewlett-Packard Co	342,342	15,641	Health Net Inc (a)	59,610	1,701
IBM Corp	113,640	18,410	Sun Healthcare Group Inc (a)	29,309	366
Mentor Graphics Corp (a)	149,896	1,909		$ 9,509
	$ 50,273		Home Builders - 0.12%
Consumer Products - 1.93%			KB Home	45,900	681
Clorox Co	199,540	12,549	Winnebago Industries Inc (a)	67,817	1,011
Kimberly-Clark Corp	104,690	6,777		$ 1,692
Tupperware Brands Corp	83,462	3,818	Insurance - 1.88%
			Fidelity National Financial Inc	96,725	1,301

See accompanying notes

184

Schedule of Investments Principal Capital Appreciation Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS - 3.54%
HCC Insurance Holdings Inc	231,831 $	7,020	Alexandria Real Estate Equities Inc	132,866 $	10,236
Mercury General Corp	19,982	848	Essex Property Trust Inc	43,933	5,096
MetLife Inc	132,240	6,053	HCP Inc	271,335	10,064
StanCorp Financial Group Inc	253,735	11,319	Nationwide Health Properties Inc	122,063	4,584
	$ 26,541		Sabra Healthcare REIT Inc	36,509	679
Internet - 2.53%			Weyerhaeuser Co	837,289	19,408
Amazon.com Inc (a)	49,620	8,418		$ 50,067
eBay Inc (a)	292,300	8,874	Retail - 7.30%
Google Inc (a)	30,722	18,444	Best Buy Co Inc	23,450	797
	$ 35,736		Copart Inc (a)	179,888	7,061
Iron & Steel - 1.45%			Costco Wholesale Corp	349,600	25,115
Reliance Steel & Aluminum Co	133,915	7,002	CVS Caremark Corp	65,050	2,225
Schnitzer Steel Industries Inc	219,429	13,539	Home Depot Inc	143,300	5,269
	$ 20,541		Jack in the Box Inc (a)	151,887	3,332
Leisure Products & Services - 0.77%			McDonald's Corp	158,200	11,655
Ambassadors Group Inc	172,479	1,904	Nordstrom Inc	306,306	12,614
Carnival Corp	130,475	5,834	Ross Stores Inc	22,810	1,487
Harley-Davidson Inc	80,236	3,181	Starbucks Corp	597,950	18,853
	$ 10,919		Wal-Mart Stores Inc	209,025	11,720
Lodging - 0.38%			Yum! Brands Inc	67,930	3,177
Red Lion Hotels Corp (a)	693,213	5,317		$ 103,305
			Savings & Loans - 1.01%
Machinery - Diversified - 1.43%			Washington Federal Inc	829,909	14,349
Cascade Corp	100,636	4,737
Deere & Co	169,960	15,449	Semiconductors - 3.58%
	$ 20,186		Applied Materials Inc	697,712	10,947
Media - 1.50%			Avago Technologies Ltd	126,245	3,624
Walt Disney Co/The	547,960	21,299	Intel Corp	740,825	15,898
			LSI Corp (a)	375,151	2,322
Metal Fabrication & Hardware - 0.54%			Microchip Technology Inc	251,388	9,168
			Novellus Systems Inc (a)	65,125	2,349
Precision Castparts Corp	53,215	7,609	QLogic Corp (a)	183,300	3,265
			Supertex Inc (a)	132,988	3,047
Mining - 0.78%
Freeport-McMoRan Copper & Gold Inc	102,050	11,098		$ 50,620
			Software - 5.64%
Miscellaneous Manufacturing - 1.79%			Actuate Corp (a)	403,682	2,240
Aptargroup Inc	56,825	2,731	Adobe Systems Inc (a)	431,130	14,249
Crane Co	107,237	4,763	Autodesk Inc (a)	123,600	5,028
General Electric Co	888,743	17,899	Informatica Corp (a)	101,725	4,720
	$ 25,393		Microsoft Corp	1,098,072	30,444
			Omnicell Inc (a)	157,875	2,200
Oil & Gas - 10.54%
Apache Corp	202,845	24,212	Oracle Corp	495,686	15,877
Berry Petroleum Co	108,562	5,067	Quality Systems Inc	15,688	1,253
			Quest Software Inc (a)	129,750	3,350
Chevron Corp	450,468	42,763	Tyler Technologies Inc (a)	17,975	373
CNOOC Ltd ADR	24,790	5,520
Devon Energy Corp	168,465	14,941		$ 79,734
Exxon Mobil Corp	221,273	17,852	Telecommunications - 4.61%
Nabors Industries Ltd (a)	131,526	3,209	AT&T Inc	728,500	20,048
Occidental Petroleum Corp	266,492	25,764	China Mobile Ltd ADR	111,360	5,472
Total SA ADR	167,475	9,842	Cisco Systems Inc (a)	728,090	15,399
	$ 149,170		Corning Inc	84,650	1,880
			Polycom Inc (a)	101,350	4,444
Oil & Gas Services - 0.45%
Natural Gas Services Group Inc (a)	140,136	2,503	Qualcomm Inc	107,675	5,829
Schlumberger Ltd	43,945	3,911	Verizon Communications Inc	342,775	12,210
	$ 6,414			$ 65,282
Pharmaceuticals - 4.89%			Toys, Games & Hobbies - 0.46%
Allergan Inc/United States	274,623	19,391	Mattel Inc	274,050	6,490
Bristol-Myers Squibb Co	406,663	10,240
Forest Laboratories Inc (a)	120,979	3,903	Transportation - 2.13%
McKesson Corp	250,307	18,815	Con-way Inc	106,482	3,623
Medicis Pharmaceutical Corp	101,925	2,592	Expeditors International of Washington Inc	395,808	20,056
Obagi Medical Products Inc (a)	127,948	1,359	Union Pacific Corp	68,080	6,442
Teva Pharmaceutical Industries Ltd ADR	65,990	3,606		$ 30,121
VCA Antech Inc (a)	221,012	5,066	Trucking & Leasing - 0.36%
Watson Pharmaceuticals Inc (a)	76,337	4,162	Greenbrier Cos Inc (a)	215,819	5,108
	$ 69,134
Publicly Traded Investment Fund - 1.36%			Water - 0.25%
iShares Russell 3000 Index Fund	251,125	19,221	California Water Service Group	95,200	3,475

			TOTAL COMMON STOCKS	$ 1,388,085

See accompanying notes

185

Schedule of Investments Principal Capital Appreciation Fund January 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.94%	(000's)	Value (000's)
Banks - 1.94%
Investment in Joint Trading Account; Credit Suisse $	5,706	$ 5,706
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $5,819,787; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	7,608	7,607
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $7,759,716; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	2,853	2,853
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $2,909,894; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	7,613	7,613
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $7,765,265; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	3,709	3,709
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $3,782,862; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 27,488
TOTAL REPURCHASE AGREEMENTS		$ 27,488
Total Investments		$ 1,415,573
Liabilities in Excess of Other Assets, Net - (0.05)%		$ (746)
TOTAL NET ASSETS - 100.00%		$ 1,414,827

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 463,136
Unrealized Depreciation	(19,949)
Net Unrealized Appreciation (Depreciation)	$ 443,187
Cost for federal income tax purposes	$ 972,386
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17 .76%
Financial	16 .32%
Consumer, Cyclical	13 .65%
Technology	12 .77%
Industrial	12 .20%
Energy	10 .99%
Communications	8 .64%
Basic Materials	3 .48%
Utilities	2 .88%
Exchange Traded Funds	1 .36%
Liabilities in Excess of Other Assets, Net	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

186

		Schedule of Investments
		Principal LifeTime 2010 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.30%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.30%
Bond & Mortgage Securities Fund (a)	19,329,395 $	201,412
Bond Market Index Fund (a)	4,859,525	50,393
Core Plus Bond Fund I (a)	17,581,334	191,461
Diversified Real Asset Fund (a)	5,855,772	68,044
Global Diversified Income Fund (a)	4,981,073	66,547
High Yield Fund I (a)	5,612,403	61,736
Inflation Protection Fund (a)	9,725,970	77,322
International Emerging Markets Fund (a)	1,676,142	43,999
International Equity Index Fund (a)	2,182,623	23,376
International Fund I (a)	3,717,211	43,491
International Growth Fund (a)	7,662,154	69,113
International Value Fund I (a)	6,166,493	68,633
LargeCap Growth Fund (a),(b)	8,254,054	68,013
LargeCap Growth Fund I (a)	15,369,138	146,468
LargeCap S&P 500 Index Fund (a)	12,909,088	116,182
LargeCap Value Fund (a)	6,740,822	64,577
LargeCap Value Fund I (a)	11,280,250	122,391
MidCap Growth Fund III (a),(b)	2,761,487	30,017
MidCap Value Fund I (a)	2,205,841	29,470
Preferred Securities Fund (a)	5,631,560	55,921
Real Estate Securities Fund (a)	3,753,125	62,602
Short-Term Income Fund (a)	6,237,298	75,222
SmallCap Growth Fund I (a),(b)	2,611,213	28,515
SmallCap Value Fund II (a)	2,722,378	26,543
	$ 1,791,448
TOTAL INVESTMENT COMPANIES	$ 1,791,448
Total Investments	$ 1,791,448
Liabilities in Excess of Other Assets, Net - (0.30)%	$ (5,311)
TOTAL NET ASSETS - 100.00%	$ 1,786,137

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 155,739
Unrealized Depreciation	(125,232)
Net Unrealized Appreciation (Depreciation)	$ 30,507
Cost for federal income tax purposes	$ 1,760,941
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	43 .68%
Domestic Equity Funds	38 .90%
International Equity Funds	13 .91%
Specialty Funds	3 .81%
Liabilities in Excess of Other Assets, Net	(0 .30)%
TOTAL NET ASSETS	100.00%

See accompanying notes

187

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	19,600,405	$ 211,675	401,173	$ 4,187	672,183	$ 6,987	19,329,395	$ 208,777
Bond Market Index Fund	4,937,831	49,994	155,772	1,622	234,078	2,445	4,859,525	49,196
Core Plus Bond Fund I	17,269,571	182,374	946,621	10,339	634,858	6,987	17,581,334	185,750
Diversified Real Asset Fund	5,982,093	61,841	80,526	911	206,847	2,355	5,855,772	60,505
Global Diversified Income Fund	5,032,664	55,073	170,419	2,253	222,010	2,944	4,981,073	54,438
High Yield Fund I	5,234,050	51,162	525,531	5,663	147,178	1,618	5,612,403	55,238
Inflation Protection Fund	9,451,506	85,807	274,464	2,207	—	—	9,725,970	88,014
International Emerging Markets Fund	1,695,636	45,596	19,260	512	38,754	1,030	1,676,142	45,078
International Equity Index Fund	2,199,432	20,477	56,251	588	73,060	766	2,182,623	20,309
International Fund I	3,709,919	51,897	91,489	1,055	84,197	971	3,717,211	52,064
International Growth Fund	7,740,837	103,970	112,332	1,009	191,015	1,708	7,662,154	102,838
International Value Fund I	5,765,582	52,194	558,003	5,936	157,092	1,706	6,166,493	56,429
LargeCap Growth Fund	8,423,260	62,322	54,327	441	223,533	1,825	8,254,054	60,938
LargeCap Growth Fund I	15,649,431	128,111	115,156	1,056	395,449	3,650	15,369,138	125,519
LargeCap S&P 500 Index Fund	12,939,414	125,606	238,193	2,085	268,519	2,354	12,909,088	125,385
LargeCap Value Fund	6,798,692	68,522	138,612	1,284	196,482	1,825	6,740,822	67,992
LargeCap Value Fund I	11,384,325	124,255	240,967	2,538	345,042	3,649	11,280,250	123,166
MidCap Growth Fund III	2,807,945	15,902	15,090	157	61,548	648	2,761,487	15,409
MidCap Value Fund I	2,217,973	17,459	37,864	491	49,996	648	2,205,841	17,304
Preferred Securities Fund	6,208,324	66,947	135,624	1,348	712,388	7,064	5,631,560	60,802
Real Estate Securities Fund	4,124,582	63,561	25,563	412	397,020	6,390	3,753,125	55,852
Short-Term Income Fund	6,074,339	72,553	162,959	1,969	—	—	6,237,298	74,522
SmallCap Growth Fund I	2,657,039	29,031	14,891	157	60,717	649	2,611,213	28,556
SmallCap Value Fund II	2,762,258	21,852	27,984	266	67,864	647	2,722,378	21,485

		$ 1,768,181		$ 48,486		$ 58,866		$ 1,755,566

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 2,680		$ (98)			$ —
Bond Market Index Fund		1,016			25			7
Core Plus Bond Fund I		6,325			24			2,320
Diversified Real Asset Fund		331			108			10
Global Diversified Income Fund		1,374			56			166
High Yield Fund I		4,498			31			774
Inflation Protection Fund		287			—			—
International Emerging Markets Fund		263			—			—
International Equity Index Fund		394			10			8
International Fund I		614			83			—
International Growth Fund		1,009			(433)			—
International Value Fund I		1,784			5			3,532
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		173			2			—
LargeCap S&P 500 Index Fund		1,515			48			—
LargeCap Value Fund		843			11			—
LargeCap Value Fund I		1,655			22			—
MidCap Growth Fund III		—			(2)			—
MidCap Value Fund I		334			2			—
Preferred Securities Fund		1,092			(429)			223
Real Estate Securities Fund		412			(1,731)			—
Short-Term Income Fund		563			—			—
SmallCap Growth Fund I		—			17			—
SmallCap Value Fund II		110			14			—
	$ 27,272		$ (2,235)			$ 7,040
All dollar amounts are shown in thousands (000's)

See accompanying notes

188

		Schedule of Investments
		Principal LifeTime 2015 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.82%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.82%
Bond & Mortgage Securities Fund (a)	5,228,994 $	54,486
Bond Market Index Fund (a)	1,542,075	15,991
Core Plus Bond Fund I (a)	4,857,377	52,897
Diversified Real Asset Fund (a)	1,599,860	18,590
Global Diversified Income Fund (a)	1,209,094	16,154
Global Real Estate Securities Fund (a)	90,190	672
High Yield Fund I (a)	2,528,116	27,809
Inflation Protection Fund (a)	1,295,461	10,299
International Emerging Markets Fund (a)	723,550	18,993
International Equity Index Fund (a)	967,893	10,366
International Fund I (a)	1,485,181	17,377
International Growth Fund (a)	2,653,595	23,936
International Value Fund I (a)	2,584,122	28,761
LargeCap Growth Fund (a),(b)	3,033,556	24,997
LargeCap Growth Fund I (a)	5,529,184	52,693
LargeCap S&P 500 Index Fund (a)	4,736,892	42,632
LargeCap Value Fund (a)	2,450,452	23,475
LargeCap Value Fund I (a)	4,255,793	46,175
MidCap Growth Fund III (a),(b)	964,221	10,481
MidCap Value Fund I (a)	759,067	10,141
Preferred Securities Fund (a)	1,602,050	15,908
Real Estate Securities Fund (a)	1,131,385	18,872
Short-Term Income Fund (a)	679,816	8,199
SmallCap Growth Fund I (a),(b)	997,000	10,887
SmallCap Value Fund II (a)	1,008,403	9,832
	$ 570,623
TOTAL INVESTMENT COMPANIES	$ 570,623
Total Investments	$ 570,623
Other Assets in Excess of Liabilities, Net - 0.18%	$ 1,002
TOTAL NET ASSETS - 100.00%	$ 571,625

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 95,487
Unrealized Depreciation	(2,399)
Net Unrealized Appreciation (Depreciation)	$ 93,088
Cost for federal income tax purposes	$ 477,535
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43 .77%
Fixed Income Funds	35 .29%
International Equity Funds	17 .51%
Specialty Funds	3 .25%
Other Assets in Excess of Liabilities, Net	0 .18%
TOTAL NET ASSETS	100.00%

See accompanying notes

189

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	4,765,985	$ 42,722	500,530	$ 5,207	37,521	$ 395	5,228,994	$ 47,534
Bond Market Index Fund	1,374,082	14,087	181,079	1,889	13,086	139	1,542,075	15,837
Core Plus Bond Fund I	4,273,807	44,909	618,048	6,784	34,478	395	4,857,377	51,298
Diversified Real Asset Fund	1,459,984	15,084	152,108	1,726	12,232	139	1,599,860	16,672
Global Diversified Income Fund	1,052,271	12,933	166,368	2,206	9,545	127	1,209,094	15,012
Global Real Estate Securities Fund	—	—	90,190	660	—	—	90,190	660
High Yield Fund I	2,126,722	19,524	417,203	4,553	15,809	180	2,528,116	23,897
Inflation Protection Fund	1,008,969	7,577	298,493	2,385	12,001	98	1,295,461	9,864
International Emerging Markets Fund	679,392	11,591	48,143	1,279	3,985	106	723,550	12,765
International Equity Index Fund	874,480	8,092	100,869	1,056	7,456	78	967,893	9,070
International Fund I	1,285,878	12,375	208,145	2,404	8,842	103	1,485,181	14,676
International Growth Fund	2,634,732	18,860	38,298	344	19,435	173	2,653,595	19,033
International Value Fund I	2,130,678	19,250	468,622	5,049	15,178	173	2,584,122	24,126
LargeCap Growth Fund	2,803,478	17,347	251,255	2,061	21,177	169	3,033,556	19,240
LargeCap Growth Fund I	5,114,785	35,893	452,026	4,181	37,627	339	5,529,184	39,739
LargeCap S&P 500 Index Fund	4,398,594	31,987	363,896	3,198	25,598	219	4,736,892	34,966
LargeCap Value Fund	2,217,170	17,572	251,957	2,346	18,675	169	2,450,452	19,749
LargeCap Value Fund I	3,844,839	36,249	443,568	4,702	32,614	337	4,255,793	40,614
MidCap Growth Fund III	903,509	6,260	66,601	703	5,889	59	964,221	6,904
MidCap Value Fund I	701,267	6,372	62,488	811	4,688	58	759,067	7,125
Preferred Securities Fund	1,468,651	13,717	146,497	1,454	13,098	132	1,602,050	15,039
Real Estate Securities Fund	1,128,971	9,683	9,953	160	7,539	121	1,131,385	9,722
Short-Term Income Fund	605,692	7,242	82,208	992	8,084	99	679,816	8,135
SmallCap Growth Fund I	937,131	6,823	65,700	703	5,831	59	997,000	7,467
SmallCap Value Fund II	937,380	7,418	77,502	741	6,479	59	1,008,403	8,100

		$ 423,567		$ 57,594		$ 3,926		$ 477,244

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 678		$ —			$ —
Bond Market Index Fund		294			—			2
Core Plus Bond Fund I		1,606			—			586
Diversified Real Asset Fund		83			1			3
Global Diversified Income Fund		306			—			36
Global Real Estate Securities Fund		2			—			—
High Yield Fund I		1,889			—			321
Inflation Protection Fund		33			—			—
International Emerging Markets Fund		108			1			—
International Equity Index Fund		163			—			3
International Fund I		225			—			—
International Growth Fund		344			2			—
International Value Fund I		685			—			1,342
LargeCap Growth Fund		—			1			—
LargeCap Growth Fund I		58			4			—
LargeCap S&P 500 Index Fund		528			—			—
LargeCap Value Fund		285			—			—
LargeCap Value Fund I		580			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		109			—			—
Preferred Securities Fund		281			—			55
Real Estate Securities Fund		116			—			—
Short-Term Income Fund		58			—			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		38			—			—
	$ 8,469		$ 9			$ 2,348
All dollar amounts are shown in thousands (000's)

See accompanying notes

190

		Schedule of Investments
		Principal LifeTime 2020 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.13%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.13%
Bond & Mortgage Securities Fund (a)	45,682,811 $	476,015
Bond Market Index Fund (a)	13,033,840	135,161
Core Plus Bond Fund I (a)	39,311,945	428,107
Diversified Real Asset Fund (a)	11,981,284	139,222
Global Diversified Income Fund (a)	1,037,545	13,862
Global Real Estate Securities Fund (a)	496,384	3,698
High Yield Fund I (a)	25,000,636	275,007
Inflation Protection Fund (a)	1,167,580	9,282
International Emerging Markets Fund (a)	6,103,931	160,228
International Equity Index Fund (a)	8,281,470	88,695
International Fund I (a)	13,952,053	163,239
International Growth Fund (a)	27,614,579	249,083
International Value Fund I (a)	23,150,531	257,665
LargeCap Growth Fund (a),(b)	29,649,034	244,308
LargeCap Growth Fund I (a)	56,347,732	536,994
LargeCap S&P 500 Index Fund (a)	36,882,171	331,940
LargeCap Value Fund (a)	25,812,409	247,283
LargeCap Value Fund I (a)	44,891,967	487,078
MidCap Growth Fund III (a),(b)	9,496,719	103,229
MidCap Value Fund I (a)	7,052,818	94,226
Preferred Securities Fund (a)	15,685,898	155,761
Real Estate Securities Fund (a)	11,592,429	193,362
SmallCap Growth Fund I (a),(b)	11,889,123	129,829
SmallCap Value Fund II (a)	10,640,268	103,743
	$ 5,027,017
TOTAL INVESTMENT COMPANIES	$ 5,027,017
Total Investments	$ 5,027,017
Liabilities in Excess of Other Assets, Net - (0.13)%	$ (6,609)
TOTAL NET ASSETS - 100.00%	$ 5,020,408

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 456,582
Unrealized Depreciation	(322,693)
Net Unrealized Appreciation (Depreciation)	$ 133,889
Cost for federal income tax purposes	$ 4,893,128
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49 .25%
Fixed Income Funds	29 .74%
International Equity Funds	18 .37%
Specialty Funds	2 .77%
Liabilities in Excess of Other Assets, Net	(0 .13)%
TOTAL NET ASSETS	100.00%

See accompanying notes

191

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,178,187	$ 495,859	561,891	$ 5,865	1,057,267	$ 10,990	45,682,811	$ 490,631
Bond Market Index Fund	12,820,028	130,342	523,959	5,457	310,147	3,239	13,033,840	132,558
Core Plus Bond Fund I	38,528,584	409,805	1,771,340	19,269	987,979	10,875	39,311,945	418,269
Diversified Real Asset Fund	11,961,893	123,619	323,789	3,658	304,398	3,471	11,981,284	123,892
Global Diversified Income Fund	191,819	2,538	845,726	11,234	—	—	1,037,545	13,772
Global Real Estate Securities Fund	—	—	496,384	3,619	—	—	496,384	3,619
High Yield Fund I	22,942,010	227,106	2,734,723	29,623	676,097	7,404	25,000,636	249,371
Inflation Protection Fund	212,515	1,744	955,065	7,636	—	—	1,167,580	9,380
International Emerging Markets Fund	6,088,291	154,280	161,236	4,268	145,596	3,876	6,103,931	154,674
International Equity Index Fund	8,177,765	76,763	380,675	3,990	276,970	2,893	8,281,470	77,871
International Fund I	13,565,297	179,820	703,238	8,120	316,482	3,644	13,952,053	184,298
International Growth Fund	27,921,704	356,260	405,440	3,641	712,565	6,362	27,614,579	353,900
International Value Fund I	21,140,409	190,687	2,598,738	27,847	588,616	6,363	23,150,531	212,183
LargeCap Growth Fund	29,750,144	214,453	595,480	4,851	696,590	5,669	29,649,034	213,634
LargeCap Growth Fund I	56,456,853	452,637	1,117,294	10,281	1,226,415	11,280	56,347,732	451,647
LargeCap S&P 500 Index Fund	36,513,918	343,828	1,215,119	10,641	846,866	7,404	36,882,171	347,091
LargeCap Value Fund	25,556,981	248,288	867,664	8,044	612,236	5,668	25,812,409	250,665
LargeCap Value Fund I	44,428,897	471,549	1,532,454	16,166	1,069,384	11,279	44,891,967	476,479
MidCap Growth Fund III	9,523,301	81,632	161,066	1,683	187,648	1,966	9,496,719	81,347
MidCap Value Fund I	6,992,874	80,378	212,078	2,743	152,134	1,968	7,052,818	81,156
Preferred Securities Fund	15,387,124	162,304	602,501	5,992	303,727	3,009	15,685,898	165,285
Real Estate Securities Fund	11,780,702	189,225	84,611	1,364	272,884	4,397	11,592,429	186,038
SmallCap Growth Fund I	11,914,983	122,094	159,048	1,683	184,908	1,967	11,889,123	121,811
SmallCap Value Fund II	10,624,942	83,862	221,881	2,108	206,555	1,967	10,640,268	84,034

		$ 4,799,073		$ 199,783		$ 115,691		$ 4,883,605

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 6,308		$ (103)			$ —
Bond Market Index Fund		2,666			(2)			19
Core Plus Bond Fund I		14,097			70			5,172
Diversified Real Asset Fund		668			86			20
Global Diversified Income Fund		179			—			16
Global Real Estate Securities Fund		14			—			2
High Yield Fund I		19,873			46			3,414
Inflation Protection Fund		19			—			—
International Emerging Markets Fund		952			2			—
International Equity Index Fund		1,484			11			30
International Fund I		2,279			2			—
International Growth Fund		3,641			361			—
International Value Fund I		6,617			12			13,062
LargeCap Growth Fund		—			(1)			—
LargeCap Growth Fund I		629			9			—
LargeCap S&P 500 Index Fund		4,305			26			—
LargeCap Value Fund		3,193			1			—
LargeCap Value Fund I		6,514			43			—
MidCap Growth Fund III		—			(2)			—
MidCap Value Fund I		1,060			3			—
Preferred Securities Fund		2,857			(2)			567
Real Estate Securities Fund		1,206			(154)			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		425			31			—
	$ 78,986		$ 440			$ 22,302
All dollar amounts are shown in thousands (000's)

See accompanying notes

192

		Schedule of Investments
		Principal LifeTime 2025 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.85%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.85%
Bond & Mortgage Securities Fund (a)	4,283,166 $	44,631
Bond Market Index Fund (a)	1,272,711	13,198
Core Plus Bond Fund I (a)	4,002,132	43,583
Diversified Real Asset Fund (a)	1,251,906	14,547
Global Real Estate Securities Fund (a)	268,892	2,003
High Yield Fund I (a)	3,161,711	34,779
International Emerging Markets Fund (a)	976,226	25,626
International Equity Index Fund (a)	1,108,903	11,876
International Fund I (a)	2,078,486	24,318
International Growth Fund (a)	3,517,392	31,727
International Value Fund I (a)	3,485,069	38,789
LargeCap Growth Fund (a),(b)	4,316,339	35,567
LargeCap Growth Fund I (a)	7,635,545	72,767
LargeCap S&P 500 Index Fund (a)	5,780,289	52,023
LargeCap Value Fund (a)	3,559,933	34,104
LargeCap Value Fund I (a)	5,880,871	63,808
MidCap Growth Fund III (a),(b)	1,287,293	13,993
MidCap Value Fund I (a)	1,010,234	13,497
Preferred Securities Fund (a)	1,601,416	15,902
Real Estate Securities Fund (a)	1,603,683	26,749
SmallCap Growth Fund I (a),(b)	1,329,318	14,516
SmallCap Value Fund II (a)	1,336,552	13,031
	$ 641,034
TOTAL INVESTMENT COMPANIES	$ 641,034
Total Investments	$ 641,034
Other Assets in Excess of Liabilities, Net - 0.15%	$ 950
TOTAL NET ASSETS - 100.00%	$ 641,984

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 114,598
Unrealized Depreciation	(3,335)
Net Unrealized Appreciation (Depreciation)	$ 111,263
Cost for federal income tax purposes	$ 529,771
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52 .96%
Fixed Income Funds	23 .70%
International Equity Funds	20 .92%
Specialty Funds	2 .27%
Other Assets in Excess of Liabilities, Net	0 .15%
TOTAL NET ASSETS	100.00%

See accompanying notes

193

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,986,683	$ 36,209	350,125	$ 3,646	53,642	$ 565	4,283,166	$ 39,290
Bond Market Index Fund	1,159,715	11,899	130,852	1,367	17,856	192	1,272,711	13,074
Core Plus Bond Fund I	3,598,913	38,081	451,876	4,970	48,657	563	4,002,132	42,489
Diversified Real Asset Fund	1,151,333	11,857	115,830	1,311	15,257	171	1,251,906	12,998
Global Real Estate Securities Fund	—	—	268,892	1,966	—	—	268,892	1,966
High Yield Fund I	2,611,776	24,369	579,547	6,351	29,612	341	3,161,711	30,379
International Emerging Markets Fund	913,901	16,107	71,093	1,887	8,768	233	976,226	17,763
International Equity Index Fund	977,274	9,246	148,547	1,557	16,918	177	1,108,903	10,626
International Fund I	1,790,072	17,908	307,424	3,550	19,010	219	2,078,486	21,240
International Growth Fund	3,509,107	25,449	50,773	456	42,488	375	3,517,392	25,537
International Value Fund I	2,851,124	26,194	666,864	7,211	32,919	376	3,485,069	33,030
LargeCap Growth Fund	4,037,528	25,365	325,570	2,660	46,759	367	4,316,339	27,658
LargeCap Growth Fund I	7,131,339	50,313	586,490	5,402	82,284	731	7,635,545	54,992
LargeCap S&P 500 Index Fund	5,371,191	39,346	465,210	4,077	56,112	478	5,780,289	42,946
LargeCap Value Fund	3,269,235	26,143	331,868	3,079	41,170	369	3,559,933	28,854
LargeCap Value Fund I	5,371,996	50,783	580,053	6,129	71,178	729	5,880,871	56,182
MidCap Growth Fund III	1,210,334	8,622	90,136	945	13,177	130	1,287,293	9,437
MidCap Value Fund I	936,365	8,711	84,299	1,090	10,430	130	1,010,234	9,671
Preferred Securities Fund	1,448,532	13,495	173,033	1,719	20,149	202	1,601,416	15,012
Real Estate Securities Fund	1,597,305	15,550	19,856	319	13,478	216	1,603,683	15,652
SmallCap Growth Fund I	1,253,382	9,112	88,979	945	13,043	130	1,329,318	9,927
SmallCap Value Fund II	1,246,184	9,909	104,832	996	14,464	130	1,336,552	10,775

		$ 474,668		$ 61,633		$ 6,824		$ 529,498

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 563		$ —			$ —
Bond Market Index Fund		246			—			2
Core Plus Bond Fund I		1,346			1			491
Diversified Real Asset Fund		66			1			2
Global Real Estate Securities Fund		6			—			1
High Yield Fund I		2,347			—			399
International Emerging Markets Fund		146			2			—
International Equity Index Fund		185			—			4
International Fund I		317			1			—
International Growth Fund		456			7			—
International Value Fund I		926			1			1,810
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		81			8			—
LargeCap S&P 500 Index Fund		646			1			—
LargeCap Value Fund		418			1			—
LargeCap Value Fund I		808			(1)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		145			—			—
Preferred Securities Fund		280			—			54
Real Estate Securities Fund		164			(1)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		51			—			—
	$ 9,197		$ 21			$ 2,763
All dollar amounts are shown in thousands (000's)

See accompanying notes

194

		Schedule of Investments
		Principal LifeTime 2030 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.11%
Bond & Mortgage Securities Fund (a)	22,760,159 $	237,161
Bond Market Index Fund (a)	8,305,735	86,131
Core Plus Bond Fund I (a)	20,313,614	221,215
Diversified Real Asset Fund (a)	7,231,702	84,032
Global Real Estate Securities Fund (a)	647,411	4,823
High Yield Fund I (a)	23,313,678	256,450
International Emerging Markets Fund (a)	6,897,917	181,070
International Equity Index Fund (a)	9,718,018	104,080
International Fund I (a)	14,605,330	170,882
International Growth Fund (a)	27,120,520	244,627
International Value Fund I (a)	22,996,415	255,950
LargeCap Growth Fund (a),(b)	31,691,752	261,140
LargeCap Growth Fund I (a)	59,757,657	569,491
LargeCap S&P 500 Index Fund (a)	35,955,806	323,602
LargeCap Value Fund (a)	27,148,966	260,087
LargeCap Value Fund I (a)	47,045,954	510,449
MidCap Growth Fund III (a),(b)	9,680,857	105,231
MidCap Value Fund I (a)	7,710,378	103,011
Preferred Securities Fund (a)	13,693,208	135,974
Real Estate Securities Fund (a)	12,362,466	206,206
SmallCap Growth Fund I (a),(b)	12,436,619	135,808
SmallCap Value Fund II (a)	10,373,260	101,139
	$ 4,558,559
TOTAL INVESTMENT COMPANIES	$ 4,558,559
Total Investments	$ 4,558,559
Liabilities in Excess of Other Assets, Net - (0.11)%	$ (5,028)
TOTAL NET ASSETS - 100.00%	$ 4,553,531

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 486,101
Unrealized Depreciation	(299,950)
Net Unrealized Appreciation (Depreciation)	$ 186,151
Cost for federal income tax purposes	$ 4,372,408
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .57%
International Equity Funds	21 .12%
Fixed Income Funds	20 .58%
Specialty Funds	1 .84%
Liabilities in Excess of Other Assets, Net	(0 .11)%
TOTAL NET ASSETS	100.00%

See accompanying notes

195

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,989,351	$ 246,317	495,773	$ 5,164	724,965	$ 7,540	22,760,159	$ 243,901
Bond Market Index Fund	8,180,890	83,301	325,447	3,389	200,602	2,096	8,305,735	84,593
Core Plus Bond Fund I	19,878,728	211,442	1,116,754	12,148	681,868	7,539	20,313,614	216,127
Diversified Real Asset Fund	7,235,241	74,049	206,808	2,334	210,347	2,395	7,231,702	74,044
Global Real Estate Securities Fund	—	—	647,411	4,703	—	—	647,411	4,703
High Yield Fund I	20,698,976	201,842	3,238,995	35,395	624,293	6,708	23,313,678	230,564
International Emerging Markets Fund	6,890,818	167,575	180,680	4,768	173,581	4,609	6,897,917	167,733
International Equity Index Fund	9,614,803	90,166	435,842	4,560	332,627	3,472	9,718,018	91,264
International Fund I	14,211,830	186,963	773,255	8,910	379,755	4,369	14,605,330	191,503
International Growth Fund	27,566,606	349,462	399,282	3,586	845,368	7,543	27,120,520	345,972
International Value Fund I	21,021,096	190,548	2,673,404	28,640	698,085	7,541	22,996,415	211,656
LargeCap Growth Fund	31,849,762	231,374	636,979	5,177	794,989	6,464	31,691,752	230,084
LargeCap Growth Fund I	59,964,304	474,734	1,199,906	11,021	1,406,553	12,930	59,757,657	472,832
LargeCap S&P 500 Index Fund	35,666,909	332,848	1,247,827	10,910	958,930	8,380	35,955,806	335,399
LargeCap Value Fund	26,925,406	262,650	922,107	8,536	698,547	6,464	27,148,966	264,725
LargeCap Value Fund I	46,641,306	495,433	1,631,267	17,182	1,226,619	12,928	47,045,954	499,733
MidCap Growth Fund III	9,723,532	84,602	174,462	1,821	217,137	2,275	9,680,857	84,147
MidCap Value Fund I	7,655,836	89,509	230,644	2,980	176,102	2,275	7,710,378	90,217
Preferred Securities Fund	13,465,681	137,469	590,301	5,868	362,774	3,592	13,693,208	139,745
Real Estate Securities Fund	12,648,774	186,918	89,981	1,450	376,289	6,045	12,362,466	182,262
SmallCap Growth Fund I	12,555,228	124,451	95,301	981	213,910	2,274	12,436,619	123,157
SmallCap Value Fund II	10,376,633	81,926	235,728	2,236	239,101	2,275	10,373,260	81,922

		$ 4,303,579		$ 181,759		$ 119,714		$ 4,366,283

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 3,127		$ (40)			$ —
Bond Market Index Fund		1,698			(1)			12
Core Plus Bond Fund I		7,237			76			2,656
Diversified Real Asset Fund		404			56			12
Global Real Estate Securities Fund		19			—			2
High Yield Fund I		18,465			35			3,151
International Emerging Markets Fund		1,076			(1)			—
International Equity Index Fund		1,744			10			36
International Fund I		2,391			(1)			—
International Growth Fund		3,586			467			—
International Value Fund I		6,587			9			12,994
LargeCap Growth Fund		—			(3)			—
LargeCap Growth Fund I		667			7			—
LargeCap S&P 500 Index Fund		4,199			21			—
LargeCap Value Fund		3,359			3			—
LargeCap Value Fund I		6,828			46			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		1,159			3			—
Preferred Securities Fund		2,499			—			496
Real Estate Securities Fund		1,291			(61)			—
SmallCap Growth Fund I		—			(1)			—
SmallCap Value Fund II		415			35			—
	$ 66,751		$ 659			$ 19,359
All dollar amounts are shown in thousands (000's)

See accompanying notes

196

		Schedule of Investments
		Principal LifeTime 2035 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.85%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.85%
Bond & Mortgage Securities Fund (a)	1,495,974 $	15,588
Bond Market Index Fund (a)	285,809	2,964
Core Plus Bond Fund I (a)	1,372,145	14,943
Diversified Real Asset Fund (a)	578,737	6,725
Global Real Estate Securities Fund (a)	189,358	1,411
High Yield Fund I (a)	1,951,265	21,464
International Emerging Markets Fund (a)	711,391	18,674
International Equity Index Fund (a)	862,460	9,237
International Fund I (a)	1,488,921	17,420
International Growth Fund (a)	2,589,361	23,356
International Value Fund I (a)	2,402,189	26,736
LargeCap Growth Fund (a),(b)	3,182,253	26,222
LargeCap Growth Fund I (a)	5,537,756	52,775
LargeCap S&P 500 Index Fund (a)	3,799,763	34,198
LargeCap Value Fund (a)	2,552,980	24,458
LargeCap Value Fund I (a)	4,310,097	46,765
MidCap Growth Fund III (a),(b)	930,978	10,120
MidCap Value Fund I (a)	730,280	9,756
Preferred Securities Fund (a)	942,920	9,363
Real Estate Securities Fund (a)	970,651	16,190
SmallCap Growth Fund I (a),(b)	948,951	10,362
SmallCap Value Fund II (a)	949,724	9,260
	$ 407,987
TOTAL INVESTMENT COMPANIES	$ 407,987
Total Investments	$ 407,987
Other Assets in Excess of Liabilities, Net - 0.15%	$ 610
TOTAL NET ASSETS - 100.00%	$ 408,597

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 77,711
Unrealized Depreciation	(1,903)
Net Unrealized Appreciation (Depreciation)	$ 75,808
Cost for federal income tax purposes	$ 332,179
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58 .78%
International Equity Funds	23 .69%
Fixed Income Funds	15 .73%
Specialty Funds	1 .65%
Other Assets in Excess of Liabilities, Net	0 .15%
TOTAL NET ASSETS	100.00%

See accompanying notes

197

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,389,904	$ 12,438	113,810	$ 1,185	7,740	$ 81	1,495,974	$ 13,542
Bond Market Index Fund	248,969	2,532	39,574	414	2,734	29	285,809	2,917
Core Plus Bond Fund I	1,230,373	13,011	148,938	1,638	7,166	81	1,372,145	14,568
Diversified Real Asset Fund	531,598	5,463	51,058	577	3,919	44	578,737	5,996
Global Real Estate Securities Fund	—	—	189,358	1,381	—	—	189,358	1,381
High Yield Fund I	1,625,837	15,183	339,830	3,725	14,402	162	1,951,265	18,746
International Emerging Markets Fund	666,436	11,668	48,567	1,285	3,612	95	711,391	12,858
International Equity Index Fund	771,422	7,252	97,857	1,026	6,819	71	862,460	8,207
International Fund I	1,295,194	13,312	201,660	2,328	7,933	90	1,488,921	15,550
International Growth Fund	2,569,861	17,943	37,408	336	17,908	159	2,589,361	18,125
International Value Fund I	1,969,967	18,089	446,488	4,830	14,266	158	2,402,189	22,761
LargeCap Growth Fund	2,996,770	18,760	202,237	1,652	16,754	133	3,182,253	20,279
LargeCap Growth Fund I	5,202,471	36,636	365,021	3,363	29,736	267	5,537,756	39,732
LargeCap S&P 500 Index Fund	3,525,480	25,733	294,586	2,581	20,303	174	3,799,763	28,140
LargeCap Value Fund	2,356,975	18,768	210,761	1,955	14,756	133	2,552,980	20,590
LargeCap Value Fund I	3,966,343	37,444	369,579	3,903	25,825	267	4,310,097	41,080
MidCap Growth Fund III	880,802	6,260	54,778	575	4,602	47	930,978	6,788
MidCap Value Fund I	681,346	6,324	52,620	680	3,686	46	730,280	6,958
Preferred Securities Fund	843,800	7,867	106,082	1,054	6,962	69	942,920	8,852
Real Estate Securities Fund	964,663	10,232	13,539	217	7,551	120	970,651	10,329
SmallCap Growth Fund I	899,454	6,440	54,042	575	4,545	47	948,951	6,968
SmallCap Value Fund II	890,453	7,094	64,336	611	5,065	46	949,724	7,659

		$ 298,449		$ 35,891		$ 2,319		$ 332,026

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 197		$ —			$ —
Bond Market Index Fund		54			—			—
Core Plus Bond Fund I		464			—			169
Diversified Real Asset Fund		31			—			1
Global Real Estate Securities Fund		5			—			1
High Yield Fund I		1,465			—			248
International Emerging Markets Fund		107			—			—
International Equity Index Fund		147			—			3
International Fund I		231			—			—
International Growth Fund		336			5			—
International Value Fund I		644			—			1,255
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		59			—			—
LargeCap S&P 500 Index Fund		427			—			—
LargeCap Value Fund		303			—			—
LargeCap Value Fund I		599			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		106			—			—
Preferred Securities Fund		165			—			32
Real Estate Securities Fund		99			—			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		37			—			—
	$ 5,476		$ 5			$ 1,709
All dollar amounts are shown in thousands (000's)

See accompanying notes

198

		Schedule of Investments
		Principal LifeTime 2040 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.09%
Bond & Mortgage Securities Fund (a)	6,148,617 $	64,069
Bond Market Index Fund (a)	2,401,902	24,908
Core Plus Bond Fund I (a)	5,666,260	61,705
Diversified Real Asset Fund (a)	3,515,128	40,846
Global Real Estate Securities Fund (a)	529,132	3,942
High Yield Fund I (a)	12,853,602	141,390
International Emerging Markets Fund (a)	4,655,125	122,197
International Equity Index Fund (a)	6,293,621	67,405
International Fund I (a)	9,823,594	114,936
International Growth Fund (a)	17,813,006	160,673
International Value Fund I (a)	15,495,680	172,467
LargeCap Growth Fund (a),(b)	21,155,525	174,321
LargeCap Growth Fund I (a)	38,443,653	366,368
LargeCap S&P 500 Index Fund (a)	25,908,515	233,177
LargeCap Value Fund (a)	17,673,998	169,317
LargeCap Value Fund I (a)	30,373,856	329,556
MidCap Growth Fund III (a),(b)	6,090,440	66,203
MidCap Value Fund I (a)	4,819,651	64,390
Preferred Securities Fund (a)	6,977,103	69,283
Real Estate Securities Fund (a)	5,317,924	88,703
SmallCap Growth Fund I (a),(b)	7,854,715	85,773
SmallCap Value Fund II (a)	6,880,277	67,083
	$ 2,688,712
TOTAL INVESTMENT COMPANIES	$ 2,688,712
Total Investments	$ 2,688,712
Liabilities in Excess of Other Assets, Net - (0.09)%	$ (2,411)
TOTAL NET ASSETS - 100.00%	$ 2,686,301

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 321,200
Unrealized Depreciation	(175,354)
Net Unrealized Appreciation (Depreciation)	$ 145,846
Cost for federal income tax purposes	$ 2,542,866
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61 .23%
International Equity Funds	23 .89%
Fixed Income Funds	13 .45%
Specialty Funds	1 .52%
Liabilities in Excess of Other Assets, Net	(0 .09)%
TOTAL NET ASSETS	100.00%

See accompanying notes

199

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,132,472	$ 65,374	260,802	$ 2,719	244,657	$ 2,537	6,148,617	$ 65,551
Bond Market Index Fund	2,374,213	24,219	111,825	1,166	84,136	878	2,401,902	24,507
Core Plus Bond Fund I	5,467,233	57,540	421,582	4,624	222,555	2,439	5,666,260	59,724
Diversified Real Asset Fund	3,531,024	36,278	130,271	1,470	146,167	1,659	3,515,128	36,133
Global Real Estate Securities Fund	—	—	529,132	3,846	—	—	529,132	3,846
High Yield Fund I	11,867,139	116,855	1,517,329	16,477	530,866	5,854	12,853,602	127,481
International Emerging Markets Fund	4,664,940	108,987	150,403	3,968	160,218	4,244	4,655,125	108,711
International Equity Index Fund	6,255,662	58,793	341,529	3,577	303,570	3,170	6,293,621	59,212
International Fund I	9,537,153	125,293	633,862	7,307	347,421	3,999	9,823,594	128,604
International Growth Fund	18,331,433	224,857	263,555	2,367	781,982	6,977	17,813,006	220,640
International Value Fund I	14,165,380	127,712	1,977,875	21,257	647,575	6,977	15,495,680	141,998
LargeCap Growth Fund	21,326,184	153,035	549,986	4,469	720,645	5,854	21,155,525	151,646
LargeCap Growth Fund I	38,695,735	301,509	1,012,008	9,294	1,264,090	11,613	38,443,653	299,191
LargeCap S&P 500 Index Fund	25,768,546	229,227	1,010,789	8,838	870,820	7,612	25,908,515	230,452
LargeCap Value Fund	17,586,869	168,469	719,668	6,659	632,539	5,855	17,673,998	169,273
LargeCap Value Fund I	30,214,893	317,454	1,260,894	13,278	1,101,931	11,613	30,373,856	319,153
MidCap Growth Fund III	6,136,281	53,350	149,950	1,564	195,791	2,049	6,090,440	52,864
MidCap Value Fund I	4,801,011	55,476	177,399	2,290	158,759	2,049	4,819,651	55,722
Preferred Securities Fund	6,894,258	68,855	378,909	3,768	296,064	2,927	6,977,103	69,693
Real Estate Securities Fund	5,598,947	90,021	42,387	683	323,410	5,171	5,317,924	85,509
SmallCap Growth Fund I	7,899,367	76,683	148,025	1,564	192,677	2,049	7,854,715	76,198
SmallCap Value Fund II	6,901,454	54,640	194,268	1,840	215,445	2,050	6,880,277	54,468

		$ 2,514,627		$ 123,025		$ 97,576		$ 2,540,576

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 843		$ (5)			$ —
Bond Market Index Fund		492			—			4
Core Plus Bond Fund I		2,021			(1)			741
Diversified Real Asset Fund		197			44			6
Global Real Estate Securities Fund		16			—			2
High Yield Fund I		10,237			3			1,771
International Emerging Markets Fund		728			—			—
International Equity Index Fund		1,133			12			23
International Fund I		1,609			3			—
International Growth Fund		2,367			393			—
International Value Fund I		4,452			6			8,797
LargeCap Growth Fund		—			(4)			—
LargeCap Growth Fund I		430			1			—
LargeCap S&P 500 Index Fund		3,028			(1)			—
LargeCap Value Fund		2,190			—			—
LargeCap Value Fund I		4,414			34			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		725			5			—
Preferred Securities Fund		1,279			(3)			255
Real Estate Securities Fund		564			(24)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		275			38			—
	$ 37,000		$ 500			$ 11,599
All dollar amounts are shown in thousands (000's)

See accompanying notes

200

		Schedule of Investments
		Principal LifeTime 2045 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	295,912 $	3,083
Bond Market Index Fund (a)	59,757	620
Core Plus Bond Fund I (a)	269,580	2,936
Diversified Real Asset Fund (a)	207,224	2,408
Global Real Estate Securities Fund (a)	111,166	828
High Yield Fund I (a)	868,838	9,557
International Emerging Markets Fund (a)	336,718	8,839
International Equity Index Fund (a)	321,119	3,439
International Fund I (a)	724,196	8,473
International Growth Fund (a)	1,302,898	11,752
International Value Fund I (a)	1,273,714	14,177
LargeCap Growth Fund (a),(b)	1,562,269	12,873
LargeCap Growth Fund I (a)	2,675,739	25,500
LargeCap S&P 500 Index Fund (a)	1,747,585	15,728
LargeCap Value Fund (a)	1,270,196	12,169
LargeCap Value Fund I (a)	2,091,066	22,688
MidCap Growth Fund III (a),(b)	450,172	4,893
MidCap Value Fund I (a)	353,123	4,718
Preferred Securities Fund (a)	359,115	3,566
Real Estate Securities Fund (a)	394,982	6,588
SmallCap Growth Fund I (a),(b)	458,079	5,002
SmallCap Value Fund II (a)	461,156	4,496
	$ 184,333
TOTAL INVESTMENT COMPANIES	$ 184,333
Total Investments	$ 184,333
Liabilities in Excess of Other Assets, Net - (0.01)%	$ (26)
TOTAL NET ASSETS - 100.00%	$ 184,307

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 34,689
Unrealized Depreciation	(591)
Net Unrealized Appreciation (Depreciation)	$ 34,098
Cost for federal income tax purposes	$ 150,235
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62 .19%
International Equity Funds	25 .79%
Fixed Income Funds	10 .72%
Specialty Funds	1 .31%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

201

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	265,184	$ 2,358	31,625	$ 330	897	$ 10	295,912	$ 2,678
Bond Market Index Fund	48,654	497	11,431	120	328	4	59,757	613
Core Plus Bond Fund I	233,961	2,462	36,412	402	793	8	269,580	2,856
Diversified Real Asset Fund	186,281	1,910	21,592	244	649	7	207,224	2,147
Global Real Estate Securities Fund	—	—	111,166	810	—	—	111,166	810
High Yield Fund I	729,985	6,866	141,068	1,547	2,215	25	868,838	8,388
International Emerging Markets Fund	308,072	5,512	29,516	780	870	23	336,718	6,269
International Equity Index Fund	267,146	2,618	55,576	582	1,603	16	321,119	3,184
International Fund I	606,030	5,720	120,049	1,384	1,883	22	724,196	7,082
International Growth Fund	1,288,293	9,352	18,810	169	4,205	37	1,302,898	9,484
International Value Fund I	1,021,490	9,658	255,636	2,773	3,412	37	1,273,714	12,394
LargeCap Growth Fund	1,449,916	9,115	116,077	946	3,724	30	1,562,269	10,031
LargeCap Growth Fund I	2,473,470	17,503	208,878	1,922	6,609	61	2,675,739	19,364
LargeCap S&P 500 Index Fund	1,587,946	11,633	164,183	1,436	4,544	39	1,747,585	13,030
LargeCap Value Fund	1,154,975	9,216	118,496	1,097	3,275	31	1,270,196	10,282
LargeCap Value Fund I	1,889,752	17,832	207,054	2,183	5,740	61	2,091,066	19,954
MidCap Growth Fund III	420,040	3,019	31,138	326	1,006	10	450,172	3,335
MidCap Value Fund I	324,723	3,047	29,210	377	810	10	353,123	3,414
Preferred Securities Fund	306,606	2,893	53,991	537	1,482	15	359,115	3,415
Real Estate Securities Fund	392,164	4,272	4,482	72	1,664	27	394,982	4,317
SmallCap Growth Fund I	428,346	3,095	30,727	326	994	11	458,079	3,410
SmallCap Value Fund II	425,987	3,407	36,275	344	1,106	11	461,156	3,740

		$ 131,985		$ 18,707		$ 495		$ 150,197

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 38		$ —			$ —
Bond Market Index Fund		11			—			—
Core Plus Bond Fund I		90			—			33
Diversified Real Asset Fund		11			—			—
Global Real Estate Securities Fund		3			—			1
High Yield Fund I		659			—			112
International Emerging Markets Fund		50			—			—
International Equity Index Fund		54			—			1
International Fund I		112			—			—
International Growth Fund		169			—			—
International Value Fund I		341			—			663
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		29			—			—
LargeCap S&P 500 Index Fund		195			—			—
LargeCap Value Fund		150			—			—
LargeCap Value Fund I		290			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		51			—			—
Preferred Securities Fund		62			—			12
Real Estate Securities Fund		40			—			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		18			—			—
	$ 2,373		$ —			$ 822
All dollar amounts are shown in thousands (000's)

See accompanying notes

202

		Schedule of Investments
		Principal LifeTime 2050 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.18%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.18%
Bond & Mortgage Securities Fund (a)	979,731 $	10,209
Bond Market Index Fund (a)	237,458	2,462
Core Plus Bond Fund I (a)	916,697	9,983
Diversified Real Asset Fund (a)	1,156,423	13,438
Global Real Estate Securities Fund (a)	293,748	2,188
High Yield Fund I (a)	5,334,625	58,681
International Emerging Markets Fund (a)	1,983,829	52,076
International Equity Index Fund (a)	2,512,135	26,905
International Fund I (a)	4,423,020	51,749
International Growth Fund (a)	8,203,199	73,993
International Value Fund I (a)	7,233,287	80,507
LargeCap Growth Fund (a),(b)	9,907,390	81,637
LargeCap Growth Fund I (a)	17,031,159	162,307
LargeCap S&P 500 Index Fund (a)	10,619,250	95,573
LargeCap Value Fund (a)	8,033,968	76,965
LargeCap Value Fund I (a)	13,273,254	144,015
MidCap Growth Fund III (a),(b)	2,894,694	31,465
MidCap Value Fund I (a)	2,212,083	29,553
Preferred Securities Fund (a)	2,422,030	24,051
Real Estate Securities Fund (a)	2,496,663	41,644
SmallCap Growth Fund I (a),(b)	3,448,593	37,659
SmallCap Value Fund II (a)	3,047,502	29,713
	$ 1,136,773
TOTAL INVESTMENT COMPANIES	$ 1,136,773
Total Investments	$ 1,136,773
Liabilities in Excess of Other Assets, Net - (0.18)%	$ (2,018)
TOTAL NET ASSETS - 100.00%	$ 1,134,755

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 144,213
Unrealized Depreciation	(75,369)
Net Unrealized Appreciation (Depreciation)	$ 68,844
Cost for federal income tax purposes	$ 1,067,929
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64 .38%
International Equity Funds	25 .33%
Fixed Income Funds	9 .29%
Specialty Funds	1 .18%
Liabilities in Excess of Other Assets, Net	(0 .18)%
TOTAL NET ASSETS	100.00%

See accompanying notes

203

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	979,381	$ 10,475	49,424	$ 515	49,074	$ 508	979,731	$ 10,482
Bond Market Index Fund	236,706	2,400	15,891	166	15,139	159	237,458	2,407
Core Plus Bond Fund I	888,294	9,181	72,848	800	44,445	486	916,697	9,494
Diversified Real Asset Fund	1,157,290	11,754	50,865	575	51,732	585	1,156,423	11,755
Global Real Estate Securities Fund	—	—	293,748	2,141	—	—	293,748	2,141
High Yield Fund I	4,947,900	50,638	603,083	6,544	216,358	2,399	5,334,625	54,786
International Emerging Markets Fund	1,971,482	46,535	85,654	2,262	73,307	1,933	1,983,829	46,866
International Equity Index Fund	2,464,804	23,198	185,090	1,943	137,759	1,439	2,512,135	23,705
International Fund I	4,219,895	53,387	363,284	4,196	160,159	1,843	4,423,020	55,740
International Growth Fund	8,440,801	100,958	120,665	1,084	358,267	3,192	8,203,199	98,962
International Value Fund I	6,515,688	58,009	1,014,759	10,947	297,160	3,192	7,233,287	65,766
LargeCap Growth Fund	9,992,413	70,513	297,493	2,423	382,516	3,102	9,907,390	69,833
LargeCap Growth Fund I	17,165,140	134,094	547,302	5,036	681,283	6,250	17,031,159	132,870
LargeCap S&P 500 Index Fund	10,579,486	93,879	503,090	4,403	463,326	4,046	10,619,250	94,255
LargeCap Value Fund	8,000,909	75,633	368,635	3,415	335,576	3,103	8,033,968	75,947
LargeCap Value Fund I	13,225,176	138,336	642,072	6,769	593,994	6,250	13,273,254	138,853
MidCap Growth Fund III	2,915,734	24,544	82,249	860	103,289	1,079	2,894,694	24,325
MidCap Value Fund I	2,203,622	25,035	92,240	1,192	83,779	1,079	2,212,083	25,149
Preferred Securities Fund	2,346,997	24,143	170,612	1,698	95,579	945	2,422,030	24,895
Real Estate Securities Fund	2,555,978	41,489	17,233	278	76,548	1,214	2,496,663	40,546
SmallCap Growth Fund I	3,470,774	33,854	79,347	840	101,528	1,078	3,448,593	33,616
SmallCap Value Fund II	3,059,769	24,330	101,428	962	113,695	1,079	3,047,502	24,230

		$ 1,052,385		$ 59,049		$ 44,961		$ 1,066,623

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 134		$ —			$ —
Bond Market Index Fund		48			—			—
Core Plus Bond Fund I		328			(1)			121
Diversified Real Asset Fund		65			11			2
Global Real Estate Securities Fund		9			—			1
High Yield Fund I		4,242			3			738
International Emerging Markets Fund		308			2			—
International Equity Index Fund		448			3			9
International Fund I		717			—			—
International Growth Fund		1,084			112			—
International Value Fund I		2,061			2			4,079
LargeCap Growth Fund		—			(1)			—
LargeCap Growth Fund I		190			(10)			—
LargeCap S&P 500 Index Fund		1,237			19			—
LargeCap Value Fund		992			2			—
LargeCap Value Fund I		1,922			(2)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		332			1			—
Preferred Securities Fund		440			(1)			88
Real Estate Securities Fund		259			(7)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		122			17			—
	$ 14,938		$ 150			$ 5,038
All dollar amounts are shown in thousands (000's)

See accompanying notes

204

		Schedule of Investments
		Principal LifeTime 2055 Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.54%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.54%
Bond & Mortgage Securities Fund (a)	30,321 $	316
Bond Market Index Fund (a)	5,798	60
Core Plus Bond Fund I (a)	28,345	309
Diversified Real Asset Fund (a)	27,484	319
Global Real Estate Securities Fund (a)	35,076	261
High Yield Fund I (a)	124,283	1,367
International Emerging Markets Fund (a)	52,829	1,387
International Equity Index Fund (a)	79,102	847
International Fund I (a)	130,220	1,524
International Growth Fund (a)	166,587	1,503
International Value Fund I (a)	201,362	2,241
LargeCap Growth Fund (a),(b)	246,875	2,034
LargeCap Growth Fund I (a)	415,532	3,960
LargeCap S&P 500 Index Fund (a)	272,670	2,454
LargeCap Value Fund (a)	193,026	1,849
LargeCap Value Fund I (a)	336,276	3,649
MidCap Growth Fund III (a),(b)	67,728	736
MidCap Value Fund I (a)	53,612	716
Preferred Securities Fund (a)	36,818	366
Real Estate Securities Fund (a)	57,467	958
SmallCap Growth Fund I (a),(b)	69,754	762
SmallCap Value Fund II (a)	71,649	699
	$ 28,317
TOTAL INVESTMENT COMPANIES	$ 28,317
Total Investments	$ 28,317
Other Assets in Excess of Liabilities, Net - 0.46%	$ 130
TOTAL NET ASSETS - 100.00%	$ 28,447

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,477
Unrealized Depreciation	(96)
Net Unrealized Appreciation (Depreciation)	$ 4,381
Cost for federal income tax purposes	$ 23,936
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62 .64%
International Equity Funds	27 .29%
Fixed Income Funds	8 .49%
Specialty Funds	1 .12%
Other Assets in Excess of Liabilities, Net	0 .46%
TOTAL NET ASSETS	100.00%

See accompanying notes

205

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2011 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	28,953	$ 259		2,106 $	22	738	$ 7	30,321	$ 274
Bond Market Index Fund	5,060	52		978	10	240	2	5,798	60
Core Plus Bond Fund I	26,162	278		2,860	31	677	8	28,345	301
Diversified Real Asset Fund	23,803	244		4,146	47	465	5	27,484	286
Global Real Estate Securities Fund	—	—		35,076	257	—	—	35,076	257
High Yield Fund I	102,266	983		24,274	266	2,257	25	124,283	1,224
International Emerging Markets Fund	44,359	848		9,324	247	854	22	52,829	1,073
International Equity Index Fund	62,650	598		18,045	191	1,593	17	79,102	772
International Fund I	95,118	911		36,962	429	1,860	21	130,220	1,319
International Growth Fund	168,373	1,263		2,402	22	4,188	37	166,587	1,249
International Value Fund I	139,324	1,368		65,314	714	3,276	37	201,362	2,045
LargeCap Growth Fund	215,838	1,396		35,547	292	4,510	35	246,875	1,653
LargeCap Growth Fund I	360,327	2,630		63,272	589	8,067	73	415,532	3,147
LargeCap S&P 500 Index Fund	231,970	1,735		46,161	408	5,461	47	272,670	2,096
LargeCap Value Fund	163,480	1,325		33,515	314	3,969	36	193,026	1,603
LargeCap Value Fund I	284,255	2,735		59,014	628	6,993	72	336,276	3,291
MidCap Growth Fund III	59,496	447		9,475	100	1,243	12	67,728	535
MidCap Value Fund I	46,333	451		8,274	108	995	13	53,612	546
Preferred Securities Fund	25,491	240		12,098	120	771	7	36,818	353
Real Estate Securities Fund	57,718	662		734	12	985	16	57,467	658
SmallCap Growth Fund I	61,616	461		9,366	100	1,228	12	69,754	549
SmallCap Value Fund II	62,265	504		10,752	103	1,368	12	71,649	595

		$ 19,390		$ 5,010			$ 516		$ 23,886

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 4			$ —			$ —
Bond Market Index Fund			1			—			—
Core Plus Bond Fund I			10			—			3
Diversified Real Asset Fund			1			—			—
Global Real Estate Securities Fund			1			—			—
High Yield Fund I			91			—			15
International Emerging Markets Fund			7			—			—
International Equity Index Fund			12			—			—
International Fund I			18			—			—
International Growth Fund			21			1			—
International Value Fund I			48			—			92
LargeCap Growth Fund			—			—			—
LargeCap Growth Fund I			4			1			—
LargeCap S&P 500 Index Fund			29			—			—
LargeCap Value Fund			21			—			—
LargeCap Value Fund I			44			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			7			—			—
Preferred Securities Fund			6			—			1
Real Estate Securities Fund			6			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			3			—			—
	$ 334			$ 2			$ 111
All dollar amounts are shown in thousands (000's)

See accompanying notes

206

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond & Mortgage Securities Fund (a)	10,486,804 $	109,273
Bond Market Index Fund (a)	2,978,204	30,884
Core Plus Bond Fund I (a)	9,776,535	106,467
Diversified Real Asset Fund (a)	2,765,951	32,140
Global Diversified Income Fund (a)	3,164,090	42,272
High Yield Fund I (a)	1,948,288	21,431
Inflation Protection Fund (a)	11,117,814	88,387
International Emerging Markets Fund (a)	115,415	3,030
International Equity Index Fund (a)	308,363	3,303
International Fund I (a)	655,037	7,664
International Growth Fund (a)	1,201,312	10,836
International Value Fund I (a)	1,014,049	11,286
LargeCap Growth Fund (a),(b)	1,364,605	11,244
LargeCap Growth Fund I (a)	2,190,055	20,871
LargeCap S&P 500 Index Fund (a)	1,840,138	16,561
LargeCap Value Fund (a)	948,670	9,088
LargeCap Value Fund I (a)	1,593,334	17,288
MidCap Growth Fund III (a),(b)	409,082	4,447
MidCap Value Fund I (a)	331,069	4,423
Preferred Securities Fund (a)	1,951,704	19,380
Short-Term Income Fund (a)	6,668,554	80,423
SmallCap Growth Fund I (a),(b)	537,405	5,868
SmallCap Value Fund II (a)	555,368	5,415
	$ 661,981
TOTAL INVESTMENT COMPANIES	$ 661,981
Total Investments	$ 661,981
Other Assets in Excess of Liabilities, Net - 0.01%	$ 96
TOTAL NET ASSETS - 100.00%	$ 662,077

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 36,572
Unrealized Depreciation	(27,995)
Net Unrealized Appreciation (Depreciation)	$ 8,577
Cost for federal income tax purposes	$ 653,404
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	75 .30%
Domestic Equity Funds	14 .38%
International Equity Funds	5 .46%
Specialty Funds	4 .85%
Other Assets in Excess of Liabilities, Net	0 .01%
TOTAL NET ASSETS	100.00%

See accompanying notes

207

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	11,210,815	$ 120,908	134,408	$ 1,403	858,419	$ 8,938	10,486,804	$ 113,340
Bond Market Index Fund	3,017,691	30,859	157,513	1,636	197,000	2,071	2,978,204	30,424
Core Plus Bond Fund I	10,088,157	107,218	455,563	4,956	767,185	8,479	9,776,535	103,705
Diversified Real Asset Fund	2,842,271	29,669	100,113	1,144	176,433	1,991	2,765,951	28,872
Global Diversified Income Fund	3,182,389	33,424	162,055	2,146	180,354	2,390	3,164,090	33,185
High Yield Fund I	1,820,567	17,401	209,397	2,258	81,676	917	1,948,288	18,747
Inflation Protection Fund	10,273,587	94,195	844,227	6,750	—	—	11,117,814	100,945
International Emerging Markets Fund	120,562	2,817	6,187	166	11,334	299	115,415	2,684
International Equity Index Fund	313,668	3,015	15,658	164	20,963	219	308,363	2,962
International Fund I	648,036	8,299	31,241	362	24,240	279	655,037	8,384
International Growth Fund	1,237,422	14,922	17,603	158	53,713	478	1,201,312	14,633
International Value Fund I	943,862	8,680	113,774	1,215	43,587	478	1,014,049	9,418
LargeCap Growth Fund	1,402,360	9,494	35,785	296	73,540	597	1,364,605	9,193
LargeCap Growth Fund I	2,254,517	18,034	66,021	616	130,483	1,195	2,190,055	17,458
LargeCap S&P 500 Index Fund	1,862,646	17,604	68,942	608	91,450	797	1,840,138	17,438
LargeCap Value Fund	969,420	9,805	44,101	412	64,851	596	948,670	9,630
LargeCap Value Fund I	1,629,982	15,532	77,216	821	113,864	1,194	1,593,334	15,161
MidCap Growth Fund III	418,975	3,343	9,225	99	19,118	199	409,082	3,243
MidCap Value Fund I	335,256	3,404	11,328	148	15,515	199	331,069	3,353
Preferred Securities Fund	1,980,256	21,102	43,634	434	72,186	717	1,951,704	20,819
Real Estate Securities Fund	484,205	7,447	—	—	484,205	7,646	—	—
Short-Term Income Fund	6,079,622	72,711	588,932	7,103	—	—	6,668,554	79,814
SmallCap Growth Fund I	547,171	4,367	9,090	99	18,856	200	537,405	4,282
SmallCap Value Fund II	564,075	4,371	12,450	121	21,157	200	555,368	4,299

		$ 658,621		$ 33,115		$ 40,079		$ 651,989

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 1,494		$ (33)			$ —
Bond Market Index Fund		606			—			4
Core Plus Bond Fund I		3,623			10			1,333
Diversified Real Asset Fund		154			50			5
Global Diversified Income Fund		860			5			103
High Yield Fund I		1,538			5			267
Inflation Protection Fund		315			—			—
International Emerging Markets Fund		18			—			—
International Equity Index Fund		55			2			1
International Fund I		106			2			—
International Growth Fund		158			31			—
International Value Fund I		288			1			572
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		24			3			—
LargeCap S&P 500 Index Fund		214			23			—
LargeCap Value Fund		117			9			—
LargeCap Value Fund I		230			2			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		49			—			—
Preferred Securities Fund		359			—			72
Real Estate Securities Fund		—			199			—
Short-Term Income Fund		576			—			—
SmallCap Growth Fund I		—			16			—
SmallCap Value Fund II		22			7			—
	$ 10,806		$ 332			$ 2,357
All dollar amounts are shown in thousands (000's)

See accompanying notes

208

Schedule of Investments Real Estate Securities Fund January 31, 2011 (unaudited)

COMMON STOCKS - 98.76%	Shares Held Value (000's)			Maturity
Commercial Services - 1.01%				Amount
Corrections Corp of America (a)	687,300 $	17,052	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.26%			Investment in Joint Trading Account; Deutsche $	5,657	$ 5,657
Marriott International Inc/DE	232,645	9,187	Bank Repurchase Agreement; 0.21% dated
Starwood Hotels & Resorts Worldwide Inc	492,100	29,019	01/31/11 maturing 02/01/11 (collateralized by
	$ 38,206		Sovereign Agency Issues; $5,770,010; 0.00%
Real Estate - 1.40%			- 7.13%; dated 02/22/11 - 06/15/38)
CB Richard Ellis Group Inc (a)	451,723	10,024	Investment in Joint Trading Account; JP Morgan	2,121	2,121
Jones Lang LaSalle Inc	153,700	13,624	Repurchase Agreement; 0.18% dated
	$ 23,648		01/31/11 maturing 02/01/11 (collateralized by
REITS - 94.09%			US Treasury Notes; $2,163,754; 0.00%; dated
AMB Property Corp	471,870	15,831	06/23/11 - 07/21/11)
American Assets Trust Inc (a)	280,640	5,975	Investment in Joint Trading Account; Merrill	5,661	5,661
American Campus Communities Inc	814,180	26,331	Lynch Repurchase Agreement; 0.21% dated
Annaly Capital Management Inc	566,192	10,095	01/31/11 maturing 02/01/11 (collateralized by
Apartment Investment & Management Co	1,442,300	36,865	Sovereign Agency Issues; $5,774,136; 0.00%
AvalonBay Communities Inc	480,970	55,759	- 8.13%; dated 11/23/11 - 01/15/26)
Boston Properties Inc	1,138,331	107,424	Investment in Joint Trading Account; Morgan	2,758	2,758
Colonial Properties Trust	1,011,195	19,405	Stanley Repurchase Agreement; 0.21% dated
Digital Realty Trust Inc	963,217	52,399	01/31/11 maturing 02/01/11 (collateralized by
Douglas Emmett Inc	935,748	17,246	Sovereign Agency Issues; $2,812,881; 0.00%
DuPont Fabros Technology Inc	978,490	22,427	- 4.63%; dated 07/27/11 - 01/02/14)
Education Realty Trust Inc	1,044,850	8,150			$ 20,439
Entertainment Properties Trust	653,900	30,099	TOTAL REPURCHASE AGREEMENTS		$ 20,439
Equity Lifestyle Properties Inc	610,147	34,705	Total Investments		$ 1,699,886
Equity One Inc	813,300	15,168	Liabilities in Excess of Other Assets, Net - (0.66)%		$ (11,139)
Equity Residential	1,750,746	94,873	TOTAL NET ASSETS - 100.00%		$ 1,688,747
Essex Property Trust Inc	190,489	22,097
Federal Realty Investment Trust	747,758	60,142
General Growth Properties Inc	1,902,439	28,175	(a) Non-Income Producing Security
Glimcher Realty Trust	711,438	6,268
HCP Inc	1,243,231	46,112
Health Care REIT Inc	1,047,538	51,413	Unrealized Appreciation (Depreciation)
Hersha Hospitality Trust	2,000,577	13,184	The net federal income tax unrealized appreciation (depreciation) and federal tax
Highwoods Properties Inc	248,500	8,143	cost of investments held as of the period end were as follows:
Home Properties Inc	284,560	15,844
Host Hotels & Resorts Inc	4,032,888	74,649	Unrealized Appreciation		$ 415,635
Kimco Realty Corp	839,705	15,190	Unrealized Depreciation		(4,187)
LaSalle Hotel Properties	1,091,515	30,311	Net Unrealized Appreciation (Depreciation)		$ 411,448
Macerich Co/The	212,080	10,320	Cost for federal income tax purposes		$ 1,288,438
Mid-America Apartment Communities Inc	242,700	15,472	All dollar amounts are shown in thousands (000's)
ProLogis	5,889,388	87,870
PS Business Parks Inc	202,095	11,764	Portfolio Summary (unaudited)
Public Storage Inc	579,170	63,118	Sector		Percent
Ramco-Gershenson Properties Trust	746,730	9,603	Financial		97 .39%
Simon Property Group Inc	2,062,440	209,235	Consumer, Cyclical		2 .26%
SL Green Realty Corp	831,406	60,493	Consumer, Non-cyclical		1 .01%
Tanger Factory Outlet Centers	1,305,980	34,099	Liabilities in Excess of Other Assets, Net		(0 .66)%
Taubman Centers Inc	214,315	11,219
Ventas Inc	1,094,047	60,676	TOTAL NET ASSETS		100.00%
Vornado Realty Trust	1,030,903	90,812
	$ 1,588,961
TOTAL COMMON STOCKS	$ 1,667,867
CONVERTIBLE PREFERRED STOCKS -
0.69%	Shares Held Value (000's)
REITS - 0.69%
Digital Realty Trust Inc	351,300	11,580

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 11,580
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.21%	(000's)	Value (000's)
Banks - 1.21%
Investment in Joint Trading Account; Credit Suisse $ 4,243	$ 4,242
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $4,327,508; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)

See accompanying notes

209

		Schedule of Investments
		SAM Balanced Portfolio
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.03%
Diversified International Fund (a)	30,745,119 $	313,600
Equity Income Fund (a)	38,507,776	682,358
Global Diversified Income Fund (a)	5,056,421	67,554
Global Real Estate Securities Fund (a)	2,249,186	16,756
Government & High Quality Bond Fund (a)	38,649,710	427,079
High Yield Fund (a)	14,051,208	113,253
Income Fund (a)	42,412,537	402,919
Inflation Protection Fund (a)	3,238,458	25,746
International Emerging Markets Fund (a)	3,579,767	93,969
LargeCap Blend Fund II (a)	8,678,364	84,874
LargeCap Growth Fund (a),(b)	23,688,560	195,194
LargeCap Growth Fund II (a)	10,367,695	87,607
LargeCap Value Fund III (a)	19,090,062	199,300
MidCap Blend Fund (a)	6,487,223	88,680
MidCap Growth Fund III (a),(b)	3,093,706	33,629
Preferred Securities Fund (a)	8,754,275	86,930
Principal Capital Appreciation Fund (a)	6,256,918	248,525
Real Estate Securities Fund (a)	824,965	13,760
Short-Term Income Fund (a)	3,950,907	47,648
SmallCap Growth Fund I (a),(b)	7,981,116	87,154
SmallCap Value Fund (a)	4,171,402	63,489
	$ 3,380,024
TOTAL INVESTMENT COMPANIES	$ 3,380,024
Total Investments	$ 3,380,024
Liabilities in Excess of Other Assets, Net - (0.03)%	$ (921)
TOTAL NET ASSETS - 100.00%	$ 3,379,103

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 298,957
Unrealized Depreciation	(21,945)
Net Unrealized Appreciation (Depreciation)	$ 277,012
Cost for federal income tax purposes	$ 3,103,012
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52 .82%
Fixed Income Funds	34 .65%
International Equity Funds	12 .56%
Liabilities in Excess of Other Assets, Net	(0 .03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

210

Schedule of Investments
SAM Balanced Portfolio
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	13,376,527	$ 161,318	—	$ —	13,376,527	$ 161,200	—	$ —
Diversified International Fund	29,471,335	289,075	1,626,163	16,416	352,379	3,533	30,745,119	301,078
Equity Income Fund	31,334,087	496,061	7,493,819	127,412	320,130	5,580	38,507,776	617,200
Global Diversified Income Fund	—	—	5,088,082	67,625	31,661	421	5,056,421	67,197
Global Real Estate Securities Fund	—	—	2,249,186	16,488	—	—	2,249,186	16,488
Government & High Quality Bond	36,437,335	385,064	2,540,551	28,421	328,176	3,670	38,649,710	410,001
Fund
High Yield Fund	18,263,114	133,814	857,351	6,844	5,069,257	41,377	14,051,208	101,101
Income Fund	38,227,933	341,470	4,476,986	42,911	292,382	2,795	42,412,537	381,543
Inflation Protection Fund	—	—	3,238,458	26,298	—	—	3,238,458	26,298
International Emerging Markets Fund	3,109,359	69,886	492,464	13,009	22,056	579	3,579,767	82,303
LargeCap Blend Fund II	—	—	8,747,162	81,996	68,798	667	8,678,364	81,334
LargeCap Growth Fund	24,015,177	129,990	172,585	1,372	499,202	4,037	23,688,560	127,994
LargeCap Growth Fund II	23,290,408	169,371	200,255	1,665	13,122,968	105,863	10,367,695	61,815
LargeCap Value Fund III	26,937,564	255,822	437,886	4,465	8,285,388	81,720	19,090,062	174,405
MidCap Blend Fund	6,229,052	53,529	384,044	5,114	125,873	1,692	6,487,223	57,154
MidCap Growth Fund III	—	—	3,107,342	32,029	13,636	146	3,093,706	31,883
Money Market Fund	7,639	8	—	—	7,639	8	—	—
Preferred Securities Fund	12,585,559	105,752	302,926	3,009	4,134,210	41,406	8,754,275	69,444
Principal Capital Appreciation Fund	4,243,041	125,990	2,087,269	80,343	73,392	2,869	6,256,918	203,470
Real Estate Securities Fund	4,343,431	60,327	45,917	744	3,564,383	56,681	824,965	8,619
Short-Term Income Fund	3,805,517	43,716	145,390	1,756	—	—	3,950,907	45,472
SmallCap Growth Fund	8,000,223	38,675	—	—	8,000,223	62,996	—	—
SmallCap Growth Fund I	—	—	8,017,411	81,965	36,295	394	7,981,116	81,573
SmallCap Value Fund	4,205,694	64,971	37,032	568	71,324	1,059	4,171,402	64,297

		$ 2,924,839		$ 640,450		$ 578,693		$ 3,010,669

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (118)			$ —
Diversified International Fund		4,383			(880)			—
Equity Income Fund		5,460			(693)			—
Global Diversified Income Fund		1,183			(7)			131
Global Real Estate Securities Fund		133			—			19
Government & High Quality Bond Fund		4,847			186			—
High Yield Fund		3,121			1,820			1,621
Income Fund		5,940			(43)			—
Inflation Protection Fund		77			—			—
International Emerging Markets Fund		550			(13)			—
LargeCap Blend Fund II		672			5			—
LargeCap Growth Fund		—			669			—
LargeCap Growth Fund II		730			(3,358)			410
LargeCap Value Fund III		2,808			(4,162)			—
MidCap Blend Fund		1,278			203			2,972
MidCap Growth Fund III		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,674			2,089			343
Principal Capital Appreciation Fund		3,781			6			6,456
Real Estate Securities Fund		81			4,229			—
Short-Term Income Fund		355			—			—
SmallCap Growth Fund		—			24,321			—
SmallCap Growth Fund I		—			2			—
SmallCap Value Fund		568			(183)			—
	$ 37,641		$ 24,073			$ 11,952
All dollar amounts are shown in thousands (000's)

See accompanying notes

211

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.78%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.78%
Diversified International Fund (a)	5,437,578 $	55,463
Equity Income Fund (a)	5,728,426	101,508
Global Diversified Income Fund (a)	1,957,817	26,156
Global Real Estate Securities Fund (a)	466,999	3,479
Government & High Quality Bond Fund (a)	15,248,779	168,499
High Yield Fund (a)	4,730,513	38,128
Income Fund (a)	16,750,578	159,130
Inflation Protection Fund (a)	1,035,739	8,234
International Emerging Markets Fund (a)	597,405	15,682
LargeCap Blend Fund II (a)	2,235,242	21,861
LargeCap Growth Fund (a),(b)	4,504,299	37,115
LargeCap Growth Fund II (a)	1,106,489	9,350
LargeCap Value Fund III (a)	4,122,466	43,039
MidCap Blend Fund (a)	1,065,502	14,565
MidCap Growth Fund III (a),(b)	960,244	10,438
Preferred Securities Fund (a)	3,292,135	32,691
Principal Capital Appreciation Fund (a)	1,397,224	55,498
Real Estate Securities Fund (a)	153,299	2,557
Short-Term Income Fund (a)	3,572,455	43,084
SmallCap Growth Fund I (a),(b)	813,337	8,882
SmallCap Value Fund (a)	763,830	11,625
	$ 866,984
TOTAL INVESTMENT COMPANIES	$ 866,984
Total Investments	$ 866,984
Other Assets in Excess of Liabilities, Net - 0.22%	$ 1,948
TOTAL NET ASSETS - 100.00%	$ 868,932

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 64,716
Unrealized Depreciation	(3,956)
Net Unrealized Appreciation (Depreciation)	$ 60,760
Cost for federal income tax purposes	$ 806,224
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	54 .77%
Domestic Equity Funds	36 .42%
International Equity Funds	8 .59%
Other Assets in Excess of Liabilities, Net	0 .22%
TOTAL NET ASSETS	100.00%

See accompanying notes

212

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	2,545,676	$ 29,554	—	$ —	2,545,676	$ 30,691	—	$ —
Diversified International Fund	5,057,990	47,552	422,614	4,264	43,026	436	5,437,578	51,242
Equity Income Fund	5,044,965	79,937	720,179	12,259	36,718	644	5,728,426	91,457
Global Diversified Income Fund	—	—	1,957,817	26,119	—	—	1,957,817	26,119
Global Real Estate Securities Fund	—	—	466,999	3,421	—	—	466,999	3,421
Government & High Quality Bond	15,483,759	165,707	872,701	9,716	1,107,681	12,448	15,248,779	163,072
Fund
High Yield Fund	6,483,072	48,247	338,162	2,701	2,090,721	17,070	4,730,513	34,121
Income Fund	15,624,829	141,814	1,254,737	11,992	128,988	1,227	16,750,578	152,553
Inflation Protection Fund	—	—	1,041,077	8,458	5,338	42	1,035,739	8,414
International Emerging Markets Fund	587,746	11,592	14,641	391	4,982	131	597,405	11,852
LargeCap Blend Fund II	—	—	2,250,507	21,052	15,265	149	2,235,242	20,904
LargeCap Growth Fund	4,558,838	25,406	26,146	205	80,685	657	4,504,299	25,026
LargeCap Growth Fund II	4,348,369	29,736	14,818	123	3,256,698	26,272	1,106,489	6,037
LargeCap Value Fund III	4,403,748	41,443	162,308	1,657	443,590	4,406	4,122,466	38,363
MidCap Blend Fund	1,024,247	10,342	58,076	772	16,821	227	1,065,502	10,892
MidCap Growth Fund III	—	—	962,698	9,798	2,454	26	960,244	9,772
Money Market Fund	8,447	8	—	—	8,447	8	—	—
Preferred Securities Fund	3,115,324	25,725	194,640	1,935	17,829	177	3,292,135	27,480
Principal Capital Appreciation Fund	991,380	30,745	416,858	16,070	11,014	432	1,397,224	46,383
Real Estate Securities Fund	380,011	3,678	4,564	72	231,276	3,720	153,299	1,347
Short-Term Income Fund	3,424,975	39,880	176,879	2,135	29,399	355	3,572,455	41,658
SmallCap Growth Fund	1,385,718	6,960	—	—	1,385,718	10,906	—	—
SmallCap Growth Fund I	—	—	817,234	8,190	3,897	43	813,337	8,150
SmallCap Value Fund	747,673	10,212	24,148	364	7,991	121	763,830	10,437

		$ 748,538		$ 141,694		$ 110,188		$ 788,700

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 1,137			$ —
Diversified International Fund		777			(138)			—
Equity Income Fund		811			(95)			—
Global Diversified Income Fund		503			—			62
Global Real Estate Securities Fund		28			—			4
Government & High Quality Bond Fund		1,922			97			—
High Yield Fund		1,053			243			542
Income Fund		2,354			(26)			—
Inflation Protection Fund		26			(2)			—
International Emerging Markets Fund		91			—			—
LargeCap Blend Fund II		172			1			—
LargeCap Growth Fund		—			72			—
LargeCap Growth Fund II		79			2,450			44
LargeCap Value Fund III		600			(331)			—
MidCap Blend Fund		212			5			492
MidCap Growth Fund III		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		588			(3)			116
Principal Capital Appreciation Fund		832			—			1,421
Real Estate Securities Fund		16			1,317			—
Short-Term Income Fund		319			(2)			—
SmallCap Growth Fund		—			3,946			—
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund		103			(18)			—
	$ 10,486		$ 8,656			$ 2,681
All dollar amounts are shown in thousands (000's)

See accompanying notes

213

		Schedule of Investments
	SAM Conservative Growth Portfolio
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.13%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.13%
Diversified International Fund (a)	28,592,467 $	291,643
Diversified Real Asset Fund (a)	4,326,550	50,274
Equity Income Fund (a)	31,418,501	556,736
Global Real Estate Securities Fund (a)	3,240,178	24,139
Government & High Quality Bond Fund (a)	11,808,497	130,484
High Yield Fund (a)	6,808,381	54,876
Income Fund (a)	12,360,806	117,428
International Emerging Markets Fund (a)	2,890,511	75,876
LargeCap Blend Fund II (a)	7,447,685	72,838
LargeCap Growth Fund (a),(b)	17,636,438	145,324
LargeCap Growth Fund II (a)	9,920,218	83,826
LargeCap Value Fund III (a)	23,765,199	248,109
MidCap Blend Fund (a)	7,604,883	103,959
MidCap Growth Fund III (a),(b)	3,415,780	37,129
Money Market Fund (a)	344,137	344
Preferred Securities Fund (a)	2,400,136	23,833
Principal Capital Appreciation Fund (a)	5,548,536	220,388
Real Estate Securities Fund (a)	599,029	9,992
Short-Term Income Fund (a)	1,170,014	14,110
SmallCap Growth Fund (a),(b)	1,772,044	14,354
SmallCap Growth Fund I (a),(b)	8,722,156	95,246
SmallCap Value Fund (a)	3,569,974	54,335
	$ 2,425,243
TOTAL INVESTMENT COMPANIES	$ 2,425,243
Total Investments	$ 2,425,243
Liabilities in Excess of Other Assets, Net - (0.13)%	$ (3,092)
TOTAL NET ASSETS - 100.00%	$ 2,422,151

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 237,822
Unrealized Depreciation	(24,169)
Net Unrealized Appreciation (Depreciation)	$ 213,653
Cost for federal income tax purposes	$ 2,211,590
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	67 .79%
International Equity Funds	16 .17%
Fixed Income Funds	14 .09%
Specialty Funds	2 .08%
Liabilities in Excess of Other Assets, Net	(0 .13)%
TOTAL NET ASSETS	100.00%

See accompanying notes

214

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	12,004,481	$ 147,511	4,525	$ 53	12,009,006	$ 144,771	—	$ —
Diversified International Fund	26,018,362	269,341	3,155,113	31,331	581,008	5,844	28,592,467	293,283
Diversified Real Asset Fund	—	—	4,326,550	48,217	—	—	4,326,550	48,217
Equity Income Fund	28,046,699	445,612	3,916,110	66,746	544,308	9,474	31,418,501	501,773
Global Real Estate Securities Fund	—	—	3,240,178	23,756	—	—	3,240,178	23,756
Government & High Quality Bond	11,451,326	120,285	424,835	4,721	67,664	755	11,808,497	124,243
Fund
High Yield Fund	8,320,991	59,899	439,149	3,505	1,951,759	15,933	6,808,381	48,547
Income Fund	11,136,944	98,474	1,301,398	12,493	77,536	735	12,360,806	110,214
International Emerging Markets Fund	2,879,813	71,702	58,981	1,572	48,283	1,266	2,890,511	71,993
LargeCap Blend Fund II	—	—	7,595,910	70,958	148,225	1,439	7,447,685	69,535
LargeCap Growth Fund	20,089,492	112,839	35,874	286	2,488,928	19,906	17,636,438	97,577
LargeCap Growth Fund II	19,044,671	137,031	176,999	1,470	9,301,452	75,071	9,920,218	64,142
LargeCap Value Fund III	29,250,558	284,285	556,870	5,664	6,042,229	59,516	23,765,199	226,009
MidCap Blend Fund	7,339,768	64,061	449,098	5,983	183,983	2,475	7,604,883	67,724
MidCap Growth Fund III	—	—	3,467,851	34,561	52,071	560	3,415,780	34,039
Money Market Fund	191,086	191	153,051	153	—	—	344,137	344
Preferred Securities Fund	3,794,404	31,943	89,959	894	1,484,227	14,860	2,400,136	18,928
Principal Capital Appreciation Fund	4,332,975	131,555	1,327,939	51,291	112,378	4,403	5,548,536	178,461
Real Estate Securities Fund	3,574,967	52,136	3,800	61	2,979,738	47,301	599,029	7,357
Short-Term Income Fund	1,139,247	13,186	30,767	371	—	—	1,170,014	13,557
SmallCap Growth Fund	6,828,563	33,246	—	—	5,056,519	39,680	1,772,044	7,498
SmallCap Growth Fund I	—	—	8,781,157	90,516	59,001	642	8,722,156	89,874
SmallCap Value Fund	3,670,163	59,684	32,704	502	132,893	1,990	3,569,974	57,872

		$ 2,132,981		$ 455,104		$ 446,621		$ 2,154,943

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (2,793)			$ —
Diversified International Fund		4,098			(1,545)			—
Diversified Real Asset Fund		230			—			7
Equity Income Fund		4,459			(1,111)			—
Global Real Estate Securities Fund		191			—			27
Government & High Quality Bond Fund		1,483			(8)			—
High Yield Fund		1,494			1,076			783
Income Fund		1,742			(18)			—
International Emerging Markets Fund		444			(15)			—
LargeCap Blend Fund II		582			16			—
LargeCap Growth Fund		—			4,358			—
LargeCap Growth Fund II		705			712			398
LargeCap Value Fund III		3,513			(4,424)			—
MidCap Blend Fund		1,508			155			3,515
MidCap Growth Fund III		—			38			—
Money Market Fund		—			—			—
Preferred Securities Fund		470			951			97
Principal Capital Appreciation Fund		3,369			18			5,770
Real Estate Securities Fund		61			2,461			—
Short-Term Income Fund		106			—			—
SmallCap Growth Fund		—			13,932			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		492			(324)			—
	$ 24,947		$ 13,479			$ 10,597
All dollar amounts are shown in thousands (000's)

See accompanying notes

215

		Schedule of Investments
	SAM Flexible Income Portfolio
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.63%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.63%
Diversified International Fund (a)	2,993,036 $	30,529
Equity Income Fund (a)	5,213,992	92,392
Global Diversified Income Fund (a)	4,638,636	61,972
Global Real Estate Securities Fund (a)	1,365,179	10,171
Government & High Quality Bond Fund (a)	21,441,663	236,930
High Yield Fund (a)	6,985,803	56,306
Income Fund (a)	24,701,105	234,660
International Emerging Markets Fund (a)	380,608	9,991
LargeCap Blend Fund II (a)	1,552,300	15,181
LargeCap Growth Fund (a),(b)	1,309,762	10,792
LargeCap Growth Fund II (a)	1,246,113	10,530
LargeCap Value Fund III (a)	3,557,157	37,137
MidCap Blend Fund (a)	1,151,576	15,742
Preferred Securities Fund (a)	6,484,514	64,391
Principal Capital Appreciation Fund (a)	366,973	14,576
Real Estate Securities Fund (a)	989,844	16,511
Short-Term Income Fund (a)	6,596,005	79,548
SmallCap Growth Fund I (a),(b)	286,243	3,126
SmallCap Value Fund (a)	407,119	6,196
	$ 1,006,681
TOTAL INVESTMENT COMPANIES	$ 1,006,681
Total Investments	$ 1,006,681
Other Assets in Excess of Liabilities, Net - 0.37%	$ 3,786
TOTAL NET ASSETS - 100.00%	$ 1,010,467

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 69,352
Unrealized Depreciation	(3,673)
Net Unrealized Appreciation (Depreciation)	$ 65,679
Cost for federal income tax purposes	$ 941,002
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	72 .61%
Domestic Equity Funds	22 .00%
International Equity Funds	5 .02%
Other Assets in Excess of Liabilities, Net	0 .37%
TOTAL NET ASSETS	100.00%

See accompanying notes

216

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	1,899,634	$ 19,862	—	$ —	1,899,634	$ 22,912	—	$ —
Diversified International Fund	3,978,901	44,164	69,381	702	1,055,246	10,585	2,993,036	28,151
Equity Income Fund	4,043,722	60,130	1,223,819	20,770	53,549	929	5,213,992	79,943
Global Diversified Income Fund	—	—	4,665,365	62,266	26,729	353	4,638,636	61,905
Global Real Estate Securities Fund	—	—	1,371,692	9,901	6,513	48	1,365,179	9,852
Government & High Quality Bond	21,026,091	224,454	1,281,765	14,235	866,193	9,725	21,441,663	229,336
Fund
High Yield Fund	9,447,743	67,855	552,545	4,427	3,014,485	24,606	6,985,803	48,754
Income Fund	22,444,813	201,892	2,434,144	23,262	177,852	1,689	24,701,105	223,427
International Emerging Markets Fund	375,974	9,129	7,889	210	3,255	86	380,608	9,225
LargeCap Blend Fund II	—	—	1,561,918	14,621	9,618	91	1,552,300	14,530
LargeCap Growth Fund	2,879,800	14,829	—	—	1,570,038	12,423	1,309,762	6,160
LargeCap Growth Fund II	2,711,017	17,990	16,692	138	1,481,596	11,901	1,246,113	6,996
LargeCap Value Fund III	5,214,852	47,459	105,939	1,082	1,763,634	17,482	3,557,157	30,766
MidCap Blend Fund	1,113,186	9,857	57,274	762	18,884	253	1,151,576	10,377
Money Market Fund	9,787	10	—	—	9,787	10	—	—
Preferred Securities Fund	6,143,774	49,403	396,349	3,939	55,609	552	6,484,514	52,781
Principal Capital Appreciation Fund	270,053	6,828	100,282	3,905	3,362	132	366,973	10,601
Real Estate Securities Fund	714,613	9,204	280,407	4,497	5,176	84	989,844	13,615
Short-Term Income Fund	6,735,762	78,381	343,663	4,148	483,420	5,865	6,596,005	76,821
SmallCap Growth Fund	940,455	4,295	—	—	940,455	7,405	—	—
SmallCap Growth Fund I	—	—	286,243	2,869	—	—	286,243	2,869
SmallCap Value Fund	548,198	7,781	3,612	55	144,691	2,097	407,119	5,354

		$ 873,523		$ 171,789		$ 129,228		$ 921,463

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 3,050			$ —
Diversified International Fund		430			(6,130)			—
Equity Income Fund		742			(28)			—
Global Diversified Income Fund		1,179			(8)			139
Global Real Estate Securities Fund		80			(1)			12
Government & High Quality Bond Fund		2,668			372			—
High Yield Fund		1,557			1,078			805
Income Fund		3,429			(38)			—
International Emerging Markets Fund		58			(28)			—
LargeCap Blend Fund II		119			—			—
LargeCap Growth Fund		—			3,754			—
LargeCap Growth Fund II		89			769			50
LargeCap Value Fund III		521			(293)			—
MidCap Blend Fund		229			11			533
Money Market Fund		—			—			—
Preferred Securities Fund		1,157			(9)			227
Principal Capital Appreciation Fund		214			—			365
Real Estate Securities Fund		101			(2)			—
Short-Term Income Fund		591			157			—
SmallCap Growth Fund		—			3,110			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		55			(385)			—
	$ 13,219		$ 5,379			$ 2,131
All dollar amounts are shown in thousands (000's)

See accompanying notes

217

		Schedule of Investments
	SAM Strategic Growth Portfolio
		January 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.21%
Diversified International Fund (a)	20,568,766 $	209,802
Equity Income Fund (a)	20,059,269	355,450
Global Real Estate Securities Fund (a)	4,245,915	31,632
Government & High Quality Bond Fund (a)	656,645	7,256
International Emerging Markets Fund (a)	2,714,819	71,264
LargeCap Blend Fund II (a)	7,953,751	77,788
LargeCap Growth Fund (a),(b)	14,852,489	122,385
LargeCap Growth Fund II (a)	7,352,207	62,126
LargeCap Value Fund III (a)	12,979,893	135,510
MidCap Blend Fund (a)	5,424,587	74,154
MidCap Growth Fund III (a),(b)	5,333,637	57,977
Principal Capital Appreciation Fund (a)	5,155,130	204,762
Real Estate Securities Fund (a)	689,568	11,502
Short-Term Income Fund (a)	23	—
SmallCap Growth Fund I (a),(b)	7,025,402	76,717
SmallCap Value Fund (a)	2,664,865	40,559
SmallCap Value Fund II (a)	1,626,168	15,855
	$ 1,554,739
TOTAL INVESTMENT COMPANIES	$ 1,554,739
Total Investments	$ 1,554,739
Liabilities in Excess of Other Assets, Net - (0.21)%	$ (3,200)
TOTAL NET ASSETS - 100.00%	$ 1,551,539

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 140,414
Unrealized Depreciation	(23,613)
Net Unrealized Appreciation (Depreciation)	$ 116,801
Cost for federal income tax purposes	$ 1,437,938
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79 .59%
International Equity Funds	20 .15%
Fixed Income Funds	0 .47%
Liabilities in Excess of Other Assets, Net	(0 .21)%
TOTAL NET ASSETS	100.00%

See accompanying notes

218

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2011 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	10,694,836	$ 139,798	2,348	$ 28	10,697,184	$ 128,956	—	$ —
Diversified International Fund	19,719,747	204,453	1,202,136	12,151	353,117	3,543	20,568,766	211,887
Equity Income Fund	18,693,092	305,244	1,637,085	28,118	270,908	4,699	20,059,269	327,901
Global Real Estate Securities Fund	—	—	4,289,643	30,904	43,728	322	4,245,915	30,577
Government & High Quality Bond	—	—	667,491	7,490	10,846	120	656,645	7,368
Fund
High Yield Fund	7,616,428	56,212	55,778	455	7,672,206	62,601	—	—
International Emerging Markets Fund	2,016,079	45,506	721,492	18,839	22,752	600	2,714,819	63,732
LargeCap Blend Fund II	—	—	8,062,754	74,173	109,003	1,053	7,953,751	73,129
LargeCap Growth Fund	13,669,369	79,029	1,439,258	11,371	256,138	2,103	14,852,489	88,344
LargeCap Growth Fund II	12,887,836	94,574	166,338	1,380	5,701,967	46,353	7,352,207	47,681
LargeCap Value Fund III	21,187,285	201,366	293,449	2,985	8,500,841	84,216	12,979,893	117,038
MidCap Blend Fund	5,218,779	46,408	317,518	4,230	111,710	1,504	5,424,587	49,340
MidCap Growth Fund III	—	—	5,384,579	54,837	50,942	545	5,333,637	54,297
Money Market Fund	23,392	23	—	—	23,392	23	—	—
Principal Capital Appreciation Fund	3,128,190	96,315	2,066,194	79,956	39,254	1,543	5,155,130	174,728
Real Estate Securities Fund	2,567,452	37,695	23,345	373	1,901,229	30,114	689,568	8,673
Short-Term Income Fund	6,590	73	17	—	6,584	80	23	—
SmallCap Growth Fund	5,310,965	27,976	—	—	5,310,965	41,757	—	—
SmallCap Growth Fund I	—	—	7,094,504	73,203	69,102	752	7,025,402	72,454
SmallCap Value Fund	2,721,532	44,728	36,716	565	93,383	1,381	2,664,865	43,666
SmallCap Value Fund II	—	—	1,644,875	14,822	18,707	180	1,626,168	14,645

		$ 1,379,400		$ 415,880		$ 412,445		$ 1,385,460

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (10,870)			$ —
Diversified International Fund		2,939			(1,174)			—
Equity Income Fund		2,838			(762)			—
Global Real Estate Securities Fund		216			(5)			25
Government & High Quality Bond Fund		68			(2)			—
High Yield Fund		202			5,934			—
International Emerging Markets Fund		417			(13)			—
LargeCap Blend Fund II		618			9			—
LargeCap Growth Fund		—			47			—
LargeCap Growth Fund II		518			(1,920)			350
LargeCap Value Fund III		1,911			(3,097)			—
MidCap Blend Fund		1,066			206			2,487
MidCap Growth Fund III		—			5			—
Money Market Fund		—			—			—
Principal Capital Appreciation Fund		3,066			—			4,739
Real Estate Securities Fund		70			719			—
Short-Term Income Fund		—			7			—
SmallCap Growth Fund		—			13,781			—
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund		361			(246)			—
SmallCap Value Fund II		64			3			—
	$ 14,354		$ 2,625			$ 7,601
All dollar amounts are shown in thousands (000's)

See accompanying notes

219

Schedule of Investments
Short-Term Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 96.17%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.27%			Banks (continued)
General Dynamics Corp			Wachovia Corp
1.80%, 07/15/2011	$ 2,600	$ 2,620	5.35%, 03/15/2011	$ 600	$ 604
			Wells Fargo & Co
Automobile Asset Backed Securities - 0.18%			3.63%, 04/15/2015	5,850	6,111
Bank of America Auto Trust			4.38%, 01/31/2013	5,500	5,824
2.67%, 07/15/2013(a)	235	238	Westpac Banking Corp
Ford Credit Auto Lease Trust			2.25%, 11/19/2012	6,950	7,083
1.04%, 03/15/2013(a)	154	154	3.00%, 08/04/2015	8,000	8,012
Ford Credit Auto Owner Trust					$ 189,098
3.96%, 04/15/2012	107	108	Beverages - 0.15%
5.47%, 09/15/2012(b)	350	358	PepsiCo Inc/NC
Nissan Auto Lease Trust			3.10%, 01/15/2015	1,350	1,412
1.39%, 01/15/2016	625	628
Nissan Auto Receivables Owner Trust			Chemicals - 4.08%
4.28%, 07/15/2013	207	211	Air Products & Chemicals Inc
		$ 1,697	4.15%, 02/01/2013	1,750	1,835
Automobile Floor Plan Asset Backed Securities - 0.02%			Airgas Inc
Nissan Master Owner Trust Receivables			3.25%, 10/01/2015	12,000	11,969
1.41%, 01/15/2015(a),(b)	230	233	Dow Chemical Co/The
			7.60%, 05/15/2014	8,000	9,295
Banks - 19.64%			EI du Pont de Nemours & Co
American Express Bank FSB			3.25%, 01/15/2015	3,150	3,290
5.50%, 04/16/2013	4,150	4,463	5.00%, 07/15/2013	2,500	2,727
Bank of America Corp			PPG Industries Inc
4.50%, 04/01/2015	5,250	5,449	5.75%, 03/15/2013	7,500	8,124
4.88%, 01/15/2013	5,000	5,269	Praxair Inc
6.25%, 04/15/2012	2,750	2,910	1.75%, 11/15/2012	2,000	2,028
Bank of New York Mellon Corp/The					$ 39,268
2.95%, 06/18/2015	13,060	13,358	Commercial Services - 0.68%
Barclays Bank PLC			Western Union Co/The
2.50%, 01/23/2013	2,100	2,132	5.40%, 11/17/2011	5,000	5,183
5.20%, 07/10/2014	6,000	6,514	Yale University
Citigroup Inc			2.90%, 10/15/2014	1,330	1,382
5.50%, 08/27/2012	3,050	3,231			$ 6,565
5.50%, 04/11/2013	750	803	Computers - 1.77%
6.00%, 12/13/2013	10,000	10,966	Hewlett-Packard Co
6.50%, 08/19/2013	4,000	4,407	1.25%, 09/13/2013	7,500	7,492
Commonwealth Bank of Australia			4.25%, 02/24/2012	4,000	4,153
3.75%, 10/15/2014(a)	12,500	13,101	International Business Machines Corp
Goldman Sachs Group Inc/The			2.10%, 05/06/2013	5,250	5,378
3.70%, 08/01/2015	3,000	3,050			$ 17,023
5.25%, 10/15/2013	5,000	5,416	Diversified Financial Services - 12.00%
6.00%, 05/01/2014	6,000	6,671	American Express Credit Corp
JP Morgan Chase & Co			2.75%, 09/15/2015	4,000	3,928
2.20%, 06/15/2012	5,000	5,106	5.88%, 05/02/2013	7,000	7,608
3.70%, 01/20/2015	8,400	8,727	American Honda Finance Corp
5.38%, 10/01/2012	5,250	5,627	1.63%, 09/20/2013(a)	4,500	4,520
5.60%, 06/01/2011	600	610	2.38%, 03/18/2013(a)	800	813
Lloyds TSB Bank PLC			4.63%, 04/02/2013(a)	7,500	7,978
4.88%, 01/21/2016	8,000	8,007	BlackRock Inc
Morgan Stanley			2.25%, 12/10/2012	6,250	6,387
1.95%, 06/20/2012	4,500	4,585	Caterpillar Financial Services Corp
2.88%, 01/24/2014	8,000	8,028	4.85%, 12/07/2012	2,500	2,678
3.45%, 11/02/2015	1,500	1,473	Countrywide Financial Corp
4.00%, 07/24/2015	1,000	1,015	5.80%, 06/07/2012	4,375	4,608
5.63%, 01/09/2012	4,500	4,698	ERAC USA Finance LLC
6.00%, 05/13/2014	2,500	2,735	2.75%, 07/01/2013(a)	6,250	6,364
6.00%, 04/28/2015	4,500	4,874	5.60%, 05/01/2015(a)	3,750	4,111
PNC Funding Corp			5.80%, 10/15/2012(a)	5,250	5,619
3.00%, 05/19/2014	500	512	FMR LLC
Regions Bank/Birmingham AL			4.75%, 03/01/2013(a)	11,500	12,067
3.25%, 12/09/2011	3,500	3,587	Franklin Resources Inc
Santander US Debt SA Unipersonal			2.00%, 05/20/2013	7,500	7,594
2.49%, 01/18/2013(a)	4,750	4,623
			General Electric Capital Corp
US Bancorp			2.80%, 01/08/2013	3,000	3,079
1.13%, 10/30/2013	1,000	993	3.50%, 06/29/2015	3,500	3,581
1.38%, 09/13/2013	7,750	7,762	3.75%, 11/14/2014	750	783
2.00%, 06/14/2013	750	762	4.80%, 05/01/2013	575	614
			5.25%, 10/19/2012	750	800

See accompanying notes

220

Schedule of Investments
Short-Term Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Home Equity Asset Backed Securities (continued)
General Electric Capital Corp (continued)			Bayview Financial Acquisition Trust
5.72%, 08/22/2011	$ 5,000 $	5,120	0.49%, 11/28/2036(b)	$ 294 $	271
Jefferies Group Inc			6.04%, 11/28/2036	4,393	4,404
3.88%, 11/09/2015	1,000	1,001	Home Equity Asset Trust
5.88%, 06/08/2014	5,500	5,918	0.69%, 10/25/2035(b)	3,086	3,073
MassMutual Global Funding II			Mastr Asset Backed Securities Trust
2.30%, 09/28/2015(a)	6,500	6,346	0.32%, 11/25/2036(b)	78	78
PACCAR Financial Corp			New Century Home Equity Loan Trust
1.95%, 12/17/2012	7,250	7,396	0.74%, 07/25/2035(b)	8,000	6,908
2.05%, 06/17/2013	5,750	5,869	4.76%, 11/25/2033	135	133
Toyota Motor Credit Corp			Residential Asset Securities Corp
3.20%, 06/17/2015	750	776	4.47%, 03/25/2032	641	644
	$ 115,558		4.59%, 08/25/2031	82	81
Electric - 3.81%				$ 35,629
Commonwealth Edison Co			Insurance - 6.50%
4.70%, 04/15/2015	1,500	1,624	Aspen Insurance Holdings Ltd
5.40%, 12/15/2011	4,500	4,680	6.00%, 08/15/2014	4,000	4,307
7.50%, 07/01/2013	1,750	1,997	Berkshire Hathaway Finance Corp
Duke Energy Ohio Inc			1.50%, 01/10/2014	4,500	4,510
2.10%, 06/15/2013	2,250	2,296	Berkshire Hathaway Inc
LG&E and KU Energy LLC			0.72%, 02/11/2013(b)	1,260	1,267
2.13%, 11/15/2015(a)	2,500	2,413	2.13%, 02/11/2013	7,750	7,933
Nisource Finance Corp			3.20%, 02/11/2015	600	620
6.15%, 03/01/2013	4,250	4,624	Fidelity National Financial Inc
Oncor Electric Delivery Co LLC			7.30%, 08/15/2011	4,250	4,360
5.95%, 09/01/2013	8,750	9,679	MetLife Inc
6.38%, 05/01/2012	3,000	3,185	2.38%, 02/06/2014	5,500	5,571
Virginia Electric and Power Co			Metropolitan Life Global Funding I
5.10%, 11/30/2012	5,750	6,168	2.50%, 01/11/2013(a)	850	868
	$ 36,666		2.88%, 09/17/2012(a)	1,500	1,536
Environmental Control - 0.31%			5.13%, 04/10/2013(a)	2,000	2,151
Allied Waste North America Inc			5.13%, 06/10/2014(a)	5,000	5,458
5.75%, 02/15/2011	3,000	3,004	New York Life Global Funding
			2.25%, 12/14/2012(a)	5,250	5,377
Finance - Mortgage Loan/Banker - 3.12%			3.00%, 05/04/2015(a)	3,750	3,831
Fannie Mae			4.65%, 05/09/2013(a)	3,250	3,491
0.75%, 12/18/2013	8,000	7,909	5.25%, 10/16/2012(a)	4,500	4,830
1.00%, 04/04/2012	10,000	10,070	Prudential Financial Inc
Federal Home Loan Banks			3.63%, 09/17/2012	4,250	4,408
1.63%, 07/27/2011	4,000	4,027	4.50%, 07/15/2013	1,000	1,061
Freddie Mac			5.15%, 01/15/2013	950	1,012
1.13%, 07/27/2012	8,000	8,076		$ 62,591
	$ 30,082		Iron & Steel - 0.92%
Food - 1.01%			Nucor Corp
Corn Products International Inc			5.00%, 12/01/2012	8,300	8,879
3.20%, 11/01/2015	6,500	6,554
General Mills Inc			Manufactured Housing Asset Backed Securities - 0.01%
8.02%, 02/05/2013	650	729	Green Tree Financial Corp
Sara Lee Corp			7.70%, 09/15/2026	120	113
2.75%, 09/15/2015	2,500	2,461
	$ 9,744		Media - 1.04%
Gas - 0.77%			DirecTV Holdings LLC / DirecTV Financing Co
Florida Gas Transmission Co LLC			Inc
4.00%, 07/15/2015(a)	2,500	2,581	6.38%, 06/15/2015	1,750	1,809
Sempra Energy			Time Warner Cable Inc
6.00%, 02/01/2013	4,500	4,867	5.40%, 07/02/2012	3,500	3,706
	$ 7,448		Walt Disney Co/The
Healthcare - Services - 0.47%			4.70%, 12/01/2012	4,250	4,547
UnitedHealth Group Inc				$ 10,062
4.88%, 02/15/2013	4,250	4,541	Mining - 1.15%
			Anglo American Capital PLC
Home Equity Asset Backed Securities - 3.70%			2.15%, 09/27/2013(a)	6,500	6,574
ACE Securities Corp			Vulcan Materials Co
0.60%, 05/25/2035(b)	6,981	6,443	5.60%, 11/30/2012	4,250	4,461
0.71%, 04/25/2035(b)	8,252	8,125		$ 11,035
Aegis Asset Backed Securities Trust			Miscellaneous Manufacturing - 0.81%
0.74%, 03/25/2035(b)	5,531	5,469	Cargill Inc
			5.20%, 01/22/2013(a)	7,250	7,805

See accompanying notes

221

Schedule of Investments
Short-Term Income Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities - 12.11%			Mortgage Backed Securities (continued)
Banc of America Alternative Loan Trust			WaMu Mortgage Pass Through Certificates
5.00%, 12/25/2018	$ 2,215 $	2,286	0.51%, 11/25/2045(b)	$ 9 $	9
Banc of America Funding Corp			Wells Fargo Mortgage Backed Securities Trust
0.34%, 07/20/2036(b)	1,363	1,363	4.50%, 08/25/2018	1,636	1,705
5.00%, 06/25/2035(b)	2,882	2,886	4.75%, 11/25/2018	1,164	1,201
Banc of America Mortgage Securities Inc			4.75%, 12/25/2018	889	904
4.75%, 02/25/2035	2,229	2,229	5.00%, 11/25/2020	327	345
5.00%, 02/25/2020	4,369	4,470	5.50%, 05/25/2035	4,196	4,251
5.00%, 08/25/2020	2,214	2,297	5.75%, 10/25/2036(b)	406	405
5.00%, 05/25/2034	2,328	2,344		$ 116,579
5.25%, 10/25/2034	1,754	1,779	Oil & Gas - 3.41%
BCAP LLC Trust			BP Capital Markets PLC
5.25%, 06/26/2037(a)	2,355	2,378	3.13%, 10/01/2015	4,000	4,053
Bear Stearns Alt-A Trust			3.63%, 05/08/2014	6,000	6,288
0.54%, 07/25/2035(b)	24	13	5.25%, 11/07/2013	8,000	8,632
Bear Stearns Commercial Mortgage Securities			Husky Energy Inc
7.00%, 05/20/2030	275	286	5.90%, 06/15/2014	1,000	1,107
Chase Mortgage Finance Corp			Petrobras International Finance Co - Pifco
5.00%, 03/25/2018	1,114	1,155	3.88%, 01/27/2016	4,000	4,038
5.50%, 05/25/2035	974	966	Shell International Finance BV
Citicorp Mortgage Securities Inc			3.10%, 06/28/2015	4,250	4,385
4.50%, 09/25/2034(b)	2,966	2,971	Total Capital SA
5.25%, 02/25/2035	2,549	2,587	3.00%, 06/24/2015	4,250	4,362
Countrywide Alternative Loan Trust				$ 32,865
6.00%, 02/25/2017	2,051	2,102	Oil & Gas Services - 0.56%
Countrywide Asset-Backed Certificates			Smith International Inc
0.54%, 11/25/2035(b)	48	46	8.63%, 03/15/2014	4,500	5,382
Countrywide Home Loan Mortgage Pass Through
Trust			Other Asset Backed Securities - 2.31%
4.50%, 08/25/2033	2,070	2,093	Ameriquest Mortgage Securities Inc
4.75%, 01/25/2019	1,975	1,971	0.46%, 08/25/2035(b)	1,954	1,886
4.75%, 01/25/2019	3,349	3,416	Carrington Mortgage Loan Trust
4.75%, 08/25/2034	78	78	0.54%, 12/25/2035(b)	475	444
5.00%, 11/25/2018	6,032	6,221	Countrywide Asset-Backed Certificates
5.00%, 09/25/2019	1,709	1,773	0.33%, 05/25/2028(b)	1,961	1,935
5.00%, 06/25/2034	3,343	3,396	0.66%, 08/25/2034(b)	1,539	1,508
5.00%, 08/25/2034	2,920	2,947	0.91%, 12/25/2034(b)	7,844	7,698
5.25%, 10/25/2034	1,639	1,642	First Franklin Mortgage Loan Asset Backed
Credit Suisse First Boston Mortgage Securities			Certificates
Corp			0.54%, 10/25/2035(b)	7,153	6,992
0.00%, 09/25/2019(c)	422	422	Marriott Vacation Club Owner Trust
5.00%, 10/25/2019	3,123	3,104	5.81%, 10/20/2029(a)	118	124
Fannie Mae			Merrill Lynch First Franklin Mortgage Loan Trust
0.51%, 03/25/2035(b)	54	54	0.96%, 10/25/2037(b)	1,644	1,612
0.56%, 02/25/2032(b)	76	76		$ 22,199
5.00%, 11/25/2035	1,563	1,667	Pharmaceuticals - 2.05%
6.00%, 02/25/2031	7,811	7,947	Abbott Laboratories
Freddie Mac			2.70%, 05/27/2015	8,500	8,702
0.66%, 07/15/2023(b)	356	355
0.71%, 06/15/2023(b)	155	155	Novartis Capital Corp
			1.90%, 04/24/2013	900	919
6.00%, 09/15/2029	3,195	3,244	2.90%, 04/24/2015	4,500	4,638
Ginnie Mae			Pfizer Inc
4.50%, 08/20/2032	695	729	4.45%, 03/15/2012	5,250	5,474
GMAC Mortgage Corp Loan Trust				$ 19,733
5.25%, 07/25/2034	552	573	Pipelines - 0.97%
GSR Mortgage Loan Trust			Enterprise Products Operating LLC
0.56%, 03/25/2035(b)	3,542	3,489
			3.70%, 06/01/2015	4,750	4,915
5.00%, 08/25/2019	3,351	3,442	Plains All American Pipeline LP / PAA Finance
JP Morgan Mortgage Trust			Corp
5.00%, 09/25/2034	1,246	1,289	3.95%, 09/15/2015	4,250	4,389
MASTR Asset Securitization Trust
0.76%, 01/25/2034(b)	536	530		$ 9,304
5.25%, 12/25/2033	12,577	13,075	Publicly Traded Investment Fund - 0.08%
Residential Accredit Loans Inc			CDP Financial Inc
			3.00%, 11/25/2014(a)	750	766
5.00%, 12/26/2018	7,265	7,401
5.00%, 03/25/2019	3,522	3,567
6.00%, 11/25/2032	375	382	Real Estate - 1.33%
			WCI Finance LLC / WEA Finance LLC
Structured Asset Securities Corp			5.40%, 10/01/2012(a)	6,000	6,365
5.50%, 12/25/2033	564	563

See accompanying notes

222

Schedule of Investments Short-Term Income Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Real Estate (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
WT Finance Aust Pty Ltd / Westfield Capital /			6.00%, 04/01/2017(d)	$ 116	$ 127
WEA Finance LLC			6.00%, 05/01/2017(d)	215	235
5.13%, 11/15/2014(a)	$ 6,000	$ 6,480	6.50%, 12/01/2015(d)	10	11
		$ 12,845	7.00%, 12/01/2022(d)	142	160
REITS - 7.08%			7.50%, 12/01/2029(d)	3	3
Arden Realty LP			9.50%, 08/01/2016(d)	7	7
5.25%, 03/01/2015	6,000	6,319			$ 7,645
AvalonBay Communities Inc			Federal National Mortgage Association (FNMA) - 0.40%
5.50%, 01/15/2012	8,500	8,820	2.30%, 11/01/2022(b),(d)	3	3
Duke Realty LP			2.35%, 12/01/2032(b),(d)	117	122
6.25%, 05/15/2013	6,750	7,257	2.54%, 11/01/2032(b),(d)	114	120
ERP Operating LP			2.54%, 01/01/2035(b),(d)	80	84
5.50%, 10/01/2012	4,000	4,277	2.54%, 02/01/2037(b),(d)	284	299
6.63%, 03/15/2012	7,000	7,417	2.56%, 10/01/2035(b),(d)	550	578
HCP Inc			2.60%, 07/01/2034(b),(d)	106	112
2.70%, 02/01/2014	1,600	1,612	2.69%, 08/01/2034(b),(d)	152	160
Health Care REIT Inc			2.72%, 07/01/2034(b),(d)	305	321
5.88%, 05/15/2015	5,500	6,015	2.76%, 02/01/2035(b),(d)	52	55
6.00%, 11/15/2013	8,000	8,766	2.86%, 01/01/2035(b),(d)	262	271
Healthcare Realty Trust Inc			3.79%, 01/01/2019(b),(d)	6	6
5.13%, 04/01/2014	3,250	3,433	4.00%, 05/01/2019(d)	1,448	1,502
Nationwide Health Properties Inc			4.52%, 11/01/2035(b),(d)	22	22
6.25%, 02/01/2013	5,500	5,888	5.61%, 04/01/2019(b),(d)	7	7
6.50%, 07/15/2011	5,000	5,119	6.00%, 07/01/2028(d)	48	53
8.25%, 07/01/2012	3,000	3,212	6.50%, 01/01/2012(d)	7	7
		$ 68,135	6.50%, 01/01/2014(d)	39	42
Retail - 0.97%			7.50%, 10/01/2029(d)	12	14
Wal-Mart Stores Inc			8.00%, 05/01/2027(d)	5	5
1.50%, 10/25/2015	4,000	3,843	8.50%, 11/01/2017(d)	13	14
2.88%, 04/01/2015	1,750	1,794	8.50%, 05/01/2022(d)	27	27
3.20%, 05/15/2014	3,500	3,667	10.00%, 05/01/2022(d)	7	8
		$ 9,304			$ 3,832
Savings & Loans - 0.00%			Government National Mortgage Association (GNMA) - 0.01%
Washington Mutual Bank / Henderson NV			8.00%, 03/15/2012	1	1
0.00%, 01/15/2013(c)	1,200	2	9.00%, 04/20/2025	3	3
			10.00%, 01/15/2019	51	59
Software - 0.22%			11.00%, 10/15/2015	12	14
Microsoft Corp			11.00%, 11/15/2015	3	3
2.95%, 06/01/2014	2,000	2,086	11.00%, 11/15/2015	12	14
					$ 94
Student Loan Asset Backed Securities - 0.06%			U.S. Treasury - 0.17%
SLM Student Loan Trust			1.00%, 12/31/2011(e)	1,604	1,615
1.40%, 10/25/2016(b)	524	530
			TOTAL U.S. GOVERNMENT &
Telecommunications - 1.62%			GOVERNMENT AGENCY OBLIGATIONS		$ 13,186
AT&T Inc				Maturity
2.50%, 08/15/2015	4,000	3,992		Amount
4.95%, 01/15/2013	4,250	4,563	REPURCHASE AGREEMENTS - 1.75%	(000's)	Value (000's)
Verizon New Jersey Inc			Banks - 1.75%
5.88%, 01/17/2012	6,750	7,071	Investment in Joint Trading Account; Credit Suisse $	3,506	$ 3,506
		$ 15,626	Repurchase Agreement; 0.21% dated
Textiles - 0.52%			01/31/11 maturing 02/01/11 (collateralized by
Mohawk Industries Inc			US Treasury Notes; $3,575,927; 0.88% -
7.20%, 04/15/2012	4,750	4,993	5.13%; dated 05/31/11 - 05/15/16)
			Investment in Joint Trading Account; Deutsche	4,674	4,674
Transportation - 0.47%			Bank Repurchase Agreement; 0.21% dated
United Parcel Service Inc			01/31/11 maturing 02/01/11 (collateralized by
4.50%, 01/15/2013	4,250	4,539	Sovereign Agency Issues; $4,767,902; 0.00%
			- 7.13%; dated 02/22/11 - 06/15/38)
TOTAL BONDS		$ 925,961	Investment in Joint Trading Account; JP Morgan	1,753	1,753
	Principal		Repurchase Agreement; 0.18% dated
U.S. GOVERNMENT & GOVERNMENT	Amount		01/31/11 maturing 02/01/11 (collateralized by
AGENCY OBLIGATIONS - 1.37%	(000's)	Value (000's)	US Treasury Notes; $1,787,963; 0.00%; dated
Federal Home Loan Mortgage Corporation (FHLMC) - 0.79%			06/23/11 - 07/21/11)
2.47%, 11/01/2021(b),(d)	$ 14	$ 15
2.60%, 09/01/2035(b),(d)	234	245
4.50%, 07/01/2011(d)	43	44
5.50%, 11/01/2017(d)	6,287	6,798

See accompanying notes

223

Schedule of Investments
Short-Term Income Fund
January 31, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Merrill	$ 4,678	$ 4,678
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $4,771,312; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	2,279	2,279
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,324,353; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
$ 16,890
TOTAL REPURCHASE AGREEMENTS		$ 16,890
Total Investments		$ 956,037
Other Assets in Excess of Liabilities, Net - 0.71%		$ 6,873
TOTAL NET ASSETS - 100.00%		$ 962,910

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $129,195 or 13.42% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2011.
(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $800 or 0.08% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 18,332
Unrealized Depreciation		(2,909)
Net Unrealized Appreciation (Depreciation)		$ 15,423
Cost for federal income tax purposes		$ 940,614
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		48 .38%
Mortgage Securities		13 .31%
Asset Backed Securities		6 .28%
Basic Materials		6 .15%
Energy		4 .94%
Utilities		4 .58%
Consumer, Non-cyclical		4 .36%
Government		3 .29%
Communications		2 .66%
Technology		1 .99%
Industrial		1 .86%
Consumer, Cyclical		1 .49%
Other Assets in Excess of Liabilities, Net		0 .71%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; March 2011	Short	800	$ 95,614	$ 94,731	$ 883
$ 883

All dollar amounts are shown in thousands (000's)

See accompanying notes

224

Schedule of Investments
SmallCap Blend Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 97.21%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.78%			Computers (continued)
Esterline Technologies Corp (a)	23,819 $	1,695	Manhattan Associates Inc (a)	28,440 $	839
HEICO Corp	27,530	1,440	Rimage Corp (a)	15,470	220
LMI Aerospace Inc (a)	17,840	334	Syntel Inc	22,850	1,274
Moog Inc (a)	47,350	2,019		$ 4,040
Triumph Group Inc	9,720	933	Consumer Products - 1.11%
	$ 6,421		Ennis Inc	21,150	352
Airlines - 0.95%			Helen of Troy Ltd (a)	24,960	700
Alaska Air Group Inc (a)	36,800	2,180	Prestige Brands Holdings Inc (a)	71,710	792
			Tupperware Brands Corp	15,560	712
Apparel - 1.55%				$ 2,556
Perry Ellis International Inc (a)	39,622	1,116	Cosmetics & Personal Care - 0.12%
Steven Madden Ltd (a)	27,464	1,048	Inter Parfums Inc	15,120	270
Warnaco Group Inc/The (a)	27,802	1,420
	$ 3,584		Distribution & Wholesale - 0.18%
Automobile Parts & Equipment - 1.04%			Brightpoint Inc (a)	44,470	404
Dana Holding Corp (a)	64,830	1,162
Tenneco Inc (a)	29,940	1,237	Diversified Financial Services - 1.67%
	$ 2,399		Calamos Asset Management Inc	63,290	973
Banks - 5.59%			Investment Technology Group Inc (a)	91,580	1,688
CapitalSource Inc	220,890	1,705	MarketAxess Holdings Inc	27,920	562
Chemical Financial Corp	15,770	327	optionsXpress Holdings Inc	43,060	640
Columbia Banking System Inc	25,325	509		$ 3,863
Community Bank System Inc	42,170	1,066	Electric - 2.51%
Community Trust Bancorp Inc	11,800	341	Ameresco Inc (a)	24,890	386
East West Bancorp Inc	58,705	1,275	Avista Corp	69,910	1,583
Financial Institutions Inc	16,093	311	IDACORP Inc	22,900	856
First Commonwealth Financial Corp	93,740	603	NorthWestern Corp	45,450	1,283
First of Long Island Corp/The	10,130	287	Unisource Energy Corp	47,220	1,691
FirstMerit Corp	63,440	1,162		$ 5,799
Lakeland Bancorp Inc	31,812	306	Electrical Components & Equipment - 0.27%
NBT Bancorp Inc	30,670	711	EnerSys (a)	19,190	630
Signature Bank/New York NY (a)	37,930	1,982
Southwest Bancorp Inc/Stillwater OK (a)	25,230	346	Electronics - 3.66%
Union First Market Bankshares Corp	21,930	268	Benchmark Electronics Inc (a)	61,630	1,170
Webster Financial Corp	74,390	1,702	Brady Corp	36,570	1,198
	$ 12,901		CTS Corp	40,030	454
Biotechnology - 1.74%			Daktronics Inc	27,070	413
Acorda Therapeutics Inc (a)	29,730	653	LaBarge Inc (a)	20,125	281
Arqule Inc (a)	77,300	474	Multi-Fineline Electronix Inc (a)	21,690	627
Cytokinetics Inc (a)	104,674	199	OSI Systems Inc (a)	14,300	543
Exelixis Inc (a)	79,860	692	Park Electrochemical Corp	17,130	522
Human Genome Sciences Inc (a)	23,657	574	Rofin-Sinar Technologies Inc (a)	30,000	1,173
Incyte Corp (a)	43,360	639	Woodward Inc	60,980	2,057
Momenta Pharmaceuticals Inc (a)	61,108	781		$ 8,438
	$ 4,012		Engineering & Construction - 0.73%
Chemicals - 1.48%			Exponent Inc (a)	12,070	443
NewMarket Corp	11,390	1,445	MasTec Inc (a)	82,070	1,249
Olin Corp	72,460	1,411		$ 1,692
WR Grace & Co (a)	15,990	567	Entertainment - 0.20%
	$ 3,423		National CineMedia Inc	25,430	449
Coal - 0.68%
Cloud Peak Energy Inc (a)	68,910	1,569	Environmental Control - 0.27%
			Tetra Tech Inc (a)	27,250	631
Commercial Services - 6.02%
American Public Education Inc (a)	10,750	361	Food - 1.37%
Emergency Medical Services Corp (a)	24,930	1,683	Fresh Del Monte Produce Inc	30,040	795
Kenexa Corp (a)	30,507	633	Fresh Market Inc/The (a)	28,720	1,056
On Assignment Inc (a)	45,520	360	TreeHouse Foods Inc (a)	27,240	1,303
Parexel International Corp (a)	124,520	2,890		$ 3,154
Rent-A-Center Inc/TX	60,660	1,804	Forest Products & Paper - 0.62%
SFN Group Inc (a)	42,050	407	Domtar Corp	16,380	1,440
Sotheby's	43,240	1,742
Steiner Leisure Ltd (a)	15,190	673	Gas - 0.55%
Team Inc (a)	45,150	1,154	Southwest Gas Corp	34,190	1,273
TeleTech Holdings Inc (a)	34,750	744
Valassis Communications Inc (a)	47,180	1,431	Hand & Machine Tools - 0.79%
	$ 13,882		Franklin Electric Co Inc	44,480	1,827
Computers - 1.75%
CACI International Inc (a)	10,760	597	Healthcare - Products - 1.40%
Fortinet Inc (a)	28,860	1,110	Bruker BioSciences Corp (a)	28,620	501

See accompanying notes

225

Schedule of Investments
SmallCap Blend Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Oil & Gas Services - 1.65%
Cantel Medical Corp	29,190 $	621	CARBO Ceramics Inc	19,180 $	2,209
Integra LifeSciences Holdings Corp (a)	33,630	1,560	Dril-Quip Inc (a)	9,760	752
Orthofix International NV (a)	19,460	557	RPC Inc	48,679	856
	$ 3,239			$ 3,817
Healthcare - Services - 2.96%			Packaging & Containers - 0.63%
AMERIGROUP Corp (a)	29,050	1,521	Rock-Tenn Co	21,740	1,451
Centene Corp (a)	19,010	527
Ensign Group Inc/The	30,384	734	Pharmaceuticals - 2.68%
Gentiva Health Services Inc (a)	45,172	1,040	Array BioPharma Inc (a)	108,400	314
Kindred Healthcare Inc (a)	61,820	1,157	Catalyst Health Solutions Inc (a)	38,430	1,668
Magellan Health Services Inc (a)	38,230	1,851	Cornerstone Therapeutics Inc (a)	44,526	259
	$ 6,830		Idenix Pharmaceuticals Inc (a)	67,300	299
Insurance - 2.62%			Impax Laboratories Inc (a)	24,830	577
Delphi Financial Group Inc	38,184	1,099	Orexigen Therapeutics Inc (a)	123,390	1,122
Montpelier Re Holdings Ltd ADR	85,320	1,694	Par Pharmaceutical Cos Inc (a)	33,720	1,204
OneBeacon Insurance Group Ltd	19,210	264	XenoPort Inc (a)	95,232	750
Platinum Underwriters Holdings Ltd	45,910	2,029		$ 6,193
Primerica Inc	39,320	951	Private Equity - 0.60%
	$ 6,037		American Capital Ltd (a)	168,250	1,375
Internet - 2.54%
Ancestry.com Inc (a)	25,606	912	Publicly Traded Investment Fund - 0.17%
comScore Inc (a)	31,700	759	THL Credit Inc	29,730	380
Constant Contact Inc (a)	31,380	878
Earthlink Inc	122,140	1,042	REITS - 7.32%
Liquidity Services Inc (a)	24,640	352	Agree Realty Corp	11,500	267
TIBCO Software Inc (a)	87,160	1,916	Ashford Hospitality Trust Inc (a)	91,844	896
	$ 5,859		BioMed Realty Trust Inc	95,360	1,702
Investment Companies - 0.13%			DuPont Fabros Technology Inc	71,070	1,629
PennantPark Investment Corp	24,882	301	Entertainment Properties Trust	30,706	1,413
			First Potomac Realty Trust	43,750	704
Iron & Steel - 0.23%			Getty Realty Corp	30,050	873
Schnitzer Steel Industries Inc	8,750	540	Hersha Hospitality Trust	251,623	1,658
			Highwoods Properties Inc	39,450	1,293
Leisure Products & Services - 0.92%			Kilroy Realty Corp	47,900	1,827
Polaris Industries Inc	27,550	2,119	Post Properties Inc	52,640	1,949
			PS Business Parks Inc	16,790	977
Machinery - Diversified - 1.63%			Washington Real Estate Investment Trust	55,230	1,695
Altra Holdings Inc (a)	42,940	898		$ 16,883
Applied Industrial Technologies Inc	32,920	1,042	Retail - 8.41%
Chart Industries Inc (a)	37,060	1,346	AnnTaylor Stores Corp (a)	42,060	930
NACCO Industries Inc	4,615	463	Bravo Brio Restaurant Group Inc (a)	51,550	840
	$ 3,749		Childrens Place Retail Stores Inc/The (a)	17,300	725
Metal Fabrication & Hardware - 1.01%			Coinstar Inc (a)	23,640	979
CIRCOR International Inc	25,510	1,030	Dillard's Inc	48,490	1,926
LB Foster Co (a)	14,590	580	DineEquity Inc (a)	8,710	449
RBC Bearings Inc (a)	20,930	728	DSW Inc (a)	30,460	1,014
	$ 2,338		Einstein Noah Restaurant Group Inc	19,185	298
Mining - 1.00%			Finish Line Inc/The	30,520	470
Hecla Mining Co (a)	158,370	1,425	First Cash Financial Services Inc (a)	30,870	1,018
			Jo-Ann Stores Inc (a)	26,795	1,617
Kaiser Aluminum Corp	18,580	887
	$ 2,312		Men's Wearhouse Inc	32,790	859
Miscellaneous Manufacturing - 2.79%			PF Chang's China Bistro Inc	15,840	729
			Pier 1 Imports Inc (a)	169,300	1,586
Actuant Corp	68,370	1,896	Ruby Tuesday Inc (a)	147,960	1,995
CLARCOR Inc	36,880	1,593	Sally Beauty Holdings Inc (a)	74,560	981
Colfax Corp (a)	52,210	973
			Sonic Corp (a)	130,320	1,250
ESCO Technologies Inc	19,680	714	Texas Roadhouse Inc (a)	76,420	1,270
Koppers Holdings Inc	32,859	1,264	Vera Bradley Inc (a)	13,950	480
	$ 6,440
Office Furnishings - 0.85%				$ 19,416
Steelcase Inc	191,540	1,958	Savings & Loans - 2.08%
			Danvers Bancorp Inc	18,200	392
Oil & Gas - 3.43%			ESSA Bancorp Inc	18,483	234
			Investors Bancorp Inc (a)	53,590	714
Berry Petroleum Co	39,420	1,840
Bill Barrett Corp (a)	27,180	1,114	Northwest Bancshares Inc	132,420	1,551
Callon Petroleum Co (a)	45,290	395	Oritani Financial Corp	59,150	709
Clayton Williams Energy Inc (a)	12,140	1,076	Provident Financial Services Inc	56,880	833
Gulfport Energy Corp (a)	20,938	501	United Financial Bancorp Inc	23,320	358
Petroquest Energy Inc (a)	130,910	1,026		$ 4,791
Swift Energy Co (a)	46,045	1,964	Semiconductors - 3.64%
			Cabot Microelectronics Corp (a)	30,160	1,361
	$ 7,916

See accompanying notes

226

Schedule of Investments SmallCap Blend Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Maturity
Semiconductors (continued)				Amount
Diodes Inc (a)	52,000 $	1,338	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Entegris Inc (a)	218,820	1,674	Banks (continued)
Hittite Microwave Corp (a)	21,990	1,315	Investment in Joint Trading Account; Morgan	$ 883	$ 883
IXYS Corp (a)	57,540	652	Stanley Repurchase Agreement; 0.21% dated
Lattice Semiconductor Corp (a)	130,860	815	01/31/11 maturing 02/01/11 (collateralized by
Microsemi Corp (a)	40,930	920	Sovereign Agency Issues; $900,524; 0.00% -
Standard Microsystems Corp (a)	13,920	335	4.63%; dated 07/27/11 - 01/02/14)
		$ 8,410			$ 6,544
Software - 4.24%			TOTAL REPURCHASE AGREEMENTS		$ 6,544
ACI Worldwide Inc (a)	28,320	750	Total Investments		$ 230,871
Acxiom Corp (a)	67,640	1,165	Liabilities in Excess of Other Assets, Net - (0.04)%		$ (104)
Blackbaud Inc	32,930	866	TOTAL NET ASSETS - 100.00%		$ 230,767
CSG Systems International Inc (a)	29,180	568
Digi International Inc (a)	39,240	416
MicroStrategy Inc (a)	7,750	824	(a) Non-Income Producing Security
Omnicell Inc (a)	53,210	741
Quest Software Inc (a)	53,750	1,388
SS&C Technologies Holdings Inc (a)	18,070	327
SYNNEX Corp (a)	39,330	1,313	Unrealized Appreciation (Depreciation)
Taleo Corp (a)	48,510	1,429	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
		$ 9,787
Telecommunications - 4.31%			Unrealized Appreciation		$ 50,099
Anaren Inc (a)	18,870	388
Arris Group Inc (a)	87,571	1,093	Unrealized Depreciation		(3,464)
			Net Unrealized Appreciation (Depreciation)		$ 46,635
Consolidated Communications Holdings Inc	54,790	972	Cost for federal income tax purposes		$ 184,236
InterDigital Inc	29,590	1,425	All dollar amounts are shown in thousands (000's)
LogMeIn Inc (a)	15,555	599
PAETEC Holding Corp (a)	145,580	575
			Portfolio Summary (unaudited)
Plantronics Inc	41,560	1,471	Sector		Percent
Polycom Inc (a)	27,610	1,211
Premiere Global Services Inc (a)	66,800	416	Financial		23 .02%
RF Micro Devices Inc (a)	226,540	1,522	Consumer, Non-cyclical		17 .40%
Symmetricom Inc (a)	44,090	274	Industrial		16 .90%
			Consumer, Cyclical		14 .09%
		$ 9,946	Technology		9 .63%
Transportation - 2.34%			Communications		6 .85%
Atlas Air Worldwide Holdings Inc (a)	18,800	955
Bristow Group Inc (a)	26,980	1,389	Energy		5 .76%
Celadon Group Inc (a)	27,960	410	Basic Materials		3 .33%
			Utilities		3 .06%
Heartland Express Inc	76,460	1,226	Liabilities in Excess of Other Assets, Net		(0.04)%
HUB Group Inc (a)	40,920	1,423
			TOTAL NET ASSETS		100.00%
		$ 5,403
TOTAL COMMON STOCKS		$ 224,327
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.84%	(000's)	Value (000's)
Banks - 2.84%
Investment in Joint Trading Account; Credit Suisse $	1,358	$ 1,358
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $1,385,421; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	1,811	1,811
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $1,847,228; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	679	679
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $692,711; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	1,812	1,813
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $1,848,549; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)

See accompanying notes

227

Schedule of Investments
SmallCap Blend Fund
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2011	Long	30 $	2,297	$ 2,341	$ 44
					$ 44
All dollar amounts are shown in thousands (000's)

See accompanying notes

228

Schedule of Investments
SmallCap Growth Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 98.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.92%			Electronics (continued)
Esterline Technologies Corp (a)	20,554 $	1,463	Woodward Inc	47,300 $	1,595
HEICO Corp	31,300	1,637		$ 4,470
	$ 3,100		Engineering & Construction - 0.53%
Apparel - 2.96%			Exponent Inc (a)	15,319	562
Deckers Outdoor Corp (a)	7,000	514
Perry Ellis International Inc (a)	24,530	690	Entertainment - 0.43%
Steven Madden Ltd (a)	21,320	814	National CineMedia Inc	26,000	459
Warnaco Group Inc/The (a)	22,057	1,127
	$ 3,145		Environmental Control - 1.00%
Automobile Parts & Equipment - 1.64%			Tetra Tech Inc (a)	46,014	1,065
Dana Holding Corp (a)	39,000	699
Tenneco Inc (a)	25,300	1,046	Food - 0.76%
	$ 1,745		Fresh Market Inc/The (a)	22,000	809
Banks - 0.86%
Signature Bank/New York NY (a)	17,400	909	Hand & Machine Tools - 1.45%
			Franklin Electric Co Inc	37,500	1,540
Biotechnology - 2.78%
Acorda Therapeutics Inc (a)	24,200	531	Healthcare - Products - 4.73%
Arqule Inc (a)	59,350	364	Bruker BioSciences Corp (a)	60,100	1,052
Cytokinetics Inc (a)	76,322	145	Cooper Cos Inc/The	8,100	464
Exelixis Inc (a)	42,520	369	Haemonetics Corp (a)	11,200	665
Human Genome Sciences Inc (a)	13,636	331	Hill-Rom Holdings Inc	18,700	757
Incyte Corp (a)	30,163	444	Integra LifeSciences Holdings Corp (a)	31,100	1,442
InterMune Inc (a)	6,000	224	Orthofix International NV (a)	22,460	642
Ligand Pharmaceuticals Inc (a)	1	—		$ 5,022
Momenta Pharmaceuticals Inc (a)	43,000	550	Healthcare - Services - 3.46%
XOMA Ltd (a)	1	—	AMERIGROUP Corp (a)	18,300	958
	$ 2,958		Ensign Group Inc/The	29,600	715
Chemicals - 2.18%			Gentiva Health Services Inc (a)	34,793	801
Arch Chemicals Inc	21,400	775	Healthsouth Corp (a)	52,995	1,199
NewMarket Corp	9,000	1,142		$ 3,673
PolyOne Corp (a)	30,400	400	Internet - 3.08%
	$ 2,317		Ancestry.com Inc (a)	19,529	695
Commercial Services - 5.96%			comScore Inc (a)	33,400	800
American Public Education Inc (a)	16,110	541	Liquidity Services Inc (a)	18,700	267
Emergency Medical Services Corp (a)	12,790	863	TIBCO Software Inc (a)	68,900	1,515
Kenexa Corp (a)	24,633	511		$ 3,277
Parexel International Corp (a)	75,000	1,741	Iron & Steel - 0.25%
Sotheby's	35,000	1,410	Schnitzer Steel Industries Inc	4,300	265
TeleTech Holdings Inc (a)	19,100	409
Valassis Communications Inc (a)	28,300	859	Leisure Products & Services - 1.25%
	$ 6,334		Polaris Industries Inc	17,300	1,331
Computers - 2.94%
Fortinet Inc (a)	22,000	846	Machinery - Diversified - 2.77%
Manhattan Associates Inc (a)	28,500	841	Altra Holdings Inc (a)	48,400	1,012
Riverbed Technology Inc (a)	12,000	430	Applied Industrial Technologies Inc	46,470	1,471
Syntel Inc	18,000	1,004	NACCO Industries Inc	4,603	462
	$ 3,121			$ 2,945
Consumer Products - 0.63%			Metal Fabrication & Hardware - 0.79%
Tupperware Brands Corp	14,600	668	RBC Bearings Inc (a)	24,100	838

Cosmetics & Personal Care - 0.14%			Mining - 1.03%
Inter Parfums Inc	8,300	148	Hecla Mining Co (a)	121,300	1,092

Distribution & Wholesale - 0.59%			Miscellaneous Manufacturing - 3.87%
Brightpoint Inc (a)	68,650	623	Actuant Corp	49,500	1,373
			CLARCOR Inc	25,000	1,079
Diversified Financial Services - 1.02%			Colfax Corp (a)	26,600	496
MarketAxess Holdings Inc	31,000	624	Koppers Holdings Inc	30,184	1,161
optionsXpress Holdings Inc	31,000	461		$ 4,109
	$ 1,085		Oil & Gas - 2.17%
Electric - 0.69%			Callon Petroleum Co (a)	83,900	731
Ameresco Inc (a)	47,000	728	Clayton Williams Energy Inc (a)	9,900	878
			Gulfport Energy Corp (a)	18,158	435
Electronics - 4.21%			Petroquest Energy Inc (a)	34,000	266
Benchmark Electronics Inc (a)	28,900	549		$ 2,310
CTS Corp	42,561	483	Oil & Gas Services - 2.60%
Daktronics Inc	19,100	292	CARBO Ceramics Inc	11,500	1,324
FEI Co (a)	16,000	436	Dril-Quip Inc (a)	9,000	694
Rofin-Sinar Technologies Inc (a)	28,529	1,115	RPC Inc	28,114	494

See accompanying notes

229

Schedule of Investments
SmallCap Growth Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Oil & Gas Services (continued)			Telecommunications (continued)
Superior Energy Services Inc (a)	7,000 $	246	Premiere Global Services Inc (a)	52,446 $	327
	$ 2,758		RF Micro Devices Inc (a)	128,000	860
Packaging & Containers - 0.40%					$ 5,955
Rock-Tenn Co	6,380	426	Transportation - 1.84%
			Celadon Group Inc (a)	66,100	969
Pharmaceuticals - 5.42%			HUB Group Inc (a)	28,500	991
Array BioPharma Inc (a)	97,800	284			$ 1,960
Catalyst Health Solutions Inc (a)	22,456	974	TOTAL COMMON STOCKS		$ 105,036
Herbalife Ltd	15,160	990	Maturity
Idenix Pharmaceuticals Inc (a)	118,000	524	Amount
Impax Laboratories Inc (a)	23,900	555	REPURCHASE AGREEMENTS - 2.34%	(000's)	Value (000's)
Keryx Biopharmaceuticals Inc (a)	121,000	484	Banks - 2.34%
Orexigen Therapeutics Inc (a)	84,854	771	Investment in Joint Trading Account; Credit Suisse $	516	$ 516
Pharmasset Inc (a)	13,200	640	Repurchase Agreement; 0.21% dated
XenoPort Inc (a)	67,347	531	01/31/11 maturing 02/01/11 (collateralized by
	$ 5,753		US Treasury Notes; $526,783; 0.88% -
REITS - 1.67%			5.13%; dated 05/31/11 - 05/15/16)
DuPont Fabros Technology Inc	23,000	527	Investment in Joint Trading Account; Deutsche	689	689
Saul Centers Inc	9,800	464	Bank Repurchase Agreement; 0.21% dated
Washington Real Estate Investment Trust	25,400	779	01/31/11 maturing 02/01/11 (collateralized by
	$ 1,770		Sovereign Agency Issues; $702,377; 0.00% -
Retail - 10.70%			7.13%; dated 02/22/11 - 06/15/38)
AnnTaylor Stores Corp (a)	42,000	929	Investment in Joint Trading Account; JP Morgan	258	258
Bravo Brio Restaurant Group Inc (a)	40,000	652	Repurchase Agreement; 0.18% dated
Childrens Place Retail Stores Inc/The (a)	13,500	566	01/31/11 maturing 02/01/11 (collateralized by
Coinstar Inc (a)	22,150	917	US Treasury Notes; $263,392; 0.00%; dated
DineEquity Inc (a)	7,490	386	06/23/11 - 07/21/11)
DSW Inc (a)	28,000	932	Investment in Joint Trading Account; Merrill	689	689
Finish Line Inc/The	70,270	1,081	Lynch Repurchase Agreement; 0.21% dated
First Cash Financial Services Inc (a)	25,700	848	01/31/11 maturing 02/01/11 (collateralized by
Jo-Ann Stores Inc (a)	14,569	879	Sovereign Agency Issues; $702,880; 0.00% -
PF Chang's China Bistro Inc	11,840	545	8.13%; dated 11/23/11 - 01/15/26)
Pier 1 Imports Inc (a)	90,000	843	Investment in Joint Trading Account; Morgan	336	336
Ruth's Hospitality Group Inc (a)	101,000	471	Stanley Repurchase Agreement; 0.21% dated
Sonic Corp (a)	82,000	786	01/31/11 maturing 02/01/11 (collateralized by
Texas Roadhouse Inc (a)	60,650	1,008	Sovereign Agency Issues; $342,409; 0.00% -
Vera Bradley Inc (a)	15,200	523	4.63%; dated 07/27/11 - 01/02/14)
	$ 11,366				$ 2,488
Semiconductors - 5.46%			TOTAL REPURCHASE AGREEMENTS		$ 2,488
Cabot Microelectronics Corp (a)	17,152	774	Total Investments		$ 107,524
Diodes Inc (a)	43,800	1,127	Liabilities in Excess of Other Assets, Net - (1.23)%		$ (1,306)
Entegris Inc (a)	93,000	711	TOTAL NET ASSETS - 100.00%		$ 106,218
Hittite Microwave Corp (a)	17,840	1,067
Lattice Semiconductor Corp (a)	166,000	1,034
Microsemi Corp (a)	32,641	734	(a) Non-Income Producing Security
Standard Microsystems Corp (a)	14,467	348
	$ 5,795
Software - 8.10%			Unrealized Appreciation (Depreciation)
ACI Worldwide Inc (a)	32,420	859
Acxiom Corp (a)	56,700	977	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Blackbaud Inc	31,900	839
CSG Systems International Inc (a)	21,100	410
Digi International Inc (a)	36,000	381	Unrealized Appreciation		$ 23,709
Medidata Solutions Inc (a)	12,800	319	Unrealized Depreciation		(1,809)
MicroStrategy Inc (a)	6,190	658	Net Unrealized Appreciation (Depreciation)		$ 21,900
Omnicell Inc (a)	27,000	376	Cost for federal income tax purposes		$ 85,624
Progress Software Corp (a)	30,000	859	All dollar amounts are shown in thousands (000's)
Quest Software Inc (a)	38,290	989
SS&C Technologies Holdings Inc (a)	19,300	349	Portfolio Summary (unaudited)
Taleo Corp (a)	32,100	946	Sector		Percent
VeriFone Systems Inc (a)	16,100	643	Consumer, Non-cyclical		23 .88%
			Industrial		19 .78%
	$ 8,605		Consumer, Cyclical		17 .57%
Telecommunications - 5.61%			Technology		16 .50%
Anaren Inc (a)	19,172	394
Arris Group Inc (a)	62,500	780	Communications		8 .69%
			Financial		5 .89%
Consolidated Communications Holdings Inc	14,000	248	Energy		4 .77%
InterDigital Inc	30,510	1,469	Basic Materials		3 .46%
LogMeIn Inc (a)	12,307	474
PAETEC Holding Corp (a)	83,425	330	Utilities		0 .69%
			Liabilities in Excess of Other Assets, Net		(1.23)%
Plantronics Inc	30,300	1,073	TOTAL NET ASSETS		100.00%

See accompanying notes

230

Schedule of Investments
SmallCap Growth Fund
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2011	Long	14 $	1,078	$ 1,092	$ 14
					$ 14
All dollar amounts are shown in thousands (000's)

See accompanying notes

231

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS - 94.71%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.41%			Beverages - 0.49%
APAC Customer Services Inc (a)	14,333 $	79	Boston Beer Co Inc (a)	2,413 $	217
Harte-Hanks Inc	10,615	132	Coca-Cola Bottling Co Consolidated	1,846	100
Lamar Advertising Co (a)	141,013	5,195	Green Mountain Coffee Roasters Inc (a)	176,788	5,937
	$ 5,406		Heckmann Corp (a)	22,011	106
Aerospace & Defense - 0.70%			Peet's Coffee & Tea Inc (a)	3,281	125
Aerovironment Inc (a)	4,102	116		$ 6,485
Astronics Corp (a)	3,923	91	Biotechnology - 3.34%
BE Aerospace Inc (a)	87,729	3,394	Acorda Therapeutics Inc (a)	10,788	237
Cubic Corp	3,041	148	Alexion Pharmaceuticals Inc (a)	57,808	4,846
GenCorp Inc (a)	1,356	7	Amarin Corp PLC ADR(a)	237,200	2,106
HEICO Corp	38,278	2,002	Ariad Pharmaceuticals Inc (a)	35,694	228
Kaman Corp	6,121	180	Arqule Inc (a)	364,351	2,234
National Presto Industries Inc	1,426	182	AVEO Pharmaceuticals Inc (a)	4,920	71
Teledyne Technologies Inc (a)	2,984	141	BioCryst Pharmaceuticals Inc (a)	12,746	53
TransDigm Group Inc (a)	40,359	3,127	Biotime Inc (a)	11,338	89
	$ 9,388		Celldex Therapeutics Inc (a)	14,208	53
Agriculture - 0.01%			Chelsea Therapeutics International Ltd (a)	17,198	103
Cadiz Inc (a)	5,842	69	Clinical Data Inc (a)	5,176	154
Vector Group Ltd	7,104	114	Cubist Pharmaceuticals Inc (a)	16,196	355
	$ 183		CytRx Corp (a)	48,789	39
Airlines - 0.02%			Dynavax Technologies Corp (a)	42,732	128
Alaska Air Group Inc (a)	902	54	Emergent Biosolutions Inc (a)	5,335	113
Allegiant Travel Co	3,736	174	Enzo Biochem Inc (a)	12,474	62
Hawaiian Holdings Inc (a)	5,175	38	Enzon Pharmaceuticals Inc (a)	13,297	149
		$ 266	Exelixis Inc (a)	14,458	125
Apparel - 0.89%			Geron Corp (a)	30,409	149
Carter's Inc (a)	16,613	460	Halozyme Therapeutics Inc (a)	22,066	147
Cherokee Inc	3,401	55	Human Genome Sciences Inc (a)	57,593	1,397
CROCS Inc (a)	145,270	2,381	Immunogen Inc (a)	16,498	136
Deckers Outdoor Corp (a)	10,750	789	Immunomedics Inc (a)	28,741	94
G-III Apparel Group Ltd (a)	4,245	148	Incyte Corp (a)	124,172	1,831
Maidenform Brands Inc (a)	6,421	165	Inhibitex Inc (a)	21,991	50
Oxford Industries Inc	6,223	8	InterMune Inc (a)	102,677	3,837
Perry Ellis International Inc (a)	295	147	Ligand Pharmaceuticals Inc (a)	8,651	75
RG Barry Corp	3,582	38	Maxygen Inc	1,096	4
Skechers U.S.A. Inc (a)	8,588	177	Medicines Co/The (a)	8,435	132
Steven Madden Ltd (a)	73,207	2,795	Micromet Inc (a)	25,571	164
Timberland Co/The (a)	7,723	206	Momenta Pharmaceuticals Inc (a)	11,200	143
True Religion Apparel Inc (a)	7,040	145	Myriad Genetics Inc (a)	40,646	811
Under Armour Inc (a)	51,752	3,098	Nanosphere Inc (a)	7,612	28
Volcom Inc	8,200	136	NPS Pharmaceuticals Inc (a)	18,836	189
Warnaco Group Inc/The (a)	12,419	634	Omeros Corp (a)	8,378	52
Wolverine World Wide Inc	13,744	438	PDL BioPharma Inc	38,750	191
			Protalix BioTherapeutics Inc (a)	150,050	1,460
	$ 11,820		Seattle Genetics Inc (a)	323,623	5,304
Automobile Parts & Equipment - 0.43%			Sequenom Inc (a)	26,034	178
American Axle & Manufacturing Holdings Inc (a)	16,630	238
			SuperGen Inc (a)	1,116	3
Amerigon Inc (a)	9,179	100
			United Therapeutics Corp (a)	249,999	16,995
ArvinMeritor Inc (a)	23,336	510
Cooper Tire & Rubber Co	17,286	395		$ 44,515
Dana Holding Corp (a)	36,212	649	Building Materials - 1.14%
Dorman Products Inc (a)	5,062	163	AAON Inc	5,525	149
Fuel Systems Solutions Inc (a)	4,273	111	Drew Industries Inc	3,166	75
			Interline Brands Inc (a)	432,355	9,178
Standard Motor Products Inc	2,007	24
Tenneco Inc (a)	14,691	607	Quanex Building Products Corp	3,318	65
Tower International Inc (a)	2,260	41	Simpson Manufacturing Co Inc	190,735	5,674
WABCO Holdings Inc (a)	50,400	2,943		$ 15,141
	$ 5,781		Chemicals - 1.76%
Banks - 0.72%			Arch Chemicals Inc	4,066	147
Arrow Financial Corp	231	5	Balchem Corp	6,994	235
			Ferro Corp (a)	75,932	1,171
Bank of the Ozarks Inc	752	32
Bridge Bancorp Inc	927	21	Hawkins Inc	3,244	127
Cass Information Systems Inc	3,785	137	HB Fuller Co	1,508	34
First Financial Bankshares Inc	2,522	124	Innophos Holdings Inc	2,253	75
			Kraton Performance Polymers Inc (a)	4,299	135
Iberiabank Corp	63,885	3,624
Signature Bank/New York NY (a)	104,777	5,474	Kronos Worldwide Inc	57,800	2,533
Suffolk Bancorp	1,169	25	Minerals Technologies Inc	660	42
SY Bancorp Inc	794	19	NewMarket Corp	3,003	381
Trustco Bank Corp NY	1,468	9	Olin Corp	11,175	218
			Omnova Solutions Inc (a)	20,115	141
Westamerica Bancorporation	3,583	179	PolyOne Corp (a)	18,273	240
	$ 9,649
			Quaker Chemical Corp	3,665	141

See accompanying notes

232

Schedule of Investments SmallCap Growth Fund I January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Rockwood Holdings Inc (a)	140,221 $	5,692	Navigant Consulting Inc (a)	4,910 $	50
Solutia Inc (a)	331,557	7,765	On Assignment Inc (a)	1,699	13
Stepan Co	2,196	159	Parexel International Corp (a)	16,188	376
TPC Group Inc (a)	30,288	954	PDI Inc (a)	3,049	25
Westlake Chemical Corp	79,300	3,071	Pre-Paid Legal Services Inc (a)	1,990	131
WR Grace & Co (a)	5,068	180	Providence Service Corp/The (a)	5,822	83
	$ 23,441		Resources Connection Inc	11,459	230
Coal - 0.17%			Rollins Inc	19,141	363
Cloud Peak Energy Inc (a)	2,653	61	Rural/Metro Corp (a)	7,960	111
Hallador Energy Co	1,543	17	SFN Group Inc (a)	3,109	30
International Coal Group Inc (a)	210,200	1,944	Sotheby's	244,456	9,851
James River Coal Co (a)	6,103	137	Standard Parking Corp (a)	6,984	126
L&L Energy Inc (a)	7,916	67	Steiner Leisure Ltd (a)	4,111	182
	$ 2,226		SuccessFactors Inc (a)	335,295	9,764
Commercial Services - 6.26%			Team Health Holdings Inc (a)	6,905	107
ABM Industries Inc	6,337	163	Team Inc (a)	529	14
Administaff Inc	5,399	153	TeleTech Holdings Inc (a)	8,014	172
Advance America Cash Advance Centers Inc	2,786	17	TNS Inc (a)	7,461	132
Advisory Board Co/The (a)	3,836	190	Transcend Services Inc (a)	4,029	74
American Public Education Inc (a)	28,984	973	TrueBlue Inc (a)	374,583	6,390
Arbitron Inc	30,875	1,287	Universal Technical Institute Inc	5,226	95
Avis Budget Group Inc (a)	25,480	353	Valassis Communications Inc (a)	13,933	423
Barrett Business Services Inc	2,400	35	Wright Express Corp (a)	9,623	455
Bridgepoint Education Inc (a)	8,779	160		$ 83,362
Capella Education Co (a)	4,683	268	Computers - 4.62%
Cardtronics Inc (a)	8,026	137	3D Systems Corp (a)	5,475	156
CBIZ Inc (a)	8,524	59	CACI International Inc (a)	914	51
Cenveo Inc (a)	24,793	133	Cadence Design Systems Inc (a)	248,400	2,156
Chemed Corp	6,361	396	Camelot Information Systems Inc ADR(a)	104,284	2,336
Consolidated Graphics Inc (a)	2,651	133	Compellent Technologies Inc (a)	276,096	7,656
Corinthian Colleges Inc (a)	24,617	130	Computer Task Group Inc (a)	4,464	53
Corporate Executive Board Co	10,308	401	Digimarc Corp (a)	2,917	88
Corvel Corp (a)	3,102	157	Fortinet Inc (a)	222,534	8,557
CoStar Group Inc (a)	5,055	285	iGate Corp	10,578	163
CPI Corp	2,230	44	Insight Enterprises Inc (a)	4,509	63
Deluxe Corp	14,492	354	Jack Henry & Associates Inc	24,369	720
Dollar Financial Corp (a)	7,011	215	Keyw Holding Corp/The (a)	251,550	3,665
Dollar Thrifty Automotive Group Inc (a)	7,106	345	LivePerson Inc (a)	81,380	893
Emergency Medical Services Corp (a)	97,652	6,592	Manhattan Associates Inc (a)	6,366	188
ExlService Holdings Inc (a)	6,844	130	Maxwell Technologies Inc (a)	6,454	116
Forrester Research Inc	3,996	142	Mentor Graphics Corp (a)	11,013	140
Genpact Ltd (a)	421,814	6,382	Mercury Computer Systems Inc (a)	1,153	22
Geo Group Inc/The (a)	10,142	241	MICROS Systems Inc (a)	103,437	4,731
Global Cash Access Holdings Inc (a)	18,837	57	MTS Systems Corp	3,795	142
Global Payments Inc	213,761	10,098	Netscout Systems Inc (a)	8,571	196
Grand Canyon Education Inc (a)	8,684	157	Quantum Corp (a)	57,754	155
Great Lakes Dredge & Dock Corp	8,626	72	Radiant Systems Inc (a)	366,362	6,686
Green Dot Corp (a)	61,409	3,863	Radisys Corp (a)	7,299	62
Healthcare Services Group Inc	19,738	313	RealD Inc (a)	256,033	6,061
Heartland Payment Systems Inc	9,023	143	Riverbed Technology Inc (a)	328,800	11,794
HMS Holdings Corp (a)	117,453	7,557	SMART Modular Technologies WWH Inc (a)	13,138	89
Huron Consulting Group Inc (a)	2,991	77	Spansion Inc (a)	6,562	130
ICF International Inc (a)	2,520	61	SRA International Inc (a)	1,473	39
iSoftstone Holdings Ltd ADR(a)	62,280	1,171	STEC Inc (a)	163,317	3,346
K12 Inc (a)	121,074	3,299	Stratasys Inc (a)	5,146	170
Kelly Services Inc (a)	1,245	24	SYKES Enterprises Inc (a)	1,990	39
Kendle International Inc (a)	273	3	Synaptics Inc (a)	10,021	285
Kenexa Corp (a)	6,467	134	Syntel Inc	3,782	211
Kforce Inc (a)	89,437	1,599	Unisys Corp (a)	4,922	139
Korn/Ferry International (a)	1,153	27	Xyratex Ltd (a)	13,476	180
Landauer Inc	2,643	153		$ 61,478
Lincoln Educational Services Corp	6,259	95	Consumer Products - 0.02%
MAXIMUS Inc	4,895	332	American Greetings Corp	1,038	22
McGrath Rentcorp	4,326	109	Ennis Inc	2,253	37
Medifast Inc (a)	6,082	145	Kid Brands Inc (a)	942	9
MedQuist Inc	4,989	47	Oil-Dri Corp of America	346	7
Midas Inc (a)	6,368	45	Summer Infant Inc (a)	4,535	35
Monro Muffler Brake Inc	63,842	2,112	WD-40 Co	4,525	178
Monster Worldwide Inc (a)	154,500	2,572		$ 288
Multi-Color Corp	186	3	Cosmetics & Personal Care - 0.15%
National Research Corp	727	22	Elizabeth Arden Inc (a)	72,531	1,856

See accompanying notes

233

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care (continued)			Electronics (continued)
Inter Parfums Inc	6,441 $	115	DDi Corp	5,572 $	63
Revlon Inc (a)	2,359	23	Dionex Corp (a)	4,966	586
	$ 1,994		FARO Technologies Inc (a)	4,978	151
Distribution & Wholesale - 0.97%			FEI Co (a)	4,378	119
Beacon Roofing Supply Inc (a)	11,299	205	II-VI Inc (a)	7,457	368
BMP Sunstone Corp (a)	2,258	22	LaBarge Inc (a)	4,321	60
Brightpoint Inc (a)	20,858	189	Methode Electronics Inc	9,022	107
Chindex International Inc (a)	2,448	38	Multi-Fineline Electronix Inc (a)	3,830	111
Core-Mark Holding Co Inc (a)	644	22	Newport Corp (a)	4,642	81
LKQ Corp (a)	269,143	6,502	OSI Systems Inc (a)	33,965	1,290
MWI Veterinary Supply Inc (a)	3,402	211	Park Electrochemical Corp	3,766	115
Owens & Minor Inc	13,872	410	Plexus Corp (a)	11,939	323
Pool Corp	13,729	335	Pulse Electronics Corp	17,252	88
Titan Machinery Inc (a)	173,236	4,198	Rofin-Sinar Technologies Inc (a)	3,988	156
United Stationers Inc (a)	4,585	286	Sanmina-SCI Corp (a)	23,520	354
Watsco Inc	8,274	519	Sensata Technologies Holding NV (a)	287,998	9,075
	$ 12,937		Sonic Solutions Inc (a)	8,119	118
Diversified Financial Services - 1.51%			Spectrum Control Inc (a)	1,988	26
Affiliated Managers Group Inc (a)	41,514	4,227	Viasystems Group Inc (a)	1,321	27
BGC Partners Inc	15,827	128	Watts Water Technologies Inc	1,192	43
Credit Acceptance Corp (a)	2,433	138	Woodward Inc	18,338	618
Diamond Hill Investment Group Inc	981	67	Zygo Corp (a)	1,178	13
Duff & Phelps Corp	7,858	133		$ 15,001
Encore Capital Group Inc (a)	4,305	98	Energy - Alternate Sources - 0.01%
Epoch Holding Corp	5,471	81	Clean Energy Fuels Corp (a)	11,354	135
Evercore Partners Inc - Class A	4,108	133
GAMCO Investors Inc	1,880	84	Engineering & Construction - 0.26%
GFI Group Inc	17,089	88	Argan Inc (a)	372	3
Greenhill & Co Inc	51,749	3,592	Chicago Bridge & Iron Co NV (a)	85,000	2,796
Higher One Holdings Inc (a)	3,170	60	Exponent Inc (a)	3,928	144
KBW Inc	121,566	3,252	Insituform Technologies Inc (a)	10,153	279
MarketAxess Holdings Inc	7,671	154	Michael Baker Corp (a)	348	11
Nelnet Inc	927	21	Mistras Group Inc (a)	6,497	93
Netspend Holdings Inc (a)	6,862	98	Orion Marine Group Inc (a)	12,014	141
optionsXpress Holdings Inc	11,723	174	VSE Corp	955	28
Portfolio Recovery Associates Inc (a)	4,719	341		$ 3,495
Pzena Investment Management Inc	3,248	22	Entertainment - 1.07%
Stifel Financial Corp (a)	106,833	6,855	Ascent Media Corp (a)	87,770	3,339
Virtus Investment Partners Inc (a)	2,022	98	Great Wolf Resorts Inc (a)	474,960	1,382
Westwood Holdings Group Inc	2,366	84	National CineMedia Inc	529,429	9,339
World Acceptance Corp (a)	2,265	127	Shuffle Master Inc (a)	13,291	137
	$ 20,055			$ 14,197
Electric - 0.01%			Environmental Control - 0.79%
Ameresco Inc (a)	2,008	31	Calgon Carbon Corp (a)	13,938	199
EnerNOC Inc (a)	4,642	121	Clean Harbors Inc (a)	6,940	625
	$ 152		Darling International Inc (a)	17,640	239
Electrical Components & Equipment - 0.84%			Mine Safety Appliances Co	4,644	145
A123 Systems Inc (a)	17,252	156	Tetra Tech Inc (a)	18,572	430
Advanced Battery Technologies Inc (a)	19,204	72	Waste Connections Inc	306,994	8,893
American Superconductor Corp (a)	12,563	343		$ 10,531
AMETEK Inc	149,509	6,097	Food - 0.28%
Belden Inc	14,068	489	Arden Group Inc	528	42
EnerSys (a)	4,004	131	B&G Foods Inc	11,886	160
Generac Holdings Inc (a)	2,951	44	Calavo Growers Inc	4,760	110
GrafTech International Ltd (a)	35,807	752	Cal-Maine Foods Inc	5,591	159
Littelfuse Inc	5,556	285	Diamond Foods Inc	6,271	312
Power-One Inc (a)	20,660	221	Fresh Market Inc/The (a)	32,159	1,183
Satcon Technology Corp (a)	28,412	138	J&J Snack Foods Corp	3,861	164
Universal Display Corp (a)	69,461	2,351	Lancaster Colony Corp	5,564	309
Vicor Corp	8,720	128	Ruddick Corp	6,595	222
	$ 11,207		Sanderson Farms Inc	5,655	233
Electronics - 1.13%			Senomyx Inc (a)	17,042	101
American Science & Engineering Inc	2,704	235	Snyders-Lance Inc	7,158	148
Analogic Corp	2,568	131	Tootsie Roll Industries Inc	5,391	149
Badger Meter Inc	4,454	183	United Natural Foods Inc (a)	11,903	440
Ballantyne Strong Inc (a)	6,027	45	Village Super Market Inc	1,271	40
Benchmark Electronics Inc (a)	2,497	47		$ 3,772
Checkpoint Systems Inc (a)	7,024	145	Forest Products & Paper - 0.07%
Coherent Inc (a)	5,150	276	Clearwater Paper Corp (a)	2,389	189
CTS Corp	4,111	47	Deltic Timber Corp	2,612	157

See accompanying notes

234

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Healthcare - Products (continued)
Neenah Paper Inc	3,049 $	59	Vascular Solutions Inc (a)	7,119 $	75
Potlatch Corp	5,692	211	Vital Images Inc (a)	4,449	59
Schweitzer-Mauduit International Inc	5,338	320	Volcano Corp (a)	446,510	11,725
	$ 936		West Pharmaceutical Services Inc	9,373	375
Gas - 0.01%			Wright Medical Group Inc (a)	10,604	158
South Jersey Industries Inc	2,253	118	Young Innovations Inc	879	26
			Zoll Medical Corp (a)	99,704	4,122
Hand & Machine Tools - 0.45%				$ 95,859
Franklin Electric Co Inc	6,432	264	Healthcare - Services - 3.56%
Lincoln Electric Holdings Inc	84,842	5,746	Air Methods Corp (a)	3,251	167
	$ 6,010		Alliance HealthCare Services Inc (a)	12,382	52
Healthcare - Products - 7.20%			Allied Healthcare International Inc (a)	2,796	7
Abaxis Inc (a)	6,211	164	Almost Family Inc (a)	3,606	120
ABIOMED Inc (a)	13,798	135	Amedisys Inc (a)	8,050	274
Accuray Inc (a)	22,168	190	American Dental Partners Inc (a)	274	3
Affymetrix Inc (a)	3,050	15	AMERIGROUP Corp (a)	3,025	158
Align Technology Inc (a)	16,513	344	Bio-Reference Labs Inc (a)	6,644	153
American Medical Systems Holdings Inc (a)	21,005	410	Centene Corp (a)	194,080	5,380
ArthroCare Corp (a)	7,594	213	Continucare Corp (a)	11,067	45
Atrion Corp	660	111	Covance Inc (a)	362,101	20,415
Bruker BioSciences Corp (a)	20,143	353	Emeritus Corp (a)	6,304	120
Caliper Life Sciences Inc (a)	18,845	121	Ensign Group Inc/The	5,766	139
Cepheid Inc (a)	16,479	392	Genoptix Inc (a)	7,832	196
Conceptus Inc (a)	8,742	118	Gentiva Health Services Inc (a)	4,388	101
Cooper Cos Inc/The	66,000	3,784	Healthsouth Corp (a)	24,478	554
CryoLife Inc (a)	837	4	Healthspring Inc (a)	238,382	7,245
Cyberonics Inc (a)	61,704	2,021	IPC The Hospitalist Co Inc (a)	135,090	5,016
Delcath Systems Inc (a)	12,276	116	LHC Group Inc (a)	4,423	118
DexCom Inc (a)	347,182	4,897	Magellan Health Services Inc (a)	119,290	5,775
Endologix Inc (a)	21,251	124	Mednax Inc (a)	13,700	906
Exactech Inc (a)	2,565	43	Metropolitan Health Networks Inc (a)	16,144	74
Genomic Health Inc (a)	6,319	141	Molina Healthcare Inc (a)	4,069	125
Gen-Probe Inc (a)	219,962	13,833	Neostem Inc (a)	11,973	17
Haemonetics Corp (a)	6,967	413	RehabCare Group Inc (a)	1,856	46
Hanger Orthopedic Group Inc (a)	5,572	115	Sunrise Senior Living Inc (a)	16,388	131
HeartWare International Inc (a)	2,589	241	US Physical Therapy Inc (a)	3,978	76
Henry Schein Inc (a)	239,803	15,746		$ 47,413
Hill-Rom Holdings Inc	94,400	3,820	Holding Companies - Diversified - 0.00%
ICU Medical Inc (a)	1,193	47	Primoris Services Corp	952	8
IDEXX Laboratories Inc (a)	102,826	7,373
Immucor Inc (a)	19,383	383	Home Builders - 0.01%
Insulet Corp (a)	10,820	184	Winnebago Industries Inc (a)	8,124	121
Integra LifeSciences Holdings Corp (a)	5,926	275
Invacare Corp	663	18	Home Furnishings - 1.96%
IRIS International Inc (a)	7,891	78	DTS Inc/CA (a)	4,233	190
Kensey Nash Corp (a)	3,299	80	Harman International Industries Inc	254,936	11,044
Luminex Corp (a)	10,542	179	Select Comfort Corp (a)	639,370	6,496
MAKO Surgical Corp (a)	64,498	1,001	Tempur-Pedic International Inc (a)	185,682	8,103
Masimo Corp	205,415	6,157	TiVo Inc (a)	27,977	271
Meridian Bioscience Inc	11,269	247	Universal Electronics Inc (a)	2,294	60
Merit Medical Systems Inc (a)	11,274	167		$ 26,164
Natus Medical Inc (a)	8,061	121	Insurance - 0.03%
NuVasive Inc (a)	194,158	5,425	CNO Financial Group Inc (a)	7,696	49
NxStage Medical Inc (a)	144,474	3,473	Crawford & Co	10,537	39
Orthofix International NV (a)	5,126	147	eHealth Inc (a)	9,923	120
Orthovita Inc (a)	29,801	61	First American Financial Corp	2,651	41
PSS World Medical Inc (a)	15,855	378	Life Partners Holdings Inc	4,041	41
Pure Bioscience (a)	16,557	33	Tower Group Inc	4,638	121
Quidel Corp (a)	9,657	131		$ 411
Rochester Medical Corp (a)	4,561	49	Internet - 3.40%
Sirona Dental Systems Inc (a)	98,614	4,321	AboveNet Inc	6,277	374
Solta Medical Inc (a)	7,730	21	Ancestry.com Inc (a)	37,032	1,318
SonoSite Inc (a)	3,792	127	Blue Coat Systems Inc (a)	12,310	355
Spectranetics Corp (a)	14,158	65	Blue Nile Inc (a)	98,085	5,576
STAAR Surgical Co (a)	14,597	76	Cogent Communications Group Inc (a)	12,367	169
Stereotaxis Inc (a)	13,607	46	comScore Inc (a)	43,925	1,053
STERIS Corp	15,672	546	Constant Contact Inc (a)	7,011	196
Syneron Medical Ltd (a)	3,767	40	DealerTrack Holdings Inc (a)	188,869	3,732
Synovis Life Technologies Inc (a)	5,182	78	Dice Holdings Inc (a)	6,926	90
TomoTherapy Inc (a)	7,313	24	eResearchTechnology Inc (a)	21,552	139
Unilife Corp (a)	21,357	104	Global Sources Ltd (a)	7,275	72
See accompanying notes			235

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
GSI Commerce Inc (a)	16,211 $	373	Twin Disc Inc	503 $	16
Infospace Inc (a)	1,856	15		$ 34,993
Internet Capital Group Inc (a)	1,059	13	Media - 0.51%
IntraLinks Holdings Inc (a)	397,517	8,046	Acacia Research - Acacia Technologies (a)	10,162	248
j2 Global Communications Inc (a)	8,939	247	Belo Corp (a)	25,506	172
Keynote Systems Inc	686	12	CKX Inc (a)	4,246	14
Lionbridge Technologies Inc (a)	25,791	99	DG FastChannel Inc (a)	7,412	203
Liquidity Services Inc (a)	6,248	89	Dolan Co/The (a)	5,574	76
Local.com Corp (a)	7,148	29	Entercom Communications Corp (a)	8,227	81
LoopNet Inc (a)	8,179	84	Factset Research Systems Inc	57,273	5,773
Move Inc (a)	38,702	87	Journal Communications Inc (a)	2,141	10
NIC Inc	15,944	163	Lee Enterprises Inc (a)	20,060	58
Nutrisystem Inc	7,452	141	McClatchy Co/The (a)	26,653	136
Online Resources Corp (a)	4,106	28	Sinclair Broadcast Group Inc	1,264	11
OpenTable Inc (a)	17,110	1,346		$ 6,782
Orbitz Worldwide Inc (a)	537,235	2,756	Metal Fabrication & Hardware - 1.06%
Overstock.com Inc (a)	6,569	98	Furmanite Corp (a)	14,436	110
Rackspace Hosting Inc (a)	27,689	928	Kaydon Corp	9,945	385
Sapient Corp	29,432	352	Mueller Industries Inc	2,243	73
Shutterfly Inc (a)	42,425	1,412	Mueller Water Products Inc - Class A	35,260	141
Sourcefire Inc (a)	7,895	194	RBC Bearings Inc (a)	138,539	4,817
Stamps.com Inc	4,367	56	Sun Hydraulics Corp	3,069	114
TeleCommunication Systems Inc (a)	7,829	32	Valmont Industries Inc	89,762	8,343
Terremark Worldwide Inc (a)	14,784	280	Worthington Industries Inc	8,352	159
TIBCO Software Inc (a)	522,879	11,493
Travelzoo Inc (a)	29,122	1,369		$ 14,142
			Mining - 0.40%
United Online Inc	7,828	55	Allied Nevada Gold Corp (a)	67,571	1,787
ValueClick Inc (a)	18,091	253
			AMCOL International Corp	5,825	174
VASCO Data Security International Inc (a)	9,609	73	Brush Engineered Materials Inc (a)	706	25
VirnetX Holding Corp	10,040	126	Capital Gold Corp (a)	27,589	132
Vocus Inc (a)	4,113	107
			Globe Specialty Metals Inc	15,210	279
WebMD Health Corp (a)	28,000	1,464	Golden Star Resources Ltd (a)	74,970	277
Websense Inc (a)	12,118	232	Jaguar Mining Inc (a)	20,040	119
Zix Corp (a)	24,639	111	Molycorp Inc (a)	2,808	132
	$ 45,237		Noranda Aluminum Holding Corp (a)	6,069	90
Iron & Steel - 0.00%			Stillwater Mining Co (a)	94,528	2,049
Shiloh Industries Inc	1,157	15	Thompson Creek Metals Co Inc (a)	6,509	88
			United States Lime & Minerals Inc (a)	1,091	43
Leisure Products & Services - 0.84%			US Gold Corp (a)	25,126	161
Brunswick Corp/DE	21,633	431		$ 5,356
Interval Leisure Group Inc (a)	10,904	171
Life Time Fitness Inc (a)	162,203	6,469	Miscellaneous Manufacturing - 2.37%
			Actuant Corp	624,643	17,321
Polaris Industries Inc	53,084	4,083	Acuity Brands Inc	10,794	596
	$ 11,154		AO Smith Corp	10,179	436
Lodging - 0.87%			AZZ Inc	3,508	141
Gaylord Entertainment Co (a)	165,190	5,508	Barnes Group Inc	10,526	209
Monarch Casino & Resort Inc (a)	902	10	Blount International Inc (a)	14,393	216
Orient-Express Hotels Ltd (a)	497,896	6,054	Brink's Co/The	12,150	328
	$ 11,572		CLARCOR Inc	14,204	613
Machinery - Construction & Mining - 0.45%			Colfax Corp (a)	6,786	127
Bucyrus International Inc	65,453	5,940	Eastman Kodak Co (a)	75,256	275
			EnPro Industries Inc (a)	3,880	161
Machinery - Diversified - 2.63%			Fabrinet (a)	3,075	74
Altra Holdings Inc (a)	8,062	169	GP Strategies Corp (a)	1,885	19
Applied Industrial Technologies Inc	12,738	403	Hexcel Corp (a)	370,972	7,056
Briggs & Stratton Corp	9,366	187	John Bean Technologies Corp	8,371	151
Cognex Corp	55,194	1,730	Koppers Holdings Inc	5,098	196
DXP Enterprises Inc (a)	3,448	75	LSB Industries Inc (a)	4,243	128
Gorman-Rupp Co/The	5,446	173	Matthews International Corp	8,468	300
Graco Inc	222,594	9,456	Metabolix Inc (a)	11,952	106
IDEX Corp	382,899	15,186	Park-Ohio Holdings Corp (a)	3,315	68
Intermec Inc (a)	13,101	149	Polypore International Inc (a)	49,301	2,374
Intevac Inc (a)	3,582	49	Raven Industries Inc	4,025	190
iRobot Corp (a)	5,892	159	Standex International Corp	970	32
Kadant Inc (a)	1,401	30	STR Holdings Inc (a)	7,994	146
Lindsay Corp	3,049	198	Sturm Ruger & Co Inc	8,610	128
Middleby Corp (a)	68,197	5,579	Tredegar Corp	825	15
NACCO Industries Inc	1,544	155	Trimas Corp (a)	6,369	121
Nordson Corp	10,188	941		$ 31,527
Sauer-Danfoss Inc (a)	5,210	149
Tennant Co	4,683	189

See accompanying notes

236

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Office Furnishings - 0.56%			Pharmaceuticals (continued)
Herman Miller Inc	17,140 $	414	Eurand NV (a)	8,072 $	96
HNI Corp	11,222	340	Hi-Tech Pharmacal Co Inc (a)	4,063	93
Interface Inc	396,742	6,447	Impax Laboratories Inc (a)	249,135	5,784
Knoll Inc	13,669	229	Infinity Pharmaceuticals Inc (a)	4,536	26
Steelcase Inc	3,970	40	Inspire Pharmaceuticals Inc (a)	26,587	105
	$ 7,470		Ironwood Pharmaceuticals Inc (a)	152,326	1,644
Oil & Gas - 1.75%			Isis Pharmaceuticals Inc (a)	23,351	212
Abraxas Petroleum Corp (a)	10,746	51	Jazz Pharmaceuticals Inc (a)	5,969	133
Apco Oil and Gas International Inc	2,677	167	Keryx Biopharmaceuticals Inc (a)	22,994	92
Brigham Exploration Co (a)	116,742	3,457	Lannett Co Inc (a)	1,202	6
Cabot Oil & Gas Corp	133,616	5,562	MannKind Corp (a)	16,252	77
Callon Petroleum Co (a)	12,076	105	MAP Pharmaceuticals Inc (a)	164,742	2,533
Carrizo Oil & Gas Inc (a)	7,719	261	Medivation Inc (a)	8,364	118
Clayton Williams Energy Inc (a)	1,503	133	Nabi Biopharmaceuticals (a)	18,958	106
Contango Oil & Gas Co (a)	2,122	123	Nature's Sunshine Products Inc (a)	3,293	27
Energy XXI Bermuda Ltd (a)	19,540	563	Nektar Therapeutics (a)	213,579	2,394
Gulfport Energy Corp (a)	7,560	181	Neogen Corp (a)	6,264	225
Kodiak Oil & Gas Corp (a)	192,407	1,221	Neurocrine Biosciences Inc (a)	21,648	160
McMoRan Exploration Co (a)	23,255	364	NeurogesX Inc (a)	4,930	26
Northern Oil and Gas Inc (a)	13,371	369	Obagi Medical Products Inc (a)	7,597	81
Oasis Petroleum Inc (a)	45,057	1,441	Onyx Pharmaceuticals Inc (a)	15,404	544
Panhandle Oil and Gas Inc	3,164	85	Opko Health Inc (a)	39,105	152
Patterson-UTI Energy Inc	43,400	1,013	Osiris Therapeutics Inc (a)	7,143	47
Petroquest Energy Inc (a)	5,305	42	Pain Therapeutics Inc (a)	15,672	97
RAM Energy Resources Inc (a)	22,062	37	Pharmacyclics Inc (a)	19,550	99
Resolute Energy Corp (a)	61,792	1,118	Pharmasset Inc (a)	37,876	1,836
Rex Energy Corp (a)	2,347	28	PharMerica Corp (a)	4,910	56
Rosetta Resources Inc (a)	34,726	1,387	POZEN Inc (a)	11,875	72
SM Energy Co	87,340	5,429	Questcor Pharmaceuticals Inc (a)	15,515	240
Stone Energy Corp (a)	1,298	30	Rigel Pharmaceuticals Inc (a)	22,946	154
TransAtlantic Petroleum Ltd (a)	35,039	101	Salix Pharmaceuticals Ltd (a)	180,258	7,386
Vaalco Energy Inc (a)	2,684	20	Santarus Inc (a)	22,815	74
Venoco Inc (a)	1,923	40	Savient Pharmaceuticals Inc (a)	18,999	175
W&T Offshore Inc	927	19	Sciclone Pharmaceuticals Inc (a)	15,725	62
Warren Resources Inc (a)	4,777	27	SIGA Technologies Inc (a)	9,677	111
	$ 23,374		Spectrum Pharmaceuticals Inc (a)	22,129	133
Oil & Gas Services - 3.26%			SXC Health Solutions Corp (a)	359,480	17,295
CARBO Ceramics Inc	5,329	614	Targacept Inc (a)	6,501	167
Complete Production Services Inc (a)	168,056	4,696	Theravance Inc (a)	17,575	370
Core Laboratories NV	34,008	3,104	USANA Health Sciences Inc (a)	2,754	104
Dresser-Rand Group Inc (a)	168,929	7,764	Vanda Pharmaceuticals Inc (a)	12,310	99
Dril-Quip Inc (a)	178,825	13,790	Vivus Inc (a)	19,890	178
ION Geophysical Corp (a)	174,339	1,658	Zalicus Inc (a)	27,606	54
Key Energy Services Inc (a)	3,049	41	Zogenix Inc (a)	2,477	12
Lufkin Industries Inc	8,486	566		$ 47,256
Matrix Service Co (a)	1,848	21	Real Estate - 0.00%
Newpark Resources Inc (a)	2,606	16	HFF Inc (a)	5,040	64
Oceaneering International Inc (a)	139,653	10,785
OYO Geospace Corp (a)	1,705	163	REITS - 0.21%
RPC Inc	12,280	216	Acadia Realty Trust	3,669	68
Tetra Technologies Inc (a)	3,449	39	Alexander's Inc	320	129
	$ 43,473		Associated Estates Realty Corp	10,064	149
Packaging & Containers - 0.04%			Campus Crest Communities Inc	1,284	17
Rock-Tenn Co	3,847	257	Coresite Realty Corp	825	12
Silgan Holdings Inc	7,497	280	DuPont Fabros Technology Inc	6,847	157
	$ 537		EastGroup Properties Inc	3,318	145
Pharmaceuticals - 3.55%			Equity Lifestyle Properties Inc	4,778	272
Akorn Inc (a)	24,870	124	Equity One Inc	2,120	39
Antares Pharma Inc (a)	29,598	46	Getty Realty Corp	3,998	116
Anthera Pharmaceuticals Inc (a)	2,561	10	Home Properties Inc	3,448	192
Ardea Biosciences Inc (a)	85,873	2,277	LTC Properties Inc	2,054	56
Array BioPharma Inc (a)	22,297	65	Mid-America Apartment Communities Inc	5,563	355
Auxilium Pharmaceuticals Inc (a)	10,346	235	National Health Investors Inc	2,785	127
Cadence Pharmaceuticals Inc (a)	13,871	108	Omega Healthcare Investors Inc	8,541	190
Caraco Pharmaceutical Laboratories Ltd (a)	228	1	PS Business Parks Inc	1,667	97
Catalyst Health Solutions Inc (a)	10,530	457	Saul Centers Inc	1,750	83
Corcept Therapeutics Inc (a)	11,988	49	Tanger Factory Outlet Centers	12,864	336
Cumberland Pharmaceuticals Inc (a)	5,447	34	Universal Health Realty Income Trust	2,606	95
Depomed Inc (a)	22,714	190	Urstadt Biddle Properties Inc	1,145	22
Durect Corp (a)	39,110	122	Washington Real Estate Investment Trust	4,455	137
Dyax Corp (a)	43,674	83		$ 2,794
See accompanying notes			237

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail - 8.51%			Retail (continued)
99 Cents Only Stores (a)	10,902 $	162	Ulta Salon Cosmetics & Fragrance Inc (a)	271,820 $	10,068
AerCap Holdings NV (a)	129,559	1,933	Vera Bradley Inc (a)	140,981	4,849
AFC Enterprises Inc (a)	9,395	140	Vitamin Shoppe Inc (a)	59,617	1,891
AnnTaylor Stores Corp (a)	657,018	14,533	Wet Seal Inc/The (a)	33,447	114
Asbury Automotive Group Inc (a)	8,137	150	Winmark Corp	1,008	34
Ascena Retail Group Inc (a)	15,394	417	World Fuel Services Corp	238,711	8,961
Biglari Holdings Inc (a)	59	25	Zumiez Inc (a)	394,115	9,151
BJ's Restaurants Inc (a)	6,298	223		$ 113,363
Body Central Corp (a)	1,554	26	Savings & Loans - 0.00%
Bon-Ton Stores Inc/The (a)	1,748	19	ViewPoint Financial Group	2,286	29
Bravo Brio Restaurant Group Inc (a)	3,778	62
Brown Shoe Co Inc	13,257	168	Semiconductors - 5.68%
Buckle Inc/The	6,909	247	Amkor Technology Inc (a)	31,037	253
Buffalo Wild Wings Inc (a)	5,030	220	Applied Micro Circuits Corp (a)	621,506	6,116
Cabela's Inc (a)	61,700	1,536	ATMI Inc (a)	794	16
Caribou Coffee Co Inc (a)	3,272	30	AXT Inc (a)	5,718	62
Carrols Restaurant Group Inc (a)	5,478	38	Brooks Automation Inc (a)	11,287	133
Casey's General Stores Inc	4,049	172	Cabot Microelectronics Corp (a)	2,253	102
Cash America International Inc	4,349	175	Cavium Networks Inc (a)	103,411	4,089
Casual Male Retail Group Inc (a)	15,527	65	Ceva Inc (a)	4,856	117
Cato Corp/The	7,716	189	Cirrus Logic Inc (a)	20,451	430
CEC Entertainment Inc (a)	5,738	212	Cohu Inc	1,909	29
Cheesecake Factory Inc/The (a)	108,340	3,197	Conexant Systems Inc (a)	33,977	71
Childrens Place Retail Stores Inc/The (a)	6,547	274	Diodes Inc (a)	10,030	258
Citi Trends Inc (a)	296,445	6,789	Entegris Inc (a)	18,613	142
Coinstar Inc (a)	8,840	366	Entropic Communications Inc (a)	99,334	1,089
Collective Brands Inc (a)	12,209	249	Fairchild Semiconductor International Inc (a)	427,414	7,608
Cracker Barrel Old Country Store Inc	6,102	314	GSI Technology Inc (a)	5,704	53
Denny's Corp (a)	43,803	166	GT Solar International Inc (a)	18,465	204
Destination Maternity Corp	2,070	84	Hittite Microwave Corp (a)	88,317	5,279
Dick's Sporting Goods Inc (a)	166,499	6,009	Inphi Corp (a)	2,130	40
DineEquity Inc (a)	5,016	259	Integrated Device Technology Inc (a)	27,979	179
Domino's Pizza Inc (a)	5,704	94	Integrated Silicon Solution Inc (a)	9,686	101
DSW Inc (a)	31,872	1,061	International Rectifier Corp (a)	184,900	5,922
Einstein Noah Restaurant Group Inc	1,943	30	IXYS Corp (a)	6,844	78
Express Inc	7,198	125	Kopin Corp (a)	10,484	43
Ezcorp Inc (a)	11,878	320	Kulicke & Soffa Industries Inc (a)	20,690	202
Finish Line Inc/The	6,807	105	Lattice Semiconductor Corp (a)	34,300	214
First Cash Financial Services Inc (a)	8,361	276	LTX-Credence Corp (a)	21,229	188
Genesco Inc (a)	1,069	40	MaxLinear Inc (a)	3,183	36
Gordmans Stores Inc (a)	1,248	19	Micrel Inc	15,043	201
Hibbett Sports Inc (a)	34,984	1,121	Microsemi Corp (a)	9,330	210
HSN Inc (a)	10,763	303	Mindspeed Technologies Inc (a)	14,100	99
J Crew Group Inc (a)	101,634	4,413	MIPS Technologies Inc (a)	14,825	184
Jack in the Box Inc (a)	12,674	278	MKS Instruments Inc	6,447	185
Jo-Ann Stores Inc (a)	7,563	456	Monolithic Power Systems Inc (a)	9,983	147
JOS A Bank Clothiers Inc (a)	7,628	326	Nanometrics Inc (a)	8,028	137
Kirkland's Inc (a)	7,031	93	Netlogic Microsystems Inc (a)	210,168	7,326
Krispy Kreme Doughnuts Inc (a)	26,106	171	Omnivision Technologies Inc (a)	104,046	2,687
Liz Claiborne Inc (a)	22,428	111	ON Semiconductor Corp (a)	442,249	4,887
Lumber Liquidators Holdings Inc (a)	5,467	153	Pericom Semiconductor Corp (a)	1,313	13
MSC Industrial Direct Co	182,117	10,823	PLX Technology Inc (a)	15,527	50
Nu Skin Enterprises Inc	14,159	426	Power Integrations Inc	7,293	269
OfficeMax Inc (a)	7,503	121	Richardson Electronics Ltd/United States	1,735	23
Panera Bread Co (a)	52,843	5,050	Rovi Corp (a)	22,300	1,377
Papa John's International Inc (a)	4,535	130	Rudolph Technologies Inc (a)	12,931	130
PetMed Express Inc	10,358	156	Semtech Corp (a)	15,174	331
PF Chang's China Bistro Inc	6,416	295	Sigma Designs Inc (a)	1,990	28
Pier 1 Imports Inc (a)	28,802	270	Silicon Image Inc (a)	26,141	179
Pricesmart Inc	3,920	143	Skyworks Solutions Inc (a)	138,836	4,411
Retail Ventures Inc (a)	10,405	157	Standard Microsystems Corp (a)	3,117	75
Rue21 Inc (a)	3,643	107	Supertex Inc (a)	4,331	99
Ruth's Hospitality Group Inc (a)	13,500	63	Teradyne Inc (a)	444,050	7,407
Sally Beauty Holdings Inc (a)	23,492	309	Tessera Technologies Inc (a)	8,587	149
Shoe Carnival Inc (a)	738	18	TriQuint Semiconductor Inc (a)	45,915	604
Sonic Automotive Inc	2,798	35	Ultra Clean Holdings (a)	9,554	119
Sonic Corp (a)	17,087	164	Ultratech Inc (a)	5,716	129
Stein Mart Inc	4,912	38	Veeco Instruments Inc (a)	11,994	519
Talbots Inc (a)	14,597	80	Volterra Semiconductor Corp (a)	426,165	10,590
Texas Roadhouse Inc (a)	316,872	5,266		$ 75,619
Tractor Supply Co	130,570	6,700

See accompanying notes

238

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software - 8.41%			Telecommunications (continued)
Accelrys Inc (a)	13,157 $	108	Finisar Corp (a)	18,683 $	622
ACI Worldwide Inc (a)	9,535	253	GeoEye Inc (a)	35,776	1,429
Actuate Corp (a)	19,676	109	Hughes Communications Inc (a)	89,723	5,475
Acxiom Corp (a)	19,525	336	Hypercom Corp (a)	13,634	122
Advent Software Inc (a)	8,988	266	Infinera Corp (a)	19,859	146
American Software Inc/Georgia	9,865	65	InterDigital Inc	13,008	626
ANSYS Inc (a)	131,642	6,905	IPG Photonics Corp (a)	7,683	266
Ariba Inc (a)	25,669	721	Ixia (a)	284,789	4,480
Aspen Technology Inc (a)	385,342	5,453	Knology Inc (a)	675,623	9,884
athenahealth Inc (a)	8,213	353	KVH Industries Inc (a)	6,792	82
Blackbaud Inc	12,564	330	LogMeIn Inc (a)	172,607	6,651
Blackboard Inc (a)	8,342	324	Loral Space & Communications Inc (a)	2,626	196
Bottomline Technologies Inc (a)	8,035	184	Netgear Inc (a)	157,439	5,456
CommVault Systems Inc (a)	224,906	6,947	Neutral Tandem Inc (a)	9,110	138
Computer Programs & Systems Inc	2,714	141	Novatel Wireless Inc (a)	1,130	8
Compuware Corp (a)	208,700	2,237	NTELOS Holdings Corp	7,829	158
Concur Technologies Inc (a)	130,587	6,664	Oclaro Inc (a)	12,076	168
CSG Systems International Inc (a)	7,165	139	Oplink Communications Inc (a)	3,343	83
Deltek Inc (a)	7,650	54	PAETEC Holding Corp (a)	37,965	150
DemandTec Inc (a)	378,921	4,566	Plantronics Inc	14,276	505
Digi International Inc (a)	1,829	19	Polycom Inc (a)	132,475	5,809
Ebix Inc (a)	7,565	171	RF Micro Devices Inc (a)	79,500	534
EPIQ Systems Inc	790	10	SAVVIS Inc (a)	9,301	286
Informatica Corp (a)	394,702	18,314	SBA Communications Corp (a)	135,952	5,547
Interactive Intelligence Inc (a)	75,523	2,472	Shenandoah Telecommunications Co	6,062	101
Lawson Software Inc (a)	39,627	372	ShoreTel Inc (a)	20,123	152
Mantech International Corp (a)	5,723	230	Sonus Networks Inc (a)	42,552	117
MedAssets Inc (a)	12,132	238	Tekelec (a)	3,713	43
Medidata Solutions Inc (a)	5,323	133	TeleNav Inc (a)	3,315	35
MicroStrategy Inc (a)	2,400	255	Tessco Technologies Inc	1,233	14
Monotype Imaging Holdings Inc (a)	9,288	104	USA Mobility Inc	5,307	91
NetSuite Inc (a)	70,853	1,908	ViaSat Inc (a)	2,917	127
Omnicell Inc (a)	9,020	126	Vonage Holdings Corp (a)	19,631	64
Opnet Technologies Inc	5,885	168			$ 72,568
Parametric Technology Corp (a)	33,242	739	Textiles - 0.00%
Pegasystems Inc	297,861	10,181	Culp Inc (a)	3,712	37
Progress Software Corp (a)	18,114	519
QLIK Technologies Inc (a)	4,603	107	Toys, Games & Hobbies - 0.00%
Quality Systems Inc	5,231	418	RC2 Corp (a)	765	15
Quest Software Inc (a)	15,525	401
Renaissance Learning Inc	5,572	59	Transportation - 3.46%
RightNow Technologies Inc (a)	476,796	12,363	Atlas Air Worldwide Holdings Inc (a)	104,080	5,288
Rosetta Stone Inc (a)	4,406	83	Dynamex Inc (a)	1,654	41
Schawk Inc	3,978	73	Forward Air Corp	8,616	240
Seachange International Inc (a)	5,944	49	Genesee & Wyoming Inc (a)	184,614	9,554
Smith Micro Software Inc (a)	11,961	151	Golar LNG Ltd	927	16
SolarWinds Inc (a)	9,686	183	Heartland Express Inc	14,519	233
Synchronoss Technologies Inc (a)	78,170	2,224	HUB Group Inc (a)	82,985	2,886
Take-Two Interactive Software Inc (a)	2,852	36	Kirby Corp (a)	128,068	5,986
Taleo Corp (a)	136,038	4,008	Knight Transportation Inc	270,340	5,153
Tyler Technologies Inc (a)	8,193	170	Old Dominion Freight Line Inc (a)	68,653	2,209
Ultimate Software Group Inc (a)	97,834	4,755	Pacer International Inc (a)	14,597	91
Velti PLC (a)	18,560	264	Roadrunner Transportation Systems Inc (a)	307,487	4,142
VeriFone Systems Inc (a)	364,529	14,560	Scorpio Tankers Inc (a)	4,376	43
	$ 112,018		UTI Worldwide Inc	465,701	10,199
Telecommunications - 5.45%					$ 46,081
Acme Packet Inc (a)	63,292	3,404	Trucking & Leasing - 0.01%
ADTRAN Inc	187,568	7,714	Textainer Group Holdings Ltd	4,118	128
Alaska Communications Systems Group Inc	19,924	183
Anaren Inc (a)	663	14	TOTAL COMMON STOCKS		$ 1,261,489
Anixter International Inc	4,153	263		Principal
Arris Group Inc (a)	10,970	137		Amount
Aruba Networks Inc (a)	417,871	9,005	BONDS - 0.00%	(000's)	Value (000's)
Atlantic Tele-Network Inc	3,880	145	Diversified Financial Services - 0.00%
Ciena Corp (a)	69,700	1,535
			GAMCO Investors Inc
Cincinnati Bell Inc (a)	24,186	69	0.00%, 12/31/2015(a)	$ 4	$ 3
Comtech Telecommunications Corp	4,699	132
Consolidated Communications Holdings Inc	8,671	154	TOTAL BONDS		$ 3
CPI International Inc (a)	183	3
DigitalGlobe Inc (a)	6,845	210
Extreme Networks (a)	10,730	35

See accompanying notes

239

		Schedule of Investments
		SmallCap Growth Fund I
		January 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 5.21%	(000's)	Value (000's)
Banks - 5.21%
Investment in Joint Trading Account; Credit Suisse $	14,397	$ 14,396
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $14,684,765; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	19,196	19,197
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $19,579,684;
0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	7,198	7,198
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $7,342,382; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	19,210	19,209
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $19,593,685;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	9,358	9,358
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $9,545,096; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 69,358
TOTAL REPURCHASE AGREEMENTS		$ 69,358
Total Investments		$ 1,330,850
Other Assets in Excess of Liabilities, Net - 0.08%		$ 1,108
TOTAL NET ASSETS - 100.00%		$ 1,331,958

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 206,391
Unrealized Depreciation	(17,510)
Net Unrealized Appreciation (Depreciation)	$ 188,881
Cost for federal income tax purposes	$ 1,141,969
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	24 .86%
Technology	18 .71%
Consumer, Cyclical	16 .13%
Industrial	15 .33%
Communications	9 .77%
Financial	7 .68%
Energy	5 .19%
Basic Materials	2 .23%
Utilities	0 .02%
Diversified	0 .00%
Other Assets in Excess of Liabilities, Net	0 .08%
TOTAL NET ASSETS	100.00%

See accompanying notes

240

Schedule of Investments
SmallCap Growth Fund I
January 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2011	Long	912 $	71,821	$ 71,154	$ (667)
					$ (667)
All dollar amounts are shown in thousands (000's)

See accompanying notes

241

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS - 95.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.34%			Banks (continued)
APAC Customer Services Inc (a)	2,313 $	13	Iberiabank Corp	13,406 $	761
Harte-Hanks Inc	1,712	21	Signature Bank/New York NY (a)	25,633	1,340
Marchex Inc	78,771	750	Suffolk Bancorp	187	4
	$ 784		SY Bancorp Inc	128	3
Aerospace & Defense - 1.52%			Texas Capital Bancshares Inc (a)	56,061	1,367
Aerovironment Inc (a)	665	19	Trustco Bank Corp NY	390	2
Astronics Corp (a)	632	15	Walker & Dunlop Inc (a)	55,362	664
Cubic Corp	490	24	Westamerica Bancorporation	581	29
Esterline Technologies Corp (a)	20,038	1,426		$ 6,659
GenCorp Inc (a)	360	2	Beverages - 0.04%
HEICO Corp	1,431	75	Boston Beer Co Inc (a)	402	36
Kaman Corp	992	29	Coca-Cola Bottling Co Consolidated	296	16
National Presto Industries Inc	231	29	Heckmann Corp (a)	3,565	17
Teledyne Technologies Inc (a)	484	23	Peet's Coffee & Tea Inc (a)	532	21
Triumph Group Inc	19,298	1,853		$ 90
	$ 3,495		Biotechnology - 1.14%
Agriculture - 0.01%			3SBio Inc ADR(a)	59,660	960
Cadiz Inc (a)	939	11	Acorda Therapeutics Inc (a)	1,741	38
Vector Group Ltd	1,146	18	Ariad Pharmaceuticals Inc (a)	5,781	37
	$ 29		Arqule Inc (a)	3,020	19
Airlines - 0.02%			AVEO Pharmaceuticals Inc (a)	796	11
Alaska Air Group Inc (a)	145	9	BioCryst Pharmaceuticals Inc (a)	2,066	9
Allegiant Travel Co	606	28	Biotime Inc (a)	1,836	14
Hawaiian Holdings Inc (a)	834	6	Celldex Therapeutics Inc (a)	2,301	9
	$ 43		Chelsea Therapeutics International Ltd (a)	2,785	17
Apparel - 2.93%			Clinical Data Inc (a)	839	25
Carter's Inc (a)	2,696	75	Cubist Pharmaceuticals Inc (a)	2,613	57
Cherokee Inc	551	9	CytRx Corp (a)	7,901	6
CROCS Inc (a)	79,986	1,311	Dynavax Technologies Corp (a)	6,920	21
Deckers Outdoor Corp (a)	1,755	129	Emergent Biosolutions Inc (a)	865	18
G-III Apparel Group Ltd (a)	33,082	1,154	Enzo Biochem Inc (a)	2,012	10
Maidenform Brands Inc (a)	36,679	944	Enzon Pharmaceuticals Inc (a)	2,146	24
Oxford Industries Inc	1,004	24	Exelixis Inc (a)	2,341	20
Perry Ellis International Inc (a)	47	1	Geron Corp (a)	4,925	24
RG Barry Corp	577	6	Halozyme Therapeutics Inc (a)	3,573	24
Skechers U.S.A. Inc (a)	1,392	29	Immunogen Inc (a)	2,662	22
Steven Madden Ltd (a)	27,784	1,060	Immunomedics Inc (a)	4,630	15
Timberland Co/The (a)	1,251	33	Incyte Corp (a)	3,938	58
True Religion Apparel Inc (a)	1,136	23	Inhibitex Inc (a)	3,561	8
Under Armour Inc (a)	1,596	96	InterMune Inc (a)	1,827	68
Volcom Inc	1,322	22	Ligand Pharmaceuticals Inc (a)	1,405	12
Warnaco Group Inc/The (a)	34,429	1,759	Maxygen Inc	208	1
Wolverine World Wide Inc	2,219	71	Medicines Co/The (a)	1,337	21
			Micromet Inc (a)	57,728	372
	$ 6,746		Momenta Pharmaceuticals Inc (a)	1,807	23
Automobile Manufacturers - 1.02%			Nanosphere Inc (a)	1,232	4
Wabash National Corp (a)	207,490	2,357	NPS Pharmaceuticals Inc (a)	3,050	31
			Omeros Corp (a)	1,356	8
Automobile Parts & Equipment - 1.69%
American Axle & Manufacturing Holdings Inc (a)	2,684	38	PDL BioPharma Inc	6,256	31
Amerigon Inc (a)	1,481	16	Regeneron Pharmaceuticals Inc (a)	15,277	515
ArvinMeritor Inc (a)	3,780	83	Seattle Genetics Inc (a)	3,752	61
Cooper Tire & Rubber Co	2,784	64	Sequenom Inc (a)	4,216	29
Dana Holding Corp (a)	5,878	105	SuperGen Inc (a)	360	1
Dorman Products Inc (a)	819	26		$ 2,623
Exide Technologies (a)	130,250	1,252	Building Materials - 0.29%
Fuel Systems Solutions Inc (a)	693	18	AAON Inc	895	24
Standard Motor Products Inc	325	4	Drew Industries Inc	512	12
Tenneco Inc (a)	2,385	99	Interline Brands Inc (a)	199	4
Titan International Inc	71,922	1,366	LSI Industries Inc	75,743	564
Tower International Inc (a)	366	7	Quanex Building Products Corp	534	10
Westport Innovations Inc (a)	51,962	819	Simpson Manufacturing Co Inc	1,474	44
	$ 3,897			$ 658
Banks - 2.89%			Chemicals - 1.92%
Arrow Financial Corp	61	1	Aceto Corp	71,662	617
Bank of the Ozarks Inc	20,375	879	Arch Chemicals Inc	660	24
Bridge Bancorp Inc	149	3	Balchem Corp	1,133	38
Cass Information Systems Inc	611	22	Ferro Corp (a)	1,724	26
Cathay General Bancorp	50,487	874	Hawkins Inc	523	20
Columbia Banking System Inc	34,313	690	HB Fuller Co	244	5
First Financial Bankshares Inc	409	20	Innophos Holdings Inc	362	12
			Kraton Performance Polymers Inc (a)	52,949	1,662

See accompanying notes

242

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Minerals Technologies Inc	105 $	7	Parexel International Corp (a)	81,434 $	1,890
NewMarket Corp	12,862	1,632	PDI Inc (a)	69,636	562
Olin Corp	1,803	35	Pre-Paid Legal Services Inc (a)	320	21
Omnova Solutions Inc (a)	3,246	23	Providence Service Corp/The (a)	939	13
PolyOne Corp (a)	2,962	39	Resources Connection Inc	1,847	37
Quaker Chemical Corp	591	23	Rollins Inc	3,100	59
Rockwood Holdings Inc (a)	1,823	74	Rural/Metro Corp (a)	1,382	19
Solutia Inc (a)	5,714	134	SFN Group Inc (a)	503	5
Stepan Co	357	26	Sotheby's	3,043	123
WR Grace & Co (a)	821	29	Standard Parking Corp (a)	1,127	20
	$ 4,426		Steiner Leisure Ltd (a)	662	29
Coal - 0.34%			SuccessFactors Inc (a)	53,160	1,548
Cloud Peak Energy Inc (a)	32,840	748	Team Health Holdings Inc (a)	1,114	17
Hallador Energy Co	247	2	Team Inc (a)	120	3
James River Coal Co (a)	985	22	TeleTech Holdings Inc (a)	1,293	28
L&L Energy Inc (a)	1,277	11	TNS Inc (a)	1,209	21
	$ 783		Transcend Services Inc (a)	52,041	959
Commercial Services - 6.07%			TrueBlue Inc (a)	1,360	23
ABM Industries Inc	1,022	26	Universal Technical Institute Inc	847	15
Administaff Inc	875	25	Valassis Communications Inc (a)	2,262	69
Advance America Cash Advance Centers Inc	630	4	Wright Express Corp (a)	1,559	74
Advisory Board Co/The (a)	622	31		$ 14,004
American Public Education Inc (a)	15,791	530	Computers - 3.48%
Arbitron Inc	1,190	50	3D Systems Corp (a)	15,718	449
Avis Budget Group Inc (a)	4,127	57	CACI International Inc (a)	147	8
Barrett Business Services Inc	386	6	Cogo Group Inc (a)	91,679	803
Bridgepoint Education Inc (a)	1,416	26	Compellent Technologies Inc (a)	915	25
Capella Education Co (a)	758	43	Computer Task Group Inc (a)	723	9
Cardtronics Inc (a)	54,515	931	Digimarc Corp (a)	470	14
CBIZ Inc (a)	1,381	10	Electronics for Imaging Inc (a)	55,204	827
Cenveo Inc (a)	4,001	22	Fortinet Inc (a)	37,851	1,456
Chemed Corp	1,026	64	iGate Corp	1,713	26
Consolidated Graphics Inc (a)	454	23	Insight Enterprises Inc (a)	738	10
Corinthian Colleges Inc (a)	45,899	242	Jack Henry & Associates Inc	3,956	117
Corporate Executive Board Co	1,670	65	Keyw Holding Corp/The (a)	580	9
Corvel Corp (a)	498	25	LivePerson Inc (a)	1,789	20
CoStar Group Inc (a)	813	46	Manhattan Associates Inc (a)	1,027	30
CPI Corp	358	7	Maxwell Technologies Inc (a)	1,041	19
Deluxe Corp	2,348	57	Mentor Graphics Corp (a)	1,777	23
Dollar Financial Corp (a)	1,136	35	Mercury Computer Systems Inc (a)	261	5
Dollar Thrifty Automotive Group Inc (a)	1,151	56	MTS Systems Corp	615	23
ExlService Holdings Inc (a)	44,881	855	Netscout Systems Inc (a)	1,383	32
Forrester Research Inc	643	23	Quantum Corp (a)	9,353	25
Geo Group Inc/The (a)	1,643	39	Radiant Systems Inc (a)	112,335	2,050
Global Cash Access Holdings Inc (a)	3,041	9	Radisys Corp (a)	1,178	10
Grand Canyon Education Inc (a)	1,400	25	Riverbed Technology Inc (a)	50,318	1,805
Great Lakes Dredge & Dock Corp	1,391	12	SMART Modular Technologies WWH Inc (a)	2,120	14
Hackett Group Inc/The (a)	91,656	320	Spansion Inc (a)	1,062	21
Healthcare Services Group Inc	3,149	50	SRA International Inc (a)	236	6
Heartland Payment Systems Inc	1,456	23	STEC Inc (a)	1,626	33
HMS Holdings Corp (a)	1,221	79	Stratasys Inc (a)	827	27
Huron Consulting Group Inc (a)	481	12	SYKES Enterprises Inc (a)	320	6
ICF International Inc (a)	406	10	Synaptics Inc (a)	1,624	46
K12 Inc (a)	1,011	28	Syntel Inc	609	34
Kelly Services Inc (a)	202	4	Unisys Corp (a)	798	23
Kendle International Inc (a)	146	2	Xyratex Ltd (a)	2,182	29
Kenexa Corp (a)	1,048	22		$ 8,034
Kforce Inc (a)	133,792	2,393	Consumer Products - 0.02%
Korn/Ferry International (a)	46,551	1,089	American Greetings Corp	166	4
Landauer Inc	428	25	Ennis Inc	362	6
Lincoln Educational Services Corp	1,014	15	Kid Brands Inc (a)	177	2
MAXIMUS Inc	810	55	Oil-Dri Corp of America	64	1
McGrath Rentcorp	701	18	Summer Infant Inc (a)	731	5
Medifast Inc (a)	980	23	WD-40 Co	733	29
MedQuist Inc	809	8		$ 47
Midas Inc (a)	1,031	7	Cosmetics & Personal Care - 0.01%
Monro Muffler Brake Inc	28,042	927	Inter Parfums Inc	1,039	19
Multi-Color Corp	60	1	Revlon Inc (a)	414	4
National Research Corp	120	4		$ 23
Navigant Consulting Inc (a)	791	8	Distribution & Wholesale - 2.41%
On Assignment Inc (a)	275	2	Beacon Roofing Supply Inc (a)	1,830	33

See accompanying notes

243

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale (continued)			Electronics (continued)
BMP Sunstone Corp (a)	366 $	4	Multi-Fineline Electronix Inc (a)	621 $	18
Brightpoint Inc (a)	3,385	31	Newport Corp (a)	749	13
Chindex International Inc (a)	394	6	OSI Systems Inc (a)	603	23
Core-Mark Holding Co Inc (a)	124	4	Park Electrochemical Corp	610	19
MWI Veterinary Supply Inc (a)	45,067	2,802	Plexus Corp (a)	1,933	52
Owens & Minor Inc	2,238	66	Pulse Electronics Corp	2,784	14
Pool Corp	2,216	54	Rofin-Sinar Technologies Inc (a)	647	25
United Stationers Inc (a)	743	46	Sanmina-SCI Corp (a)	3,810	57
Watsco Inc	1,340	84	Sonic Solutions Inc (a)	60,295	879
WESCO International Inc (a)	43,270	2,425	Spectrum Control Inc (a)	320	4
	$ 5,555		Viasystems Group Inc (a)	212	4
Diversified Financial Services - 0.54%			Watts Water Technologies Inc	191	7
BGC Partners Inc	2,564	21	Woodward Inc	2,972	100
Credit Acceptance Corp (a)	392	22	Zygo Corp (a)	191	2
Diamond Hill Investment Group Inc	158	11		$ 7,620
Duff & Phelps Corp	1,273	22	Energy - Alternate Sources - 0.79%
Encore Capital Group Inc (a)	697	16	Clean Energy Fuels Corp (a)	1,839	22
Epoch Holding Corp	813	12	FuelCell Energy Inc (a)	362,004	634
Evercore Partners Inc - Class A	24,683	797	Headwaters Inc (a)	80,839	425
GAMCO Investors Inc	304	13	JA Solar Holdings Co Ltd ADR(a)	107,464	741
GFI Group Inc	2,774	14		$ 1,822
Higher One Holdings Inc (a)	513	10	Engineering & Construction - 0.39%
KBW Inc	947	25	Argan Inc (a)	120	1
MarketAxess Holdings Inc	1,243	25	Exponent Inc (a)	636	23
Nelnet Inc	149	3	Insituform Technologies Inc (a)	1,645	45
Netspend Holdings Inc (a)	1,111	16	Michael Baker Corp (a)	92	3
optionsXpress Holdings Inc	1,898	28	Mistras Group Inc (a)	1,048	15
Portfolio Recovery Associates Inc (a)	765	55	Orion Marine Group Inc (a)	1,945	23
Pzena Investment Management Inc	523	4	Tutor Perini Corp	34,323	779
Stifel Financial Corp (a)	1,389	89	VSE Corp	153	5
Virtus Investment Partners Inc (a)	325	16		$ 894
Westwood Holdings Group Inc	383	14	Entertainment - 0.88%
World Acceptance Corp (a)	382	21	Bluegreen Corp (a)	98,342	344
	$ 1,234		National CineMedia Inc	2,370	42
Electric - 0.01%			Shuffle Master Inc (a)	159,604	1,650
Ameresco Inc (a)	323	5		$ 2,036
EnerNOC Inc (a)	749	19	Environmental Control - 0.42%
	$ 24		Calgon Carbon Corp (a)	2,259	32
Electrical Components & Equipment - 2.28%			Clean Harbors Inc (a)	1,125	101
A123 Systems Inc (a)	2,917	26	Darling International Inc (a)	2,857	39
Advanced Battery Technologies Inc (a)	3,110	12	Mine Safety Appliances Co	749	23
American Superconductor Corp (a)	54,335	1,481	Tetra Tech Inc (a)	33,343	772
Belden Inc	2,280	79		$ 967
EnerSys (a)	691	23	Food - 1.02%
Generac Holdings Inc (a)	474	7	Arden Group Inc	84	7
GrafTech International Ltd (a)	5,800	122	B&G Foods Inc	1,918	26
Graham Corp	9,494	220	Calavo Growers Inc	767	18
Littelfuse Inc	900	46	Cal-Maine Foods Inc	905	26
Power-One Inc (a)	128,766	1,378	Diamond Foods Inc	30,702	1,529
PowerSecure International Inc (a)	53,862	394	Fresh Market Inc/The (a)	12,434	457
Satcon Technology Corp (a)	187,904	911	J&J Snack Foods Corp	625	27
Universal Display Corp (a)	15,902	539	Lancaster Colony Corp	888	49
Vicor Corp	1,412	21	Ruddick Corp	1,068	36
	$ 5,259		Sanderson Farms Inc	912	37
Electronics - 3.31%			Senomyx Inc (a)	2,762	16
American Science & Engineering Inc	438	38	Snyders-Lance Inc	1,160	24
Analogic Corp	14,905	761	Tootsie Roll Industries Inc	873	24
Badger Meter Inc	721	30	United Natural Foods Inc (a)	1,928	71
Ballantyne Strong Inc (a)	50,904	383	Village Super Market Inc	203	6
Benchmark Electronics Inc (a)	402	8		$ 2,353
Checkpoint Systems Inc (a)	1,133	23	Forest Products & Paper - 0.62%
Coherent Inc (a)	835	45	Clearwater Paper Corp (a)	388	31
CTS Corp	662	8	Deltic Timber Corp	420	25
Daktronics Inc	58,735	897	Neenah Paper Inc	491	9
DDi Corp	898	10	Potlatch Corp	918	34
Dionex Corp (a)	805	95	Schweitzer-Mauduit International Inc	22,199	1,331
FARO Technologies Inc (a)	59,119	1,793
FEI Co (a)	706	19		$ 1,430
II-VI Inc (a)	45,873	2,266	Gas - 0.01%
LaBarge Inc (a)	721	10	South Jersey Industries Inc	362	19
Methode Electronics Inc	1,456	17
See accompanying notes			244

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Hand & Machine Tools - 0.02%			Healthcare - Products (continued)
Franklin Electric Co Inc	1,042 $	43	Zoll Medical Corp (a)	979 $	40
				$ 13,410
Healthcare - Products - 5.82%			Healthcare - Services - 1.72%
Abaxis Inc (a)	1,006	27	Air Methods Corp (a)	14,951	766
ABIOMED Inc (a)	2,236	22	Alliance HealthCare Services Inc (a)	1,779	7
Accuray Inc (a)	3,578	31	Allied Healthcare International Inc (a)	639	2
Affymetrix Inc (a)	121,588	589	Almost Family Inc (a)	580	19
Align Technology Inc (a)	2,664	56	Amedisys Inc (a)	1,281	44
American Medical Systems Holdings Inc (a)	3,390	66	American Dental Partners Inc (a)	92	1
ArthroCare Corp (a)	1,231	34	AMERIGROUP Corp (a)	487	26
Atrion Corp	113	19	Bio-Reference Labs Inc (a)	69,028	1,594
BioMimetic Therapeutics Inc (a)	81,208	1,053	Continucare Corp (a)	1,564	6
Bruker BioSciences Corp (a)	47,225	827	Emeritus Corp (a)	1,021	20
Caliper Life Sciences Inc (a)	256,137	1,650	Ensign Group Inc/The	930	23
Cardiovascular Systems Inc (a)	36,760	435	Genoptix Inc (a)	1,268	32
Cepheid Inc (a)	2,659	63	Gentiva Health Services Inc (a)	708	16
Conceptus Inc (a)	1,414	19	Healthsouth Corp (a)	10,082	228
CryoLife Inc (a)	270	1	IPC The Hospitalist Co Inc (a)	725	27
Cutera Inc (a)	30,043	246	LHC Group Inc (a)	713	19
Cyberonics Inc (a)	1,243	41	Metropolitan Health Networks Inc (a)	2,696	12
Delcath Systems Inc (a)	1,988	19	Molina Healthcare Inc (a)	35,491	1,088
DexCom Inc (a)	2,475	35	Neostem Inc (a)	1,940	3
Endologix Inc (a)	3,423	20	RehabCare Group Inc (a)	299	7
Exactech Inc (a)	414	7	Sunrise Senior Living Inc (a)	2,545	20
Genomic Health Inc (a)	1,017	23	US Physical Therapy Inc (a)	648	12
Haemonetics Corp (a)	1,147	68		$ 3,972
Hanger Orthopedic Group Inc (a)	898	18	Holding Companies - Diversified - 0.00%
HeartWare International Inc (a)	12,006	1,117	Primoris Services Corp	181	1
ICU Medical Inc (a)	191	7
Immucor Inc (a)	3,128	62	Home Builders - 0.01%
Insulet Corp (a)	1,752	30	Winnebago Industries Inc (a)	1,315	20
Integra LifeSciences Holdings Corp (a)	939	44
Invacare Corp	106	3	Home Furnishings - 0.05%
IRIS International Inc (a)	1,270	13	DTS Inc/CA (a)	682	30
Kensey Nash Corp (a)	532	13	Select Comfort Corp (a)	2,106	21
LCA-Vision Inc (a)	19,622	133	TiVo Inc (a)	4,506	44
Luminex Corp (a)	1,707	29	Universal Electronics Inc (a)	371	10
MAKO Surgical Corp (a)	1,230	19		$ 105
Masimo Corp	15,219	456	Insurance - 0.35%
Medtox Scientific Inc	28,493	384	American Safety Insurance Holdings Ltd (a)	37,156	745
Meridian Bioscience Inc	1,819	40	CNO Financial Group Inc (a)	1,240	8
Merit Medical Systems Inc (a)	1,827	27
			Crawford & Co	1,708	6
Natus Medical Inc (a)	33,298	502	eHealth Inc (a)	1,716	21
NuVasive Inc (a)	1,573	44
NxStage Medical Inc (a)	46,150	1,110	First American Financial Corp	427	6
Orthofix International NV (a)	824	24	Life Partners Holdings Inc	649	7
Orthovita Inc (a)	4,826	10	Tower Group Inc	760	20
Palomar Medical Technologies Inc (a)	27,997	416		$ 813
PSS World Medical Inc (a)	2,559	61	Internet - 6.79%
Pure Bioscience (a)	2,681	5	AboveNet Inc	29,347	1,748
			Ancestry.com Inc (a)	879	31
Quidel Corp (a)	1,564	21
			Blue Coat Systems Inc (a)	1,994	57
Rochester Medical Corp (a)	736	8
			Blue Nile Inc (a)	564	32
Sirona Dental Systems Inc (a)	1,498	66
			Cogent Communications Group Inc (a)	2,004	27
Solta Medical Inc (a)	1,254	3
			comScore Inc (a)	912	22
SonoSite Inc (a)	652	22
			Constant Contact Inc (a)	1,138	32
Spectranetics Corp (a)	2,270	10
			DealerTrack Holdings Inc (a)	1,335	26
STAAR Surgical Co (a)	2,356	12
			Dice Holdings Inc (a)	1,156	15
Stereotaxis Inc (a)	2,181	7
			eResearchTechnology Inc (a)	3,498	23
STERIS Corp	2,569	89	Global Sources Ltd (a)	1,179	12
Syneron Medical Ltd (a)	611	6
			GSI Commerce Inc (a)	49,556	1,142
Synovis Life Technologies Inc (a)	833	12
			HealthStream Inc (a)	106,682	743
Thoratec Corp (a)	36,760	867
			Infospace Inc (a)	420	3
TomoTherapy Inc (a)	175,168	585
			Internet Capital Group Inc (a)	240	3
Unilife Corp (a)	3,461	17
			j2 Global Communications Inc (a)	1,451	40
Vascular Solutions Inc (a)	1,145	12
Vital Images Inc (a)	717	10	Keynote Systems Inc	111	2
			KIT Digital Inc (a)	52,492	723
Volcano Corp (a)	61,530	1,615
			Limelight Networks Inc (a)	125,644	783
West Pharmaceutical Services Inc	1,492	60	Lionbridge Technologies Inc (a)	4,156	16
Wright Medical Group Inc (a)	1,710	25
			Liquidity Services Inc (a)	1,084	16
Young Innovations Inc	179	5	Local.com Corp (a)	1,157	5
			LoopNet Inc (a)	52,874	543

See accompanying notes

245

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Media (continued)
Move Inc (a)	6,271 $	14	Entercom Communications Corp (a)	1,327 $	13
Network Engines Inc (a)	218,455	398	Journal Communications Inc (a)	405	2
NIC Inc	2,588	27	Lee Enterprises Inc (a)	3,249	9
Nutrisystem Inc	21,040	399	McClatchy Co/The (a)	4,316	22
Online Resources Corp (a)	661	4	Sinclair Broadcast Group Inc	238	2
OpenTable Inc (a)	732	58		$ 2,032
Overstock.com Inc (a)	1,064	16	Metal Fabrication & Hardware - 0.42%
Perficient Inc (a)	59,650	697	CIRCOR International Inc	19,217	776
Rackspace Hosting Inc (a)	47,054	1,577	Furmanite Corp (a)	2,343	18
Sapient Corp	4,778	57	Kaydon Corp	1,610	62
Shutterfly Inc (a)	1,214	40	Mueller Industries Inc	364	12
Sourcefire Inc (a)	35,040	862	Mueller Water Products Inc - Class A	5,692	23
Stamps.com Inc	704	9	RBC Bearings Inc (a)	1,059	37
support.com Inc (a)	141,740	785	Sun Hydraulics Corp	498	18
TeleCommunication Systems Inc (a)	1,263	5	Worthington Industries Inc	1,356	26
Terremark Worldwide Inc (a)	2,381	45		$ 972
TIBCO Software Inc (a)	82,662	1,817	Mining - 1.43%
Travelzoo Inc (a)	406	19	Allied Nevada Gold Corp (a)	46,534	1,230
United Online Inc	1,262	9	AMCOL International Corp	939	28
ValueClick Inc (a)	2,936	41	Brush Engineered Materials Inc (a)	114	4
VASCO Data Security International Inc (a)	1,557	12	Capital Gold Corp (a)	4,599	22
VirnetX Holding Corp	1,620	20	Globe Specialty Metals Inc	2,464	45
Vocus Inc (a)	28,800	747	Golden Star Resources Ltd (a)	12,141	45
Web.com Group Inc (a)	84,124	791	Horsehead Holding Corp (a)	72,184	918
Websense Inc (a)	1,956	38	Jaguar Mining Inc (a)	3,234	19
Zix Corp (a)	252,080	1,134	Molycorp Inc (a)	454	21
	$ 15,665		Noranda Aluminum Holding Corp (a)	983	15
Iron & Steel - 0.00%			Stillwater Mining Co (a)	41,294	896
Shiloh Industries Inc	185	2	Thompson Creek Metals Co Inc (a)	1,054	14
			United States Lime & Minerals Inc (a)	175	7
Leisure Products & Services - 0.43%			US Gold Corp (a)	4,071	26
Brunswick Corp/DE	3,492	70		$ 3,290
Interval Leisure Group Inc (a)	1,755	28	Miscellaneous Manufacturing - 1.75%
Life Time Fitness Inc (a)	1,665	66	Actuant Corp	48,105	1,334
Polaris Industries Inc	10,765	828	Acuity Brands Inc	1,750	97
	$ 992		AO Smith Corp	1,650	71
Lodging - 0.24%			AZZ Inc	568	23
7 Days Group Holdings Ltd ADR(a)	30,057	547	Barnes Group Inc	1,708	34
Monarch Casino & Resort Inc (a)	171	2	Blount International Inc (a)	2,332	35
	$ 549		Brink's Co/The	1,969	53
Machinery - Diversified - 1.81%			CLARCOR Inc	2,302	99
Altra Holdings Inc (a)	1,307	27	Colfax Corp (a)	1,172	22
Applied Industrial Technologies Inc	2,064	65	Eastman Kodak Co (a)	12,194	45
Briggs & Stratton Corp	1,518	30	EnPro Industries Inc (a)	625	26
Cascade Corp	9,016	424	ESCO Technologies Inc	17,287	627
Cognex Corp	1,505	47	Fabrinet (a)	495	12
Columbus McKinnon Corp/NY (a)	15,499	261	GP Strategies Corp (a)	382	4
DXP Enterprises Inc (a)	556	12	Hexcel Corp (a)	3,208	61
Gorman-Rupp Co/The	882	28	John Bean Technologies Corp	1,355	24
Intermec Inc (a)	2,114	24	Koppers Holdings Inc	826	32
Intevac Inc (a)	577	8	LSB Industries Inc (a)	32,214	971
iRobot Corp (a)	949	26	Matthews International Corp	1,366	48
Kadant Inc (a)	225	5	Metabolix Inc (a)	1,935	17
Lindsay Corp	491	32	Park-Ohio Holdings Corp (a)	534	11
Manitex International Inc (a)	39,889	223	Polypore International Inc (a)	876	42
Middleby Corp (a)	17,322	1,417	Raven Industries Inc	5,639	266
NACCO Industries Inc	250	25	Standex International Corp	155	5
Nordson Corp	8,678	801	STR Holdings Inc (a)	1,296	24
Presstek Inc (a)	70,704	148	Sturm Ruger & Co Inc	1,389	21
Robbins & Myers Inc	12,164	505	Tredegar Corp	133	2
Sauer-Danfoss Inc (a)	840	24	Trimas Corp (a)	1,027	19
Tennant Co	759	31		$ 4,025
Twin Disc Inc	80	3	Office Furnishings - 0.54%
	$ 4,166		Herman Miller Inc	2,777	67
Media - 0.88%			HNI Corp	1,819	55
Acacia Research - Acacia Technologies (a)	45,891	1,120	Interface Inc	65,870	1,071
Belo Corp (a)	4,141	28	Knoll Inc	2,292	38
CKX Inc (a)	687	2	Steelcase Inc	643	7
Demand Media Inc (a)	11,174	227		$ 1,238
DG FastChannel Inc (a)	21,712	595
Dolan Co/The (a)	899	12
See accompanying notes			246

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 4.36%			Pharmaceuticals (continued)
Abraxas Petroleum Corp (a)	1,741 $	8	Isis Pharmaceuticals Inc (a)	3,782 $	34
Apco Oil and Gas International Inc	420	26	Jazz Pharmaceuticals Inc (a)	11,915	267
Brigham Exploration Co (a)	40,076	1,186	Keryx Biopharmaceuticals Inc (a)	3,711	15
Bronco Drilling Co Inc (a)	66,060	457	Lannett Co Inc (a)	393	2
Callon Petroleum Co (a)	1,948	17	MannKind Corp (a)	2,623	13
Carrizo Oil & Gas Inc (a)	1,250	42	Medivation Inc (a)	1,358	19
Clayton Williams Energy Inc (a)	243	22	Nabi Biopharmaceuticals (a)	3,060	17
Contango Oil & Gas Co (a)	341	20	Nature's Sunshine Products Inc (a)	531	4
CVR Energy Inc (a)	63,831	1,106	Nektar Therapeutics (a)	4,211	47
Energy XXI Bermuda Ltd (a)	3,164	91	Neogen Corp (a)	1,010	36
Georesources Inc (a)	37,220	1,029	Neurocrine Biosciences Inc (a)	3,515	26
GMX Resources Inc (a)	36,504	191	NeurogesX Inc (a)	798	4
Gulfport Energy Corp (a)	21,013	503	Obagi Medical Products Inc (a)	1,224	13
Kodiak Oil & Gas Corp (a)	106,718	678	Onyx Pharmaceuticals Inc (a)	2,500	88
McMoRan Exploration Co (a)	3,775	59	Opko Health Inc (a)	6,336	25
Northern Oil and Gas Inc (a)	44,086	1,216	Osiris Therapeutics Inc (a)	1,152	8
Oasis Petroleum Inc (a)	941	30	Pain Therapeutics Inc (a)	2,540	16
Panhandle Oil and Gas Inc	513	14	Pharmacyclics Inc (a)	3,156	16
Petroquest Energy Inc (a)	855	7	Pharmasset Inc (a)	15,218	738
RAM Energy Resources Inc (a)	3,560	6	PharMerica Corp (a)	791	9
Resolute Energy Corp (a)	241	4	POZEN Inc (a)	1,923	12
Rex Energy Corp (a)	380	5	Questcor Pharmaceuticals Inc (a)	56,519	874
Rosetta Resources Inc (a)	1,484	59	Rigel Pharmaceuticals Inc (a)	3,718	25
Stone Energy Corp (a)	208	5	Salix Pharmaceuticals Ltd (a)	22,547	923
Swift Energy Co (a)	24,658	1,052	Santarus Inc (a)	3,676	12
TransAtlantic Petroleum Ltd (a)	5,657	16	Savient Pharmaceuticals Inc (a)	3,077	28
Vaalco Energy Inc (a)	378	3	Sciclone Pharmaceuticals Inc (a)	2,626	10
Venoco Inc (a)	309	6	SIGA Technologies Inc (a)	1,568	18
W&T Offshore Inc	209	4	Spectrum Pharmaceuticals Inc (a)	3,584	22
Warren Resources Inc (a)	769	4	Targacept Inc (a)	1,049	27
Whiting Petroleum Corp (a)	17,375	2,194	Theravance Inc (a)	2,846	60
	$ 10,060		USANA Health Sciences Inc (a)	442	17
Oil & Gas Services - 1.06%			Vanda Pharmaceuticals Inc (a)	1,998	16
CARBO Ceramics Inc	876	101	Vivus Inc (a)	3,228	29
Dril-Quip Inc (a)	1,560	120	Zalicus Inc (a)	4,457	9
ION Geophysical Corp (a)	5,820	55	Zogenix Inc (a)	401	2
Key Energy Services Inc (a)	491	7		$ 6,599
Lufkin Industries Inc	1,358	91	Real Estate - 0.00%
Matrix Service Co (a)	362	4	HFF Inc (a)	812	10
Newpark Resources Inc (a)	420	3
OYO Geospace Corp (a)	274	26	REITS - 0.98%
RPC Inc	68,483	1,204	Acadia Realty Trust	592	11
Tesco Corp (a)	53,858	822	Alexander's Inc	53	22
Tetra Technologies Inc (a)	556	6	Associated Estates Realty Corp	1,635	24
	$ 2,439		Campus Crest Communities Inc	208	3
Packaging & Containers - 0.04%			Coresite Realty Corp	133	2
Rock-Tenn Co	619	41	DiamondRock Hospitality Co (a)	70,169	851
Silgan Holdings Inc	1,216	46	DuPont Fabros Technology Inc	43,311	992
	$ 87		EastGroup Properties Inc	534	23
Pharmaceuticals - 2.86%			Equity Lifestyle Properties Inc	769	44
Akorn Inc (a)	140,289	701	Equity One Inc	340	6
Antares Pharma Inc (a)	4,776	7	Getty Realty Corp	644	19
Anthera Pharmaceuticals Inc (a)	414	2	Home Properties Inc	556	31
Ardea Biosciences Inc (a)	966	26	LTC Properties Inc	330	9
Array BioPharma Inc (a)	3,598	10	Mid-America Apartment Communities Inc	897	57
Auxilium Pharmaceuticals Inc (a)	1,676	38	National Health Investors Inc	449	21
BioScrip Inc (a)	192,435	996	Omega Healthcare Investors Inc	1,383	31
Cadence Pharmaceuticals Inc (a)	2,246	17	PS Business Parks Inc	268	16
Caraco Pharmaceutical Laboratories Ltd (a)	181	1	Saul Centers Inc	281	13
Catalyst Health Solutions Inc (a)	15,646	679	Tanger Factory Outlet Centers	2,076	54
Corcept Therapeutics Inc (a)	37,154	151	Universal Health Realty Income Trust	419	15
Cumberland Pharmaceuticals Inc (a)	883	5	Urstadt Biddle Properties Inc	183	4
Depomed Inc (a)	38,934	327	Washington Real Estate Investment Trust	721	22
Durect Corp (a)	6,313	20		$ 2,270
Dyax Corp (a)	7,073	13	Retail - 6.90%
Eurand NV (a)	1,308	16	99 Cents Only Stores (a)	1,758	26
Hi-Tech Pharmacal Co Inc (a)	655	15	AFC Enterprises Inc (a)	1,516	23
Impax Laboratories Inc (a)	2,505	58	AnnTaylor Stores Corp (a)	2,668	59
Infinity Pharmaceuticals Inc (a)	735	4	Asbury Automotive Group Inc (a)	1,312	24
Inspire Pharmaceuticals Inc (a)	4,306	17	Ascena Retail Group Inc (a)	2,484	67
Ironwood Pharmaceuticals Inc (a)	1,383	15	Biglari Holdings Inc (a)	8	3

See accompanying notes

247

Schedule of Investments SmallCap Growth Fund II January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Savings & Loans - 0.33%
BJ's Restaurants Inc (a)	34,788 $	1,229	BankUnited Inc (a)	19,106 $	535
Body Central Corp (a)	61,278	1,044	Capitol Federal Financial Inc	19,085	232
Bon-Ton Stores Inc/The (a)	282	3	ViewPoint Financial Group	370	5
Bravo Brio Restaurant Group Inc (a)	611	10		$ 772
Brown Shoe Co Inc	2,147	27	Semiconductors - 5.14%
Buckle Inc/The	1,114	40	Amkor Technology Inc (a)	5,027	41
Buffalo Wild Wings Inc (a)	810	35	Applied Micro Circuits Corp (a)	3,137	31
Build-A-Bear Workshop Inc (a)	72,411	555	ATMI Inc (a)	180	4
Caribou Coffee Co Inc (a)	527	5	AXT Inc (a)	926	10
Carrols Restaurant Group Inc (a)	889	6	Brooks Automation Inc (a)	1,828	21
Casey's General Stores Inc	652	28	Cabot Microelectronics Corp (a)	362	16
Cash America International Inc	701	28	Cavium Networks Inc (a)	43,109	1,705
Casual Male Retail Group Inc (a)	2,505	11	Ceva Inc (a)	34,727	839
Cato Corp/The	1,244	30	Cirrus Logic Inc (a)	3,313	70
CEC Entertainment Inc (a)	930	34	Cohu Inc	307	5
Cheesecake Factory Inc/The (a)	2,702	80	Conexant Systems Inc (a)	5,484	11
Childrens Place Retail Stores Inc/The (a)	1,061	44	Diodes Inc (a)	1,625	42
Coinstar Inc (a)	1,426	59	Entegris Inc (a)	3,014	23
Collective Brands Inc (a)	1,970	40	Entropic Communications Inc (a)	107,849	1,183
Cost Plus Inc (a)	189,774	1,613	GSI Technology Inc (a)	920	8
Cracker Barrel Old Country Store Inc	984	51	GT Solar International Inc (a)	2,991	33
Denny's Corp (a)	7,070	27	Hittite Microwave Corp (a)	11,838	708
Destination Maternity Corp	345	14	Inphi Corp (a)	17,849	338
DineEquity Inc (a)	813	42	Integrated Device Technology Inc (a)	4,532	29
Domino's Pizza Inc (a)	920	15	Integrated Silicon Solution Inc (a)	1,562	16
DSW Inc (a)	619	21	IXYS Corp (a)	1,103	13
Einstein Noah Restaurant Group Inc	22,841	355	Kopin Corp (a)	1,691	7
Express Inc	1,161	20	Kulicke & Soffa Industries Inc (a)	3,339	33
Ezcorp Inc (a)	1,924	52	Lattice Semiconductor Corp (a)	5,574	35
Finish Line Inc/The	51,335	790	LTX-Credence Corp (a)	3,427	30
First Cash Financial Services Inc (a)	1,355	45	MaxLinear Inc (a)	512	6
Genesco Inc (a)	173	6	Micrel Inc	2,437	33
Gordmans Stores Inc (a)	200	3	Microsemi Corp (a)	54,949	1,236
Hibbett Sports Inc (a)	62,322	1,995	Mindspeed Technologies Inc (a)	2,289	16
HSN Inc (a)	1,737	49	MIPS Technologies Inc (a)	56,181	698
Jack in the Box Inc (a)	2,055	45	MKS Instruments Inc	1,004	29
Jo-Ann Stores Inc (a)	1,221	74	Monolithic Power Systems Inc (a)	1,553	23
JOS A Bank Clothiers Inc (a)	1,230	53	Nanometrics Inc (a)	1,295	22
Kirkland's Inc (a)	1,134	15	Netlogic Microsystems Inc (a)	38,729	1,350
Krispy Kreme Doughnuts Inc (a)	4,228	28	Omnivision Technologies Inc (a)	1,708	44
Liz Claiborne Inc (a)	3,800	19	Pericom Semiconductor Corp (a)	212	2
Lumber Liquidators Holdings Inc (a)	888	25	PLX Technology Inc (a)	2,505	8
McCormick & Schmick's Seafood Restaurants Inc	72,319	651	Power Integrations Inc	1,181	44
(a)			Richardson Electronics Ltd/United States	69,515	900
New York & Co Inc (a)	73,738	412	Rovi Corp (a)	17,543	1,083
Nu Skin Enterprises Inc	2,293	69	Rubicon Technology Inc (a)	24,122	434
OfficeMax Inc (a)	1,211	19	Rudolph Technologies Inc (a)	2,099	21
Papa John's International Inc (a)	731	21	Semtech Corp (a)	2,450	53
PetMed Express Inc	1,672	25	Sigma Designs Inc (a)	320	4
PF Chang's China Bistro Inc	1,035	48	Silicon Image Inc (a)	4,233	29
Pier 1 Imports Inc (a)	4,648	44	Standard Microsystems Corp (a)	503	12
Pricesmart Inc	635	23	Supertex Inc (a)	702	16
Retail Ventures Inc (a)	1,679	25	Tessera Technologies Inc (a)	1,394	24
Rue21 Inc (a)	590	17	TriQuint Semiconductor Inc (a)	7,437	98
Rush Enterprises Inc - Class A (a)	27,349	522	Ultra Clean Holdings (a)	21,770	272
Ruth's Hospitality Group Inc (a)	2,178	10	Ultratech Inc (a)	926	21
Sally Beauty Holdings Inc (a)	3,791	50	Veeco Instruments Inc (a)	1,943	84
Shoe Carnival Inc (a)	118	3	Volterra Semiconductor Corp (a)	1,187	29
Sonic Automotive Inc	454	6		$ 11,842
Sonic Corp (a)	2,767	27	Software - 6.84%
Stein Mart Inc	795	6	Accelrys Inc (a)	2,124	17
Talbots Inc (a)	2,356	13	ACI Worldwide Inc (a)	1,538	41
Texas Roadhouse Inc (a)	86,399	1,436	Actuate Corp (a)	3,169	18
Ulta Salon Cosmetics & Fragrance Inc (a)	67,802	2,512	Acxiom Corp (a)	38,403	662
Vera Bradley Inc (a)	641	22	Advent Software Inc (a)	25,294	748
Vitamin Shoppe Inc (a)	19,957	633	American Software Inc/Georgia	1,597	11
Wet Seal Inc/The (a)	103,574	354	Ariba Inc (a)	4,167	117
Winmark Corp	161	5	Aspen Technology Inc (a)	2,895	41
World Fuel Services Corp	1,701	64	athenahealth Inc (a)	1,320	57
Zumiez Inc (a)	932	22	Blackbaud Inc	2,077	55
	$ 15,906		Blackboard Inc (a)	1,346	52

See accompanying notes

248

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
Bottomline Technologies Inc (a)	1,297 $	30	KVH Industries Inc (a)	1,100 $	13
Callidus Software Inc (a)	151,941	950	LogMeIn Inc (a)	19,533	753
CommVault Systems Inc (a)	2,000	62	Loral Space & Communications Inc (a)	424	32
Computer Programs & Systems Inc	438	23	Netgear Inc (a)	1,405	49
Concur Technologies Inc (a)	13,743	702	Neutral Tandem Inc (a)	1,556	24
CSG Systems International Inc (a)	1,156	22	Novatel Wireless Inc (a)	301	2
Deltek Inc (a)	1,276	9	NTELOS Holdings Corp	1,263	25
DemandTec Inc (a)	111,288	1,341	Oclaro Inc (a)	1,949	27
Digi International Inc (a)	409	4	Oplink Communications Inc (a)	541	13
Ebix Inc (a)	31,725	716	PAETEC Holding Corp (a)	6,152	24
EPIQ Systems Inc	209	3	Plantronics Inc	2,313	82
Interactive Intelligence Inc (a)	51,863	1,698	Powerwave Technologies Inc (a)	319,031	1,113
Lawson Software Inc (a)	6,434	60	RF Micro Devices Inc (a)	12,876	87
Mantech International Corp (a)	922	37	SAVVIS Inc (a)	1,507	46
MedAssets Inc (a)	1,966	39	Shenandoah Telecommunications Co	977	16
Medidata Solutions Inc (a)	35,105	875	ShoreTel Inc (a)	116,212	881
MicroStrategy Inc (a)	389	41	Sonus Networks Inc (a)	6,892	19
Monotype Imaging Holdings Inc (a)	1,499	17	SureWest Communications (a)	32,051	351
NetSuite Inc (a)	717	19	Tekelec (a)	599	7
Omnicell Inc (a)	1,455	20	TeleNav Inc (a)	534	6
Opnet Technologies Inc	947	27	Tessco Technologies Inc	197	2
Parametric Technology Corp (a)	5,387	120	USA Mobility Inc	855	15
Pegasystems Inc	637	22	ViaSat Inc (a)	24,827	1,077
Progress Software Corp (a)	2,933	84	Vonage Holdings Corp (a)	3,168	10
PROS Holdings Inc (a)	40,438	404	Westell Technologies Inc (a)	190,505	591
QLIK Technologies Inc (a)	26,522	615			$ 17,193
Quality Systems Inc	11,753	938	Textiles - 0.00%
Quest Software Inc (a)	2,520	65	Culp Inc (a)	598	6
RealPage Inc (a)	28,858	790
Renaissance Learning Inc	25,542	271	Toys, Games & Hobbies - 0.00%
RightNow Technologies Inc (a)	983	25	RC2 Corp (a)	123	2
Rosetta Stone Inc (a)	710	13
Schawk Inc	641	12	Transportation - 0.71%
SciQuest Inc (a)	30,142	405	Air Transport Services Group Inc (a)	78,793	583
Seachange International Inc (a)	958	8	Dynamex Inc (a)	323	8
Smith Micro Software Inc (a)	1,937	24	Forward Air Corp	1,395	39
SolarWinds Inc (a)	1,562	29	Genesee & Wyoming Inc (a)	1,560	81
Synchronoss Technologies Inc (a)	934	27	Golar LNG Ltd	209	4
Take-Two Interactive Software Inc (a)	462	6	Heartland Express Inc	2,343	37
Taleo Corp (a)	20,772	612	HUB Group Inc (a)	22,253	774
Tyler Technologies Inc (a)	1,328	28	Knight Transportation Inc	2,391	45
Ultimate Software Group Inc (a)	43,675	2,122	Old Dominion Freight Line Inc (a)	1,516	49
VeriFone Systems Inc (a)	16,011	639	Pacer International Inc (a)	2,356	15
	$ 15,773		Scorpio Tankers Inc (a)	706	7
Telecommunications - 7.46%					$ 1,642
Acme Packet Inc (a)	50,849	2,735	Trucking & Leasing - 0.34%
ADTRAN Inc	2,979	123	Greenbrier Cos Inc (a)	32,239	763
Alaska Communications Systems Group Inc	3,226	30	Textainer Group Holdings Ltd	663	21
Alliance Fiber Optic Products Inc (a)	30,967	574			$ 784
Anaren Inc (a)	150	3	TOTAL COMMON STOCKS		$ 220,591
Anixter International Inc	673	43		Principal
Arris Group Inc (a)	1,770	22
Aruba Networks Inc (a)	103,410	2,228		Amount
			BONDS - 0.00%	(000's)	Value (000's)
Atlantic Tele-Network Inc	634	24	Diversified Financial Services - 0.00%
AudioCodes Ltd (a)	154,647	1,069
			GAMCO Investors Inc
Cincinnati Bell Inc (a)	3,903	11	0.00%, 12/31/2015(a)	$ 1	$ 1
Comtech Telecommunications Corp	758	21
Consolidated Communications Holdings Inc	1,398	25	TOTAL BONDS		$ 1
CPI International Inc (a)	99	2
DigitalGlobe Inc (a)	1,110	34		Maturity
Extreme Networks (a)	1,732	6		Amount
Finisar Corp (a)	3,029	101	REPURCHASE AGREEMENTS - 3.36%	(000's)	Value (000's)
GeoEye Inc (a)	888	35	Banks - 3.36%
Global Crossing Ltd (a)	54,909	732	Investment in Joint Trading Account; Credit Suisse 1,608		$ 1,608
Hughes Communications Inc (a)	400	24	Repurchase Agreement; 0.21% dated
Hypercom Corp (a)	2,209	20	01/31/11 maturing 02/01/11 (collateralized by
Infinera Corp (a)	3,206	24	US Treasury Notes; $1,640,106; 0.88% -
InterDigital Inc	12,003	577	5.13%; dated 05/31/11 - 05/15/16)
IPG Photonics Corp (a)	68,182	2,362
Ixia (a)	68,881	1,084
Knology Inc (a)	1,266	19

See accompanying notes

249

Schedule of Investments
SmallCap Growth Fund II
January 31, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	2,144	$ 2,143
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,186,808; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	804	804
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $820,052; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	2,145	2,146
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,188,371; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	1,045	1,045
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $1,066,068; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
$ 7,746
TOTAL REPURCHASE AGREEMENTS		$ 7,746
Total Investments		$ 228,338
Other Assets in Excess of Liabilities, Net - 0.95%		$ 2,192
TOTAL NET ASSETS - 100.00%		$ 230,530

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 57,764
Unrealized Depreciation		(5,314)
Net Unrealized Appreciation (Depreciation)		$ 52,450
Cost for federal income tax purposes		$ 175,888
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18 .71%
Consumer, Cyclical		17 .12%
Communications		15 .47%
Technology		15 .46%
Industrial		13 .30%
Financial		8 .45%
Energy		6 .55%
Basic Materials		3 .97%
Utilities		0 .02%
Diversified		0 .00%
Other Assets in Excess of Liabilities, Net		0 .95%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2011	Long	137 $	10,822	$ 10,689	$ (133)
$ (133)

All dollar amounts are shown in thousands (000's)

See accompanying notes

250

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS - 98.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.79%			Banks (continued)
AAR Corp (a)	33,764 $	904	Texas Capital Bancshares Inc (a)	31,624 $	771
Aerovironment Inc (a)	12,924	364	Tompkins Financial Corp	7,112	290
Cubic Corp	13,564	661	Trustco Bank Corp NY	66,323	397
Curtiss-Wright Corp	39,643	1,376	UMB Financial Corp	25,712	1,045
Esterline Technologies Corp (a)	25,863	1,841	Umpqua Holdings Corp	98,486	1,080
GenCorp Inc (a)	50,734	260	United Bankshares Inc	32,997	930
Kaman Corp	22,347	658	United Community Banks Inc/GA (a)	81,256	138
Moog Inc (a)	39,047	1,665	Whitney Holding Corp/LA	83,102	1,106
National Presto Industries Inc	4,486	574	Wilmington Trust Corp	78,665	345
Orbital Sciences Corp (a)	49,873	851	Wilshire Bancorp Inc	16,735	107
Teledyne Technologies Inc (a)	31,214	1,477	Wintrust Financial Corp	29,551	973
Triumph Group Inc	14,150	1,359		$ 24,672
	$ 11,990		Beverages - 0.26%
Agriculture - 0.21%			Boston Beer Co Inc (a)	7,825	705
Alliance One International Inc (a)	74,883	287	Peet's Coffee & Tea Inc (a)	11,011	420
Andersons Inc/The	15,822	613		$ 1,125
	$ 900		Biotechnology - 1.17%
Airlines - 0.31%			Arqule Inc (a)	37,074	227
Allegiant Travel Co	12,912	601	Cambrex Corp (a)	25,304	116
Skywest Inc	47,330	712	Cubist Pharmaceuticals Inc (a)	50,992	1,119
	$ 1,313		Emergent Biosolutions Inc (a)	18,510	393
Apparel - 2.10%			Enzo Biochem Inc (a)	29,471	146
Carter's Inc (a)	49,444	1,370	Martek Biosciences Corp (a)	28,790	904
CROCS Inc (a)	75,024	1,230	Regeneron Pharmaceuticals Inc (a)	62,486	2,105
Iconix Brand Group Inc (a)	62,364	1,238		$ 5,010
K-Swiss Inc (a)	23,347	268	Building Materials - 1.44%
Maidenform Brands Inc (a)	20,088	517	AAON Inc	10,232	276
Oxford Industries Inc	11,962	283	Apogee Enterprises Inc	24,167	309
Perry Ellis International Inc (a)	8,616	242	Comfort Systems USA Inc	32,561	414
Quiksilver Inc (a)	111,369	498	Drew Industries Inc	16,439	388
Skechers U.S.A. Inc (a)	29,078	598	Eagle Materials Inc	37,988	1,102
Steven Madden Ltd (a)	19,800	756	Gibraltar Industries Inc (a)	26,052	287
True Religion Apparel Inc (a)	21,892	450	NCI Building Systems Inc (a)	14,470	192
Volcom Inc	14,692	244	Quanex Building Products Corp	32,342	630
Wolverine World Wide Inc	41,990	1,337	Simpson Manufacturing Co Inc	34,002	1,012
	$ 9,031		Texas Industries Inc	23,912	950
Automobile Parts & Equipment - 0.18%			Universal Forest Products Inc	16,588	609
Spartan Motors Inc	28,023	175		$ 6,169
Standard Motor Products Inc	16,754	203	Chemicals - 1.52%
Superior Industries International Inc	19,995	400	A Schulman Inc	27,075	578
	$ 778		American Vanguard Corp	18,412	153
Banks - 5.75%			Arch Chemicals Inc	21,610	783
Bank Mutual Corp	39,337	174	Balchem Corp	24,526	825
Bank of the Ozarks Inc	11,249	485	HB Fuller Co	42,117	960
Boston Private Financial Holdings Inc	65,764	441	OM Group Inc (a)	26,541	960
City Holding Co	13,327	464	PolyOne Corp (a)	80,439	1,058
Columbia Banking System Inc	33,824	680	Quaker Chemical Corp	9,782	376
Community Bank System Inc	28,523	721	Stepan Co	6,651	482
First BanCorp/Puerto Rico (a)	18,319	92	Zep Inc	18,706	338
First Commonwealth Financial Corp	81,126	522		$ 6,513
First Financial Bancorp	49,924	844	Commercial Services - 5.50%
First Financial Bankshares Inc	17,930	884	ABM Industries Inc	40,413	1,039
First Midwest Bancorp Inc/IL	63,678	744	Administaff Inc	19,221	544
Glacier Bancorp Inc	61,839	873	American Public Education Inc (a)	15,450	518
Hancock Holding Co	25,376	832	AMN Healthcare Services Inc (a)	33,623	195
Hanmi Financial Corp (a)	130,014	171	Arbitron Inc	23,165	966
Home Bancshares Inc/AR	18,832	385	Capella Education Co (a)	14,220	814
Independent Bank Corp/Rockland MA	18,233	496	CDI Corp	11,131	179
Nara Bancorp Inc (a)	32,647	319	Chemed Corp	19,599	1,220
National Penn Bancshares Inc	105,102	858	Consolidated Graphics Inc (a)	8,756	438
NBT Bancorp Inc	29,640	687	Corinthian Colleges Inc (a)	72,560	383
Old National Bancorp/IN	81,477	874	Corvel Corp (a)	5,634	284
Pinnacle Financial Partners Inc (a)	28,944	398	Cross Country Healthcare Inc (a)	26,745	193
PrivateBancorp Inc	50,332	774	Forrester Research Inc	12,535	447
S&T Bancorp Inc	21,314	466	Geo Group Inc/The (a)	55,418	1,317
Signature Bank/New York NY (a)	34,906	1,823	Healthcare Services Group Inc	56,670	898
Simmons First National Corp	14,817	412	Heartland Payment Systems Inc	32,869	519
Sterling Bancorp/NY	23,080	226	Heidrick & Struggles International Inc	15,081	404
Sterling Bancshares Inc/TX	87,669	778	Hillenbrand Inc	53,557	1,157
Susquehanna Bancshares Inc	111,610	1,067	HMS Holdings Corp (a)	23,699	1,525

See accompanying notes

251

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric - 1.70%
Kelly Services Inc (a)	24,295 $	478	Allete Inc	26,782 $	989
Kendle International Inc (a)	12,830	146	Avista Corp	48,656	1,102
Landauer Inc	8,084	469	Central Vermont Public Service Corp	11,274	242
Live Nation Entertainment Inc (a)	128,356	1,335	CH Energy Group Inc	13,607	661
MAXIMUS Inc	14,799	1,004	El Paso Electric Co (a)	36,643	988
Medifast Inc (a)	11,537	276	NorthWestern Corp	31,132	879
Midas Inc (a)	12,206	87	UIL Holdings Corp	43,364	1,309
Monro Muffler Brake Inc	25,971	859	Unisource Energy Corp	31,328	1,122
On Assignment Inc (a)	31,440	248		$ 7,292
Parexel International Corp (a)	50,010	1,161	Electrical Components & Equipment - 0.89%
Pre-Paid Legal Services Inc (a)	8,396	553	Advanced Energy Industries Inc (a)	33,151	512
SFN Group Inc (a)	45,489	440	Belden Inc	40,362	1,403
StarTek Inc (a)	10,263	56	Encore Wire Corp	16,367	367
TeleTech Holdings Inc (a)	24,908	533	Littelfuse Inc	19,111	980
TrueBlue Inc (a)	37,883	646	Powell Industries Inc (a)	7,627	289
Universal Technical Institute Inc	17,958	328	Vicor Corp	16,863	249
Viad Corp	17,362	409		$ 3,800
Wright Express Corp (a)	32,920	1,558	Electronics - 4.35%
	$ 23,626		American Science & Engineering Inc	7,727	672
Computers - 2.08%			Analogic Corp	11,019	563
Agilysys Inc (a)	16,841	96	Badger Meter Inc	12,928	530
CACI International Inc (a)	26,074	1,447	Bel Fuse Inc	10,063	220
Ciber Inc (a)	60,012	274	Benchmark Electronics Inc (a)	52,387	995
Compellent Technologies Inc (a)	20,001	555	Brady Corp	45,205	1,480
Hutchinson Technology Inc (a)	20,097	66	Checkpoint Systems Inc (a)	34,093	705
iGate Corp	24,978	385	CTS Corp	29,394	333
Insight Enterprises Inc (a)	39,791	554	Cymer Inc (a)	25,453	1,237
Integral Systems Inc/MD (a)	15,110	184	Daktronics Inc	30,306	463
Manhattan Associates Inc (a)	18,842	556	Dionex Corp (a)	14,980	1,767
Mercury Computer Systems Inc (a)	20,943	395	Electro Scientific Industries Inc (a)	20,521	342
MTS Systems Corp	13,158	492	FARO Technologies Inc (a)	13,898	421
NCI Inc (a)	6,757	142	FEI Co (a)	32,874	896
Netscout Systems Inc (a)	30,063	689	II-VI Inc (a)	21,836	1,078
Radiant Systems Inc (a)	28,504	520	LoJack Corp (a)	15,733	100
Radisys Corp (a)	20,887	177	Methode Electronics Inc	31,647	374
Stratasys Inc (a)	17,764	587	Newport Corp (a)	31,602	555
Super Micro Computer Inc (a)	21,580	304	OSI Systems Inc (a)	16,046	610
SYKES Enterprises Inc (a)	35,049	683	Park Electrochemical Corp	17,742	540
Synaptics Inc (a)	29,333	835	Plexus Corp (a)	34,807	941
	$ 8,941		Pulse Electronics Corp	35,681	182
Consumer Products - 0.49%			Rofin-Sinar Technologies Inc (a)	24,419	955
Blyth Inc	4,671	157	Rogers Corp (a)	13,609	582
Central Garden and Pet Co - A Shares (a)	47,202	447	Sonic Solutions Inc (a)	41,973	612
Helen of Troy Ltd (a)	26,343	739	TTM Technologies Inc (a)	37,180	591
Kid Brands Inc (a)	18,528	169	Watts Water Technologies Inc	25,156	905
Standard Register Co/The	10,950	35		$ 18,649
WD-40 Co	14,389	567	Energy - Alternate Sources - 0.06%
	$ 2,114		Headwaters Inc (a)	52,015	274
Distribution & Wholesale - 1.05%
Brightpoint Inc (a)	57,988	526	Engineering & Construction - 0.90%
MWI Veterinary Supply Inc (a)	10,708	666	Dycom Industries Inc (a)	30,210	486
Pool Corp	42,741	1,042	EMCOR Group Inc (a)	57,142	1,730
Scansource Inc (a)	22,980	832	Exponent Inc (a)	11,929	438
School Specialty Inc (a)	13,792	180	Insituform Technologies Inc (a)	33,728	928
United Stationers Inc (a)	19,906	1,240	Orion Marine Group Inc (a)	23,131	271
	$ 4,486			$ 3,853
Diversified Financial Services - 1.65%			Entertainment - 0.30%
Interactive Brokers Group Inc	36,306	587	Pinnacle Entertainment Inc (a)	52,812	796
Investment Technology Group Inc (a)	36,004	664	Shuffle Master Inc (a)	46,116	477
LaBranche & Co Inc (a)	30,973	116		$ 1,273
National Financial Partners Corp (a)	37,551	476	Environmental Control - 0.76%
optionsXpress Holdings Inc	36,551	543	Calgon Carbon Corp (a)	48,428	691
Piper Jaffray Cos (a)	13,744	575	Darling International Inc (a)	100,216	1,358
Portfolio Recovery Associates Inc (a)	14,671	1,058	Tetra Tech Inc (a)	53,108	1,229
Stifel Financial Corp (a)	30,258	1,941		$ 3,278
SWS Group Inc	25,159	118	Food - 1.96%
TradeStation Group Inc (a)	34,384	240	Calavo Growers Inc	10,335	238
World Acceptance Corp (a)	13,456	756	Cal-Maine Foods Inc	11,486	326
	$ 7,074		Diamond Foods Inc	18,891	940
			Hain Celestial Group Inc (a)	36,851	981

See accompanying notes

252

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Services (continued)
J&J Snack Foods Corp	12,257 $	521	Molina Healthcare Inc (a)	14,561 $	446
Nash Finch Co	10,463	394	RehabCare Group Inc (a)	21,442	527
Sanderson Farms Inc	16,619	683		$ 12,605
Seneca Foods Corp (a)	7,872	219	Home Builders - 0.40%
Snyders-Lance Inc	39,741	824	M/I Homes Inc (a)	15,928	234
Spartan Stores Inc	19,457	282	Meritage Homes Corp (a)	27,625	634
TreeHouse Foods Inc (a)	30,441	1,457	Skyline Corp	5,917	119
United Natural Foods Inc (a)	41,424	1,533	Standard Pacific Corp (a)	85,422	376
	$ 8,398		Winnebago Industries Inc (a)	25,037	373
Forest Products & Paper - 1.00%				$ 1,736
Buckeye Technologies Inc	33,960	854	Home Furnishings - 0.47%
Clearwater Paper Corp (a)	9,871	781	Audiovox Corp (a)	15,973	115
Deltic Timber Corp	9,237	554	DTS Inc/CA (a)	14,737	661
KapStone Paper and Packaging Corp (a)	32,837	559	Ethan Allen Interiors Inc	24,704	553
Neenah Paper Inc	12,692	245	La-Z-Boy Inc (a)	44,598	371
Schweitzer-Mauduit International Inc	15,494	929	Universal Electronics Inc (a)	12,763	336
Wausau Paper Corp	42,155	361		$ 2,036
	$ 4,283		Housewares - 0.38%
Gas - 1.81%			Toro Co	26,923	1,637
Laclede Group Inc/The	19,173	729
New Jersey Resources Corp	35,471	1,488	Insurance - 2.23%
Northwest Natural Gas Co	22,908	1,021	Amerisafe Inc (a)	15,852	282
Piedmont Natural Gas Co Inc	62,010	1,740	Delphi Financial Group Inc	46,714	1,344
South Jersey Industries Inc	25,688	1,342	eHealth Inc (a)	19,085	231
Southwest Gas Corp	39,166	1,458	Employers Holdings Inc	34,250	575
	$ 7,778		Horace Mann Educators Corp	33,962	587
Healthcare - Products - 3.97%			Infinity Property & Casualty Corp	10,763	643
Abaxis Inc (a)	19,222	507	Navigators Group Inc/The (a)	10,711	524
Affymetrix Inc (a)	60,743	295	Presidential Life Corp	18,311	174
Align Technology Inc (a)	58,401	1,216	ProAssurance Corp (a)	26,418	1,550
American Medical Systems Holdings Inc (a)	65,753	1,283	RLI Corp	14,230	767
Cantel Medical Corp	10,991	234	Safety Insurance Group Inc	12,932	616
CONMED Corp (a)	24,183	631	Selective Insurance Group Inc	46,015	818
Cooper Cos Inc/The	39,266	2,252	Stewart Information Services Corp	15,800	180
CryoLife Inc (a)	24,190	123	Tower Group Inc	35,708	930
Cyberonics Inc (a)	20,718	679	United Fire & Casualty Co	18,271	366
Greatbatch Inc (a)	20,016	471		$ 9,587
Haemonetics Corp (a)	21,280	1,263	Internet - 1.83%
Hanger Orthopedic Group Inc (a)	27,930	574	Blue Coat Systems Inc (a)	37,137	1,070
ICU Medical Inc (a)	10,168	397	Blue Nile Inc (a)	12,370	703
Integra LifeSciences Holdings Corp (a)	17,494	811	comScore Inc (a)	21,887	524
Invacare Corp	27,863	770	DealerTrack Holdings Inc (a)	34,916	690
Kensey Nash Corp (a)	7,307	177	eResearchTechnology Inc (a)	37,122	239
LCA-Vision Inc (a)	16,086	109	Infospace Inc (a)	31,073	254
Meridian Bioscience Inc	34,978	767	j2 Global Communications Inc (a)	39,217	1,082
Merit Medical Systems Inc (a)	24,348	360	Knot Inc/The (a)	26,306	291
Natus Medical Inc (a)	24,859	374	Liquidity Services Inc (a)	14,767	211
Palomar Medical Technologies Inc (a)	15,971	237	Nutrisystem Inc	22,979	436
PSS World Medical Inc (a)	47,518	1,132	PC-Tel Inc (a)	15,883	115
SurModics Inc (a)	14,970	177	Perficient Inc (a)	25,555	299
Symmetry Medical Inc (a)	30,906	296	Sourcefire Inc (a)	24,086	593
West Pharmaceutical Services Inc	28,633	1,145	Stamps.com Inc	10,239	130
Zoll Medical Corp (a)	18,495	765	United Online Inc	73,925	523
	$ 17,045		Websense Inc (a)	35,912	688
Healthcare - Services - 2.94%				$ 7,848
Air Methods Corp (a)	9,595	492	Leisure Products & Services - 0.64%
Almost Family Inc (a)	7,072	236	Arctic Cat Inc (a)	10,502	168
Amedisys Inc (a)	24,961	851	Brunswick Corp/DE	76,235	1,519
AMERIGROUP Corp (a)	42,628	2,232	Callaway Golf Co	55,376	407
Amsurg Corp (a)	26,599	561	Interval Leisure Group Inc (a)	34,849	546
Bio-Reference Labs Inc (a)	21,056	486	Multimedia Games Inc (a)	23,750	127
Centene Corp (a)	42,363	1,174		$ 2,767
Ensign Group Inc/The	11,257	272	Lodging - 0.08%
Genoptix Inc (a)	15,142	378	Marcus Corp	18,596	221
Gentiva Health Services Inc (a)	25,689	591	Monarch Casino & Resort Inc (a)	9,714	105
Healthspring Inc (a)	49,219	1,496
Healthways Inc (a)	29,504	353		$ 326
(a)			Machinery - Construction & Mining - 0.12%
IPC The Hospitalist Co Inc	13,984	519	Astec Industries Inc (a)	17,119	515
LHC Group Inc (a)	13,490	359
Magellan Health Services Inc (a)	28,844	1,396
Medcath Corp (a)	17,601	236
See accompanying notes			253

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified - 1.65%			Oil & Gas Services (continued)
Albany International Corp	23,840 $	537	Gulf Island Fabrication Inc	12,313 $	333
Applied Industrial Technologies Inc	32,472	1,028	Hornbeck Offshore Services Inc (a)	20,015	475
Briggs & Stratton Corp	43,280	864	ION Geophysical Corp (a)	131,076	1,247
Cascade Corp	7,917	373	Lufkin Industries Inc	25,847	1,725
Cognex Corp	34,426	1,079	Matrix Service Co (a)	22,704	256
Gerber Scientific Inc (a)	21,606	165	Oil States International Inc (a)	43,467	2,945
Intermec Inc (a)	41,360	470	SEACOR Holdings Inc	18,266	1,931
Intevac Inc (a)	19,295	265	Tetra Technologies Inc (a)	65,507	743
Lindsay Corp	10,771	701		$ 11,894
Robbins & Myers Inc	38,568	1,602	Pharmaceuticals - 1.73%
	$ 7,084		Catalyst Health Solutions Inc (a)	33,599	1,458
Media - 0.27%			Hi-Tech Pharmacal Co Inc (a)	8,766	200
DG FastChannel Inc (a)	20,884	572	Neogen Corp (a)	19,517	702
Dolan Co/The (a)	26,236	360	Par Pharmaceutical Cos Inc (a)	30,608	1,093
EW Scripps Co (a)	26,399	240	PharMerica Corp (a)	25,208	285
	$ 1,172		Salix Pharmaceuticals Ltd (a)	49,820	2,041
Metal Fabrication & Hardware - 0.94%			Savient Pharmaceuticals Inc (a)	60,414	558
AM Castle & Co (a)	14,409	226	Viropharma Inc (a)	67,056	1,100
CIRCOR International Inc	14,705	594		$ 7,437
Kaydon Corp	28,767	1,114	Publicly Traded Investment Fund - 1.15%
Lawson Products Inc/DE	3,444	81	iShares S&P SmallCap 600 Index Fund	71,822	4,923
Mueller Industries Inc	32,536	1,064
Olympic Steel Inc	7,870	215	Real Estate - 0.13%
RTI International Metals Inc (a)	25,899	748	Forestar Group Inc (a)	30,465	568
	$ 4,042
Mining - 0.60%			REITS - 7.50%
AMCOL International Corp	21,671	649	Acadia Realty Trust	34,614	640
Brush Engineered Materials Inc (a)	17,376	608	BioMed Realty Trust Inc	112,510	2,008
Century Aluminum Co (a)	48,646	723	Cedar Shopping Centers Inc	40,425	245
Kaiser Aluminum Corp	12,723	607	Colonial Properties Trust	72,217	1,386
	$ 2,587		DiamondRock Hospitality Co (a)	142,334	1,726
Miscellaneous Manufacturing - 2.84%			EastGroup Properties Inc	23,201	1,011
Actuant Corp	58,611	1,625	Entertainment Properties Trust	40,016	1,842
AO Smith Corp	28,757	1,231	Extra Space Storage Inc	75,281	1,448
AZZ Inc	10,730	430	Franklin Street Properties Corp	59,727	895
Barnes Group Inc	39,048	774	Healthcare Realty Trust Inc	55,399	1,163
Ceradyne Inc (a)	21,413	759	Home Properties Inc	32,359	1,802
CLARCOR Inc	43,330	1,871	Inland Real Estate Corp	65,144	604
EnPro Industries Inc (a)	17,709	735	Kilroy Realty Corp	45,015	1,717
ESCO Technologies Inc	22,821	828	Kite Realty Group Trust	54,466	288
Federal Signal Corp	53,498	372	LaSalle Hotel Properties	62,824	1,745
Griffon Corp (a)	40,060	466	Lexington Realty Trust	106,970	906
John Bean Technologies Corp	24,282	438	LTC Properties Inc	22,552	617
LSB Industries Inc (a)	13,971	421	Medical Properties Trust Inc	95,678	1,050
Lydall Inc (a)	14,685	118	Mid-America Apartment Communities Inc	29,395	1,874
Movado Group Inc (a)	14,877	214	National Retail Properties Inc	71,785	1,784
Myers Industries Inc	30,367	278	Parkway Properties Inc/MD	18,852	319
Standex International Corp	10,811	361	Pennsylvania Real Estate Investment Trust	47,618	650
STR Holdings Inc (a)	35,558	650	Post Properties Inc	41,939	1,553
Sturm Ruger & Co Inc	16,185	241	PS Business Parks Inc	16,090	937
Tredegar Corp	19,722	369	Saul Centers Inc	9,851	466
	$ 12,181		Sovran Self Storage Inc	23,774	914
Office Furnishings - 0.21%			Tanger Factory Outlet Centers	69,628	1,818
Interface Inc	55,272	898	Universal Health Realty Income Trust	10,743	390
			Urstadt Biddle Properties Inc	19,880	386
Oil & Gas - 1.89%				$ 32,184
Contango Oil & Gas Co (a)	11,046	641	Retail - 8.41%
Gulfport Energy Corp (a)	27,224	652	Big 5 Sporting Goods Corp	18,763	238
Holly Corp	37,977	1,863	Biglari Holdings Inc (a)	1,232	530
Penn Virginia Corp	39,163	681	BJ's Restaurants Inc (a)	19,428	686
Petroleum Development Corp (a)	20,133	916	Brown Shoe Co Inc	37,721	478
Petroquest Energy Inc (a)	47,810	375	Buckle Inc/The	22,441	802
Pioneer Drilling Co (a)	46,579	413	Buffalo Wild Wings Inc (a)	15,641	685
Seahawk Drilling Inc (a)	10,284	71	Cabela's Inc (a)	34,450	858
Stone Energy Corp (a)	41,732	970	California Pizza Kitchen Inc (a)	21,134	338
Swift Energy Co (a)	35,802	1,527	Casey's General Stores Inc	32,545	1,383
	$ 8,109		Cash America International Inc	25,431	1,023
Oil & Gas Services - 2.77%			Cato Corp/The	25,348	619
Basic Energy Services Inc (a)	19,866	363	CEC Entertainment Inc (a)	17,661	653
			Childrens Place Retail Stores Inc/The (a)	22,340	936
CARBO Ceramics Inc	16,294	1,876
			Christopher & Banks Corp	30,822	176

See accompanying notes

254

Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Coinstar Inc (a)	27,234 $	1,127	Tessera Technologies Inc (a)	43,392 $	752
Coldwater Creek Inc (a)	51,645	150	TriQuint Semiconductor Inc (a)	136,779	1,800
Cracker Barrel Old Country Store Inc	20,071	1,033	Ultratech Inc (a)	21,000	473
DineEquity Inc (a)	13,328	687	Varian Semiconductor Equipment Associates Inc	63,635	2,829
Ezcorp Inc (a)	42,827	1,152	(a)
Finish Line Inc/The	45,847	706	Veeco Instruments Inc (a)	34,313	1,484
First Cash Financial Services Inc (a)	26,058	860	Volterra Semiconductor Corp (a)	23,108	574
Fred's Inc	33,720	453		$ 23,455
Genesco Inc (a)	20,680	768	Software - 3.81%
Group 1 Automotive Inc	20,402	772	Avid Technology Inc (a)	24,923	415
Haverty Furniture Cos Inc	15,965	192	Blackbaud Inc	37,740	992
Hibbett Sports Inc (a)	24,034	770	Bottomline Technologies Inc (a)	27,776	637
HOT Topic Inc	38,339	208	CommVault Systems Inc (a)	37,030	1,144
HSN Inc (a)	33,274	937	Computer Programs & Systems Inc	9,427	489
Jack in the Box Inc (a)	45,493	998	CSG Systems International Inc (a)	29,311	570
Jo-Ann Stores Inc (a)	22,643	1,366	Digi International Inc (a)	21,589	229
JOS A Bank Clothiers Inc (a)	23,752	1,015	Ebix Inc (a)	29,910	674
Kirkland's Inc (a)	13,507	179	Epicor Software Corp (a)	39,774	412
Lithia Motors Inc	18,676	252	EPIQ Systems Inc	28,084	361
Liz Claiborne Inc (a)	81,238	401	Interactive Intelligence Inc (a)	11,489	376
Lumber Liquidators Holdings Inc (a)	20,044	560	JDA Software Group Inc (a)	37,633	1,136
MarineMax Inc (a)	19,045	172	MicroStrategy Inc (a)	7,226	769
Men's Wearhouse Inc	45,302	1,187	Omnicell Inc (a)	28,351	395
O'Charleys Inc (a)	16,289	113	Progress Software Corp (a)	55,833	1,599
OfficeMax Inc (a)	73,114	1,175	Quality Systems Inc	16,434	1,312
Papa John's International Inc (a)	17,287	496	RightNow Technologies Inc (a)	20,302	526
PEP Boys-Manny Moe & Jack	45,162	630	Smith Micro Software Inc (a)	25,939	327
PetMed Express Inc	19,591	296	Synchronoss Technologies Inc (a)	20,617	587
PF Chang's China Bistro Inc	19,747	909	SYNNEX Corp (a)	20,297	678
Red Robin Gourmet Burgers Inc (a)	13,411	277	Take-Two Interactive Software Inc (a)	73,072	912
Ruby Tuesday Inc (a)	55,767	752	Taleo Corp (a)	34,797	1,025
Ruth's Hospitality Group Inc (a)	26,600	124	THQ Inc (a)	58,428	339
Sonic Automotive Inc	30,383	378	Tyler Technologies Inc (a)	21,634	449
Sonic Corp (a)	52,999	508		$ 16,353
Stage Stores Inc	31,474	488	Storage & Warehousing - 0.15%
Stein Mart Inc	23,170	181	Mobile Mini Inc (a)	31,330	640
Texas Roadhouse Inc (a)	49,987	831
Tuesday Morning Corp (a)	31,454	156	Telecommunications - 3.07%
Vitamin Shoppe Inc (a)	21,322	677	Anixter International Inc	24,225	1,533
World Fuel Services Corp	59,422	2,231	Applied Signal Technology Inc	11,519	438
Zale Corp (a)	19,879	93	Arris Group Inc (a)	106,234	1,326
Zumiez Inc (a)	17,893	415	Atlantic Tele-Network Inc	7,802	291
	$ 36,080		Black Box Corp	15,213	535
Savings & Loans - 0.36%			Cbeyond Inc (a)	26,508	388
Brookline Bancorp Inc	50,796	550	Cincinnati Bell Inc (a)	173,510	494
Dime Community Bancshares Inc	23,790	359	Comtech Telecommunications Corp	23,776	667
Provident Financial Services Inc	44,631	654	EMS Technologies Inc (a)	13,166	241
	$ 1,563		General Communication Inc (a)	33,506	406
Semiconductors - 5.46%			Harmonic Inc (a)	83,743	707
ATMI Inc (a)	26,988	556	LogMeIn Inc (a)	14,051	541
Brooks Automation Inc (a)	56,135	659	Netgear Inc (a)	30,816	1,068
Cabot Microelectronics Corp (a)	19,726	890	Network Equipment Technologies Inc (a)	25,846	128
Ceva Inc (a)	18,922	457	Neutral Tandem Inc (a)	28,479	431
Cohu Inc	20,526	307	Novatel Wireless Inc (a)	27,205	196
Cypress Semiconductor Corp (a)	142,616	3,088	NTELOS Holdings Corp	25,473	513
Diodes Inc (a)	30,908	796	Oplink Communications Inc (a)	16,821	417
DSP Group Inc (a)	20,086	150	Symmetricom Inc (a)	37,295	232
Exar Corp (a)	38,076	244	Tekelec (a)	58,976	677
Hittite Microwave Corp (a)	21,197	1,267	Tollgrade Communications Inc (a)	9,016	84
Kopin Corp (a)	55,780	226	USA Mobility Inc	18,975	324
Kulicke & Soffa Industries Inc (a)	60,560	590	ViaSat Inc (a)	35,305	1,532
Micrel Inc	42,724	572		$ 13,169
Microsemi Corp (a)	71,834	1,616	Textiles - 0.28%
MKS Instruments Inc	43,282	1,243	G&K Services Inc	16,069	503
Monolithic Power Systems Inc (a)	30,819	452	Unifirst Corp/MA	12,616	704
Pericom Semiconductor Corp (a)	21,410	215		$ 1,207
Power Integrations Inc	24,033	887	Toys, Games & Hobbies - 0.18%
Rudolph Technologies Inc (a)	26,999	272	Jakks Pacific Inc (a)	23,747	411
Sigma Designs Inc (a)	23,743	331	RC2 Corp (a)	18,613	378
Standard Microsystems Corp (a)	19,470	468
Supertex Inc (a)	11,201	257		$ 789

See accompanying notes

255

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector		Percent
			Financial		19 .32%
Transportation - 1.60%			Industrial		18 .28%
Arkansas Best Corp	21,772 $	556
Bristow Group Inc (a)	31,150	1,604	Consumer, Non-cyclical		18 .23%
			Consumer, Cyclical		15 .14%
Forward Air Corp	24,951	696	Technology		11 .35%
Heartland Express Inc	43,670	700
HUB Group Inc (a)	32,087	1,116	Communications		5 .17%
Knight Transportation Inc	53,235	1,015	Energy		4 .72%
Old Dominion Freight Line Inc (a)	36,068	1,160	Utilities		3 .64%
			Basic Materials		3 .12%
		$ 6,847	Exchange Traded Funds		1 .15%
Water - 0.13%			Liabilities in Excess of Other Assets, Net		(0.12)%
American States Water Co	16,011	544	TOTAL NET ASSETS		100.00%

TOTAL COMMON STOCKS		$ 422,448
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.70%	(000's)	Value (000's)
Banks - 1.70%
Investment in Joint Trading Account; Credit Suisse $ 1,511		$ 1,511
Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $1,541,291; 0.88% -
5.13%; dated 05/31/11 - 05/15/16)
Investment in Joint Trading Account; Deutsche	2,015	2,015
Bank Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,055,055; 0.00%
- 7.13%; dated 02/22/11 - 06/15/38)
Investment in Joint Trading Account; JP Morgan	756	756
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $770,646; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	2,016	2,016
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,056,525; 0.00%
- 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	982	982
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $1,001,840; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 7,280
TOTAL REPURCHASE AGREEMENTS		$ 7,280
Total Investments		$ 429,728
Liabilities in Excess of Other Assets, Net - (0.12)%		$ (494)
TOTAL NET ASSETS - 100.00%		$ 429,234

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 72,665
Unrealized Depreciation		(36,336)
Net Unrealized Appreciation (Depreciation)		$ 36,329
Cost for federal income tax purposes		$ 393,399
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2011	Long	84	$ 6,634 $	6,554	$ (80)
					$ (80)

All dollar amounts are shown in thousands (000's)

See accompanying notes

256

Schedule of Investments SmallCap Value Fund January 31, 2011 (unaudited)

COMMON STOCKS - 95.74%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 3.25%			Electric (continued)
Esterline Technologies Corp (a)	44,840 $	3,192	Central Vermont Public Service Corp	118,060$	2,535
LMI Aerospace Inc (a)	113,470	2,125	El Paso Electric Co (a)	94,190	2,538
Moog Inc (a)	75,680	3,227	IDACORP Inc	55,010	2,056
Triumph Group Inc	27,580	2,648	NorthWestern Corp	77,800	2,197
	$ 11,192		Unisource Energy Corp	63,820	2,285
Airlines - 0.74%				$ 13,954
Alaska Air Group Inc (a)	42,880	2,540	Electrical Components & Equipment - 0.66%
			EnerSys (a)	69,040	2,266
Apparel - 1.53%
Iconix Brand Group Inc (a)	98,950	1,964	Electronics - 3.76%
Jones Group Inc/The	93,050	1,181	Benchmark Electronics Inc (a)	136,010	2,583
Perry Ellis International Inc (a)	75,000	2,111	Brady Corp	72,280	2,367
	$ 5,256		CTS Corp	147,310	1,671
Automobile Parts & Equipment - 1.69%			Cymer Inc (a)	45,290	2,201
Dana Holding Corp (a)	98,030	1,757	OSI Systems Inc (a)	55,860	2,122
Douglas Dynamics Inc	88,730	1,293	Watts Water Technologies Inc	55,530	1,997
Tenneco Inc (a)	66,410	2,745		$ 12,941
	$ 5,795		Engineering & Construction - 0.68%
Banks - 10.65%			MasTec Inc (a)	154,140	2,346
Bancfirst Corp	53,710	2,178
Center Financial Corp (a)	235,120	1,728	Entertainment - 0.56%
Community Bank System Inc	105,160	2,658	Shuffle Master Inc (a)	187,730	1,940
Community Trust Bancorp Inc	103,271	2,986
East West Bancorp Inc	126,050	2,736	Food - 0.46%
Financial Institutions Inc	94,780	1,832	Fresh Del Monte Produce Inc	60,000	1,587
First Commonwealth Financial Corp	328,860	2,115
First Community Bancshares Inc/VA	107,830	1,450	Forest Products & Paper - 0.39%
FirstMerit Corp	108,140	1,981	PH Glatfelter Co	110,590	1,330
Great Southern Bancorp Inc	65,385	1,432
Independent Bank Corp/Rockland MA	103,241	2,806	Gas - 0.79%
Lakeland Bancorp Inc	88,535	852	Southwest Gas Corp	72,740	2,709
MainSource Financial Group Inc	135,964	1,235
Old National Bancorp/IN	163,240	1,752	Hand & Machine Tools - 0.78%
Republic Bancorp Inc/KY	69,710	1,331	Franklin Electric Co Inc	65,430	2,688
Signature Bank/New York NY (a)	40,290	2,105
Southside Bancshares Inc	67,585	1,448	Healthcare - Products - 2.35%
Virginia Commerce Bancorp Inc (a)	232,630	1,398	Cooper Cos Inc/The	41,010	2,352
Webster Financial Corp	113,160	2,589	Hill-Rom Holdings Inc	33,000	1,335
	$ 36,612		Integra LifeSciences Holdings Corp (a)	31,880	1,479
Chemicals - 1.87%			Medical Action Industries Inc (a)	167,610	1,358
Arch Chemicals Inc	43,779	1,586	Orthofix International NV (a)	54,001	1,544
Olin Corp	97,530	1,899		$ 8,068
Sensient Technologies Corp	47,120	1,598	Healthcare - Services - 1.99%
WR Grace & Co (a)	37,620	1,335	AMERIGROUP Corp (a)	45,320	2,373
	$ 6,418		Magellan Health Services Inc (a)	50,910	2,465
Coal - 0.55%			RehabCare Group Inc (a)	81,960	2,013
Cloud Peak Energy Inc (a)	83,740	1,907		$ 6,851
			Insurance - 3.46%
Commercial Services - 3.58%			American Equity Investment Life Holding Co	158,530	2,010
ABM Industries Inc	89,110	2,290	Delphi Financial Group Inc	96,330	2,772
Geo Group Inc/The (a)	95,480	2,269	MGIC Investment Corp (a)	161,220	1,353
Kenexa Corp (a)	97,958	2,032	Platinum Underwriters Holdings Ltd	69,250	3,061
On Assignment Inc (a)	257,840	2,037	Selective Insurance Group Inc	152,410	2,710
Rent-A-Center Inc/TX	86,760	2,580		$ 11,906
SFN Group Inc (a)	112,880	1,093	Investment Companies - 1.20%
	$ 12,301		Apollo Investment Corp	103,240	1,218
Consumer Products - 1.08%			MCG Capital Corp	212,298	1,443
Helen of Troy Ltd (a)	63,610	1,786	PennantPark Investment Corp	122,316	1,480
Prestige Brands Holdings Inc (a)	173,730	1,918		$ 4,141
	$ 3,704		Iron & Steel - 1.13%
Distribution & Wholesale - 0.71%			Schnitzer Steel Industries Inc	28,040	1,730
Titan Machinery Inc (a)	100,610	2,438	Universal Stainless & Alloy (a)	67,647	2,165
				$ 3,895
Diversified Financial Services - 1.84%			Lodging - 0.53%
Encore Capital Group Inc (a)	81,420	1,852	Gaylord Entertainment Co (a)	54,850	1,829
Investment Technology Group Inc (a)	139,820	2,577
National Financial Partners Corp (a)	150,960	1,914	Media - 0.56%
	$ 6,343		Sinclair Broadcast Group Inc	219,730	1,927
Electric - 4.06%
Avista Corp	103,440	2,343

See accompanying notes

257

Schedule of Investments SmallCap Value Fund January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Metal Fabrication & Hardware - 1.57%			Retail (continued)
CIRCOR International Inc	66,750 $	2,696	Shoe Carnival Inc (a)	62,070 $	1,536
LB Foster Co (a)	68,250	2,713	Sonic Automotive Inc	125,040	1,557
	$ 5,409		Sonic Corp (a)	234,880	2,253
Mining - 0.96%			World Fuel Services Corp	61,560	2,311
Hecla Mining Co (a)	158,250	1,424			$ 24,541
Kaiser Aluminum Corp	39,120	1,867	Savings & Loans - 4.44%
	$ 3,291		Danvers Bancorp Inc	83,570	1,802
Miscellaneous Manufacturing - 2.18%			Dime Community Bancshares Inc	118,440	1,786
Ameron International Corp	20,890	1,441	Investors Bancorp Inc (a)	157,690	2,100
AO Smith Corp	44,950	1,924	Northwest Bancshares Inc	140,390	1,645
ESCO Technologies Inc	47,290	1,716	OceanFirst Financial Corp	124,890	1,730
Koppers Holdings Inc	62,310	2,398	Oritani Financial Corp	173,690	2,082
	$ 7,479		Provident Financial Services Inc	175,750	2,575
Office Furnishings - 0.68%			United Financial Bancorp Inc	101,720	1,559
Steelcase Inc	229,440	2,345			$ 15,279
			Semiconductors - 2.27%
Oil & Gas - 2.97%			Cabot Microelectronics Corp (a)	52,950	2,389
Berry Petroleum Co	51,600	2,408	Lattice Semiconductor Corp (a)	318,820	1,986
Bill Barrett Corp (a)	45,020	1,845	MKS Instruments Inc	62,250	1,787
Georesources Inc (a)	79,070	2,185	TriQuint Semiconductor Inc (a)	125,260	1,648
Rosetta Resources Inc (a)	49,380	1,973			$ 7,810
Swift Energy Co (a)	41,950	1,790	Software - 2.72%
	$ 10,201		Actuate Corp (a)	300,980	1,670
Oil & Gas Services - 1.59%			Acxiom Corp (a)	108,600	1,871
Complete Production Services Inc (a)	69,880	1,952	Digi International Inc (a)	145,170	1,537
Oil States International Inc (a)	24,890	1,687	Quest Software Inc (a)	68,610	1,772
Superior Energy Services Inc (a)	52,100	1,830	SYNNEX Corp (a)	74,920	2,502
	$ 5,469				$ 9,352
Packaging & Containers - 0.79%			Telecommunications - 3.25%
Rock-Tenn Co	40,950	2,733	Anaren Inc (a)	103,020	2,116
			Anixter International Inc	33,680	2,131
Pharmaceuticals - 0.72%			Arris Group Inc (a)	152,990	1,909
Par Pharmaceutical Cos Inc (a)	69,540	2,484	Consolidated Communications Holdings Inc	118,330	2,100
			Plantronics Inc	48,780	1,727
Private Equity - 0.48%			Symmetricom Inc (a)	190,097	1,181
American Capital Ltd (a)	203,570	1,663			$ 11,164
			Toys, Games & Hobbies - 0.40%
Publicly Traded Investment Fund - 0.51%			Jakks Pacific Inc (a)	79,190	1,369
iShares Russell 2000 Value Index Fund	24,800	1,761
			Transportation - 1.84%
REITS - 10.38%			Atlas Air Worldwide Holdings Inc (a)	44,210	2,246
Agree Realty Corp	57,870	1,346	Bristow Group Inc (a)	44,250	2,279
Ashford Hospitality Trust Inc (a)	223,900	2,183	HUB Group Inc (a)	51,930	1,806
BioMed Realty Trust Inc	157,620	2,814			$ 6,331
DuPont Fabros Technology Inc	66,080	1,515	TOTAL COMMON STOCKS		$ 329,244
Entertainment Properties Trust	48,973	2,254		Maturity
Extra Space Storage Inc	134,140	2,580		Amount
Kilroy Realty Corp	41,340	1,577	REPURCHASE AGREEMENTS - 4.32%	(000's)	Value (000's)
LTC Properties Inc	59,670	1,631	Banks - 4.32%
MFA Financial Inc	190,600	1,557	Investment in Joint Trading Account; Credit Suisse $	3,081	$ 3,081
Mid-America Apartment Communities Inc	32,270	2,057	Repurchase Agreement; 0.21% dated
Pennsylvania Real Estate Investment Trust	139,600	1,907	01/31/11 maturing 02/01/11 (collateralized by
Post Properties Inc	83,720	3,100	US Treasury Notes; $3,142,247; 0.88% -
PS Business Parks Inc	39,810	2,317	5.13%; dated 05/31/11 - 05/15/16)
Saul Centers Inc	54,280	2,570	Investment in Joint Trading Account; Deutsche	4,108	4,108
Sunstone Hotel Investors Inc (a)	183,350	1,872	Bank Repurchase Agreement; 0.21% dated
Urstadt Biddle Properties Inc	127,819	2,481	01/31/11 maturing 02/01/11 (collateralized by
Washington Real Estate Investment Trust	62,520	1,918	Sovereign Agency Issues; $4,189,662; 0.00%
	$ 35,679		- 7.13%; dated 02/22/11 - 06/15/38)
Retail - 7.14%			Investment in Joint Trading Account; JP Morgan	1,540	1,540
Ascena Retail Group Inc (a)	63,280	1,716	Repurchase Agreement; 0.18% dated
Cabela's Inc (a)	59,880	1,491	01/31/11 maturing 02/01/11 (collateralized by
Cash America International Inc	41,850	1,684	US Treasury Notes; $1,571,123; 0.00%; dated
Childrens Place Retail Stores Inc/The (a)	31,690	1,327	06/23/11 - 07/21/11)
Dillard's Inc	64,880	2,577	Investment in Joint Trading Account; Merrill	4,110	4,110
Finish Line Inc/The	94,400	1,453	Lynch Repurchase Agreement; 0.21% dated
Fred's Inc	111,860	1,502	01/31/11 maturing 02/01/11 (collateralized by
Pier 1 Imports Inc (a)	164,720	1,543	Sovereign Agency Issues; $4,192,658; 0.00%
Ruby Tuesday Inc (a)	147,640	1,990	- 8.13%; dated 11/23/11 - 01/15/26)
Sally Beauty Holdings Inc (a)	121,660	1,601

See accompanying notes

258

Schedule of Investments
SmallCap Value Fund
January 31, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 2,002	$ 2,002
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $2,042,460; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
$ 14,841
TOTAL REPURCHASE AGREEMENTS		$ 14,841
Total Investments		$ 344,085
Liabilities in Excess of Other Assets, Net - (0.06)%		$ (202)
TOTAL NET ASSETS - 100.00%		$ 343,883

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 60,038
Unrealized Depreciation	(4,257)
Net Unrealized Appreciation (Depreciation)	$ 55,781
Cost for federal income tax purposes	$ 288,304
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	36 .77%
Industrial	15 .51%
Consumer, Cyclical	13 .98%
Consumer, Non-cyclical	10 .18%
Energy	5 .11%
Technology	4 .99%
Utilities	4 .85%
Basic Materials	4 .35%
Communications	3 .81%
Exchange Traded Funds	0 .51%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

259

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS - 95.37%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Automobile Parts & Equipment (continued)
Marchex Inc	11,273 $	108	ArvinMeritor Inc (a)	28,058 $	613
Valuevision Media Inc (a)	16,521	102	Commercial Vehicle Group Inc (a)	22,433	362
	$ 210		Dana Holding Corp (a)	76,313	1,367
Aerospace & Defense - 1.44%			Dorman Products Inc (a)	6,455	208
AAR Corp (a)	92,990	2,491	Douglas Dynamics Inc	4,954	72
Allied Defense Group Inc/The (a)	2,055	7	Exide Technologies (a)	69,147	665
Arotech Corp (a)	9,039	15	Federal-Mogul Corp (a)	38,975	918
Astronics Corp (a)	587	13	Fuel Systems Solutions Inc (a)	341	9
CPI Aerostructures Inc (a)	324	4	Miller Industries Inc/TN	30,179	461
Cubic Corp	11,759	573	Modine Manufacturing Co (a)	52,290	863
Curtiss-Wright Corp	46,541	1,615	Motorcar Parts of America Inc (a)	10,849	156
Ducommun Inc	24,225	532	Spartan Motors Inc	67,922	424
Esterline Technologies Corp (a)	55,384	3,943	Standard Motor Products Inc	27,425	333
GenCorp Inc (a)	60,491	311	Superior Industries International Inc	66,474	1,329
HEICO Corp	4,700	246	Supreme Industries Inc (a)	4,647	15
Herley Industries Inc (a)	20,466	336	Tenneco Inc (a)	73,350	3,032
Kaman Corp	25,082	738	Titan International Inc	63,408	1,204
Kratos Defense & Security Solutions Inc (a)	8,542	120	Tower International Inc (a)	683	12
LMI Aerospace Inc (a)	16,052	300		$ 12,052
Moog Inc (a)	35,931	1,532	Banks - 8.35%
Orbital Sciences Corp (a)	8,954	153	1st Source Corp	33,250	627
SIFCO Industries Inc	769	12	1st United Bancorp Inc/Boca Raton (a)	10,251	67
Teledyne Technologies Inc (a)	8,015	379	Alliance Financial Corp/NY	2,221	66
Triumph Group Inc	13,831	1,328	American National Bankshares Inc	2,687	55
	$ 14,648		Ameris Bancorp (a)	8,857	84
Agriculture - 0.26%			AmeriServ Financial Inc (a)	22,099	46
Alliance One International Inc (a)	122,062	467	Ames National Corp	3,837	69
Andersons Inc/The	23,065	894	Arrow Financial Corp	4,281	97
Griffin Land & Nurseries Inc	472	14	Associated Banc-Corp	245,975	3,439
MGP Ingredients Inc	12,857	122	Bancfirst Corp	3,258	132
Universal Corp/VA	29,068	1,102	Banco Latinoamericano de Comercio Exterior SA	83,736	1,448
	$ 2,599		Bancorp Inc/DE (a)	15,523	146
Airlines - 0.68%			Bancorp Rhode Island Inc	1,670	50
AirTran Holdings Inc (a)	41,385	306	BancorpSouth Inc	7,730	121
Alaska Air Group Inc (a)	10,233	606	BancTrust Financial Group Inc (a)	9,317	26
Hawaiian Holdings Inc (a)	18,488	137	Bank Mutual Corp	133,932	593
JetBlue Airways Corp (a)	413,994	2,484	Bank of Commerce Holdings	411	2
MAIR Holdings Inc (a),(b),(c)	16,800	—	Bank of Florida Corp (a)	6,269	—
Pinnacle Airlines Corp (a)	22,840	165	Bank of Granite Corp (a)	4,030	3
Republic Airways Holdings Inc (a)	100,289	644	Bank of Hawaii Corp	46,800	2,194
Skywest Inc	104,430	1,571	Bank of Marin Bancorp	2,438	85
United Continental Holdings Inc (a)	10,247	260	Bank of the Ozarks Inc	3,575	154
US Airways Group Inc (a)	81,217	806	Banner Corp	15,780	37
	$ 6,979		Boston Private Financial Holdings Inc	196,976	1,322
Apparel - 1.11%			Bridge Bancorp Inc	1,978	45
Columbia Sportswear Co	10,907	665	Bryn Mawr Bank Corp	3,957	71
Deckers Outdoor Corp (a)	3,022	222	Cadence Financial Corp (a)	5,692	14
Delta Apparel Inc (a)	7,752	100	Camden National Corp	3,374	115
Iconix Brand Group Inc (a)	138,302	2,746	Capital Bank Corp (a)	400	1
Jones Group Inc/The	83,361	1,058	Capital City Bank Group Inc	10,625	134
K-Swiss Inc (a)	6,746	78	CapitalSource Inc	374,544	2,891
			Capitol Bancorp Ltd (a)	11,611	3
Lacrosse Footwear Inc	868	13
Lakeland Industries Inc (a)	4,532	40	Cardinal Financial Corp	14,200	156
			Cascade Financial Corp (a)	1,365	1
Oxford Industries Inc	10,649	252
Perry Ellis International Inc (a)	18,351	517	Cathay General Bancorp	155,120	2,686
Quiksilver Inc (a)	161,166	720	Center Financial Corp (a)	41,549	305
Rocky Brands Inc (a)	6,681	74	Centerstate Banks Inc	13,444	99
Superior Uniform Group Inc	3,314	35	Central Bancorp Inc/MA	538	7
Tandy Brands Accessories Inc (a)	5,373	16	Central Pacific Financial Corp (a)	21,702	34
Timberland Co/The (a)	5,697	152	Century Bancorp Inc/MA	1,679	45
Unifi Inc (a)	41,809	695	Chemical Financial Corp	31,473	653
			Citizens Republic Bancorp Inc (a)	243,096	153
Weyco Group Inc	1,738	40
Wolverine World Wide Inc	121,472	3,868	City Holding Co	4,877	170
	$ 11,291		CNB Financial Corp/PA	5,553	77
Automobile Manufacturers - 0.03%			CoBiz Financial Inc	22,716	145
Force Protection Inc (a)	21,507	119	Columbia Banking System Inc	14,657	294
Wabash National Corp (a)	18,255	207	Community Bank System Inc	35,378	894
			Community Trust Bancorp Inc	4,378	127
	$ 326		Crescent Financial Corp (a)	3,633	8
Automobile Parts & Equipment - 1.18%			CVB Financial Corp	117,429	972
American Axle & Manufacturing Holdings Inc (a)	612	9
			Dearborn Bancorp Inc (a)	3,950	7

See accompanying notes

260

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Banks (continued)
Eagle Bancorp Inc (a)	7,651 $	103	Pacific Capital Bancorp NA (a)	713 $	20
East West Bancorp Inc	15,990	347	Pacific Mercantile Bancorp (a)	4,122	16
Encore Bancshares Inc (a)	5,480	63	PacWest Bancorp	23,351	461
Enterprise Financial Services Corp	13,639	177	Park National Corp	4,644	303
Farmers Capital Bank Corp (a)	627	5	Patriot National Bancorp Inc (a)	2,329	6
Fidelity Southern Corp (a)	5,223	44	Peapack Gladstone Financial Corp	4,129	56
Financial Institutions Inc	6,182	120	Penns Woods Bancorp Inc	1,858	72
First Bancorp Inc/ME	3,933	58	Peoples Bancorp Inc/OH	12,911	175
First BanCorp/Puerto Rico (a)	10,473	53	Pinnacle Financial Partners Inc (a)	55,367	762
First Bancorp/Troy NC	20,398	307	Porter Bancorp Inc	1,134	11
First Busey Corp	7,436	37	Preferred Bank/Los Angeles CA (a)	2,920	5
First California Financial Group Inc (a)	3,790	12	Premier Financial Bancorp Inc	627	4
First Commonwealth Financial Corp	323,846	2,083	PrivateBancorp Inc	142,564	2,191
First Community Bancshares Inc/VA	21,892	295	Prosperity Bancshares Inc	126,994	5,137
First Financial Bancorp	51,362	868	Renasant Corp	29,996	468
First Financial Bankshares Inc	13,790	680	Republic Bancorp Inc/KY	5,409	104
First Financial Corp/IN	3,362	106	Republic First Bancorp Inc (a)	2,399	8
First Mariner Bancorp Inc (a)	2,150	1	S&T Bancorp Inc	19,272	421
First Merchants Corp	39,646	359	Sandy Spring Bancorp Inc	30,864	592
First Midwest Bancorp Inc/IL	99,537	1,164	SCBT Financial Corp	3,675	114
First of Long Island Corp/The	3,304	94	Seacoast Banking Corp of Florida (a)	8,866	15
First Regional Bancorp/Los Angeles CA (a)	4,482	—	Shore Bancshares Inc	1,348	13
First Security Group Inc/TN (a)	4,926	5	Sierra Bancorp	9,957	107
First South Bancorp Inc/Washington NC	3,703	21	Simmons First National Corp	6,399	178
First State Bancorporation/NM (a)	7,881	—	Southern Community Financial Corp/NC (a)	13,075	22
FirstMerit Corp	277,311	5,080	Southern Connecticut Bancorp Inc (a)	896	4
FNB Corp/PA	279,278	2,820	Southside Bancshares Inc	7,346	157
FNB United Corp (a)	4,030	2	Southwest Bancorp Inc/Stillwater OK (a)	25,813	353
Fulton Financial Corp	21,852	226	State Bancorp Inc/NY	7,710	74
German American Bancorp Inc	5,088	87	StellarOne Corp	22,420	326
Glacier Bancorp Inc	65,757	927	Sterling Bancorp/NY	26,872	263
Great Southern Bancorp Inc	5,466	120	Sterling Bancshares Inc/TX	178,413	1,582
Green Bankshares Inc (a)	7,648	24	Suffolk Bancorp	3,258	68
Guaranty Bancorp (a)	41,548	61	Sun Bancorp Inc/NJ (a)	28,002	116
Hancock Holding Co	8,954	294	Superior Bancorp (a)	7,473	5
Hanmi Financial Corp (a)	79,569	105	Susquehanna Bancshares Inc	365,214	3,492
Heartland Financial USA Inc	7,257	122	SVB Financial Group (a)	16,365	859
Heritage Commerce Corp (a)	6,626	30	SY Bancorp Inc	4,657	114
Heritage Financial Corp/WA (a)	4,624	66	Synovus Financial Corp	30,200	80
Home Bancshares Inc/AR	6,736	138	Taylor Capital Group Inc (a)	14,102	145
Horizon Financial Corp (a)	2,100	—	Texas Capital Bancshares Inc (a)	11,329	276
Iberiabank Corp	8,200	465	TIB Financial Corp (a)	153	3
Independent Bank Corp/MI (a)	905	3	Tompkins Financial Corp	3,619	147
Independent Bank Corp/Rockland MA	6,492	176	Tower Bancorp Inc	681	15
Integra Bank Corp (a)	9,851	7	TowneBank/Portsmouth VA	29,479	440
International Bancshares Corp	73,591	1,397	Trustco Bank Corp NY	113,105	677
Intervest Bancshares Corp (a)	1,852	5	Trustmark Corp	45,173	1,083
Lakeland Bancorp Inc	12,420	119	UMB Financial Corp	17,151	697
Lakeland Financial Corp	4,637	95	Umpqua Holdings Corp	234,279	2,570
LNB Bancorp Inc	10,575	56	Union First Market Bankshares Corp	26,347	322
Macatawa Bank Corp (a)	7,447	32	United Bankshares Inc	35,104	990
MainSource Financial Group Inc	31,497	286	United Community Banks Inc/GA (a)	76,985	131
MB Financial Inc	127,523	2,507	Univest Corp of Pennsylvania	7,710	133
MBT Financial Corp (a)	7,614	14	Virginia Commerce Bancorp Inc (a)	12,172	73
Mercantile Bank Corp (a)	3,822	35	Washington Banking Co	6,820	93
Merchants Bancshares Inc	2,128	58	Washington Trust Bancorp Inc	6,366	127
Metro Bancorp Inc (a)	7,612	92	Webster Financial Corp	176,791	4,045
MidWestOne Financial Group Inc	3,824	54	WesBanco Inc	33,481	631
Nara Bancorp Inc (a)	26,588	260	West Bancorporation Inc	7,677	55
National Bankshares Inc	3,143	91	West Coast Bancorp/OR (a)	16,789	55
National Penn Bancshares Inc	234,624	1,914	Westamerica Bancorporation	16,294	815
NBT Bancorp Inc	31,200	723	Western Alliance Bancorp (a)	91,533	687
NewBridge Bancorp (a)	8,743	44	Whitney Holding Corp/LA	173,888	2,315
North Valley Bancorp (a)	140	1	Wilmington Trust Corp	40,996	180
Northeast Bancorp	237	4	Wilshire Bancorp Inc	14,147	91
Northrim BanCorp Inc	782	15	Wintrust Financial Corp	57,431	1,890
Old National Bancorp/IN	69,577	747	Yadkin Valley Financial Corp (a)	7,050	19
Old Second Bancorp Inc	15,048	24		$ 85,137
OmniAmerican Bancorp Inc (a)	6,667	100	Beverages - 0.07%
Oriental Financial Group Inc	16,616	197	Central European Distribution Corp (a)	28,603	656
Orrstown Financial Services Inc	3,138	83

See accompanying notes

261

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Beverages (continued)			Coal - 0.35%
Craft Brewers Alliance Inc (a)	11,142 $	82	Cloud Peak Energy Inc (a)	8,075 $	184
	$ 738		International Coal Group Inc (a)	269,087	2,489
Biotechnology - 0.55%			James River Coal Co (a)	2,551	57
Acorda Therapeutics Inc (a)	16,212	356	Patriot Coal Corp (a)	33,771	884
ADVENTRX Pharmaceuticals Inc (a)	4,872	11		$ 3,614
Cambrex Corp (a)	31,971	146	Commercial Services - 4.17%
Celera Corp (a)	138,946	860	Aaron's Inc	116,848	2,242
Clinical Data Inc (a)	6,600	196	ABM Industries Inc	17,213	442
Emergent Biosolutions Inc (a)	11,284	239	Administaff Inc	2,300	65
Enzon Pharmaceuticals Inc (a)	8,713	98	Advance America Cash Advance Centers Inc	29,666	182
Exact Sciences Corp (a)	16,500	93	Albany Molecular Research Inc (a)	21,845	109
Exelixis Inc (a)	13,326	116	American Reprographics Co (a)	21,316	172
Geron Corp (a)	19,006	93	Asset Acceptance Capital Corp (a)	3,448	21
Incyte Corp (a)	25,800	380	Avalon Holdings Corp (a)	3,917	12
Martek Biosciences Corp (a)	64,720	2,033	Avis Budget Group Inc (a)	117,325	1,624
Maxygen Inc	34,623	137	Barrett Business Services Inc	4,716	69
Medicines Co/The (a)	11,172	175	Cardtronics Inc (a)	3,400	58
Micromet Inc (a)	11,100	71	Carriage Services Inc (a)	22,703	116
RTI Biologics Inc (a)	62,503	168	CBIZ Inc (a)	32,260	224
Seattle Genetics Inc (a)	22,000	361	CDI Corp	30,798	495
SuperGen Inc (a)	24,525	74	Cenveo Inc (a)	5,186	28
	$ 5,607		Champion Industries Inc/WV (a)	10,371	21
Building Materials - 1.18%			Collectors Universe	1,637	23
Apogee Enterprises Inc	53,319	682	Consolidated Graphics Inc (a)	47,048	2,355
Builders FirstSource Inc (a)	14,172	31	Convergys Corp (a)	201,355	2,867
Comfort Systems USA Inc	10,081	128	Corinthian Colleges Inc (a)	57,060	301
Drew Industries Inc	5,576	132	Corrections Corp of America (a)	151,850	3,767
Gibraltar Industries Inc (a)	42,053	464	CRA International Inc (a)	6,781	165
Interline Brands Inc (a)	41,128	873	Cross Country Healthcare Inc (a)	45,485	328
KSW Inc	100	—	Deluxe Corp	18,001	440
Lennox International Inc	46,375	2,279	Edgewater Technology Inc (a)	10,657	25
Louisiana-Pacific Corp (a)	423,884	4,256	Electro Rent Corp	29,489	435
LSI Industries Inc	22,695	169	Euronet Worldwide Inc (a)	14,699	269
PGT Inc (a)	10,663	25	Franklin Covey Co (a)	4,452	35
Quanex Building Products Corp	9,074	177	FTI Consulting Inc (a)	6,942	253
Texas Industries Inc	46,886	1,863	Geo Group Inc/The (a)	31,253	743
Trex Co Inc (a)	3,793	88	Global Cash Access Holdings Inc (a)	1,279	4
Universal Forest Products Inc	17,701	650	Grand Canyon Education Inc (a)	20,935	379
USG Corp (a)	12,094	196	Great Lakes Dredge & Dock Corp	128,045	1,064
	$ 12,013		H&E Equipment Services Inc (a)	25,571	297
Chemicals - 2.41%			Hackett Group Inc/The (a)	22,745	80
A Schulman Inc	57,354	1,225	Heidrick & Struggles International Inc	11,176	299
Aceto Corp	33,332	287	Hill International Inc (a)	11,262	73
American Pacific Corp (a)	4,299	26	Hudson Highland Group Inc (a)	3,116	17
American Vanguard Corp	4,229	35	Huron Consulting Group Inc (a)	4,564	117
Arch Chemicals Inc	17,489	634	ICF International Inc (a)	14,276	344
Cabot Corp	1,307	57	Intersections Inc	12,290	121
Codexis Inc (a)	4,015	36	Jackson Hewitt Tax Service Inc (a)	13,600	21
Ferro Corp (a)	35,472	547	Kelly Services Inc (a)	47,154	927
Georgia Gulf Corp (a)	72,498	1,930	Kendle International Inc (a)	9,364	106
Hawkins Inc	696	27	Korn/Ferry International (a)	30,655	718
HB Fuller Co	51,122	1,165	LECG Corp (a)	11,075	18
Innophos Holdings Inc	8,406	279	Live Nation Entertainment Inc (a)	77,883	810
Kraton Performance Polymers Inc (a)	39,164	1,229	Mace Security International Inc (a)	10,657	4
Landec Corp (a)	38,225	239	Mac-Gray Corp	22,791	336
Minerals Technologies Inc	13,406	845	McGrath Rentcorp	75,862	1,914
NewMarket Corp	7,121	903	Multi-Color Corp	10,329	171
Olin Corp	39,741	773	Navigant Consulting Inc (a)	41,358	422
OM Group Inc (a)	74,096	2,680	On Assignment Inc (a)	28,634	226
Penford Corp (a)	5,082	30	PDI Inc (a)	15,285	124
PolyOne Corp (a)	31,347	413	Perceptron Inc (a)	1,881	10
Quaker Chemical Corp	1,400	54	PHH Corp (a)	99,382	2,374
Rockwood Holdings Inc (a)	26,447	1,074	RCM Technologies Inc (a)	10,898	50
Sensient Technologies Corp	139,016	4,714	Rent-A-Center Inc/TX	121,796	3,622
Solutia Inc (a)	14,608	342	Resources Connection Inc	4,300	86
Spartech Corp (a)	53,184	444	RSC Holdings Inc (a)	13,132	157
TPC Group Inc (a)	3,717	117	SFN Group Inc (a)	119,236	1,154
Westlake Chemical Corp	60,497	2,343	Spectrum Group International Inc (a)	8,050	17
WR Grace & Co (a)	41,496	1,473	StarTek Inc (a)	11,310	62
Zoltek Cos Inc (a)	56,863	636	Stewart Enterprises Inc	161,327	1,029
	$ 24,557		Team Inc (a)	5,228	134

See accompanying notes

262

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Distribution & Wholesale (continued)
TeleTech Holdings Inc (a)	825 $	18	BMP Sunstone Corp (a)	10,570 $	105
Towers Watson & Co	90,789	4,951	Brightpoint Inc (a)	47,475	431
Track Data Corp (a)	44	4	Chindex International Inc (a)	3,758	59
Tree.com Inc (a)	5,970	50	Core-Mark Holding Co Inc (a)	21,460	726
TrueBlue Inc (a)	14,828	253	GTSI Corp (a)	6,697	31
Tufco Technologies Inc (a)	1,165	4	Navarre Corp (a)	15,359	33
United Rentals Inc (a)	42,525	1,133	Owens & Minor Inc	26,827	792
Versar Inc (a)	8,300	28	Scansource Inc (a)	22,850	828
Viad Corp	31,470	741	School Specialty Inc (a)	19,743	258
Volt Information Sciences Inc (a)	19,580	135	Titan Machinery Inc (a)	24,976	605
	$ 42,490		United Stationers Inc (a)	10,265	639
Computers - 2.01%			Watsco Inc	15,650	982
Agilysys Inc (a)	37,796	216	WESCO International Inc (a)	118,361	6,634
Astro-Med Inc	7,443	57		$ 12,134
CACI International Inc (a)	138,008	7,658	Diversified Financial Services - 2.15%
Ciber Inc (a)	219,881	1,003	Artio Global Investors Inc	12,090	177
Cogo Group Inc (a)	25,432	223	Asta Funding Inc	11,730	90
Computer Task Group Inc (a)	3,642	43	BGC Partners Inc	53,805	436
Datalink Corp (a)	1,091	7	Calamos Asset Management Inc	45,897	706
Dataram Corp (a)	3,977	9	California First National Bancorp	986	14
Dynamics Research Corp (a)	3,665	49	Cohen & Steers Inc	12,783	362
Electronics for Imaging Inc (a)	95,487	1,431	CompuCredit Holdings Corp (a)	45,837	277
Hutchinson Technology Inc (a)	25,275	84	Cowen Group Inc (a)	5,036	23
Imation Corp (a)	122,486	1,238	Credit Acceptance Corp (a)	997	56
Insight Enterprises Inc (a)	72,905	1,014	Diamond Hill Investment Group Inc	170	12
Integral Systems Inc/MD (a)	12,171	149	Doral Financial Corp (a)	32,767	41
Key Tronic Corp (a)	16,991	100	Duff & Phelps Corp	7,926	134
Keyw Holding Corp/The (a)	1,195	17	Encore Capital Group Inc (a)	2,669	61
Maxwell Technologies Inc (a)	14,965	269	Epoch Holding Corp	590	9
Mentor Graphics Corp (a)	16,051	204	Evercore Partners Inc - Class A	10,216	330
Mercury Computer Systems Inc (a)	6,421	121	Federal Agricultural Mortgage Corp	15,952	246
PAR Technology Corp (a)	9,156	55	First Marblehead Corp/The (a)	57,745	127
Planar Systems Inc (a)	23,619	61	Firstcity Financial Corp (a)	7,911	61
Qualstar Corp (a)	4,617	9	GAMCO Investors Inc	1,258	56
Quantum Corp (a)	8,954	24	GFI Group Inc	12,903	66
Radisys Corp (a)	4,027	33	Higher One Holdings Inc (a)	15,645	297
Rimage Corp (a)	6,900	98	International Assets Holding Corp (a)	6,185	145
SMART Modular Technologies WWH Inc (a)	47,764	323	Investment Technology Group Inc (a)	65,297	1,203
SRA International Inc (a)	181,502	4,843	JMP Group Inc	6,327	47
SYKES Enterprises Inc (a)	15,153	295	KBW Inc	49,450	1,323
Syntel Inc	4,233	236	Knight Capital Group Inc (a)	107,152	1,485
Tier Technologies Inc (a)	6,179	36	LaBranche & Co Inc (a)	24,671	93
Unisys Corp (a)	19,929	565	Marlin Business Services Corp (a)	13,364	174
Virtusa Corp (a)	2,972	48	MF Global Holdings Ltd (a)	614,352	5,087
	$ 20,518		MicroFinancial Inc	5,351	22
Consumer Products - 1.15%			National Financial Partners Corp (a)	14,796	188
ACCO Brands Corp (a)	41,331	339	Nelnet Inc	36,175	811
American Greetings Corp	41,199	896	Netspend Holdings Inc (a)	7,005	100
AT Cross Co (a)	1,100	11	NewStar Financial Inc (a)	59,499	577
Blyth Inc	3,977	133	Ocwen Financial Corp (a)	19,498	197
Central Garden and Pet Co (a)	27,153	264	Oppenheimer Holdings Inc	18,241	476
Central Garden and Pet Co - A Shares (a)	83,827	795	Penson Worldwide Inc (a)	4,565	22
CSS Industries Inc	13,434	247	Piper Jaffray Cos (a)	34,262	1,432
Ennis Inc	52,515	873	Sanders Morris Harris Group Inc	27,565	192
Helen of Troy Ltd (a)	33,769	948	SeaCube Container Leasing Ltd	4,613	62
Kid Brands Inc (a)	22,206	202	Student Loan Corp (a),(b),(c)	10,805	27
Oil-Dri Corp of America	2,340	45	SWS Group Inc	90,671	424
Prestige Brands Holdings Inc (a)	94,057	1,038	United PanAm Financial Corp (a)	6,985	48
Scotts Miracle-Gro Co/The	104,938	5,422	Virtus Investment Partners Inc (a)	5,186	250
Spectrum Brands Holdings Inc (a)	14,703	482	Waddell & Reed Financial Inc	101,300	3,659
WD-40 Co	460	18	World Acceptance Corp (a)	4,737	266
	$ 11,713			$ 21,891
Cosmetics & Personal Care - 0.03%			Electric - 2.37%
CCA Industries Inc	400	2	Allete Inc	8,201	303
Elizabeth Arden Inc (a)	7,346	188	Ameresco Inc (a)	2,045	32
Parlux Fragrances Inc (a)	15,328	51	Avista Corp	14,523	329
Physicians Formula Holdings Inc (a)	19,729	76	Black Hills Corp	37,035	1,148
Revlon Inc (a)	2,559	25	Central Vermont Public Service Corp	6,150	132
	$ 342		CH Energy Group Inc	4,271	208
Distribution & Wholesale - 1.19%			Cleco Corp	96,034	3,002
ADDvantage Technologies Group Inc (a)	3,841	11	Dynegy Inc (a)	40,060	252
See accompanying notes			263

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Electronics (continued)
El Paso Electric Co (a)	180,608 $	4,867	Pulse Electronics Corp	9,184 $	47
Empire District Electric Co/The	34,742	748	Rofin-Sinar Technologies Inc (a)	9,419	368
EnerNOC Inc (a)	28,637	745	Rogers Corp (a)	13,800	590
GenOn Energy Inc (a)	529,542	2,192	Sanmina-SCI Corp (a)	15,187	228
IDACORP Inc	45,563	1,703	Sonic Solutions Inc (a)	3,338	49
MGE Energy Inc	6,112	249	Sparton Corp (a)	12,594	108
NorthWestern Corp	111,810	3,158	Spectrum Control Inc (a)	17,751	235
Ormat Technologies Inc	14,003	431	Stoneridge Inc (a)	100	1
Otter Tail Corp	39,223	889	Sypris Solutions Inc (a)	37,183	157
Pike Electric Corp (a)	25,319	209	Tech Data Corp (a)	2,441	115
PNM Resources Inc	100,449	1,309	Technology Research Corp	4,162	22
Portland General Electric Co	46,511	1,039	TTM Technologies Inc (a)	73,203	1,164
UIL Holdings Corp	13,232	399	Viasystems Group Inc (a)	512	10
Unisource Energy Corp	23,522	842	Vicon Industries Inc (a)	1,971	9
	$ 24,186		Vishay Intertechnology Inc (a)	189,488	3,127
Electrical Components & Equipment - 1.58%			Vishay Precision Group Inc (a)	13,534	251
Advanced Battery Technologies Inc (a)	9,370	35	Watts Water Technologies Inc	47,391	1,705
Belden Inc	25,339	881	X-Rite Inc (a)	21,239	94
C&D Technologies Inc (a)	6,164	2	Zygo Corp (a)	14,203	155
Encore Wire Corp	22,974	516		$ 19,994
Energy Conversion Devices Inc (a)	130,927	534	Energy - Alternate Sources - 0.20%
EnerSys (a)	122,468	4,019	Ascent Solar Technologies Inc (a)	41,633	132
Espey Manufacturing & Electronics Corp	53	1	Clean Energy Fuels Corp (a)	29,783	354
Evergreen Solar Inc (a)	950	2	Green Plains Renewable Energy Inc (a)	78,370	873
Generac Holdings Inc (a)	5,822	87	Headwaters Inc (a)	97,670	514
General Cable Corp (a)	93,993	3,479	Hoku Corp (a)	2,484	6
GrafTech International Ltd (a)	178,410	3,747	Ocean Power Technologies Inc (a)	10,427	57
Insteel Industries Inc	37,419	427	REX American Resources Corp (a)	5,590	84
Littelfuse Inc	1,400	72		$ 2,020
Magnetek Inc (a)	5,063	9	Engineering & Construction - 1.04%
NIVS IntelliMedia Technology Group Inc (a)	41,680	87	Argan Inc (a)	3,018	28
Orion Energy Systems Inc (a)	12,646	55	Dycom Industries Inc (a)	93,499	1,503
Powell Industries Inc (a)	7,288	276	EMCOR Group Inc (a)	30,426	921
Power-One Inc (a)	35,907	384	ENGlobal Corp (a)	18,947	85
PowerSecure International Inc (a)	3,409	25	Exponent Inc (a)	341	13
Sunpower Corp - Class A (a)	45,561	612	Granite Construction Inc	32,522	840
Sunpower Corp - Class B (a)	59,501	785	Insituform Technologies Inc (a)	2,559	70
Ultralife Corp (a)	13,547	93	Integrated Electrical Services Inc (a)	827	3
	$ 16,128		Layne Christensen Co (a)	35,145	1,110
Electronics - 1.96%			MasTec Inc (a)	40,470	616
Allied Motion Technologies Inc (a)	200	2	Michael Baker Corp (a)	3,258	99
American Science & Engineering Inc	2,000	174	Mistras Group Inc (a)	6,215	89
Analogic Corp	2,082	106	MYR Group Inc/Delaware (a)	99,600	2,190
Ballantyne Strong Inc (a)	8,293	62	National Technical Systems Inc	5,205	39
Bel Fuse Inc	16,381	358	Servidyne Inc	471	1
Benchmark Electronics Inc (a)	96,609	1,834	Sterling Construction Co Inc (a)	13,155	169
Blonder Tongue Laboratories (a)	1,523	4	Tutor Perini Corp	123,132	2,797
Brady Corp	35,942	1,177	VSE Corp	1,039	31
Checkpoint Systems Inc (a)	24,535	507		$ 10,604
Coherent Inc (a)	16,682	894	Entertainment - 0.65%
CTS Corp	86,050	976	Ascent Media Corp (a)	17,334	659
Cyberoptics Corp (a)	7,092	68	Bluegreen Corp (a)	38,592	135
Cymer Inc (a)	13,721	666	Carmike Cinemas Inc (a)	441	3
Daktronics Inc	7,176	110	Churchill Downs Inc	15,653	648
DDi Corp	4,018	45	Cinemark Holdings Inc	17,089	290
Electro Scientific Industries Inc (a)	35,841	597	Dover Downs Gaming & Entertainment Inc	5,111	18
FEI Co (a)	10,257	279	Dover Motorsports Inc (a)	3,447	6
Frequency Electronics Inc (a)	11,821	83	Great Wolf Resorts Inc (a)	40,522	118
Identive Group Inc (a)	9,851	26	International Speedway Corp	36,381	1,052
IntriCon Corp (a)	448	2	Isle of Capri Casinos Inc (a)	14,106	133
L-1 Identity Solutions Inc (a)	131,664	1,571	Lakes Entertainment Inc (a)	14,149	40
LaBarge Inc (a)	1,080	15	Madison Square Garden Inc (a)	56,791	1,432
LeCroy Corp (a)	9,544	125	National CineMedia Inc	33,762	596
LoJack Corp (a)	580	4	Pinnacle Entertainment Inc (a)	16,122	243
Measurement Specialties Inc (a)	10,830	292	Rick's Cabaret International Inc (a)	12,778	112
MEMSIC Inc (a)	5,491	17	Speedway Motorsports Inc	44,483	644
Methode Electronics Inc	55,921	661	Vail Resorts Inc (a)	11,105	534
Multi-Fineline Electronix Inc (a)	4,005	116		$ 6,663
Newport Corp (a)	34,849	611	Environmental Control - 0.51%
OSI Systems Inc (a)	1,978	75	Ceco Environmental Corp (a)	369	2
Park Electrochemical Corp	3,362	102	Darling International Inc (a)	9,874	134

See accompanying notes

264

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Environmental Control (continued)			Healthcare - Products (continued)
EnergySolutions Inc	153,859 $	911	Allied Healthcare Products (a)	5,732 $	24
Metalico Inc (a)	38,303	213	Angiodynamics Inc (a)	48,711	789
Met-Pro Corp	6,378	69	Bruker BioSciences Corp (a)	20,318	356
Mine Safety Appliances Co	17,497	546	Caliper Life Sciences Inc (a)	21,490	138
Tetra Tech Inc (a)	14,600	338	Cantel Medical Corp	5,945	127
TRC Cos Inc (a)	13,940	49	CardioNet Inc (a)	22,885	100
US Ecology Inc	5,480	92	Cepheid Inc (a)	10,393	247
Waste Connections Inc	98,349	2,849	CONMED Corp (a)	51,381	1,342
WCA Waste Corp (a)	5,078	25	Cooper Cos Inc/The	9,697	556
	$ 5,228		CryoLife Inc (a)	12,092	61
Food - 1.35%			Cutera Inc (a)	7,325	60
B&G Foods Inc	13,487	181	Cynosure Inc (a)	16,578	181
Cal-Maine Foods Inc	579	16	Digirad Corp (a)	10,755	24
Chiquita Brands International Inc (a)	89,191	1,375	Exactech Inc (a)	1,195	20
Dole Food Co Inc (a)	86,872	1,215	Genomic Health Inc (a)	7,559	168
Fresh Del Monte Produce Inc	100,741	2,665	Greatbatch Inc (a)	38,809	914
Fresh Market Inc/The (a)	2,733	100	Hanger Orthopedic Group Inc (a)	5,843	120
Hain Celestial Group Inc (a)	76,026	2,024	HeartWare International Inc (a)	2,160	201
Imperial Sugar Co	10,746	129	ICU Medical Inc (a)	4,129	161
Ingles Markets Inc	17,203	334	Invacare Corp	18,810	520
J&J Snack Foods Corp	459	19	Iridex Corp (a)	996	4
John B. Sanfilippo & Son Inc (a)	17,710	201	LeMaitre Vascular Inc (a)	3,153	22
M&F Worldwide Corp (a)	33,396	806	Medical Action Industries Inc (a)	290	2
Nash Finch Co	24,747	933	Merge Healthcare Inc (a)	1,373	6
Pilgrim's Pride Corp (a)	19,645	137	Meridian Bioscience Inc	12,221	268
Ruddick Corp	10,135	341	Misonix Inc (a)	11,445	26
Sanderson Farms Inc	1,159	48	NuVasive Inc (a)	19,826	554
Seaboard Corp	170	340	PhotoMedex Inc (a)	1,407	8
Seneca Foods Corp (a)	8,614	239	Solta Medical Inc (a)	10,243	28
Smart Balance Inc (a)	58,746	235	SRI/Surgical Express Inc (a)	3,941	23
Spartan Stores Inc	39,853	577	STERIS Corp	1,366	48
Tasty Baking Co	2,060	8	Symmetry Medical Inc (a)	54,485	521
TreeHouse Foods Inc (a)	10,693	512	Syneron Medical Ltd (a)	12,552	133
Village Super Market Inc	1,418	45	Teleflex Inc	68,928	3,951
Weis Markets Inc	16,325	646	TomoTherapy Inc (a)	82,476	276
Winn-Dixie Stores Inc (a)	95,004	606	Urologix Inc (a)	6,896	4
	$ 13,732		Vital Images Inc (a)	10,479	140
Forest Products & Paper - 0.74%			West Pharmaceutical Services Inc	54,401	2,175
Boise Inc	191,445	1,721	Wright Medical Group Inc (a)	6,736	100
Buckeye Technologies Inc	71,830	1,807	Young Innovations Inc	1,738	52
Clearwater Paper Corp (a)	1,400	111		$ 14,695
Domtar Corp	1,350	119	Healthcare - Services - 1.59%
KapStone Paper and Packaging Corp (a)	53,215	906	Allied Healthcare International Inc (a)	86,437	209
Mercer International Inc (a)	44,270	378	Amedisys Inc (a)	6,936	236
Neenah Paper Inc	3,781	73	American Dental Partners Inc (a)	26,878	342
PH Glatfelter Co	126,813	1,526	American Shared Hospital Services (a)	1,075	3
Potlatch Corp	20,951	778	AMERIGROUP Corp (a)	13,711	718
Wausau Paper Corp	19,342	166	Amsurg Corp (a)	43,284	912
	$ 7,585		Assisted Living Concepts Inc (a)	14,292	470
Gas - 0.50%			BioClinica Inc (a)	3,795	17
Chesapeake Utilities Corp	3,048	119	Capital Senior Living Corp (a)	41,852	286
Laclede Group Inc/The	7,243	275	Centene Corp (a)	14,771	409
New Jersey Resources Corp	11,016	462	Continucare Corp (a)	1,674	7
Nicor Inc	19,603	990	Dynacq Healthcare Inc (a)	172	—
Northwest Natural Gas Co	7,006	312	Five Star Quality Care Inc (a)	64,198	402
Piedmont Natural Gas Co Inc	23,748	666	Gentiva Health Services Inc (a)	25,415	585
South Jersey Industries Inc	8,200	428	Healthsouth Corp (a)	19,448	440
Southwest Gas Corp	27,640	1,030	Healthspring Inc (a)	120,401	3,659
WGL Holdings Inc	23,173	836	Healthways Inc (a)	11,237	135
			Kindred Healthcare Inc (a)	74,379	1,392
	$ 5,118		LifePoint Hospitals Inc (a)	34,304	1,208
Hand & Machine Tools - 0.34%			Magellan Health Services Inc (a)	20,276	982
Franklin Electric Co Inc	2,120	87	Medcath Corp (a)	42,263	566
Hardinge Inc	7,985	70	Molina Healthcare Inc (a)	27,257	835
Lincoln Electric Holdings Inc	40,562	2,747
LS Starrett Co	1,380	17	National Healthcare Corp	2,678	119
QEP Co Inc (a)	359	5	NovaMed Inc (a)	7,237	95
			Orchid Cellmark Inc (a)	5,015	10
Regal-Beloit Corp	8,631	576	RehabCare Group Inc (a)	15,427	379
	$ 3,502		Select Medical Holdings Corp (a)	30,066	203
Healthcare - Products - 1.44%			Skilled Healthcare Group Inc (a)	15,856	170
Affymetrix Inc (a)	50,363	245
			Sun Healthcare Group Inc (a)	14,393	180

See accompanying notes

265

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Insurance (continued)
SunLink Health Systems Inc (a)	4,000 $	7	Global Indemnity PLC (a)	20,722 $	413
Triple-S Management Corp (a)	31,464	581	Greenlight Capital Re Ltd (a)	8,588	243
US Physical Therapy Inc (a)	240	5	Hallmark Financial Services (a)	29,368	249
WellCare Health Plans Inc (a)	22,256	665	Hanover Insurance Group Inc/The	105,179	4,975
	$ 16,227		Harleysville Group Inc	5,727	202
Holding Companies - Diversified - 0.04%			HCC Insurance Holdings Inc	163,898	4,963
Compass Diversified Holdings	8,812	152	Hilltop Holdings Inc (a)	72,869	715
Harbinger Group Inc (a)	20,139	116	Horace Mann Educators Corp	123,773	2,139
Primoris Services Corp	8,374	69	Independence Holding Co	10,196	80
Resource America Inc	17,206	118	Infinity Property & Casualty Corp	15,499	927
	$ 455		Investors Title Co	627	20
Home Builders - 0.44%			Kansas City Life Insurance Co	1,981	62
Beazer Homes USA Inc (a)	126,470	676	Maiden Holdings Ltd	166,552	1,332
Brookfield Homes Corp (a)	20,159	285	MBIA Inc (a)	122,512	1,311
Cavco Industries Inc (a)	2,231	92	Meadowbrook Insurance Group Inc	73,687	700
Hovnanian Enterprises Inc (a)	41,759	185	Mercer Insurance Group Inc	4,836	136
M/I Homes Inc (a)	22,115	324	MGIC Investment Corp (a)	154,445	1,296
MDC Holdings Inc	23,594	729	Montpelier Re Holdings Ltd ADR	211,115	4,190
Meritage Homes Corp (a)	59,182	1,359	National Interstate Corp	2,687	56
Orleans Homebuilders Inc (a)	7,702	—	National Security Group Inc	269	3
Palm Harbor Homes Inc (a)	8,236	—	National Western Life Insurance Co	873	151
Ryland Group Inc	32,207	573	Navigators Group Inc/The (a)	17,463	854
Skyline Corp	3,288	66	OneBeacon Insurance Group Ltd	20,755	285
Standard Pacific Corp (a)	34,135	151	Phoenix Cos Inc/The (a)	215,420	551
	$ 4,440		Platinum Underwriters Holdings Ltd	54,002	2,387
			PMI Group Inc/The (a)	347,884	1,012
Home Furnishings - 0.20%
Audiovox Corp (a)	21,850	157	Presidential Life Corp	36,913	350
Bassett Furniture Industries Inc (a)	8,421	59	Primerica Inc	7,215	175
Cobra Electronics Corp (a)	6,755	23	ProAssurance Corp (a)	9,261	543
Emerson Radio Corp	853	2	Protective Life Corp	65,740	1,812
Ethan Allen Interiors Inc	14,536	326	Radian Group Inc	313,147	2,248
Flexsteel Industries	2,717	46	RLI Corp	5,576	300
Furniture Brands International Inc (a)	62,980	283	Safety Insurance Group Inc	17,731	844
Hooker Furniture Corp	12,835	172	SeaBright Holdings Inc	27,637	268
Kimball International Inc	29,316	197	Selective Insurance Group Inc	119,840	2,131
La-Z-Boy Inc (a)	64,808	539	State Auto Financial Corp	33,751	515
Sealy Corp (a)	29,666	79	Stewart Information Services Corp	38,111	434
Select Comfort Corp (a)	3,837	39	Tower Group Inc	163,877	4,267
Stanley Furniture Co Inc (a)	6,202	26	Unico American Corp	5,796	58
Universal Electronics Inc (a)	3,957	104	United Fire & Casualty Co	38,668	776
	$ 2,052		Unitrin Inc	63,294	1,703
Housewares - 0.03%			Universal American Corp/NY	135,515	2,736
Libbey Inc (a)	9,226	141	Universal Insurance Holdings Inc	8,135	44
Lifetime Brands Inc (a)	13,386	162	Validus Holdings Ltd	2,017	61
	$ 303			$ 74,964
Insurance - 7.35%			Internet - 0.96%
			1-800-Flowers.com Inc (a)	65,390	179
21st Century Holding Co	3,672	12	Arbinet Corp (a)	1,848	17
Affirmative Insurance Holdings Inc (a)	6,896	17
			Archipelago Learning Inc (a)	2,768	29
Alterra Capital Holdings Ltd	53,953	1,163	Atrinsic Inc (a)	1,597	4
American Equity Investment Life Holding Co	261,181	3,312	Blue Nile Inc (a)	8,548	486
American Safety Insurance Holdings Ltd (a)	21,257	427
			BroadSoft Inc (a)	825	23
Amtrust Financial Services Inc	10,651	197	Cogent Communications Group Inc (a)	13,200	180
Argo Group International Holdings Ltd	51,407	1,831	Constant Contact Inc (a)	13,409	375
Aspen Insurance Holdings Ltd	69,788	2,097	Digital River Inc (a)	10,405	330
Baldwin & Lyons Inc	14,634	329
Citizens Inc/TX (a)	17,089	122	Earthlink Inc	249,933	2,133
			ePlus Inc (a)	11,113	287
CNA Surety Corp (a)	45,448	1,092
			Hollywood Media Corp (a)	3,985	8
CNO Financial Group Inc (a)	1,253,092	7,932
			Infospace Inc (a)	65,655	537
Delphi Financial Group Inc	105,049	3,024	Internap Network Services Corp (a)	43,738	319
Donegal Group Inc	14,720	191	Internet Capital Group Inc (a)	37,976	463
Eastern Insurance Holdings Inc	5,136	67	IntraLinks Holdings Inc (a)	1,195	24
EMC Insurance Group Inc	13,147	296	Ipass Inc (a)	25,393	39
Employers Holdings Inc	10,593	178	j2 Global Communications Inc (a)	4,297	119
Enstar Group Ltd (a)	2,072	171
FBL Financial Group Inc	55,277	1,537	Keynote Systems Inc	18,949	331
			Knot Inc/The (a)	6,451	72
First Acceptance Corp (a)	19,254	35
			Lionbridge Technologies Inc (a)	3,785	15
First American Financial Corp	29,762	462	Looksmart Ltd (a)	14,346	26
First Mercury Financial Corp	12,930	213	ModusLink Global Solutions Inc (a)	74,453	456
Flagstone Reinsurance Holdings SA	114,760	1,408	Online Resources Corp (a)	49,801	335
FPIC Insurance Group Inc (a)	9,336	334
			OpenTable Inc (a)	2,996	236

See accompanying notes

266

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified - 1.05%
PC-Tel Inc (a)	8,931 $	64	Alamo Group Inc	21,042 $	546
Perficient Inc (a)	3,362	39	Albany International Corp	31,437	709
RealNetworks Inc (a)	87,874	330	Altra Holdings Inc (a)	7,428	155
Reis Inc (a)	12,410	85	Applied Industrial Technologies Inc	17,259	546
S1 Corp (a)	15,494	100	Briggs & Stratton Corp	74,700	1,492
Safeguard Scientifics Inc (a)	6,391	105	Cascade Corp	4,005	188
support.com Inc (a)	28,009	155	Chart Industries Inc (a)	30,283	1,100
TechTarget Inc (a)	18,832	138	Cognex Corp	17,719	556
TeleCommunication Systems Inc (a)	43,892	179	Columbus McKinnon Corp/NY (a)	22,056	371
TheStreet.com Inc	22,916	70	DXP Enterprises Inc (a)	4,564	99
United Online Inc	177,166	1,253	Flow International Corp (a)	13,038	49
ValueClick Inc (a)	8,374	117	Gencor Industries Inc (a)	717	6
VASCO Data Security International Inc (a)	11,535	87	Gerber Scientific Inc (a)	52,412	400
Web.com Group Inc (a)	5,890	55	Gorman-Rupp Co/The	2,396	76
	$ 9,800		Hurco Cos Inc (a)	4,896	125
Investment Companies - 1.64%			Intermec Inc (a)	9,294	106
Ante5 Inc (a)	6,777	9	Intevac Inc (a)	7,798	107
Apollo Investment Corp	451,169	5,321	Kadant Inc (a)	21,779	461
Ares Capital Corp	304,025	5,105	Key Technology Inc (a)	1,200	20
Arlington Asset Investment Corp	3,138	79	NACCO Industries Inc	3,650	366
BlackRock Kelso Capital Corp	21,400	246	Nordson Corp	10,509	970
Capital Southwest Corp	1,507	148	Robbins & Myers Inc	34,975	1,453
Fifth Street Finance Corp	225,983	2,979	Tecumseh Products Co (a)	28,436	343
Gladstone Investment Corp	10,251	72	Tennant Co	3,607	146
Golub Capital BDC Inc	3,377	54	Twin Disc Inc	10,928	356
Harris & Harris Group Inc (a)	19,703	100		$ 10,746
Hercules Technology Growth Capital Inc	9,568	100	Media - 0.99%
Main Street Capital Corp	6,824	133	4Kids Entertainment Inc (a)	10,120	7
MCG Capital Corp	200,259	1,362	Acacia Research - Acacia Technologies (a)	14,604	356
Medallion Financial Corp	25,216	197	AH Belo Corp (a)	34,198	277
NGP Capital Resources Co	10,075	92	Beasley Broadcasting Group Inc (a)	5,597	30
PennantPark Investment Corp	9,535	115	Belo Corp (a)	3,210	22
Prospect Capital Corp	25,286	290	Cambium Learning Group Inc (a)	5,728	19
Solar Capital Ltd	2,642	63	Central European Media Enterprises Ltd (a)	9,689	176
TICC Capital Corp	9,568	118	CKX Inc (a)	21,400	68
Triangle Capital Corp	6,923	138	Courier Corp	14,341	203
	$ 16,721		Crown Media Holdings Inc (a)	9,255	22
Iron & Steel - 0.06%			Cumulus Media Inc (a)	23,430	89
Friedman Industries	5,440	47	Dex One Corp (a)	14,071	77
Shiloh Industries Inc	17,368	224	Dolan Co/The (a)	26,253	360
Universal Stainless & Alloy (a)	10,576	339	Entercom Communications Corp (a)	1,858	18
	$ 610		EW Scripps Co (a)	89,527	813
Leisure Products & Services - 0.14%			Fisher Communications Inc (a)	7,339	177
Aldila Inc	1,259	7	Gray Television Inc (a)	34,085	68
Arctic Cat Inc (a)	20,484	328	Here Media Inc (a),(b),(c)	3,700	—
Black Diamond Inc (a)	2,200	15	Here Media Inc - Special Shares (a),(b),(c)	3,700	—
Callaway Golf Co	90,298	664	John Wiley & Sons Inc	74,712	3,433
Cybex International Inc (a)	4,747	4	Journal Communications Inc (a)	41,378	198
Escalade Inc	1,608	10	Lee Enterprises Inc (a)	21,200	61
GameTech International Inc (a)	627	—	Liberty Media Corp - Capital Series A (a)	1,235	81
Johnson Outdoors Inc (a)	8,699	132	LIN TV Corp (a)	85,566	413
Life Time Fitness Inc (a)	2,099	84	LodgeNet Interactive Corp (a)	8,135	28
Multimedia Games Inc (a)	28,301	151	McClatchy Co/The (a)	51,405	262
Nautilus Inc (a)	20,082	49	Media General Inc (a)	17,561	88
			Mediacom Communications Corp (a)	18,623	163
Lodging - 0.77%	$ 1,444		New Frontier Media Inc (a)	917	2
Ameristar Casinos Inc	30,676	471	Nexstar Broadcasting Group Inc (a)	3,957	19
Boyd Gaming Corp (a)	73,545	798	Outdoor Channel Holdings Inc (a)	21,442	172
Full House Resorts Inc (a)	3,589	16	Primedia Inc	5,442	29
Gaylord Entertainment Co (a)	98,513	3,284	Radio One Inc (a)	27,800	35
			Saga Communications Inc (a)	3,426	89
Marcus Corp	28,583	338
Monarch Casino & Resort Inc (a)	3,715	41	Salem Communications Corp	5,196	17
MTR Gaming Group Inc (a)	16,156	37	Scholastic Corp	55,229	1,642
Orient-Express Hotels Ltd (a)	210,953	2,565	Sinclair Broadcast Group Inc	63,647	558
Red Lion Hotels Corp (a)	37,365	287	World Wrestling Entertainment Inc	1,367	17
	$ 7,837			$ 10,089
Machinery - Construction & Mining - 0.02%			Metal Fabrication & Hardware - 1.50%
Astec Industries Inc (a)	5,885	177	AM Castle & Co (a)	41,858	657
			Ampco-Pittsburgh Corp	5,719	142
			Chicago Rivet & Machine Co	269	5
			CIRCOR International Inc	4,268	172

See accompanying notes

267

Schedule of Investments SmallCap Value Fund II January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware (continued)				Oil & Gas (continued)
Commercial Metals Co	149,783 $	2,504		Atlas Energy Inc (a)	6,486 $	287
Eastern Co/The	538	10		ATP Oil & Gas Corp (a)	11,761	199
Furmanite Corp (a)	1,879	14		Berry Petroleum Co	59,081	2,757
Haynes International Inc	8,383	409		Bill Barrett Corp (a)	73,840	3,026
Ladish Co Inc (a)	7,580	406		Brigham Exploration Co (a)	173,100	5,125
Lawson Products Inc/DE	10,124	236		Bronco Drilling Co Inc (a)	39,551	274
LB Foster Co (a)	10,980	437		Cheniere Energy Inc (a)	35,589	260
Mueller Industries Inc	72,465	2,369		Clayton Williams Energy Inc (a)	955	84
Mueller Water Products Inc - Class A	167,881	672		Contango Oil & Gas Co (a)	1,858	108
NN Inc (a)	12,179	160		Crimson Exploration Inc (a)	40,172	171
Northwest Pipe Co (a)	6,778	148		CVR Energy Inc (a)	97,418	1,687
Olympic Steel Inc	18,192	498		Delek US Holdings Inc	57,072	476
RTI International Metals Inc (a)	44,919	1,298		Double Eagle Petroleum Co (a)	7,772	61
Sun Hydraulics Corp	3,804	142		Energy Partners Ltd (a)	45,603	733
Valmont Industries Inc	49,880	4,636		Energy XXI Bermuda Ltd (a)	14,731	424
Worthington Industries Inc	17,607	335		Frontier Oil Corp	188,762	3,926
	$ 15,250			Gastar Exploration Ltd (a)	25,798	109
Mining - 1.70%				GeoMet Inc (a)	16,119	20
Brush Engineered Materials Inc (a)	19,476	681		Georesources Inc (a)	6,156	170
Century Aluminum Co (a)	186,884	2,779		GMX Resources Inc (a)	42,016	219
Charles & Colvard Ltd (a)	8,743	24		Goodrich Petroleum Corp (a)	56,534	1,200
Coeur d'Alene Mines Corp (a)	142,952	3,341		Gran Tierra Energy Inc (a)	7,168	65
Compass Minerals International Inc	2,914	268		Harvest Natural Resources Inc (a)	57,053	635
Hecla Mining Co (a)	149,457	1,345		Hercules Offshore Inc (a)	139,285	461
Horsehead Holding Corp (a)	13,451	171		HKN Inc (a)	4,891	17
Kaiser Aluminum Corp	41,663	1,988		McMoRan Exploration Co (a)	17,600	275
Molycorp Inc (a)	3,762	176		Oasis Petroleum Inc (a)	143,114	4,576
Noranda Aluminum Holding Corp (a)	7,500	111		Parker Drilling Co (a)	166,376	722
Thompson Creek Metals Co Inc (a)	315,170	4,268		Penn Virginia Corp	103,440	1,798
USEC Inc (a)	393,486	2,184		Petroleum Development Corp (a)	44,175	2,011
	$ 17,336			Petroquest Energy Inc (a)	80,302	630
Miscellaneous Manufacturing - 2.55%				Pioneer Drilling Co (a)	105,449	934
Actuant Corp	215,599	5,978		Resolute Energy Corp (a)	181,724	3,289
Acuity Brands Inc	7,110	392		Rex Energy Corp (a)	7,062	85
American Biltrite Inc (a)	1	—		Rosetta Resources Inc (a)	17,848	714
American Railcar Industries Inc (a)	34,072	646		Seahawk Drilling Inc (a)	3,088	21
Ameron International Corp	15,654	1,080		Stone Energy Corp (a)	34,548	803
AO Smith Corp	79,006	3,382		Swift Energy Co (a)	43,528	1,856
AZZ Inc	432	17		Unit Corp (a)	115,490	5,913
Blount International Inc (a)	12,602	189		Vaalco Energy Inc (a)	32,455	237
Brink's Co/The	3,380	91		Venoco Inc (a)	21,620	451
Ceradyne Inc (a)	55,533	1,967		Voyager Oil & Gas Inc (a)	6,361	29
CLARCOR Inc	7,470	323		W&T Offshore Inc	23,785	484
Core Molding Technologies Inc (a)	344	2		Warren Resources Inc (a)	27,903	156
EnPro Industries Inc (a)	3,718	154		Western Refining Inc (a)	166,137	2,023
ESCO Technologies Inc	8,093	294			$ 50,608
Federal Signal Corp	137,537	957		Oil & Gas Services - 2.67%
FreightCar America Inc	2,940	84		Allis-Chalmers Energy Inc (a)	58,609	444
GP Strategies Corp (a)	12,747	126		Basic Energy Services Inc (a)	74,759	1,366
Griffon Corp (a)	107,266	1,249		Bolt Technology Corp (a)	1,952	28
Hexcel Corp (a)	118,107	2,246		Cal Dive International Inc (a)	178,248	1,094
Koppers Holdings Inc	25,842	994		Complete Production Services Inc (a)	69,695	1,947
Lydall Inc (a)	26,379	211		Dawson Geophysical Co (a)	11,672	395
MFRI Inc (a)	5,284	58		Dril-Quip Inc (a)	5,202	401
Movado Group Inc (a)	36,788	530		Exterran Holdings Inc (a)	103,403	2,565
Myers Industries Inc	79,076	723		Geokinetics Inc (a)	5,525	47
NL Industries Inc	4,014	54		Global Industries Ltd (a)	194,158	1,556
Park-Ohio Holdings Corp (a)	3,096	64		Gulf Island Fabrication Inc	22,132	599
Standex International Corp	12,287	410		Helix Energy Solutions Group Inc (a)	219,897	2,726
Synalloy Corp	580	7		Hornbeck Offshore Services Inc (a)	85,588	2,032
Tredegar Corp	49,963	936		Key Energy Services Inc (a)	57,548	766
Trinity Industries Inc	99,988	2,789		Matrix Service Co (a)	10,353	117
	$ 25,953			Mitcham Industries Inc (a)	8,499	94
Office Furnishings - 0.06%				Natural Gas Services Group Inc (a)	25,297	452
Kewaunee Scientific Corp	627	9		Newpark Resources Inc (a)	124,639	745
Steelcase Inc	52,664	538		Oil States International Inc (a)	86,332	5,850
Virco Manufacturing	4,847	15		OYO Geospace Corp (a)	720	70
	$ 562			SEACOR Holdings Inc	13,449	1,421
Oil & Gas - 4.97%				Superior Energy Services Inc (a)	8,464	297
Alon USA Energy Inc	24,453	191		Tesco Corp (a)	9,441	144
Approach Resources Inc (a)	34,357	916		Tetra Technologies Inc (a)	104,301	1,184
See accompanying notes			268

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			REITS (continued)
TGC Industries Inc (a)	9,714 $	45	Colonial Properties Trust	56,800 $	1,090
Trico Marine Services Inc/United States (a)	18,426	2	Colony Financial Inc	6,834	138
Union Drilling Inc (a)	15,056	110	Coresite Realty Corp	8,371	120
Willbros Group Inc (a)	56,332	673	Cousins Properties Inc	24,134	206
	$ 27,170		Cypress Sharpridge Investments Inc	13,326	174
Packaging & Containers - 1.28%			DCT Industrial Trust Inc	137,114	759
Graphic Packaging Holding Co (a)	289,949	1,378	DiamondRock Hospitality Co (a)	314,950	3,821
Mod-Pac Corp (a)	1,250	6	DuPont Fabros Technology Inc	32,942	755
Packaging Corp of America	185,893	5,251	Dynex Capital Inc	9,598	102
Rock-Tenn Co	13,658	912	EastGroup Properties Inc	4,563	199
Silgan Holdings Inc	147,393	5,502	Education Realty Trust Inc	15,036	117
	$ 13,049		Entertainment Properties Trust	29,111	1,340
Pharmaceuticals - 0.71%			Equity Lifestyle Properties Inc	25,804	1,468
Alkermes Inc (a)	38,365	495	Equity One Inc	73,099	1,363
Anika Therapeutics Inc (a)	9,487	66	Extra Space Storage Inc	47,410	912
Animal Health International Inc (a)	3,541	10	FelCor Lodging Trust Inc (a)	13,213	93
Caraco Pharmaceutical Laboratories Ltd (a)	3,581	17	First Industrial Realty Trust Inc (a)	34,406	351
Cornerstone Therapeutics Inc (a)	3,591	21	First Potomac Realty Trust	36,399	586
Impax Laboratories Inc (a)	3,138	73	Franklin Street Properties Corp	46,993	704
Infinity Pharmaceuticals Inc (a)	3,574	21	Getty Realty Corp	14,696	427
KV Pharmaceutical Co (a)	62,829	101	Gladstone Commercial Corp	3,801	70
Lannett Co Inc (a)	6,880	36	Glimcher Realty Trust	68,135	601
Matrixx Initiatives Inc (a)	7,830	63	Government Properties Income Trust	128,413	3,326
Medicis Pharmaceutical Corp	44,024	1,119	Hatteras Financial Corp	36,984	1,057
Myrexis Inc (a)	11,205	44	Healthcare Realty Trust Inc	19,719	414
Natural Alternatives International Inc (a)	1,459	8	Hersha Hospitality Trust	34,750	229
Neurocrine Biosciences Inc (a)	31,588	233	Highwoods Properties Inc	51,443	1,685
Nutraceutical International Corp (a)	6,081	84	Home Properties Inc	13,119	731
Omega Protein Corp (a)	29,096	237	Inland Real Estate Corp	85,151	791
Par Pharmaceutical Cos Inc (a)	23,646	845	Invesco Mortgage Capital Inc	34,854	780
Pharmacyclics Inc (a)	18,636	94	Investors Real Estate Trust	54,119	484
PharMerica Corp (a)	70,148	794	iStar Financial Inc (a)	23,851	189
Schiff Nutrition International Inc	4,357	32	Kilroy Realty Corp	78,052	2,976
Sucampo Pharmaceuticals Inc (a)	8,571	37	Kite Realty Group Trust	33,243	175
Targacept Inc (a)	4,300	111	LaSalle Hotel Properties	157,792	4,381
Theragenics Corp (a)	34,889	58	Lexington Realty Trust	105,062	890
Trimeris Inc (a)	593	1	LTC Properties Inc	23,189	634
Viropharma Inc (a)	160,323	2,629	Medical Properties Trust Inc	98,806	1,085
	$ 7,229		MFA Financial Inc	208,091	1,700
Pipelines - 0.09%			Mid-America Apartment Communities Inc	34,605	2,207
Crosstex Energy Inc	106,260	899	Monmouth Real Estate Investment Corp	12,387	102
			MPG Office Trust Inc (a)	17,300	64
Private Equity - 0.39%			National Health Investors Inc	4,298	197
American Capital Ltd (a)	483,403	3,949	National Retail Properties Inc	78,722	1,957
			Newcastle Investment Corp (a)	16,516	111
Publicly Traded Investment Fund - 0.01%			NorthStar Realty Finance Corp	19,989	104
THL Credit Inc	4,129	53	Omega Healthcare Investors Inc	55,938	1,247
			One Liberty Properties Inc	3,957	64
Real Estate - 0.06%			Parkway Properties Inc/Md	21,501	363
Avatar Holdings Inc (a)	11,557	231	Pebblebrook Hotel Trust	9,728	200
California Coastal Communities Inc (a)	9,672	—	Pennsylvania Real Estate Investment Trust	14,584	199
Forestar Group Inc (a)	9,478	177	Post Properties Inc	15,206	563
HFF Inc (a)	3,258	41	PS Business Parks Inc	4,614	269
Kennedy-Wilson Holdings Inc (a)	6,400	67	Ramco-Gershenson Properties Trust	10,113	130
Stratus Properties Inc (a)	538	5	Redwood Trust Inc	60,152	901
Thomas Properties Group Inc (a)	7,077	27	Resource Capital Corp	28,778	206
United Capital Corp (a)	1,702	47	Retail Opportunity Investments Corp	11,153	109
	$ 595		Sabra Healthcare REIT Inc	17,396	324
REITS - 5.93%			Saul Centers Inc	1,113	53
Acadia Realty Trust	9,874	182	Senior Housing Properties Trust	25,419	570
Agree Realty Corp	4,129	96	Sovran Self Storage Inc	30,214	1,162
American Campus Communities Inc	20,645	668	Starwood Property Trust Inc	14,864	335
			Strategic Hotels & Resorts Inc (a)	60,423	332
American Capital Agency Corp	39,765	1,141	Sun Communities Inc	31,750	1,052

Anworth Mortgage Asset Corp	65,418	449	Sunstone Hotel Investors Inc (a)	64,866	662
Ashford Hospitality Trust Inc (a)	36,894	359
Associated Estates Realty Corp	8,654	128	Tanger Factory Outlet Centers	10,934	285
BioMed Realty Trust Inc	74,293	1,326	Two Harbors Investment Corp	12,130	122
Campus Crest Communities Inc	8,713	115	UMH Properties Inc	4,563	48
Capstead Mortgage Corp	58,096	738	Universal Health Realty Income Trust	3,814	139
CBL & Associates Properties Inc	111,579	1,903	Urstadt Biddle Properties Inc	18,791	365
Chesapeake Lodging Trust	7,005	128	U-Store-It Trust	68,622	662
See accompanying notes			269

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Walter Investment Management Corp	26,276$	475	Papa John's International Inc (a)	1,788 $	51
Washington Real Estate Investment Trust	22,435	688	PC Connection Inc (a)	41,502	368
	$ 60,423		PC Mall Inc (a)	20,561	144
Retail - 5.39%			Penske Automotive Group Inc (a)	112,961	1,909
99 Cents Only Stores (a)	3,075	46	PEP Boys-Manny Moe & Jack	92,426	1,289
AC Moore Arts & Crafts Inc (a)	10,935	24	Phillips-Van Heusen Corp	86,658	5,058
AFC Enterprises Inc (a)	2,099	31	Red Robin Gourmet Burgers Inc (a)	31,438	648
America's Car-Mart Inc (a)	2,221	55	Regis Corp	140,177	2,350
Asbury Automotive Group Inc (a)	13,338	246	Retail Ventures Inc (a)	7,605	115
Ascena Retail Group Inc (a)	1,739	47	Rite Aid Corp (a)	136,478	175
Barnes & Noble Inc	99,396	1,566	Ruby Tuesday Inc (a)	116,311	1,568
Bebe Stores Inc	56,812	319	Rush Enterprises Inc - Class A (a)	61,433	1,171
Benihana Inc (a)	269	2	Rush Enterprises Inc - Class B (a)	11,863	195
Benihana Inc - Class A (a)	6,650	54	Saks Inc (a)	258,287	3,027
Big 5 Sporting Goods Corp	683	9	Sally Beauty Holdings Inc (a)	4,178	55
Biglari Holdings Inc (a)	1,253	538	Shoe Carnival Inc (a)	16,429	407
Bob Evans Farms Inc	72,431	2,280	Sonic Automotive Inc	24,651	307
Body Central Corp (a)	1,025	17	Sport Chalet Inc - Class A (a)	5,105	13
Bon-Ton Stores Inc/The (a)	3,815	42	Sport Chalet Inc - Class B (a)	717	2
Books-A-Million Inc	15,792	90	Stage Stores Inc	90,879	1,409
Bravo Brio Restaurant Group Inc (a)	1,366	22	Stein Mart Inc	7,947	62
Brown Shoe Co Inc	45,704	579	Steinway Musical Instruments Inc (a)	11,250	215
Buckle Inc/The	896	32	Susser Holdings Corp (a)	19,252	278
Build-A-Bear Workshop Inc (a)	25,333	194	Syms Corp (a)	5,642	36
Cabela's Inc (a)	132,257	3,293	Talbots Inc (a)	4,177	23
Cache Inc (a)	17,185	65	Tuesday Morning Corp (a)	60,538	300
Casey's General Stores Inc	11,534	490	Vera Bradley Inc (a)	1,708	59
Cash America International Inc	5,937	239	West Marine Inc (a)	37,272	477
Casual Male Retail Group Inc (a)	2,221	9	Wet Seal Inc/The (a)	16,993	58
Cato Corp/The	11,483	281	World Fuel Services Corp	33,686	1,265
Charming Shoppes Inc (a)	119,212	371	Zale Corp (a)	54,558	255
Childrens Place Retail Stores Inc/The (a)	1,279	54		$ 54,968
Christopher & Banks Corp	8,077	46	Savings & Loans - 2.17%
Coast Distribution System/CA (a)	2,597	10	Abington Bancorp Inc	18,893	235
Collective Brands Inc (a)	34,183	696	Ameriana Bancorp	2,687	14
Conn's Inc (a)	45,861	203	Anchor Bancorp Wisconsin Inc (a)	8,597	12
Cost Plus Inc (a)	11,070	94	Astoria Financial Corp	158,489	2,257
Cracker Barrel Old Country Store Inc	15,536	800	Atlantic Coast Federal Corp/Waycross GA (a)	1,072	2
dELiA*s Inc (a)	5,815	11	B of I Holding Inc (a)	5,828	88
Destination Maternity Corp	1,240	50	BankAtlantic Bancorp Inc (a)	37,121	37
Dillard's Inc	116,917	4,644	BankFinancial Corp	28,062	256
Domino's Pizza Inc (a)	6,976	114	Berkshire Hills Bancorp Inc	19,414	413
Duckwall-ALCO Stores Inc (a)	5,911	78	Brookline Bancorp Inc	49,864	540
Ezcorp Inc (a)	1,519	41	Camco Financial Corp (a)	7,465	15
Finish Line Inc/The	10,693	165	Cape Bancorp Inc (a)	3,180	32
First Cash Financial Services Inc (a)	101,201	3,339	Carver Bancorp Inc	359	1
Fred's Inc	82,170	1,103	CFS Bancorp Inc	11,190	60
Frisch's Restaurants Inc	448	9	Citizens Community Bancorp Inc/WI (a)	2,150	11
Gaiam Inc	15,945	122	Citizens South Banking Corp	8,212	35
Genesco Inc (a)	34,103	1,266	Clifton Savings Bancorp Inc	4,624	53
Golfsmith International Holdings Inc (a)	1,421	6	Danvers Bancorp Inc	13,100	282
Gordmans Stores Inc (a)	1,156	17	Dime Community Bancshares Inc	24,482	370
Group 1 Automotive Inc	51,890	1,963	ESB Financial Corp	4,031	55
Hastings Entertainment Inc/United States (a)	1,165	6	ESSA Bancorp Inc	15,668	198
Haverty Furniture Cos Inc	32,679	393	First Defiance Financial Corp (a)	7,706	101
HOT Topic Inc	47,950	260	First Federal Bancshares of Arkansas Inc (a)	448	1
J Alexander's Corp (a)	4,747	24	First Financial Holdings Inc	12,235	127
Kenneth Cole Productions Inc (a)	6,234	85	First Financial Northwest Inc	7,047	33
Lazare Kaplan International Inc (a)	8,585	11	First Pactrust Bancorp Inc	3,180	44
Lithia Motors Inc	44,852	605	First Place Financial Corp/OH (a)	17,717	50
Luby's Inc (a)	26,361	152	Flagstar Bancorp Inc (a)	97,431	154
MarineMax Inc (a)	26,013	235	Flushing Financial Corp	44,583	635
McCormick & Schmick's Seafood Restaurants Inc	12,512	113	Fox Chase Bancorp Inc	4,141	51
(a)			Hampden Bancorp Inc	448	5
Men's Wearhouse Inc	95,083	2,492	HF Financial Corp	4,179	46
Morton's Restaurant Group Inc (a)	9,210	59	HMN Financial Inc (a)	180	—
New York & Co Inc (a)	20,106	112	Home Bancorp Inc (a)	6,727	93
O'Charleys Inc (a)	35,874	249	Home Federal Bancorp Inc/ID	17,212	184
OfficeMax Inc (a)	20,582	330	HopFed Bancorp Inc	816	8
Pacific Sunwear of California Inc (a)	82,036	349	Investors Bancorp Inc (a)	10,935	146
Pantry Inc/The (a)	25,892	432	Kaiser Federal Financial Group Inc	1,336	16

See accompanying notes

270

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Semiconductors (continued)
Legacy Bancorp Inc/MA	6,627 $	86	Photronics Inc (a)	196,641 $	1,295
Meridian Interstate Bancorp Inc (a)	5,354	65	QLogic Corp (a)	160,813	2,864
Meta Financial Group Inc	3,224	49	Richardson Electronics Ltd/United States	25,708	333
MutualFirst Financial Inc	1,041	11	Rudolph Technologies Inc (a)	17,206	173
NASB Financial Inc	1,459	22	Sigma Designs Inc (a)	59,206	825
New Hampshire Thrift Bancshares Inc	896	12	Silicon Image Inc (a)	18,917	130
NewAlliance Bancshares Inc	279,014	4,171	Silicon Laboratories Inc (a)	48,925	2,176
Northeast Community Bancorp Inc	2,697	17	Skyworks Solutions Inc (a)	50,850	1,616
Northwest Bancshares Inc	146,461	1,716	Standard Microsystems Corp (a)	4,636	111
Ocean Shore Holding Co	1,100	13	Tessera Technologies Inc (a)	6,396	111
OceanFirst Financial Corp	6,834	95	TriQuint Semiconductor Inc (a)	144,424	1,900
Oritani Financial Corp	44,395	532	Ultratech Inc (a)	2,098	47
Pacific Premier Bancorp Inc (a)	4,978	33	Zoran Corp (a)	45,548	433
Parkvale Financial Corp	3,314	36		$ 27,032
People's United Financial Inc	15,664	202	Shipbuilding - 0.01%
Provident Financial Holdings Inc	7,196	56	Todd Shipyards Corp	4,146	92
Provident Financial Services Inc	161,665	2,368
Provident New York Bancorp	46,094	430	Software - 1.21%
Riverview Bancorp Inc (a)	11,395	35	Accelrys Inc (a)	11,959	98
Rockville Financial Inc	3,702	55	Advent Software Inc (a)	2,404	71
Rome Bancorp Inc	6,179	73	Avid Technology Inc (a)	51,648	860
Territorial Bancorp Inc	6,739	130	Blackbaud Inc	13,265	349
TF Financial Corp	1,165	26	Blackboard Inc (a)	10,654	414
TierOne Corp (a)	2,447	—	Bsquare Corp (a)	1,500	13
Timberland Bancorp Inc/WA	7,281	34	Concurrent Computer Corp (a)	2,411	12
United Community Financial Corp/OH (a)	23,899	37	CSG Systems International Inc (a)	8,371	163
United Financial Bancorp Inc	17,024	260	Deltek Inc (a)	394	3
United Western Bancorp Inc (a),(c)	3,403	1	Digi International Inc (a)	34,559	366
ViewPoint Financial Group	10,819	137	Dynavox Inc (a)	3,827	20
Washington Federal Inc	256,280	4,431	Envestnet Inc (a)	854	12
Waterstone Financial Inc (a)	7,445	20	Epicor Software Corp (a)	13,935	145
Westfield Financial Inc	20,715	176	EPIQ Systems Inc	44,038	565
WSFS Financial Corp	2,675	120	Fair Isaac Corp	26,166	664
	$ 22,109		Global Defense Technology & Systems Inc (a)	1,416	23
Semiconductors - 2.65%			JDA Software Group Inc (a)	8,935	270
Advanced Analogic Technologies Inc (a)	35,046	139	Mantech International Corp (a)	2,136	86
Aetrium Inc (a)	352	1	Market Leader Inc (a)	2,508	6
Alpha & Omega Semiconductor Ltd (a)	2,098	30	MedAssets Inc (a)	17,563	345
Amkor Technology Inc (a)	52,653	429	Omnicell Inc (a)	10,014	140
Anadigics Inc (a)	8,093	55	Pegasystems Inc	8,885	304
ATMI Inc (a)	30,501	628	Pervasive Software Inc (a)	10,168	56
AuthenTec Inc (a)	5,970	18	QLIK Technologies Inc (a)	14,218	330
Axcelis Technologies Inc (a)	53,015	184	Quality Systems Inc	5,287	422
AXT Inc (a)	10,927	118	Quest Software Inc (a)	18,991	490
Brooks Automation Inc (a)	34,860	409	RealPage Inc (a)	1,465	40
Cabot Microelectronics Corp (a)	18,024	813	Schawk Inc	3,588	66
Cascade Microtech Inc (a)	8,181	50	Seachange International Inc (a)	41,099	340
Cavium Networks Inc (a)	9,254	366	Smith Micro Software Inc (a)	1,730	22
Cohu Inc	43,121	644	SolarWinds Inc (a)	10,897	206
DSP Group Inc (a)	46,440	348	SoundBite Communications Inc (a)	100	—
Emulex Corp (a)	70,964	810	SYNNEX Corp (a)	70,754	2,362
Entegris Inc (a)	68,415	523	Take-Two Interactive Software Inc (a)	43,121	538
Exar Corp (a)	57,271	368	Taleo Corp (a)	7,900	233
Fairchild Semiconductor International Inc (a)	182,082	3,241	THQ Inc (a)	89,799	522
FormFactor Inc (a)	13,252	113	Trident Microsystems Inc (a)	13,412	20
GSI Technology Inc (a)	2,559	24	Tyler Technologies Inc (a)	86,792	1,801
Ikanos Communications Inc (a)	9,818	12		$ 12,377
Inphi Corp (a)	1,025	19	Storage & Warehousing - 0.13%
Integrated Device Technology Inc (a)	28,414	181	Mobile Mini Inc (a)	62,192	1,271
Integrated Silicon Solution Inc (a)	12,742	132
International Rectifier Corp (a)	47,293	1,515	Telecommunications - 1.91%
IXYS Corp (a)	7,328	83	ADPT Corp (a)	161,645	474
Kopin Corp (a)	19,408	79	ADTRAN Inc	13,282	546
Lattice Semiconductor Corp (a)	2,563	16	Alaska Communications Systems Group Inc	51,092	470
Micrel Inc	38,107	510	Anaren Inc (a)	10,206	209
Microsemi Corp (a)	15,718	354	Anixter International Inc	25,623	1,621
MKS Instruments Inc	53,654	1,541	Arris Group Inc (a)	174,481	2,177
MoSys Inc (a)	312	2	Atlantic Tele-Network Inc	240	9
Nanometrics Inc (a)	9,027	155	Aviat Networks Inc (a)	51,516	267
Omnivision Technologies Inc (a)	29,730	768	Black Box Corp	47,434	1,669
Pericom Semiconductor Corp (a)	33,830	340	Cincinnati Bell Inc (a)	42,435	121

See accompanying notes

271

Schedule of Investments
SmallCap Value Fund II
January 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications (continued)			Transportation (continued)
Clearfield Inc (a)	643 $	3	CAI International Inc (a)	11,143 $	212
Comarco Inc (a)	4,259	1	Covenant Transportation Group Inc (a)	11,049	99
Communications Systems Inc	6,806	102	DHT Holdings Inc	70,582	359
Comtech Telecommunications Corp	46,306	1,299	Dynamex Inc (a)	2,438	61
Consolidated Communications Holdings Inc	18,742	333	Eagle Bulk Shipping Inc (a)	103,480	423
CPI International Inc (a)	17,924	348	Echo Global Logistics Inc (a)	10,961	127
DigitalGlobe Inc (a)	3,856	118	Excel Maritime Carriers Ltd (a)	151,487	686
Ditech Networks Inc (a)	25,522	35	Frozen Food Express Industries Inc (a)	18,708	76
EchoStar Holding Corp (a)	22,516	614	Genco Shipping & Trading Ltd (a)	32,686	378
EMS Technologies Inc (a)	29,449	540	General Maritime Corp	203,137	622
EndWave Corp (a)	9,116	21	Golar LNG Ltd	29,096	508
Extreme Networks (a)	65,156	214	Gulfmark Offshore Inc (a)	46,057	1,771
FiberTower Corp (a)	43,297	160	Horizon Lines Inc	62,535	310
General Communication Inc (a)	23,060	279	International Shipholding Corp	10,712	268
Global Crossing Ltd (a)	34,905	465	Knightsbridge Tankers Ltd	19,314	464
Globecomm Systems Inc (a)	28,617	271	Landstar System Inc	28,450	1,179
Harmonic Inc (a)	23,246	196	Marten Transport Ltd	19,079	407
Hughes Communications Inc (a)	1,519	93	Nordic American Tanker Shipping Ltd	45,984	1,124
Hypercom Corp (a)	8,879	79	Old Dominion Freight Line Inc (a)	1,879	61
ID Systems Inc (a)	1,297	6	Overseas Shipholding Group Inc	71,921	2,391
IDT Corp - Class B	36,474	840	PAM Transportation Services Inc (a)	10,768	124
Iridium Communications Inc (a)	108,156	830	PHI Inc (a)	16,774	346
Knology Inc (a)	1,279	19	Providence and Worcester Railroad Co	3,324	61
Leap Wireless International Inc (a)	46,488	650	Quality Distribution Inc (a)	3,048	28
Loral Space & Communications Inc (a)	7,302	544	RailAmerica Inc (a)	35,552	443
Motricity Inc (a)	512	10	Saia Inc (a)	28,323	405
Novatel Wireless Inc (a)	26,779	193	Ship Finance International Ltd	51,397	1,028
Oplink Communications Inc (a)	5,468	136	Teekay Tankers Ltd	27,933	334
OpNext Inc (a)	21,260	40	USA Truck Inc (a)	8,176	98
Optical Cable Corp	5,568	34	Werner Enterprises Inc	73,073	1,801
Orbcomm Inc (a)	27,776	83			$ 25,814
PAETEC Holding Corp (a)	18,708	74	Trucking & Leasing - 0.76%
Performance Technologies Inc (a)	11,588	20	Aircastle Ltd	206,870	2,196
Plantronics Inc	16,718	592	Amerco Inc (a)	8,343	759
Powerwave Technologies Inc (a)	40,322	141	GATX Corp	73,862	2,456
Preformed Line Products Co	1,151	71	Greenbrier Cos Inc (a)	58,074	1,374
Premiere Global Services Inc (a)	40,349	251	TAL International Group Inc	26,511	829
Relm Wireless Corp (a)	1,332	3	Willis Lease Finance Corp (a)	7,612	101
Shenandoah Telecommunications Co	683	11			$ 7,715
Soapstone Networks Inc (a)	6,090	—	Water - 0.09%
SureWest Communications (a)	19,882	218	American States Water Co	4,954	168
Sycamore Networks Inc	32,007	668	California Water Service Group	10,433	381
Symmetricom Inc (a)	54,358	337	Pico Holdings Inc (a)	5,936	184
Tekelec (a)	17,909	206	SJW Corp	9,039	221
Telular Corp	4,424	31			$ 954
Tessco Technologies Inc	3,592	41	TOTAL COMMON STOCKS		$ 972,238
Tollgrade Communications Inc (a)	13,191	122
				Principal
USA Mobility Inc	4,417	75		Amount
UTStarcom Inc (a)	62,576	131
ViaSat Inc (a)	5,576	242	BONDS - 0.00%	(000's)	Value (000's)
Vonage Holdings Corp (a)	28,983	95	Diversified Financial Services - 0.00%
WPCS International Inc (a)	2,259	6	GAMCO Investors Inc
			0.00%, 12/31/2015(a)	$ 4	$ 2
XETA Technologies Inc (a)	7,545	26
	$ 19,480		TOTAL BONDS		$ 2
Textiles - 0.23%				Maturity
Culp Inc (a)	1,661	16
Dixie Group Inc (a)	8,718	39		Amount
			REPURCHASE AGREEMENTS - 4.04%	(000's)	Value (000's)
G&K Services Inc	33,366	1,045	Banks - 4.04%
Unifirst Corp/MA	22,641	1,263	Investment in Joint Trading Account; Credit Suisse $ 8,544		$ 8,543
	$ 2,363		Repurchase Agreement; 0.21% dated
Toys, Games & Hobbies - 0.08%			01/31/11 maturing 02/01/11 (collateralized by
Jakks Pacific Inc (a)	38,768	671
Leapfrog Enterprises Inc (a)	2,675	10	US Treasury Notes; $8,714,336; 0.88% -
RC2 Corp (a)	6,265	127	5.13%; dated 05/31/11 - 05/15/16)
			Investment in Joint Trading Account; Deutsche	11,391	11,391
	$ 808		Bank Repurchase Agreement; 0.21% dated
Transportation - 2.53%			01/31/11 maturing 02/01/11 (collateralized by
Air Transport Services Group Inc (a)	65,276	483
			Sovereign Agency Issues; $11,619,115;
Alexander & Baldwin Inc	66,625	2,673	0.00% - 7.13%; dated 02/22/11 - 06/15/38)
Arkansas Best Corp	26,041	666
Atlas Air Worldwide Holdings Inc (a)	30,885	1,569
Bristow Group Inc (a)	82,149	4,229

See accompanying notes

272

		Schedule of Investments
		SmallCap Value Fund II
		January 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; JP Morgan $	4,272	$ 4,272
Repurchase Agreement; 0.18% dated
01/31/11 maturing 02/01/11 (collateralized by
US Treasury Notes; $4,357,168; 0.00%; dated
06/23/11 - 07/21/11)
Investment in Joint Trading Account; Merrill	11,399	11,400
Lynch Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $11,627,422;
0.00% - 8.13%; dated 11/23/11 - 01/15/26)
Investment in Joint Trading Account; Morgan	5,553	5,553
Stanley Repurchase Agreement; 0.21% dated
01/31/11 maturing 02/01/11 (collateralized by
Sovereign Agency Issues; $5,664,318; 0.00%
- 4.63%; dated 07/27/11 - 01/02/14)
		$ 41,159
TOTAL REPURCHASE AGREEMENTS		$ 41,159
Total Investments		$ 1,013,399
Other Assets in Excess of Liabilities, Net - 0.59%		$ 5,967
TOTAL NET ASSETS - 100.00%		$ 1,019,366

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $28 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 179,087
Unrealized Depreciation		(56,110)
Net Unrealized Appreciation (Depreciation)		$ 122,977
Cost for federal income tax purposes		$ 890,422
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		32 .09%
Industrial		17 .75%
Consumer, Cyclical		12 .31%
Consumer, Non-cyclical		11 .32%
Energy		8 .28%
Technology		5 .87%
Basic Materials		4 .91%
Communications		3 .88%
Utilities		2 .96%
Diversified		0 .04%
Other Assets in Excess of Liabilities, Net		0 .59%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2011	Long	609	$ 47,210	$ 47,514	$ 304
$ 304

All dollar amounts are shown in thousands (000's)

See accompanying notes

273

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 106.66%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Alabama - 1.86%			California (continued)
Auburn University			Los Angeles Unified School District/CA
5.00%, 06/01/2038	$ 1,500	$ 1,433	5.00%, 07/01/2029	$ 1,000	$ 949
Birmingham Airport Authority AGM			Metropolitan Water District of Southern
5.25%, 07/01/2030	1,000	972	California
Courtland Industrial Development Board			5.00%, 07/01/2029	1,150	1,163
5.20%, 06/01/2025	1,250	1,121	Morongo Band of Mission Indians
Selma Industrial Development Board			6.50%, 03/01/2028(c)	500	464
6.25%, 11/01/2033	700	698	Poway Unified School District
		$ 4,224	0.00%, 08/01/2023(b)	1,250	578
Alaska - 3.70%			Richmond Joint Powers Financing Authority
Alaska International Airports System AMBAC			6.25%, 07/01/2024	1,000	1,042
5.25%, 10/01/2027	4,500	4,835	San Francisco City & County Airports
Borough of Matanuska-Susitna AK ASSURED			Commission
GTY			5.00%, 05/01/2040	1,000	884
5.50%, 09/01/2023	1,500	1,618	State of California
City of Anchorage AK NATL-RE			5.25%, 07/01/2021	1,000	1,070
6.50%, 12/01/2013	1,235	1,399	5.25%, 11/01/2025	2,000	2,000
Northern Tobacco Securitization Corp			Tobacco Securitization Authority of Northern
5.00%, 06/01/2046	1,000	587	California
		$ 8,439	5.38%, 06/01/2038	1,000	685
Arizona - 3.47%			Twin Rivers Unified School District AGM
Arizona State Transportation Board			3.50%, 06/01/2041	500	498
5.00%, 07/01/2026(a)	1,500	1,535	University of California
Arizona State University AMBAC			5.50%, 05/15/2027	1,375	1,401
5.25%, 09/01/2024	1,090	1,112	5.75%, 05/15/2023(a)	930	1,042
Glendale Industrial Development Authority			5.75%, 05/15/2025(a)	1,380	1,511
5.00%, 05/15/2035	500	431			$ 26,849
5.13%, 05/15/2040	500	441	Colorado - 2.90%
Maricopa County Pollution Control Corp			City of Colorado Springs CO AGM
6.00%, 05/01/2029	500	523	5.25%, 12/15/2022	3,000	3,130
Navajo County Pollution Control Corp			Colorado Health Facilities Authority AGM
5.75%, 06/01/2034	1,000	1,030	5.20%, 03/01/2031	1,000	956
Phoenix Civic Improvement Corp			Lincoln Park Metropolitan District
5.00%, 07/01/2034	1,000	993	6.20%, 12/01/2037	500	449
Pima County Industrial Development Authority			Platte River Power Authority
6.25%, 06/01/2026	160	134	5.00%, 06/01/2026	1,135	1,174
6.55%, 12/01/2037	300	256	Regional Transportation District
Salt River Project Agricultural Improvement &			6.00%, 01/15/2041	450	404
Power District			6.50%, 01/15/2030	500	493
5.00%, 01/01/2039	1,500	1,467			$ 6,606
		$ 7,922	Connecticut - 0.61%
California - 11.78%			State of Connecticut ACA
Bay Area Toll Authority			6.60%, 07/01/2024	1,500	1,387
5.00%, 04/01/2034(a)	2,500	2,372
5.00%, 04/01/2039(a)	1,000	936	District of Columbia - 2.78%
California State Public Works Board			District of Columbia
5.00%, 04/01/2030	1,175	1,022	5.00%, 12/01/2023(a)	1,785	1,903
California Statewide Communities Development			5.00%, 12/01/2024(a)	715	755
Authority			6.38%, 10/01/2034	1,000	1,025
6.25%, 11/15/2019	500	516	District of Columbia Water & Sewer
6.63%, 11/15/2024	500	511	Authority AGM
California Statewide Communities Development			5.50%, 10/01/2017	500	582
Authority FHA INS			District of Columbia Water & Sewer
6.63%, 08/01/2029	1,000	1,083	Authority AGM-CR NATL-RE-FGIC
City of Vernon CA			5.50%, 10/01/2041	2,000	2,054
5.13%, 08/01/2021	1,000	1,002			$ 6,319
Foothill-Eastern Transportation Corridor			Florida - 4.16%
Agency NATL-RE			Bay Laurel Center Community Development
0.00%, 01/15/2018(b)	2,000	1,202	District
Golden State Tobacco Securitization Corp			5.45%, 05/01/2037	465	363
5.00%, 06/01/2045	1,000	780	City of Port St Lucie FL NATL-RE
Lancaster Redevelopment Agency			5.00%, 07/01/2033	500	417
6.50%, 08/01/2029	580	583	County of Miami-Dade FL ASSURED GTY
Los Angeles Department of Airports			5.25%, 10/01/2033	2,000	1,838
5.00%, 05/15/2035	1,500	1,383	Escambia County Health Facilities
Los Angeles Department of Water & Power			Authority AMBAC
5.25%, 07/01/2038(a)	1,000	987	5.95%, 07/01/2020	65	66
Los Angeles Harbor Department
5.00%, 08/01/2031	1,240	1,185

See accompanying notes

274

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Florida (continued)			Illinois (continued)
Florida Housing Finance Corporation AMBAC			Illinois State Toll Highway Authority
FHA 542 (C)			5.25%, 01/01/2030	$ 1,000	$ 963
6.50%, 07/01/2036	$ 900	$ 851	Metropolitan Pier & Exposition Authority AGM
Hillsborough County Port District NATL-RE			5.50%, 06/15/2050	2,000	1,819
5.38%, 06/01/2027	1,000	950	Railsplitter Tobacco Settlement Authority
Miami-Dade County Educational Facilities			5.25%, 06/01/2021	1,000	944
Authority BHAC-CR			Village of Bartlett IL
5.50%, 04/01/2038	1,000	1,001	5.60%, 01/01/2023	300	242
Miami-Dade County Expressway Authority			Village of Bolingbrook IL
5.00%, 07/01/2040	1,000	906	6.25%, 01/01/2024(d)	500	325
Miami-Dade County School Board ASSURED			Village of Gilberts IL
GTY			0.00%, 03/01/2016(b),(e)	500	260
5.25%, 05/01/2028	2,000	1,971	Village of Pingree Grove IL
Orange County Housing Finance Authority			5.25%, 03/01/2015	400	378
7.00%, 10/01/2025	500	510	6.00%, 03/01/2036	122	101
Seminole Indian Tribe of Florida			Volo Village Special Service Area No 3
5.75%, 10/01/2022(c)	250	234	6.00%, 03/01/2036	250	187
Tolomato Community Development District					$ 25,728
6.55%, 05/01/2027	300	207	Indiana - 1.91%
6.65%, 05/01/2040	160	106	Indiana Finance Authority
West Villages Improvement District			5.38%, 11/01/2032	1,000	944
5.50%, 05/01/2037	155	68	Indiana Municipal Power Agency
		$ 9,488	6.00%, 01/01/2039	1,000	1,030
Georgia - 0.67%			Indiana Municipal Power Agency NATL-RE
City of Atlanta GA			6.13%, 01/01/2013	2,240	2,392
6.00%, 11/01/2027	1,000	1,043			$ 4,366
7.38%, 01/01/2031	500	487	Iowa - 1.32%
		$ 1,530	City of Altoona IA
Hawaii - 0.92%			5.75%, 06/01/2031	1,200	1,145
City & County of Honolulu HI			County of Pottawattamie IA
6.00%, 01/01/2012	730	766	5.75%, 05/15/2026	385	335
6.00%, 01/01/2012	1,270	1,334	Iowa Finance Authority
		$ 2,100	5.75%, 11/15/2024	400	324
Idaho - 1.41%			State of Iowa
Idaho Health Facilities Authority			5.00%, 06/01/2027	1,200	1,214
6.65%, 02/15/2021	2,000	2,534			$ 3,018
Idaho Housing & Finance Association			Kansas - 1.59%
5.85%, 07/01/2036	665	674	City of Lenexa KS
		$ 3,208	5.50%, 05/15/2039	1,000	688
Illinois - 11.28%			County of Sedgwick KS/County of Shawnee
City of Chicago IL			KS GNMA/FNMA
7.13%, 03/15/2022	575	560	5.65%, 06/01/2037	945	979
7.46%, 02/15/2026	250	237	Kansas Development Finance Authority
City of Chicago IL AGM			5.50%, 11/15/2029	1,000	1,001
5.75%, 01/01/2020(a)	5,230	5,388	Wyandotte County-Kansas City Unified
City of Chicago IL ASSURED GTY			Government BHAC
5.25%, 01/01/2025(a)	2,000	1,946	5.00%, 09/01/2029	1,000	959
City of Chicago IL BHAC					$ 3,627
5.50%, 01/01/2038	1,000	1,005	Kentucky - 2.90%
City of United City of Yorkville IL			Kentucky Economic Development Finance
5.75%, 03/01/2028	500	430	Authority
6.00%, 03/01/2036	600	435	5.38%, 08/15/2024	1,000	1,037
Huntley Special Service Area No			5.63%, 08/15/2027	1,000	1,028
10/IL ASSURED GTY			6.50%, 03/01/2045	500	469
5.10%, 03/01/2029	1,000	949	Kentucky Economic Development Finance
Illinois Finance Authority			Authority ASSURED GTY
5.00%, 08/15/2026	100	81	6.00%, 12/01/2033	1,000	1,019
5.10%, 08/15/2031	505	385	Kentucky State Property & Building
5.38%, 08/15/2024	500	517	Commission ASSURED GTY
5.50%, 08/01/2037	1,000	833	5.25%, 02/01/2025	1,000	1,032
5.75%, 08/15/2030	1,000	1,011	Louisville/Jefferson County Metropolitan
5.75%, 11/15/2037	1,500	1,365	Government
6.00%, 05/15/2025	500	434	5.25%, 10/01/2036	665	574
6.00%, 03/01/2038	1,000	1,026	Paducah Electric Plant Board ASSURED GTY
6.25%, 11/15/2035	1,000	1,002	5.25%, 10/01/2035	1,500	1,469
6.50%, 11/01/2038	1,000	1,045			$ 6,628
7.00%, 02/15/2018	685	807
7.25%, 11/01/2038	1,000	1,053

See accompanying notes

275

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Louisiana - 1.54%			Missouri (continued)
Lafayette Public Trust Financing Authority AGM			City of Carthage MO
5.25%, 10/01/2030	$ 1,000	$ 968	5.88%, 04/01/2030	$ 160	$ 128
Louisiana Public Facilities Authority			6.00%, 04/01/2038	250	187
5.00%, 06/01/2030	400	367	City of Fenton MO
Louisiana Public Facilities Authority FNMA			7.00%, 10/01/2021	575	605
0.00%, 12/01/2019(b)	1,500	1,084	City of Kansas City MO
New Orleans Aviation Board ASSURED GTY			5.25%, 03/01/2018	200	188
6.00%, 01/01/2023	1,000	1,084	5.40%, 06/01/2024	120	97
		$ 3,503	City of Maryland Heights MO
Maryland - 0.90%			5.50%, 09/01/2018	220	205
County of Prince George's MD			Missouri State Health & Educational Facilities
5.20%, 07/01/2034	100	82	Authority
Maryland Community Development			0.26%, 07/01/2029	1,000	1,000
Administration			5.50%, 02/01/2042	375	329
5.05%, 09/01/2032	1,000	920	St Louis County Industrial Development
Maryland Economic Development Corp			Authority
5.38%, 06/01/2025	390	374	6.38%, 12/01/2030	500	421
5.75%, 06/01/2035	545	502			$ 4,251
Maryland Health & Higher Educational Facilities			Nebraska - 1.79%
Authority			Municipal Energy Agency of Nebraska BHAC
5.25%, 01/01/2027	250	194	5.13%, 04/01/2029	1,000	1,009
		$ 2,072	Omaha Public Power District
Massachusetts - 3.12%			5.50%, 02/01/2039	1,000	1,030
Massachusetts Bay Transportation Authority			6.15%, 02/01/2012	1,025	1,052
5.25%, 07/01/2028	2,000	2,140	University of Nebraska
Massachusetts Development Finance Agency			5.25%, 07/01/2039	1,000	1,010
5.75%, 11/15/2042	500	329			$ 4,101
5.75%, 12/01/2042	1,000	1,049	Nevada - 1.34%
6.38%, 07/01/2029(e)	700	589	City of Reno NV
Massachusetts Health & Educational Facilities			5.25%, 06/01/2037	1,260	1,092
Authority			County of Clark NV
6.00%, 07/01/2031	200	212	5.13%, 07/01/2034	1,000	906
6.00%, 07/01/2031	800	776	State of Nevada
Massachusetts Health & Educational Facilities			5.00%, 06/01/2022(a)	1,000	1,048
Authority GO OF UNIV					$ 3,046
5.00%, 07/01/2038	1,000	1,013	New Hampshire - 1.63%
Massachusetts State College Building Authority			City of Manchester NH AGM
5.50%, 05/01/2039	1,000	1,024	5.13%, 01/01/2030	1,000	938
		$ 7,132	New Hampshire Business Finance Authority
Michigan - 2.63%			7.13%, 07/01/2027(d)	750	780
City of Detroit MI AGM			New Hampshire Health & Education Facilities
5.00%, 07/01/2026	1,000	933	Authority AGM
7.00%, 07/01/2027	1,500	1,674	5.50%, 08/01/2027	2,000	2,004
Kent Hospital Finance Authority					$ 3,722
5.50%, 01/15/2047	500	555	New Jersey - 2.42%
Michigan Strategic Fund			New Jersey Economic Development Authority
5.45%, 09/01/2029	2,000	1,943	5.00%, 09/01/2034	1,000	951
Michigan Strategic Fund XLCA			5.13%, 07/01/2025	160	131
5.45%, 12/15/2032	1,000	922	5.75%, 04/01/2031	1,000	893
		$ 6,027	5.75%, 06/01/2031	550	506
Minnesota - 0.73%			New Jersey Health Care Facilities Financing
City of Minneapolis MN			Authority
6.75%, 11/15/2032	500	532	5.75%, 07/01/2037	1,750	1,561
City of Minneapolis MN ASSURED GTY			New Jersey Housing & Mortgage Finance Agency
6.50%, 11/15/2038	1,000	1,050	6.38%, 10/01/2028	905	958
City of Pine City MN			Tobacco Settlement Financing Corp/NJ
6.25%, 05/01/2035	100	83	5.00%, 06/01/2041	880	530
		$ 1,665			$ 5,530
Mississippi - 0.22%			New Mexico - 0.59%
Mississippi Business Finance Corp			New Mexico Hospital Equipment Loan Council
0.25%, 12/01/2030	500	500	5.00%, 08/01/2039	1,500	1,336

Missouri - 1.86%			New York - 5.75%
Cape Girardeau County Industrial Development			Brooklyn Arena Local Development Corp
Authority			6.25%, 07/15/2040	480	466
5.50%, 06/01/2034	1,000	942	6.38%, 07/15/2043	200	195
5.63%, 06/01/2027	160	149	City of New York NY
			0.24%, 08/01/2020	1,000	1,000

See accompanying notes

276

Schedule of Investments Tax-Exempt Bond Fund January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
New York (continued)			Pennsylvania (continued)
East Rochester Housing Authority			Philadelphia Redevelopment Authority NATL-RE
5.50%, 08/01/2033	$ 160	$ 124	FGIC
Metropolitan Transportation Authority			5.50%, 04/15/2017	$ 1,000	$ 1,036
5.25%, 11/15/2030	1,500	1,512			$ 4,722
New York City Industrial Development Agency			Puerto Rico - 1.59%
6.25%, 03/01/2015	1,000	978	Puerto Rico Sales Tax Financing Corp
New York City Industrial Development			5.00%, 08/01/2039	1,000	1,023
Agency ASSURED GTY			5.25%, 08/01/2041	1,350	1,207
6.13%, 01/01/2029	1,000	1,052	5.38%, 08/01/2039	700	642
New York City Transitional Finance Authority ST			5.50%, 08/01/2042	800	742
AID WITHHLDG					$ 3,614
5.25%, 01/15/2039	2,000	1,997	South Carolina - 0.87%
New York State Dormitory Authority ASSURED			South Carolina Jobs-Economic Development
GTY ST AID WITHHLDG			Authority AMBAC
5.00%, 10/01/2023	2,000	2,084	5.20%, 11/01/2027	1,000	1,000
New York State Thruway Authority			South Carolina Jobs-Economic Development
5.00%, 03/15/2026(a)	1,480	1,525	Authority ASSURED GTY
Port Authority of New York & New Jersey GO OF			5.38%, 02/01/2029	1,000	985
AUTH					$ 1,985
5.00%, 10/01/2035(a)	2,250	2,191
			Tennessee - 1.24%
		$ 13,124	Chattanooga Health Educational & Housing
North Carolina - 0.45%			Facility Board
City of Raleigh NC			5.50%, 10/01/2020	445	410
5.00%, 03/01/2031(f)	1,000	1,017	Johnson City Health & Educational Facilities
			Board
North Dakota - 0.20%			7.50%, 07/01/2033	1,000	1,104
County of McLean ND			Shelby County Health Educational & Housing
5.15%, 07/01/2040	500	449	Facilities Board
			5.63%, 09/01/2026	500	454
Ohio - 2.27%			Tennessee Housing Development Agency GO OF
County of Adams OH			AGY
6.25%, 09/01/2020(e)	1,000	796	4.85%, 01/01/2032	940	867
County of Montgomery OH					$ 2,835
6.25%, 11/15/2033	1,310	1,338	Texas - 7.80%
Ohio Air Quality Development Authority			Capital Area Cultural Education Facilities Finance
5.63%, 06/01/2018	1,000	1,051	Corp
Ohio Higher Educational Facility Commission			6.13%, 04/01/2045	1,000	921
6.75%, 01/15/2039	1,000	1,022	County of Harris TX
Ohio Housing Finance			5.00%, 08/15/2032(a)	1,500	1,467
Agency GNMA/FNMA/FHLMC COLL			Dallas County Flood Control District No 1
5.20%, 09/01/2029	965	949	6.75%, 04/01/2016	205	216
		$ 5,156	Dallas-Fort Worth International Airport Facilities
Oklahoma - 0.03%			Improvement Corp BHAC-CR FGIC
Oklahoma Housing Finance Agency GNMA			5.50%, 11/01/2031	1,500	1,429
COLL			Dallas-Fort Worth International Airport Facilities
8.00%, 08/01/2018	75	76	Improvement Corp NATL-RE
			6.00%, 11/01/2023	500	502
Oregon - 0.90%			El Paso County Hospital District ASSURED GTY
Oregon State Department of Administrative			5.00%, 08/15/2037	1,000	945
Services			Harris County Industrial Development Corp
5.25%, 04/01/2026	1,500	1,583	5.00%, 02/01/2023	400	391
Warm Springs Reservation Confederated Tribe			McLennan County Public Facility Corp
6.38%, 11/01/2033	500	483	6.63%, 06/01/2035	1,000	1,047
		$ 2,066	North Texas Health Facilities Development
Pennsylvania - 2.06%			Corp AGM
Franklin County Industrial Development			5.00%, 09/01/2024	1,000	970
Authority/PA			5.00%, 09/01/2032	1,000	904
5.38%, 07/01/2042	500	445	North Texas Tollway Authority
Fulton County Industrial Development Authority			5.63%, 01/01/2033	1,000	956
5.90%, 07/01/2040	160	126	5.75%, 01/01/2033	1,000	942
Pennsylvania Economic Development Financing			Sea Breeze Public Facility Corp
Authority			6.50%, 01/01/2046	100	80
5.00%, 12/01/2042	750	779	Southwest Higher Education Authority
Pennsylvania Turnpike Commission			5.00%, 10/01/2035	1,500	1,440
0.00%, 12/01/2028(d)	800	588	Spring Independent School District PSF-GTD
0.00%, 12/01/2034(d)	500	371	5.00%, 08/15/2034	1,000	1,006
Pennsylvania Turnpike Commission ASSURED			Tarrant County Cultural Education Facilities
GTY			Finance Corp
5.00%, 06/01/2039	1,500	1,377	6.13%, 11/15/2029	1,000	941

See accompanying notes

277

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Texas (continued)			Wisconsin (continued)
Tarrant County Cultural Education Facilities			Wisconsin Housing & Economic Development
Finance Corp ASSURED GTY			Authority GO OF AUTH
6.25%, 07/01/2028	$ 1,000	$ 1,024	4.75%, 09/01/2033	$ 500	$ 451
Texas A&M University					$ 8,217
5.00%, 05/15/2027	1,000	1,031	TOTAL MUNICIPAL BONDS		$ 243,354
Texas Private Activity Bond Surface			Total Investments		$ 243,354
Transportation Corp			Liability for Floating Rate Notes Issued in Conjunction with
6.88%, 12/31/2039	550	548	Securities Held - (7.63)%
Texas State Transportation Commission			Notes with interest rates ranging from 0.29% to	$ (17,410)	$ (17,410)
5.00%, 04/01/2020	1,000	1,079	0.43% at January 31, 2011 and contractual maturity
		$ 17,839	of collateral from 2011-2039.(g)
Utah - 1.84%			Total Net Investments		$ 225,944
Utah Housing Corp			Other Assets in Excess of Liabilities, Net - 0.97%		$ 2,221
5.25%, 01/01/2039(a)	3,225	3,238	TOTAL NET ASSETS - 100.00%		$ 228,165
5.75%, 07/01/2036	965	968
		$ 4,206
Virgin Islands - 0.27%			(a)	Security or portion of underlying security related to Inverse Floaters
Virgin Islands Public Finance Authority			entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 10/01/2025	650	625	information.
			(b) Non-Income Producing Security
Virginia - 0.80%			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Lexington Industrial Development Authority			1933. These securities may be resold in transactions exempt from
5.38%, 01/01/2028	750	607	registration, normally to qualified institutional buyers. Unless otherwise
Washington County Industrial Development			indicated, these securities are not considered illiquid. At the end of the
Authority/VA			period, the value of these securities totaled $698 or 0.31% of net assets.
7.50%, 07/01/2029	750	814	(d)	Variable Rate. Rate shown is in effect at January 31, 2011.
White Oak Village Shops Community			(e) Security is Illiquid
Development Authority			(f) Security purchased on a when-issued basis.
5.30%, 03/01/2017	400	397	(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
		$ 1,818	effect at January 31, 2011
Washington - 3.24%
FYI Properties
5.50%, 06/01/2039	1,000	984	Unrealized Appreciation (Depreciation)
State of Washington			The net federal income tax unrealized appreciation (depreciation) and federal tax
6.40%, 06/01/2017	3,000	3,482	cost of investments held as of the period end were as follows:
Washington Health Care Facilities Authority
7.38%, 03/01/2038	1,000	1,062	Unrealized Appreciation		$ 6,589
Washington Health Care Facilities Authority AGM			Unrealized Depreciation		(10,044)
5.50%, 08/15/2038	1,000	956	Net Unrealized Appreciation (Depreciation)		$ (3,455)
Washington Higher Education Facilities Authority			Cost for federal income tax purposes		$ 229,394
5.63%, 10/01/2040	1,000	901	All dollar amounts are shown in thousands (000's)
		$ 7,385
West Virginia - 1.71%			Portfolio Summary (unaudited)
County of Harrison WV NATL-RE-IBC			Sector		Percent
6.88%, 04/15/2022	2,500	2,500	Revenue		55 .95%
County of Ohio WV			Insured		34 .77%
5.85%, 06/01/2034	250	209	Prerefunded		7 .18%
West Virginia Hospital Finance Authority			General Obligation		5 .32%
5.50%, 06/01/2034	1,250	1,187	Revenue - Special Tax		1 .67%
		$ 3,896	Tax Allocation		1 .38%
Wisconsin - 3.61%			Certificate Participation		0 .35%
City of Superior WI GO OF CORP			Special Obligation Bonds		0 .04%
5.38%, 11/01/2021	750	747	Liability for floating rate notes issued		(7.63)%
County of Milwaukee WI AGM			Other Assets in Excess of Liabilities, Net		0 .97%
5.25%, 12/01/2025	4,000	3,790	TOTAL NET ASSETS		100.00%
State of Wisconsin ST APPROP
5.38%, 05/01/2025	1,000	1,046
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/01/2033	1,000	921
6.38%, 02/15/2029	500	516
6.63%, 02/15/2039	720	746

See accompanying notes

278

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund,
Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040
Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and
SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend
Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate
Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation
Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International
Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II,
LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap
Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I,
MidCap Value Fund III, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-
Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund
II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund
(known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM
Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-
supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by
Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the
Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’
net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment
Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate
interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed
securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each
Fund’s assets and liabilities. Certain transfers my occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. The table below includes amounts that were transferred from Level 1 to Level 2 at January 31, 2011:

Diversified International Fund	$1,327,545,389
International Emerging Markets Fund	815,822,631
International Fund I	482,028,919
International Growth Fund	986,610,443
International Value Fund I	1,003,386,029

The following is a summary of the inputs used as of January 31, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):

Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund	Prices	Inputs	Unobservable Inputs (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$ —	$ 1,190,126	$ 22,990	$ 1,213,116
Common Stocks*	—	—	—	—
Convertible Bonds	—	1,715	—	1,715
Municipal Bonds	—	4,615	—	4,615
Repurchase Agreements	—	74,331	—	74,331
Senior Floating Rate Interests	—	42,352	2,000	44,352
U.S. Government & Government Agency Obligations	—	743,821	—	743,821
Total investments in securities $	—	$ 2,056,960	$ 24,990	$ 2,081,950
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 146	$ —	$ 146
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (2,497)	$ —	$ (2,497)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (99)	$ —	$ (99)

California Municipal Fund
Municipal Bonds	$ —	$ 247,910	$ —	$ 247,910
Total investments in securities $	—	$ 247,910	$ —	$ 247,910

Core Plus Bond Fund I
Bonds	$ —	$ 1,298,407	$ 43,720	$ 1,342,127
Commercial Paper	—	2,099	—	2,099
Convertible Bonds	—	14,815	—	14,815
Convertible Preferred Stocks
Financial	—	6,046	—	6,046
Municipal Bonds	—	93,159	—	93,159
Repurchase Agreements	—	396,800	—	396,800
Senior Floating Rate Interests	—	4,497	—	4,497
U.S. Government & Government Agency Obligations	—	1,296,637	—	1,296,637
Total investments in securities $	—	$ 3,112,460	$ 43,720	$ 3,156,180
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 1,259	$ 2,963	$ 4,222
Credit Default Swaptions	$ —	$ 97	$ —	$ 97
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 3,558	$ —	$ 3,558
Interest Rate Contracts**
Futures	$ 1,387	$ —	$ —	$ 1,387
Inflation Floors	$ —	$ 22	$ —	$ 22
Interest Rate Swaps	$ —	$ 2,540	$ 155	$ 2,695
Interest Rate Swaptions	$ —	$ 67	$ —	$ 67
Written Options	$ —	$ 162	$ —	$ 162
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (97)	$ —	$ (97)
Credit Default Swaptions	$ —	$ (2)	$ —	$ (2)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (4,411)	$ —	$ (4,411)
Interest Rate Contracts**
Forward Volatility Agreements	$ —	$ —	$ (927)	$ (927)
Futures	$ (2,910)	$ —	$ —	$ (2,910)
Inflation Floors	$ —	$ (14)	$ —	$ (14)
Interest Rate Swaps	$ —	$ (1,097)	$ (207)	$ (1,304)
Interest Rate Swaptions	$ —	$ (4,135)	$ —	$ (4,135)
Written Options	$ —	$ (131)	$ —	$ (131)
Short Sales**	$ —	$ 35	$ —	$ 35

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund	Prices	Inputs	Unobservable Inputs (Level 1,2,3)
Disciplined LargeCap Blend Fund
Common Stocks*	$ 279,978	$ —	$ —	$ 279,978
Total investments in securities $	279,978	$ —	$ —	$ 279,978

Diversified International Fund
Common Stocks
Basic Materials	$ 56,537	$ 195,018	$ —	$ 251,555
Communications	14,623	127,426	94	142,143
Consumer, Cyclical	14,966	267,468	14	282,448
Consumer, Non-cyclical	26,180	235,014	—	261,194
Diversified	—	27,679	—	27,679
Energy	39,431	143,929	—	183,360
Financial	64,916	341,428	—	406,344
Industrial	17,847	197,094	—	214,941
Technology	7,460	82,482	—	89,942
Utilities	3,145	46,051	—	49,196
Preferred Stocks
Basic Materials	11,208	—	—	11,208
Communications	—	10,413	—	10,413
Consumer, Cyclical	—	491	—	491
Consumer, Non-cyclical	—	12,428	—	12,428
Diversified	2,374	—	—	2,374
Financial	2,096	2,805	7	4,908
Repurchase Agreements	—	21,142	—	21,142
Total investments in securities $	260,783	$ 1,710,868	$ 115	$ 1,971,766

Equity Income Fund
Bonds	$ —	$ 1,480	$ —	$ 1,480
Common Stocks*	3,247,972	—	—	3,247,972
Preferred Stocks
Financial	20,923	2,007	—	22,930
Repurchase Agreements	—	80,485	—	80,485
Total investments in securities $	3,268,895	$ 83,972	$ —	$ 3,352,867

Global Diversified Income Fund
Bonds	$ —	$ 1,070,266	$ 9,265	$ 1,079,531
Common Stocks
Basic Materials	4,560	3,169	—	7,729
Communications	6,890	6,772	—	13,662
Consumer, Cyclical	12,112	8,500	—	20,612
Consumer, Non-cyclical	10,756	5,196	—	15,952
Diversified	443	2,403	—	2,846
Energy	192,618	9,886	—	202,504
Exchange Traded Funds	600	—	—	600
Financial	89,627	84,473	—	174,100
Industrial	4,133	4,423	—	8,556
Technology	1,018	825	—	1,843
Utilities	5,775	2,381	—	8,156
Convertible Bonds	—	3,717	—	3,717
Convertible Preferred Stocks
Financial	1,648	2,953	—	4,601
Preferred Stocks
Communications	1,499	4,080	—	5,579
Energy	—	148	—	148
Financial	71,346	40,134	7,542	119,022
Government	—	8,978	—	8,978
Utilities	960	531	—	1,491
Repurchase Agreements	—	34,185	—	34,185
Senior Floating Rate Interests	—	72,554	—	72,554
Total investments in securities $	403,985	$ 1,365,574	$ 16,807	$ 1,786,366

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund	Prices	Inputs	Unobservable Inputs (Level 1,2,3)
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$ 1,313	$ 816	$ —	$ 2,129
Consumer, Non-cyclical	994	—	—	994
Diversified	—	2,510	—	2,510
Financial	62,627	69,291	—	131,918
Total investments in securities $	64,934	$ 72,617	$ —	$ 137,551
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 77	$ —	$ 77
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (93)	$ —	$ (93)

Government & High Quality Bond Fund
Bonds	$ —	$ 493,718	$ 31,425	$ 525,143
Repurchase Agreements	—	77,981	—	77,981
U.S. Government & Government Agency Obligations	—	1,111,002	—	1,111,002
Total investments in securities $	—	$ 1,682,701	$ 31,425	$ 1,714,126

High Yield Fund
Bonds	$ —	$ 2,666,768	$ 54,119	$ 2,720,887
Common Stocks
Consumer, Cyclical	31,857	—	—	31,857
Consumer, Non-cyclical	—	—	2	2
Energy	—	—	—	—
Financial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	38,999	11	39,010
Preferred Stocks
Financial	—	38,437	—	38,437
Government	2,106	—	—	2,106
Repurchase Agreements	—	94,758	—	94,758
Senior Floating Rate Interests	—	384,209	29,000	413,209
Total investments in securities $	33,963	$ 3,223,171	$ 83,132	$ 3,340,266

High Yield Fund I
Bonds	$ —	$ 1,205,274	$ 8,157	$ 1,213,431
Common Stocks
Basic Materials	9,878	—	—	9,878
Consumer, Cyclical	—	—	124	124
Consumer, Non-cyclical	193	—	109	302
Industrial	3,089	—	—	3,089
Technology	364	—	1,388	1,752
Convertible Bonds	—	118	—	118
Convertible Preferred Stocks
Consumer, Cyclical	597	1,693	—	2,290
Preferred Stocks
Consumer, Cyclical	—	385	—	385
Consumer, Non-cyclical	—	—	62	62
Financial	834	—	4,262	5,096
Repurchase Agreements	—	24,582	—	24,582
Senior Floating Rate Interests	—	71,463	—	71,463
Total investments in securities $	14,955	$ 1,303,515	$ 14,102	$ 1,332,572

Income Fund
Bonds	$ —	$ 982,932	$ 13,332	$ 996,264
Common Stocks
Energy	—	—	—	—
Financial	—	—	—	—
Convertible Bonds	—	16,414	—	16,414
Repurchase Agreements	—	48,550	—	48,550
Senior Floating Rate Interests	—	10,196	—	10,196
U.S. Government & Government Agency Obligations	—	319,132	—	319,132
Total investments in securities $	—	$ 1,377,224	$ 13,332	$ 1,390,556

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund	Prices	Inputs	Unobservable Inputs (Level 1,2,3)
Inflation Protection Fund
Bonds	$ —	$ 15,920	$ 6,863	$ 22,783
U.S. Government & Government Agency Obligations	—	597,217	—	597,217
Total investments in securities $	—	$ 613,137	$ 6,863	$ 620,000
Assets
Interest Rate Contracts**
Futures	$ 391	$ —	$ —	$ 391
Interest Rate Swaps	$ —	$ 1,747	$ —	$ 1,747
Liabilities
Interest Rate Contracts**
Futures	$ (154)	$ —	$ —	$ (154)
Interest Rate Swaps	$ —	$ (264)	$ —	$ (264)

International Emerging Markets Fund
Common Stocks
Basic Materials	$ 75,564	$ 125,165	$ —	$ 200,729
Communications	55,519	82,396	451	138,366
Consumer, Cyclical	34,803	149,151	—	183,954
Consumer, Non-cyclical	88,524	36,795	—	125,319
Diversified	4,985	35,097	—	40,082
Energy	108,529	116,244	—	224,773
Financial	80,611	253,439	—	334,050
Industrial	—	128,266	—	128,266
Technology	14,061	152,402	—	166,463
Utilities	8,535	8,765	—	17,300
Preferred Stocks
Basic Materials	53,178	—	—	53,178
Diversified	11,407	—	—	11,407
Financial	7,192	13,593	26	20,811
Repurchase Agreements	—	1,323	—	1,323
Total investments in securities $	542,908	$ 1,102,636	$ 477	$ 1,646,021

International Fund I
Common Stocks
Basic Materials	$ 11,961	$ 146,345	$ —	$ 158,306
Communications	11,830	83,311	—	95,141
Consumer, Cyclical	—	176,104	—	176,104
Consumer, Non-cyclical	16,961	190,039	—	207,000
Diversified	14,426	48,319	—	62,745
Energy	43,608	86,946	—	130,554
Financial	17,515	304,265	—	321,780
Industrial	—	171,416	—	171,416
Technology	13,525	52,489	—	66,014
Utilities	—	37,843	—	37,843
Preferred Stocks
Communications	—	56	—	56
Consumer, Cyclical	—	206	—	206
Consumer, Non-cyclical	—	214	—	214
Repurchase Agreements	—	29,910	—	29,910
Total investments in securities $	129,826	$ 1,327,463	$ —	$ 1,457,289
Assets
Equity Contracts**
Futures	$ 890	$ —	$ —	$ 890

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)
International Growth Fund
Common Stocks
Basic Materials	$ 41,980		$ 180,369	$ —	$ 222,349
Communications		—	16,202	—	16,202
Consumer, Cyclical		—	202,431	—	202,431
Consumer, Non-cyclical		6,214	217,071	—	223,285
Diversified		—	11,355	—	11,355
Energy		21,128	58,468	—	79,596
Exchange Traded Funds		5,883	—	—	5,883
Financial		18,601	119,398	—	137,999
Industrial		22,766	170,201	—	192,967
Technology		5,507	37,759	—	43,266
Utilities		—	23,868	—	23,868
Preferred Stocks
Communications		—	5,139	—	5,139
Consumer, Non-cyclical		—	7,915	—	7,915
Repurchase Agreements		—	6,594	—	6,594
	Total investments in securities $	122,079	$ 1,056,770	$ —	$ 1,178,849

International Value Fund I
Common Stocks
Basic Materials	$ —		$ 131,639	$ —	$ 131,639
Communications		—	104,252	—	104,252
Consumer, Cyclical		4,612	159,935	—	164,547
Consumer, Non-cyclical		14,035	153,569	—	167,604
Diversified		15,409	1,013	—	16,422
Energy		—	79,473	—	79,473
Financial		—	355,514	—	355,514
Industrial		—	246,563	—	246,563
Technology		—	50,331	—	50,331
Utilities		—	53,288	—	53,288
Preferred Stocks
Consumer, Cyclical		—	292	—	292
Repurchase Agreements		—	33,281	—	33,281
	Total investments in securities $	34,056	$ 1,369,150	$ —	$ 1,403,206
Assets
Equity Contracts**
Futures	$ 1,901		$ —	$ —	$ 1,901

LargeCap Blend Fund II
Common Stocks*	$ 1,036,163		$ —	$ —	$ 1,036,163
Repurchase Agreements		—	35,720	—	35,720
	Total investments in securities $	1,036,163	$ 35,720	$ —	$ 1,071,883
Assets
Equity Contracts**
Futures	$ 767		$ —	$ —	$ 767

LargeCap Growth Fund
Common Stocks*	$ 2,404,072		$ —	$ —	$ 2,404,072
Repurchase Agreements		—	62,009	—	62,009
	Total investments in securities $	2,404,072	$ 62,009	$ —	$ 2,466,081

LargeCap Growth Fund I
Common Stocks*	$ 3,068,461		$ —	$ —	$ 3,068,461
Repurchase Agreements		—	106,199	—	106,199
	Total investments in securities $	3,068,461	$ 106,199	$ —	$ 3,174,660
Assets
Equity Contracts**
Futures	$ 3,276		$ —	$ —	$ 3,276

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund	Prices	Inputs	Unobservable Inputs (Level 1,2,3)
LargeCap Growth Fund II
Common Stocks*	$ 1,119,952	$ —	$ —	$ 1,119,952
Repurchase Agreements	—	8,943	—	8,943
Total investments in securities $	1,119,952	$ 8,943	$ —	$ 1,128,895
Assets
Equity Contracts**
Futures	$ 201	$ —	$ —	$ 201
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 5	$ —	$ 5

LargeCap S&P 500 Index Fund
Common Stocks*	$ 2,455,932	$ —	$ —	$ 2,455,932
Repurchase Agreements	—	70,392	—	70,392
Total investments in securities $	2,455,932	$ 70,392	$ —	$ 2,526,324
Assets
Equity Contracts**
Futures	$ 2,386	$ —	$ —	$ 2,386

LargeCap Value Fund
Common Stocks*	$ 1,251,308	$ —	$ —	$ 1,251,308
Repurchase Agreements	—	31,053	—	31,053
Total investments in securities $	1,251,308	$ 31,053	$ —	$ 1,282,361
Assets
Equity Contracts**
Futures	$ 496	$ —	$ —	$ 496

LargeCap Value Fund I
Common Stocks*	$ 2,095,345	$ —	$ —	$ 2,095,345
Repurchase Agreements	—	68,856	—	68,856
Total investments in securities $	2,095,345	$ 68,856	$ —	$ 2,164,201
Assets
Equity Contracts**
Futures	$ 381	$ —	$ —	$ 381

LargeCap Value Fund III
Common Stocks*	$ 1,582,498	$ —	$ —	$ 1,582,498
Repurchase Agreements	—	34,994	—	34,994
Total investments in securities $	1,582,498	$ 34,994	$ —	$ 1,617,492
Assets
Equity Contracts**
Futures	$ 386	$ —	$ —	$ 386

MidCap Blend Fund
Common Stocks*	$ 1,438,831	$ —	$ —	$ 1,438,831
Repurchase Agreements	—	14,313	—	14,313
Total investments in securities $	1,438,831	$ 14,313	$ —	$ 1,453,144

MidCap Growth Fund
Common Stocks*	$ 126,944	$ —	$ —	$ 126,944
Repurchase Agreements	—	3,004	—	3,004
Total investments in securities $	126,944	$ 3,004	$ —	$ 129,948

MidCap Growth Fund III
Common Stocks*	$ 1,630,054	$ —	$ —	$ 1,630,054
Repurchase Agreements	—	43,957	—	43,957
Total investments in securities $	1,630,054	$ 43,957	$ —	$ 1,674,011
Assets
Equity Contracts**
Futures	$ 659	$ —	$ —	$ 659

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)
MidCap S&P 400 Index Fund
Common Stocks*	$ 396,568		$ —	$ —	$ 396,568
Repurchase Agreements		—	10,999	—	10,999
	Total investments in securities $	396,568	$ 10,999	$ —	$ 407,567
Assets
Equity Contracts**
Futures	$ 47		$ —	$ —	$ 47

MidCap Value Fund I
Common Stocks*	$ 1,537,030		$ —	$ —	$ 1,537,030
Repurchase Agreements		—	57,415	—	57,415
	Total investments in securities $	1,537,030	$ 57,415	$ —	$ 1,594,445
Assets
Equity Contracts**
Futures	$ 1,238		$ —	$ —	$ 1,238

MidCap Value Fund III
Common Stocks*	$ 95,876		$ —	$ —	$ 95,876
Repurchase Agreements		—	2,603	—	2,603
	Total investments in securities $	95,876	$ 2,603	$ —	$ 98,479
Assets
Equity Contracts**
Futures	$ 32		$ —	$ —	$ 32

Money Market Fund
Bonds	$ —		$ 143,237	$ —	$ 143,237
Certificate of Deposit		—	8,000	—	8,000
Commercial Paper		—	888,212	—	888,212
Investment Companies		52,480	—	—	52,480
Municipal Bonds		—	97,318	—	97,318
Repurchase Agreements		—	109,230	—	109,230
U.S. Government & Government Agency Obligations		—	7,994	—	7,994
	Total investments in securities $	52,480	$ 1,253,991	$ —	$ 1,306,471

Principal Capital Appreciation Fund
Common Stocks*	$ 1,388,085		$ —	$ —	$ 1,388,085
Repurchase Agreements		—	27,488	—	27,488
	Total investments in securities $	1,388,085	$ 27,488	$ —	$ 1,415,573

Principal LifeTime 2010 Fund
Investment Companies	$ 1,791,448		$ —	$ —	$ 1,791,448
	Total investments in securities $	1,791,448	$ —	$ —	$ 1,791,448

Principal LifeTime 2015 Fund
Investment Companies	$ 570,623		$ —	$ —	$ 570,623
	Total investments in securities $	570,623	$ —	$ —	$ 570,623

Principal LifeTime 2020 Fund
Investment Companies	$ 5,027,017		$ —	$ —	$ 5,027,017
	Total investments in securities $	5,027,017	$ —	$ —	$ 5,027,017

Principal LifeTime 2025 Fund
Investment Companies	$ 641,034		$ —	$ —	$ 641,034
	Total investments in securities $	641,034	$ —	$ —	$ 641,034

Principal LifeTime 2030 Fund
Investment Companies	$ 4,558,559		$ —	$ —	$ 4,558,559
	Total investments in securities $	4,558,559	$ —	$ —	$ 4,558,559

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)
Principal LifeTime 2035 Fund
Investment Companies	$ 407,987		$ —	$ —	$ 407,987
	Total investments in securities $	407,987	$ —	$ —	$ 407,987

Principal LifeTime 2040 Fund
Investment Companies	$ 2,688,712		$ —	$ —	$ 2,688,712
	Total investments in securities $	2,688,712	$ —	$ —	$ 2,688,712

Principal LifeTime 2045 Fund
Investment Companies	$ 184,333		$ —	$ —	$ 184,333
	Total investments in securities $	184,333	$ —	$ —	$ 184,333

Principal LifeTime 2050 Fund
Investment Companies	$ 1,136,773		$ —	$ —	$ 1,136,773
	Total investments in securities $	1,136,773	$ —	$ —	$ 1,136,773

Principal LifeTime 2055 Fund
Investment Companies	$ 28,317		$ —	$ —	$ 28,317
	Total investments in securities $	28,317	$ —	$ —	$ 28,317

Principal LifeTime Strategic Income Fund
Investment Companies	$ 661,981		$ —	$ —	$ 661,981
	Total investments in securities $	661,981	$ —	$ —	$ 661,981

Real Estate Securities Fund
Common Stocks*	$ 1,667,867		$ —	$ —	$ 1,667,867
Convertible Preferred Stocks		11,580	—	—	11,580
Repurchase Agreements		—	20,439	—	20,439
	Total investments in securities $	1,679,447	$ 20,439	$ —	$ 1,699,886

SAM Balanced Portfolio
Investment Companies	$ 3,380,024		$ —	$ —	$ 3,380,024
	Total investments in securities $	3,380,024	$ —	$ —	$ 3,380,024

SAM Conservative Balanced Portfolio
Investment Companies	$ 866,984		$ —	$ —	$ 866,984
	Total investments in securities $	866,984	$ —	$ —	$ 866,984

SAM Conservative Growth Portfolio
Investment Companies	$ 2,425,243		$ —	$ —	$ 2,425,243
	Total investments in securities $	2,425,243	$ —	$ —	$ 2,425,243

SAM Flexible Income Portfolio
Investment Companies	$ 1,006,681		$ —	$ —	$ 1,006,681
	Total investments in securities $	1,006,681	$ —	$ —	$ 1,006,681

SAM Strategic Growth Portfolio
Investment Companies	$ 1,554,739		$ —	$ —	$ 1,554,739
	Total investments in securities $	1,554,739	$ —	$ —	$ 1,554,739

Short-Term Income Fund
Bonds	$ —		$ 925,961	$ —	$ 925,961
Repurchase Agreements		—	16,890	—	16,890
U.S. Government & Government Agency Obligations		—	13,186	—	13,186
	Total investments in securities $	—	$ 956,037	$ —	$ 956,037
Assets
Interest Rate Contracts**
Futures	$ 883		$ —	$ —	$ 883

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals
Fund		Prices	Inputs	Unobservable Inputs (Level 1,2,3)
SmallCap Blend Fund
Common Stocks*	$ 224,327		$ —	$ —	$ 224,327
Repurchase Agreements		—	6,544	—	6,544
	Total investments in securities $	224,327	$ 6,544	$ —	$ 230,871
Assets
Equity Contracts**
Futures	$ 44		$ —	$ —	$ 44

SmallCap Growth Fund
Common Stocks*	$ 105,036		$ —	$ —	$ 105,036
Repurchase Agreements		—	2,488	—	2,488
	Total investments in securities $	105,036	$ 2,488	$ —	$ 107,524
Assets
Equity Contracts**
Futures	$ 14		$ —	$ —	$ 14

SmallCap Growth Fund I
Bonds	$ —		$ 3	$ —	$ 3
Common Stocks*		1,261,489	—	—	1,261,489
Repurchase Agreements		—	69,358	—	69,358
	Total investments in securities $	1,261,489	$ 69,361	$ —	$ 1,330,850
Liabilities
Equity Contracts**
Futures	$ (667)		$ —	$ —	$ (667)

SmallCap Growth Fund II
Bonds	$ —		$ 1	$ —	$ 1
Common Stocks*		220,591	—	—	220,591
Repurchase Agreements		—	7,746	—	7,746
	Total investments in securities $	220,591	$ 7,747	$ —	$ 228,338
Liabilities
Equity Contracts**
Futures	$ (133)		$ —	$ —	$ (133)

SmallCap S&P 600 Index Fund
Common Stocks*	$ 422,448		$ —	$ —	$ 422,448
Repurchase Agreements		—	7,280	—	7,280
	Total investments in securities $	422,448	$ 7,280	$ —	$ 429,728
Liabilities
Equity Contracts**
Futures	$ (80)		$ —	$ —	$ (80)

SmallCap Value Fund
Common Stocks*	$ 329,244		$ —	$ —	$ 329,244
Repurchase Agreements		—	14,841	—	14,841
	Total investments in securities $	329,244	$ 14,841	$ —	$ 344,085

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Fund II
Bonds	$ —		$ 2	$ —	$ 2
Common Stocks
Basic Materials		50,088	—	—	50,088
Communications		39,579	—	—	39,579
Consumer, Cyclical		125,493	—	—	125,493
Consumer, Non-cyclical		115,372	—	—	115,372
Diversified		455	—	—	455
Energy		84,311	—	—	84,311
Financial		285,814	—	28	285,842
Industrial		180,913	—	—	180,913
Technology		59,927	—	—	59,927
Utilities		30,258	—	—	30,258
Repurchase Agreements		—	41,159	—	41,159
	Total investments in securities $	972,210	$ 41,161	$ 28	$ 1,013,399
Assets
Equity Contracts**
Futures	$ 304		$ —	$ —	$ 304

Tax-Exempt Bond Fund
Municipal Bonds	$ —		$ 241,709	$ 1,645	$ 243,354
	Total investments in securities $	—	$ 241,709	$ 1,645	$ 243,354

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Futures, foreign currency contracts, forward volatility agreements, inflation floors, options, swaps and swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Accrued					Net Change in Unrealized
		Value		Discounts/Premiums		Transfers	Transfers	Value	Appreciation/(Depreciation)
		October 31,	Realized	and Change in	Net	into Level	Out of Level	January 31,	on Investments Held at
Fund		2010	Gain/(Loss) Unrealized Gain/(Loss) Purchases/Sales			3*	3*	2011	January 31, 2011
Bond & Mortgage Securities Fund
Bonds		$ 35,492	$ 90	$ 1,977	$ 1,802	$ 982	$ (17,353)	$ 22,990	$ 1,977
Common Stock
Technology		66	-	(66)	-	-	-	-	(66)
Senior Floating Rate Interest		-	-	-	2,000	-	-	2,000	-
	Total	$ 35,558	$ 90	$ 1,911	$ 3,802	$ 982	$ (17,353)	$ 24,990	$ 1,911

California Municipal Bond Fund
Municipal Bonds		$ 1,166	$ -	$ -	$ -	$ -	$ (1,166)	$ -	$ -
	Total	$ 1,166	$ -	$ -	$ -	$ -	$ (1,166)	$ -	$ -

Core Plus Bond Fund I
Bonds		$ 44,294	$ -	$ (1,416)	$ 9,890	$ 1,996	$ (11,044)	$ 43,720	$ (1,437)
Credit Default Swaps		197	-	54	19	2,699	(6)	2,963	1,790
Credit Default Swaptions		17	-		(16)	-	(1)	-	-
Forward Volatility Agreements		(3)	-	(924)	-	-	-	(927)	(924)
Interest Rate Floor		6	-	-	-	-	(6)	-	-
Interest Rate Swap		4,181	-	(522)	-	-	(3,711)	(52)	(522)
	Total	$ 48,692	$ -	$ (2,808)	$ 9,893	$ 4,695	$ (14,768)	$ 45,704	$ (1,093)

Diversified International Fund
Common Stock
Communications		$ -	$ 72	$ 20	$ 2	$ -	$ -	$ 94	$ 20
Consumer, Cyclical		-	-	(12)	26	-	-	14	(12)
Preferred Stock
Financial		-	-	-	7	-	-	7	-
		$ -	$ 72	$ 8	$ 35	$ -	$ -	$ 115	$ 8

Global Diversified Income Fund
Bonds		$ 13,928	$ -	$ (86)	$ (213)	$ -	$ (4,364)	$ 9,265	$ -
Common Stock
Financial		1	-	-	-	-	(1)	-	-
Preferred Stock
Financial		7,362	-	180	-	-	-	7,542	180
	Total	$ 21,291	$ -	$ 94	$ (213)	$ -	$ (4,365)	$ 16,807	$ 180

Government & High Quality Bond Fund
Bonds		$ 58,737	$ -	$ 41	$ 31,384	$ -	$ (58,737)	$ 31,425	$ 44
	Total	$ 58,737	$ -	$ 41	$ 31,384	$ -	$ (58,737)	$ 31,425	$ 44

High Yield Fund
Bonds		$ 33,814	$ 564	$ (726)	$ 3,553	$ 16,914	$ -	$ 54,119	$ (663)
Common Stock
Consumer, Non-cyclical		2	-	-	-	-	-	2	-
Technology		726	-	(782)	56	-	-	-	(782)
Convertible Bonds				-		11		11	(26)
Senior Floating Rate Interests					29,000	-		29,000	-
	Total	$ 34,542	$ 564	$ (1,508)	$ 32,609	$ 16,925	$ -	$ 83,132	$ (1,471)

HighYield Fund I
Bonds		$ 12,575	$ 436	$ (3)	$ (101)	$ -	$ (4,750)	$ 8,157	$ 415
Common Stock
Consumer, Cyclical		124	-	-	-	-	-	124	-
Consumer, Non-cyclical		109	-	-	-	-	-	109	-
Technology		2,070	-	(682)	-	-	-	1,388	(682)
Convertible Bonds		117	-	-	-	-	(117)	-	-
Preferred Stock
Consumer, Non-cyclical		58	-	4	-	-	-	62	4
Financial		4,152	-	110	-	-	-	4,262	110
	Total	$ 19,205	$ 436	$ (571)	$ (101)	$ -	$ (4,867)	$ 14,102	$ (153)

Income Fund
Bonds		$ 12,789	$ -	$ 8	$ 535	$ -	$ -	$ 13,332	$ 8
Common Stock
Financial		-	-	20	(20)	-	-	-	20
	Total	$ 12,789	$ -	$ 28	$ 515	$ -	$ -	$ 13,332	$ 28

Inflation Protection Fund
Bonds		$ 6,520	$ (20)	$ 487	$ (373)	$ 339	$ (90)	$ 6,863	$ (490)
	Total	$ 6,520	$ (20)	$ 487	$ (373)	$ 339	$ (90)	$ 6,863	$ (490)

International Emerging Markets Fund
Common Stock
Communications		$ -	$ 347	$ 118	$ (14)	$ -	$ - $	451	$ 118
Preferred Stock
Financial		-	-	1	25	-	-	26	1
	Total	$ -	$ 347	$ 119	$ 11	$ -	$ -	$ 477	$ 119

Short-Term Income Fund
Bonds		$ 117	$ -	$ -	$ -	$ -	$ (117)	$ -	$ -
	Total	$ 117	$ -	$ -	$ -	$ -	$ (117)	$ -	$ -

SmallCap Value Fund II
Common Stock
Financial		$ 37	$ -	$ 33	$ (6)	$ 1	$ (37)	$ 28	$ 27
	Total	$ 37	$ -	$ 33	$ (6)	$ 1	$ (37)	$ 28	$ 27

Tax-Exempt Bond Fund
Municipal Bonds		$ 1,758	$ -	$ (113)	$ -	$ -	$ -	$ 1,645	$ (113)
	Total	$ 1,758	$ -	$ (113)	$ -	$ -	$ -	$ 1,645	$ (113)

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Fund’s Schedules of Investments as of January 31, 2011 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 03/23/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 03/23/2011

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 03/23/2011